UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number        811-22487

                                                 DBX ETF Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

            New York, New York 10154

(Address of principal executive offices) (Zip code)

Freddi Klassen

DBX ETF Trust

345 Park Avenue

                    New York, New York 10154

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 250-4352

Date of fiscal year end: May 31

Date of reporting period: May 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

May 31, 2018

Annual Report

DBX ETF Trust

Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW)

Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF (DBAP)

Xtrackers MSCI Brazil Hedged Equity ETF (DBBR)

Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)

Xtrackers MSCI Europe Hedged Equity ETF (DBEU)

Xtrackers MSCI Eurozone Hedged Equity ETF (DBEZ)

Xtrackers MSCI Germany Hedged Equity ETF (DBGR)

Xtrackers MSCI Japan Hedged Equity ETF (DBJP)

Xtrackers MSCI Mexico Hedged Equity ETF (DBMX)

Xtrackers MSCI South Korea Hedged Equity ETF (DBKO)

Xtrackers MSCI United Kingdom Hedged Equity ETF (DBUK)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this annual report for 11 of our currency-hedged equity ETFs for the period ended May 31, 2018.

You may have noticed a new logo appearing on the cover of this report. As of March 23, 2018, Deutsche Asset Management has adopted its existing European brand, DWS, globally. As we have consolidated several businesses over the last few years, each of which has grown up relatively independently, the time has now come to be united under a single brand that reflects our global identity and the full breadth of capabilities we offer to our clients.

The DWS brand — Deutsche Gesellschaft für Wertpapiersparen — draws on our roots in the German market, going back over 60 years. It was established in Hamburg in 1956 with a singular objective: to assist private investors in building wealth and managing risk. We have been fulfilling that promise for generations. Today, the DWS name is synonymous with the values that we have continuously lived up to, and those that will remain central to our future success: Excellence, Entrepreneurship, Sustainability and Integrity. It is therefore a name that we are proud to adopt and build upon as our brand here in the Americas.

Neither our product names nor the names of DBX ETF Trust and DBX Advisors LLC will change as part of this re-branding.

In connection with this change, our Americas web site has recently been redesigned with a new address: DWS.com. However, for your convenience, the Xtrackers.com address will remain live and will continue to automatically direct you to the new ETF site. Please visit us online to find the most current insights from our CIO, economists and investment specialists.

Major global economies experienced a steady pace of expansion, with increased investment and industrial production over the reporting period. Economic factors in the U.S., such as favorable labor markets, tax reforms, and after-tax household income, drove performance. With the consensus that inflation would continue at the current level, the U.S. Federal Reserve Board (FRB) was ratified in its decisions to remove the monetary accommodation and take a step further in the second half of 2018. Eurozone’s steady economic growth has softened from elevated levels, as political fears resurfaced and consumer sentiment measures dropped. Elsewhere, emerging markets continued their momentum amidst geopolitics and tightening liquidity. After a relatively calm start in the first half of the reporting period, volatility in major economies resurfaced, with protectionist trade policies in the U.S. and political instability in Europe.

The Eurozone economy grew throughout the reporting period before reducing its pace in the first quarter of 2018. Net exports and fixed capital formation kept gross domestic product stable. Germany, the frontrunner in the bloc’s economic cycle, faced subdued domestic demand, which cast a shadow over all-time-high sentiment indicators and labor markets. Growth in France accelerated, as business confidence stood at record levels, propelled by tax cuts and lower-than-expected budget deficits, even as investments and exports slowed down towards the end of the reporting period. Political turmoil reemerged in certain pockets of Europe, due to an unstable administrative majority in Italy and Spain. Uncertainties were noticeable in the U.K. as Brexit1 caused insecurity in the U.K.; private consumption was slow, and exports and investments were subdued. However, an appealingly low budget deficit, akin to the pre-financial crisis period, provides room to allocate spending in areas that can spur growth in the U.K.

China’s economy continued to grow at a stable pace, despite mounting trade war pressures. Optimism around the persistence of the incumbent administration in China has kept macroeconomic sentiment afloat. Steady growth in Japan paused as it recorded its first quarterly contraction in 28 years. Both domestic and external consumption dipped, as investment and demand for electronics lowered. The Bank of Japan reduced the size of its purchases of 5 to 10-year bonds by JPY20bn, as global yields fell due to the political turmoil in Italy and trade war

1

fears. In Australia, growth looked promising, with an increase in trade surplus, exports of coal, and business investment.

The economic backdrop of solid growth remains encouraging despite episodic volatility, as markets adapt to the slow withdrawal of monetary stimulus. While most economies enter the peak of the current cyclical expansion, we expect divergences in policies, politics, and oil prices to be crucial in determining the path of global growth. In view of the recent strengthening of the U.S. dollar, our currency-hedged strategy plays a significant role in managing investments in international equities.

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1 Brexit is a combination of the words “Britain” and “Exit” and describes the exit of the United Kingdom from the European Union.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

2

DBX ETF Trust

Management’s Discussion on Fund Performance (Unaudited)

Xtrackers MSCI All World ex US Hedged Equity ETF

The Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI ACWI ex USA US Dollar Hedged Index (the DBAW Index). The DBAW Index is designed to provide exposure to equity securities in developed and emerging stock markets (excluding the U.S.), while at the same time mitigating exposure to fluctuation between the value of the U.S. dollar and select non-U.S. currencies. For the 12-month period ended May 31, 2018, DBAW shares returned 8.43%, compared to the DBAW Index return of 8.96%.

The majority of the sectors contributed positively to performance during the period, with the greatest contributions coming from Information Technology, Financials, and Materials. Telecommunication Services was the only negative contributor to performance. From a geographical perspective, Japan, China, and Canada were the major positive contributors, while Spain, Switzerland, and Mexico contributed negatively to performance. The Fund entered into forward foreign currency contracts during the period to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. The currency hedging strategy contributed negatively to performance.

Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF

The Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF (DBAP) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Asia Pacific ex Japan US Dollar Hedged Index (the DBAP Index). The DBAP Index is designed to provide exposure to equity securities in developed and emerging stock markets in the Asia Pacific region (excluding Japan), while at the same time mitigating exposure to fluctuation between the value of the U.S. dollar and select non-U.S. currencies. For the 12-month period ended May 31, 2018, DBAP shares returned 14.20%, compared to the DBAP Index return of 15.29%.

The majority of the sectors contributed positively to performance during the period, with the greatest contributions coming from Information Technology, Financials, and Materials. Telecommunication Services was the only negative contributor to performance. From a geographical perspective, China, Hong Kong, and Australia were the major positive contributors, while the Philippines, Indonesia, and Pakistan contributed negatively to performance. The Fund entered into forward foreign currency contracts during the period to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. The currency hedging strategy contributed negatively to performance.

Xtrackers MSCI Brazil Hedged Equity ETF

The Xtrackers MSCI Brazil Hedged Equity ETF (DBBR) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Brazil US Dollar Hedged Index (the DBBR Index). The DBBR Index is designed to provide exposure to Brazil’s equity market, while at the same time mitigating exposure to fluctuation between the value of the U.S. dollar and the Brazilian real. For the 12-month period ended May 31, 2018, DBBR shares returned 17.10%, compared to the DBBR Index return of 18.41%.

Materials, Financials, and Energy were the major positive contributors, while Consumer Staples, Information Technology, and Consumer Discretionary detracted the most from the performance. The Fund entered into forward foreign currency contracts during the period to hedge against changes in the value of the U.S. dollar against the Brazilian real. The currency hedging strategy contributed positively to performance.

On May 16, 2018, the Board of Trustees of DBX ETF Trust unanimously voted to close and liquidate DBBR. When a fund commences the liquidation of its portfolio securities, the fund may hold cash and securities that may not be consistent with the Liquidating Fund’s investment objective and strategy. After the close of business on May 31, 2018, DBBR no longer accepted creation orders and the final day of trading on the exchange was May 31, 2018. Proceeds of the liquidation were sent to shareholders on June 12, 2018.

Xtrackers MSCI Emerging Markets Hedged Equity ETF

The Xtrackers MSCI Emerging Markets Hedged ETF (DBEM) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EM US Dollar Hedged Index (the DBEM Index). The DBEM Index is designed to provide exposure to equity securities in global emerging markets, while at

3

DBX ETF Trust

Management’s Discussion on Fund Performance (Unaudited) (Continued)

the same time mitigating exposure to fluctuation between the value of the U.S. dollar and select emerging market currencies. For the 12-month period ended May 31, 2018, DBEM shares returned 13.09%, compared to the DBEM Index return of 13.93%.

The majority of the sectors contributed positively to performance during the period, with the greatest contributions coming from Information Technology, Financials, and Energy. Telecommunication Services was the only negative contributor to performance. From a geographical perspective, China, South Korea, and Taiwan were the major positive contributors, while Mexico, Turkey, and Philippines contributed negatively to performance. The Fund entered into forward foreign currency contracts during the period to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. The currency hedging strategy contributed negatively to performance.

Xtrackers MSCI Europe Hedged Equity ETF

The Xtrackers MSCI Europe Hedged Equity ETF (DBEU) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Europe US Dollar Hedged Index (the DBEU Index). The DBEU Index is designed to provide exposure to equity securities in 15 developed European stock markets, while at the same time mitigating exposure to fluctuation between the value of the U.S. dollar and select non-U.S. currencies. For the 12-month period ended May 31, 2018, DBEU shares returned 3.82%, compared to the DBEU Index return of 4.23%.

The majority of the sectors contributed positively to performance during the period, with the greatest contributions coming from Energy, Materials, and Consumer Discretionary. Healthcare, Consumer Staples, and Telecommunication Services detracted from performance. From a geographical perspective, France, Netherlands, and United Kingdom were the major positive contributors, while Spain, Switzerland, and Sweden contributed negatively to performance. The Fund entered into forward foreign currency contracts during the period to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. The currency hedging strategy contributed negatively to performance.

Xtrackers MSCI Eurozone Hedged Equity ETF

The Xtrackers MSCI Eurozone Hedged Equity ETF (DBEZ) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EMU IMI U.S. Dollar Hedged Index (the DBEZ Index). The DBEZ Index is designed to provide exposure to equities in countries in the EMU, or the “Eurozone” that have adopted the euro as their common currency and sole legal tender, while at the same time mitigating exposure to the fluctuations between the value of the U.S. dollar and the euro. For the 12-month period ended May 31, 2018, DBEZ shares returned 4.19%, compared with the DBEZ Index return of 4.56%.

Consumer Discretionary, Information Technology, and Industrials were the major positive contributors, while Healthcare, Telecommunication Services, and Financials detracted the most from performance. From a geographical perspective, France, Germany, and Netherlands were the major positive contributors, while Spain, Belgium and United Kingdom contributed negatively to performance. The Fund entered into forward foreign currency contracts during the period to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. The currency hedging strategy contributed negatively to performance.

Xtrackers MSCI Germany Hedged Equity ETF

The Xtrackers MSCI Germany Hedged Equity ETF (DBGR) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Germany US Dollar Hedged Index (the DBGR Index). The DBGR Index is designed to provide exposure to Germany’s equity market, while at the same time mitigating exposure to fluctuation between the value of the U.S. dollar and the euro. For the 12-month period ended May 31, 2018, DBGR shares returned 1.73%, compared to the DBGR Index return of 2.27%.

Consumer Discretionary, Information Technology, and Materials were the major positive contributors, while, Healthcare and Telecommunication Services detracted the most from the performance. The Fund entered into forward foreign currency contracts during the period to hedge against changes in the value of the U.S. dollar against the euro. The currency hedging strategy contributed negatively to performance.

4

DBX ETF Trust

Management’s Discussion on Fund Performance (Unaudited) (Continued)

Xtrackers MSCI Japan Hedged Equity ETF

The Xtrackers MSCI Japan Hedged Equity ETF (DBJP) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Japan US Dollar Hedged Index (the DBJP Index). The DBJP Index is designed to provide exposure to Japan’s equity market, while at the same time mitigating exposure to fluctuation between the value of the U.S. dollar and the Japanese yen. For the 12-month period ended May 31, 2018, DBJP shares returned 13.74%, compared to the DBJP Index return of 14.32%.

The majority of the sectors contributed positively to performance during the period, with the greatest contributions coming from Industrials, Consumer Discretionary, and Information Technology. Telecommunication Services was the only negative contributor to performance. The Fund entered into forward foreign currency contracts during the period to hedge against changes in the value of the U.S. dollar against the Japanese Yen. The currency hedging strategy contributed negatively to performance.

Xtrackers MSCI Mexico Hedged Equity ETF

The Xtrackers MSCI Mexico Hedged Equity ETF (DBMX) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Mexico IMI 25/50 US Dollar Hedged Index (the DBMX Index). The DBMX Index is designed to provide exposure to the Mexican equity markets, while at the same time mitigating exposure to fluctuation between the value of the U.S. dollar and the Mexican peso. For the 12-month period ended May 31, 2018, DBMX shares returned -10.72%, compared to the DBMX Index return of -10.61%.

The majority of the sectors contributed negatively to performance during the period, with the greatest contributions coming from Industrials, Materials, and Consumer Discretionary. Telecommunication services was the only positive contributor to performance. The Fund entered into forward foreign currency contracts during the period to hedge against changes in the value of the U.S. dollar against the Mexican peso. The currency hedging strategy contributed negatively to performance.

On May 16, 2018, the Board of Trustees of DBX ETF Trust unanimously voted to close and liquidate DBMX. When a fund commences the liquidation of its portfolio securities, the fund may hold cash and securities that may not be consistent with the Liquidating Fund’s investment objective and strategy. After the close of business on May 31, 2018, DBMX no longer accepted creation orders and the final day of trading on the exchange was May 31, 2018. Proceeds of the liquidation were sent to shareholders on June 12, 2018.

Xtrackers MSCI South Korea Hedged Equity ETF

The Xtrackers MSCI South Korea Hedged Equity ETF (DBKO) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Korea 25/50 US Dollar Hedged Index (the DBKO Index). The DBKO Index is designed to provide exposure to South Korean equity markets, while at the same time mitigating exposure to fluctuation between the value of the U.S. dollar and the South Korean won. For the 12-month period ended May 31, 2018, DBKO shares returned 6.28%, compared to the DBKO Index return of 7.46%.

Information Technology, Healthcare, and Materials were the major positive contributors, while, Industrials and Consumer Discretionary detracted the most from the performance. The Fund entered into forward foreign currency contracts during the period to hedge against changes in the value of the U.S. dollar against the South Korean won. The currency hedging strategy contributed negatively to performance.

Xtrackers MSCI United Kingdom Hedged Equity ETF

The Xtrackers MSCI United Kingdom Hedged Equity ETF (DBUK) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI United Kingdom US Dollar Hedged Index (the DBUK Index). The DBUK Index is designed to provide exposure to the U.K. equity market, while at the same time mitigating exposure to fluctuation between the value of the U.S. dollar and the British pound. For the 12-month period ended May 31, 2018, DBUK shares returned 6.22%, compared to the DBUK Index return of 6.85%.

Energy, Materials, and Financials were the major positive contributors, while Consumer Staples, Telecommunication Services, and Utilities detracted the most from performance. The Fund entered into forward

5

DBX ETF Trust

Management’s Discussion on Fund Performance (Unaudited) (Continued)

foreign currency contracts during the period to hedge against changes in the value of the U.S. dollar against the British Pound Sterling. The currency hedging strategy contributed negatively to performance.

*************************

Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance data visit www.Xtrackers.com. Returns assume that dividends and capital gains distributions have been reinvested. See pages 8-29 of this report for additional performance information, including performance data based on market value.

The views expressed in this report reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Current and future portfolio holdings are subject to risk.

6

This Page is Intentionally Left Blank

7

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW)

The Xtrackers MSCI All World ex US Hedged Equity ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI ACWI ex USA US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to equity securities in developed and emerging stock markets (excluding the United States), while at the same time mitigating exposure to fluctuations between the value of the US dollar and the currencies of countries included in the underlying index. It is not possible to invest directly into an index.

Performance as of 5/31/18

Average Annual Total Return
	Net Asset Value	Market Value	MSCI ACWI ex USA US Dollar Hedged Index	MSCI ACWI ex USA Index
One Year	8.43%	7.45%	8.96%	9.67%
Since Inception[1]	6.57%	6.42%	7.08%	3.99%

Cumulative Total Returns
	Net Asset Value	Market Value	MSCI ACWI ex USA US Dollar Hedged Index	MSCI ACWI ex USA Index
One Year	8.43%	7.45%	8.96%	9.67%
Since Inception[1]	31.90%	31.15%	34.69%	18.58%

1 Total returns are calculated based on the commencement of operations, 1/23/14 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 2, 2017, was 0.40%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

8

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 1/23/14.

Sector Diversification* as of 5/31/18

Financials	22.3%
Information Technology	12.1%
Industrials	11.8%
Consumer Discretionary	11.2%
Consumer Staples	9.4%
Materials	8.2%
Health Care	7.9%
Energy	7.1%
Telecommunication Services	3.7%
Real Estate	3.3%
Utilities	3.0%

Total	100.0%

Ten Largest Equity Holdings as of 5/31/18 (9.1% of Net Assets)

Description	% of Net Assets
Tencent Holdings Ltd. (China)	1.3%
Alibaba Group Holding Ltd. (China)	1.1%
Nestle SA (Switzerland)	1.1%
Samsung Electronics Co. Ltd. (South Korea)	1.0%
HSBC Holdings PLC (United Kingdom)	0.9%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	0.8%
Royal Dutch Shell PLC (Netherlands)	0.8%
Novartis AG (Switzerland)	0.7%
BP PLC (United Kingdom)	0.7%
Roche Holding AG (Switzerland)	0.7%

Country Diversification* as of 5/31/18

Japan	16.7%
United Kingdom	10.7%
China	7.6%
France	7.3%
Canada	6.8%
Germany	6.6%
Switzerland	5.7%
Australia	4.8%
South Korea	4.0%
Hong Kong	3.6%
Netherlands	3.3%
Taiwan	3.0%
Spain	2.0%
Other	17.9%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 32.

9

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF (DBAP)

The Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Asia Pacific ex Japan US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to equity securities in developed and emerging stock markets in the Asia Pacific region (excluding Japan) while at the same time mitigating exposure to fluctuations between the value of the US dollar and the currencies of countries included in the underlying index. It is not possible to invest directly into an index.

Performance as of 5/31/18

Average Annual Total Return
	Net Asset Value	Market Value	MSCI Asia Pacific ex-Japan US Dollar Hedged Index	MSCI Asia Pacific ex-Japan Index
One Year	14.20%	14.14%	15.29%	15.95%
Since Inception[1]	7.54%	7.43%	8.21%	7.27%

Cumulative Total Returns
	Net Asset Value	Market Value	MSCI Asia Pacific ex-Japan US Dollar Hedged Index	MSCI Asia Pacific ex-Japan Index
One Year	14.20%	14.14%	15.29%	15.95%
Since Inception[1]	40.36%	39.73%	44.52%	38.79%

1 Total returns are calculated based on the commencement of operations, 10/1/13 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 2, 2017, was 0.60%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

10

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF (DBAP) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 10/1/13.

Sector Diversification* as of 5/31/18

Information Technology	27.1%
Financials	25.7%
Consumer Discretionary	7.7%
Materials	6.8%
Real Estate	6.8%
Industrials	6.5%
Consumer Staples	5.1%
Health Care	4.2%
Energy	3.9%
Telecommunication Services	3.3%
Utilities	2.9%

Total	100.0%

Ten Largest Equity Holdings as of 5/31/18 (25.2% of Net Assets)

Description	% of Net Assets
Tencent Holdings Ltd. (China)	5.0%
Samsung Electronics Co. Ltd. (South Korea)	4.4%
Alibaba Group Holding Ltd. (China)	3.9%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	3.1%
AIA Group Ltd. (Hong Kong)	1.9%
China Construction Bank Corp. (China)	1.7%
Commonwealth Bank of Australia (Australia)	1.6%
BHP Billiton Ltd. (Australia)	1.3%
Westpac Banking Corp. (Australia)	1.2%
Baidu, Inc. (China)	1.1%

Country Diversification* as of 5/31/18

China	29.1%
Australia	17.5%
South Korea	15.3%
Hong Kong	13.7%
Taiwan	11.4%
Singapore	3.7%
Malaysia	2.4%
Thailand	2.3%
Indonesia	2.0%
Other	2.6%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and exchange-traded fund.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 55.

11

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI Brazil Hedged Equity ETF (DBBR)

The Xtrackers MSCI Brazil Hedged Equity ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Brazil US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to Brazilian equity markets, while at the same time mitigating exposure to fluctuations between the value of the US dollar and Brazilian real. It is not possible to invest directly into an index.

Performance as of 5/31/18

Average Annual Total Return
	Net Asset Value	Market Value	MSCI Brazil US Dollar Hedged Index	MSCI Brazil Index
One Year	17.10%	15.20%	18.41%	6.86%
Five Year	-0.78%	-0.54%	0.04%	-3.43%
Since Inception[1]	-2.54%	-2.72%	-1.25%	-6.25%

Cumulative Total Returns
	Net Asset Value	Market Value	MSCI Brazil US Dollar Hedged Index	MSCI Brazil Index
One Year	17.10%	15.20%	18.41%	6.86%
Five Year	-3.84%	-2.68%	16.00%	0.18%
Since Inception[1]	-16.44%	-17.49%	-8.42%	-36.30%

1 Total returns are calculated based on the commencement of operations, 6/9/11 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 2, 2017, was 0.60%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

12

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI Brazil Hedged Equity ETF (DBBR) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 6/9/11.

For more complete details about the Fund’s investment portfolio see page 65.

13

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)

The Xtrackers MSCI Emerging Markets Hedged Equity ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EM US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to equity securities in the global emerging markets, while at the same time mitigating exposure to fluctuations between the value of the US dollar and the currencies of countries included in the underlying index. It is not possible to invest directly into an index.

Performance as of 5/31/18

Average Annual Total Return
	Net Asset Value	Market Value	MSCI EM US Dollar Hedged Index	MSCI EM Index
One Year	13.09%	12.28%	13.93%	14.03%
Five Year	3.89%	3.88%	5.51%	4.52%
Since Inception[1]	1.73%	1.63%	3.89%	2.09%

Cumulative Total Returns
	Net Asset Value	Market Value	MSCI EM US Dollar Hedged Index	MSCI EM Index
One Year	13.09%	12.28%	13.93%	14.03%
Five Year	21.03%	20.99%	24.76%	30.76%
Since Inception[1]	12.75%	11.97%	30.58%	15.51%

1 Total returns are calculated based on the commencement of operations, 6/9/11 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 2, 2017, was 0.65%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

14

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 6/9/11.

Sector Diversification* as of 5/31/18

Information Technology	28.1%
Financials	22.9%
Consumer Discretionary	9.5%
Materials	7.4%
Energy	7.1%
Consumer Staples	6.5%
Industrials	5.5%
Telecommunication Services	4.2%
Health Care	3.2%
Real Estate	3.1%
Utilities	2.5%

Total	100.0%

Ten Largest Equity Holdings as of 5/31/18 (24.7% of Net Assets)

Description	% of Net Assets
Tencent Holdings Ltd. (China)	5.1%
Samsung Electronics Co. Ltd. (South Korea)	4.6%
Alibaba Group Holding Ltd. (China)	4.1%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	3.3%
Naspers Ltd. (South Africa)	1.8%
China Construction Bank Corp. (China)	1.7%
Baidu, Inc. (China)	1.2%
Industrial & Commercial Bank of China Ltd. (China)	1.0%
China Mobile Ltd. (Hong Kong)	1.0%
Ping An Insurance Group Co. of China Ltd. (China)	0.9%

Country Diversification* as of 5/31/18

China	28.8%
South Korea	15.1%
Taiwan	11.5%
India	8.3%
South Africa	6.2%
Brazil	6.1%
Hong Kong	4.3%
Russia	3.4%
Mexico	2.6%
Thailand	2.3%
Malaysia	2.3%
Other	9.1%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 67.

15

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI Europe Hedged Equity ETF (DBEU)

The Xtrackers MSCI Europe Hedged Equity ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Europe US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to equity securities in developed stock markets in Europe, while at the same time mitigating exposure to fluctuations between the value of the US dollar and the currencies of countries included in the underlying index. It is not possible to invest directly into an index.

Performance as of 5/31/18

Average Annual Total Return
	Net Asset Value	Market Value	MSCI Europe US Dollar Hedged Index	MSCI Europe Index
One Year	3.82%	4.01%	4.23%	4.83%
Since Inception[1]	8.09%	8.12%	8.45%	3.94%

Cumulative Total Returns
	Net Asset Value	Market Value	MSCI Europe US Dollar Hedged Index	MSCI Europe Index
One Year	3.82%	4.01%	4.23%	4.83%
Since Inception[1]	43.78%	43.99%	46.03%	19.75%

1 Total returns are calculated based on the commencement of operations, 10/1/13 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 2, 2017, was 0.45%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

16

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI Europe Hedged Equity ETF (DBEU) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 10/1/13.

Sector Diversification* as of 5/31/18

Financials	19.4%
Consumer Staples	13.2%
Industrials	13.1%
Health Care	12.3%
Consumer Discretionary	11.1%
Materials	8.6%
Energy	8.4%
Information Technology	5.5%
Utilities	3.6%
Telecommunication Services	3.4%
Real Estate	1.4%

Total	100.0%

Ten Largest Equity Holdings as of 5/31/18 (17.5% of Net Assets)

Description	% of Net Assets
Royal Dutch Shell PLC (Netherlands)	3.1%
Nestle SA (Switzerland)	2.5%
HSBC Holdings PLC (United Kingdom)	2.0%
Novartis AG (Switzerland)	1.7%
BP PLC (United Kingdom)	1.6%
Roche Holding AG (Switzerland)	1.6%
TOTAL SA (France)	1.5%
British American Tobacco PLC (United Kingdom)	1.2%
SAP SE (Germany)	1.2%
GlaxoSmithKline PLC	1.1%

Country Diversification* as of 5/31/18

United Kingdom	24.3%
France	16.9%
Germany	15.2%
Switzerland	13.1%
Netherlands	7.6%
Spain	4.6%
Sweden	4.0%
Italy	3.3%
Denmark	2.7%
Other	8.3%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 85.

17

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI Eurozone Hedged Equity ETF (DBEZ)

The Xtrackers MSCI Eurozone Hedged Equity ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EMU IMI US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to equities in countries in the EMU, or the “Eurozone,” that have adopted the euro as their common currency and sole legal tender, while at the same time mitigating exposure to fluctuations between the value of the US dollar and the euro. It is not possible to invest directly into an index.

Performance as of 5/31/18

Average Annual Total Return
	Net Asset Value	Market Value	MSCI EMU IMI US Dollar Hedged Index	MSCI EMU Index
One Year	4.19%	4.53%	4.56%	6.15%
Since Inception[1]	9.49%	9.62%	9.68%	6.54%

Cumulative Total Returns
	Net Asset Value	Market Value	MSCI EMU IMI US Dollar Hedged Index	MSCI EMU Index
One Year	4.19%	4.53%	4.56%	6.15%
Since Inception[1]	37.01%	37.62%	37.87%	24.63%

1 Total returns are calculated based on the commencement of operations, 12/10/14 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 2, 2017, was 0.45%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

18

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI Eurozone Hedged Equity ETF (DBEZ) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 12/10/14.

Sector Diversification* as of 5/31/18

Financials	17.4%
Industrials	15.6%
Consumer Discretionary	14.3%
Information Technology	9.7%
Consumer Staples	9.2%
Materials	9.0%
Health Care	7.9%
Energy	5.4%
Utilities	5.0%
Telecommunication Services	3.5%
Real Estate	3.0%

Total	100.0%

Ten Largest Equity Holdings as of 5/31/18 (18.3% of Net Assets)

Description	% of Net Assets
TOTAL SA (France)	2.7%
SAP SE (Germany)	2.0%
Siemens AG (Germany)	1.8%
Bayer AG (Germany)	1.8%
LVMH Moet Hennessy Louis Vuitton SE (France)	1.8%
Allianz SE (Germany)	1.7%
BASF SE (Germany)	1.7%
Banco Santander SA (Spain)	1.6%
Sanofi (France)	1.6%
Unilever NV (United Kingdom)	1.6%

Country Diversification* as of 5/31/18

France	30.7%
Germany	28.6%
Spain	9.2%
Netherlands	9.0%
Italy	7.2%
Belgium	3.7%
Finland	3.5%
United Kingdom	3.0%
Ireland	2.1%
Other	3.0%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 94.

19

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI Germany Hedged Equity ETF (DBGR)

The Xtrackers MSCI Germany Hedged Equity ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Germany US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to Germany’s equity markets, while at the same time mitigating exposure to fluctuations between the value of the US dollar and euro. It is not possible to invest directly into an index.

Performance as of 5/31/18

Average Annual Total Return
	Net Asset Value	Market Value	MSCI Germany US Dollar Hedged Index	MSCI Germany Index
One Year	1.73%	1.80%	2.27%	3.95%
Five Year	8.76%	8.87%	9.13%	6.03%
Since Inception[1]	5.94%	5.93%	6.32%	3.36%

Cumulative Total Returns
	Net Asset Value	Market Value	MSCI Germany US Dollar Hedged Index	MSCI Germany Index
One Year	1.73%	1.80%	2.27%	3.95%
Five Year	52.20%	52.95%	54.79%	33.99%
Since Inception[1]	49.59%	49.57%	53.46%	26.00%

1 Total returns are calculated based on the commencement of operations, 6/9/11 (“Inception”).

Prior to 5/31/13, this Fund was known as dbx-trackers MSCI Canada Hedged Equity Fund (DBCN) and had a different investment strategy. Past performance may have been different if the Fund’s current investment strategy had been in effect.

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 2, 2017, was 0.45%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

20

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI Germany Hedged Equity ETF (DBGR) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 6/9/11.

Sector Diversification* as of 5/31/18

Consumer Discretionary	18.5%
Materials	14.9%
Industrials	13.7%
Financials	13.4%
Health Care	13.3%
Information Technology	12.4%
Telecommunication Services	4.2%
Consumer Staples	3.4%
Utilities	3.4%
Real Estate	2.8%

Total	100.0%

Prior to 5/31/13, this Fund was known as dbx-trackers MSCI Canada Hedged Equity Fund (DBCN) and had a different investment strategy. Past performance may have been different if the Fund’s current investment strategy had been in effect.

Ten Largest Equity Holdings as of 5/31/18 (50.1% of Net Assets)

Description	% of Net Assets
SAP SE	7.7%
Siemens AG	6.9%
Bayer AG	6.8%
Allianz SE	6.3%
BASF SE	6.3%
Daimler AG	4.5%
Deutsche Telekom AG	3.6%
adidas AG	3.0%
Deutsche Post AG	2.6%
Volkswagen AG	2.4%

* As a percent of total investments excluding exchange-traded fund.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 103.

21

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI Japan Hedged Equity ETF (DBJP)

The Xtrackers MSCI Japan Hedged Equity ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Japan US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the Japanese equity markets while mitigating exposure to fluctuations between the value of the U.S. dollar and Japanese yen. It is not possible to invest directly into an index.

Performance as of 5/31/18

Average Annual Total Return
	Net Asset Value	Market Value	MSCI Japan US Dollar Hedged Index	MSCI Japan Index
One Year	13.74%	13.10%	14.32%	14.57%
Five Year	9.28%	9.56%	9.98%	8.29%
Since Inception[1]	11.79%	11.68%	12.54%	7.98%

Cumulative Total Returns
	Net Asset Value	Market Value	MSCI Japan US Dollar Hedged Index	MSCI Japan Index
One Year	13.74%	13.10%	14.32%	14.57%
Five Year	55.84%	57.83%	60.92%	48.94%
Since Inception[1]	117.71%	116.34%	128.21%	70.91%

1 Total returns are calculated based on the commencement of operations, 6/9/11 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares or redemtion of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 2, 2017, was 0.45%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

22

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI Japan Hedged Equity ETF (DBJP) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 6/9/11.

Sector Diversification* as of 5/31/18

Industrials	21.2%
Consumer Discretionary	19.6%
Information Technology	12.8%
Financials	12.1%
Consumer Staples	8.6%
Health Care	7.6%
Materials	6.0%
Telecommunication Services	5.0%
Real Estate	4.1%
Utilities	1.9%
Energy	1.1%

Total	100.0%

Ten Largest Equity Holdings as of 5/31/18 (17.6% of Net Assets)

Description	% of Net Assets
Toyota Motor Corp.	4.0%
Mitsubishi UFJ Financial Group, Inc.	2.0%
Sony Corp.	1.7%
Keyence Corp.	1.6%
SoftBank Group Corp.	1.6%
Sumitomo Mitsui Financial Group, Inc.	1.5%
Honda Motor Co. Ltd.	1.4%
KDDI Corp.	1.3%
Nintendo Co. Ltd.	1.3%
Mizuho Financial Group, Inc.	1.2%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 106.

23

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI Mexico Hedged Equity ETF (DBMX)

The Xtrackers MSCI Mexico Hedged Equity ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Mexico IMI 25/50 US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to the Mexican equity markets, while at the same time mitigating exposure to fluctuations between the value of the US dollar and Mexican peso. It is not possible to invest directly into an index.

Performance as of 5/31/18

Average Annual Total Return
	Net Asset Value	Market Value	MSCI Mexico IMI 25/50 US Dollar Hedged Index	MSCI Mexico IMI 25/50 Index
One Year	-10.72%	-10.71%	-10.61%	-11.48%
Since Inception[1]	-1.17%	-1.18%	-0.89%	-6.49%

Cumulative Total Returns
	Net Asset Value	Market Value	MSCI Mexico IMI 25/50 US Dollar Hedged Index	MSCI Mexico IMI 25/50 Index
One Year	-10.72%	-10.71%	-10.61%	-11.48%
Since Inception[1]	-4.98%	-5.05%	-3.82%	-25.35%

1 Total returns are calculated based on the commencement of operations, 1/23/14 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 2, 2017, was 0.50%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

24

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI Mexico Hedged Equity ETF (DBMX) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 1/23/14.

For more complete details about the Fund’s investment portfolio see page 111.

25

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI South Korea Hedged Equity ETF (DBKO)

The Xtrackers MSCI South Korea Hedged Equity ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Korea 25/50 US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to South Korean equity markets, while at the same time mitigating exposure to fluctuations between the value of the US dollar and the South Korean won. It is not possible to invest directly into an index.

Performance as of 5/31/18

Average Annual Total Return
	Net Asset Value	Market Value	MSCI Korea 25/50 US Dollar Hedged Index	MSCI Korea 25/50 Index
One Year	6.28%	6.52%	7.46%	10.83%
Since Inception[1]	5.07%	4.99%	6.50%	6.53%

Cumulative Total Returns
	Net Asset Value	Market Value	MSCI Korea 25/50 US Dollar Hedged Index	MSCI Korea 25/50 Index
One Year	6.28%	6.52%	7.46%	10.83%
Since Inception[1]	24.03%	23.63%	31.56%	31.72%

1 Total returns are calculated based on the commencement of operations, 1/23/14 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 2, 2017, was 0.58%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

26

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI South Korea Hedged Equity ETF (DBKO) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 1/23/14.

Sector Diversification* as of 5/31/18

Information Technology	37.1%
Financials	13.1%
Consumer Discretionary	12.0%
Industrials	10.7%
Materials	8.5%
Consumer Staples	7.4%
Health Care	6.5%
Energy	2.7%
Utilities	1.3%
Telecommunication Services	0.7%

Total	100.0%

Ten Largest Equity Holdings as of 5/31/18 (46.3% of Net Assets)

Description	% of Net Assets
Samsung Electronics Co. Ltd.	21.5%
SK Hynix, Inc.	6.2%
POSCO	3.0%
Celltrion, Inc.	2.5%
Hyundai Motor Co.	2.5%
KB Financial Group, Inc.	2.4%
Shinhan Financial Group Co. Ltd.	2.2%
NAVER Corp.	2.2%
LG Chem Ltd.	2.0%
LG Household & Health Care Ltd.	1.8%

* As a percent of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 112.

27

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI United Kingdom Hedged Equity ETF (DBUK)

The Xtrackers MSCI United Kingdom Hedged Equity ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI United Kingdom US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to the United Kingdom equity markets, while at the same time mitigating exposure to fluctuations between the value of the US dollar and British pound sterling. It is not possible to invest directly into an index.

Performance as of 5/31/18

Average Annual Total Return
	Net Asset Value	Market Value	MSCI United Kingdom US Dollar Hedged Index	MSCI United Kingdom Index
One Year	6.22%	6.47%	6.85%	8.93%
Since Inception[1]	6.95%	6.95%	7.63%	2.98%

Cumulative Total Returns
	Net Asset Value	Market Value	MSCI United Kingdom US Dollar Hedged Index	MSCI United Kingdom Index
One Year	6.22%	6.47%	6.85%	8.93%
Since Inception[1]	36.84%	36.85%	40.98%	14.67%

1 Total returns are calculated based on the commencement of operations, 10/1/13 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 2, 2017 was 0.45%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

28

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI United Kingdom Hedged Equity ETF (DBUK) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 10/1/13.

Sector Diversification* as of 5/31/18

Financials	21.3%
Energy	17.3%
Consumer Staples	16.4%
Health Care	10.4%
Materials	9.3%
Consumer Discretionary	8.4%
Industrials	8.2%
Telecommunication Services	3.5%
Utilities	3.1%
Real Estate	1.2%
Information Technology	0.9%

Total	100.0%

Ten Largest Equity Holdings as of 5/31/18 (43.3% of Net Assets)

Description	% of Net Assets
Royal Dutch Shell PLC	10.8%
HSBC Holdings PLC	7.1%
BP PLC	5.6%
British American Tobacco PLC	4.4%
GlaxoSmithKline PLC	3.7%
AstraZeneca PLC	3.4%
Diageo PLC	3.3%
Vodafone Group PLC	2.5%
Unilever PLC	2.5%
Rio Tinto PLC	2.5%

* As a percent of total investments excluding securities lending collateral and exchange-traded fund.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 115.

29

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the table are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (December 1, 2017 to May 31, 2018).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers MSCI All World ex US Hedged Equity ETF
Actual	$1,000.00	$1,014.40	0.40%	$2.01
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	0.40%	$2.02
Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF
Actual	$1,000.00	$1,027.20	0.60%	$3.03
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	0.60%	$3.02
Xtrackers MSCI Brazil Hedged Equity ETF
Actual	$1,000.00	$1,060.50	0.60%	$3.08
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	0.60%	$3.02
Xtrackers MSCI Emerging Markets Hedged Equity ETF
Actual	$1,000.00	$1,015.70	0.65%	$3.27
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28
Xtrackers MSCI Europe Hedged Equity ETF
Actual	$1,000.00	$1,018.90	0.46%	$2.32
Hypothetical (5% return before expenses)	$1,000.00	$1,022.64	0.46%	$2.32
Xtrackers MSCI Eurozone Hedged Equity ETF
Actual	$1,000.00	$1,012.10	0.46%	$2.31
Hypothetical (5% return before expenses)	$1,000.00	$1,022.64	0.46%	$2.32

30

DBX ETF Trust

Fees and Expenses (Unaudited) (Continued)

	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers MSCI Germany Hedged Equity ETF
Actual	$1,000.00	$981.50	0.46%	$2.27
Hypothetical (5% return before expenses)	$1,000.00	$1,022.64	0.46%	$2.32
Xtrackers MSCI Japan Hedged Equity ETF
Actual	$1,000.00	$989.10	0.46%	$2.28
Hypothetical (5% return before expenses)	$1,000.00	$1,022.64	0.46%	$2.32
Xtrackers MSCI Mexico Hedged Equity ETF
Actual	$1,000.00	$932.60	0.50%	$2.41
Hypothetical (5% return before expenses)	$1,000.00	$1,022.44	0.50%	$2.52
Xtrackers MSCI South Korea Hedged Equity ETF
Actual	$1,000.00	$988.80	0.58%	$2.88
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
Xtrackers MSCI United Kingdom Hedged Equity ETF
Actual	$1,000.00	$1,068.80	0.45%	$2.32
Hypothetical (5% return before expenses)	$1,000.00	$1,022.69	0.45%	$2.27

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 365.

31

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF

May 31, 2018

	Number of Shares	Value
COMMON STOCKS — 93.1%
Australia — 4.5%
AGL Energy Ltd.	3,715	$62,089
Alumina Ltd.	16,099	32,629
Amcor Ltd.	6,626	70,454
AMP Ltd.	16,330	48,163
APA Group (a)	6,798	44,675
Aristocrat Leisure Ltd.	3,217	73,083
ASX Ltd.	1,193	54,701
Aurizon Holdings Ltd.	12,745	41,542
AusNet Services	10,233	12,575
Australia & New Zealand Banking Group Ltd.	16,466	338,831
Bank of Queensland Ltd.	2,638	20,209
Bendigo & Adelaide Bank Ltd.	2,431	19,782
BHP Billiton Ltd.	17,632	437,230
BHP Billiton PLC	11,485	263,976
BlueScope Steel Ltd.	3,408	44,794
Boral Ltd.	6,501	30,826
Brambles Ltd.	7,336	50,097
Caltex Australia Ltd.	1,784	39,692
Challenger Ltd.	3,391	33,056
CIMIC Group Ltd.	567	17,675
Coca-Cola Amatil Ltd.	3,535	23,739
Cochlear Ltd.	358	53,105
Commonwealth Bank of Australia	9,603	503,277
Computershare Ltd.	2,682	35,170
Crown Resorts Ltd.	2,396	24,099
CSL Ltd.	2,564	360,369
Dexus REIT	5,961	44,584
Domino’s Pizza Enterprises Ltd. (b)	440	16,381
Flight Centre Travel Group Ltd. (b)	382	17,801
Fortescue Metals Group Ltd.	9,692	34,376
Goodman Group REIT	11,011	77,775
GPT Group REIT	11,052	42,041
Harvey Norman Holdings Ltd.	3,424	9,322
Healthscope Ltd.	11,617	20,646
Incitec Pivot Ltd.	10,588	27,545
Insurance Australia Group Ltd.	14,739	90,620
LendLease Group (a)	3,409	48,416
Macquarie Group Ltd.	1,862	160,993
Medibank Pvt Ltd.	15,607	34,582
Mirvac Group REIT	22,764	39,595
National Australia Bank Ltd.	15,450	313,134
Newcrest Mining Ltd.	4,583	71,952
Oil Search Ltd.	8,546	53,448
Orica Ltd.	2,209	29,519
Origin Energy Ltd.*	10,840	78,699
QBE Insurance Group Ltd.	8,336	59,763
Ramsay Health Care Ltd.	1,099	50,973
REA Group Ltd.	539	34,978
Santos Ltd.*	11,365	50,366
Scentre Group REIT	26,126	82,588
SEEK Ltd.	1,960	29,942
Sonic Healthcare Ltd.	3,219	57,354
South32 Ltd.	29,573	83,197
Stockland REIT	14,278	44,811
Suncorp Group Ltd.	7,079	71,898

	Number of Shares	Value
Australia (Continued)
Sydney Airport (a)	6,538	$35,995
Tabcorp Holdings Ltd.	12,319	40,712
Telstra Corp. Ltd.	24,383	51,631
TPG Telecom Ltd. (b)	2,176	9,166
Transurban Group (a)	11,003	98,771
Treasury Wine Estates Ltd.	4,523	56,712
Vicinity Centres REIT	19,069	38,504
Wesfarmers Ltd.	6,325	217,927
Westpac Banking Corp.	19,085	401,961
Woodside Petroleum Ltd.	5,230	128,188
Woolworths Group Ltd.	7,388	159,011

		5,751,715

Austria — 0.2%
ANDRITZ AG	495	24,709
Erste Group Bank AG*	1,790	74,664
OMV AG	894	51,420
Raiffeisen Bank International AG*	897	28,407
voestalpine AG	548	29,444

		208,644

Belgium — 0.7%
Ageas	973	49,367
Anheuser-Busch InBev SA/NV	4,319	405,039
Colruyt SA	358	19,030
Groupe Bruxelles Lambert SA	499	52,922
KBC Group NV	1,555	120,342
Proximus SADP	445	11,918
Solvay SA	445	59,826
Telenet Group Holding NV*	367	18,560
UCB SA	793	62,576
Umicore SA	1,117	63,202

		862,782

Brazil — 0.9%
Ambev SA	26,727	141,312
Atacadao Distribuicao Comercio e Industria Ltda	2,162	9,260
B3 SA-Brasil Bolsa Balcao	12,506	73,107
Banco Bradesco SA	5,960	41,739
Banco do Brasil SA	3,751	30,590
Banco Santander Brasil SA	3,116	28,264
BB Seguridade Participacoes SA	4,579	32,043
BR Malls Participacoes SA*	4,858	13,436
BRF SA*	2,640	15,185
CCR SA	7,385	20,425
Centrais Eletricas Brasileiras SA*	440	1,729
Cia de Saneamento Basico do Estado de Sao Paulo	2,312	16,235
Cia Siderurgica Nacional SA*	3,677	7,603
Cielo SA	6,899	31,401
Cosan SA Industria e Comercio	767	7,991
EDP — Energias do Brasil SA	1,714	6,085
Embraer SA	2,855	17,242
Equatorial Energia SA	1,278	20,862
Fibria Celulose SA	1,431	27,198
Hypera SA	2,312	17,507
IRB Brasil Resseguros S/A	597	7,730

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
Brazil (Continued)
JBS SA	4,251	$10,194
Klabin SA	3,340	18,825
Kroton Educacional SA	8,336	24,197
Localiza Rent a Car SA	3,056	20,294
Lojas Renner SA	4,428	35,278
M Dias Branco SA	660	7,443
Magazine Luiza SA	418	12,169
Multiplan Empreendimentos Imobiliarios SA	548	8,633
Natura Cosmeticos SA	1,303	11,798
Odontoprev SA	1,569	5,882
Petrobras Distribuidora SA	1,917	9,369
Petroleo Brasileiro SA	17,562	104,644
Porto Seguro SA	417	4,760
Raia Drogasil SA	1,574	26,319
Rumo SA*	4,170	15,464
Sul America SA	705	3,707
Suzano Papel e Celulose SA	2,269	26,260
TIM Participacoes SA	4,179	15,048
Ultrapar Participacoes SA	2,154	28,920
Vale SA	17,733	241,087
WEG SA	4,265	19,676

		1,216,911

Canada — 6.4%
Agnico Eagle Mines Ltd.	1,123	50,399
Alimentation Couche-Tard, Inc., Class B	2,581	107,771
AltaGas Ltd.	709	13,916
ARC Resources Ltd.	2,312	23,823
Atco Ltd., Class I	452	13,739
Bank of Montreal	3,924	303,969
Bank of Nova Scotia	7,211	435,129
Barrick Gold Corp.	7,279	95,830
BCE, Inc.	879	36,615
BlackBerry Ltd.*	1,959	23,192
Bombardier, Inc., Class B*	10,037	37,776
Brookfield Asset Management, Inc., Class A	5,030	200,603
CAE, Inc.	1,669	35,154
Cameco Corp.	2,030	20,995
Canadian Imperial Bank of Commerce	2,619	228,652
Canadian National Railway Co.	4,256	355,323
Canadian Natural Resources Ltd.	7,237	250,554
Canadian Pacific Railway Ltd.	898	173,152
Canadian Tire Corp. Ltd., Class A	435	55,383
Canadian Utilities Ltd., Class A	795	19,296
CCL Industries, Inc., Class B	906	44,839
Cenovus Energy, Inc.	5,914	62,397
CGI Group, Inc., Class A*	1,737	106,784
CI Financial Corp.	1,614	31,294
Constellation Software, Inc.	129	101,602
Crescent Point Energy Corp.	3,323	26,756
Dollarama, Inc.	804	92,795
Emera, Inc.	319	9,964
Empire Co. Ltd., Class A	773	14,881
Enbridge, Inc.	9,485	294,733
Encana Corp.	5,509	70,105

	Number of Shares	Value
Canada (Continued)
Fairfax Financial Holdings Ltd.	187	$104,998
Finning International, Inc.	1,474	36,662
First Capital Realty, Inc.	1,620	26,263
First Quantum Minerals Ltd.	3,958	62,120
Fortis, Inc.	2,469	78,891
Franco-Nevada Corp.	824	58,105
George Weston Ltd.	266	21,592
Gildan Activewear, Inc.	1,571	45,497
Goldcorp, Inc.	5,240	74,886
Great-West Lifeco, Inc.	1,800	45,687
H&R Real Estate Investment Trust REIT	1,633	25,453
Husky Energy, Inc.	2,064	29,784
Hydro One Ltd., 144A	1,651	24,779
IGM Financial, Inc.	165	4,876
Imperial Oil Ltd.	1,658	54,244
Industrial Alliance Insurance & Financial Services, Inc.	638	26,079
Intact Financial Corp.	1,005	75,999
Inter Pipeline Ltd.	2,125	40,137
Keyera Corp.	817	22,904
Kinross Gold Corp.*	8,266	29,836
Linamar Corp.	281	14,070
Loblaw Cos. Ltd.	1,361	70,380
Lundin Mining Corp.	957	6,001
Magna International, Inc.	2,097	134,463
Manulife Financial Corp.	12,554	236,828
Methanex Corp.	569	38,872
Metro, Inc.	1,377	45,433
National Bank of Canada	2,121	101,453
Nutrien Ltd.	3,898	197,245
Onex Corp.	464	33,306
Open Text Corp.	1,498	52,256
Pembina Pipeline Corp.	2,822	98,158
Power Corp. of Canada	2,312	53,868
Power Financial Corp.	1,415	35,260
PrairieSky Royalty Ltd.	1,085	22,368
Restaurant Brands International, Inc.	1,267	74,822
RioCan Real Estate Investment Trust REIT	941	17,091
Rogers Communications, Inc., Class B	2,297	107,799
Royal Bank of Canada	8,592	649,403
Saputo, Inc.	1,281	44,518
Seven Generations Energy Ltd., Class A*	1,523	19,710
Shaw Communications, Inc., Class B	2,834	57,047
Shopify, Inc., Class A*	471	69,865
SmartCentres Real Estate Investment Trust REIT	395	8,963
SNC-Lavalin Group, Inc.	1,001	43,665
Sun Life Financial, Inc.	3,668	151,603
Suncor Energy, Inc. (b)	9,413	374,894
Teck Resources Ltd., Class B	2,781	75,434
TELUS Corp.	1,027	36,111
Thomson Reuters Corp.	1,110	43,155
Toronto-Dominion Bank	10,458	610,574
Tourmaline Oil Corp.	1,209	24,113
TransCanada Corp.	4,954	207,391
Turquoise Hill Resources Ltd.*	3,832	10,787
Vermilion Energy, Inc. (b)	600	21,032

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
Canada (Continued)
West Fraser Timber Co. Ltd.	278	$20,204
Wheaton Precious Metals Corp.	2,795	61,091
WSP Global, Inc.	569	29,920

		8,125,366

Chile — 0.3%
Aguas Andinas SA, Class A	8,569	4,982
Antofagasta PLC	2,494	34,961
Banco de Chile	146,652	22,791
Banco de Credito e Inversiones	210	14,804
Banco Santander Chile	389,093	31,269
Cencosud SA	10,501	27,881
Cia Cervecerias Unidas SA	830	10,580
Colbun SA	38,111	8,606
Empresas CMPC SA	5,539	21,004
Empresas COPEC SA	2,683	41,006
Enel Americas SA	172,023	33,310
Enel Chile SA	154,165	16,680
Itau CorpBanca	1,578,467	16,299
Latam Airlines Group SA	1,828	22,064
SACI Falabella	3,725	34,908

		341,145

China — 7.1%
3SBio, Inc., 144A*	5,998	17,168
58.com, Inc., ADR*	642	52,143
AAC Technologies Holdings, Inc.	4,506	67,850
Agile Group Holdings Ltd.	9,909	18,900
Agricultural Bank of China Ltd., Class H	163,801	84,791
Air China Ltd., Class H	13,539	15,691
Alibaba Group Holding Ltd., ADR*(b)	6,882	1,362,705
Aluminum Corp. of China Ltd., Class H*	25,474	13,414
Anhui Conch Cement Co. Ltd., Class H	7,272	44,597
ANTA Sports Products Ltd.	6,400	36,883
Autohome, Inc., ADR	382	43,059
AviChina Industry & Technology Co. Ltd., Class H*	16,364	10,933
Baidu, Inc., ADR*	1,647	399,496
Bank of China Ltd., Class H	466,313	243,763
Bank of Communications Co. Ltd., Class H	64,857	51,352
Beijing Capital International Airport Co. Ltd., Class H	8,875	13,126
BYD Co. Ltd., Class H	3,862	25,063
BYD Electronic International Co. Ltd.	3,962	6,294
CGN Power Co. Ltd., Class H, 144A (b)	127,120	36,143
China Cinda Asset Management Co. Ltd., Class H	74,637	27,026
China CITIC Bank Corp. Ltd., Class H	58,016	39,426
China Communications Construction Co. Ltd., Class H	30,287	32,514
China Communications Services Corp. Ltd., Class H	19,419	12,503
China Conch Venture Holdings Ltd.	14,523	50,365
China Construction Bank Corp., Class H	566,233	571,778
China Everbright Bank Co. Ltd., Class H	18,409	9,177
China Evergrande Group*(b)	19,702	57,776

	Number of Shares	Value
China (Continued)
China Galaxy Securities Co. Ltd., Class H	14,008	$8,769
China Huarong Asset Management Co. Ltd., Class H, 144A	88,118	29,660
China Life Insurance Co. Ltd., Class H	41,698	116,430
China Lodging Group Ltd., ADR	195	8,582
China Longyuan Power Group Corp. Ltd., Class H	27,452	25,341
China Medical System Holdings Ltd.	2,405	5,795
China Merchants Bank Co. Ltd., Class H	23,432	96,498
China Minsheng Banking Corp. Ltd., Class H (b)	34,619	33,016
China Molybdenum Co. Ltd., Class H*	20,813	13,189
China National Building Material Co. Ltd., Class H*	28,008	32,068
China Oilfield Services Ltd., Class H	15,015	15,698
China Pacific Insurance Group Co. Ltd., Class H	15,758	68,110
China Petroleum & Chemical Corp., Class H	152,742	149,369
China Railway Construction Corp. Ltd., Class H	13,364	15,148
China Railway Group Ltd., Class H	25,216	20,351
China Resources Pharmaceutical Group Ltd., 144A	10,898	16,729
China Shenhua Energy Co. Ltd., Class H	22,107	57,782
China Southern Airlines Co. Ltd., Class H	10,377	10,267
China Telecom Corp. Ltd., Class H	88,429	41,265
China Vanke Co. Ltd., Class H	6,705	23,979
Chongqing Rural Commercial Bank Co. Ltd., Class H	20,635	13,786
CIFI Holdings Group Co. Ltd.	22,647	17,527
CITIC Securities Co. Ltd., Class H	13,153	33,171
CNOOC Ltd.	105,679	177,856
Country Garden Holdings Co. Ltd.	44,452	87,167
CRRC Corp. Ltd., Class H	29,895	26,719
CSPC Pharmaceutical Group Ltd.	29,823	93,349
Ctrip.com International Ltd., ADR*(b)	2,495	112,500
Dongfeng Motor Group Co. Ltd., Class H	17,297	19,738
ENN Energy Holdings Ltd.	5,288	54,443
Fosun International Ltd.	18,830	41,390
Future Land Development Holdings Ltd.*	24,000	18,819
Fuyao Glass Industry Group Co. Ltd., Class H, 144A*	2,863	10,604
Geely Automobile Holdings Ltd.	28,263	80,178
GF Securities Co. Ltd., Class H*	5,506	9,295
GOME Retail Holdings Ltd.*(b)	136,370	15,301
Great Wall Motor Co. Ltd., Class H	17,182	16,759
Guangzhou Automobile Group Co. Ltd., Class H	12,560	21,298
Haitian International Holdings Ltd.	3,672	10,417
Haitong Securities Co. Ltd., Class H	19,393	24,281
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	400	2,447
Hengan International Group Co. Ltd.	4,320	41,144
Huaneng Power International, Inc., Class H	36,361	28,094
Huaneng Renewables Corp. Ltd., Class H	23,277	10,001

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
China (Continued)
Huatai Securities Co. Ltd., Class H, 144A	8,791	$17,328
Industrial & Commercial Bank of China Ltd., Class H	418,881	347,145
JD.com, Inc., ADR*(b)	4,316	151,837
Jiangsu Expressway Co. Ltd., Class H	12,112	18,284
Jiangxi Copper Co. Ltd., Class H	7,008	10,186
Kingsoft Corp. Ltd.	5,950	18,776
Kweichow Moutai Co. Ltd., Class A	100	11,735
Lenovo Group Ltd.	39,343	20,867
Longfor Properties Co. Ltd.	8,161	24,452
Meitu, Inc., 144A*	7,430	7,872
Midea Group Co. Ltd., Class A	2,500	20,665
Minth Group Ltd.	4,611	21,223
Momo, Inc., ADR*	712	32,695
NetEase, Inc., ADR	478	109,137
New China Life Insurance Co. Ltd., Class H	4,490	20,380
New Oriental Education & Technology Group, Inc., ADR	933	92,806
People’s Insurance Co. Group of China Ltd., Class H	70,463	33,331
PetroChina Co. Ltd., Class H	118,912	98,396
PICC Property & Casualty Co. Ltd., Class H	31,352	55,243
Ping An Insurance Group Co. of China Ltd., Class A	2,400	23,295
Ping An Insurance Group Co. of China Ltd., Class H	29,741	291,601
Semiconductor Manufacturing International Corp.*	15,837	20,717
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	11,336	9,756
Shanghai Electric Group Co. Ltd., Class H*	18,128	6,934
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	4,119	26,390
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	5,076	7,563
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	6,358	19,658
Shenzhou International Group Holdings Ltd.	4,600	53,840
Sihuan Pharmaceutical Holdings Group Ltd.	23,044	5,964
SINA Corp.*	470	42,685
Sino-Ocean Group Holding Ltd.	16,194	10,943
Sinopec Shanghai Petrochemical Co. Ltd., Class H	20,201	14,913
Sinopharm Group Co. Ltd., Class H	7,528	33,449
SOHO China Ltd.	12,608	6,591
Sunac China Holdings Ltd.*	13,926	53,000
Sunny Optical Technology Group Co. Ltd.*	4,365	88,823
TAL Education Group, ADR*	2,068	87,807
Tencent Holdings Ltd.	32,976	1,678,399
Tingyi Cayman Islands Holding Corp.	14,099	31,566
TravelSky Technology Ltd., Class H	5,935	17,366

	Number of Shares	Value
China (Continued)
Tsingtao Brewery Co. Ltd., Class H	1,282	$8,124
Vipshop Holdings Ltd., ADR*	2,616	30,555
Want Want China Holdings Ltd.	37,047	36,749
Weibo Corp., ADR*(b)	383	39,032
Weichai Power Co. Ltd., Class H	16,301	21,864
Yangzijiang Shipbuilding Holdings Ltd.	14,300	10,307
Yanzhou Coal Mining Co. Ltd., Class H	13,852	19,992
Yum China Holdings, Inc.	2,267	89,093
YY, Inc., ADR*	283	32,978
Zhejiang Expressway Co. Ltd., Class H	7,932	7,939
Zhuzhou CRRC Times Electric Co. Ltd., Class H	4,020	20,246
Zijin Mining Group Co. Ltd., Class H	64,466	26,877
ZTE Corp., Class H*(c)	919	2,974

		9,088,614

Colombia — 0.1%
Bancolombia SA	1,296	14,851
Ecopetrol SA	41,570	44,441
Grupo Argos SA	1,690	11,355
Grupo de Inversiones Suramericana SA	1,433	18,404
Interconexion Electrica SA ESP	2,184	10,699

		99,750

Czech Republic — 0.0%
CEZ AS	1,318	32,965
Komercni banka AS	449	18,192
O2 Czech Republic AS*	1,009	12,790

		63,947

Denmark — 1.1%
A.P. Moller — Maersk A/S, Class A	16	22,492
A.P. Moller — Maersk A/S, Class B	38	56,869
Carlsberg A/S, Class B	653	72,616
Chr Hansen Holding A/S	649	62,325
Coloplast A/S, Class B	734	69,772
Danske Bank A/S	4,322	143,509
DSV A/S	1,123	93,380
Genmab A/S*	341	51,311
H Lundbeck A/S	417	29,415
ISS A/S	964	32,948
Novo Nordisk A/S, Class B	10,424	495,196
Novozymes A/S, Class B	1,336	68,115
Orsted A/S, 144A	1,093	65,494
Pandora A/S (b)	603	47,470
Tryg A/S	654	15,069
Vestas Wind Systems A/S	1,205	79,019
William Demant Holding A/S*	661	24,066

		1,429,066

Egypt — 0.0%
Commercial International Bank Egypt SAE	6,193	29,154
Eastern Tobacco	648	6,399
ElSewedy Electric Co.	456	5,336

		40,889

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
Finland — 0.7%
Elisa OYJ	869	$38,858
Fortum OYJ	2,718	63,899
Kone OYJ, Class B	1,834	90,800
Metso OYJ	673	23,304
Neste OYJ	726	59,088
Nokia OYJ (b)	33,568	193,858
Nokian Renkaat OYJ	738	28,652
Orion OYJ, Class B	706	20,873
Sampo OYJ, Class A	2,600	127,903
Stora Enso OYJ, Class R	3,140	64,257
UPM-Kymmene OYJ	2,984	109,571
Wartsila OYJ Abp	2,670	56,450

		877,513

France — 6.9%
Accor SA	1,119	61,235
Aeroports de Paris	167	34,888
Air Liquide SA (b)	2,343	288,698
Airbus SE	3,297	375,066
Alstom SA	932	44,127
Amundi SA, 144A	347	25,370
Arkema SA	429	52,283
Atos SE (b)	552	74,985
AXA SA	11,136	277,619
BioMerieux	238	20,951
BNP Paribas SA (b)	6,530	405,052
Bollore SA	4,056	19,972
Bouygues SA	1,101	50,893
Bureau Veritas SA	1,481	36,722
Capgemini SE*	961	126,557
Carrefour SA	3,364	60,661
Casino Guichard Perrachon SA (b)	290	12,544
Cie de Saint-Gobain	2,990	149,867
Cie Generale des Etablissements Michelin	888	114,919
CNP Assurances (b)	693	16,219
Credit Agricole SA	6,687	91,776
Danone SA	3,493	267,018
Dassault Aviation SA*	13	25,198
Dassault Systemes SE	737	103,519
Edenred	1,274	40,853
Eiffage SA	257	28,963
Electricite de France SA (b)	3,351	44,659
Engie SA	10,242	162,059
Essilor International SA	1,195	163,310
Eurazeo SA	327	25,613
Eutelsat Communications SA	1,102	21,167
Faurecia SA	436	36,953
Fonciere Des Regions REIT	182	18,989
Gecina SA REIT	315	54,501
Getlink	3,044	41,244
Hermes International	182	129,532
ICADE REIT	196	18,216
Iliad SA	155	26,265
Imerys SA	269	22,925
Ingenico Group SA (b)	363	29,026
Ipsen SA	236	37,453

	Number of Shares	Value
France (Continued)
JCDecaux SA (b)	551	$17,147
Kering	455	260,479
Klepierre SA REIT (b)	1,245	48,496
Legrand SA	1,581	119,287
L’Oreal SA (b)	1,431	343,949
LVMH Moet Hennessy Louis Vuitton SE	1,582	549,372
Natixis SA (b)	5,637	40,844
Orange SA (b)	9,635	165,859
Pernod Ricard SA	1,258	211,333
Peugeot SA	3,364	78,437
Publicis Groupe SA (b)	1,208	84,083
Remy Cointreau SA	132	19,552
Renault SA	969	93,604
Rexel SA	1,852	27,247
Safran SA	1,801	215,071
Sanofi	6,320	484,898
Schneider Electric SE	3,161	272,643
SCOR SE	913	33,706
SEB SA	52	9,392
Societe BIC SA (b)	172	16,729
Societe Generale SA (b)	4,313	185,826
Sodexo SA	501	48,624
Suez (b)	2,141	29,484
Teleperformance	332	52,474
Thales SA	628	79,950
TOTAL SA	13,323	810,688
Ubisoft Entertainment SA*	363	39,304
Unibail-Rodamco SE REIT	603	135,735
Unibail-Rodamco SE & WFD Unibail-Rodamco NV CDI*	3,462	38,516
Valeo SA*	1,357	86,173
Veolia Environnement SA (b)	2,862	64,975
Vinci SA	2,861	280,013
Vivendi SA	6,101	153,488
Wendel SA	166	21,929

		8,757,174

Germany — 5.9%
1&1 Drillisch AG	304	21,039
adidas AG	1,032	233,569
Allianz SE	2,515	518,583
Axel Springer SE	270	19,601
BASF SE	5,209	513,044
Bayer AG	4,693	558,837
Bayerische Motoren Werke AG	1,670	166,688
Beiersdorf AG	593	68,118
Brenntag AG	919	53,008
Commerzbank AG*	6,471	66,140
Continental AG	557	141,366
Covestro AG, 144A	1,058	96,400
Daimler AG	5,128	369,763
Delivery Hero AG, 144A*	504	23,167
Deutsche Bank AG (d)	11,535	123,481
Deutsche Boerse AG	1,090	145,775
Deutsche Lufthansa AG	1,297	35,253
Deutsche Post AG	5,508	209,077
Deutsche Telekom AG	18,999	293,625

See Notes to Financial Statements.	36

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
Germany (Continued)
Deutsche Wohnen SE	2,372	$111,279
E.ON SE	12,500	132,570
Evonik Industries AG	731	25,620
Fraport AG Frankfurt Airport Services Worldwide	275	25,725
Fresenius Medical Care AG & Co. KGaA	1,296	129,418
Fresenius SE & Co. KGaA	2,462	189,270
GEA Group AG	1,051	38,703
Hannover Rueck SE	347	43,811
HeidelbergCement AG	812	71,954
Henkel AG & Co. KGaA	539	60,775
HOCHTIEF AG	120	22,053
HUGO BOSS AG	380	34,153
Infineon Technologies AG	6,720	184,537
Innogy SE, 144A	804	33,940
K+S AG	1,243	33,276
KION Group AG	421	34,225
LANXESS AG	559	44,229
Linde AG	1,049	240,360
MAN SE	197	21,441
Merck KGaA	781	79,743
METRO AG	1,102	14,841
MTU Aero Engines AG	304	57,466
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	920	189,614
OSRAM Licht AG	588	34,700
ProSiebenSat.1 Media SE	993	29,219
Puma SE	46	27,910
RWE AG	3,076	69,744
SAP SE	5,574	627,776
Siemens AG	4,337	565,321
Siemens Healthineers AG, 144A*	800	31,803
Symrise AG	729	59,196
Telefonica Deutschland Holding AG	3,870	16,360
thyssenkrupp AG	2,537	66,940
TUI AG	2,586	60,056
Uniper SE	1,157	36,696
United Internet AG	727	46,404
Volkswagen AG	191	35,525
Vonovia SE	3,094	145,983
Wirecard AG	681	105,207
Zalando SE, 144A*	629	33,494

		7,467,871

Greece — 0.1%
Alpha Bank AE*	5,620	12,030
Eurobank Ergasias SA*	8,743	9,199
FF Group*(c)	197	1,105
Hellenic Telecommunications Organization SA	1,632	19,556
JUMBO SA	804	12,914
National Bank of Greece SA*	18,661	5,877
OPAP SA	940	10,110
Piraeus Bank SA*	1,840	5,451
Titan Cement Co. SA	1,045	25,655

		101,897

	Number of Shares	Value
Hong Kong — 3.4%
AIA Group Ltd.	72,079	$661,680
Alibaba Health Information Technology Ltd.*	18,606	17,056
Alibaba Pictures Group Ltd.*	125,714	16,349
ASM Pacific Technology Ltd.	1,459	19,160
Bank of East Asia Ltd.	7,059	29,296
Beijing Enterprises Holdings Ltd.	4,016	22,197
Beijing Enterprises Water Group Ltd.*	40,382	24,353
BOC Hong Kong Holdings Ltd.	22,412	112,729
Brilliance China Automotive Holdings Ltd.	16,663	31,145
China Everbright International Ltd.	17,222	25,735
China Gas Holdings Ltd.	11,330	47,021
China Jinmao Holdings Group Ltd.	23,840	13,617
China Mengniu Dairy Co. Ltd.*	17,117	62,198
China Merchants Port Holdings Co. Ltd.	8,077	18,434
China Mobile Ltd.	33,742	301,145
China Overseas Land & Investment Ltd.	21,992	73,604
China Resources Beer Holdings Co. Ltd.	10,265	49,864
China Resources Gas Group Ltd.	6,087	23,127
China Resources Land Ltd.	17,263	63,389
China Resources Power Holdings Co. Ltd.	10,586	21,676
China State Construction International Holdings Ltd.	17,115	21,145
China Taiping Insurance Holdings Co. Ltd.	9,488	34,053
China Unicom Hong Kong Ltd.	33,671	45,764
CITIC Ltd.	42,402	63,036
CK Asset Holdings Ltd.	14,667	122,487
CK Hutchison Holdings Ltd.	14,438	163,006
CK Infrastructure Holdings Ltd.	4,263	32,177
CLP Holdings Ltd.	9,735	102,275
COSCO SHIPPING Ports Ltd.	10,385	9,997
Dairy Farm International Holdings Ltd.	1,900	16,283
Far East Horizon Ltd.	23,786	25,262
Fullshare Holdings Ltd.*	40,320	19,021
Galaxy Entertainment Group Ltd.	14,163	124,688
GCL-Poly Energy Holdings Ltd.*(b)	96,713	10,605
Guangdong Investment Ltd.	16,510	27,828
Haier Electronics Group Co. Ltd.*	6,673	23,993
Hang Lung Group Ltd.	5,409	16,758
Hang Lung Properties Ltd.	11,995	27,222
Hang Seng Bank Ltd.	4,229	105,844
Henderson Land Development Co. Ltd.	7,322	48,171
HKT Trust & HKT Ltd. (a)	23,093	29,002
Hong Kong & China Gas Co. Ltd.	49,123	106,223
Hong Kong Exchanges & Clearing Ltd.	6,601	213,603
Hongkong Land Holdings Ltd.	6,500	47,190
Hysan Development Co. Ltd.	3,460	20,006
Jardine Matheson Holdings Ltd.	1,221	76,239
Jardine Strategic Holdings Ltd.	946	33,867
Kerry Properties Ltd.	5,008	26,786
Kingboard Chemical Holdings Ltd.	7,113	28,295
Kunlun Energy Co. Ltd.	20,204	18,393
Lee & Man Paper Manufacturing Ltd.	8,920	10,463
Li & Fung Ltd.	36,180	14,069
Link REIT	13,172	116,552

See Notes to Financial Statements.	37

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
Hong Kong (Continued)
Melco Resorts & Entertainment Ltd., ADR	1,458	$47,618
MTR Corp. Ltd.	8,746	49,232
New World Development Co. Ltd. (b)	35,628	54,692
Nine Dragons Paper Holdings Ltd.	12,067	19,201
NWS Holdings Ltd.	13,225	24,618
PCCW Ltd.	41,327	24,344
Power Assets Holdings Ltd.	8,161	56,760
Shanghai Industrial Holdings Ltd.	11,641	30,946
Shimao Property Holdings Ltd.	8,233	24,353
Sino Biopharmaceutical Ltd.	28,594	72,331
Sino Land Co. Ltd.	19,284	33,389
SJM Holdings Ltd.	15,835	22,733
Sun Art Retail Group Ltd.	14,742	17,367
Sun Hung Kai Properties Ltd.	7,824	126,290
Swire Pacific Ltd., Class A	3,468	35,771
Swire Properties Ltd.	7,770	30,463
Techtronic Industries Co. Ltd.	8,898	53,378
WH Group Ltd., 144A	50,252	51,577
Wharf Holdings Ltd.	7,848	25,366
Wharf Real Estate Investment Co. Ltd.	7,297	56,333
Wheelock & Co. Ltd.	4,647	35,016
Yue Yuen Industrial Holdings Ltd.	4,190	12,955

		4,318,811

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	1,849	17,423
OTP Bank Nyrt	1,460	52,299
Richter Gedeon Nyrt	850	16,622

		86,344

India — 0.0%
Dr. Reddy’s Laboratories Ltd., ADR	188	5,356
ICICI Bank Ltd., ADR	2,385	20,010
Infosys Ltd., ADR (b)	1,052	19,136
Tata Motors Ltd., ADR*	341	7,120
Wipro Ltd., ADR (b)	3,838	17,655

		69,277

Indonesia — 0.4%
PT Adaro Energy Tbk	58,815	7,979
PT Astra International Tbk	114,037	56,629
PT Bank Central Asia Tbk	58,127	94,961
PT Bank Danamon Indonesia Tbk	24,984	10,474
PT Bank Mandiri Persero Tbk	78,023	39,587
PT Bank Negara Indonesia Persero Tbk	41,438	25,274
PT Bank Rakyat Indonesia Persero Tbk	338,231	74,973
PT Bank Tabungan Negara Persero Tbk	24,374	5,350
PT Bumi Serpong Damai Tbk	65,295	8,012
PT Charoen Pokphand Indonesia Tbk	46,073	12,202
PT Gudang Garam Tbk	919	4,531
PT Hanjaya Mandala Sampoerna Tbk	42,841	11,685
PT Indocement Tunggal Prakarsa Tbk	11,524	14,618
PT Indofood Sukses Makmur Tbk	20,447	10,411
PT Jasa Marga Persero Tbk	25,679	8,224
PT Kalbe Farma Tbk	1,354	133
PT Matahari Department Store Tbk	18,868	12,425
PT Pakuwon Jati Tbk	129,032	5,200
PT Perusahaan Gas Negara Persero Tbk	52,185	7,774

	Number of Shares	Value
Indonesia (Continued)
PT Semen Indonesia Persero Tbk	23,030	$13,922
PT Surya Citra Media Tbk	35,244	6,240
PT Telekomunikasi Indonesia Persero Tbk	293,827	74,435
PT Tower Bersama Infrastructure Tbk	25,342	9,256
PT Unilever Indonesia Tbk	7,385	24,236
PT United Tractors Tbk	11,214	28,287
PT Waskita Karya Persero Tbk	28,346	4,733

		571,551

Ireland — 0.5%
AerCap Holdings NV*	785	43,418
AIB Group PLC	4,179	22,835
Bank of Ireland Group PLC	4,051	33,482
CRH PLC	4,693	173,368
DCC PLC	517	49,587
James Hardie Industries PLC CDI	2,787	46,727
Kerry Group PLC, Class A	823	86,735
Paddy Power Betfair PLC	472	57,386
Ryanair Holdings PLC, ADR*	170	19,705
Smurfit Kappa Group PLC	1,237	51,192

		584,435

Isle of Man — 0.0%
GVC Holdings PLC	3,742	50,590

Israel — 0.3%
Azrieli Group Ltd.	249	12,140
Bank Hapoalim BM	6,211	42,879
Bank Leumi Le-Israel BM	6,468	40,335
Bezeq The Israeli Telecommunication Corp. Ltd.	6,827	8,350
Check Point Software Technologies Ltd.*	705	68,639
Elbit Systems Ltd.	145	17,409
Frutarom Industries Ltd.	235	23,007
Israel Chemicals Ltd.	3,408	15,803
Mizrahi Tefahot Bank Ltd.	1,085	20,734
Nice Ltd.*	425	44,601
Teva Pharmaceutical Industries Ltd., ADR	5,345	114,918

		408,815

Italy — 1.3%
Assicurazioni Generali SpA (b)	6,866	116,788
Atlantia SpA	2,862	82,942
Davide Campari-Milano SpA	3,346	24,995
Enel SpA	45,137	248,164
Eni SpA	14,435	261,396
Ferrari NV	719	93,720
Intesa Sanpaolo SpA	75,192	221,031
Intesa Sanpaolo SpA-RSP	3,200	9,633
Leonardo SpA	2,489	25,385
Luxottica Group SpA	918	57,179
Mediobanca SpA	2,130	20,090
Moncler SpA	981	45,036
Pirelli & C SpA, 144A*	2,194	18,770
Poste Italiane SpA, 144A	3,006	25,738
Prysmian SpA	1,296	36,059
Recordati SpA	624	23,125

See Notes to Financial Statements.	38

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
Italy (Continued)
Snam SpA	12,910	$52,944
Telecom Italia SpA*	63,567	51,068
Telecom Italia SpA-RSP	39,474	27,642
Terna Rete Elettrica Nazionale SpA	10,172	53,880
UniCredit SpA	11,136	184,003

		1,679,588

Japan — 15.8%
Acom Co. Ltd. (b)	2,300	9,662
Aeon Co. Ltd.	3,000	59,539
AEON Financial Service Co. Ltd.	400	9,340
Aeon Mall Co. Ltd.	500	9,666
Air Water, Inc.	1,000	19,470
Aisin Seiki Co. Ltd.	1,100	55,412
Ajinomoto Co., Inc.	3,700	70,728
Alfresa Holdings Corp.	1,100	27,837
Alps Electric Co. Ltd.	1,200	28,504
Amada Holdings Co. Ltd.	1,100	11,972
ANA Holdings, Inc.	300	12,084
Aozora Bank Ltd.	400	15,848
Asahi Glass Co. Ltd.	800	32,799
Asahi Group Holdings Ltd.	2,100	109,956
Asahi Kasei Corp.	7,700	105,854
Asics Corp.	600	10,016
Astellas Pharma, Inc.	12,000	183,610
Bandai Namco Holdings, Inc.	1,100	46,817
Bank of Kyoto Ltd.	200	10,479
Benesse Holdings, Inc.	200	7,280
Bridgestone Corp.	4,200	168,525
Brother Industries Ltd.	919	19,261
Calbee, Inc.	300	10,948
Canon, Inc.	6,500	221,915
Casio Computer Co. Ltd.	700	10,714
Central Japan Railway Co.	800	165,538
Chiba Bank Ltd.	3,000	23,165
Chubu Electric Power Co., Inc.	4,200	65,074
Chugai Pharmaceutical Co. Ltd.	1,000	56,534
Chugoku Electric Power Co., Inc. (b)	1,200	15,697
Coca-Cola Bottlers Japan Holdings, Inc.	600	25,288
Concordia Financial Group Ltd.	8,100	45,643
Credit Saison Co. Ltd.	500	8,305
CyberAgent, Inc.	600	31,383
CYBERDYNE, Inc.*	400	5,137
Dai Nippon Printing Co. Ltd.	1,000	21,529
Daicel Corp.	1,000	11,325
Daifuku Co. Ltd.	600	31,162
Dai-ichi Life Holdings, Inc.	6,800	126,924
Daiichi Sankyo Co. Ltd.	3,304	106,150
Daikin Industries Ltd.	1,500	173,461
Daito Trust Construction Co. Ltd.	500	81,675
Daiwa House Industry Co. Ltd.	3,000	108,848
Daiwa House REIT Investment Corp. REIT	6	14,153
Daiwa Securities Group, Inc.	7,000	40,648
DeNA Co. Ltd.	300	5,775
Denso Corp.	2,700	131,296
Dentsu, Inc.	900	43,021
Disco Corp.	200	37,781

	Number of Shares	Value
Japan (Continued)
Don Quijote Holdings Co. Ltd.	500	$26,658
East Japan Railway Co.	1,900	187,843
Eisai Co. Ltd.	1,400	101,372
Electric Power Development Co. Ltd.	400	10,630
FamilyMart UNY Holdings Co. Ltd.	500	51,937
FANUC Corp.	1,100	235,299
Fast Retailing Co. Ltd.	300	131,627
Fuji Electric Co. Ltd.	2,000	14,285
FUJIFILM Holdings Corp.	2,700	103,796
Fujitsu Ltd.	10,000	61,286
Fukuoka Financial Group, Inc.	2,000	10,700
Hakuhodo DY Holdings, Inc.	1,200	18,223
Hamamatsu Photonics KK	900	39,091
Hankyu Hanshin Holdings, Inc.	1,400	57,784
Hikari Tsushin, Inc.	100	17,778
Hino Motors Ltd.	1,000	11,224
Hirose Electric Co. Ltd.	105	13,677
Hisamitsu Pharmaceutical Co., Inc.	300	24,985
Hitachi Chemical Co. Ltd.	400	8,626
Hitachi Construction Machinery Co. Ltd.	500	18,477
Hitachi High-Technologies Corp.	200	9,128
Hitachi Ltd.	27,200	199,177
Hitachi Metals Ltd.	700	7,709
Honda Motor Co. Ltd.	10,000	316,864
Hoshizaki Corp.	200	20,095
Hoya Corp.	2,000	119,005
Hulic Co. Ltd.	1,300	13,348
Idemitsu Kosan Co. Ltd.	704	23,653
IHI Corp.	600	22,586
Iida Group Holdings Co. Ltd.	500	9,556
Inpex Corp.	7,100	79,233
Isetan Mitsukoshi Holdings Ltd.	1,400	17,297
Isuzu Motors Ltd.	4,500	60,353
ITOCHU Corp.	8,900	167,389
J. Front Retailing Co. Ltd.	1,000	15,765
Japan Airlines Co. Ltd.	300	11,632
Japan Airport Terminal Co. Ltd.	200	9,229
Japan Exchange Group, Inc.	3,500	66,567
Japan Post Bank Co. Ltd.	1,100	13,762
Japan Post Holdings Co. Ltd.	8,899	102,009
Japan Prime Realty Investment Corp. REIT	3	10,907
Japan Real Estate Investment Corp. REIT	5	26,244
Japan Retail Fund Investment Corp. REIT	13	23,590
Japan Tobacco, Inc.	6,800	183,525
JFE Holdings, Inc.	3,500	72,455
JGC Corp.	1,000	20,894
JSR Corp.	600	11,715
JTEKT Corp.	1,300	18,965
JXTG Holdings, Inc.	18,650	120,505
Kajima Corp.	4,000	32,652
Kakaku.com, Inc.	400	8,711
Kaneka Corp.	1,000	10,296
Kansai Electric Power Co., Inc.	5,100	73,416
Kansai Paint Co. Ltd.	800	17,179
Kao Corp.	3,000	232,808
Kawasaki Heavy Industries Ltd.	600	18,229

See Notes to Financial Statements.	39

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
Japan (Continued)
KDDI Corp.	10,600	$287,009
Keikyu Corp.	500	8,425
Keio Corp.	400	18,606
Keisei Electric Railway Co. Ltd.	500	16,983
Keyence Corp.	500	307,166
Kikkoman Corp.	1,000	47,249
Kintetsu Group Holdings Co. Ltd.	1,000	41,872
Kirin Holdings Co. Ltd.	5,500	156,478
Kobayashi Pharmaceutical Co. Ltd.	300	26,502
Kobe Steel Ltd.	2,600	26,123
Koito Manufacturing Co. Ltd.	600	44,179
Komatsu Ltd.	6,200	204,434
Konami Holdings Corp.	400	18,789
Konica Minolta, Inc.	5,100	46,600
Kose Corp.	100	21,759
Kubota Corp.	6,500	109,523
Kuraray Co. Ltd.	1,500	22,999
Kurita Water Industries Ltd.	400	11,509
Kyocera Corp.	1,784	105,874
Kyowa Hakko Kirin Co. Ltd.	1,000	20,481
Kyushu Electric Power Co., Inc.	2,100	24,825
Lawson, Inc.	300	19,552
LINE Corp.*	200	7,262
Lion Corp.	1,032	18,907
LIXIL Group Corp.	900	19,905
M3, Inc.	1,071	44,844
Mabuchi Motor Co. Ltd.	200	9,284
Makita Corp.	1,300	58,078
Marubeni Corp.	9,800	76,429
Marui Group Co. Ltd.	900	18,292
Maruichi Steel Tube Ltd.	200	6,628
Mazda Motor Corp.	5,500	69,265
Mebuki Financial Group, Inc.	5,444	19,817
Medipal Holdings Corp.	565	13,041
MEIJI Holdings Co. Ltd.	700	59,650
MINEBEA MITSUMI, Inc.	2,800	53,228
MISUMI Group, Inc.	1,500	43,434
Mitsubishi Chemical Holdings Corp.	9,100	84,320
Mitsubishi Corp.	9,200	256,333
Mitsubishi Electric Corp.	12,100	171,848
Mitsubishi Estate Co. Ltd.	6,900	125,333
Mitsubishi Gas Chemical Co., Inc.	600	15,339
Mitsubishi Heavy Industries Ltd.	1,900	71,958
Mitsubishi Materials Corp.	300	8,342
Mitsubishi Motors Corp.	5,900	44,690
Mitsubishi Tanabe Pharma Corp.	1,100	19,718
Mitsubishi UFJ Financial Group, Inc.	71,300	429,825
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,900	17,354
Mitsui & Co. Ltd.	10,200	179,744
Mitsui Chemicals, Inc.	800	23,165
Mitsui Fudosan Co. Ltd.	5,900	148,334
Mitsui OSK Lines Ltd.	600	15,874
Mizuho Financial Group, Inc.	150,500	262,443
MS&AD Insurance Group Holdings, Inc.	3,000	95,528
Murata Manufacturing Co. Ltd.	1,100	163,658
Nabtesco Corp.	700	22,908
Nagoya Railroad Co. Ltd.	800	20,576

	Number of Shares	Value
Japan (Continued)
NEC Corp.	1,600	$45,153
Nexon Co. Ltd.*	2,160	35,760
NGK Insulators Ltd.	1,000	18,265
NGK Spark Plug Co. Ltd.	800	21,915
NH Foods Ltd.	500	20,568
Nidec Corp.	1,400	217,300
Nikon Corp.	1,100	17,847
Nintendo Co. Ltd.	689	285,012
Nippon Building Fund, Inc. REIT	6	33,644
Nippon Electric Glass Co. Ltd.	400	10,854
Nippon Express Co. Ltd.	300	22,586
Nippon Paint Holdings Co. Ltd.	700	29,310
Nippon Prologis REIT, Inc. REIT	7	14,607
Nippon Steel & Sumitomo Metal Corp.	4,910	103,020
Nippon Telegraph & Telephone Corp.	4,000	187,746
Nippon Yusen KK	800	16,318
Nissan Chemical Industries Ltd.	400	18,826
Nissan Motor Co. Ltd.	16,500	163,885
Nisshin Seifun Group, Inc.	1,350	28,543
Nissin Foods Holdings Co. Ltd.	240	17,870
Nitori Holdings Co. Ltd.	401	68,987
Nitto Denko Corp.	900	70,810
NOK Corp.	200	3,762
Nomura Holdings, Inc.	24,200	125,488
Nomura Real Estate Holdings, Inc.	600	14,081
Nomura Real Estate Master Fund, Inc. REIT	23	32,221
Nomura Research Institute Ltd.	752	37,882
NSK Ltd.	4,600	52,391
NTT Data Corp.	3,700	41,393
NTT DOCOMO, Inc.	8,142	210,913
Obayashi Corp.	5,500	55,564
Obic Co. Ltd.	300	25,978
Odakyu Electric Railway Co. Ltd.	1,100	23,813
Oji Holdings Corp.	6,322	41,552
Olympus Corp.	1,700	60,321
Omron Corp.	900	47,405
Ono Pharmaceutical Co. Ltd.	2,800	69,482
Oracle Corp.	100	7,621
Oriental Land Co. Ltd.	1,300	133,244
ORIX Corp.	7,400	124,246
Osaka Gas Co. Ltd.	1,600	34,924
Otsuka Corp.	308	12,727
Otsuka Holdings Co. Ltd.	2,283	113,725
Panasonic Corp.	15,500	212,228
Park24 Co. Ltd.	400	10,803
Persol Holdings Co. Ltd.	1,000	21,446
Pola Orbis Holdings, Inc.	400	19,819
Rakuten, Inc.	5,800	39,006
Recruit Holdings Co. Ltd.	6,000	167,119
Renesas Electronics Corp.*	4,600	45,753
Resona Holdings, Inc.	15,600	87,031
Ricoh Co. Ltd.	5,700	51,663
Rinnai Corp.	100	9,560
Rohm Co. Ltd.	400	37,101
Ryohin Keikaku Co. Ltd.	115	39,114
Santen Pharmaceutical Co. Ltd.	1,400	24,413

See Notes to Financial Statements.	40

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
Japan (Continued)
SBI Holdings, Inc.	400	$10,935
Secom Co. Ltd.	1,300	97,023
Sega Sammy Holdings, Inc.	700	12,380
Seibu Holdings, Inc.	1,300	21,403
Seiko Epson Corp.	900	15,794
Sekisui Chemical Co. Ltd.	1,400	23,011
Sekisui House Ltd.	4,400	78,548
Seven & i Holdings Co. Ltd.	4,100	181,699
Seven Bank Ltd.	5,100	16,127
SG Holdings Co. Ltd.	500	11,343
Sharp Corp. (b)	600	15,973
Shimadzu Corp.	1,000	27,623
Shimamura Co. Ltd.	100	10,222
Shimano, Inc.	400	56,589
Shimizu Corp.	2,200	21,538
Shin-Etsu Chemical Co. Ltd.	2,100	210,222
Shinsei Bank Ltd.	500	7,906
Shionogi & Co. Ltd.	1,600	84,041
Shiseido Co. Ltd.	2,751	218,138
Shizuoka Bank Ltd.	2,000	19,323
Showa Shell Sekiyu KK	800	10,649
SMC Corp.	300	114,253
SoftBank Group Corp.	4,800	342,621
Sohgo Security Services Co. Ltd.	400	18,330
Sompo Holdings, Inc.	1,700	73,948
Sony Corp.	7,800	369,977
Sony Financial Holdings, Inc.	300	5,518
Stanley Electric Co. Ltd.	800	27,320
Start Today Co. Ltd.	1,033	35,942
Subaru Corp.	3,600	110,199
SUMCO Corp.	1,400	34,091
Sumitomo Chemical Co. Ltd.	9,000	54,520
Sumitomo Corp.	8,200	137,753
Sumitomo Dainippon Pharma Co. Ltd.	700	14,562
Sumitomo Electric Industries Ltd.	6,000	90,702
Sumitomo Heavy Industries Ltd.	400	14,156
Sumitomo Metal Mining Co. Ltd.	1,500	57,444
Sumitomo Mitsui Financial Group, Inc.	8,100	335,288
Sumitomo Mitsui Trust Holdings, Inc.	1,610	67,221
Sumitomo Realty & Development Co. Ltd.	1,539	58,187
Sumitomo Rubber Industries Ltd.	400	6,710
Sundrug Co. Ltd.	400	18,201
Suntory Beverage & Food Ltd.	500	22,246
Suruga Bank Ltd.	600	6,927
Suzuken Co. Ltd.	400	17,944
Suzuki Motor Corp.	2,100	120,882
Sysmex Corp.	800	72,142
T&D Holdings, Inc.	4,400	69,447
Taiheiyo Cement Corp.	400	14,818
Taisei Corp.	1,200	66,075
Taisho Pharmaceutical Holdings Co. Ltd.	200	21,271
Taiyo Nippon Sanso Corp.	500	7,418
Takashimaya Co. Ltd.	1,000	8,356
Takeda Pharmaceutical Co. Ltd.	4,100	167,792
TDK Corp.	800	71,922
Teijin Ltd.	600	11,649

	Number of Shares	Value
Japan (Continued)
Terumo Corp.	1,700	$100,951
THK Co. Ltd.	700	24,902
Tobu Railway Co. Ltd.	800	24,820
Toho Co. Ltd.	500	17,374
Toho Gas Co. Ltd.	200	6,315
Tohoku Electric Power Co., Inc.	3,900	49,796
Tokio Marine Holdings, Inc.	4,000	192,674
Tokyo Century Corp.	200	12,042
Tokyo Electric Power Co. Holdings, Inc.*	10,100	48,000
Tokyo Electron Ltd.	900	168,773
Tokyo Gas Co. Ltd.	2,300	62,688
Tokyo Tatemono Co. Ltd.	1,000	13,862
Tokyu Corp.	2,800	49,779
Tokyu Fudosan Holdings Corp.	5,700	42,127
Toppan Printing Co. Ltd.	3,000	24,489
Toray Industries, Inc.	7,900	64,697
Toshiba Corp.*	37,100	104,358
Tosoh Corp.	1,500	26,336
TOTO Ltd.	640	33,534
Toyo Seikan Group Holdings Ltd.	900	15,115
Toyoda Gosei Co. Ltd.	100	2,637
Toyota Industries Corp.	700	40,925
Toyota Motor Corp.	13,000	827,072
Toyota Tsusho Corp.	1,300	44,933
Trend Micro, Inc.	400	22,724
Tsuruha Holdings, Inc.	200	29,765
Unicharm Corp.	1,800	55,943
United Urban Investment Corp. REIT	12	18,400
USS Co. Ltd.	1,100	20,840
West Japan Railway Co.	900	64,763
Yahoo Japan Corp. (b)	7,900	28,758
Yakult Honsha Co. Ltd.	700	46,073
Yamada Denki Co. Ltd.	4,776	24,761
Yamaguchi Financial Group, Inc. (b)	1,000	12,070
Yamaha Corp.	1,000	52,213
Yamaha Motor Co. Ltd.	1,300	37,643
Yamato Holdings Co. Ltd.	1,400	40,204
Yamazaki Baking Co. Ltd.	1,000	21,694
Yaskawa Electric Corp.	1,300	52,581
Yokogawa Electric Corp.	961	17,571
Yokohama Rubber Co. Ltd.	500	10,893

		20,091,814

Jersey Island — 0.1%
Randgold Resources Ltd.	977	77,511

Luxembourg — 0.4%
ArcelorMittal	3,667	118,747
Eurofins Scientific SE	70	35,958
Millicom International Cellular SA SDR	441	27,803
Reinet Investments SCA*	806	224,632
SES SA	1,175	20,295
Tenaris SA	2,770	49,707

		477,142

Macau — 0.1%
MGM China Holdings Ltd.	6,449	18,747
Sands China Ltd.	14,104	84,427

See Notes to Financial Statements.	41

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
Macau (Continued)
Wynn Macau Ltd.	10,527	$40,400

		143,574

Malaysia — 0.6%
AirAsia Group Bhd	8,500	6,557
Alliance Bank Malaysia Bhd	13,100	13,956
AMMB Holdings Bhd	8,087	7,213
Astro Malaysia Holdings Bhd	6,400	2,251
Axiata Group Bhd	16,555	18,136
British American Tobacco Malaysia Bhd	700	5,688
CIMB Group Holdings Bhd	26,928	39,918
DiGi.Com Bhd	12,444	13,820
Fraser & Neave Holdings Bhd	800	7,602
Gamuda Bhd	16,855	14,145
Genting Bhd	15,300	33,791
Genting Malaysia Bhd	18,218	22,795
Genting Plantations Bhd	1,000	2,387
HAP Seng Consolidated Bhd	3,869	9,527
Hartalega Holdings Bhd	9,200	14,100
Hong Leong Bank Bhd	1,982	9,551
Hong Leong Financial Group Bhd	2,353	11,174
IHH Healthcare Bhd	18,191	27,424
IJM Corp. Bhd	17,200	7,303
IOI Corp. Bhd	16,800	19,544
IOI Properties Group Bhd	9,300	3,692
Kuala Lumpur Kepong Bhd	1,500	9,384
Malayan Banking Bhd	25,459	61,792
Malaysia Airports Holdings Bhd	500	1,046
Maxis Bhd	18,900	27,495
MISC Bhd	8,500	12,536
Nestle Malaysia Bhd	300	11,156
Petronas Chemicals Group Bhd	14,457	29,241
Petronas Dagangan Bhd	1,500	9,437
Petronas Gas Bhd	4,641	20,500
PPB Group Bhd	3,700	18,519
Press Metal Aluminium Holdings Bhd	7,000	8,319
Public Bank Bhd	16,600	99,517
Sime Darby Bhd	17,511	10,735
Sime Darby Plantation Bhd	18,511	25,767
Sime Darby Property Bhd	17,511	5,060
SP Setia Bhd Group	5,500	4,256
Telekom Malaysia Bhd	6,200	5,717
Tenaga Nasional Bhd	19,600	70,915
Top Glove Corp. Bhd	3,900	10,054
UMW Holdings Bhd*	3,095	4,977
Westports Holdings Bhd	15,600	13,523
YTL Corp. Bhd	18,972	4,528

		755,048

Mexico — 0.6%
Alfa SAB de CV, Class A	18,088	18,573
Alsea SAB de CV	2,753	9,029
America Movil SAB de CV, Series L	197,149	153,214
Arca Continental SAB de CV	2,312	13,873
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	10,877	14,234

	Number of Shares	Value
Mexico (Continued)
Cemex SAB de CV, Series CPO*	85,917	$51,090
Coca-Cola Femsa SAB de CV, Series L	2,959	17,339
El Puerto de Liverpool SAB de CV, Class C1	1,145	6,494
Fibra Uno Administracion SA de CV REIT	16,045	22,147
Fomento Economico Mexicano SAB de CV	11,581	96,534
Fresnillo PLC	1,520	26,844
Gruma SAB de CV, Class B	788	8,263
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,259	19,248
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,209	19,195
Grupo Bimbo SAB de CV, Series A	9,233	17,619
Grupo Carso SAB de CV, Series A1	2,671	8,326
Grupo Financiero Banorte SAB de CV, Class O	14,131	75,244
Grupo Financiero Inbursa SAB de CV, Class O	12,814	18,099
Grupo Mexico SAB de CV, Series B	23,012	57,136
Grupo Televisa SAB, Series CPO	14,051	46,920
Industrias Penoles SAB de CV	820	13,850
Infraestructura Energetica Nova SAB de CV	3,201	13,376
Kimberly-Clark de Mexico SAB de CV, Class A	7,929	13,195
Mexichem SAB de CV	6,192	17,445
Promotora y Operadora de Infraestructura SAB de CV*	1,463	13,152
Wal-Mart de Mexico SAB de CV	23,765	59,649

		830,088

Netherlands — 3.1%
ABN AMRO Group NV, 144A (b)	2,395	62,213
Aegon NV	10,741	66,877
Akzo Nobel NV	1,473	129,322
ASML Holding NV	2,209	432,297
EXOR NV	615	44,576
Heineken Holding NV	624	60,766
Heineken NV	1,404	140,564
ING Groep NV	21,533	313,605
Koninklijke Ahold Delhaize NV	7,339	168,624
Koninklijke DSM NV	1,130	112,524
Koninklijke KPN NV	20,355	55,373
Koninklijke Philips NV	5,512	225,661
Koninklijke Vopak NV	449	22,046
NN Group NV	1,723	74,044
NXP Semiconductors NV*	1,970	224,580
QIAGEN NV*	1,216	44,154
Randstad NV	744	44,410
Royal Dutch Shell PLC, Class A	27,656	958,447
Royal Dutch Shell PLC, Class B	20,495	729,347
Wolters Kluwer NV	1,796	100,865

		4,010,295

New Zealand — 0.2%
a2 Milk Co. Ltd.*	4,019	30,572
Auckland International Airport Ltd.	5,636	26,031

See Notes to Financial Statements.	42

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
New Zealand (Continued)
Fisher & Paykel Healthcare Corp. Ltd.	3,288	$30,556
Fletcher Building Ltd.	4,865	22,436
Meridian Energy Ltd.	15,192	31,735
Ryman Healthcare Ltd.	3,583	28,584
Spark New Zealand Ltd.	10,747	27,526

		197,440

Norway — 0.5%
Aker BP ASA	591	21,595
DNB ASA	5,698	102,015
Equinor ASA (b)	7,133	187,681
Gjensidige Forsikring ASA	1,172	18,090
Marine Harvest ASA	2,910	58,216
Norsk Hydro ASA	8,242	51,712
Orkla ASA	5,028	45,348
Schibsted ASA, Class B	438	11,883
Telenor ASA	4,401	90,653
Yara International ASA	1,087	44,794

		631,987

Peru — 0.1%
Cia de Minas Buenaventura SAA, ADR	1,195	18,486
Credicorp Ltd.	335	74,176
Southern Copper Corp. (b)	462	22,587

		115,249

Philippines — 0.3%
Aboitiz Equity Ventures, Inc.	11,487	12,638
Aboitiz Power Corp.	24,100	18,028
Alliance Global Group, Inc.*	18,100	4,582
Ayala Corp.	1,900	33,996
Ayala Land, Inc.	45,900	34,773
Bank of the Philippine Islands	2,751	4,975
BDO Unibank, Inc.	12,870	31,970
DMCI Holdings, Inc.	18,000	3,700
GT Capital Holdings, Inc.	450	8,309
International Container Terminal Services, Inc.	5,270	8,477
JG Summit Holdings, Inc.	14,590	15,858
Jollibee Foods Corp.	2,440	12,726
Manila Electric Co.	1,290	7,926
Megaworld Corp.	67,400	6,235
Metro Pacific Investments Corp.	107,600	9,524
Metropolitan Bank & Trust Co.	1,000	1,511
PLDT, Inc.	860	21,199
Robinsons Land Corp.	11,867	4,981
Security Bank Corp.	700	2,598
SM Investments Corp.	1,605	26,518
SM Prime Holdings, Inc.	64,500	45,426
Universal Robina Corp.	6,120	14,911

		330,861

Poland — 0.3%
Alior Bank SA*	831	15,575
Bank Pekao SA	1,231	37,249
Bank Zachodni WBK SA	227	21,319
CD Projekt SA*	392	15,617
Cyfrowy Polsat SA	1,178	7,939

	Number of Shares	Value
Poland (Continued)
Dino Polska SA, 144A*	609	$18,362
Grupa Azoty SA	706	8,140
Grupa Lotos SA	1,163	17,180
KGHM Polska Miedz SA	776	17,794
LPP SA	3	7,649
mBank SA	167	19,047
Orange Polska SA*	14,108	19,130
PGE Polska Grupa Energetyczna SA*	5,140	13,689
PLAY Communications SA, 144A	2,364	15,932
Polski Koncern Naftowy ORLEN SA	1,767	38,977
Polskie Gornictwo Naftowe i Gazownictwo SA	15,682	24,278
Powszechna Kasa Oszczednosci Bank Polski SA*	5,340	54,256
Powszechny Zaklad Ubezpieczen SA	5,147	50,582

		402,715

Portugal — 0.1%
EDP—Energias de Portugal SA	14,084	55,157
Galp Energia SGPS SA	3,921	72,860
Jeronimo Martins SGPS SA	1,374	21,604

		149,621

Qatar — 0.2%
Barwa Real Estate Co.	1,739	16,377
Commercial Bank QSC	1,122	11,633
Doha Bank QPSC	861	6,160
Ezdan Holding Group QSC*	5,833	13,585
Industries Qatar QSC	1,217	34,264
Masraf Al Rayan QSC	2,312	21,253
Qatar Electricity & Water Co. QSC	358	18,682
Qatar Insurance Co. SAQ	872	7,889
Qatar Islamic Bank SAQ	333	10,499
Qatar National Bank QPSC	1,745	76,021

		216,363

Romania — 0.0%
NEPI Rockcastle PLC	2,331	22,706

Russia — 0.8%
Alrosa PJSC	15,816	22,369
Gazprom PJSC	63,877	148,352
Inter RAO UES PJSC	88,645	5,793
LUKOIL PJSC	2,255	152,022
Magnit PJSC, GDR	2,056	41,346
Magnitogorsk Iron & Steel Works PJSC	12,876	10,124
MMC Norilsk Nickel PJSC	347	61,754
Mobile TeleSystems PJSC, ADR	2,988	28,625
Moscow Exchange MICEX-RTS PJSC	8,392	15,134
Novatek PJSC, GDR	555	79,976
Novolipetsk Steel PJSC	7,147	18,676
PhosAgro PJSC, GDR	651	8,658
Polyus PJSC	269	16,157
RusHydro PJSC	1,042,061	12,082
Sberbank of Russia PJSC	63,662	226,734
Severstal PJSC	1,287	20,672
Surgutneftegas OJSC	43,812	20,091
Tatneft PJSC	8,429	89,982

See Notes to Financial Statements.	43

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
Russia (Continued)
X5 Retail Group NV, GDR	672	$19,460

		998,007

Singapore — 0.9%
Ascendas Real Estate Investment Trust REIT	15,800	31,273
CapitaLand Commercial Trust REIT	16,907	21,594
CapitaLand Ltd.	14,657	37,878
CapitaLand Mall Trust REIT	16,709	25,834
ComfortDelGro Corp. Ltd.	14,700	27,010
DBS Group Holdings Ltd.	10,500	222,493
Genting Singapore PLC	43,700	41,126
Golden Agri-Resources Ltd.	42,093	9,904
Jardine Cycle & Carriage Ltd.	400	10,266
Keppel Corp. Ltd.	8,800	50,676
Oversea-Chinese Banking Corp. Ltd.	18,400	172,339
Sembcorp Industries Ltd.	5,700	12,474
Singapore Airlines Ltd.	3,100	26,118
Singapore Exchange Ltd.	5,093	27,541
Singapore Press Holdings Ltd. (b)	15,100	29,662
Singapore Technologies Engineering Ltd.	9,430	24,511
Singapore Telecommunications Ltd.	48,400	118,573
Suntec Real Estate Investment Trust REIT	10,528	14,154
United Overseas Bank Ltd.	7,822	164,403
UOL Group Ltd.	3,700	22,440
Venture Corp. Ltd.	1,500	23,640
Wilmar International Ltd.	9,400	22,748

		1,136,657

South Africa — 1.6%
Anglo American Platinum Ltd.	535	14,121
AngloGold Ashanti Ltd.	3,693	31,325
Aspen Pharmacare Holdings Ltd.	2,172	42,655
Barclays Africa Group Ltd.	3,542	44,986
Bid Corp. Ltd.	1,820	36,303
Bidvest Group Ltd.	1,985	31,498
Capitec Bank Holdings Ltd.	289	19,852
Clicks Group Ltd.	1,390	22,055
Coronation Fund Managers Ltd. (b)	1,355	6,654
Discovery Ltd.	1,635	19,799
Exxaro Resources Ltd.	1,660	16,346
FirstRand Ltd.	21,178	99,818
Fortress REIT Ltd., Class A REIT	4,045	5,313
Fortress REIT Ltd., Class B REIT	5,446	6,332
Foschini Group Ltd.	1,364	19,741
Gold Fields Ltd.	8,267	29,340
Growthpoint Properties Ltd. REIT (b)	16,749	35,787
Hyprop Investments Ltd. REIT	1,391	11,309
Imperial Holdings Ltd.	925	14,832
Investec Ltd.	992	7,179
Investec PLC	3,437	25,385
Kumba Iron Ore Ltd.	161	3,670
Liberty Holdings Ltd.	500	4,771
Life Healthcare Group Holdings Ltd.	9,050	20,261
Mediclinic International PLC	1,988	16,147
MMI Holdings Ltd.	5,625	8,263
Mondi Ltd.	757	20,856

	Number of Shares	Value
South Africa (Continued)
Mr Price Group Ltd. (b)	1,324	$26,106
MTN Group Ltd.	9,820	88,326
Naspers Ltd., Class N	2,607	619,700
Nedbank Group Ltd.	800	17,194
Netcare Ltd.	6,093	14,172
Pick n Pay Stores Ltd.	898	5,305
Pioneer Foods Group Ltd.	775	6,545
PSG Group Ltd.	775	13,258
Rand Merchant Investment Holdings Ltd.	2,997	9,040
Redefine Properties Ltd. REIT (b)	29,810	25,689
Remgro Ltd.	3,117	49,950
Resilient REIT Ltd. REIT	1,711	7,683
RMB Holdings Ltd.	5,668	32,338
Sanlam Ltd.	7,816	46,693
Sappi Ltd.	4,039	26,407
Sasol Ltd.	3,139	112,812
Shoprite Holdings Ltd.	3,098	56,964
SPAR Group Ltd.	926	14,021
Standard Bank Group Ltd.	7,254	118,184
Telkom SA SOC Ltd.	999	4,068
Tiger Brands Ltd.	1,114	29,395
Truworths International Ltd.	2,365	15,620
Vodacom Group Ltd. (b)	3,442	38,800
Woolworths Holdings Ltd.	5,742	26,315

		2,019,183

South Korea — 3.5%
Amorepacific Corp.	147	45,343
AMOREPACIFIC Group	189	22,092
BGF retail Co. Ltd.	52	8,804
BNK Financial Group, Inc.	1,561	13,801
Celltrion Healthcare Co. Ltd.*	190	17,591
Celltrion Pharm, Inc.*	91	7,868
Celltrion, Inc.*	483	118,963
Cheil Worldwide, Inc.	410	7,531
CJ CheilJedang Corp.	46	14,957
CJ Corp.	118	16,201
CJ E&M Corp.	14	1,177
CJ Logistics Corp.*	48	6,657
Coway Co. Ltd.	196	15,873
Daelim Industrial Co. Ltd.	173	13,481
Daewoo Engineering & Construction Co. Ltd.*	700	4,188
DB Insurance Co. Ltd.	374	20,297
DGB Financial Group, Inc.	1,267	12,165
Dongsuh Cos., Inc.	79	1,902
Doosan Bobcat, Inc.	431	13,554
Doosan Heavy Industries & Construction Co. Ltd.*	303	5,369
E-MART, Inc.	123	28,526
GS Engineering & Construction Corp.	432	19,657
GS Holdings Corp.	404	21,850
GS Retail Co. Ltd.	230	8,055
Hana Financial Group, Inc.	1,735	66,957
Hankook Tire Co. Ltd.	460	18,286
Hanmi Pharm. Co. Ltd.	36	16,131
Hanmi Science Co. Ltd.	79	5,203

See Notes to Financial Statements.	44

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
South Korea (Continued)
Hanon Systems	1,053	$9,866
Hanssem Co. Ltd.	83	8,701
Hanwha Chemical Corp.	603	14,460
Hanwha Corp.	258	8,616
Hanwha Life Insurance Co. Ltd.	1,535	7,932
HLB, Inc.*	170	21,763
Hyosung Corp.(c)	142	17,652
Hyundai Department Store Co. Ltd.	87	9,080
Hyundai Development Co.-Engineering & Construction(c)	349	15,023
Hyundai Engineering & Construction Co. Ltd.	436	29,850
Hyundai Glovis Co. Ltd.	116	14,474
Hyundai Heavy Industries Co. Ltd.*	240	25,493
Hyundai Heavy Industries Holdings Co. Ltd.*	64	23,036
Hyundai Marine & Fire Insurance Co. Ltd.	560	17,689
Hyundai Mobis Co. Ltd.	386	78,063
Hyundai Motor Co.	806	103,932
Hyundai Steel Co.	538	30,844
ING Life Insurance Korea Ltd., 144A	179	6,675
Kakao Corp.	292	28,037
Kangwon Land, Inc.	697	17,361
KB Financial Group, Inc.	2,374	114,081
KCC Corp.	34	10,866
KEPCO Plant Service & Engineering Co. Ltd.	183	6,867
Kia Motors Corp.	1,574	45,485
Korea Aerospace Industries Ltd.*	452	18,450
Korea Electric Power Corp.	1,358	41,762
Korea Gas Corp.*	153	8,559
Korea Investment Holdings Co. Ltd.	260	22,649
Korea Zinc Co. Ltd.	50	18,809
Korean Air Lines Co. Ltd.	478	14,168
KT Corp.	166	4,158
KT&G Corp.	536	47,735
Kumho Petrochemical Co. Ltd.	181	17,631
LG Chem Ltd.	272	85,414
LG Corp.	597	40,651
LG Display Co. Ltd.	1,336	27,514
LG Electronics, Inc.	499	42,866
LG Household & Health Care Ltd.	54	67,278
LG Innotek Co. Ltd.	118	15,763
Lotte Chemical Corp.	94	32,134
Lotte Corp.*	242	13,156
Lotte Shopping Co. Ltd.	72	14,962
Medy-Tox, Inc.	34	23,770
Mirae Asset Daewoo Co. Ltd.	2,969	25,890
NAVER Corp.	170	105,506
NCSoft Corp.	103	33,730
Netmarble Corp., 144A	95	13,836
NH Investment & Securities Co. Ltd.	790	11,616
OCI Co. Ltd.	94	11,554
Orion Corp.	156	18,741
Ottogi Corp.	8	6,011
Pan Ocean Co. Ltd.*	1,209	5,675
Pearl Abyss Corp.*	34	7,053

	Number of Shares	Value
South Korea (Continued)
POSCO	417	$131,334
Posco Daewoo Corp.	441	9,369
S-1 Corp.	95	7,791
Samsung Biologics Co. Ltd., 144A*	97	39,144
Samsung C&T Corp.	465	54,137
Samsung Card Co. Ltd.	267	9,189
Samsung Electro-Mechanics Co. Ltd.	368	45,746
Samsung Electronics Co. Ltd.	27,805	1,307,773
Samsung Engineering Co. Ltd.*	860	14,720
Samsung Fire & Marine Insurance Co. Ltd.	185	42,991
Samsung Heavy Industries Co. Ltd.*	2,333	16,211
Samsung Life Insurance Co. Ltd.	425	40,609
Samsung SDI Co. Ltd.	350	65,100
Samsung SDS Co. Ltd.	218	42,672
Samsung Securities Co. Ltd.	491	16,808
Shinhan Financial Group Co. Ltd.	2,586	104,956
Shinsegae Inc.	11	4,480
SillaJen, Inc.*	305	22,777
SK Holdings Co. Ltd.	189	48,567
SK Hynix, Inc.	3,317	287,405
SK Innovation Co. Ltd.	381	72,810
SK Telecom Co. Ltd.	95	19,565
S-Oil Corp.	285	28,422
ViroMed Co. Ltd.*	75	18,438
Woori Bank	2,652	37,641
Yuhan Corp.	55	12,143

		4,516,164

Spain — 1.9%
ACS Actividades de Construccion y Servicios SA	1,516	62,933
Aena SME SA, 144A	402	77,214
Amadeus IT Group SA	2,496	198,128
Banco Bilbao Vizcaya Argentaria SA	37,231	254,140
Banco de Sabadell SA	23,534	39,563
Banco Santander SA	89,361	480,548
Bankia SA	5,937	22,529
Bankinter SA	3,999	38,541
CaixaBank SA	21,050	89,476
Enagas SA	1,333	35,546
Endesa SA	1,889	41,616
Ferrovial SA*	2,689	978
Ferrovial SA	2,689	54,792
Gas Natural SDG SA	1,897	46,549
Grifols SA	1,834	54,029
Iberdrola SA	32,525	230,876
Industria de Diseno Textil SA	6,183	195,234
Mapfre SA	4,106	12,442
Red Electrica Corp. SA	2,457	47,824
Repsol SA	7,554	143,989
Siemens Gamesa Renewable Energy SA	1,430	21,992
Telefonica SA	25,576	225,651

		2,374,590

Sweden — 1.6%
Alfa Laval AB	1,570	39,201
Assa Abloy AB, Class B	5,690	122,328

See Notes to Financial Statements.	45

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
Sweden (Continued)
Atlas Copco AB, Class A	3,604	$143,030
Atlas Copco AB, Class B	2,226	80,518
Boliden AB	1,736	61,189
Electrolux AB, Series B	1,520	37,504
Essity AB, Class B	3,761	95,527
Hennes & Mauritz AB, Class B (b)	5,652	85,160
Hexagon AB, Class B	1,485	83,637
Husqvarna AB, Class B	2,483	24,405
ICA Gruppen AB (b)	449	13,853
Industrivarden AB, Class C	1,005	21,105
Investor AB, Class B	2,651	109,898
Kinnevik AB, Class B	1,371	47,757
L E Lundbergforetagen AB, Class B	464	14,984
Lundin Petroleum AB	1,060	33,606
Nordea Bank AB	16,772	161,271
Sandvik AB	6,428	111,517
Securitas AB, Class B	1,855	29,889
Skandinaviska Enskilda Banken AB, Class A	8,666	78,061
Skanska AB, Class B	2,036	37,481
SKF AB, Class B	2,272	44,118
Svenska Handelsbanken AB, Class A	8,652	94,829
Swedbank AB, Class A	5,068	105,336
Swedish Match AB	1,121	53,132
Tele2 AB, Class B	1,800	22,023
Telefonaktiebolaget LM Ericsson, Class B	17,816	129,209
Telia Co. AB	11,424	53,551
Volvo AB, Class B	8,310	142,990

		2,077,109

Switzerland — 5.4%
ABB Ltd.	10,455	236,447
Adecco Group AG	987	59,204
Baloise Holding AG	150	22,007
Chocoladefabriken Lindt & Spruengli AG	1	75,588
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	6	38,383
Cie Financiere Richemont SA	3,064	280,846
Clariant AG*	1,336	32,234
Coca-Cola HBC AG*	1,428	48,786
Credit Suisse Group AG*	14,341	218,549
Dufry AG*(b)	215	29,329
EMS-Chemie Holding AG	57	35,654
Ferguson PLC	1,399	108,647
Geberit AG	222	95,909
Givaudan SA	50	111,353
Glencore PLC*	69,428	343,379
Julius Baer Group Ltd.*	1,358	79,226
Kuehne + Nagel International AG	269	40,557
LafargeHolcim Ltd.*	2,716	138,997
Lonza Group AG*	372	99,530
Nestle SA	17,656	1,332,440
Novartis AG	12,620	934,208
Pargesa Holding SA	273	23,863
Partners Group Holding AG	102	73,685
Roche Holding AG	3,984	853,108
Schindler Holding AG	19	3,898

	Number of Shares	Value
Switzerland (Continued)
Schindler Holding AG Participation Certificates	257	$54,289
SGS SA	26	67,242
Sika AG	12	95,820
Sonova Holding AG	360	62,825
STMicroelectronics NV	3,569	84,948
Straumann Holding AG	66	43,493
Swatch Group AG — Bearer	192	93,156
Swatch Group AG — Registered	266	23,628
Swiss Life Holding AG*	158	53,864
Swiss Prime Site AG*	522	48,699
Swiss Re AG	1,849	159,799
Swisscom AG(b)	157	70,026
Temenos AG*	331	49,032
UBS Group AG*	20,738	312,459
Vifor Pharma AG	261	40,503
Zurich Insurance Group AG	894	265,043

		6,840,653

Taiwan — 2.8%
Acer, Inc.*	21,536	17,646
Advantech Co. Ltd.	1,905	12,907
Airtac International Group	940	16,157
ASE Industrial Holding Co. Ltd.	19,331	49,035
Asia Cement Corp.	13,164	14,521
Asustek Computer, Inc.	3,948	35,775
AU Optronics Corp.	57,341	25,167
Catcher Technology Co. Ltd.	3,867	44,979
Cathay Financial Holding Co. Ltd.	44,747	80,051
Chailease Holding Co. Ltd.	5,465	19,517
Chang Hwa Commercial Bank Ltd.	23,738	13,905
Cheng Shin Rubber Industry Co. Ltd.	11,955	18,195
Chicony Electronics Co. Ltd.	2,775	6,557
China Development Financial Holding Corp.	107,975	40,543
China Life Insurance Co. Ltd.	8,722	9,155
China Steel Corp.	73,033	57,526
Chunghwa Telecom Co. Ltd.	22,423	81,575
Compal Electronics, Inc.	28,115	18,486
CTBC Financial Holding Co. Ltd.	111,833	80,623
Delta Electronics, Inc.	11,886	44,035
E.Sun Financial Holding Co. Ltd.	59,063	41,200
Eclat Textile Co. Ltd.	1,554	18,983
Eva Airways Corp.	11,255	5,691
Far Eastern New Century Corp.	18,760	17,876
Far EasTone Telecommunications Co. Ltd.	11,526	29,391
First Financial Holding Co. Ltd.	63,327	43,012
Formosa Chemicals & Fibre Corp.	17,403	66,797
Formosa Petrochemical Corp.	8,706	35,305
Formosa Plastics Corp.	24,299	87,183
Foxconn Technology Co. Ltd.	5,264	12,966
Fubon Financial Holding Co. Ltd.	34,412	59,839
General Interface Solution Holding Ltd.	1,030	6,583
Giant Manufacturing Co. Ltd.	2,346	10,179
Globalwafers Co. Ltd.	1,097	21,712
Hiwin Technologies Corp.	1,477	20,951

See Notes to Financial Statements.	46

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
Taiwan (Continued)
Hon Hai Precision Industry Co. Ltd.	91,052	$260,439
Hotai Motor Co. Ltd.	2,364	21,580
HTC Corp.*	5,394	10,550
Hua Nan Financial Holdings Co. Ltd.	52,273	31,230
Innolux Corp.	57,570	22,289
Inventec Corp.	17,279	13,985
Largan Precision Co. Ltd.	586	80,190
Lite-On Technology Corp.	11,499	15,006
Macronix International*	9,394	15,520
MediaTek, Inc.	8,213	85,388
Mega Financial Holding Co. Ltd.	67,040	58,735
Nan Ya Plastics Corp.	29,020	81,070
Nanya Technology Corp.	3,241	10,774
Nien Made Enterprise Co. Ltd.	825	6,540
Novatek Microelectronics Corp.	3,219	14,558
Pegatron Corp.	12,632	26,688
Phison Electronics Corp.	954	8,772
Pou Chen Corp.	14,135	17,314
Powertech Technology, Inc.	2,003	5,977
President Chain Store Corp.	3,196	32,748
Quanta Computer, Inc.	15,579	27,558
Realtek Semiconductor Corp.	2,011	7,685
Ruentex Development Co. Ltd.*	5,244	6,327
Shin Kong Financial Holding Co. Ltd.	45,885	18,378
SinoPac Financial Holdings Co. Ltd.	64,321	23,829
Standard Foods Corp.	3,407	6,959
Synnex Technology International Corp.	9,699	15,538
TaiMed Biologics, Inc.*	735	7,727
Taishin Financial Holding Co. Ltd.	54,504	26,832
Taiwan Business Bank	158,645	48,449
Taiwan Cement Corp.	25,765	37,493
Taiwan Cooperative Financial Holding Co. Ltd.	62,244	36,667
Taiwan High Speed Rail Corp.	21,193	16,375
Taiwan Mobile Co. Ltd.	9,490	34,841
Taiwan Semiconductor Manufacturing Co. Ltd.	137,489	1,027,904
Teco Electric and Machinery Co. Ltd.	9,306	7,501
Uni-President Enterprises Corp.	32,151	78,442
United Microelectronics Corp.	77,222	42,913
Vanguard International Semiconductor Corp.	6,019	13,179
Walsin Technology Corp.	2,000	25,867
Win Semiconductors Corp.	1,984	16,124
Winbond Electronics Corp.	15,974	10,690
Wistron Corp.	10,758	8,097
WPG Holdings Ltd.	14,572	21,157
Yageo Corp.	1,266	40,184
Yuanta Financial Holding Co. Ltd.	73,946	34,799
Zhen Ding Technology Holding Ltd.	2,675	6,044

		3,630,935

Thailand — 0.5%
Advanced Info Service PCL, NVDR	6,000	35,730
Airports of Thailand PCL, NVDR	25,600	54,817
Bangkok Dusit Medical Services PCL, NVDR	400	334

	Number of Shares	Value
Thailand (Continued)
Bangkok Expressway & Metro PCL, NVDR	19,700	$5,050
Berli Jucker PCL, NVDR	7,600	13,542
Central Pattana PCL, NVDR	800	1,907
Charoen Pokphand Foods PCL, NVDR	15,500	12,113
CP ALL PCL, NVDR	28,900	72,950
Electricity Generating PCL, NVDR	200	1,507
Home Product Center PCL, NVDR	100	46
Indorama Ventures PCL, NVDR	17,900	32,594
IRPC PCL, NVDR	206,973	42,701
Kasikornbank PCL, NVDR	14,900	89,195
Krung Thai Bank PCL, NVDR	26,200	14,333
Land & Houses PCL, NVDR	17,800	6,176
PTT Exploration & Production PCL, NVDR	8,700	36,579
PTT Global Chemical PCL, NVDR	7,800	21,761
PTT PCL, NVDR	70,000	114,333
Robinson PCL, NVDR	700	1,378
Siam Cement PCL	700	9,759
Siam Cement PCL, NVDR	1,000	13,942
Siam Commercial Bank PCL, NVDR	10,300	42,823
Thai Oil PCL, NVDR	10,300	29,622
True Corp. PCL, NVDR	26,100	5,833

		659,025

Turkey — 0.2%
Akbank TAS	12,818	22,734
Anadolu Efes Biracilik Ve Malt Sanayii AS	823	4,581
Arcelik AS	1,713	6,288
Aselsan Elektronik Sanayi Ve Ticaret AS	1,190	6,203
BIM Birlesik Magazalar AS	1,242	18,997
Coca-Cola Icecek AS	454	3,574
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	25,895	11,839
Ford Otomotiv Sanayi AS	288	4,071
Haci Omer Sabanci Holding AS	7,349	15,145
KOC Holding AS	5,011	15,462
Petkim Petrokimya Holding AS	4,027	4,189
TAV Havalimanlari Holding AS	1,855	8,989
Tofas Turk Otomobil Fabrikasi AS	438	2,419
Tupras Turkiye Petrol Rafinerileri AS	1,017	23,833
Turk Hava Yollari AO*	3,129	11,507
Turkcell Iletisim Hizmetleri AS	5,794	15,357
Turkiye Garanti Bankasi AS	13,821	27,200
Turkiye Halk Bankasi AS	5,710	9,686
Turkiye Is Bankasi AS, Class C	10,175	13,395
Turkiye Sise ve Cam Fabrikalari AS	10,101	8,880
Ulker Biskuvi Sanayi AS*	915	3,537

		237,886

United Arab Emirates — 0.2%
Abu Dhabi Commercial Bank PJSC	8,744	16,735
Aldar Properties PJSC	39,924	22,282
DAMAC Properties Dubai Co. PJSC	10,250	6,669
DP World Ltd.	1,056	23,760
Dubai Investments PJSC	8,131	4,560
Dubai Islamic Bank PJSC	2,697	3,723
Emaar Development PJSC*	4,775	6,890

See Notes to Financial Statements.	47

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
United Arab Emirates (Continued)
Emaar Malls PJSC	8,832	$4,929
Emaar Properties PJSC	17,548	24,842
Emirates Telecommunications Group Co. PJSC	10,367	45,723
First Abu Dhabi Bank PJSC	4,188	14,024
NMC Health PLC*	570	26,702

		200,839

United Kingdom — 10.1%
3i Group PLC	5,728	72,566
Admiral Group PLC	1,635	41,850
Anglo American PLC (b)	7,816	186,732
Ashtead Group PLC	2,958	91,660
Associated British Foods PLC	2,108	74,260
AstraZeneca PLC	7,188	522,295
Auto Trader Group PLC, 144A	5,494	25,752
Aviva PLC	22,200	150,745
Babcock International Group PLC	1,535	16,998
BAE Systems PLC	16,865	143,350
Barclays PLC	97,558	255,797
Barratt Developments PLC	6,129	44,453
Berkeley Group Holdings PLC	752	42,446
BP PLC	112,794	864,117
British American Tobacco PLC	13,027	670,009
British Land Co. PLC REIT	5,685	51,239
BT Group PLC	46,750	127,339
Bunzl PLC	2,046	62,284
Burberry Group PLC	2,503	68,843
Centrica PLC	28,325	54,937
CNH Industrial NV	5,718	66,980
Coca-Cola European Partners PLC	514	19,517
Compass Group PLC	8,663	186,273
ConvaTec Group PLC, 144A	8,225	25,334
Croda International PLC	744	46,109
Diageo PLC	14,290	524,774
Direct Line Insurance Group PLC	8,879	42,197
easyJet PLC	1,194	27,126
Experian PLC	5,614	137,430
Fiat Chrysler Automobiles NV*	5,706	129,409
G4S PLC	9,204	33,023
GlaxoSmithKline PLC	28,076	568,798
Hammerson PLC REIT	4,406	32,038
Hargreaves Lansdown PLC	1,707	43,273
HSBC Holdings PLC	114,847	1,100,149
Imperial Brands PLC	5,685	204,804
InterContinental Hotels Group PLC	1,117	71,482
International Consolidated Airlines Group SA	3,825	34,735
Intertek Group PLC	919	66,776
ITV PLC	22,211	48,009
J Sainsbury PLC	10,415	44,069
John Wood Group PLC	3,836	34,196
Johnson Matthey PLC	1,095	51,136
Kingfisher PLC	13,729	55,701
Land Securities Group PLC REIT	4,201	51,914
Legal & General Group PLC	32,352	116,033
Lloyds Banking Group PLC	398,495	334,847

	Number of Shares	Value
United Kingdom (Continued)
London Stock Exchange Group PLC	1,823	$108,495
Marks & Spencer Group PLC	9,270	34,997
Meggitt PLC	4,874	31,858
Melrose Industries PLC	26,350	82,667
Merlin Entertainments PLC, 144A	3,625	17,676
Micro Focus International PLC	2,494	44,194
Mondi PLC	2,365	65,676
National Grid PLC	18,307	202,795
Next PLC	867	66,847
Old Mutual PLC	30,472	97,138
Pearson PLC	4,869	58,357
Persimmon PLC	1,841	69,308
Prudential PLC	14,259	343,277
Reckitt Benckiser Group PLC	3,865	295,996
RELX NV	5,725	125,021
RELX PLC	5,850	128,509
Rio Tinto Ltd.	2,330	146,199
Rio Tinto PLC	6,276	353,742
Rolls-Royce Holdings PLC*	9,812	107,557
Rolls-Royce Holdings PLC - Entitlement*	696,652	926
Royal Bank of Scotland Group PLC *	17,454	63,830
Royal Mail PLC	4,320	29,231
RSA Insurance Group PLC	5,796	50,220
Sage Group PLC	6,398	56,338
Schroders PLC	711	30,595
Segro PLC REIT	5,107	44,441
Severn Trent PLC	1,550	40,983
Sky PLC	6,118	109,551
Smith & Nephew PLC	5,207	94,726
Smiths Group PLC	2,495	58,391
SSE PLC	5,270	95,802
St James’s Place PLC	3,284	52,038
Standard Chartered PLC	17,490	175,446
Standard Life Aberdeen PLC	12,414	57,841
Taylor Wimpey PLC	19,484	49,251
Tesco PLC	53,604	175,081
Travis Perkins PLC	934	16,706
Unilever NV	9,241	515,742
Unilever PLC	7,007	386,235
United Utilities Group PLC	4,049	41,758
Vodafone Group PLC	149,603	381,480
Weir Group PLC	1,544	44,970
Whitbread PLC	1,101	61,691
Wm Morrison Supermarkets PLC	12,248	40,021
WPP PLC	7,126	116,754

		12,834,161

United States (e) — 0.3%
Carnival PLC	1,115	71,695
Nexteer Automotive Group Ltd.*	4,957	8,178
OneMarket Ltd.*	469	543
Shire PLC	5,366	292,464
Valeant Pharmaceuticals International, Inc.*	2,807	61,765

		434,645

TOTAL COMMON STOCKS (Cost $105,347,348)		118,614,963

See Notes to Financial Statements.	48

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
PREFERRED STOCKS — 1.1%
Brazil — 0.5%
Banco Bradesco SA	19,065	$149,334
Braskem SA, Class A	1,131	13,788
Cia Brasileira de Distribuicao	765	16,331
Cia Energetica de Minas Gerais	5,119	10,543
Gerdau SA	6,153	24,453
Itau Unibanco Holding SA	18,486	213,351
Itausa — Investimentos Itau SA	23,594	71,148
Lojas Americanas SA	3,527	16,830
Petroleo Brasileiro SA	22,580	115,081
Telefonica Brasil SA	2,360	28,834

		659,693

Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Class B	571	29,806

Colombia — 0.0%
Bancolombia SA	3,285	38,074
Grupo Aval Acciones y Valores SA	23,209	9,997
Grupo de Inversiones Suramericana SA	15	184

		48,255

Germany — 0.4%
Bayerische Motoren Werke AG	231	20,240
FUCHS PETROLUB SE	460	24,124
Henkel AG & Co. KGaA	1,009	124,621
Porsche Automobil Holding SE	940	69,318
Sartorius AG	195	28,564
Schaeffler AG	941	14,092
Volkswagen AG	978	184,007

		464,966

	Number of Shares	Value
Russia — 0.0%
Surgutneftegas OJSC	42,501	$20,749
Transneft PJSC	3	8,197

		28,946

South Korea — 0.2%
Amorepacific Corp.	76	11,457
Hyundai Motor Co.	154	12,772
Hyundai Motor Co. — 2nd Preferred	182	15,956
LG Chem Ltd.	45	8,203
Samsung Electronics Co. Ltd.	5,150	193,492

		241,880

TOTAL PREFERRED STOCKS (Cost $1,225,076)		1,473,546

SECURITIES LENDING COLLATERAL — 2.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.68% (f)(g) (Cost $3,240,329)	3,240,329	3,240,329

TOTAL INVESTMENTS — 96.7% (Cost $109,812,753)		$123,328,838
Other assets and liabilities, net — 3.3%		4,125,672

NET ASSETS — 100.0%		$127,454,510

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2018 is as follows:

Value ($) at 5/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2018	Value ($) at 5/31/2018
COMMON STOCK — 0.1%
Germany — 0.1%
Deutsche Bank AG
195,941	44,776	(34,130)	(18,206)	(64,900)	1,258	—	11,535	123,481

SECURITIES LENDING COLLATERAL — 2.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.68% (f)(g)
2,702,711	537,618	—	—	—	20,918	—	3,240,329	3,240,329

2,898,652	582,394	(34,130)	(18,206)	(64,900)	22,176	—	3,251,864	3,363,810

*	Non-income producing security.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2018 amounted to $4,511,061, which is 3.5% of net assets.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(e)	Securities are domiciled in the United States and trade on a non-U.S. exchange.

See Notes to Financial Statements.	49

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2018

(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2018. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,656,453.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interest
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
NVDR:	Non Voting Depositary Receipt
OJSC:	Open Joint Stock Company
PJSC:	Private Joint Stock Company
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
SDR:	Swedish Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At May 31, 2018, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
MINI S&P/TSX 60 Futures	CAD	9	$321,643	$329,466	6/14/2018	$10,065
MSCI EAFE Futures	USD	36	3,663,615	3,576,600	6/15/2018	(87,015)
MSCI Emerging Markets Index Futures	USD	16	948,795	897,360	6/15/2018	(51,435)
SGX NIFTY 50 Futures	USD	124	2,638,348	2,657,568	6/28/2018	19,220

Total net unrealized depreciation						$(109,165)

As of May 31, 2018, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	6/5/2018	AED	542,100	USD	147,566	$—	$(18)
Goldman Sachs & Co.	6/5/2018	AUD	336,000	USD	253,632	—	(476)
Goldman Sachs & Co.	6/5/2018	AUD	905,600	USD	683,637	—	(1,245)
JP Morgan & Chase Co.	6/5/2018	AUD	5,345,800	USD	4,035,361	—	(7,535)
RBC Capital Markets	6/5/2018	AUD	1,097,500	USD	828,480	—	(1,532)
Goldman Sachs & Co.	6/5/2018	BRL	7,735,800	USD	2,210,797	134,557	—
Goldman Sachs & Co.	6/5/2018	BRL	345,000	USD	98,633	6,038	—
Goldman Sachs & Co.	6/5/2018	CAD	8,559,200	USD	6,681,342	79,092	—
Goldman Sachs & Co.	6/5/2018	CAD	417,000	USD	325,501	3,842	—
RBC Capital Markets	6/5/2018	CAD	1,084,300	USD	846,421	10,032	—
Goldman Sachs & Co.	6/5/2018	CHF	5,796,100	USD	5,871,252	—	(12,294)
Goldman Sachs & Co.	6/5/2018	CHF	246,000	USD	249,177	—	(535)
RBC Capital Markets	6/5/2018	CHF	578,100	USD	585,527	—	(1,294)
Goldman Sachs & Co.	6/5/2018	CLP	221,079,000	USD	361,364	10,561	—
Goldman Sachs & Co.	6/5/2018	CZK	1,228,300	USD	58,189	2,565	—
Goldman Sachs & Co.	6/5/2018	EGP	668,300	USD	37,440	144	—
Goldman Sachs & Co.	6/5/2018	EUR	1,574,000	USD	1,906,067	65,241	—
Goldman Sachs & Co.	6/5/2018	EUR	7,947,200	USD	9,624,059	329,642	—
JP Morgan & Chase Co.	6/5/2018	EUR	12,678,400	USD	15,353,771	526,116	—
RBC Capital Markets	6/5/2018	EUR	1,933,600	USD	2,341,464	80,078	—
Goldman Sachs & Co.	6/5/2018	GBP	3,151,300	USD	4,346,884	156,594	—
Goldman Sachs & Co.	6/5/2018	GBP	919,000	USD	1,267,601	45,604	—
JP Morgan & Chase Co.	6/5/2018	GBP	6,882,600	USD	9,493,716	341,907	—
RBC Capital Markets	6/5/2018	GBP	395,400	USD	545,359	19,595	—
Goldman Sachs & Co.	6/5/2018	HKD	40,848,700	USD	5,208,799	—	(127)
Goldman Sachs & Co.	6/5/2018	HKD	1,222,000	USD	155,820	—	(6)
JP Morgan & Chase Co.	6/5/2018	HKD	36,041,200	USD	4,595,971	86	—
RBC Capital Markets	6/5/2018	HKD	1,662,800	USD	212,034	—	(2)
Goldman Sachs & Co.	6/5/2018	HUF	8,306,500	USD	32,077	1,704	—

See Notes to Financial Statements.	50

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2018

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
JP Morgan & Chase Co.	6/5/2018	HUF	17,863,500	USD	68,978	$3,660	$—
Goldman Sachs & Co.	6/5/2018	ILS	830,000	USD	231,127	—	(1,795)
Goldman Sachs & Co.	6/5/2018	INR	7,912,200	USD	118,713	1,531	—
Goldman Sachs & Co.	6/5/2018	JPY	142,276,000	USD	1,302,900	—	(5,441)
Goldman Sachs & Co.	6/5/2018	JPY	664,771,800	USD	6,087,765	—	(25,338)
RBC Capital Markets	6/5/2018	JPY	259,757,500	USD	2,377,937	—	(10,739)
The Bank of New York Mellon	6/5/2018	JPY	1,285,090,300	USD	11,768,765	—	(48,658)
Goldman Sachs & Co.	6/5/2018	KRW	149,775,000	USD	140,068	1,100	—
Goldman Sachs & Co.	6/5/2018	KRW	2,557,239,000	USD	2,395,989	23,268	—
JP Morgan & Chase Co.	6/5/2018	KRW	2,541,488,000	USD	2,381,231	23,124	—
Goldman Sachs & Co.	6/5/2018	MXN	7,060,200	USD	373,968	20,296	—
The Bank of New York Mellon	6/5/2018	MXN	10,360,800	USD	548,752	29,741	—
Goldman Sachs & Co.	6/5/2018	MYR	3,088,700	USD	786,289	10,344	—
Goldman Sachs & Co.	6/5/2018	NOK	2,530,700	USD	316,232	6,894	—
The Bank of New York Mellon	6/5/2018	NOK	2,561,200	USD	320,026	6,959	—
Goldman Sachs & Co.	6/5/2018	NZD	223,700	USD	157,601	1,056	—
Goldman Sachs & Co.	6/5/2018	PHP	19,338,200	USD	373,541	5,547	—
Goldman Sachs & Co.	6/5/2018	PLN	230,800	USD	65,891	3,417	—
The Bank of Nova Scotia	6/5/2018	PLN	1,036,000	USD	295,769	15,343	—
Goldman Sachs & Co.	6/5/2018	QAR	778,500	USD	212,763	—	(1,047)
Goldman Sachs & Co.	6/5/2018	RUB	61,015,900	USD	965,024	—	(11,695)
Goldman Sachs & Co.	6/5/2018	SEK	2,634,400	USD	302,041	3,202	—
Goldman Sachs & Co.	6/5/2018	SEK	1,311,000	USD	150,299	1,583	—
The Bank of Nova Scotia	6/5/2018	SEK	16,176,100	USD	1,854,398	19,426	—
Goldman Sachs & Co.	6/5/2018	SGD	147,000	USD	111,085	1,279	—
Goldman Sachs & Co.	6/5/2018	SGD	328,600	USD	248,323	2,866	—
JP Morgan & Chase Co.	6/5/2018	SGD	1,164,200	USD	879,785	10,151	—
Goldman Sachs & Co.	6/5/2018	THB	1,912,000	USD	60,564	785	—
Goldman Sachs & Co.	6/5/2018	THB	20,925,100	USD	662,858	8,632	—
Goldman Sachs & Co.	6/5/2018	TRY	76,400	USD	18,601	1,761	—
JP Morgan & Chase Co.	6/5/2018	TRY	1,274,000	USD	310,145	29,323	—
Goldman Sachs & Co.	6/5/2018	TWD	108,995,100	USD	3,691,871	52,653	—
Goldman Sachs & Co.	6/5/2018	USD	147,587	AED	542,100	—	(2)
Goldman Sachs & Co.	6/5/2018	USD	939,467	AUD	1,241,600	—	(475)
JP Morgan & Chase Co.	6/5/2018	USD	4,044,937	AUD	5,345,800	—	(2,041)
RBC Capital Markets	6/5/2018	USD	830,431	AUD	1,097,500	—	(419)
Goldman Sachs & Co.	6/5/2018	USD	2,169,896	BRL	8,080,800	—	(1,060)
Goldman Sachs & Co.	6/5/2018	USD	6,920,159	CAD	8,976,200	3,750	—
RBC Capital Markets	6/5/2018	USD	835,939	CAD	1,084,300	450	—
Goldman Sachs & Co.	6/5/2018	USD	6,146,448	CHF	6,042,100	—	(13,191)
RBC Capital Markets	6/5/2018	USD	588,038	CHF	578,100	—	(1,216)
Goldman Sachs & Co.	6/5/2018	USD	350,022	CLP	221,079,000	781	—
Goldman Sachs & Co.	6/5/2018	USD	55,538	CZK	1,228,300	86	—
Goldman Sachs & Co.	6/5/2018	USD	37,335	EGP	668,300	—	(40)
Goldman Sachs & Co.	6/5/2018	USD	11,114,097	EUR	9,521,200	21,146	—
JP Morgan & Chase Co.	6/5/2018	USD	14,800,447	EUR	12,678,400	27,207	—
RBC Capital Markets	6/5/2018	USD	2,257,091	EUR	1,933,600	4,294	—
Goldman Sachs & Co.	6/5/2018	USD	5,416,381	GBP	4,070,300	—	(4,094)
JP Morgan & Chase Co.	6/5/2018	USD	9,158,696	GBP	6,882,600	—	(6,888)
RBC Capital Markets	6/5/2018	USD	526,139	GBP	395,400	—	(375)
Goldman Sachs & Co.	6/5/2018	USD	5,363,479	HKD	42,070,700	1,273	—
JP Morgan & Chase Co.	6/5/2018	USD	4,594,799	HKD	36,041,200	1,086	—
RBC Capital Markets	6/5/2018	USD	211,980	HKD	1,662,800	57	—
Goldman Sachs & Co.	6/5/2018	USD	30,332	HUF	8,306,500	41	—
JP Morgan & Chase Co.	6/5/2018	USD	65,231	HUF	17,863,500	88	—
Goldman Sachs & Co.	6/5/2018	USD	232,711	ILS	830,000	210	—
Goldman Sachs & Co.	6/5/2018	USD	117,357	INR	7,912,200	—	(175)
Goldman Sachs & Co.	6/5/2018	USD	7,428,301	JPY	807,047,800	—	(6,858)
RBC Capital Markets	6/5/2018	USD	2,390,883	JPY	259,757,500	—	(2,207)
The Bank of New York Mellon	6/5/2018	USD	11,829,214	JPY	1,285,090,300	—	(11,791)

See Notes to Financial Statements.	51

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2018

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	6/5/2018	USD	2,514,877	KRW	2,707,014,000	$—	$(3,188)
JP Morgan & Chase Co.	6/5/2018	USD	2,360,530	KRW	2,541,488,000	—	(2,423)
Goldman Sachs & Co.	6/5/2018	USD	352,730	MXN	7,060,200	942	—
The Bank of New York Mellon	6/5/2018	USD	517,631	MXN	10,360,800	1,380	—
Goldman Sachs & Co.	6/5/2018	USD	776,270	MYR	3,088,700	—	(325)
Goldman Sachs & Co.	6/5/2018	USD	309,294	NOK	2,530,700	45	—
The Bank of New York Mellon	6/5/2018	USD	313,019	NOK	2,561,200	47	—
Goldman Sachs & Co.	6/5/2018	USD	156,959	NZD	223,700	—	(414)
Goldman Sachs & Co.	6/5/2018	USD	368,628	PHP	19,338,200	—	(634)
Goldman Sachs & Co.	6/5/2018	USD	62,383	PLN	230,800	90	—
The Bank of Nova Scotia	6/5/2018	USD	280,019	PLN	1,036,000	408	—
Goldman Sachs & Co.	6/5/2018	USD	212,996	QAR	778,500	814	—
Goldman Sachs & Co.	6/5/2018	USD	978,481	RUB	61,015,900	—	(1,762)
Goldman Sachs & Co.	6/5/2018	USD	446,765	SEK	3,945,400	790	—
The Bank of Nova Scotia	6/5/2018	USD	1,831,595	SEK	16,176,100	3,377	—
Goldman Sachs & Co.	6/5/2018	USD	355,606	SGD	475,600	—	(343)
JP Morgan & Chase Co.	6/5/2018	USD	870,471	SGD	1,164,200	—	(837)
Goldman Sachs & Co.	6/5/2018	USD	713,882	THB	22,837,100	123	—
Goldman Sachs & Co.	6/5/2018	USD	16,811	TRY	76,400	29	—
JP Morgan & Chase Co.	6/5/2018	USD	280,343	TRY	1,274,000	479	—
Goldman Sachs & Co.	6/5/2018	USD	101,457	TWD	2,995,000	—	(1,457)
Goldman Sachs & Co.	6/5/2018	USD	3,536,874	TWD	106,000,100	2,345	—
Goldman Sachs & Co.	6/5/2018	USD	2,068,321	ZAR	26,198,700	—	(11,694)
Goldman Sachs & Co.	6/5/2018	ZAR	1,389,000	USD	110,767	1,729	—
Goldman Sachs & Co.	6/5/2018	ZAR	24,809,700	USD	1,978,611	31,021	—
Goldman Sachs & Co.	6/6/2018	COP	392,793,100	USD	139,807	3,943	—
Goldman Sachs & Co.	6/6/2018	DKK	9,586,700	USD	1,558,520	52,002	—
Goldman Sachs & Co.	6/6/2018	IDR	1,795,927,600	USD	128,722	—	(436)
JP Morgan & Chase Co.	6/6/2018	IDR	6,833,162,800	USD	489,447	—	(1,974)
Goldman Sachs & Co.	6/6/2018	USD	136,005	COP	392,793,100	—	(140)
Goldman Sachs & Co.	6/6/2018	USD	1,503,660	DKK	9,586,700	2,859	—
Goldman Sachs & Co.	6/6/2018	USD	128,731	IDR	1,795,927,600	427	—
JP Morgan & Chase Co.	6/6/2018	USD	491,418	IDR	6,833,162,800	3	—
Goldman Sachs & Co.	7/5/2018	AED	542,100	USD	147,582	—	(4)
Goldman Sachs & Co.	7/5/2018	AUD	1,241,600	USD	939,649	474	—
JP Morgan & Chase Co.	7/5/2018	AUD	386,000	USD	292,105	125	—
JP Morgan & Chase Co.	7/5/2018	AUD	5,345,800	USD	4,045,520	1,834	—
RBC Capital Markets	7/5/2018	AUD	1,097,500	USD	830,565	391	—
Goldman Sachs & Co.	7/5/2018	BRL	8,080,800	USD	2,162,521	41	—
Goldman Sachs & Co.	7/5/2018	CAD	8,976,200	USD	6,926,241	—	(3,512)
RBC Capital Markets	7/5/2018	CAD	628,000	USD	484,565	—	(260)
RBC Capital Markets	7/5/2018	CAD	1,084,300	USD	836,666	—	(429)
Goldman Sachs & Co.	7/5/2018	CHF	6,042,100	USD	6,163,150	12,694	—
RBC Capital Markets	7/5/2018	CHF	578,100	USD	589,618	1,151	—
Goldman Sachs & Co.	7/5/2018	DKK	9,586,700	USD	1,507,141	—	(3,000)
Goldman Sachs & Co.	7/5/2018	EGP	668,300	USD	37,004	14	—
Goldman Sachs & Co.	7/5/2018	EUR	9,521,200	USD	11,140,042	—	(22,376)
JP Morgan & Chase Co.	7/5/2018	EUR	12,678,400	USD	14,835,161	—	(28,680)
JP Morgan & Chase Co.	7/5/2018	EUR	1,605,000	USD	1,877,990	—	(3,672)
RBC Capital Markets	7/5/2018	EUR	1,933,600	USD	2,262,351	—	(4,554)
Goldman Sachs & Co.	7/5/2018	GBP	4,070,300	USD	5,424,692	3,804	—
JP Morgan & Chase Co.	7/5/2018	GBP	668,000	USD	890,264	612	—
JP Morgan & Chase Co.	7/5/2018	GBP	6,882,600	USD	9,172,840	6,487	—
RBC Capital Markets	7/5/2018	GBP	395,400	USD	526,944	344	—
Goldman Sachs & Co.	7/5/2018	HKD	42,070,700	USD	5,368,112	—	(976)
JP Morgan & Chase Co.	7/5/2018	HKD	36,041,200	USD	4,598,568	—	(1,032)
JP Morgan & Chase Co.	7/5/2018	HKD	6,982,000	USD	890,826	—	(221)
RBC Capital Markets	7/5/2018	HKD	1,662,800	USD	212,161	—	(47)
Goldman Sachs & Co.	7/5/2018	HUF	8,306,500	USD	30,397	—	(41)
JP Morgan & Chase Co.	7/5/2018	HUF	17,863,500	USD	65,368	—	(91)

See Notes to Financial Statements.	52

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2018

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	7/5/2018	IDR	1,795,927,600	USD	128,088	$—	$(620)
JP Morgan & Chase Co.	7/5/2018	IDR	6,833,162,800	USD	489,236	—	(476)
Goldman Sachs & Co.	7/5/2018	ILS	830,000	USD	233,179	—	(261)
Goldman Sachs & Co.	7/5/2018	INR	7,912,200	USD	116,802	21	—
Goldman Sachs & Co.	7/5/2018	JPY	807,047,800	USD	7,443,751	6,157	—
RBC Capital Markets	7/5/2018	JPY	259,757,500	USD	2,395,845	1,971	—
The Bank of New York Mellon	7/5/2018	JPY	1,285,090,300	USD	11,853,655	10,515	—
Goldman Sachs & Co.	7/5/2018	KRW	2,707,014,000	USD	2,515,929	1,557	—
JP Morgan & Chase Co.	7/5/2018	KRW	2,541,488,000	USD	2,362,329	1,703	—
Goldman Sachs & Co.	7/5/2018	MXN	7,060,200	USD	350,889	—	(875)
The Bank of New York Mellon	7/5/2018	MXN	10,360,800	USD	514,856	—	(1,355)
Goldman Sachs & Co.	7/5/2018	MYR	3,088,700	USD	773,936	—	(1,379)
Goldman Sachs & Co.	7/5/2018	NOK	2,530,700	USD	309,666	—	(56)
The Bank of New York Mellon	7/5/2018	NOK	2,561,200	USD	313,390	—	(65)
Goldman Sachs & Co.	7/5/2018	NZD	223,700	USD	156,959	411	—
Goldman Sachs & Co.	7/5/2018	PHP	19,338,200	USD	367,158	—	(216)
Goldman Sachs & Co.	7/5/2018	PLN	230,800	USD	62,416	—	(96)
The Bank of Nova Scotia	7/5/2018	PLN	1,036,000	USD	280,164	—	(436)
Goldman Sachs & Co.	7/5/2018	QAR	778,500	USD	212,821	—	(957)
Goldman Sachs & Co.	7/5/2018	RUB	61,015,900	USD	975,134	1,796	—
Goldman Sachs & Co.	7/5/2018	SEK	3,945,400	USD	447,857	—	(806)
The Bank of Nova Scotia	7/5/2018	SEK	16,176,100	USD	1,835,877	—	(3,640)
Goldman Sachs & Co.	7/5/2018	SGD	475,600	USD	355,788	316	—
JP Morgan & Chase Co.	7/5/2018	SGD	1,164,200	USD	870,881	736	—
Goldman Sachs & Co.	7/5/2018	THB	22,837,100	USD	714,709	—	(39)
Goldman Sachs & Co.	7/5/2018	TRY	76,400	USD	16,614	—	(22)
JP Morgan & Chase Co.	7/5/2018	TRY	1,274,000	USD	277,007	—	(410)
Goldman Sachs & Co.	7/5/2018	TWD	7,005,000	USD	233,874	—	(561)
Goldman Sachs & Co.	7/5/2018	TWD	106,000,100	USD	3,538,054	—	(9,437)
Goldman Sachs & Co.	7/5/2018	USD	205,655	BRL	771,000	670	—
JP Morgan & Chase Co.	7/5/2018	USD	1,933,411	EUR	1,650,000	1,008	—
RBC Capital Markets	7/5/2018	USD	244,685	JPY	26,525,000	—	(236)
Goldman Sachs & Co.	7/5/2018	ZAR	26,198,700	USD	2,060,132	11,942	—
Goldman Sachs & Co.	7/6/2018	CLP	221,079,000	USD	350,227	—	(713)
Goldman Sachs & Co.	7/6/2018	COP	392,793,100	USD	135,851	152	—
Goldman Sachs & Co.	7/9/2018	CZK	1,228,300	USD	55,649	—	(90)

Total unrealized appreciation (depreciation)						$2,327,587	$(297,877)

Currency Abbreviations

AED	Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee

JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.	53

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2018

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (h)	$118,578,209	$—	$36,754	$118,614,963
Preferred Stocks (h)	1,473,546	—	—	1,473,546
Short-Term Investments	3,240,329	—	—	3,240,329
Derivatives (i)
Forward Foreign Currency Contracts	—	2,327,587	—	2,327,587
Futures Contracts	29,285	—	—	29,285

TOTAL	$123,321,369	$2,327,587	$36,754	$125,685,710

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Forward Foreign Currency Contracts	$—	$(297,877)	$—	$(297,877)
Futures Contracts	(138,450)	—	—	(138,450)

TOTAL	$(138,450)	$(297,877)	$—	$(436,327)

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

During the year ended May 31, 2018, the amount of transfers between Level 1 and Level 3 was $37,936 and between Level 3 and Level 1 was $50,396. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Investments were transferred from Level 3 to Level 1 as a result of the resumption of trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

See Notes to Financial Statements.	54

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF

May 31, 2018

	Number of Shares	Value
COMMON STOCKS — 90.9%
Australia — 16.0%
AGL Energy Ltd.	494	$8,256
Alumina Ltd.	1,693	3,431
Amcor Ltd.	864	9,187
AMP Ltd.	2,271	6,698
APA Group (a)	902	5,928
Aristocrat Leisure Ltd.	400	9,087
ASX Ltd.	148	6,786
Aurizon Holdings Ltd.	1,374	4,478
AusNet Services	1,362	1,674
Australia & New Zealand Banking Group Ltd.	2,133	43,892
Bank of Queensland Ltd.	287	2,199
Bendigo & Adelaide Bank Ltd.	349	2,840
BHP Billiton Ltd.	2,353	58,349
BlueScope Steel Ltd.	406	5,336
Boral Ltd.	888	4,211
Brambles Ltd.	1,163	7,942
Caltex Australia Ltd.	191	4,250
Challenger Ltd.	407	3,967
CIMIC Group Ltd.	73	2,276
Coca-Cola Amatil Ltd.	340	2,283
Cochlear Ltd.	44	6,527
Commonwealth Bank of Australia	1,295	67,869
Computershare Ltd.	355	4,655
Crown Resorts Ltd.	278	2,796
CSL Ltd.	330	46,381
Dexus REIT	717	5,363
Domino’s Pizza Enterprises Ltd. (b)	38	1,415
Flight Centre Travel Group Ltd. (b)	42	1,957
Fortescue Metals Group Ltd.	1,037	3,678
Goodman Group REIT	1,271	8,978
GPT Group REIT	1,277	4,858
Harvey Norman Holdings Ltd.	425	1,157
Healthscope Ltd.	1,325	2,355
Incitec Pivot Ltd.	1,280	3,330
Insurance Australia Group Ltd.	1,673	10,286
LendLease Group (a)	417	5,922
Macquarie Group Ltd.	237	20,492
Medibank Pvt Ltd.	2,104	4,662
Mirvac Group REIT	2,673	4,649
National Australia Bank Ltd.	2,009	40,717
Newcrest Mining Ltd.	562	8,823
Oil Search Ltd.	1,047	6,548
Orica Ltd.	285	3,808
Origin Energy Ltd.*	1,290	9,365
QBE Insurance Group Ltd.	952	6,825
Ramsay Health Care Ltd.	108	5,009
REA Group Ltd.	41	2,661
Santos Ltd.*	1,397	6,191
Scentre Group REIT	3,964	12,531
SEEK Ltd.	255	3,895
Sonic Healthcare Ltd.	305	5,434
South32 Ltd.	3,818	10,741
Stockland REIT	1,832	5,750
Suncorp Group Ltd.	983	9,984
Sydney Airport (a)	698	3,843

	Number of Shares	Value
Australia (Continued)
Tabcorp Holdings Ltd.	1,315	$4,346
Telstra Corp. Ltd.	2,904	6,149
TPG Telecom Ltd. (b)	257	1,083
Transurban Group (a)	1,686	15,135
Treasury Wine Estates Ltd.	539	6,758
Vicinity Centres REIT	2,377	4,800
Wesfarmers Ltd.	830	28,598
Westpac Banking Corp.	2,512	52,907
Woodside Petroleum Ltd.	683	16,740
Woolworths Group Ltd.	962	20,705

		699,746

China — 26.6%
3SBio, Inc., 144A*	974	2,788
51job, Inc., ADR*	18	1,915
58.com, Inc., ADR*	65	5,279
AAC Technologies Holdings, Inc.	550	8,282
Agile Group Holdings Ltd.	1,929	3,679
Agricultural Bank of China Ltd., Class H	20,638	10,683
Air China Ltd., Class H	1,413	1,638
Alibaba Group Holding Ltd., ADR*(b)	868	171,873
Aluminum Corp. of China Ltd., Class H*	3,344	1,761
Angang Steel Co. Ltd., Class H	948	940
Anhui Conch Cement Co. Ltd., Class H	937	5,746
ANTA Sports Products Ltd.	809	4,662
Autohome, Inc., ADR	46	5,185
AviChina Industry & Technology Co. Ltd., Class H*	1,649	1,102
BAIC Motor Corp. Ltd., Class H, 144A	794	771
Baidu, Inc., ADR*	206	49,967
Bank of China Ltd., Class H	58,125	30,385
Bank of Communications Co. Ltd., Class H	6,673	5,283
BBMG Corp., Class H	2,000	877
Beijing Capital International Airport Co. Ltd., Class H	1,140	1,686
BOE Technology Group Co. Ltd., Class A	200	129
BYD Co. Ltd., Class H	536	3,479
BYD Electronic International Co. Ltd.	483	767
CGN Power Co. Ltd., Class H, 144A (b)	8,157	2,319
China Cinda Asset Management Co. Ltd., Class H	6,245	2,261
China CITIC Bank Corp. Ltd., Class H	7,054	4,794
China Communications Construction Co. Ltd., Class H	3,356	3,603
China Communications Services Corp. Ltd., Class H	2,329	1,500
China Conch Venture Holdings Ltd.	1,372	4,758
China Construction Bank Corp., Class H	71,708	72,410
China Eastern Airlines Corp. Ltd., Class H	2,000	1,591
China Everbright Bank Co. Ltd., Class H	2,178	1,086
China Evergrande Group*(b)	1,442	4,229
China Galaxy Securities Co. Ltd., Class H	2,526	1,581
China Huarong Asset Management Co. Ltd., Class H, 144A	6,778	2,281
China International Capital Corp. Ltd., Class H, 144A	800	1,687
China International Marine Containers Group Co. Ltd., Class H	262	410

See Notes to Financial Statements.	55

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
China (Continued)
China Life Insurance Co. Ltd., Class H	5,641	$15,751
China Lodging Group Ltd., ADR	96	4,225
China Longyuan Power Group Corp. Ltd., Class H	2,288	2,112
China Medical System Holdings Ltd.	953	2,296
China Merchants Bank Co. Ltd., Class A	100	450
China Merchants Bank Co. Ltd., Class H	2,809	11,568
China Minsheng Banking Corp. Ltd., Class H (b)	4,168	3,975
China Molybdenum Co. Ltd., Class H*	3,489	2,211
China National Building Material Co. Ltd., Class H*	2,861	3,276
China Oilfield Services Ltd., Class H	1,287	1,346
China Pacific Insurance Group Co. Ltd., Class H	1,999	8,640
China Petroleum & Chemical Corp., Class H	19,423	18,994
China Railway Construction Corp. Ltd., Class H	1,465	1,661
China Railway Group Ltd., Class H	3,279	2,646
China Railway Signal & Communication Corp. Ltd., Class H, 144A	1,000	782
China Resources Pharmaceutical Group Ltd., 144A	1,448	2,223
China Shenhua Energy Co. Ltd., Class H	2,605	6,809
China Southern Airlines Co. Ltd., Class H	1,486	1,470
China Telecom Corp. Ltd., Class H	10,002	4,667
China Vanke Co. Ltd., Class H	961	3,437
China Zhongwang Holdings Ltd.	1,200	650
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,802	1,204
CIFI Holdings Group Co. Ltd.	2,130	1,648
CITIC Securities Co. Ltd., Class H	1,866	4,706
CNOOC Ltd.	13,022	21,916
COSCO SHIPPING Development Co. Ltd., Class H*	3,000	570
COSCO SHIPPING Holdings Co. Ltd., Class H*	1,541	866
Country Garden Holdings Co. Ltd.	6,048	11,860
CRRC Corp. Ltd., Class H	3,349	2,993
CSPC Pharmaceutical Group Ltd.	3,588	11,231
Ctrip.com International Ltd., ADR*(b)	287	12,941
Dali Foods Group Co. Ltd., 144A	1,500	1,157
Datang International Power Generation Co. Ltd., Class H*	2,000	645
Dongfeng Motor Group Co. Ltd., Class H	1,670	1,906
ENN Energy Holdings Ltd.	574	5,910
Fang Holdings Ltd., ADR*	162	821
Fosun International Ltd.	2,068	4,546
Future Land Development Holdings Ltd.*	2,000	1,568
Fuyao Glass Industry Group Co. Ltd., Class H, 144A*	386	1,430
GDS Holdings Ltd., ADR*	29	1,096
Geely Automobile Holdings Ltd.	3,707	10,516
GF Securities Co. Ltd., Class H*	917	1,548
GOME Retail Holdings Ltd.*(b)	7,803	876
Great Wall Motor Co. Ltd., Class H	2,394	2,335
Greentown China Holdings Ltd.	500	752

	Number of Shares	Value
China (Continued)
Guangzhou Automobile Group Co. Ltd., Class H	1,594	$2,703
Guangzhou R&F Properties Co. Ltd., Class H	817	1,917
Guotai Junan Securities Co. Ltd., Class H, 144A*	462	1,074
Haitian International Holdings Ltd.	578	1,640
Haitong Securities Co. Ltd., Class H	2,192	2,744
Hengan International Group Co. Ltd.	548	5,219
HengTen Networks Group Ltd.*	13,230	531
Huaneng Power International, Inc., Class H	4,436	3,427
Huaneng Renewables Corp. Ltd., Class H	4,616	1,983
Huatai Securities Co. Ltd., Class H, 144A	1,265	2,494
Industrial & Commercial Bank of China Ltd., Class A	200	177
Industrial & Commercial Bank of China Ltd., Class H	50,351	41,728
Industrial Bank Co. Ltd., Class A	100	249
Inner Mongolia Yitai Coal Co. Ltd., Class B	800	1,070
JD.com, Inc., ADR*(b)	509	17,907
Jiangsu Expressway Co. Ltd., Class H	926	1,398
Jiangxi Copper Co. Ltd., Class H	693	1,007
Kingdee International Software Group Co. Ltd.	2,000	2,196
Kingsoft Corp. Ltd.	633	1,998
KWG Property Holding Ltd.	500	690
Legend Holdings Corp., Class H, 144A	200	638
Lenovo Group Ltd.	5,474	2,903
Logan Property Holdings Co. Ltd.	2,000	3,009
Longfor Properties Co. Ltd.	1,248	3,739
Luye Pharma Group Ltd.	500	549
Meitu, Inc., 144A*	1,012	1,072
Metallurgical Corp. of China Ltd., Class H	2,000	599
Minth Group Ltd.	516	2,375
Momo, Inc., ADR*	87	3,995
NetEase, Inc., ADR	58	13,243
New China Life Insurance Co. Ltd., Class H	621	2,819
New Oriental Education & Technology Group, Inc., ADR	106	10,544
Noah Holdings Ltd., ADR*	21	1,257
People’s Insurance Co. Group of China Ltd., Class H	5,790	2,739
PetroChina Co. Ltd., Class H	15,997	13,237
PICC Property & Casualty Co. Ltd., Class H	3,487	6,144
Ping An Bank Co. Ltd., Class A	100	159
Ping An Insurance Group Co. of China Ltd., Class H	3,803	37,287
Semiconductor Manufacturing International Corp.*	2,292	2,998
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,428	1,229
Shanghai Electric Group Co. Ltd., Class H*	1,304	499
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	418	2,678
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	618	921
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	654	2,022

See Notes to Financial Statements.	56

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
China (Continued)
Shanghai Pudong Development Bank Co. Ltd., Class A*	100	$165
Shenzhou International Group Holdings Ltd.	567	6,636
Shui On Land Ltd.	2,278	639
Sihuan Pharmaceutical Holdings Group Ltd.	2,895	749
SINA Corp.*	48	4,359
Sino-Ocean Group Holding Ltd.	2,412	1,630
Sinopec Engineering Group Co. Ltd., Class H	1,000	1,075
Sinopec Shanghai Petrochemical Co. Ltd., Class H	2,817	2,080
Sinopharm Group Co. Ltd., Class H	1,132	5,030
Sinotrans Ltd., Class H	1,518	861
Sinotruk Hong Kong Ltd.	532	753
SOHO China Ltd.	943	493
Sunac China Holdings Ltd.*	1,780	6,774
Sunny Optical Technology Group Co. Ltd.*	540	10,988
TAL Education Group, ADR*	253	10,742
Tencent Holdings Ltd.	4,267	217,180
Tingyi Cayman Islands Holding Corp.	1,488	3,331
Tong Ren Tang Technologies Co. Ltd., Class H	1,000	1,739
TravelSky Technology Ltd., Class H	707	2,069
Tsingtao Brewery Co. Ltd., Class H	272	1,724
Uni-President China Holdings Ltd.	1,000	1,077
Vipshop Holdings Ltd., ADR*	310	3,621
Want Want China Holdings Ltd.	4,080	4,047
Weibo Corp., ADR*(b)	37	3,771
Weichai Power Co. Ltd., Class H	2,899	3,888
Wuxi Biologics Cayman, Inc., 144A*	500	5,607
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	439	703
Xinyi Solar Holdings Ltd.	2,485	1,030
Yangzijiang Shipbuilding Holdings Ltd.	1,402	1,011
Yanzhou Coal Mining Co. Ltd., Class H	1,406	2,029
Yum China Holdings, Inc.	278	10,925
Yuzhou Properties Co. Ltd.	1,000	704
YY, Inc., ADR*	36	4,195
Zhejiang Expressway Co. Ltd., Class H	1,087	1,088
ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A*	100	666
Zhuzhou CRRC Times Electric Co. Ltd., Class H	390	1,964
Zijin Mining Group Co. Ltd., Class H	4,272	1,781
ZTE Corp., Class H*(c)	413	1,337

		1,164,885

Hong Kong — 12.6%
AIA Group Ltd.	8,922	81,903
Alibaba Health Information Technology Ltd.*	3,023	2,771
Alibaba Pictures Group Ltd.*	9,422	1,225
ASM Pacific Technology Ltd.	247	3,244
Bank of East Asia Ltd.	871	3,615
Beijing Enterprises Holdings Ltd.	224	1,238

	Number of Shares	Value
Hong Kong (Continued)
Beijing Enterprises Water Group Ltd.*	3,233	$1,950
BOC Hong Kong Holdings Ltd.	2,805	14,109
Brilliance China Automotive Holdings Ltd.	2,292	4,284
China Everbright International Ltd.	1,603	2,395
China Everbright Ltd.	840	1,846
China First Capital Group Ltd.*	2,000	2,004
China Gas Holdings Ltd.	1,324	5,495
China Jinmao Holdings Group Ltd.	4,022	2,297
China Mengniu Dairy Co. Ltd.*	2,084	7,573
China Merchants Port Holdings Co. Ltd.	1,160	2,647
China Mobile Ltd.	4,187	37,369
China Overseas Land & Investment Ltd.	2,907	9,729
China Power International Development Ltd.	2,000	556
China Resources Beer Holdings Co. Ltd.	1,281	6,223
China Resources Cement Holdings Ltd.	1,382	1,628
China Resources Gas Group Ltd.	674	2,561
China Resources Land Ltd.	2,102	7,718
China Resources Power Holdings Co. Ltd.	1,459	2,988
China State Construction International Holdings Ltd.	1,530	1,890
China Taiping Insurance Holdings Co. Ltd.	1,221	4,382
China Traditional Chinese Medicine Holdings Co. Ltd.	1,434	1,316
China Travel International Investment Hong Kong Ltd.	2,112	937
China Unicom Hong Kong Ltd.	4,539	6,169
Chong Sing Holdings FinTech Gr*	10,108	1,340
CITIC Ltd.	3,936	5,851
CK Asset Holdings Ltd.	2,035	16,995
CK Hutchison Holdings Ltd.	2,036	22,987
CK Infrastructure Holdings Ltd.	502	3,789
CLP Holdings Ltd.	1,245	13,080
COSCO SHIPPING Ports Ltd.	1,183	1,139
Dairy Farm International Holdings Ltd.	200	1,714
Far East Horizon Ltd.	1,638	1,740
Fullshare Holdings Ltd.*	5,451	2,571
Galaxy Entertainment Group Ltd.	1,731	15,239
GCL-Poly Energy Holdings Ltd.*(b)	10,248	1,124
Guangdong Investment Ltd.	1,990	3,354
Haier Electronics Group Co. Ltd.*	1,070	3,847
Hang Lung Group Ltd.	727	2,252
Hang Lung Properties Ltd.	1,535	3,484
Hang Seng Bank Ltd.	571	14,291
Henderson Land Development Co. Ltd.	909	5,980
HK Electric Investments & HK Electric Investments Ltd., 144A (a)(b)	2,180	2,107
HKT Trust & HKT Ltd. (a)	2,871	3,606
Hong Kong & China Gas Co. Ltd.	6,363	13,759
Hong Kong Exchanges & Clearing Ltd.	853	27,602
Hongkong Land Holdings Ltd.	900	6,534
Hysan Development Co. Ltd.	475	2,746
Jardine Matheson Holdings Ltd.	93	5,807
Jardine Strategic Holdings Ltd.	200	7,160
Kerry Properties Ltd.	492	2,631
Kingboard Chemical Holdings Ltd.	635	2,526
Kunlun Energy Co. Ltd.	1,966	1,790

See Notes to Financial Statements.	57

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
Hong Kong (Continued)
Lee & Man Paper Manufacturing Ltd.	965	$1,132
Li & Fung Ltd.	5,132	1,996
Link REIT	1,679	14,857
Melco Resorts & Entertainment Ltd., ADR	187	6,107
MTR Corp. Ltd.	1,154	6,496
New World Development Co. Ltd. (b)	4,623	7,097
Nine Dragons Paper Holdings Ltd.	1,451	2,309
NWS Holdings Ltd.	1,415	2,634
PCCW Ltd.	3,633	2,140
Power Assets Holdings Ltd.	897	6,239
Shanghai Industrial Holdings Ltd.	244	649
Shangri-La Asia Ltd. (b)	950	1,899
Shimao Property Holdings Ltd.	1,023	3,026
Sino Biopharmaceutical Ltd.	3,460	8,752
Sino Land Co. Ltd.	2,442	4,228
SJM Holdings Ltd.	1,243	1,785
Sun Art Retail Group Ltd.	1,738	2,048
Sun Hung Kai Properties Ltd.	1,090	17,594
Swire Pacific Ltd., Class A	378	3,899
Swire Properties Ltd.	899	3,525
Techtronic Industries Co. Ltd.	1,043	6,257
Towngas China Co. Ltd.*	827	812
WH Group Ltd., 144A	6,568	6,741
Wharf Holdings Ltd.	926	2,993
Wharf Real Estate Investment Co. Ltd.	926	7,149
Wheelock & Co. Ltd.	616	4,642
Yue Yuen Industrial Holdings Ltd.	563	1,741
Yuexiu Property Co. Ltd.	4,000	903

		548,757

Indonesia — 1.8%
PT Adaro Energy Tbk	11,783	1,599
PT AKR Corporindo Tbk	1,046	370
PT Astra International Tbk	15,449	7,672
PT Bank Central Asia Tbk	7,478	12,217
PT Bank Danamon Indonesia Tbk	2,232	936
PT Bank Mandiri Persero Tbk	14,304	7,258
PT Bank Negara Indonesia Persero Tbk	5,746	3,505
PT Bank Rakyat Indonesia Persero Tbk	42,278	9,371
PT Bank Tabungan Negara Persero Tbk	2,895	635
PT Bumi Serpong Damai Tbk	5,822	714
PT Charoen Pokphand Indonesia Tbk	5,409	1,433
PT Gudang Garam Tbk	360	1,775
PT Hanjaya Mandala Sampoerna Tbk	8,048	2,195
PT Indocement Tunggal Prakarsa Tbk	1,395	1,769
PT Indofood CBP Sukses Makmur Tbk	1,765	1,105
PT Indofood Sukses Makmur Tbk	4,765	2,426
PT Jasa Marga Persero Tbk	2,336	748
PT Kalbe Farma Tbk	20,806	2,051
PT Matahari Department Store Tbk	1,890	1,245
PT Pakuwon Jati Tbk	18,432	743
PT Perusahaan Gas Negara Persero Tbk	6,544	975
PT Semen Indonesia Persero Tbk	2,268	1,371
PT Surya Citra Media Tbk	5,129	908
PT Telekomunikasi Indonesia Persero Tbk	36,798	9,322
PT Tower Bersama Infrastructure Tbk	1,545	564
PT Unilever Indonesia Tbk	1,243	4,079

	Number of Shares	Value
Indonesia (Continued)
PT United Tractors Tbk	953	$2,404
PT Waskita Karya Persero Tbk	2,761	461

		79,851

Ireland — 0.1%
James Hardie Industries PLC CDI (d)	332	5,566

Macau — 0.4%
MGM China Holdings Ltd.	759	2,206
Sands China Ltd.	1,901	11,380
Wynn Macau Ltd.	1,231	4,724

		18,310

Malaysia — 2.2%
AirAsia Group Bhd	1,200	926
Alliance Bank Malaysia Bhd	676	720
AMMB Holdings Bhd	1,200	1,070
Astro Malaysia Holdings Bhd	1,200	422
Axiata Group Bhd	2,036	2,230
British American Tobacco Malaysia Bhd	250	2,031
CIMB Group Holdings Bhd	3,514	5,209
Dialog Group Bhd	2,400	1,960
DiGi.Com Bhd	2,302	2,557
Felda Global Ventures Holdings Bhd	1,500	592
Fraser & Neave Holdings Bhd	100	950
Gamuda Bhd	1,200	1,007
Genting Bhd	1,700	3,755
Genting Malaysia Bhd	2,353	2,944
Genting Plantations Bhd	200	477
HAP Seng Consolidated Bhd	500	1,231
Hartalega Holdings Bhd	900	1,379
Hong Leong Bank Bhd	551	2,655
Hong Leong Financial Group Bhd	225	1,069
IHH Healthcare Bhd	1,476	2,225
IJM Corp. Bhd	2,300	977
IOI Corp. Bhd	1,500	1,745
IOI Properties Group Bhd	1,225	486
Kuala Lumpur Kepong Bhd	500	3,128
Malayan Banking Bhd	3,265	7,925
Malaysia Airports Holdings Bhd	625	1,308
Maxis Bhd	1,501	2,184
MISC Bhd	925	1,364
Petronas Chemicals Group Bhd	1,800	3,641
Petronas Dagangan Bhd	100	629
Petronas Gas Bhd	575	2,540
PPB Group Bhd	300	1,502
Press Metal Aluminium Holdings Bhd	900	1,070
Public Bank Bhd	2,126	12,745
RHB Bank Bhd	600	805
Sime Darby Bhd	1,746	1,070
Sime Darby Plantation Bhd	1,746	2,430
Sime Darby Property Bhd	1,746	505
SP Setia Bhd Group	600	464
Telekom Malaysia Bhd	851	785
Tenaga Nasional Bhd	2,700	9,769
Top Glove Corp. Bhd	300	773
UMW Holdings Bhd*	376	605
Westports Holdings Bhd	800	694

See Notes to Financial Statements.	58

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
Malaysia (Continued)
YTL Corp. Bhd	3,470	$828

		95,381

New Zealand — 0.5%
a2 Milk Co. Ltd.*	551	4,191
Auckland International Airport Ltd.	751	3,469
Fisher & Paykel Healthcare Corp. Ltd.	393	3,652
Fletcher Building Ltd.	783	3,611
Meridian Energy Ltd.	979	2,045
Ryman Healthcare Ltd.	296	2,362
Spark New Zealand Ltd.	1,272	3,258

		22,588

Philippines — 1.0%
Aboitiz Equity Ventures, Inc.	1,497	1,647
Aboitiz Power Corp.	1,150	860
Alliance Global Group, Inc.*	3,000	760
Ayala Corp.	215	3,847
Ayala Land, Inc.	6,126	4,641
Bank of the Philippine Islands	1,075	1,944
BDO Unibank, Inc.	1,429	3,550
DMCI Holdings, Inc.	3,000	617
Globe Telecom, Inc.	25	769
GT Capital Holdings, Inc.	80	1,477
International Container Terminal Services, Inc.	383	616
JG Summit Holdings, Inc.	2,840	3,087
Jollibee Foods Corp.	348	1,815
Manila Electric Co.	300	1,843
Megaworld Corp.	8,700	805
Metro Pacific Investments Corp.	11,900	1,053
Metropolitan Bank & Trust Co.	229	346
PLDT, Inc.	75	1,849
Robinsons Land Corp.	1,161	487
Security Bank Corp.	120	445
SM Investments Corp.	177	2,924
SM Prime Holdings, Inc.	7,357	5,181
Universal Robina Corp.	700	1,706

		42,269

Singapore — 3.4%
Ascendas Real Estate Investment Trust REIT	1,750	3,464
BOC Aviation Ltd., 144A	71	441
CapitaLand Commercial Trust REIT	1,823	2,328
CapitaLand Ltd.	1,751	4,525
CapitaLand Mall Trust REIT	1,801	2,785
City Developments Ltd.	250	2,093
ComfortDelGro Corp. Ltd.	1,700	3,124
DBS Group Holdings Ltd.	1,300	27,547
Genting Singapore PLC	4,603	4,332
Golden Agri-Resources Ltd.	5,503	1,295
Jardine Cycle & Carriage Ltd.	100	2,566
Keppel Corp. Ltd.	1,200	6,910
Oversea-Chinese Banking Corp. Ltd.	2,250	21,074
SATS Ltd.	600	2,312
Sembcorp Industries Ltd.	650	1,423
Singapore Airlines Ltd.	500	4,213

	Number of Shares	Value
Singapore (Continued)
Singapore Exchange Ltd.	650	$3,515
Singapore Press Holdings Ltd. (b)	1,150	2,259
Singapore Technologies Engineering Ltd.	1,150	2,989
Singapore Telecommunications Ltd.	6,503	15,931
Suntec Real Estate Investment Trust REIT	1,800	2,420
United Overseas Bank Ltd.	1,017	21,375
UOL Group Ltd.	358	2,171
Venture Corp. Ltd.	200	3,152
Wilmar International Ltd.	1,450	3,509

		147,753

South Korea — 13.3%
Amorepacific Corp.	24	7,403
AMOREPACIFIC Group	24	2,805
BGF retail Co. Ltd.	8	1,354
BNK Financial Group, Inc.	196	1,733
Celltrion Healthcare Co. Ltd.*	23	2,129
Celltrion Pharm, Inc.*	11	951
Celltrion, Inc.*	60	14,778
Cheil Worldwide, Inc.	53	974
CJ CheilJedang Corp.	6	1,951
CJ Corp.	9	1,236
CJ E&M Corp.	18	1,513
CJ Logistics Corp.*	5	694
Coway Co. Ltd.	41	3,321
Daelim Industrial Co. Ltd.	21	1,636
Daewoo Engineering & Construction Co. Ltd.*	94	563
DB Insurance Co. Ltd.	35	1,899
DGB Financial Group, Inc.	80	768
Dongsuh Cos., Inc.	17	409
Doosan Bobcat, Inc.	27	849
Doosan Heavy Industries & Construction Co. Ltd.*	48	851
E-MART, Inc.	15	3,479
GS Engineering & Construction Corp.	44	2,002
GS Holdings Corp.	40	2,163
GS Retail Co. Ltd.	20	700
Hana Financial Group, Inc.	223	8,606
Hankook Tire Co. Ltd.	59	2,345
Hanmi Pharm. Co. Ltd.	5	2,240
Hanmi Science Co. Ltd.	11	725
Hanon Systems	165	1,546
Hanssem Co. Ltd.	8	839
Hanwha Chemical Corp.	82	1,966
Hanwha Corp.	30	1,002
Hanwha Life Insurance Co. Ltd.	222	1,147
HLB, Inc.*	23	2,945
Hotel Shilla Co. Ltd.	27	3,106
Hyosung Corp. (c)	15	1,865
Hyundai Department Store Co. Ltd.	12	1,252
Hyundai Development Co.-Engineering & Construction (c)	29	1,248
Hyundai Engineering & Construction Co. Ltd.	55	3,766
Hyundai Glovis Co. Ltd.	17	2,121
Hyundai Heavy Industries Co. Ltd.*	26	2,762

See Notes to Financial Statements.	59

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
South Korea (Continued)
Hyundai Heavy Industries Holdings Co. Ltd.*	6	$2,160
Hyundai Marine & Fire Insurance Co. Ltd.	49	1,548
Hyundai Mobis Co. Ltd.	52	10,516
Hyundai Motor Co.	117	15,087
Hyundai Steel Co.	58	3,325
Industrial Bank of Korea	191	2,764
ING Life Insurance Korea Ltd., 144A	23	858
Kakao Corp.	36	3,457
Kangwon Land, Inc.	88	2,192
KB Financial Group, Inc.	299	14,368
KCC Corp.	5	1,598
KEPCO Plant Service & Engineering Co. Ltd.	17	638
Kia Motors Corp.	193	5,577
Korea Aerospace Industries Ltd.*	55	2,245
Korea Electric Power Corp.	187	5,751
Korea Gas Corp.*	21	1,175
Korea Investment Holdings Co. Ltd.	31	2,700
Korea Zinc Co. Ltd.	6	2,257
Korean Air Lines Co. Ltd.	33	978
KT Corp.	25	626
KT&G Corp.	88	7,837
Kumho Petrochemical Co. Ltd.	14	1,364
LG Chem Ltd.	34	10,677
LG Corp.	73	4,971
LG Display Co. Ltd.	199	4,098
LG Electronics, Inc.	78	6,701
LG Household & Health Care Ltd.	7	8,721
LG Innotek Co. Ltd.	9	1,202
Lotte Chemical Corp.	14	4,786
Lotte Corp.*	17	924
Lotte Shopping Co. Ltd.	8	1,662
Medy-Tox, Inc.	3	2,097
Mirae Asset Daewoo Co. Ltd.	279	2,433
NAVER Corp.	21	13,033
NCSoft Corp.	13	4,257
Netmarble Corp., 144A	20	2,913
NH Investment & Securities Co. Ltd.	108	1,588
OCI Co. Ltd.	12	1,475
Orion Corp.	15	1,802
Ottogi Corp.	1	751
Pan Ocean Co. Ltd.*	162	760
Pearl Abyss Corp.*	4	830
POSCO	59	18,582
Posco Daewoo Corp.	54	1,147
S-1 Corp.	15	1,230
Samsung Biologics Co. Ltd., 144A*	12	4,843
Samsung C&T Corp.	59	6,869
Samsung Card Co. Ltd.	26	895
Samsung Electro-Mechanics Co. Ltd.	41	5,097
Samsung Electronics Co. Ltd.	3,554	167,158
Samsung Engineering Co. Ltd.*	115	1,968
Samsung Fire & Marine Insurance Co. Ltd.	23	5,345
Samsung Heavy Industries Co. Ltd.*	296	2,057
Samsung Life Insurance Co. Ltd.	53	5,064
Samsung SDI Co. Ltd.	42	7,812
Samsung SDS Co. Ltd.	26	5,089

	Number of Shares	Value
South Korea (Continued)
Samsung Securities Co. Ltd.	49	$1,677
Shinhan Financial Group Co. Ltd.	325	13,191
Shinsegae Inc.	6	2,444
SillaJen, Inc.*	36	2,688
SK Holdings Co. Ltd.	24	6,167
SK Hynix, Inc.	428	37,085
SK Innovation Co. Ltd.	50	9,555
SK Telecom Co. Ltd.	17	3,501
S-Oil Corp.	33	3,291
ViroMed Co. Ltd.*	10	2,458
Woori Bank	357	5,067
Yuhan Corp.	6	1,325

		581,949

Taiwan — 10.4%
Acer, Inc.*	2,218	1,817
Advantech Co. Ltd.	264	1,789
Airtac International Group	62	1,066
ASE Industrial Holding Co. Ltd.	2,311	5,862
Asia Cement Corp.	1,876	2,069
Asustek Computer, Inc.	536	4,857
AU Optronics Corp.	6,200	2,721
Catcher Technology Co. Ltd.	509	5,921
Cathay Financial Holding Co. Ltd.	6,143	10,990
Chailease Holding Co. Ltd.	777	2,775
Chang Hwa Commercial Bank Ltd.	3,596	2,106
Cheng Shin Rubber Industry Co. Ltd.	1,477	2,248
Chicony Electronics Co. Ltd.	493	1,165
China Airlines Ltd.*	1,778	602
China Development Financial Holding Corp.	10,901	4,093
China Life Insurance Co. Ltd.	1,767	1,855
China Steel Corp.	9,466	7,456
Chunghwa Telecom Co. Ltd.	2,881	10,481
Compal Electronics, Inc.	2,946	1,937
CTBC Financial Holding Co. Ltd.	13,630	9,826
Delta Electronics, Inc.	1,480	5,483
E.Sun Financial Holding Co. Ltd.	6,808	4,749
Eclat Textile Co. Ltd.	134	1,637
Eva Airways Corp.	1,342	679
Evergreen Marine Corp. Taiwan Ltd.*	1,483	735
Far Eastern New Century Corp.	2,643	2,519
Far EasTone Telecommunications Co. Ltd.	1,211	3,088
Feng TAY Enterprise Co. Ltd.	254	1,128
First Financial Holding Co. Ltd.	6,948	4,719
Formosa Chemicals & Fibre Corp.	2,221	8,525
Formosa Petrochemical Corp.	1,060	4,299
Formosa Plastics Corp.	3,138	11,259
Formosa Taffeta Co. Ltd.	861	958
Foxconn Technology Co. Ltd.	698	1,719
Fubon Financial Holding Co. Ltd.	5,043	8,769
General Interface Solution Holding Ltd.	128	818
Giant Manufacturing Co. Ltd.	213	924
Globalwafers Co. Ltd.	171	3,385
Highwealth Construction Corp.	619	938
Hiwin Technologies Corp.	159	2,255
Hon Hai Precision Industry Co. Ltd.	11,860	33,924
Hotai Motor Co. Ltd.	232	2,118

See Notes to Financial Statements.	60

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
Taiwan (Continued)
HTC Corp.*	466	$911
Hua Nan Financial Holdings Co. Ltd.	5,964	3,563
Innolux Corp.	6,600	2,555
Inventec Corp.	1,799	1,456
Largan Precision Co. Ltd.	76	10,400
Lite-On Technology Corp.	1,604	2,093
Macronix International*	1,312	2,168
MediaTek, Inc.	1,140	11,852
Mega Financial Holding Co. Ltd.	8,354	7,319
Micro-Star International Co. Ltd.	513	2,140
Nan Ya Plastics Corp.	3,613	10,093
Nanya Technology Corp.	779	2,590
Nien Made Enterprise Co. Ltd.	111	880
Novatek Microelectronics Corp.	468	2,117
Pegatron Corp.	1,463	3,091
Phison Electronics Corp.	123	1,131
Pou Chen Corp.	1,360	1,666
Powertech Technology, Inc.	502	1,498
President Chain Store Corp.	434	4,447
Quanta Computer, Inc.	2,049	3,625
Realtek Semiconductor Corp.	340	1,299
Ruentex Development Co. Ltd.*	697	841
Ruentex Industries Ltd.*	390	798
Shin Kong Financial Holding Co. Ltd.	5,790	2,319
SinoPac Financial Holdings Co. Ltd.	8,455	3,132
Standard Foods Corp.	449	917
Synnex Technology International Corp.	666	1,067
TaiMed Biologics, Inc.*	164	1,724
Taishin Financial Holding Co. Ltd.	6,872	3,383
Taiwan Business Bank	2,562	782
Taiwan Cement Corp.	3,520	5,122
Taiwan Cooperative Financial Holding Co. Ltd.	5,741	3,382
Taiwan High Speed Rail Corp.	1,281	990
Taiwan Mobile Co. Ltd.	1,219	4,475
Taiwan Semiconductor Manufacturing Co. Ltd.	18,060	135,021
Teco Electric and Machinery Co. Ltd.	1,331	1,073
Uni-President Enterprises Corp.	3,048	7,437
United Microelectronics Corp.	9,255	5,143
Vanguard International Semiconductor Corp.	777	1,701
Winbond Electronics Corp.	2,367	1,584
Wistron Corp.	1,964	1,478
WPG Holdings Ltd.	860	1,249
Yageo Corp.	150	4,761
Yuanta Financial Holding Co. Ltd.	7,994	3,762
Zhen Ding Technology Holding Ltd.	361	816

		456,115

Thailand — 2.1%
Advanced Info Service PCL, NVDR	798	4,752
Airports of Thailand PCL, NVDR	2,900	6,210
Bangkok Bank PCL, NVDR	100	591
Bangkok Dusit Medical Services PCL, NVDR	3,000	2,509
Bangkok Expressway & Metro PCL, NVDR	6,500	1,666
Banpu PCL, NVDR	2,100	1,379

	Number of Shares	Value
Thailand (Continued)
Berli Jucker PCL, NVDR	1,200	$2,138
BTS Group Holdings PCL, NVDR	4,400	1,334
Bumrungrad Hospital PCL	346	2,082
Central Pattana PCL, NVDR	1,100	2,622
Charoen Pokphand Foods PCL, NVDR	2,000	1,563
CP ALL PCL, NVDR	3,611	9,115
Delta Electronics Thailand PCL, NVDR	500	1,008
Electricity Generating PCL, NVDR	100	753
Energy Absolute PCL, NVDR	800	969
Glow Energy PCL, NVDR	278	739
Home Product Center PCL, NVDR	4,600	2,099
Indorama Ventures PCL, NVDR	826	1,504
IRPC PCL, NVDR	8,563	1,767
Kasikornbank PCL, NVDR	1,200	7,183
Krung Thai Bank PCL, NVDR	3,004	1,643
Land & Houses PCL, NVDR	1,300	451
Minor International PCL, NVDR	1,700	1,727
PTT Exploration & Production PCL, NVDR	1,100	4,625
PTT Global Chemical PCL	1,500	4,185
PTT PCL, NVDR	7,300	11,923
Robinson PCL, NVDR	500	985
Siam Cement PCL	100	1,394
Siam Cement PCL, NVDR	200	2,788
Siam Commercial Bank PCL, NVDR	1,400	5,821
Thai Oil PCL, NVDR	551	1,585
Thai Union Group PCL, NVDR	1,500	811
TMB Bank PCL, NVDR	10,000	775
True Corp. PCL, NVDR	7,600	1,699

		92,395

United Kingdom — 0.5%
Rio Tinto Ltd. (d)	310	19,451

United States — 0.0%
Nexteer Automotive Group Ltd.*(d)	641	1,058

TOTAL COMMON STOCKS (Cost $3,512,578)		3,976,074

PREFERRED STOCKS — 0.7%
South Korea — 0.7%
Amorepacific Corp.	6	904
Hyundai Motor Co.	17	1,410
Hyundai Motor Co. — 2nd Preferred	27	2,367
LG Chem Ltd.	6	1,094
LG Household & Health Care Ltd.	1	680
Samsung Electronics Co. Ltd.	649	24,384

		30,839

TOTAL PREFERRED STOCKS (Cost $22,189)		30,839

EXCHANGE-TRADED FUND — 0.1%
Global X MSCI Pakistan ETF (Cost $3,831)	270	3,199

See Notes to Financial Statements.	61

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “ DWS Government Cash Institutional Shares”, 1.68% (e)(f)
(Cost $5,713)	5,713	$5,713

TOTAL INVESTMENTS — 91.8% (Cost $3,544,311)		$4,015,825
Other assets and liabilities, net — 8.2%		359,480

NET ASSETS — 100.0%		$4,375,305

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2018 is as follows:

Value ($) at 5/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2018	Value ($) at 5/31/2018
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “ DWS Government Cash Institutional Shares”, 1.68% (e)(f)
22,677	—	(16,964)	—	—	226	—	5,713	5,713

*	Non-income producing security.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2018 amounted to $201,075, which is 4.6% of net assets.
(c)	Investment was valued using significant unobservable inputs.
(d)	Security is listed in country of domicile. Significant business activities of company are in Australia, New Zealand and the United States.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2018. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $201,459.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interest
NVDR:	Non Voting Depositary Receipt
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At May 31, 2018, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
KOSPI 200 MINI Futures	KRW	1	$14,816	$14,393	6/14/2018	$(402)
SGX NIFTY 50 Futures	USD	16	340,352	342,912	6/28/2018	2,560

Total net unrealized appreciation						$2,158

See Notes to Financial Statements.	62

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF (Continued)

May 31, 2018

As of May 31, 2018, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	6/5/2018	AUD	15,000	USD	11,323	$—	$(21)
The Bank of New York Mellon	6/5/2018	AUD	617,300	USD	465,989	—	(859)
The Bank of New York Mellon	6/5/2018	AUD	316,200	USD	237,326	—	(1,808)
Goldman Sachs & Co.	6/5/2018	HKD	6,508,600	USD	829,940	—	(20)
Goldman Sachs & Co.	6/5/2018	HKD	3,254,300	USD	414,824	—	(156)
The Bank of New York Mellon	6/5/2018	KRW	451,451,300	USD	422,984	4,108	—
The Bank of New York Mellon	6/5/2018	KRW	225,725,700	USD	208,138	—	(1,301)
Goldman Sachs & Co.	6/5/2018	MYR	132,200	USD	33,067	—	(145)
Goldman Sachs & Co.	6/5/2018	MYR	264,300	USD	67,283	885	—
Goldman Sachs & Co.	6/5/2018	NZD	19,200	USD	13,527	91	—
Goldman Sachs & Co.	6/5/2018	NZD	9,600	USD	6,623	—	(95)
Goldman Sachs & Co.	6/5/2018	PHP	758,900	USD	14,387	—	(55)
Goldman Sachs & Co.	6/5/2018	PHP	1,517,700	USD	29,316	435	—
Goldman Sachs & Co.	6/5/2018	SGD	10,000	USD	7,557	87	—
Goldman Sachs & Co.	6/5/2018	SGD	67,100	USD	49,875	—	(248)
Goldman Sachs & Co.	6/5/2018	SGD	124,100	USD	93,782	1,082	—
Goldman Sachs & Co.	6/5/2018	THB	2,019,700	USD	63,979	833	—
Goldman Sachs & Co.	6/5/2018	THB	1,009,900	USD	31,444	—	(130)
Goldman Sachs & Co.	6/5/2018	TWD	8,932,300	USD	302,554	4,315	—
Goldman Sachs & Co.	6/5/2018	TWD	4,279,200	USD	142,166	—	(711)
Goldman Sachs & Co.	6/5/2018	USD	11,350	AUD	15,000	—	(6)
The Bank of New York Mellon	6/5/2018	USD	706,338	AUD	933,500	—	(356)
Goldman Sachs & Co.	6/5/2018	USD	1,244,646	HKD	9,762,900	295	—
The Bank of New York Mellon	6/5/2018	USD	629,347	KRW	677,177,000	—	(1,031)
Goldman Sachs & Co.	6/5/2018	USD	99,651	MYR	396,500	—	(42)
Goldman Sachs & Co.	6/5/2018	USD	20,208	NZD	28,800	—	(53)
Goldman Sachs & Co.	6/5/2018	USD	43,397	PHP	2,276,600	—	(75)
Goldman Sachs & Co.	6/5/2018	USD	150,437	SGD	201,200	—	(145)
Goldman Sachs & Co.	6/5/2018	USD	94,705	THB	3,029,600	16	—
Goldman Sachs & Co.	6/5/2018	USD	12,669	TWD	374,000	—	(182)
Goldman Sachs & Co.	6/5/2018	USD	428,345	TWD	12,837,500	284	—
RBC Capital Markets	6/6/2018	IDR	766,321,500	USD	54,835	—	(276)
RBC Capital Markets	6/6/2018	IDR	383,160,800	USD	27,213	—	(343)
RBC Capital Markets	6/6/2018	USD	82,726	IDR	1,149,482,300	—	(59)
Goldman Sachs & Co.	7/5/2018	AUD	15,000	USD	11,352	6	—
The Bank of New York Mellon	7/5/2018	AUD	933,500	USD	706,454	333	—
The Bank of New York Mellon	7/5/2018	AUD	22,000	USD	16,649	8	—
Goldman Sachs & Co.	7/5/2018	CNH	8,000	USD	1,246	1	—
Goldman Sachs & Co.	7/5/2018	HKD	745,000	USD	95,061	—	(16)
Goldman Sachs & Co.	7/5/2018	HKD	9,762,900	USD	1,245,721	—	(227)
Goldman Sachs & Co.	7/5/2018	HKD	198,000	USD	25,263	—	(6)
RBC Capital Markets	7/5/2018	IDR	1,149,482,300	USD	82,371	—	(9)
The Bank of New York Mellon	7/5/2018	KRW	677,177,000	USD	629,903	916	—
Goldman Sachs & Co.	7/5/2018	MYR	396,500	USD	99,351	—	(177)
Goldman Sachs & Co.	7/5/2018	NZD	28,800	USD	20,208	53	—
Goldman Sachs & Co.	7/5/2018	PHP	2,276,600	USD	43,224	—	(26)
Goldman Sachs & Co.	7/5/2018	SGD	201,200	USD	150,514	134	—
Goldman Sachs & Co.	7/5/2018	THB	3,029,600	USD	94,814	—	(5)
Goldman Sachs & Co.	7/5/2018	TWD	12,837,500	USD	428,488	—	(1,143)
Goldman Sachs & Co.	7/5/2018	TWD	823,000	USD	27,477	—	(66)
The Bank of New York Mellon	7/5/2018	USD	18,185	KRW	19,626,000	44	—
Goldman Sachs & Co.	7/5/2018	USD	5,009	MYR	20,000	12	—

Total unrealized appreciation (depreciation)						$13,938	$(9,792)

See Notes to Financial Statements.	63

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF (Continued)

May 31, 2018

Currency Abbreviations

AUD	Australian Dollar
CNH	Chinese Yuan
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
KRW	South Korean Won
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$3,971,624	$—	$4,450	$3,976,074
Preferred Stocks (g)	30,839	—	—	30,839
Exchange-Traded Fund	3,199	—	—	3,199
Short-Term Investments	5,713	—	—	5,713
Derivatives (h)
Forward Foreign Currency Contracts	—	13,938	—	13,938
Futures Contracts	2,560	—	—	2,560

TOTAL	$4,013,935	$13,938	$4,450	$4,032,323

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Forward Foreign Currency Contracts	$—	$(9,792)	$—	$(9,792)
Futures Contracts	(402)	—	—	(402)

TOTAL	$(402)	$(9,792)	$—	$(10,194)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

During the year ended May 31, 2018, the amount of transfers between Level 1 and Level 3 was $15,535 and between Level 3 and Level 1 was $7,108. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Investments were transferred from Level 3 to Level 1 as a result of the resumption of trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

See Notes to Financial Statements.	64

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Brazil Hedged Equity ETF

May 31, 2018

	Number of Shares	Value
PREFERRED STOCK — 0.1%
Financials — 0.1%
Itausa — Investimentos Itau SA (Cost $3,701)	1,174	$3,540

TOTAL INVESTMENTS — 0.1% (Cost $3,701)		$3,540
Other assets and liabilities, net — 99.9%		4,852,071

NET ASSETS — 100.0%		$4,855,611

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2018 is as follows:

Value ($) at 5/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2018	Value ($) at 5/31/2018
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.68% (a)(b)
—	—	—	—	—	9	—	—	—

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2018.

As of May 31, 2018, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	6/5/2018	BRL	10,990,745	USD	3,141,021	$191,174	$—
JP Morgan & Chase Co.	6/5/2018	BRL	706,000	USD	201,807	12,321	—
JP Morgan & Chase Co.	6/5/2018	BRL	864,000	USD	246,963	15,071	—
The Bank of New York Mellon	6/5/2018	BRL	2,585,755	USD	738,998	44,998	—
The Bank of Nova Scotia	6/5/2018	BRL	3,714,400	USD	1,061,621	64,700	—
JP Morgan & Chase Co.	6/5/2018	USD	6,502	BRL	23,000	—	(329)

Total unrealized appreciation (depreciation)						$328,264	$(329)

Currency Abbreviations

BRL	Brazilian Real
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

See Notes to Financial Statements.	65

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Brazil Hedged Equity ETF (Continued)

May 31, 2018

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Preferred Stock (a)	$3,540	$—	$—	$3,540
Derivatives (b)
Forward Foreign Currency Contracts	—	328,264	—	328,264

TOTAL	$3,540	$328,264	$—	$331,804

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Contracts	$—	$(329)	$—	$(329)

TOTAL	$—	$(329)	$—	$(329)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency contracts.

There have been no transfers between fair value measurement levels during year ended May 31, 2018.

See Notes to Financial Statements.	66

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF

May 31, 2018

	Number of Shares	Value
COMMON STOCKS — 93.4%
Australia — 0.0%
MMG Ltd.*	80,000	$58,140

Brazil — 3.8%
Ambev SA	162,524	859,306
Atacadao Distribuicao Comercio e Industria Ltda	11,751	50,329
B3 SA — Brasil Bolsa Balcao	73,005	426,772
Banco Bradesco SA	34,692	242,953
Banco do Brasil SA	30,277	246,912
Banco Santander Brasil SA	15,321	138,973
BB Seguridade Participacoes SA	16,294	114,022
BR Malls Participacoes SA*	29,752	82,288
BRF SA*	14,669	84,373
CCR SA	43,799	121,140
Centrais Eletricas Brasileiras SA*	8,001	31,432
Cia de Saneamento Basico do Estado de Sao Paulo	12,581	88,343
Cia Siderurgica Nacional SA*	21,985	45,457
Cielo SA	42,918	195,341
Cosan SA Industria e Comercio	6,017	62,690
EDP — Energias do Brasil SA	11,179	39,684
Embraer SA	22,851	138,000
Engie Brasil Energia SA	6,018	59,775
Equatorial Energia SA	7,326	119,587
Fibria Celulose SA	8,316	158,056
Hypera SA	11,533	87,333
JBS SA	30,131	72,252
Klabin SA	21,722	122,433
Kroton Educacional SA	46,524	135,048
Localiza Rent a Car SA	15,827	105,101
Lojas Renner SA	23,963	190,916
M Dias Branco SA	3,745	42,236
Multiplan Empreendimentos Imobiliarios SA	3,131	49,327
Natura Cosmeticos SA	6,368	57,660
Odontoprev SA	9,774	36,639
Petroleo Brasileiro SA	102,998	613,720
Porto Seguro SA	4,162	47,509
Qualicorp SA	8,206	41,977
Raia Drogasil SA	8,016	134,036
Rumo SA*	36,742	136,251
Sul America SA	7,048	37,056
Suzano Papel e Celulose SA	14,876	172,166
TIM Participacoes SA	31,219	112,417
Transmissora Alianca de Energia Eletrica SA	6,803	35,147
Ultrapar Participacoes SA	12,226	164,149
Vale SA	109,857	1,493,551
WEG SA	27,043	124,756

		7,317,113

Chile — 1.0%
Aguas Andinas SA, Class A	96,291	55,985
Banco de Chile	922,603	143,384
Banco de Credito e Inversiones	1,442	101,653
Banco Santander Chile	2,264,252	181,964
Cencosud SA	52,711	139,953

	Number of Shares	Value
Chile (Continued)
Cia Cervecerias Unidas SA	5,430	$69,219
Colbun SA	290,602	65,621
Empresa Nacional de Telecomunicaciones SA	5,578	59,736
Empresas CMPC SA	42,635	161,676
Empresas COPEC SA	13,272	202,845
Enel Americas SA	999,737	193,583
Enel Chile SA	974,774	105,464
Itau CorpBanca	5,660,602	58,451
Latam Airlines Group SA	9,122	110,101
SACI Falabella	23,508	220,298

		1,869,933

China — 27.8%
3SBio, Inc., 144A*	37,297	106,757
51job, Inc., ADR*	845	89,908
58.com, Inc., ADR*	3,154	256,168
AAC Technologies Holdings, Inc.	25,668	386,499
AECC Aviation Power Co. Ltd., Class A*	600	2,255
Agile Group Holdings Ltd.	53,125	101,330
Agricultural Bank of China Ltd., Class H	1,021,902	528,983
Air China Ltd., Class A	1,000	1,718
Air China Ltd., Class H	67,214	77,899
Aisino Corp., Class A*	500	2,108
Alibaba Group Holding Ltd., ADR*(a)	39,843	7,889,312
Aluminum Corp. of China Ltd., Class H*(a)	145,245	76,482
Angang Steel Co. Ltd., Class A	1,000	947
Angang Steel Co. Ltd., Class H	34,000	33,726
Anhui Conch Cement Co. Ltd., Class A	1,000	5,349
Anhui Conch Cement Co. Ltd., Class H	42,241	259,051
ANTA Sports Products Ltd.	36,255	208,936
Anxin Trust Co. Ltd., Class A	1,400	1,789
Autohome, Inc., ADR	2,041	230,062
AVIC Aircraft Co. Ltd., Class A	700	1,734
Avic Capital Co. Ltd., Class A	2,300	1,876
AviChina Industry & Technology Co. Ltd., Class H*	71,386	47,693
BAIC Motor Corp. Ltd., Class H, 144A	58,000	56,349
Baidu, Inc., ADR*	9,513	2,307,473
Bank of Beijing Co. Ltd., Class A	5,300	5,481
Bank of China Ltd., Class H	2,751,952	1,438,571
Bank of Communications Co. Ltd., Class A	9,800	9,217
Bank of Communications Co. Ltd., Class H	305,983	242,268
Bank of Guiyang Co. Ltd., Class A	600	1,249
Bank of Hangzhou Co. Ltd., Class A	900	1,648
Bank of Jiangsu Co. Ltd., Class A	2,879	3,238
Bank of Nanjing Co. Ltd., Class A	2,100	2,664
Bank of Ningbo Co. Ltd., Class A	1,300	3,457
Bank of Shanghai Co. Ltd., Class A	2,000	4,865
Baoshan Iron & Steel Co. Ltd., Class A	4,700	6,182
BBMG Corp., Class A	2,100	1,296
BBMG Corp., Class H	75,000	32,895
Beijing Capital Co. Ltd., Class A	1,102	785
Beijing Capital International Airport Co. Ltd., Class H	55,362	81,880

See Notes to Financial Statements.	67

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
China (Continued)
Beijing Dabeinong Technology Group Co. Ltd., Class A	1,100	$940
Beijing Shiji Information Technology Co. Ltd., Class A	200	934
Beijing Tongrentang Co. Ltd., Class A	300	1,899
BOE Technology Group Co. Ltd., Class A	8,500	5,471
BYD Co. Ltd., Class A	500	3,995
BYD Co. Ltd., Class H (a)	21,839	141,729
BYD Electronic International Co. Ltd.	22,380	35,554
CAR, Inc.*	25,000	27,986
CGN Power Co. Ltd., Class H, 144A (a)	390,542	111,040
Changjiang Securities Co. Ltd., Class A	1,400	1,387
China Cinda Asset Management Co. Ltd., Class H	324,742	117,588
China CITIC Bank Corp. Ltd., Class A	1,400	1,402
China CITIC Bank Corp. Ltd., Class H	313,683	213,169
China Coal Energy Co. Ltd., Class H	64,000	28,152
China Communications Construction Co. Ltd., Class A	700	1,341
China Communications Construction Co. Ltd., Class H	156,314	167,810
China Communications Services Corp. Ltd., Class H	91,031	58,612
China Conch Venture Holdings Ltd.	56,361	195,458
China Construction Bank Corp., Class A	2,400	2,670
China Construction Bank Corp., Class H	3,306,080	3,338,453
China Eastern Airlines Corp. Ltd., Class A	2,000	2,300
China Eastern Airlines Corp. Ltd., Class H	44,000	35,006
China Everbright Bank Co. Ltd., Class A	10,000	6,202
China Everbright Bank Co. Ltd., Class H	101,156	50,428
China Evergrande Group*(a)	90,638	265,794
China Film Co. Ltd., Class A	500	1,391
China Fortune Land Development Co. Ltd., Class A	700	2,964
China Galaxy Securities Co. Ltd., Class H	123,365	77,229
China Gezhouba Group Co. Ltd., Class A	1,200	1,434
China Grand Automotive Services Co. Ltd., Class A	1,400	1,489
China Huarong Asset Management Co. Ltd., Class H, 144A	336,180	113,157
China International Capital Corp. Ltd., Class H, 144A	34,800	73,387
China International Marine Containers Group Co. Ltd., Class A	300	747
China International Marine Containers Group Co. Ltd., Class H	12,900	20,164
China International Travel Service Corp. Ltd., Class A	500	5,284
China Life Insurance Co. Ltd., Class A	700	2,686
China Life Insurance Co. Ltd., Class H	262,893	734,057
China Literature Ltd., 144A*	5,800	54,168
China Lodging Group Ltd., ADR	1,141	50,215
China Longyuan Power Group Corp. Ltd., Class H	116,837	107,851
China Medical System Holdings Ltd.	45,786	110,332
China Merchants Bank Co. Ltd., Class A	5,163	23,214
China Merchants Bank Co. Ltd., Class H	136,484	562,071

	Number of Shares	Value
China (Continued)
China Merchants Securities Co. Ltd., Class A	1,400	$3,458
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,700	5,628
China Minsheng Banking Corp. Ltd., Class H (a)	193,210	184,263
China Molybdenum Co. Ltd., Class A*	1,800	1,999
China Molybdenum Co. Ltd., Class H*	125,993	79,838
China National Building Material Co. Ltd., Class H*	134,646	154,162
China National Chemical Engineering Co. Ltd., Class A	1,200	1,397
China National Nuclear Power Co. Ltd., Class A	3,300	3,155
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	900	1,700
China Nuclear Engineering Corp. Ltd., Class A	400	553
China Oilfield Services Ltd., Class H	52,096	54,466
China Pacific Insurance Group Co. Ltd., Class A	1,600	8,316
China Pacific Insurance Group Co. Ltd., Class H	91,050	393,538
China Petroleum & Chemical Corp., Class A	6,400	7,049
China Petroleum & Chemical Corp., Class H	883,530	864,019
China Railway Construction Corp. Ltd., Class A	2,900	4,155
China Railway Construction Corp. Ltd., Class H	72,626	82,319
China Railway Group Ltd., Class H	147,199	118,800
China Railway Signal & Communication Corp. Ltd., Class H, 144A	50,000	39,078
China Reinsurance Group Corp., Class H	205,000	46,002
China Resources Pharmaceutical Group Ltd., 144A	57,912	88,900
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	200	919
China Shenhua Energy Co. Ltd., Class H	119,312	311,849
China Shipbuilding Industry Group Power Co. Ltd., Class A*	400	1,459
China South Publishing & Media Group Co. Ltd., Class A	500	1,092
China Southern Airlines Co. Ltd., Class A	1,800	2,812
China Southern Airlines Co. Ltd., Class H	66,910	66,200
China Spacesat Co. Ltd., Class A	300	986
China State Construction Engineering Corp. Ltd., Class A	7,500	9,643
China Telecom Corp. Ltd., Class H	494,160	230,598
China Vanke Co. Ltd., Class A	2,400	9,595
China Vanke Co. Ltd., Class H	39,948	142,868
China Yangtze Power Co. Ltd., Class A	3,700	9,890
China Zhongwang Holdings Ltd.	51,200	27,744
Chinese Universe Publishing and Media Co. Ltd., Class A	300	745
Chongqing Changan Automobile Co. Ltd., Class A	1,000	1,584

See Notes to Financial Statements.	68

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
China (Continued)
Chongqing Changan Automobile Co. Ltd., Class B	19,900	$21,795
Chongqing Rural Commercial Bank Co. Ltd., Class H	94,240	62,961
CIFI Holdings Group Co. Ltd.	114,000	88,227
CITIC Guoan Information Industry Co. Ltd., Class A	1,000	997
CITIC Securities Co. Ltd., Class A	2,500	7,280
CITIC Securities Co. Ltd., Class H	75,086	189,362
CNOOC Ltd.	626,192	1,053,873
COSCO SHIPPING Development Co. Ltd., Class A*	2,000	922
COSCO SHIPPING Development Co. Ltd., Class H*	104,000	19,757
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	36,000	20,379
COSCO SHIPPING Holdings Co. Ltd., Class A*	1,900	1,817
COSCO SHIPPING Holdings Co. Ltd., Class H*	85,000	47,793
Country Garden Holdings Co. Ltd.	262,151	514,061
CRRC Corp. Ltd., Class A	5,100	7,298
CRRC Corp. Ltd., Class H	152,904	136,661
CSPC Pharmaceutical Group Ltd.	158,386	495,764
Ctrip.com International Ltd., ADR*	13,800	622,242
Dali Foods Group Co. Ltd., 144A	66,500	51,296
Daqin Railway Co. Ltd., Class A	3,700	4,855
Datang International Power Generation Co. Ltd., Class H*	90,000	29,032
DHC Software Co. Ltd., Class A	800	1,287
Dong-E-E-Jiao Co. Ltd., Class A	200	1,875
Dongfeng Motor Group Co. Ltd., Class H	99,886	113,981
Dongxing Securities Co. Ltd., Class A	600	1,328
Dongxu Optoelectronic Technology Co. Ltd., Class A	1,400	1,660
Dr Peng Telecom & Media Group Co. Ltd., Class A	400	967
ENN Energy Holdings Ltd.	25,418	261,692
Everbright Securities Co. Ltd., Class A	1,000	1,862
Fang Holdings Ltd., ADR*	7,159	36,296
Fangda Carbon New Material Co. Ltd., Class A	400	1,628
Financial Street Holdings Co. Ltd., Class A	800	1,159
First Capital Securities Co. Ltd., Class A*	900	945
Focus Media Information Technology Co. Ltd., Class A	2,600	5,073
Foshan Haitian Flavouring & Food Co. Ltd., Class A	600	7,025
Fosun International Ltd.	87,000	191,233
Founder Securities Co. Ltd., Class A*	2,100	1,926
Future Land Development Holdings Ltd.*	64,000	50,184
Fuyao Glass Industry Group Co. Ltd., Class A	500	1,947
Fuyao Glass Industry Group Co. Ltd., Class H, 144A*	18,623	68,977
GDS Holdings Ltd., ADR*	2,033	76,868

	Number of Shares	Value
China (Continued)
Geely Automobile Holdings Ltd.	172,110	$488,251
Gemdale Corp., Class A	1,100	1,827
Genscript Biotech Corp.	26,000	97,129
GF Securities Co. Ltd., Class A	1,500	3,349
GF Securities Co. Ltd., Class H*	50,654	85,508
Giant Network Group Co. Ltd., Class A	300	1,137
GoerTek, Inc., Class A	800	1,411
GOME Retail Holdings Ltd.*(a)	270,770	30,380
Great Wall Motor Co. Ltd., Class H	114,129	111,318
Gree Electric Appliances, Inc. of Zhuhai, Class A	800	5,937
Greenland Holdings Corp. Ltd., Class A	1,973	2,062
Greentown China Holdings Ltd.	29,000	43,630
Guangshen Railway Co. Ltd., Class A	1,400	971
Guangzhou Automobile Group Co. Ltd., Class A	400	1,122
Guangzhou Automobile Group Co. Ltd., Class H	68,241	115,719
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	400	2,763
Guangzhou Haige Communications Group, Inc. Co., Class A	600	905
Guangzhou R&F Properties Co. Ltd., Class H	29,425	69,030
Guosen Securities Co. Ltd., Class A	1,000	1,564
Guotai Junan Securities Co. Ltd., Class A*	1,900	4,984
Guotai Junan Securities Co. Ltd., Class H, 144A*	19,400	45,116
Guoyuan Securities Co. Ltd., Class A*	800	1,044
Haitian International Holdings Ltd.	23,502	66,672
Haitong Securities Co. Ltd., Class A	2,000	3,274
Haitong Securities Co. Ltd., Class H	119,270	149,331
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	2,300	14,067
Hangzhou Robam Appliances Co. Ltd., Class A	200	1,109
Han’s Laser Technology Industry Group Co. Ltd., Class A	300	2,578
Heilan Home Co. Ltd., Class A*	600	1,363
Henan Shuanghui Investment & Development Co. Ltd., Class A	608	2,783
Hengan International Group Co. Ltd.	25,282	240,790
HengTen Networks Group Ltd.*	760,000	30,523
Hengtong Optic-electric Co. Ltd., Class A	300	1,545
Hesteel Co. Ltd., Class A	2,700	1,324
Huaan Securities Co. Ltd., Class A	900	882
Huadian Power International Corp. Ltd., Class A	2,000	1,303
Huadian Power International Corp. Ltd., Class H	46,000	21,172
Huadong Medicine Co. Ltd., Class A*	200	2,420
Huaneng Power International, Inc., Class A	1,200	1,318
Huaneng Power International, Inc., Class H	155,770	120,355
Huaneng Renewables Corp. Ltd., Class H	175,461	75,391

See Notes to Financial Statements.	69

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
China (Continued)
Huatai Securities Co. Ltd., Class A	1,400	$3,685
Huatai Securities Co. Ltd., Class H, 144A	60,149	118,562
Huaxia Bank Co. Ltd., Class A	3,200	4,164
Huayu Automotive Systems Co. Ltd., Class A	800	3,189
Hubei Biocause Pharmaceutical Co. Ltd., Class A	1,000	1,198
Hubei Energy Group Co. Ltd., Class A	1,100	742
Hundsun Technologies, Inc., Class A	200	1,803
Iflytek Co. Ltd., Class A	450	2,546
Industrial & Commercial Bank of China Ltd., Class A	500	442
Industrial & Commercial Bank of China Ltd., Class H	2,404,966	1,993,100
Industrial Bank Co. Ltd., Class A	5,200	12,941
Industrial Securities Co. Ltd., Class A	1,700	1,570
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	9,500	2,538
Inner Mongolia Yili Industrial Group Co. Ltd., Class A*	1,500	7,272
Inner Mongolia Yitai Coal Co. Ltd., Class B	33,800	45,191
JD.com, Inc., ADR*(a)	24,856	874,434
Jiangsu Expressway Co. Ltd., Class H	44,994	67,922
Jiangsu Hengrui Medicine Co. Ltd., Class A	700	8,325
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	400	8,979
Jiangxi Copper Co. Ltd., Class A	500	1,289
Jiangxi Copper Co. Ltd., Class H	45,979	66,830
Jiangxi Ganfeng Lithium Co. Ltd., Class A	200	1,304
Jihua Group Corp. Ltd., Class A	900	614
Jinduicheng Molybdenum Co. Ltd., Class A*	700	731
Jinke Properties Group Co. Ltd., Class A*	1,300	1,017
Jointown Pharmaceutical Group Co. Ltd., Class A*	500	1,446
Kangmei Pharmaceutical Co. Ltd., Class A	1,200	5,017
Kingdee International Software Group Co. Ltd.	68,000	74,648
Kingsoft Corp. Ltd.	28,873	91,112
Kweichow Moutai Co. Ltd., Class A	300	35,204
KWG Property Holding Ltd.	42,500	58,630
Legend Holdings Corp., Class H, 144A	11,000	35,062
Lenovo Group Ltd. (a)	265,897	141,031
Liaoning Cheng Da Co. Ltd., Class A*	400	1,016
Logan Property Holdings Co. Ltd.	46,000	69,206
Longfor Properties Co. Ltd.	48,509	145,344
LONGi Green Energy Technology Co. Ltd., Class A	500	1,886
Luxshare Precision Industry Co. Ltd., Class A	779	2,828
Luye Pharma Group Ltd.	38,000	41,715
Luzhou Laojiao Co. Ltd., Class A	400	4,318
Maanshan Iron & Steel Co. Ltd., Class A*	1,500	830
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A*	700	3,257

	Number of Shares	Value
China (Continued)
Meitu, Inc., 144A*	43,967	$46,584
Metallurgical Corp. of China Ltd., Class A	4,500	2,587
Metallurgical Corp. of China Ltd., Class H	70,000	20,974
Midea Group Co. Ltd., Class A	1,650	13,639
Momo, Inc., ADR*	4,059	186,389
Muyuan Foodstuff Co. Ltd., Class A	200	1,647
NetEase, Inc., ADR	2,758	629,707
New China Life Insurance Co. Ltd., Class A	500	3,375
New China Life Insurance Co. Ltd., Class H	26,551	120,514
New Hope Liuhe Co. Ltd., Class A	1,100	1,225
New Oriental Education & Technology Group, Inc., ADR	4,767	474,173
Ninestar Corp., Class A	200	984
Ningbo Zhoushan Port Co. Ltd., Class A	1,500	1,204
Noah Holdings Ltd., ADR*	981	58,742
Offshore Oil Engineering Co. Ltd., Class A	1,100	1,029
O-film Tech Co. Ltd., Class A	700	2,001
Orient Securities Co. Ltd., Class A	1,500	2,524
People’s Insurance Co. Group of China Ltd., Class H	257,052	121,591
Perfect World Co. Ltd., Class A	200	1,126
PetroChina Co. Ltd., Class A	4,032	5,027
PetroChina Co. Ltd., Class H	749,063	619,826
PICC Property & Casualty Co. Ltd., Class H	158,070	278,525
Ping An Bank Co. Ltd., Class A	4,300	6,839
Ping An Insurance Group Co. of China Ltd., Class H	182,493	1,789,284
Poly Real Estate Group Co. Ltd., Class A	3,000	5,783
Postal Savings Bank of China Co. Ltd., Class H, 144A	92,000	61,582
Power Construction Corp. of China Ltd., Class A	2,501	2,282
Qingdao Haier Co. Ltd., Class A	1,500	4,710
Qinghai Salt Lake Industry Co. Ltd., Class A	700	1,344
RiseSun Real Estate Development Co. Ltd., Class A	1,100	1,593
Rongsheng Petro Chemical Co. Ltd., Class A	650	1,074
SAIC Motor Corp. Ltd., Class A	2,000	11,326
Sanan Optoelectronics Co. Ltd., Class A*	1,000	3,240
Sany Heavy Industry Co. Ltd., Class A	1,900	2,401
SDIC Capital Co. Ltd., Class A	500	883
SDIC Power Holdings Co. Ltd., Class A	1,700	2,002
Semiconductor Manufacturing International Corp.*	101,806	133,176
Shaanxi Coal Industry Co. Ltd., Class A	1,700	2,138
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	200	1,657
Shandong Gold Mining Co. Ltd., Class A	500	2,214
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	69,348	59,682
Shanghai 2345 Network Holding Group Co. Ltd., Class A*	900	835

See Notes to Financial Statements.	70

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
China (Continued)
Shanghai Construction Group Co. Ltd., Class A*	2,200	$1,189
Shanghai Electric Group Co. Ltd., Class A*	2,000	1,912
Shanghai Electric Group Co. Ltd., Class H*	104,005	39,782
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	500	3,616
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	15,500	99,306
Shanghai International Airport Co. Ltd., Class A	200	1,683
Shanghai International Port Group Co. Ltd., Class A	1,700	1,729
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	33,616	50,088
Shanghai Oriental Pearl Group Co. Ltd., Class A	700	1,965
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	500	2,069
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	25,385	78,487
Shanghai Pudong Development Bank Co. Ltd., Class A*	7,400	12,197
Shanghai Tunnel Engineering Co. Ltd., Class A	800	875
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	400	805
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	700	1,027
Shanxi Securities Co. Ltd., Class A	700	792
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	200	2,014
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	800	961
Shenergy Co. Ltd., Class A	1,100	925
Shenwan Hongyuan Group Co. Ltd., Class A	4,700	3,407
Shenzhen Energy Group Co. Ltd., Class A	800	720
Shenzhen Overseas Chinese Town Co. Ltd., Class A	2,100	2,585
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	200	1,337
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	900	827
Shenzhou International Group Holdings Ltd.	25,706	300,873
Shui On Land Ltd.	113,500	31,836
Sichuan Chuantou Energy Co. Ltd., Class A	1,100	1,614
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	400	2,040
Sihuan Pharmaceutical Holdings Group Ltd.	139,625	36,138
SINA Corp.*	2,210	200,712
Sinolink Securities Co. Ltd., Class A*	800	980
Sino-Ocean Group Holding Ltd.	110,681	74,792

	Number of Shares	Value
China (Continued)
Sinopec Engineering Group Co. Ltd., Class H	42,000	$45,142
Sinopec Shanghai Petrochemical Co. Ltd., Class A	1,200	1,080
Sinopec Shanghai Petrochemical Co. Ltd., Class H	128,702	95,010
Sinopharm Group Co. Ltd., Class H	43,916	195,134
Sinotrans Ltd., Class H	64,000	36,312
Sinotruk Hong Kong Ltd.	23,000	32,550
SOHO China Ltd.	76,591	40,038
SooChow Securities Co. Ltd., Class A	800	921
Southwest Securities Co. Ltd., Class A	1,400	912
Spring Airlines Co. Ltd., Class A*	200	1,187
Sunac China Holdings Ltd.*	84,170	320,338
Suning.com Co. Ltd., Class A	2,300	5,846
Sunny Optical Technology Group Co. Ltd.*	25,381	516,474
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	700	1,347
TAL Education Group, ADR*	11,414	484,638
Tasly Pharmaceutical Group Co. Ltd., Class A	300	1,979
TBEA Co. Ltd., Class A*	900	1,100
Tencent Holdings Ltd.	196,327	9,992,572
Tianma Microelectronics Co. Ltd., Class A	500	1,274
Tingyi Cayman Islands Holding Corp.	72,240	161,737
Tong Ren Tang Technologies Co. Ltd., Class H	17,000	29,564
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	400	1,643
Tongling Nonferrous Metals Group Co. Ltd., Class A*	2,600	1,024
Tongwei Co. Ltd., Class A	1,000	1,762
TravelSky Technology Ltd., Class H	34,334	100,465
Tsingtao Brewery Co. Ltd., Class A	200	1,655
Tsingtao Brewery Co. Ltd., Class H	13,269	84,082
Tus-Sound Environmental Resources Co. Ltd., Class A	300	944
Uni-President China Holdings Ltd.	43,000	46,327
Unisplendour Corp. Ltd., Class A	100	1,051
Vipshop Holdings Ltd., ADR*	13,711	160,144
Want Want China Holdings Ltd.	184,336	182,851
Wanxiang Qianchao Co. Ltd., Class A	700	881
Weibo Corp., ADR*(a)	1,602	163,260
Weichai Power Co. Ltd., Class A	1,500	2,046
Weichai Power Co. Ltd., Class H	56,372	75,611
Weifu High-Technology Group Co. Ltd., Class A	200	706
Western Securities Co. Ltd., Class A	900	1,198
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd., Class A*	400	827
Wuliangye Yibin Co. Ltd., Class A*	1,000	12,339
Wuxi Biologics Cayman, Inc., 144A*	17,000	190,630
XCMG Construction Machinery Co. Ltd., Class A	1,800	1,156
Xiamen C & D, Inc., Class A	700	1,167

See Notes to Financial Statements.	71

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
China (Continued)
Xinhu Zhongbao Co. Ltd., Class A*	2,200	$1,406
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	700	1,765
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	19,800	31,707
Xinyi Solar Holdings Ltd.	100,000	41,437
Yanzhou Coal Mining Co. Ltd., Class H	68,285	98,555
Yonghui Superstores Co. Ltd., Class A	2,400	3,611
Youngor Group Co. Ltd., Class A	900	1,184
Yum China Holdings, Inc.	13,121	515,655
Yunnan Baiyao Group Co. Ltd., Class A	300	5,348
Yuzhou Properties Co. Ltd.	56,000	39,412
YY, Inc., ADR*	1,530	178,291
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	200	3,479
Zhaojin Mining Industry Co. Ltd., Class H	28,500	23,801
Zhejiang Century Huatong Group Co. Ltd., Class A	300	1,645
Zhejiang China Commodities City Group Co. Ltd., Class A	1,400	1,129
Zhejiang Chint Electrics Co. Ltd., Class A	500	2,143
Zhejiang Dahua Technology Co. Ltd., Class A	700	2,652
Zhejiang Expressway Co. Ltd., Class H	52,505	52,551
Zhejiang Huayou Cobalt Co. Ltd., Class A*	100	1,633
Zhejiang Longsheng Group Co. Ltd., Class A	800	1,631
Zhejiang Zheneng Electric Power Co. Ltd., Class A	2,300	1,876
Zhengzhou Yutong Bus Co. Ltd., Class A	503	1,727
ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A*	5,600	37,270
Zhongjin Gold Corp. Ltd., Class A	900	1,218
Zhongsheng Group Holdings Ltd.	19,500	62,529
Zhuzhou CRRC Times Electric Co. Ltd., Class H	20,156	101,510
Zijin Mining Group Co. Ltd., Class A	4,300	2,519
Zijin Mining Group Co. Ltd., Class H	211,257	88,078
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	1,576	1,027
ZTE Corp., Class H*(b)	21,773	70,470

		54,249,523

Colombia — 0.3%
Bancolombia SA	7,509	86,044
Cementos Argos SA	16,959	53,981
Ecopetrol SA	176,590	188,788
Grupo Argos SA	8,317	55,881
Grupo de Inversiones Suramericana SA	8,627	110,794
Interconexion Electrica SA ESP	14,289	70,003

		565,491

Czech Republic — 0.2%
CEZ AS	5,935	148,444
Komercni banka AS	2,482	100,562
Moneta Money Bank AS, 144A	15,182	53,058

	Number of Shares	Value
Czech Republic (Continued)
O2 Czech Republic AS*	2,285	$28,964

		331,028

Egypt — 0.1%
Commercial International Bank Egypt SAE	34,625	162,996
Eastern Tobacco	3,662	36,163
ElSewedy Electric Co.	2,586	30,262
Global Telecom Holding SAE*	257	70

		229,491

Greece — 0.3%
Alpha Bank AE*	51,960	111,221
Eurobank Ergasias SA*	68,411	71,978
FF Group*(b)	1,458	8,181
Hellenic Telecommunications Organization SA	7,703	92,303
JUMBO SA	3,768	60,524
National Bank of Greece SA*	190,029	59,848
OPAP SA	8,215	88,354
Piraeus Bank SA*	10,448	30,951
Titan Cement Co. SA	1,690	41,489

		564,849

Hong Kong — 4.1%
Alibaba Health Information Technology Ltd.*	120,533	110,495
Alibaba Pictures Group Ltd.*(a)	464,583	60,418
Beijing Enterprises Holdings Ltd.	19,169	105,949
Beijing Enterprises Water Group Ltd.*	192,361	116,007
Brilliance China Automotive Holdings Ltd.	102,366	191,336
China Agri-Industries Holdings Ltd.	58,000	24,625
China Everbright International Ltd.	90,789	135,665
China Everbright Ltd.	22,041	48,448
China First Capital Group Ltd.*	108,000	108,231
China Gas Holdings Ltd.	59,645	247,532
China Jinmao Holdings Group Ltd.	177,531	101,405
China Mengniu Dairy Co. Ltd.*	95,953	348,666
China Merchants Port Holdings Co. Ltd.	39,158	89,368
China Mobile Ltd.	211,459	1,887,256
China Overseas Land & Investment Ltd.	130,460	436,630
China Power International Development Ltd.	120,000	33,354
China Resources Beer Holdings Co. Ltd.	49,673	241,297
China Resources Cement Holdings Ltd.	68,000	80,110
China Resources Gas Group Ltd.	32,755	124,452
China Resources Land Ltd.	93,949	344,978
China Resources Power Holdings Co. Ltd.	62,957	128,913
China State Construction International Holdings Ltd.	74,367	91,878
China Taiping Insurance Holdings Co. Ltd.	55,912	200,674
China Traditional Chinese Medicine Holdings Co. Ltd.	76,000	69,767
China Travel International Investment Hong Kong Ltd.	72,000	31,946
China Unicom Hong Kong Ltd.	214,256	291,204

See Notes to Financial Statements.	72

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
Hong Kong (Continued)
Chong Sing Holdings FinTech Gr*	580,000	$76,907
CITIC Ltd.	190,614	283,374
COSCO SHIPPING Ports Ltd.	62,270	59,942
Far East Horizon Ltd.	72,750	77,265
Fullshare Holdings Ltd.*	254,269	119,950
GCL-Poly Energy Holdings Ltd.*	492,350	53,986
Guangdong Investment Ltd.	103,806	174,969
Haier Electronics Group Co. Ltd.*	41,098	147,767
Jiayuan International Group Ltd.*	34,000	65,198
Kingboard Chemical Holdings Ltd.	21,616	85,988
Kingboard Laminates Holdings Ltd.	36,000	47,736
Kunlun Energy Co. Ltd.	121,353	110,473
Lee & Man Paper Manufacturing Ltd.	52,444	61,516
Nine Dragons Paper Holdings Ltd.	52,311	83,237
Shanghai Industrial Holdings Ltd.	18,001	47,853
Shenzhen International Holdings Ltd.	29,000	63,449
Shenzhen Investment Ltd.	90,000	38,211
Shimao Property Holdings Ltd.	37,217	110,087
Sino Biopharmaceutical Ltd.	154,436	390,658
Skyworth Digital Holdings Ltd.	54,000	25,681
SSY Group Ltd.	50,000	53,486
Sun Art Retail Group Ltd.	87,829	103,470
Towngas China Co. Ltd.*	31,000	30,434
Yuexiu Property Co. Ltd.	214,000	48,294

		8,010,535

Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	13,751	129,578
OTP Bank Nyrt	7,405	265,256
Richter Gedeon Nyrt	5,143	100,574

		495,408

India — 8.0%
Adani Ports & Special Economic Zone Ltd.	16,914	98,290
Ambuja Cements Ltd.	21,936	66,768
Ashok Leyland Ltd.	41,914	91,955
Asian Paints Ltd.	10,591	204,758
Aurobindo Pharma Ltd.	9,701	79,971
Avenue Supermarts Ltd., 144A*	4,006	93,328
Axis Bank Ltd.	22,156	179,231
Axis Bank Ltd., GDR	7,978	315,131
Bajaj Auto Ltd.	3,090	125,935
Bajaj Finance Ltd.	6,071	189,815
Bajaj Finserv Ltd.	1,402	125,532
Bharat Forge Ltd.	7,710	74,344
Bharat Heavy Electricals Ltd.	32,450	40,224
Bharat Petroleum Corp. Ltd.	27,968	167,416
Bharti Airtel Ltd.	47,046	260,458
Bharti Infratel Ltd.	11,026	48,797
Bosch Ltd.	266	72,400
Britannia Industries Ltd.	829	72,774
Cadila Healthcare Ltd.*	7,526	40,294
Cipla Ltd.	12,734	99,030
Coal India Ltd.	25,136	110,348
Container Corp. of India Ltd.	2,450	50,067
Dabur India Ltd.	19,452	110,487
Dr. Reddy’s Laboratories Ltd., ADR (a)	4,263	121,453

	Number of Shares	Value
India (Continued)
Eicher Motors Ltd.	491	$223,959
GAIL India Ltd.	25,272	131,411
Glenmark Pharmaceuticals Ltd.	5,087	40,401
Godrej Consumer Products Ltd.	8,795	148,466
Grasim Industries Ltd.	11,639	179,339
Havells India Ltd.	9,208	74,249
HCL Technologies Ltd.	19,148	258,310
Hero MotoCorp Ltd.	1,857	97,549
Hindalco Industries Ltd.	37,398	129,791
Hindustan Petroleum Corp. Ltd.	22,319	103,141
Hindustan Unilever Ltd.	22,558	538,674
Housing Development Finance Corp. Ltd.	54,281	1,474,413
ICICI Bank Ltd., ADR	13,687	114,834
ICICI Bank Ltd.	57,429	243,222
Idea Cellular Ltd.*	53,104	48,396
Indiabulls Housing Finance Ltd.	9,425	173,563
Indian Oil Corp. Ltd.	42,908	110,700
Infosys Ltd., ADR (a)	38,855	706,772
Infosys Ltd.	21,017	383,636
InterGlobe Aviation Ltd., 144A	2,907	52,523
ITC Ltd.	120,601	485,478
JSW Steel Ltd.	31,154	153,225
Larsen & Toubro Ltd.	15,258	309,852
LIC Housing Finance Ltd.	10,961	77,177
Lupin Ltd.	8,163	93,185
Mahindra & Mahindra Financial Services Ltd.	10,254	74,099
Mahindra & Mahindra Ltd.	23,984	328,026
Marico Ltd.	16,625	79,291
Maruti Suzuki India Ltd.	3,699	467,960
Motherson Sumi Systems Ltd.	23,257	106,889
Nestle India Ltd.	855	122,316
NTPC Ltd.	60,730	150,784
Oil & Natural Gas Corp. Ltd.	47,247	124,554
Petronet LNG Ltd.	13,799	44,915
Pidilite Industries Ltd.	3,623	62,149
Piramal Enterprises Ltd.	2,984	104,863
Power Grid Corp. of India Ltd.	17,961	55,747
Reliance Industries Ltd., GDR, 144A	49,264	1,305,496
Rural Electrification Corp. Ltd.	25,441	44,543
Shree Cement Ltd.	307	76,795
Shriram Transport Finance Co. Ltd.	5,418	116,762
Siemens Ltd.	2,624	40,650
State Bank of India*	59,834	238,999
Sun Pharmaceutical Industries Ltd.	27,738	197,443
Tata Consultancy Services Ltd.	32,150	829,471
Tata Motors Ltd., ADR*	10,372	216,567
Tata Power Co. Ltd.	40,829	49,189
Tata Steel Ltd.	11,081	94,525
Tech Mahindra Ltd.	17,203	181,596
Titan Co. Ltd.	11,438	152,563
UltraTech Cement Ltd.	3,233	179,413
United Spirits Ltd.*	2,143	106,181
UPL Ltd.	13,063	136,975
Vakrangee Ltd.	17,198	8,308
Vedanta Ltd.	48,666	179,065
Wipro Ltd., ADR (a)	16,421	75,537

See Notes to Financial Statements.	73

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
India (Continued)
Wipro Ltd.	16,272	$63,152
Yes Bank Ltd.*	56,399	289,339
Zee Entertainment Enterprises Ltd.	15,338	126,384

		15,621,618

Indonesia — 1.8%
PT Adaro Energy Tbk	539,723	73,219
PT AKR Corporindo Tbk	66,136	23,418
PT Astra International Tbk	671,194	333,303
PT Bank Central Asia Tbk	335,106	547,456
PT Bank Danamon Indonesia Tbk	123,526	51,784
PT Bank Mandiri Persero Tbk	622,970	316,081
PT Bank Negara Indonesia Persero Tbk	241,485	147,289
PT Bank Rakyat Indonesia Persero Tbk	1,953,114	432,932
PT Bank Tabungan Negara Persero Tbk	76,302	16,749
PT Bumi Serpong Damai Tbk	283,481	34,785
PT Charoen Pokphand Indonesia Tbk	271,716	71,962
PT Gudang Garam Tbk	15,377	75,806
PT Hanjaya Mandala Sampoerna Tbk	342,659	93,464
PT Indocement Tunggal Prakarsa Tbk	62,217	78,919
PT Indofood CBP Sukses Makmur Tbk	85,886	53,775
PT Indofood Sukses Makmur Tbk	161,670	82,318
PT Jasa Marga Persero Tbk	80,169	25,675
PT Kalbe Farma Tbk	776,740	76,584
PT Matahari Department Store Tbk	91,314	60,131
PT Pakuwon Jati Tbk	798,021	32,162
PT Perusahaan Gas Negara Persero Tbk	401,441	59,804
PT Semen Indonesia Persero Tbk	97,382	58,871
PT Surya Citra Media Tbk	224,802	39,799
PT Telekomunikasi Indonesia Persero Tbk	1,714,582	434,353
PT Tower Bersama Infrastructure Tbk	75,088	27,425
PT Unilever Indonesia Tbk	51,166	167,914
PT United Tractors Tbk	61,802	155,895
PT Waskita Karya Persero Tbk	149,653	24,987

		3,596,860

Luxembourg — 0.0%
Reinet Investments SCA*	4,725	88,761

Malaysia — 2.2%
AirAsia Group Bhd	59,970	46,258
Alliance Bank Malaysia Bhd	37,351	39,791
AMMB Holdings Bhd	60,746	54,183
Astro Malaysia Holdings Bhd	57,000	20,050
Axiata Group Bhd	91,708	100,464
British American Tobacco Malaysia Bhd	5,642	45,845
CIMB Group Holdings Bhd	163,551	242,450
Dialog Group Bhd	128,536	104,960
DiGi.Com Bhd	114,560	127,225
Felda Global Ventures Holdings Bhd	54,100	21,341
Fraser & Neave Holdings Bhd	3,500	33,259
Gamuda Bhd	62,300	52,282
Genting Bhd	71,367	157,617
Genting Malaysia Bhd	109,034	136,429
Genting Plantations Bhd	8,300	19,812
HAP Seng Consolidated Bhd	24,051	59,221
Hartalega Holdings Bhd	48,702	74,644
Hong Leong Bank Bhd	22,141	106,700

	Number of Shares	Value
Malaysia (Continued)
Hong Leong Financial Group Bhd	7,900	$37,515
IHH Healthcare Bhd	65,135	98,193
IJM Corp. Bhd	105,764	44,910
IOI Corp. Bhd	68,094	79,215
IOI Properties Group Bhd	60,788	24,132
Kuala Lumpur Kepong Bhd	14,387	90,009
Malayan Banking Bhd	133,197	323,287
Malaysia Airports Holdings Bhd	30,400	63,626
Maxis Bhd	69,396	100,955
MISC Bhd	49,400	72,859
Nestle Malaysia Bhd	2,200	81,809
Petronas Chemicals Group Bhd	75,424	152,554
Petronas Dagangan Bhd	8,604	54,132
Petronas Gas Bhd	18,235	80,545
PPB Group Bhd	17,519	87,683
Press Metal Aluminium Holdings Bhd	43,700	51,935
Public Bank Bhd	102,922	617,015
RHB Bank Bhd	28,553	38,310
RHB Bank Bhd*(b)	19,600	0
Sime Darby Bhd	89,623	54,945
Sime Darby Plantation Bhd	86,523	120,436
Sime Darby Property Bhd	89,623	25,896
SP Setia Bhd Group	21,000	16,251
Telekom Malaysia Bhd	40,945	37,756
Tenaga Nasional Bhd	106,005	383,536
Top Glove Corp. Bhd	22,200	57,229
UMW Holdings Bhd*	17,264	27,761
Westports Holdings Bhd	38,007	32,946
YTL Corp. Bhd	164,198	39,193

		4,337,164

Mexico — 2.5%
Alfa SAB de CV, Class A	112,395	115,412
Alsea SAB de CV	12,473	40,906
America Movil SAB de CV, Series L	1,143,706	888,832
Arca Continental SAB de CV	16,240	97,450
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	67,266	88,026
Cemex SAB de CV, Series CPO*	516,469	307,116
Coca-Cola Femsa SAB de CV, Series L	19,134	112,120
El Puerto de Liverpool SAB de CV, Class C1	7,081	40,158
Fibra Uno Administracion SA de CV REIT	105,022	144,964
Fomento Economico Mexicano SAB de CV	66,922	557,833
Gruma SAB de CV, Class B	7,983	83,714
Grupo Aeroportuario del Pacifico SAB de CV, Class B	13,160	112,131
Grupo Aeroportuario del Sureste SAB de CV, Class B	7,667	121,728
Grupo Bimbo SAB de CV, Series A	60,628	115,695
Grupo Carso SAB de CV, Series A1	16,670	51,962
Grupo Financiero Banorte SAB de CV, Class O	83,971	447,123
Grupo Financiero Inbursa SAB de CV, Class O	77,570	109,561

See Notes to Financial Statements.	74

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
Mexico (Continued)
Grupo Mexico SAB de CV, Series B	118,063	$293,135
Grupo Televisa SAB, Series CPO	85,990	287,141
Industrias Penoles SAB de CV	4,340	73,306
Infraestructura Energetica Nova SAB de CV	19,788	82,685
Kimberly-Clark de Mexico SAB de CV, Class A	56,119	93,388
Mexichem SAB de CV	38,660	108,917
Promotora y Operadora de Infraestructura SAB de CV*	7,299	65,617
Wal-Mart de Mexico SAB de CV	174,739	438,586

		4,877,506

Peru — 0.4%
Cia de Minas Buenaventura SAA, ADR	6,324	97,832
Credicorp Ltd.	2,329	515,687
Southern Copper Corp. (a)	3,149	153,955

		767,474

Philippines — 0.9%
Aboitiz Equity Ventures, Inc.	70,260	77,301
Aboitiz Power Corp.	54,546	40,804
Alliance Global Group, Inc.*	159,876	40,474
Ayala Corp.	7,481	133,855
Ayala Land, Inc.	251,904	190,838
Bank of the Philippine Islands	33,224	60,079
BDO Unibank, Inc.	60,575	150,470
DMCI Holdings, Inc.	146,724	30,163
Globe Telecom, Inc.	1,164	35,805
GT Capital Holdings, Inc.	3,206	59,195
International Container Terminal Services, Inc.	10,512	16,908
JG Summit Holdings, Inc.	105,642	114,821
Jollibee Foods Corp.	16,073	83,829
Manila Electric Co.	8,270	50,814
Megaworld Corp.	405,600	37,522
Metro Pacific Investments Corp.	528,727	46,798
Metropolitan Bank & Trust Co.	26,134	39,498
PLDT, Inc.	3,176	78,288
Robinsons Land Corp.	76,239	31,999
Security Bank Corp.	8,095	30,047
SM Investments Corp.	8,193	135,366
SM Prime Holdings, Inc.	345,391	243,254
Universal Robina Corp.	32,459	79,085

		1,807,213

Poland — 1.1%
Alior Bank SA*	3,325	62,320
Bank Handlowy w Warszawie SA	1,192	25,713
Bank Millennium SA*	22,347	48,507
Bank Pekao SA	5,388	163,036
Bank Zachodni WBK SA	1,190	111,761
CCC SA	1,011	74,647
CD Projekt SA*	2,324	92,589
Cyfrowy Polsat SA	8,665	58,396
Dino Polska SA, 144A*	1,216	36,663
Grupa Azoty SA	1,645	18,967
Grupa Lotos SA	3,403	50,270

	Number of Shares	Value
Poland (Continued)
Jastrzebska Spolka Weglowa SA*	1,945	$43,914
KGHM Polska Miedz SA	4,549	104,308
LPP SA	43	109,631
mBank SA	549	62,616
Orange Polska SA*	25,506	34,586
PGE Polska Grupa Energetyczna SA*	30,982	82,512
PLAY Communications SA, 144A	3,109	20,952
Polski Koncern Naftowy ORLEN SA	10,588	233,554
Polskie Gornictwo Naftowe i Gazownictwo SA	65,166	100,886
Powszechna Kasa Oszczednosci Bank Polski SA*	29,041	295,067
Powszechny Zaklad Ubezpieczen SA	21,255	208,883

		2,039,778

Qatar — 0.8%
Barwa Real Estate Co.	3,583	33,744
Commercial Bank QSC	7,503	77,791
Doha Bank QPSC	5,581	39,930
Ezdan Holding Group QSC*	29,312	68,269
Industries Qatar QSC	6,060	170,615
Masraf Al Rayan QSC	13,537	124,439
Ooredoo QSC	3,128	57,646
Qatar Electricity & Water Co. QSC	1,452	75,771
Qatar Insurance Co. SAQ	5,882	53,214
Qatar Islamic Bank SAQ	3,839	121,032
Qatar National Bank QPSC	15,402	670,988

		1,493,439

Romania — 0.1%
NEPI Rockcastle PLC	13,857	134,978

Russia — 3.2%
Alrosa PJSC	94,922	134,248
Gazprom PJSC, ADR	33,592	152,575
Gazprom PJSC	296,766	689,228
Inter RAO UES PJSC	1,153,298	75,367
LUKOIL PJSC, ADR	7,888	526,445
LUKOIL PJSC	6,394	431,054
Magnit PJSC, GDR	12,521	251,797
Magnitogorsk Iron & Steel Works PJSC	74,047	58,221
MMC Norilsk Nickel PJSC	2,208	392,946
Mobile TeleSystems PJSC, ADR	18,400	176,272
Moscow Exchange MICEX-RTS PJSC	54,537	98,349
Novatek PJSC, GDR	3,219	463,858
Novolipetsk Steel PJSC	44,152	115,377
PhosAgro PJSC, GDR	4,289	57,044
Polyus PJSC	977	58,682
Rosneft Oil Co. PJSC, GDR	39,313	239,809
RusHydro PJSC	3,555,833	41,229
Sberbank of Russia PJSC	368,582	1,312,718
Severstal PJSC	1,420	22,808
Severstal PJSC, GDR	6,385	101,522
Surgutneftegas OJSC, ADR	23,960	106,622
Tatneft PJSC	54,295	579,616
VTB Bank PJSC, GDR*	47,777	75,822
X5 Retail Group NV, GDR	3,652	105,757

		6,267,366

See Notes to Financial Statements.	75

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
Singapore — 0.0%
BOC Aviation Ltd., 144A	6,800	$42,223

South Africa — 6.0%
Anglo American Platinum Ltd.	1,989	52,497
AngloGold Ashanti Ltd.	13,432	113,935
Aspen Pharmacare Holdings Ltd.	13,007	255,440
Barclays Africa Group Ltd.	23,537	298,937
Bid Corp. Ltd.	10,744	214,306
Bidvest Group Ltd.	11,426	181,308
Capitec Bank Holdings Ltd.	1,340	92,046
Clicks Group Ltd.	7,750	122,971
Coronation Fund Managers Ltd. (a)	8,361	41,056
Discovery Ltd.	13,102	158,655
Exxaro Resources Ltd.	7,782	76,628
FirstRand Ltd.	117,058	551,727
Fortress REIT Ltd., Class A REIT	38,849	51,026
Fortress REIT Ltd., Class B REIT	33,005	38,372
Foschini Group Ltd.	7,113	102,946
Gold Fields Ltd.	30,259	107,392
Growthpoint Properties Ltd. REIT (a)	102,327	218,641
Hyprop Investments Ltd. REIT	9,144	74,344
Imperial Holdings Ltd.	5,607	89,906
Investec Ltd.	9,968	72,141
Kumba Iron Ore Ltd.	2,149	48,985
Liberty Holdings Ltd.	4,926	47,004
Life Healthcare Group Holdings Ltd.	48,577	108,754
MMI Holdings Ltd.	34,806	51,129
Mondi Ltd.	4,354	119,956
Mr Price Group Ltd. (a)	8,146	160,616
MTN Group Ltd.	56,899	511,778
Naspers Ltd., Class N	15,090	3,586,987
Nedbank Group Ltd.	8,210	176,454
Netcare Ltd.	37,705	87,702
Pick n Pay Stores Ltd.	13,480	79,630
Pioneer Foods Group Ltd.	5,297	44,731
PSG Group Ltd.	5,337	91,303
Rand Merchant Investment Holdings Ltd.	24,963	75,301
Redefine Properties Ltd. REIT (a)	198,614	171,154
Remgro Ltd.	17,367	278,309
Resilient REIT Ltd. REIT	10,348	46,464
RMB Holdings Ltd.	25,992	148,295
Sanlam Ltd.	56,557	337,876
Sappi Ltd.	20,486	133,940
Sasol Ltd.	19,470	699,727
Shoprite Holdings Ltd.	15,331	281,895
SPAR Group Ltd.	5,830	88,274
Standard Bank Group Ltd.	43,790	713,436
Telkom SA SOC Ltd.	10,275	41,843
Tiger Brands Ltd.	6,091	160,720
Truworths International Ltd.	16,229	107,190
Vodacom Group Ltd. (a)	19,834	223,580
Woolworths Holdings Ltd.	36,639	167,912

		11,705,219

South Korea — 13.8%
Amorepacific Corp.	1,132	349,172
AMOREPACIFIC Group	945	110,460
BGF retail Co. Ltd.	314	53,161

	Number of Shares	Value
South Korea (Continued)
BNK Financial Group, Inc.	9,759	$86,278
Celltrion Healthcare Co. Ltd.*	1,119	103,601
Celltrion Pharm, Inc.*	507	43,835
Celltrion, Inc.*	2,820	694,568
Cheil Worldwide, Inc.	2,663	48,914
CJ CheilJedang Corp.	288	93,644
CJ Corp.	541	74,278
CJ E&M Corp.	702	59,002
CJ Logistics Corp.*	292	40,497
Coway Co. Ltd.	1,746	141,403
Daelim Industrial Co. Ltd.	1,049	81,744
Daewoo Engineering & Construction Co. Ltd.*	4,864	29,104
DB Insurance Co. Ltd.	1,828	99,205
DGB Financial Group, Inc.	6,490	62,314
Dongsuh Cos., Inc.	1,284	30,910
Doosan Bobcat, Inc.	1,325	41,669
Doosan Heavy Industries & Construction Co. Ltd.*	1,803	31,947
E-MART, Inc.	676	156,779
GS Engineering & Construction Corp.	1,842	83,817
GS Holdings Corp.	1,877	101,516
GS Retail Co. Ltd.	994	34,810
Hana Financial Group, Inc.	10,038	387,384
Hankook Tire Co. Ltd.	2,735	108,720
Hanmi Pharm. Co. Ltd.	242	108,434
Hanmi Science Co. Ltd.	467	30,759
Hanon Systems	6,876	64,426
Hanssem Co. Ltd.	410	42,980
Hanwha Chemical Corp.	2,947	70,671
Hanwha Corp.	1,764	58,912
Hanwha Life Insurance Co. Ltd.	9,583	49,517
HLB, Inc.*	1,056	135,190
Hotel Shilla Co. Ltd.	1,049	120,670
Hyosung Corp. (b)	773	96,092
Hyundai Department Store Co. Ltd.	582	60,740
Hyundai Development Co.-Engineering & Construction (b)	2,483	106,880
Hyundai Engineering & Construction Co. Ltd.	2,926	200,324
Hyundai Glovis Co. Ltd.	723	90,212
Hyundai Heavy Industries Co. Ltd.*	1,248	132,563
Hyundai Heavy Industries Holdings Co. Ltd.*	330	118,781
Hyundai Marine & Fire Insurance Co. Ltd.	2,307	72,873
Hyundai Mobis Co. Ltd.	2,346	474,445
Hyundai Motor Co.	5,210	671,822
Hyundai Steel Co.	2,950	169,127
Industrial Bank of Korea	9,270	134,155
ING Life Insurance Korea Ltd., 144A	979	36,510
Kakao Corp.	1,597	153,337
Kangwon Land, Inc.	3,938	98,089
KB Financial Group, Inc.	13,477	647,626
KCC Corp.	218	69,670
KEPCO Plant Service & Engineering Co. Ltd.	830	31,146
Kia Motors Corp.	9,121	263,574

See Notes to Financial Statements.	76

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
South Korea (Continued)
Korea Aerospace Industries Ltd.*	2,500	$102,046
Korea Electric Power Corp.	8,314	255,679
Korea Gas Corp.*	1,160	64,890
Korea Investment Holdings Co. Ltd.	1,434	124,915
Korea Zinc Co. Ltd.	276	103,825
Korean Air Lines Co. Ltd.	1,722	51,039
KT&G Corp.	3,846	342,517
Kumho Petrochemical Co. Ltd.	675	65,750
LG Chem Ltd.	1,560	489,874
LG Corp.	3,184	216,806
LG Display Co. Ltd.	7,951	163,748
LG Electronics, Inc.	3,791	325,661
LG Household & Health Care Ltd.	326	406,158
LG Innotek Co. Ltd.	526	70,267
Lotte Chemical Corp.	577	197,249
Lotte Corp.*	1,064	57,842
Lotte Shopping Co. Ltd.	406	84,368
Medy-Tox, Inc.	156	109,060
Mirae Asset Daewoo Co. Ltd.	11,268	98,260
NAVER Corp.	955	592,694
NCSoft Corp.	605	198,121
Neoplux Co. Ltd.*(b)	5	0
Netmarble Corp., 144A	847	123,363
NH Investment & Securities Co. Ltd.	5,180	76,166
OCI Co. Ltd.	637	78,299
Orion Corp.	704	84,575
Ottogi Corp.	48	36,068
Pan Ocean Co. Ltd.*	7,858	36,886
Pearl Abyss Corp.*	183	37,960
POSCO	2,631	828,633
Posco Daewoo Corp.	1,568	33,311
S-1 Corp.	628	51,501
Samsung Biologics Co. Ltd., 144A*	550	221,949
Samsung C&T Corp.	2,665	310,272
Samsung Card Co. Ltd.	1,061	36,517
Samsung Electro-Mechanics Co. Ltd.	1,840	228,730
Samsung Electronics Co. Ltd.	165,712	7,794,052
Samsung Engineering Co. Ltd.*	5,027	86,041
Samsung Fire & Marine Insurance Co. Ltd.	965	224,252
Samsung Heavy Industries Co. Ltd.*	14,920	103,670
Samsung Life Insurance Co. Ltd.	2,324	222,062
Samsung SDI Co. Ltd.	1,953	363,260
Samsung SDS Co. Ltd.	1,210	236,848
Samsung Securities Co. Ltd.	1,661	56,859
Shinhan Financial Group Co. Ltd.	14,942	606,440
Shinsegae Inc.	228	92,854
SillaJen, Inc.*	1,895	141,516
SK Holdings Co. Ltd.	1,028	264,164
SK Hynix, Inc.	20,045	1,736,818
SK Innovation Co. Ltd.	2,215	423,294
SK Telecom Co. Ltd.	738	151,988
S-Oil Corp.	1,533	152,880
ViroMed Co. Ltd.*	461	113,331
Woori Bank	15,609	221,548
Yuhan Corp.	315	69,549

		26,824,682

	Number of Shares	Value
Taiwan — 11.1%
Acer, Inc.*	107,779	$88,312
Advantech Co. Ltd.	12,835	86,962
Airtac International Group	4,159	71,488
ASE Industrial Holding Co. Ltd.	121,465	308,107
Asia Cement Corp.	77,255	85,219
Asustek Computer, Inc.	21,955	198,948
AU Optronics Corp.	318,964	139,992
Catcher Technology Co. Ltd.	22,361	260,094
Cathay Financial Holding Co. Ltd.	279,828	500,602
Chailease Holding Co. Ltd.	37,384	133,508
Chang Hwa Commercial Bank Ltd.	173,314	101,519
Cheng Shin Rubber Industry Co. Ltd.	71,607	108,983
Chicony Electronics Co. Ltd.	22,117	52,263
China Airlines Ltd.*	96,700	32,759
China Development Financial Holding Corp.	441,617	165,819
China Life Insurance Co. Ltd.	90,630	95,133
China Steel Corp.	441,766	347,969
Chunghwa Telecom Co. Ltd.	135,497	492,938
Compal Electronics, Inc.	154,770	101,763
CTBC Financial Holding Co. Ltd.	600,460	432,887
Delta Electronics, Inc.	65,951	244,332
E.Sun Financial Holding Co. Ltd.	326,433	227,707
Eclat Textile Co. Ltd.	6,560	80,135
Eva Airways Corp.	76,829	38,849
Evergreen Marine Corp. Taiwan Ltd.*	72,035	35,703
Far Eastern New Century Corp.	118,285	112,713
Far EasTone Telecommunications Co. Ltd.	58,801	149,939
Feng TAY Enterprise Co. Ltd.	12,303	54,613
First Financial Holding Co. Ltd.	337,390	229,157
Formosa Chemicals & Fibre Corp.	118,492	454,803
Formosa Petrochemical Corp.	44,115	178,895
Formosa Plastics Corp.	151,371	543,110
Formosa Taffeta Co. Ltd.	27,911	31,068
Foxconn Technology Co. Ltd.	33,850	83,378
Fubon Financial Holding Co. Ltd.	229,922	399,811
General Interface Solution Holding Ltd.	6,232	39,832
Giant Manufacturing Co. Ltd.	11,064	48,006
Globalwafers Co. Ltd.	7,152	141,553
Highwealth Construction Corp.	30,088	45,592
Hiwin Technologies Corp.	6,214	88,145
Hon Hai Precision Industry Co. Ltd.	563,945	1,613,073
Hotai Motor Co. Ltd.	10,064	91,868
HTC Corp.*	24,216	47,363
Hua Nan Financial Holdings Co. Ltd.	264,405	157,964
Innolux Corp.	329,836	127,700
Inventec Corp.	95,824	77,557
Largan Precision Co. Ltd.	3,169	433,653
Lite-On Technology Corp.	77,902	101,663
Macronix International*	64,139	105,965
MediaTek, Inc.	52,515	545,981
Mega Financial Holding Co. Ltd.	353,069	309,332
Micro-Star International Co. Ltd.	24,900	103,883
Nan Ya Plastics Corp.	169,104	472,406
Nanya Technology Corp.	35,295	117,330
Nien Made Enterprise Co. Ltd.	5,412	42,900

See Notes to Financial Statements.	77

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
Taiwan (Continued)
Novatek Microelectronics Corp.	21,288	$96,274
Pegatron Corp.	62,286	131,592
Phison Electronics Corp.	5,431	49,939
Pou Chen Corp.	81,380	99,683
Powertech Technology, Inc.	25,821	77,045
President Chain Store Corp.	18,797	192,603
Quanta Computer, Inc.	84,528	149,525
Realtek Semiconductor Corp.	17,769	67,906
Ruentex Development Co. Ltd.*	33,855	40,848
Ruentex Industries Ltd.*	20,801	42,558
Shin Kong Financial Holding Co. Ltd.	306,127	122,608
SinoPac Financial Holdings Co. Ltd.	386,545	143,205
Standard Foods Corp.	11,891	24,289
Synnex Technology International Corp.	52,213	83,648
TaiMed Biologics, Inc.*	6,407	67,360
Taishin Financial Holding Co. Ltd.	347,367	171,008
Taiwan Business Bank	122,925	37,540
Taiwan Cement Corp.	127,402	185,396
Taiwan Cooperative Financial Holding Co. Ltd.	292,069	172,055
Taiwan High Speed Rail Corp.	62,180	48,044
Taiwan Mobile Co. Ltd.	59,196	217,331
Taiwan Semiconductor Manufacturing Co. Ltd.	847,647	6,337,230
Teco Electric and Machinery Co. Ltd.	70,056	56,468
Uni-President Enterprises Corp.	159,870	390,050
United Microelectronics Corp.	402,488	223,668
Vanguard International Semiconductor Corp.	30,079	65,857
Walsin Technology Corp.	11,000	142,266
Win Semiconductors Corp.	12,204	99,183
Winbond Electronics Corp.	103,467	69,239
Wistron Corp.	95,465	71,850
WPG Holdings Ltd.	57,129	82,944
Yageo Corp.	7,524	238,817
Yuanta Financial Holding Co. Ltd.	375,545	176,733
Zhen Ding Technology Holding Ltd.	17,160	38,774

		21,594,780

Thailand — 2.3%
Advanced Info Service PCL, NVDR	36,374	216,607
Airports of Thailand PCL, NVDR	153,300	328,260
Bangkok Bank PCL, NVDR	8,246	48,718
Bangkok Dusit Medical Services PCL, NVDR	142,300	118,991
Bangkok Expressway & Metro PCL, NVDR	275,800	70,696
Banpu PCL, NVDR	70,900	46,543
Berli Jucker PCL, NVDR	41,300	73,589
BTS Group Holdings PCL, NVDR	216,500	65,647
Bumrungrad Hospital PCL, NVDR	12,900	77,626
Central Pattana PCL, NVDR	49,600	118,224
Charoen Pokphand Foods PCL, NVDR	89,943	70,290
CP ALL PCL, NVDR	175,900	444,011
Delta Electronics Thailand PCL, NVDR	21,602	43,555
Electricity Generating PCL, NVDR	5,200	39,175
Energy Absolute PCL, NVDR	32,900	39,852

	Number of Shares	Value
Thailand (Continued)
Glow Energy PCL, NVDR	19,000	$50,485
Home Product Center PCL, NVDR	145,200	66,268
Indorama Ventures PCL, NVDR	53,497	97,412
IRPC PCL, NVDR	368,645	76,057
Kasikornbank PCL, NVDR	65,779	393,769
Krung Thai Bank PCL, NVDR	130,606	71,448
Minor International PCL, NVDR	79,500	80,767
PTT Exploration & Production PCL, NVDR	48,213	202,709
PTT Global Chemical PCL, NVDR	79,600	222,079
PTT PCL	135,800	221,805
PTT PCL, NVDR	231,380	377,918
Robinson PCL, NVDR	18,600	36,630
Siam Cement PCL	12,958	180,659
Siam Commercial Bank PCL, NVDR	64,998	270,232
Thai Oil PCL, NVDR	29,857	85,866
Thai Union Group PCL, NVDR	70,700	38,234
TMB Bank PCL, NVDR	483,700	37,498
True Corp. PCL, NVDR	368,200	82,295

		4,393,915

Turkey — 0.7%
Akbank TAS	74,302	131,784
Anadolu Efes Biracilik Ve Malt Sanayii AS	7,640	42,525
Arcelik AS	8,701	31,941
Aselsan Elektronik Sanayi Ve Ticaret AS	7,360	38,365
BIM Birlesik Magazalar AS	7,818	119,581
Coca-Cola Icecek AS	2,829	22,270
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	63,993	29,258
Eregli Demir ve Celik Fabrikalari TAS	43,480	107,849
Ford Otomotiv Sanayi AS	2,583	36,513
Haci Omer Sabanci Holding AS	33,827	69,709
KOC Holding AS	28,024	86,471
Petkim Petrokimya Holding AS	24,856	25,858
TAV Havalimanlari Holding AS	3,126	15,149
Tofas Turk Otomobil Fabrikasi AS	4,597	25,384
Tupras Turkiye Petrol Rafinerileri AS	3,908	91,583
Turk Hava Yollari AO*	20,328	74,758
Turkcell Iletisim Hizmetleri AS	39,091	103,611
Turkiye Garanti Bankasi AS	80,016	157,471
Turkiye Halk Bankasi AS	23,563	39,970
Turkiye Is Bankasi AS, Class C	58,489	76,996
Turkiye Sise ve Cam Fabrikalari AS	28,983	25,478
Turkiye Vakiflar Bankasi TAO, Class D	27,627	33,379
Ulker Biskuvi Sanayi AS*	5,666	21,901
Yapi ve Kredi Bankasi AS*	32,030	28,440

		1,436,244

United Arab Emirates — 0.6%
Abu Dhabi Commercial Bank PJSC	69,922	133,823
Aldar Properties PJSC	115,813	64,636
DAMAC Properties Dubai Co. PJSC	66,825	43,481
DP World Ltd.	5,789	130,252
Dubai Investments PJSC	54,509	30,570
Dubai Islamic Bank PJSC	60,093	82,946
Emaar Development PJSC*	26,422	38,124
Emaar Malls PJSC	71,891	40,123

See Notes to Financial Statements.	78

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
United Arab Emirates (Continued)
Emaar Properties PJSC	129,777	$183,722
Emirates Telecommunications Group Co. PJSC	60,529	266,956
First Abu Dhabi Bank PJSC	48,343	161,883

		1,176,516

United States — 0.0%
Nexteer Automotive Group Ltd.*(c)	30,402	50,158

TOTAL COMMON STOCKS (Cost $147,215,617)		181,947,405

PREFERRED STOCKS — 3.2%
Brazil — 2.1%
Banco Bradesco SA	118,129	925,289
Braskem SA, Class A	6,368	77,633
Centrais Eletricas Brasileiras SA, Class B*	8,338	37,503
Cia Brasileira de Distribuicao	5,819	124,222
Cia Energetica de Minas Gerais	32,203	66,325
Gerdau SA	34,634	137,641
Itau Unibanco Holding SA	114,248	1,318,559
Itausa — Investimentos Itau SA	142,054	428,369
Lojas Americanas SA	26,826	128,005
Petroleo Brasileiro SA	138,022	703,443
Telefonica Brasil SA	16,483	201,387

		4,148,376

Chile — 0.1%
Embotelladora Andina SA, Class B	9,600	41,566
Sociedad Quimica y Minera de Chile SA, Class B	3,132	163,488

		205,054

	Number of Shares	Value
Colombia — 0.2%
Bancolombia SA	16,645	$192,921
Grupo Aval Acciones y Valores SA	140,474	60,508
Grupo de Inversiones Suramericana SA	4,201	51,307

		304,736

Russia — 0.1%
Surgutneftegas OJSC	194,184	94,800
Transneft PJSC	18	49,185

		143,985

South Korea — 0.7%
Amorepacific Corp.	331	49,898
Hyundai Motor Co.	896	74,310
Hyundai Motor Co. — 2nd Preferred	1,379	120,892
LG Chem Ltd.	280	51,041
LG Household & Health Care Ltd.	90	61,199
Samsung Electronics Co. Ltd.	29,573	1,111,097

		1,468,437

TOTAL PREFERRED STOCKS (Cost $4,724,526)		6,270,588

SECURITIES LENDING COLLATERAL — 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.68% (d)(e) (Cost $993,218)	993,218	993,218

TOTAL INVESTMENTS — 97.1% (Cost $152,933,361)		$189,211,211
Other assets and liabilities, net — 2.9%		5,660,290

NET ASSETS — 100.0%		$194,871,501

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2018 is as follows:

Value ($) at 5/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2018	Value ($) at 5/31/2018
SECURITIES LENDING COLLATERAL — 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.68% (d)(e)
1,021,172	—	(27,954)	—	—	23,696	—	993,218	993,218

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2018 amounted to $10,739,502, which is 5.5% of net assets.
(b)	Investment was valued using significant unobservable inputs.
(c)	Security is listed in country of domicile. Significant business activities of company are in Australia, New Zealand and the United States.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2018. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $10,090,225.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
NVDR:	Non Voting Depositary Receipt
OJSC:	Open Joint Stock Company

See Notes to Financial Statements.	79

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2018

PJSC:	Private Joint Stock Company
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At May 31, 2018, open futures contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
MSCI Emerging Markets Index Futures	USD	114	$6,805,040	$6,393,690	6/15/2018	$(411,350)

As of May 31, 2018, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	6/5/2018	AED	3,838,700	USD	1,044,942	$—	$(130)
The Bank of Nova Scotia	6/5/2018	AED	1,093,700	USD	297,744	—	(12)
Goldman Sachs & Co.	6/5/2018	BRL	1,100,000	USD	314,483	19,250	—
Goldman Sachs & Co.	6/5/2018	BRL	1,850,800	USD	499,164	2,421	—
Goldman Sachs & Co.	6/5/2018	BRL	16,931,900	USD	4,838,930	294,516	—
The Bank of Nova Scotia	6/5/2018	BRL	38,109,900	USD	10,892,277	663,822	—
Goldman Sachs & Co.	6/5/2018	CLP	1,226,221,800	USD	2,004,318	58,578	—
RBC Capital Markets	6/5/2018	CLP	49,000,000	USD	77,532	—	(220)
RBC Capital Markets	6/5/2018	CLP	462,074,400	USD	755,291	22,082	—
Goldman Sachs & Co.	6/5/2018	CZK	5,142,500	USD	243,617	10,739	—
JP Morgan & Chase Co.	6/5/2018	CZK	3,351,000	USD	158,771	7,021	—
Goldman Sachs & Co.	6/5/2018	EGP	4,700,300	USD	263,322	1,015	—
JP Morgan & Chase Co.	6/5/2018	EUR	682,400	USD	826,399	28,318	—
Goldman Sachs & Co.	6/5/2018	HKD	22,447,900	USD	2,862,431	—	(70)
JP Morgan & Chase Co.	6/5/2018	HKD	12,781,300	USD	1,629,086	—	(754)
JP Morgan & Chase Co.	6/5/2018	HKD	130,638,700	USD	16,659,037	313	—
RBC Capital Markets	6/5/2018	HKD	130,943,700	USD	16,697,424	—	(193)
The Bank of New York Mellon	6/5/2018	HKD	103,669,500	USD	13,219,694	15	—
Goldman Sachs & Co.	6/5/2018	HUF	3,714,400	USD	14,344	762	—
JP Morgan & Chase Co.	6/5/2018	HUF	113,420,500	USD	437,963	23,235	—
JP Morgan & Chase Co.	6/5/2018	HUF	6,269,800	USD	23,322	396	—
RBC Capital Markets	6/5/2018	HUF	73,048,400	USD	282,041	14,935	—
Goldman Sachs & Co.	6/5/2018	INR	89,000,000	USD	1,332,635	14,521	—
Goldman Sachs & Co.	6/5/2018	INR	41,058,300	USD	603,683	—	(4,401)
Goldman Sachs & Co.	6/5/2018	INR	266,947,700	USD	4,005,217	51,650	—
JP Morgan & Chase Co.	6/5/2018	INR	889,487,000	USD	13,322,455	148,914	—
Goldman Sachs & Co.	6/5/2018	KRW	816,000,000	USD	763,116	5,995	—
Goldman Sachs & Co.	6/5/2018	KRW	26,760,942,900	USD	25,073,497	243,489	—
Goldman Sachs & Co.	6/5/2018	KRW	1,212,853,900	USD	1,123,221	—	(2,120)
JP Morgan & Chase Co.	6/5/2018	KRW	6,316,187,300	USD	5,917,912	57,469	—
RBC Capital Markets	6/5/2018	KRW	2,896,772,000	USD	2,712,460	24,705	—
Goldman Sachs & Co.	6/5/2018	MXN	5,000,000	USD	264,819	14,350	—
Goldman Sachs & Co.	6/5/2018	MXN	428,200	USD	22,681	1,231	—
JP Morgan & Chase Co.	6/5/2018	MXN	4,178,700	USD	211,288	1,961	—
JP Morgan & Chase Co.	6/5/2018	MXN	22,172,300	USD	1,174,406	63,714	—
RBC Capital Markets	6/5/2018	MXN	27,985,900	USD	1,482,298	80,380	—
The Bank of New York Mellon	6/5/2018	MXN	71,167,700	USD	3,769,346	204,292	—
Goldman Sachs & Co.	6/5/2018	MYR	15,158,000	USD	3,858,765	50,764	—
Goldman Sachs & Co.	6/5/2018	MYR	713,900	USD	179,372	25	—
RBC Capital Markets	6/5/2018	MYR	6,498,400	USD	1,655,854	23,323	—
Goldman Sachs & Co.	6/5/2018	PHP	71,695,500	USD	1,384,885	20,566	—
JP Morgan & Chase Co.	6/5/2018	PHP	11,091,700	USD	213,870	2,802	—
RBC Capital Markets	6/5/2018	PHP	38,981,400	USD	751,521	9,730	—
Goldman Sachs & Co.	6/5/2018	PLN	326,400	USD	93,183	4,833	—
JP Morgan & Chase Co.	6/5/2018	PLN	306,600	USD	84,229	1,238	—
JP Morgan & Chase Co.	6/5/2018	PLN	3,468,800	USD	990,411	51,469	—

See Notes to Financial Statements.	80

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2018

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
The Bank of Nova Scotia	6/5/2018	PLN	5,503,900	USD	1,571,317	$81,510	$—
Goldman Sachs & Co.	6/5/2018	QAR	4,713,800	USD	1,288,275	—	(6,339)
Goldman Sachs & Co.	6/5/2018	QAR	155,400	USD	42,663	—	(17)
Goldman Sachs & Co.	6/5/2018	RUB	103,240,200	USD	1,632,841	—	(19,787)
JP Morgan & Chase Co.	6/5/2018	RUB	15,095,300	USD	242,334	694	—
JP Morgan & Chase Co.	6/5/2018	RUB	354,651,300	USD	5,613,740	—	(63,377)
Goldman Sachs & Co.	6/5/2018	THB	131,256,300	USD	4,157,891	54,143	—
The Bank of Nova Scotia	6/5/2018	THB	5,581,700	USD	173,868	—	(644)
The Bank of Nova Scotia	6/5/2018	THB	38,055,100	USD	1,205,542	15,744	—
Goldman Sachs & Co.	6/5/2018	TRY	1,456,900	USD	354,714	33,576	—
JP Morgan & Chase Co.	6/5/2018	TRY	5,419,200	USD	1,319,262	124,731	—
RBC Capital Markets	6/5/2018	TRY	2,173,100	USD	529,030	50,023	—
Goldman Sachs & Co.	6/5/2018	TWD	280,975,700	USD	9,517,180	135,733	—
JP Morgan & Chase Co.	6/5/2018	TWD	122,636,400	USD	4,148,588	53,903	—
RBC Capital Markets	6/5/2018	TWD	20,773,300	USD	702,275	8,679	—
The Bank of Nova Scotia	6/5/2018	TWD	330,451,700	USD	11,182,799	149,406	—
The Bank of Nova Scotia	6/5/2018	TWD	24,060,600	USD	803,493	138	—
Goldman Sachs & Co.	6/5/2018	USD	184,442	AED	677,500	5	—
Goldman Sachs & Co.	6/5/2018	USD	860,659	AED	3,161,200	—	(33)
The Bank of Nova Scotia	6/5/2018	USD	297,755	AED	1,093,700	1	—
Goldman Sachs & Co.	6/5/2018	USD	2,165,688	BRL	7,711,800	—	(95,890)
Goldman Sachs & Co.	6/5/2018	USD	3,257,474	BRL	12,170,900	9,118	—
The Bank of Nova Scotia	6/5/2018	USD	10,233,456	BRL	38,109,900	—	(5,000)
Goldman Sachs & Co.	6/5/2018	USD	1,572,907	CLP	994,313,000	4,846	—
Goldman Sachs & Co.	6/5/2018	USD	374,954	CLP	231,908,800	—	(6,966)
RBC Capital Markets	6/5/2018	USD	809,104	CLP	511,074,400	1,857	—
Goldman Sachs & Co.	6/5/2018	USD	54,530	CZK	1,166,700	—	(1,696)
Goldman Sachs & Co.	6/5/2018	USD	179,558	CZK	3,975,800	486	—
JP Morgan & Chase Co.	6/5/2018	USD	151,518	CZK	3,351,000	232	—
Goldman Sachs & Co.	6/5/2018	USD	226,646	EGP	4,054,700	—	(368)
Goldman Sachs & Co.	6/5/2018	USD	36,231	EGP	645,600	—	(202)
JP Morgan & Chase Co.	6/5/2018	USD	112,152	EUR	93,700	—	(2,568)
JP Morgan & Chase Co.	6/5/2018	USD	687,234	EUR	588,700	1,263	—
Goldman Sachs & Co.	6/5/2018	USD	2,862,386	HKD	22,447,900	115	—
JP Morgan & Chase Co.	6/5/2018	USD	14,356,661	HKD	112,612,400	3,394	—
JP Morgan & Chase Co.	6/5/2018	USD	3,927,978	HKD	30,807,600	531	—
RBC Capital Markets	6/5/2018	USD	16,693,166	HKD	130,943,700	4,451	—
The Bank of New York Mellon	6/5/2018	USD	13,216,290	HKD	103,669,500	3,389	—
Goldman Sachs & Co.	6/5/2018	USD	14,125	HUF	3,714,400	—	(544)
JP Morgan & Chase Co.	6/5/2018	USD	355,230	HUF	97,280,600	482	—
JP Morgan & Chase Co.	6/5/2018	USD	85,222	HUF	22,409,700	—	(3,280)
RBC Capital Markets	6/5/2018	USD	266,747	HUF	73,048,400	359	—
Goldman Sachs & Co.	6/5/2018	USD	2,550,635	INR	171,076,200	—	(16,951)
Goldman Sachs & Co.	6/5/2018	USD	3,351,080	INR	225,929,800	—	(4,999)
JP Morgan & Chase Co.	6/5/2018	USD	13,180,612	INR	889,487,000	—	(7,071)
Goldman Sachs & Co.	6/5/2018	USD	4,697,925	KRW	5,053,558,000	—	(9,007)
Goldman Sachs & Co.	6/5/2018	USD	22,051,504	KRW	23,736,238,800	—	(27,953)
JP Morgan & Chase Co.	6/5/2018	USD	5,866,464	KRW	6,316,187,300	—	(6,021)
RBC Capital Markets	6/5/2018	USD	2,688,419	KRW	2,896,772,000	—	(664)
Goldman Sachs & Co.	6/5/2018	USD	283,143	MXN	5,428,200	—	(11,224)
JP Morgan & Chase Co.	6/5/2018	USD	717,821	MXN	14,367,900	1,921	—
JP Morgan & Chase Co.	6/5/2018	USD	625,070	MXN	11,983,100	—	(24,792)
RBC Capital Markets	6/5/2018	USD	1,398,197	MXN	27,985,900	3,720	—
The Bank of New York Mellon	6/5/2018	USD	3,555,576	MXN	71,167,700	9,478	—
Goldman Sachs & Co.	6/5/2018	USD	753,515	MYR	2,974,800	—	(6,184)
Goldman Sachs & Co.	6/5/2018	USD	3,241,373	MYR	12,897,100	—	(1,357)
RBC Capital Markets	6/5/2018	USD	1,633,297	MYR	6,498,400	—	(766)
Goldman Sachs & Co.	6/5/2018	USD	1,047,827	PHP	54,969,000	—	(1,802)

See Notes to Financial Statements.	81

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2018

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	6/5/2018	USD	321,330	PHP	16,726,500	$—	$(3,035)
JP Morgan & Chase Co.	6/5/2018	USD	211,069	PHP	11,091,700	—	(2)
RBC Capital Markets	6/5/2018	USD	742,220	PHP	38,981,400	—	(429)
Goldman Sachs & Co.	6/5/2018	USD	91,356	PLN	326,400	—	(3,006)
JP Morgan & Chase Co.	6/5/2018	USD	266,206	PLN	950,900	—	(8,815)
JP Morgan & Chase Co.	6/5/2018	USD	763,432	PLN	2,824,500	1,109	—
The Bank of Nova Scotia	6/5/2018	USD	1,487,641	PLN	5,503,900	2,166	—
Goldman Sachs & Co.	6/5/2018	USD	1,159,521	QAR	4,221,700	—	(58)
Goldman Sachs & Co.	6/5/2018	USD	177,814	QAR	647,500	18	—
Goldman Sachs & Co.	6/5/2018	USD	978,747	RUB	62,897,200	28,086	—
Goldman Sachs & Co.	6/5/2018	USD	646,721	RUB	40,343,000	—	(927)
JP Morgan & Chase Co.	6/5/2018	USD	5,925,964	RUB	369,746,600	—	(7,207)
Goldman Sachs & Co.	6/5/2018	USD	3,369,184	THB	107,999,200	7,427	—
Goldman Sachs & Co.	6/5/2018	USD	732,461	THB	23,257,100	—	(5,324)
The Bank of Nova Scotia	6/5/2018	USD	1,361,098	THB	43,636,800	3,213	—
Goldman Sachs & Co.	6/5/2018	USD	47,133	TRY	213,900	16	—
Goldman Sachs & Co.	6/5/2018	USD	294,136	TRY	1,243,000	—	(20,146)
JP Morgan & Chase Co.	6/5/2018	USD	1,192,469	TRY	5,419,200	2,062	—
RBC Capital Markets	6/5/2018	USD	478,198	TRY	2,173,100	809	—
Goldman Sachs & Co.	6/5/2018	USD	846,883	TWD	25,000,000	—	(12,163)
Goldman Sachs & Co.	6/5/2018	USD	3,366,204	TWD	100,252,300	—	(18,898)
Goldman Sachs & Co.	6/5/2018	USD	5,195,976	TWD	155,723,400	3,445	—
JP Morgan & Chase Co.	6/5/2018	USD	4,094,021	TWD	122,636,400	664	—
RBC Capital Markets	6/5/2018	USD	693,368	TWD	20,773,300	228	—
The Bank of Nova Scotia	6/5/2018	USD	11,832,261	TWD	354,512,300	4,486	—
Goldman Sachs & Co.	6/5/2018	USD	839,696	ZAR	10,703,400	533	—
JP Morgan & Chase Co.	6/5/2018	USD	1,127,220	ZAR	14,368,900	755	—
JP Morgan & Chase Co.	6/5/2018	USD	11,595,664	ZAR	146,878,100	—	(65,569)
RBC Capital Markets	6/5/2018	USD	1,310,039	ZAR	16,593,700	—	(7,415)
Goldman Sachs & Co.	6/5/2018	ZAR	6,000,000	USD	478,476	7,469	—
Goldman Sachs & Co.	6/5/2018	ZAR	4,703,400	USD	375,103	5,881	—
JP Morgan & Chase Co.	6/5/2018	ZAR	6,017,400	USD	476,678	4,305	—
JP Morgan & Chase Co.	6/5/2018	ZAR	155,229,600	USD	12,378,805	193,108	—
RBC Capital Markets	6/5/2018	ZAR	16,593,700	USD	1,323,325	20,701	—
Goldman Sachs & Co.	6/6/2018	COP	2,730,663,900	USD	971,929	27,409	—
Goldman Sachs & Co.	6/6/2018	COP	90,021,900	USD	30,925	—	(213)
Goldman Sachs & Co.	6/6/2018	IDR	35,909,205,600	USD	2,573,768	—	(8,715)
Goldman Sachs & Co.	6/6/2018	IDR	880,000,000	USD	62,279	—	(1,008)
JP Morgan & Chase Co.	6/6/2018	IDR	14,877,311,300	USD	1,065,634	—	(4,298)
RBC Capital Markets	6/6/2018	IDR	11,425,350,400	USD	817,556	—	(4,121)
Goldman Sachs & Co.	6/6/2018	USD	132,447	COP	375,091,200	—	(2,706)
Goldman Sachs & Co.	6/6/2018	USD	846,197	COP	2,445,594,600	—	(281)
Goldman Sachs & Co.	6/6/2018	USD	605,040	IDR	8,545,586,200	9,533	—
Goldman Sachs & Co.	6/6/2018	USD	2,024,487	IDR	28,243,619,400	6,709	—
JP Morgan & Chase Co.	6/6/2018	USD	1,069,925	IDR	14,877,311,300	6	—
RBC Capital Markets	6/6/2018	USD	822,263	IDR	11,425,350,400	—	(587)
Goldman Sachs & Co.	7/5/2018	AED	3,161,200	USD	860,565	—	(68)
The Bank of Nova Scotia	7/5/2018	AED	1,093,700	USD	297,715	—	(44)
Goldman Sachs & Co.	7/5/2018	BRL	12,170,900	USD	3,246,439	—	(10,581)
The Bank of Nova Scotia	7/5/2018	BRL	38,109,900	USD	10,197,038	—	(1,445)
Goldman Sachs & Co.	7/5/2018	CNH	4,000,000	USD	623,068	153	—
Goldman Sachs & Co.	7/5/2018	EGP	4,054,700	USD	224,388	—	(36)
JP Morgan & Chase Co.	7/5/2018	EUR	588,700	USD	688,847	—	(1,330)
JP Morgan & Chase Co.	7/5/2018	HKD	112,612,400	USD	14,368,458	—	(3,206)
JP Morgan & Chase Co.	7/5/2018	HKD	28,469,000	USD	3,632,357	—	(874)
RBC Capital Markets	7/5/2018	HKD	130,943,700	USD	16,707,437	—	(3,679)
The Bank of New York Mellon	7/5/2018	HKD	103,669,500	USD	13,227,605	—	(2,761)
JP Morgan & Chase Co.	7/5/2018	HUF	97,280,600	USD	355,980	—	(495)

See Notes to Financial Statements.	82

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2018

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
RBC Capital Markets	7/5/2018	HUF	73,048,400	USD	267,289	$—	$(389)
Goldman Sachs & Co.	7/5/2018	IDR	28,243,619,400	USD	2,014,380	—	(9,756)
JP Morgan & Chase Co.	7/5/2018	IDR	14,877,311,300	USD	1,065,176	—	(1,036)
RBC Capital Markets	7/5/2018	IDR	11,425,350,400	USD	818,728	—	(93)
Goldman Sachs & Co.	7/5/2018	INR	225,929,800	USD	3,335,249	589	—
JP Morgan & Chase Co.	7/5/2018	INR	889,487,000	USD	13,125,666	—	(2,912)
Goldman Sachs & Co.	7/5/2018	KRW	23,736,238,800	USD	22,060,727	13,653	—
JP Morgan & Chase Co.	7/5/2018	KRW	6,316,187,300	USD	5,870,936	4,233	—
RBC Capital Markets	7/5/2018	KRW	2,896,772,000	USD	2,690,592	—	(34)
JP Morgan & Chase Co.	7/5/2018	MXN	14,367,900	USD	713,968	—	(1,890)
RBC Capital Markets	7/5/2018	MXN	27,985,900	USD	1,390,783	—	(3,570)
The Bank of New York Mellon	7/5/2018	MXN	71,167,700	USD	3,536,512	—	(9,308)
Goldman Sachs & Co.	7/5/2018	MYR	12,897,100	USD	3,231,627	—	(5,760)
RBC Capital Markets	7/5/2018	MYR	6,498,400	USD	1,632,026	819	—
Goldman Sachs & Co.	7/5/2018	PHP	54,969,000	USD	1,043,649	—	(615)
JP Morgan & Chase Co.	7/5/2018	PHP	11,091,700	USD	210,377	—	(336)
RBC Capital Markets	7/5/2018	PHP	38,981,400	USD	739,685	—	(857)
JP Morgan & Chase Co.	7/5/2018	PLN	2,824,500	USD	763,789	—	(1,225)
The Bank of Nova Scotia	7/5/2018	PLN	5,503,900	USD	1,488,413	—	(2,314)
Goldman Sachs & Co.	7/5/2018	QAR	1,583,000	USD	433,342	—	(1,354)
Goldman Sachs & Co.	7/5/2018	QAR	4,221,700	USD	1,159,043	—	(247)
Goldman Sachs & Co.	7/5/2018	RUB	40,343,000	USD	644,508	948	—
JP Morgan & Chase Co.	7/5/2018	RUB	369,746,600	USD	5,905,916	7,641	—
Goldman Sachs & Co.	7/5/2018	THB	107,999,200	USD	3,372,762	—	(7,363)
The Bank of Nova Scotia	7/5/2018	THB	43,636,800	USD	1,362,373	—	(3,358)
Goldman Sachs & Co.	7/5/2018	TRY	213,900	USD	46,575	—	(2)
JP Morgan & Chase Co.	7/5/2018	TRY	5,419,200	USD	1,178,297	—	(1,746)
RBC Capital Markets	7/5/2018	TRY	2,173,100	USD	472,369	—	(829)
Goldman Sachs & Co.	7/5/2018	TWD	155,723,400	USD	5,197,710	—	(13,863)
JP Morgan & Chase Co.	7/5/2018	TWD	122,636,400	USD	4,101,963	—	(2,292)
RBC Capital Markets	7/5/2018	TWD	20,773,300	USD	694,341	—	(876)
The Bank of Nova Scotia	7/5/2018	TWD	354,512,300	USD	11,848,079	—	(16,335)
The Bank of Nova Scotia	7/5/2018	TWD	16,993,000	USD	567,379	—	(1,323)
Goldman Sachs & Co.	7/5/2018	USD	1,503,868	BRL	5,638,000	4,902	—
Goldman Sachs & Co.	7/5/2018	USD	546,369	INR	36,981,000	—	(540)
Goldman Sachs & Co.	7/5/2018	USD	1,352,401	KRW	1,459,160,000	2,919	—
JP Morgan & Chase Co.	7/5/2018	USD	586,230	MXN	11,795,000	1,437	—
Goldman Sachs & Co.	7/5/2018	USD	405,257	MYR	1,619,000	1,139	—
The Bank of Nova Scotia	7/5/2018	USD	179,179	THB	5,733,000	251	—
JP Morgan & Chase Co.	7/5/2018	USD	480,167	ZAR	6,106,000	—	(2,806)
JP Morgan & Chase Co.	7/5/2018	ZAR	146,878,100	USD	11,549,608	66,812	—
RBC Capital Markets	7/5/2018	ZAR	16,593,700	USD	1,304,780	7,500	—
Goldman Sachs & Co.	7/6/2018	CLP	994,313,000	USD	1,573,405	—	(4,966)
RBC Capital Markets	7/6/2018	CLP	511,074,400	USD	809,459	—	(1,819)
Goldman Sachs & Co.	7/6/2018	COP	2,445,594,600	USD	845,101	219	—
RBC Capital Markets	7/6/2018	USD	214,187	CLP	135,314,000	610	—
Goldman Sachs & Co.	7/9/2018	CZK	3,975,800	USD	179,917	—	(502)
JP Morgan & Chase Co.	7/9/2018	CZK	3,351,000	USD	151,783	—	(283)

Total unrealized appreciation (depreciation)						$3,422,730	$(633,443)

See Notes to Financial Statements.	83

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2018

Currency Abbreviations

AED	Arab Emirates Dirham
BRL	Brazilian Real
CNH	Chinese Yuan
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee

KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$181,665,782	$—	$281,623	$181,947,405
Preferred Stocks (f)	6,270,588	—	—	6,270,588
Short-Term Investments	993,218	—	—	993,218
Derivatives (g)
Forward Foreign Currency Contracts	—	3,422,730	—	3,422,730

TOTAL	$188,929,588	$3,422,730	$281,623	$192,633,941

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Forward Foreign Currency Contracts	$—	$(633,443)	$—	$(633,443)
Futures Contracts	(411,350)	—	—	(411,350)

TOTAL	$(411,350)	$(633,443)	$—	$(1,044,793)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

During the year ended May 31, 2018, the amount of transfers between Level 1 and Level 3 was $321,850 and between Level 3 and Level 1 was $332,592. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Investments were transferred from Level 3 to Level 1 as a result of the resumption of trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

See Notes to Financial Statements.	84

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF

May 31, 2018

	Number of Shares	Value
COMMON STOCKS — 95.0%
Australia — 0.5%
BHP Billiton PLC	342,156	$7,864,244

Austria — 0.3%
ANDRITZ AG	11,135	555,839
Erste Group Bank AG*	46,492	1,939,250
OMV AG	22,580	1,298,733
Raiffeisen Bank International AG*	22,326	707,051
voestalpine AG	16,849	905,284

		5,406,157

Belgium — 1.6%
Ageas	32,930	1,670,753
Anheuser-Busch InBev SA/NV	123,306	11,563,721
Colruyt SA	8,889	472,507
Groupe Bruxelles Lambert SA	14,266	1,512,990
KBC Group NV	40,779	3,155,915
Proximus SADP	23,807	637,618
Solvay SA	11,019	1,481,395
Telenet Group Holding NV*	8,704	440,186
UCB SA	21,423	1,690,499
Umicore SA	35,356	2,000,503

		24,626,087

Chile — 0.1%
Antofagasta PLC	61,897	867,669

Denmark — 2.6%
A.P. Moller — Maersk A/S, Class A	538	756,301
A.P. Moller — Maersk A/S, Class B	1,131	1,692,596
Carlsberg A/S, Class B	16,294	1,811,966
Chr Hansen Holding A/S	17,318	1,663,076
Coloplast A/S, Class B	19,999	1,901,062
Danske Bank A/S	121,722	4,041,691
DSV A/S	31,333	2,605,403
Genmab A/S*	10,165	1,529,544
H Lundbeck A/S	9,907	698,834
ISS A/S	24,945	852,573
Novo Nordisk A/S, Class B	285,718	13,573,137
Novozymes A/S, Class B	34,078	1,737,447
Orsted A/S, 144A	32,370	1,939,663
Pandora A/S	18,829	1,482,270
Tryg A/S	17,452	402,128
Vestas Wind Systems A/S	32,244	2,114,435
William Demant Holding A/S*	18,447	671,627

		39,473,753

Finland — 1.6%
Elisa OYJ	25,724	1,150,272
Fortum OYJ	66,693	1,567,917
Kone OYJ, Class B	55,383	2,741,957
Metso OYJ	16,252	562,759
Neste OYJ	19,638	1,598,314
Nokia OYJ (a)	888,636	5,131,941
Nokian Renkaat OYJ	16,679	647,545
Orion OYJ, Class B	16,467	486,849
Sampo OYJ, Class A	71,811	3,532,624
Stora Enso OYJ, Class R	94,288	1,929,520
UPM-Kymmene OYJ	86,164	3,163,913

	Number of Shares	Value
Finland (Continued)
Wartsila OYJ Abp	76,593	$1,619,341

		24,132,952

France — 16.2%
Accor SA	32,592	1,783,530
Aeroports de Paris	4,495	939,042
Air Liquide SA (a)	69,489	8,562,241
Airbus SE	94,043	10,698,298
Alstom SA	23,208	1,098,812
Amundi SA, 144A	8,837	646,091
Arkema SA	11,816	1,440,049
Atos SE (a)	16,060	2,181,637
AXA SA	314,603	7,843,008
BioMerieux	5,718	503,350
BNP Paribas SA (a)	182,407	11,314,608
Bollore SA	129,388	637,108
Bouygues SA	34,331	1,586,916
Bureau Veritas SA	41,806	1,036,597
Capgemini SE*	25,916	3,412,950
Carrefour SA	98,241	1,771,531
Casino Guichard Perrachon SA	8,858	383,149
Cie de Saint-Gobain (a)	80,039	4,011,775
Cie Generale des Etablissements Michelin	28,074	3,633,144
CNP Assurances (a)	24,844	581,455
Covivio REIT	6,939	723,996
Credit Agricole SA	186,808	2,563,860
Danone SA	97,970	7,489,196
Dassault Aviation SA*	392	759,804
Dassault Systemes SE	19,956	2,803,032
Edenred	40,452	1,297,169
Eiffage SA	13,139	1,480,710
Electricite de France SA (a)	86,431	1,151,874
Engie SA	296,519	4,691,822
Essilor International SA	33,179	4,534,282
Eurazeo SA	6,788	531,676
Eutelsat Communications SA	24,863	477,553
Faurecia SA	11,110	941,635
Gecina SA REIT	7,415	1,282,932
Getlink	70,361	953,336
Hermes International	5,121	3,644,686
ICADE REIT	4,676	434,583
Iliad SA	3,771	639,007
Imerys SA	5,658	482,193
Ingenico Group SA (a)	9,193	735,096
Ipsen SA	5,470	868,076
JCDecaux SA (a)	11,905	370,483
Kering	12,254	7,015,179
Klepierre SA REIT (a)	32,982	1,284,733
Legrand SA	43,019	3,245,787
L’Oreal SA (a)	40,737	9,791,358
LVMH Moet Hennessy Louis Vuitton SE	45,094	15,659,543
Natixis SA (a)	153,977	1,115,676
Orange SA (a)	324,164	5,580,214
Pernod Ricard SA	34,442	5,785,966
Peugeot SA	98,933	2,306,779
Publicis Groupe SA (a)	32,430	2,257,286

See Notes to Financial Statements.	85

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
France (Continued)
Remy Cointreau SA	3,593	$532,187
Renault SA	31,481	3,041,004
Rexel SA	44,826	659,499
Safran SA	54,159	6,467,550
Sanofi	182,860	14,029,813
Schneider Electric SE	89,211	7,694,631
SCOR SE	26,060	962,094
SEB SA	3,531	637,760
Societe BIC SA (a)	4,601	447,514
Societe Generale SA (a)	120,823	5,205,672
Sodexo SA	14,382	1,395,831
Suez (a)	54,311	747,935
Teleperformance	10,131	1,601,252
Thales SA	17,579	2,237,962
TOTAL SA	390,493	23,761,001
Ubisoft Entertainment SA*	11,730	1,270,087
Unibail-Rodamco SE REIT	22,610	5,089,497
Valeo SA*	39,216	2,490,312
Veolia Environnement SA	87,622	1,989,267
Vinci SA	82,134	8,038,647
Vivendi SA	165,750	4,169,909
Wendel SA	4,623	610,707

		250,044,944

Germany — 13.7%
1&1 Drillisch AG	7,606	526,391
adidas AG	30,465	6,895,048
Allianz SE	71,151	14,671,047
Axel Springer SE	7,869	571,271
BASF SE	148,728	14,648,508
Bayer AG	133,924	15,947,508
Bayerische Motoren Werke AG	53,510	5,340,991
Beiersdorf AG	15,647	1,797,375
Brenntag AG	27,088	1,562,453
Commerzbank AG*	159,259	1,627,778
Continental AG	17,756	4,506,462
Covestro AG, 144A	32,188	2,932,818
Daimler AG	147,080	10,605,441
Delivery Hero AG, 144A*	15,370	706,510
Deutsche Bank AG (b)	316,179	3,384,675
Deutsche Boerse AG	31,297	4,185,617
Deutsche Lufthansa AG	35,077	953,402
Deutsche Post AG	159,538	6,055,879
Deutsche Telekom AG	541,627	8,370,714
Deutsche Wohnen SE	57,872	2,714,991
E.ON SE	356,972	3,785,890
Evonik Industries AG	26,747	937,427
Fraport AG Frankfurt Airport Services Worldwide	5,952	556,791
Fresenius Medical Care AG & Co. KGaA	34,744	3,469,526
Fresenius SE & Co. KGaA	67,567	5,194,302
GEA Group AG	27,825	1,024,652
Hannover Rueck SE	10,603	1,338,700
HeidelbergCement AG	23,304	2,065,049
Henkel AG & Co. KGaA	16,329	1,841,164
HOCHTIEF AG	2,655	487,919
HUGO BOSS AG	9,857	885,909

	Number of Shares	Value
Germany (Continued)
Infineon Technologies AG	184,698	$5,071,962
Innogy SE, 144A	20,678	872,905
K+S AG	30,396	813,734
KION Group AG	10,312	838,317
LANXESS AG	13,808	1,092,501
Linde AG	19,533	4,045,208
Linde AG	10,407	2,384,583
MAN SE	5,547	603,724
Merck KGaA	21,325	2,177,374
METRO AG	28,428	382,851
MTU Aero Engines AG	7,818	1,477,871
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	25,655	5,287,557
OSRAM Licht AG	14,949	882,190
ProSiebenSat.1 Media SE	35,358	1,040,403
Puma SE	1,290	782,686
RWE AG	87,622	1,986,706
SAP SE	159,123	17,921,335
Siemens AG	123,846	16,143,125
Siemens Healthineers AG, 144A*	23,039	915,877
Symrise AG	21,108	1,714,007
Telefonica Deutschland Holding AG	107,278	453,492
thyssenkrupp AG	72,793	1,920,666
TUI AG	76,976	1,787,665
Uniper SE	29,717	942,509
United Internet AG	18,632	1,189,277
Volkswagen AG	4,941	919,001
Vonovia SE	77,926	3,676,752
Wirecard AG	19,596	3,027,369
Zalando SE, 144A*	20,510	1,092,156

		211,036,011

Ireland — 1.0%
AerCap Holdings NV*	20,568	1,137,616
AIB Group PLC	119,116	650,863
Bank of Ireland Group PLC	146,342	1,209,537
CRH PLC	133,818	4,943,476
DCC PLC	15,717	1,507,453
Kerry Group PLC, Class A	26,014	2,741,597
Paddy Power Betfair PLC	13,977	1,699,331
Ryanair Holdings PLC*	26,320	502,923
Smurfit Kappa Group PLC	36,691	1,518,426

		15,911,222

Isle of Man — 0.1%
GVC Holdings PLC	82,314	1,112,839

Italy — 3.1%
Assicurazioni Generali SpA (a)	188,772	3,210,934
Atlantia SpA	80,989	2,347,109
Davide Campari-Milano SpA	92,979	694,571
Enel SpA	1,320,684	7,261,137
Eni SpA	413,335	7,484,872
Ferrari NV	20,255	2,640,206
Intesa Sanpaolo SpA	2,183,147	6,417,493
Intesa Sanpaolo SpA-RSP	151,079	454,791
Leonardo SpA	63,557	648,201
Luxottica Group SpA	25,848	1,609,985

See Notes to Financial Statements.	86

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
Italy (Continued)
Mediobanca SpA	92,356	$871,087
Moncler SpA	28,993	1,331,021
Pirelli & C SpA, 144A*	65,829	563,171
Poste Italiane SpA, 144A	75,531	646,702
Prysmian SpA	32,051	891,763
Recordati SpA	16,308	604,353
Snam SpA	388,610	1,593,692
Telecom Italia SpA*	1,978,434	1,589,408
Telecom Italia SpA-RSP	937,084	656,200
Terna Rete Elettrica Nazionale SpA	251,491	1,332,132
UniCredit SpA	326,186	5,389,657

		48,238,485

Jersey Island — 0.1%
Randgold Resources Ltd.	13,994	1,110,218

Luxembourg — 0.5%
ArcelorMittal	106,878	3,460,978
Eurofins Scientific SE	2,134	1,096,188
Millicom International Cellular SA SDR (a)	10,118	637,889
RTL Group SA	5,705	430,509
SES SA	57,735	997,235
Tenaris SA	71,702	1,286,680

		7,909,479

Mexico — 0.0%
Fresnillo PLC	35,437	625,830

Netherlands — 7.3%
ABN AMRO Group NV, 144A (a)	71,140	1,847,943
Aegon NV (a)	266,046	1,656,489
Akzo Nobel NV	40,248	3,533,581
ASML Holding NV	66,283	12,971,445
EXOR NV	16,328	1,183,465
Heineken Holding NV	19,759	1,924,158
Heineken NV	41,443	4,149,145
ING Groep NV	630,637	9,184,564
Koninklijke Ahold Delhaize NV	201,250	4,623,998
Koninklijke DSM NV	30,171	3,004,402
Koninklijke KPN NV	517,949	1,409,010
Koninklijke Philips NV	154,245	6,314,777
Koninklijke Vopak NV	10,968	538,527
NN Group NV	47,445	2,038,904
NXP Semiconductors NV*	55,615	6,340,110
QIAGEN NV*	34,143	1,239,749
Randstad NV	17,774	1,060,954
Royal Dutch Shell PLC, Class A	744,452	25,799,752
Royal Dutch Shell PLC, Class B	605,426	21,545,037
Wolters Kluwer NV	45,456	2,552,848

		112,918,858

Norway — 1.1%
Aker BP ASA	18,874	689,666
DNB ASA	158,445	2,836,740
Equinor ASA	193,160	5,082,350
Gjensidige Forsikring ASA	32,269	498,072
Marine Harvest ASA	62,107	1,242,489
Norsk Hydro ASA	203,575	1,277,273

	Number of Shares	Value
Norway (Continued)
Orkla ASA	122,136	$1,101,548
Schibsted ASA, Class B	15,589	422,936
Telenor ASA	123,228	2,538,291
Yara International ASA (a)	31,772	1,309,289

		16,998,654

Portugal — 0.2%
EDP — Energias de Portugal SA	421,448	1,650,515
Galp Energia SGPS SA	75,788	1,408,289
Jeronimo Martins SGPS SA	37,403	588,111

		3,646,915

South Africa — 0.1%
Investec PLC	106,490	786,518
Mediclinic International PLC	58,946	478,777

		1,265,295

Spain — 4.5%
ACS Actividades de Construccion y Servicios SA	42,196	1,751,672
Aena SME SA, 144A	11,355	2,180,999
Amadeus IT Group SA	69,848	5,544,399
Banco Bilbao Vizcaya Argentaria SA	1,082,866	7,391,693
Banco de Sabadell SA	923,020	1,551,675
Banco Santander SA	2,612,191	14,047,321
Bankia SA	195,132	740,471
Bankinter SA	107,821	1,039,135
CaixaBank SA	591,661	2,514,940
Enagas SA	33,037	880,961
Endesa SA	47,892	1,055,091
Ferrovial SA*	77,242	28,099
Ferrovial SA	74,232	1,512,583
Gas Natural SDG SA	52,625	1,291,324
Grifols SA	45,543	1,341,692
Iberdrola SA	948,008	6,729,372
Industria de Diseno Textil SA	176,728	5,580,341
Mapfre SA	225,386	682,956
Red Electrica Corp. SA	76,635	1,491,668
Repsol SA	216,483	4,126,438
Siemens Gamesa Renewable Energy SA	37,653	579,057
Telefonica SA	758,233	6,689,718

		68,751,605

Sweden — 3.9%
Alfa Laval AB	43,673	1,090,451
Assa Abloy AB, Class B	162,902	3,502,196
Atlas Copco AB, Class A	111,166	4,411,799
Atlas Copco AB, Class B	60,319	2,181,828
Boliden AB	47,744	1,682,850
Electrolux AB, Series B	36,569	902,293
Essity AB, Class B	99,477	2,526,658
Hennes & Mauritz AB, Class B (a)	142,357	2,144,935
Hexagon AB, Class B	43,102	2,427,545
Husqvarna AB, Class B	67,827	666,649
ICA Gruppen AB (a)	13,099	404,150
Industrivarden AB, Class C	26,422	554,859
Investor AB, Class B	75,456	3,128,065

See Notes to Financial Statements.	87

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
Sweden (Continued)
Kinnevik AB, Class B	41,906	$1,459,732
L E Lundbergforetagen AB, Class B	12,184	393,465
Lundin Petroleum AB	29,209	926,040
Nordea Bank AB	483,571	4,649,774
Sandvik AB	184,534	3,201,427
Securitas AB, Class B	49,434	796,518
Skandinaviska Enskilda Banken AB, Class A	265,551	2,392,010
Skanska AB, Class B	50,846	936,019
SKF AB, Class B	56,677	1,100,559
Svenska Handelsbanken AB, Class A	248,796	2,726,879
Swedbank AB, Class A	146,853	3,052,256
Swedish Match AB	28,748	1,362,573
Tele2 AB, Class B (a)	52,661	644,297
Telefonaktiebolaget LM Ericsson, Class B	497,694	3,609,496
Telia Co. AB	468,258	2,194,984
Volvo AB, Class B	253,393	4,360,126

		59,430,433

Switzerland — 12.6%
ABB Ltd.	299,114	6,764,662
Adecco Group AG	24,105	1,445,909
Baloise Holding AG	7,487	1,098,438
Barry Callebaut AG	341	596,127
Chocoladefabriken Lindt & Spruengli AG	17	1,285,004
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	173	1,106,702
Cie Financiere Richemont SA	84,698	7,763,410
Clariant AG*	34,617	835,219
Coca-Cola HBC AG*	33,608	1,148,190
Credit Suisse Group AG*	415,949	6,338,833
Dufry AG*(a)	5,158	703,625
EMS-Chemie Holding AG	1,280	800,649
Ferguson PLC*	40,684	3,159,534
Geberit AG	6,100	2,635,329
Givaudan SA	1,488	3,313,880
Glencore PLC*	1,871,978	9,258,483
Julius Baer Group Ltd.*	37,501	2,187,812
Kuehne + Nagel International AG	8,057	1,214,763
LafargeHolcim Ltd.*	79,410	4,063,961
Lonza Group AG*	12,122	3,243,275
Nestle SA	503,107	37,967,836
Novartis AG	359,822	26,636,174
Pargesa Holding SA	6,127	535,553
Partners Group Holding AG	2,601	1,878,969
Roche Holding AG	113,642	24,334,562
Schindler Holding AG	3,023	620,181
Schindler Holding AG Participation Certificates	7,178	1,516,294
SGS SA	881	2,278,479
Sika AG*	340	2,714,895
Sonova Holding AG	9,081	1,584,752
STMicroelectronics NV	110,865	2,638,779
Straumann Holding AG	1,609	1,060,314
Swatch Group AG — Bearer	5,115	2,481,730

	Number of Shares	Value
Switzerland (Continued)
Swatch Group AG — Registered	8,856	$786,671
Swiss Life Holding AG*	5,615	1,914,205
Swiss Prime Site AG*	11,148	1,040,035
Swiss Re AG	49,833	4,306,793
Swisscom AG	4,414	1,968,744
Temenos AG*	9,792	1,450,519
UBS Group AG*	624,799	9,413,824
Vifor Pharma AG	7,753	1,203,147
Zurich Insurance Group AG	24,469	7,254,304

		194,550,565

United Arab Emirates (c) — 0.0%
NMC Health PLC*	16,840	788,889

United Kingdom — 23.3%
3i Group PLC	163,905	2,076,457
Admiral Group PLC	31,154	797,435
Anglo American PLC	171,154	4,089,039
Ashtead Group PLC	81,149	2,514,567
Associated British Foods PLC	55,179	1,943,826
AstraZeneca PLC	204,787	14,880,236
Auto Trader Group PLC, 144A	142,571	668,269
Aviva PLC	650,705	4,418,479
Babcock International Group PLC	40,564	449,183
BAE Systems PLC	509,833	4,333,496
Barclays PLC	2,764,316	7,248,038
Barratt Developments PLC	152,628	1,106,997
Berkeley Group Holdings PLC	19,081	1,077,008
BP PLC	3,225,227	24,708,519
British American Tobacco PLC	371,237	19,093,599
British Land Co. PLC REIT	144,946	1,306,393
BT Group PLC	1,367,520	3,724,890
Bunzl PLC	50,944	1,550,838
Burberry Group PLC	65,669	1,806,170
Centrica PLC	854,331	1,656,988
CNH Industrial NV	174,428	2,043,218
Coca-Cola European Partners PLC	38,683	1,468,793
Compass Group PLC	251,571	5,409,320
ConvaTec Group PLC, 144A	220,906	680,411
Croda International PLC	19,550	1,211,593
Diageo PLC	397,792	14,608,181
Direct Line Insurance Group PLC	207,939	988,211
easyJet PLC	24,786	563,101
Experian PLC	149,203	3,652,474
Fiat Chrysler Automobiles NV*	170,765	3,872,856
G4S PLC	233,065	836,215
GlaxoSmithKline PLC	801,883	16,245,526
Hammerson PLC REIT	116,596	847,830
Hargreaves Lansdown PLC	47,640	1,207,703
HSBC Holdings PLC	3,236,630	31,004,527
Imperial Brands PLC	155,659	5,607,656
InterContinental Hotels Group PLC	30,608	1,958,749
International Consolidated Airlines Group SA	99,463	903,237
Intertek Group PLC	27,330	1,985,853
ITV PLC	640,159	1,383,714
J Sainsbury PLC	297,623	1,259,334
John Wood Group PLC	99,397	886,083

See Notes to Financial Statements.	88

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
United Kingdom (Continued)
Johnson Matthey PLC	29,464	$1,375,966
Kingfisher PLC	333,235	1,351,988
Land Securities Group PLC REIT	129,812	1,604,164
Legal & General Group PLC	968,120	3,472,234
Lloyds Banking Group PLC	11,679,744	9,814,245
London Stock Exchange Group PLC	48,517	2,887,479
Marks & Spencer Group PLC	300,965	1,136,245
Meggitt PLC	125,791	822,219
Melrose Industries PLC	806,569	2,530,413
Merlin Entertainments PLC, 144A	115,793	564,611
Micro Focus International PLC	64,668	1,145,928
Mondi PLC	55,719	1,547,318
National Grid PLC	546,587	6,054,782
Next PLC	22,025	1,698,172
Old Mutual PLC	820,312	2,614,966
Pearson PLC	120,760	1,447,354
Persimmon PLC	52,165	1,963,859
Prudential PLC	419,026	10,087,818
Reckitt Benckiser Group PLC	108,223	8,288,105
RELX NV	158,056	3,451,585
RELX PLC	172,081	3,780,177
Rio Tinto PLC	194,494	10,962,507
Rolls-Royce Holdings PLC*	269,395	2,953,049
Rolls-Royce Holdings PLC — Entitlement*	18,661,072	24,807
Royal Bank of Scotland Group PLC*	594,447	2,173,910
Royal Mail PLC	134,240	908,317
RSA Insurance Group PLC	180,174	1,561,149
Sage Group PLC	186,601	1,643,131
Schroders PLC	23,457	1,009,376
Segro PLC REIT	154,415	1,343,703
Severn Trent PLC	43,262	1,143,877
Sky PLC	167,437	2,998,174
Smith & Nephew PLC	145,333	2,643,911
Smiths Group PLC	59,872	1,401,192
SSE PLC	165,407	3,006,900
St James’s Place PLC	80,899	1,281,909
Standard Chartered PLC	455,477	4,568,999
Standard Life Aberdeen PLC	449,330	2,093,588
Taylor Wimpey PLC	576,306	1,456,758
Tesco PLC	1,575,015	5,144,316
Travis Perkins PLC	36,667	655,838
Unilever NV	251,401	14,030,727

	Number of Shares	Value
United Kingdom (Continued)
Unilever PLC	197,596	$10,891,749
United Utilities Group PLC	102,940	1,061,626
Vodafone Group PLC	4,316,104	11,005,850
Weir Group PLC	42,652	1,242,280
Whitbread PLC	31,583	1,769,656
Wm Morrison Supermarkets PLC	338,465	1,105,945
WPP PLC	206,107	3,376,894

		359,174,778

United States (c) — 0.6%
Carnival PLC	31,266	2,010,417
Shire PLC	147,363	8,031,749

		10,042,166

TOTAL COMMON STOCKS (Cost $1,444,236,940)		1,465,928,048

PREFERRED STOCKS — 0.9%
Germany — 0.9%
Bayerische Motoren Werke AG	8,834	774,034
FUCHS PETROLUB SE	11,085	581,334
Henkel AG & Co. KGaA	29,536	3,647,976
Porsche Automobil Holding SE	25,942	1,913,048
Sartorius AG	5,814	851,642
Schaeffler AG	27,037	404,891
Volkswagen AG	30,530	5,744,094

		13,917,019

TOTAL PREFERRED STOCKS (Cost $14,942,297)		13,917,019

SECURITIES LENDING COLLATERAL — 4.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.68% (d)(e) (Cost $66,534,337)	66,534,337	66,534,337

TOTAL INVESTMENTS — 100.2% (Cost $1,525,713,574)		$1,546,379,404
Other assets and liabilities, net — (0.2%)		(3,207,533)

NET ASSETS — 100.0%		$1,543,171,871

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2018 is as follows:

Value ($) at 5/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2018	Value ($) at 5/31/2018
COMMON STOCK — 0.2%
Germany — 0.2%
Deutsche Bank AG (b)
10,922,148	308,559	(5,679,295)	29,015	(2,195,752)	35,570	—	316,179	3,384,675

See Notes to Financial Statements.	89

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

May 31, 2018

Value ($) at 5/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2018	Value ($) at 5/31/2018
SECURITIES LENDING COLLATERAL — 4.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.68% (d)(e)
158,962,186	—	(92,427,849)	—	—	530,853	—	66,534,337	66,534,337

169,884,334	308,559	(98,107,144)	29,015	(2,195,752)	566,423	—	66,850,516	69,919,012

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2018 amounted to $62,636,378, which is 4.1% of net assets.
(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Securities are listed in country of domicile and trade on exchanges within the MSCI Europe US Dollar Hedged Index.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2018.

REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
SDR:	Swedish Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At May 31, 2018, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
AMSTERDAM Index Futures	EUR	41	$5,439,063	$5,293,477	6/15/2018	$(93,543)
CAC40 10 EURO Futures	EUR	176	11,407,441	11,065,326	6/15/2018	(232,208)
DAX Index Futures	EUR	27	10,276,406	9,952,186	6/15/2018	101,752
EURO STOXX Futures	EUR	100	4,121,720	3,982,932	6/15/2018	101,991
FTSE 100 Index Futures	GBP	159	15,929,889	16,211,765	6/15/2018	961,214
FTSE/MIB Index Futures	EUR	17	2,341,085	2,163,853	6/15/2018	(81,937)
IBEX 35 Index Futures	EUR	28	3,355,395	3,092,340	6/15/2018	(230,610)
OMXS30 Index Futures	SEK	148	2,724,752	2,590,264	6/15/2018	(99,536)
SWISS MKT IX Futures	CHF	98	8,864,487	8,404,972	6/15/2018	(302,668)

Total net unrealized appreciation						$124,455

As of May 31, 2018, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
JP Morgan & Chase Co.	6/5/2018	CHF	87,448,422	USD	88,578,874	$—	$(188,881)
JP Morgan & Chase Co.	6/5/2018	CHF	4,559,000	USD	4,617,962	—	(9,819)
RBC Capital Markets	6/5/2018	CHF	96,815,717	USD	98,059,603	—	(216,771)
Goldman Sachs & Co.	6/5/2018	EUR	4,512,200	USD	5,464,274	187,162	—
Goldman Sachs & Co.	6/5/2018	EUR	41,119,000	USD	49,793,875	1,704,344	—
JP Morgan & Chase Co.	6/5/2018	EUR	136,671,023	USD	165,511,069	5,671,445	—
RBC Capital Markets	6/5/2018	EUR	150,688,697	USD	182,474,217	6,240,630	—
The Bank of New York Mellon	6/5/2018	EUR	60,141,055	USD	72,832,321	2,496,098	—
The Bank of Nova Scotia	6/5/2018	EUR	275,345,921	USD	333,424,636	11,401,815	—
Goldman Sachs & Co.	6/5/2018	GBP	25,520,000	USD	35,200,400	1,266,398	—
Goldman Sachs & Co.	6/5/2018	GBP	2,792,500	USD	3,851,958	138,764	—
JP Morgan & Chase Co.	6/5/2018	GBP	70,099,650	USD	96,694,006	3,482,344	—
RBC Capital Markets	6/5/2018	GBP	114,670,220	USD	158,160,048	5,682,798	—
The Bank of New York Mellon	6/5/2018	GBP	11,847,864	USD	16,342,884	588,753	—
The Bank of Nova Scotia	6/5/2018	GBP	91,081,790	USD	125,625,470	4,513,809	—
JP Morgan & Chase Co.	6/5/2018	NOK	40,511,591	USD	5,062,372	110,465	—

See Notes to Financial Statements.	90

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

May 31, 2018

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
RBC Capital Markets	6/5/2018	NOK	34,552,800	USD	4,317,678	$94,140	$—
RBC Capital Markets	6/5/2018	NOK	5,867,000	USD	733,115	15,967	—
The Bank of Nova Scotia	6/5/2018	NOK	53,655,800	USD	6,704,545	145,964	—
JP Morgan & Chase Co.	6/5/2018	SEK	201,284,236	USD	23,076,868	243,740	—
RBC Capital Markets	6/5/2018	SEK	194,105,900	USD	22,251,876	233,040	—
The Bank of Nova Scotia	6/5/2018	SEK	131,633,950	USD	15,090,272	158,080	—
The Bank of Nova Scotia	6/5/2018	SEK	21,440,000	USD	2,458,002	25,908	—
JP Morgan & Chase Co.	6/5/2018	USD	1,493,108	CHF	1,498,600	28,101	—
JP Morgan & Chase Co.	6/5/2018	USD	92,071,646	CHF	90,508,822	—	(197,319)
RBC Capital Markets	6/5/2018	USD	5,771,228	CHF	5,707,300	22,178	—
RBC Capital Markets	6/5/2018	USD	1,172,976	CHF	1,165,600	10,210	—
RBC Capital Markets	6/5/2018	USD	91,488,981	CHF	89,942,817	—	(189,198)
Goldman Sachs & Co.	6/5/2018	USD	53,204,953	EUR	45,631,200	161,692	—
JP Morgan & Chase Co.	6/5/2018	USD	159,546,335	EUR	136,671,023	293,288	—
RBC Capital Markets	6/5/2018	USD	175,898,916	EUR	150,688,697	334,671	—
The Bank of New York Mellon	6/5/2018	USD	70,207,465	EUR	60,141,055	128,759	—
The Bank of Nova Scotia	6/5/2018	USD	283,388,714	EUR	242,772,821	539,185	—
The Bank of Nova Scotia	6/5/2018	USD	3,576,643	EUR	3,029,000	—	(34,164)
The Bank of Nova Scotia	6/5/2018	USD	23,462,607	EUR	20,112,300	59,149	—
The Bank of Nova Scotia	6/5/2018	USD	4,960,758	EUR	4,126,400	—	(134,847)
The Bank of Nova Scotia	6/5/2018	USD	6,297,457	EUR	5,305,400	—	(92,680)
Goldman Sachs & Co.	6/5/2018	USD	37,623,292	GBP	28,312,500	23,903	—
JP Morgan & Chase Co.	6/5/2018	USD	93,281,815	GBP	70,099,650	—	(70,152)
RBC Capital Markets	6/5/2018	USD	3,401,633	GBP	2,508,000	—	(66,740)
RBC Capital Markets	6/5/2018	USD	2,659,302	GBP	1,950,700	—	(65,451)
RBC Capital Markets	6/5/2018	USD	132,587,323	GBP	99,641,020	—	(94,435)
RBC Capital Markets	6/5/2018	USD	1,420,808	GBP	1,051,000	—	(23,291)
RBC Capital Markets	6/5/2018	USD	12,647,046	GBP	9,519,500	11,055	—
The Bank of New York Mellon	6/5/2018	USD	15,766,190	GBP	11,847,864	—	(12,058)
The Bank of Nova Scotia	6/5/2018	USD	121,197,984	GBP	91,081,790	—	(86,323)
JP Morgan & Chase Co.	6/5/2018	USD	4,951,145	NOK	40,511,591	762	—
RBC Capital Markets	6/5/2018	USD	4,939,959	NOK	40,419,800	727	—
The Bank of Nova Scotia	6/5/2018	USD	497,582	NOK	4,068,000	—	(333)
The Bank of Nova Scotia	6/5/2018	USD	102,800	NOK	830,800	—	(1,247)
The Bank of Nova Scotia	6/5/2018	USD	5,828,110	NOK	47,688,800	1,098	—
The Bank of Nova Scotia	6/5/2018	USD	132,379	NOK	1,068,200	—	(1,809)
JP Morgan & Chase Co.	6/5/2018	USD	500,804	SEK	4,352,900	—	(7,023)
JP Morgan & Chase Co.	6/5/2018	USD	20,039,166	SEK	176,968,036	35,599	—
JP Morgan & Chase Co.	6/5/2018	USD	1,883,292	SEK	16,577,700	—	(2,763)
JP Morgan & Chase Co.	6/5/2018	USD	383,673	SEK	3,385,600	380	—
RBC Capital Markets	6/5/2018	USD	21,978,317	SEK	194,105,900	40,520	—
The Bank of Nova Scotia	6/5/2018	USD	17,332,331	SEK	153,073,950	31,955	—
JP Morgan & Chase Co.	6/6/2018	DKK	106,200,642	USD	17,264,122	575,044	—
RBC Capital Markets	6/6/2018	DKK	21,188,300	USD	3,443,894	114,223	—
The Bank of Nova Scotia	6/6/2018	DKK	138,245,300	USD	22,471,420	746,631	—
JP Morgan & Chase Co.	6/6/2018	USD	16,657,161	DKK	106,200,642	31,917	—
RBC Capital Markets	6/6/2018	USD	3,322,847	DKK	21,188,300	6,824	—
The Bank of Nova Scotia	6/6/2018	USD	326,349	DKK	2,048,600	—	(4,418)
The Bank of Nova Scotia	6/6/2018	USD	18,707,812	DKK	119,291,300	38,419	—
The Bank of Nova Scotia	6/6/2018	USD	257,145	DKK	1,593,400	—	(6,748)
The Bank of Nova Scotia	6/6/2018	USD	1,221,106	DKK	7,510,000	—	(40,935)
The Bank of Nova Scotia	6/6/2018	USD	1,222,975	DKK	7,802,000	3,083	—
JP Morgan & Chase Co.	7/5/2018	CHF	90,508,822	USD	92,321,367	189,393	—
RBC Capital Markets	7/5/2018	CHF	89,942,817	USD	91,734,857	179,039	—
RBC Capital Markets	7/5/2018	CHF	6,123,000	USD	6,245,467	12,660	—
JP Morgan & Chase Co.	7/5/2018	DKK	106,200,642	USD	16,696,012	—	(33,203)
RBC Capital Markets	7/5/2018	DKK	21,188,300	USD	3,330,473	—	(7,206)
RBC Capital Markets	7/5/2018	DKK	16,087,000	USD	2,528,967	—	(5,131)

See Notes to Financial Statements.	91

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

May 31, 2018

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
The Bank of Nova Scotia	7/5/2018	DKK	119,291,300	USD	18,749,861	$—	$(41,454)
Goldman Sachs & Co.	7/5/2018	EUR	45,631,200	USD	53,330,689	—	(166,194)
JP Morgan & Chase Co.	7/5/2018	EUR	136,671,023	USD	159,920,951	—	(308,755)
JP Morgan & Chase Co.	7/5/2018	EUR	23,221,000	USD	27,170,590	—	(53,132)
RBC Capital Markets	7/5/2018	EUR	150,688,697	USD	176,308,789	—	(354,888)
The Bank of New York Mellon	7/5/2018	EUR	60,141,055	USD	70,371,951	—	(135,925)
The Bank of Nova Scotia	7/5/2018	EUR	242,772,821	USD	284,053,911	—	(566,901)
Goldman Sachs & Co.	7/5/2018	GBP	28,312,500	USD	37,681,503	—	(25,523)
JP Morgan & Chase Co.	7/5/2018	GBP	20,732,000	USD	27,630,179	18,981	—
JP Morgan & Chase Co.	7/5/2018	GBP	70,099,650	USD	93,426,290	66,492	—
RBC Capital Markets	7/5/2018	GBP	99,641,020	USD	132,790,093	86,641	—
The Bank of New York Mellon	7/5/2018	GBP	11,847,864	USD	15,790,300	11,131	—
The Bank of Nova Scotia	7/5/2018	GBP	91,081,790	USD	121,384,702	80,565	—
JP Morgan & Chase Co.	7/5/2018	NOK	13,180,000	USD	1,612,709	—	(339)
JP Morgan & Chase Co.	7/5/2018	NOK	40,511,591	USD	4,957,133	—	(921)
RBC Capital Markets	7/5/2018	NOK	40,419,800	USD	4,945,780	—	(1,039)
The Bank of Nova Scotia	7/5/2018	NOK	47,688,800	USD	5,834,898	—	(1,545)
JP Morgan & Chase Co.	7/5/2018	SEK	176,968,036	USD	20,087,536	—	(36,953)
RBC Capital Markets	7/5/2018	SEK	194,105,900	USD	22,031,051	—	(42,325)
The Bank of Nova Scotia	7/5/2018	SEK	21,230,000	USD	2,409,852	—	(4,386)
The Bank of Nova Scotia	7/5/2018	SEK	153,073,950	USD	17,372,854	—	(34,443)

Total unrealized appreciation (depreciation)						$48,285,939	$(3,367,668)

Currency Abbreviations

CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.	92

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

May 31, 2018

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$1,465,928,048	$—	$—	$1,465,928,048
Preferred Stocks (f)	13,917,019	—	—	13,917,019
Short-Term Investments	66,534,337	—	—	66,534,337
Derivatives (g)
Forward Foreign Currency Contracts	—	48,285,939	—	48,285,939
Futures Contracts	1,164,957	—	—	1,164,957

TOTAL	$1,547,544,361	$48,285,939	$—	$1,595,830,300

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Forward Foreign Currency Contracts	$—	$(3,367,668)	$—	$(3,367,668)
Futures Contracts	(1,040,502)	—	—	(1,040,502)

TOTAL	$(1,040,502)	$(3,367,668)	$—	$(4,408,170)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

There have been no transfers between fair value measurement levels during the year ended May 31, 2018.

See Notes to Financial Statements.	93

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF

May 31, 2018

	Number of Shares	Value
COMMON STOCKS — 95.8%
Austria — 1.1%
Agrana Beteiligungs AG	36	$4,040
ANDRITZ AG	538	26,856
AT&S Austria Technologie & Systemtechnik AG	199	4,132
BAWAG Group AG, 144A	290	13,764
BUWOG AG*	247	8,385
CA Immobilien Anlagen AG	533	18,718
DO & CO AG	51	3,005
Erste Group Bank AG*	2,295	95,728
EVN AG	312	6,171
FACC AG*	173	3,369
IMMOFINANZ AG*	5,785	13,945
Kapsch TrafficCom AG	41	1,773
Lenzing AG	99	11,059
Oesterreichische Post AG	231	10,748
OMV AG	1,139	65,512
POLYTEC Holding AG	98	1,515
Porr AG*	69	2,549
Raiffeisen Bank International AG*	1,128	35,723
S IMMO AG	398	7,863
S&T AG	359	8,562
Schoeller-Bleckmann Oilfield Equipment AG	85	10,742
Semperit AG Holding*	83	1,725
Telekom Austria AG*	1,320	11,697
UNIQA Insurance Group AG	816	9,644
Vienna Insurance Group AG Wiener Versicherung Gruppe	314	9,023
voestalpine AG	879	47,228
Wienerberger AG*	837	22,329
Zumtobel Group AG	230	1,904

		457,709

Belgium — 3.6%
Ackermans & van Haaren NV	175	29,869
Aedifica SA REIT	127	12,041
Ageas	1,427	72,401
AGFA-Gevaert NV*	1,456	5,219
Anheuser-Busch InBev SA/NV	5,785	542,521
Barco NV	70	8,674
Befimmo SA REIT	150	9,364
Bekaert SA	285	10,662
Biocartis NV, 144A*	175	2,578
bpost SA	745	13,195
Cie d’Entreprises CFE	65	8,191
Cofinimmo SA REIT	149	18,481
Colruyt SA	447	23,761
D’ieteren SA/NV	200	8,660
Econocom Group SA/NV*	1,013	6,265
Elia System Operator SA/NV (a)	234	14,827
Euronav NV (a)	959	8,834
EVS Broadcast Equipment SA	107	2,571
Exmar NV*	272	2,130
Fagron	334	5,498
Galapagos NV*	322	32,719
Gimv NV	199	11,841

	Number of Shares	Value
Belgium (Continued)
Greenyard NV	124	$2,221
Groupe Bruxelles Lambert SA	621	65,861
Intervest Offices & Warehouses NV REIT	73	1,813
Ion Beam Applications*	176	4,634
KBC Ancora	307	17,213
KBC Group NV	1,909	147,739
Kinepolis Group NV	123	8,067
Melexis NV	159	15,939
Mithra Pharmaceuticals SA*	108	3,901
Nyrstar NV*(a)	583	3,376
Ontex Group NV*(a)	630	17,160
Orange Belgium SA	265	5,229
Proximus SADP	1,133	30,345
Recticel SA	229	2,677
Retail Estates NV REIT	45	4,088
Sioen Industries NV	59	2,007
Sofina SA	119	20,061
Solvay SA	567	76,227
Telenet Group Holding NV*	366	18,510
Tessenderlo Group SA*	185	7,267
UCB SA	963	75,991
Umicore SA	1,597	90,361
Van de Velde NV	48	1,843
Warehouses De Pauw CVA REIT	133	16,543
X-Fab Silicon Foundries SE, 144A*	408	4,293

		1,493,668

Finland — 3.5%
Amer Sports OYJ*	879	28,362
Atria OYJ	98	1,292
Cargotec OYJ, Class B	293	15,023
Caverion OYJ*	531	4,457
Citycon OYJ	3,036	6,719
Cramo OYJ	318	7,138
DNA OYJ	473	11,137
Elisa OYJ	1,101	49,232
Ferratum OYJ	69	1,920
Finnair OYJ	403	5,003
Fortum OYJ	3,444	80,967
F-Secure OYJ	691	3,110
Huhtamaki OYJ	831	33,905
Kemira OYJ	679	8,827
Kesko OYJ, Class B	482	28,242
Kone OYJ, Class B	2,577	127,585
Konecranes OYJ	495	20,711
Lehto Group OYJ	163	1,947
Metsa Board OYJ	1,333	15,248
Metso OYJ	811	28,083
Neste OYJ	993	80,819
Nokia OYJ (a)	42,840	247,404
Nokian Renkaat OYJ	891	34,592
Oriola OYJ, Class B	910	3,154
Orion OYJ, Class B	750	22,174
Outokumpu OYJ	2,330	14,698
Outotec OYJ*	1,040	9,705
Ponsse OYJ	97	3,425
Ramirent OYJ	547	5,678

See Notes to Financial Statements.	94

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
Finland (Continued)
Sampo OYJ, Class A	3,356	$165,093
Sanoma OYJ	559	5,741
Stockmann OYJ Abp, Class B*	258	1,203
Stora Enso OYJ, Class R	4,267	87,320
Technopolis OYJ	960	4,478
Tieto OYJ	425	14,806
Tikkurila OYJ	228	4,067
Tokmanni Group Corp.	473	3,920
UPM-Kymmene OYJ	4,056	148,935
Uponor OYJ	421	6,876
Valmet OYJ	959	17,646
Wartsila OYJ Abp	3,385	71,566
YIT OYJ	927	5,592

		1,437,800

France — 29.9%
ABC arbitrage	185	1,473
Accor SA	1,396	76,393
Aeroports de Paris	222	46,378
Air France-KLM*	1,444	11,499
Air Liquide SA	3,263	402,058
Airbus SE	4,413	502,021
Akka Technologies	90	6,197
AKWEL	64	2,065
Albioma SA	166	3,870
ALD SA, 144A	721	12,104
Alstom SA	1,216	57,573
Alten SA	204	20,557
Altran Technologies SA	1,908	28,194
Amundi SA, 144A	447	32,681
Arkema SA	512	62,399
Assystem	43	1,458
Atos SE	726	98,622
Aubay	47	2,118
AXA SA (a)	14,764	368,064
Axway Software SA	42	1,056
Beneteau SA	230	4,963
BioMerieux	307	27,025
BNP Paribas SA (a)	8,551	530,414
Boiron SA	51	4,173
Bollore SA	6,406	31,543
Bonduelle SCA	96	3,675
Bourbon Corp.	244	1,569
Bouygues SA	1,687	77,980
Bureau Veritas SA	2,054	50,930
Capgemini SE*	1,224	161,192
Carrefour SA	4,427	79,830
Casino Guichard Perrachon SA	417	18,037
Cellectis SA*	198	5,995
CGG SA*	4,914	12,811
Chargeurs SA	138	3,856
Cie de Saint-Gobain (a)	3,807	190,817
Cie des Alpes	36	1,298
Cie Generale des Etablissements Michelin	1,300	168,237
Cie Plastic Omnium SA	433	20,005
CNP Assurances	1,256	29,396
Coface SA	743	7,904

	Number of Shares	Value
France (Continued)
Covivio REIT	284	$29,632
Credit Agricole SA	8,702	119,431
Danone SA	4,581	350,189
Dassault Aviation SA*	19	36,827
Dassault Systemes SE	988	138,775
DBV Technologies SA*	124	5,613
Derichebourg SA	581	3,525
Devoteam SA	39	4,742
Direct Energie	69	3,422
Edenred	1,821	58,394
Eiffage SA	604	68,068
Electricite de France SA	4,575	60,971
Elior Group SA, 144A	839	13,967
Elis SA	1,542	33,295
Engie SA	13,864	219,370
Eramet	69	12,108
Essilor International SA	1,582	216,198
Esso SA Francaise*	32	1,912
Etablissements Maurel et Prom*	387	2,574
Eurazeo SA	327	25,613
Europcar Groupe SA, 144A	683	7,098
Eutelsat Communications SA	1,295	24,874
Faurecia SA	601	50,938
FFP	43	5,188
FIGEAC-AERO*	69	1,428
Fnac Darty SA*	128	13,467
Gaztransport Et Technigaz SA	173	10,294
Gecina SA REIT	336	58,134
Genfit*	228	6,424
Getlink	3,404	46,122
GL Events	92	2,775
Groupe Crit	15	1,561
Groupe Guillin	47	1,926
Guerbet	47	3,011
Haulotte Group SA	129	2,452
Hermes International	240	170,811
ICADE REIT	231	21,469
ID Logistics Group*	13	2,356
Iliad SA	195	33,043
Imerys SA	258	21,988
Ingenico Group SA	440	35,184
Innate Pharma SA*	311	1,994
Interparfums SA	69	3,206
Ipsen SA	275	43,642
IPSOS	255	8,681
Jacquet Metal Service	113	3,593
JCDecaux SA	558	17,365
Kaufman & Broad SA	107	5,028
Kering	576	329,749
Klepierre SA REIT	1,610	62,714
Korian SA	340	11,487
Lagardere SCA	828	22,360
Legrand SA	2,056	155,125
LISI	123	4,875
LNA Sante SA	42	2,602
L’Oreal SA (a)	1,909	458,838
LVMH Moet Hennessy Louis Vuitton SE	2,118	735,506

See Notes to Financial Statements.	95

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
France (Continued)
Maisons du Monde SA, 144A	316	$12,760
Manitou BF SA	68	2,818
Mercialys SA REIT	393	7,186
Mersen SA	78	3,319
Metropole Television SA	203	4,298
Natixis SA	6,918	50,126
Naturex*	53	8,315
Neopost SA	282	7,840
Nexans SA	215	9,589
Nexity SA*	332	19,328
Oeneo SA	262	3,198
Orange SA	15,190	261,483
Orpea	348	45,687
Pernod Ricard SA	1,614	271,138
Peugeot SA	4,484	104,551
Pierre & Vacances SA*	48	2,020
Plastivaloire	69	1,478
Publicis Groupe SA (a)	1,583	110,184
Rallye SA	175	2,312
Remy Cointreau SA	161	23,847
Renault SA	1,465	141,516
Rexel SA	2,197	32,323
Rubis SCA	659	46,494
Safran SA	2,536	302,844
Sanofi	8,580	658,295
Sartorius Stedim Biotech	206	20,422
Schneider Electric SE	4,107	354,237
SCOR SE	1,196	44,154
SEB SA	167	30,163
Societe BIC SA	210	20,425
Societe Generale SA	5,848	251,962
Sodexo SA	668	64,832
SOITEC*	128	11,694
Solocal Group*	4,355	5,458
Sopra Steria Group	100	19,932
SPIE SA	948	18,197
SRP Groupe SA, 144A*	123	963
Ste Industrielle d’Aviation Latecoere SA*	621	3,590
Suez	2,912	40,102
Synergie SA	49	2,744
Tarkett SA	235	6,527
Technicolor SA	2,752	4,752
Teleperformance	442	69,860
Television Francaise 1	337	3,672
Thales SA	810	103,120
TOTAL SA (a)	18,265	1,111,402
Trigano SA	58	11,527
Ubisoft Entertainment SA*	602	65,183
Unibail-Rodamco SE REIT	1,052	236,805
Valeo SA*	1,833	116,400
Vallourec SA*	2,380	14,663
Veolia Environnement SA	4,070	92,400
Vicat SA	145	9,976
Vinci SA	3,832	375,047
Virbac SA*	35	5,074
Vivendi SA	7,890	198,495
Wendel SA	196	25,892

	Number of Shares	Value
France (Continued)
Worldline SA, 144A*	294	$16,965

		12,449,948

Germany — 26.2%
1&1 Drillisch AG	377	26,091
Aareal Bank AG	433	18,567
adidas AG	1,431	323,874
ADLER Real Estate AG*	205	3,480
ADO Properties SA, 144A*	233	12,219
ADVA Optical Networking SE*	366	2,631
AIXTRON SE*	745	11,196
Allianz SE	3,345	689,725
alstria office REIT-AG REIT	1,041	15,370
Amadeus Fire AG	41	4,553
Aumann AG, 144A*	43	3,036
AURELIUS Equity Opportunities SE & Co KGaA	176	11,738
Aurubis AG	302	24,516
Axel Springer SE	371	26,934
BASF SE	6,979	687,375
Basler AG	15	3,188
Bauer AG	63	1,701
Bayer AG	6,286	748,529
Bayerische Motoren Werke AG	2,523	251,828
BayWa AG*	108	3,706
Bechtle AG	205	18,058
Beiersdorf AG	775	89,024
Bertrandt AG	43	4,914
bet-at-home.com AG	15	1,345
Bilfinger SE	208	9,211
Borussia Dortmund GmbH & Co. KGaA	541	3,728
Brenntag AG	1,175	67,775
CANCOM SE	127	14,431
Carl Zeiss Meditec AG	285	19,707
CECONOMY AG	1,254	12,282
Cewe Stiftung & Co. KGaA	41	4,055
comdirect bank AG	178	2,530
Commerzbank AG*	7,801	79,734
CompuGroup Medical SE	166	7,324
Continental AG	838	212,684
Covestro AG, 144A	1,465	133,484
CTS Eventim AG & Co. KGaA	452	21,823
Daimler AG	6,891	496,887
Delivery Hero AG, 144A*	717	32,958
Deutsche Bank AG (b)	14,844	158,904
Deutsche Beteiligungs AG	100	4,027
Deutsche Boerse AG	1,469	196,462
Deutsche EuroShop AG	347	12,697
Deutsche Lufthansa AG	1,745	47,430
Deutsche Pfandbriefbank AG, 144A*	1,077	16,431
Deutsche Post AG	7,505	284,881
Deutsche Telekom AG	25,369	392,072
Deutsche Wohnen SE	2,712	127,230
Deutz AG	986	8,023
DIC Asset AG	369	4,094
Diebold Nixdorf AG	65	4,498
DMG Mori AG	164	9,557

See Notes to Financial Statements.	96

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
Germany (Continued)
Draegerwerk AG & Co. KGaA	23	$1,344
Duerr AG	185	18,582
E.ON SE	16,735	177,484
Elmos Semiconductor AG	79	2,438
ElringKlinger AG	235	3,758
Encavis AG	662	4,930
Evonik Industries AG	1,304	45,703
Evotec AG*	931	16,299
FinTech Group AG*	109	3,963
Fraport AG Frankfurt Airport Services Worldwide	308	28,812
Freenet AG	901	25,859
Fresenius Medical Care AG & Co. KGaA	1,639	163,670
Fresenius SE & Co. KGaA	3,161	243,006
GEA Group AG	1,345	49,529
Gerresheimer AG	234	18,233
Gerry Weber International AG*	211	1,850
GFT Technologies SE	132	2,102
Grammer AG*	71	5,569
GRENKE AG	205	23,187
H&R GmbH & Co. KGaA	116	1,532
Hamborner REIT AG REIT	636	6,811
Hamburger Hafen und Logistik AG	199	4,853
Hannover Rueck SE	474	59,846
Hapag-Lloyd AG, 144A*	237	10,002
HeidelbergCement AG	1,146	101,551
Heidelberger Druckmaschinen AG*	2,095	7,396
HelloFresh SE*	320	4,500
Henkel AG & Co. KGaA	793	89,414
HOCHTIEF AG	138	25,361
Hornbach Baumarkt AG	66	2,153
Hornbach Holding AG & Co. KGAA	75	5,760
HUGO BOSS AG	463	41,613
Hypoport AG*	25	4,524
Indus Holding AG	118	7,739
Infineon Technologies AG	8,723	239,541
Innogy SE, 144A	1,013	42,763
Instone Real Estate Group BV, 144A*	160	3,966
Isra Vision AG	115	5,855
Jenoptik AG	365	15,088
JOST Werke AG, 144A	58	2,434
K+S AG	1,418	37,961
KION Group AG	528	42,924
Kloeckner & Co. SE	582	6,967
Koenig & Bauer AG	101	7,740
Krones AG	120	15,445
KWS Saat SE	13	4,886
LANXESS AG	662	52,378
LEG Immobilien AG	460	50,420
Leoni AG	227	13,656
Linde AG	1,392	318,953
MAN SE	283	30,801
MBB SE	16	1,796
Merck KGaA	993	101,390
METRO AG	1,337	18,006
MLP SE	494	3,165
MorphoSys AG*	206	21,445

	Number of Shares	Value
Germany (Continued)
MTU Aero Engines AG	395	$74,669
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,176	242,376
Nemetschek SE	150	18,202
Nordex SE*	520	6,371
Norma Group SE	243	18,593
OHB SE	48	1,827
OSRAM Licht AG	728	42,962
PATRIZIA Immobilien AG*	364	7,519
Pfeiffer Vacuum Technology AG	43	7,540
ProSiebenSat.1 Media SE	1,829	53,818
Puma SE	60	36,404
Rational AG	23	14,385
Rheinmetall AG	339	43,237
RHOEN-KLINIKUM AG	206	6,353
RIB Software SE	269	6,856
Rocket Internet SE, 144A*	586	16,688
RWE AG	3,947	89,493
SAF-Holland SA	371	6,788
Salzgitter AG	272	13,915
SAP SE	7,467	840,976
Scout24 AG, 144A	826	42,353
Senvion SA*	174	2,156
SGL Carbon SE*	397	4,630
Siemens AG	5,811	757,454
Siemens Healthineers AG, 144A*	1,176	46,750
Siltronic AG	154	26,015
Sixt Leasing SE	102	2,139
Sixt SE	77	9,776
SLM Solutions Group AG*	98	3,953
SMA Solar Technology AG	96	5,780
Software AG	361	17,252
STADA Arzneimittel AG	187	17,708
STRATEC Biomedical AG	41	3,207
Stroeer SE & Co. KGaA	193	12,398
Suedzucker AG	529	9,484
Surteco SE	62	1,953
Symrise AG	947	76,898
TAG Immobilien AG	861	18,148
Takkt AG	256	5,070
Telefonica Deutschland Holding AG	5,445	23,017
thyssenkrupp AG	3,350	88,391
TLG Immobilien AG	812	22,991
Uniper SE	1,490	47,257
United Internet AG	955	60,957
Vapiano SE, 144A*	74	1,946
Varta AG*	157	4,038
VERBIO Vereinigte BioEnergie AG	204	1,251
Volkswagen AG	240	44,639
Vonovia SE	3,719	175,472
Vossloh AG	83	4,027
VTG AG	86	5,459
Wacker Neuson SE	231	7,027
Washtec AG	72	6,591
Wirecard AG	896	138,422
Wuestenrot & Wuerttembergische AG	152	3,369
XING AG	21	6,604

See Notes to Financial Statements.	97

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
Germany (Continued)
Zalando SE, 144A*	862	$45,901
zooplus AG*	42	8,057

		10,922,982

Ireland — 2.0%
AerCap Holdings NV*	1,034	57,191
AIB Group PLC	6,012	32,850
Bank of Ireland Group PLC	7,354	60,782
C&C Group PLC	2,382	8,326
Cairn Homes PLC*	4,819	10,310
CRH PLC	6,380	235,689
Dalata Hotel Group PLC*	1,326	10,339
Glanbia PLC	1,650	30,554
Glenveagh Properties PLC, 144A*	4,157	5,491
Green REIT PLC REIT	4,985	8,707
Hibernia REIT PLC REIT	5,348	9,266
Irish Continental Group PLC	1,335	8,506
Irish Residential Properties REIT PLC REIT	2,991	4,748
Kerry Group PLC, Class A	1,192	125,624
Kingspan Group PLC	1,195	55,321
Origin Enterprises PLC	1,003	6,332
Paddy Power Betfair PLC	643	78,176
Permanent TSB Group Holdings PLC*	1,101	2,278
Ryanair Holdings PLC*	1,136	21,707
Smurfit Kappa Group PLC	1,714	70,932

		843,129

Italy — 7.0%
A2A SpA	11,348	19,263
ACEA SpA	344	5,365
Aeroporto Guglielmo Marconi Di Bologna SpA	100	1,899
Amplifon SpA	720	12,979
Anima Holding SpA, 144A	2,216	12,611
Arnoldo Mondadori Editore SpA*	755	1,079
Ascopiave SpA	402	1,412
Assicurazioni Generali SpA (a)	8,961	152,423
ASTM SpA	307	7,077
Atlantia SpA	3,836	111,170
Autogrill SpA	998	12,390
Azimut Holding SpA	925	15,026
Banca Carige SpA*	231,170	2,108
Banca Farmafactoring SpA, 144A	413	2,450
Banca Generali SpA	457	11,112
Banca IFIS SpA	139	3,822
Banca Mediolanum SpA	1,979	13,985
Banca Monte dei Paschi di Siena SpA*	2,391	7,491
Banca Popolare di Sondrio SCPA	3,555	14,463
Banco BPM SpA*	10,922	28,339
Beni Stabili SpA SIIQ REIT	7,401	6,623
Biesse SpA	85	3,738
Bio On SpA*	85	3,379
BPER Banca	3,616	17,344
Brembo SpA	1,066	15,254
Brunello Cucinelli SpA	257	10,290
Buzzi Unicem SpA	528	12,752
Buzzi Unicem SpA-RSP	335	4,347
Cairo Communication SpA	632	2,372

	Number of Shares	Value
Italy (Continued)
Cementir Holding SpA	204	$1,562
Cerved Group SpA	1,390	14,552
CIR-Compagnie Industriali Riunite SpA	3,039	3,901
Credito Emiliano SpA	729	5,147
Credito Valtellinese SpA*	47,964	5,338
Danieli & C Officine Meccaniche SpA	96	2,238
Danieli & C Officine Meccaniche SpA-RSP	252	4,260
Datalogic SpA	151	5,260
Davide Campari-Milano SpA	4,257	31,801
De’ Longhi SpA	473	13,393
DeA Capital SpA*	723	1,051
DiaSorin SpA	176	16,995
doBank SpA, 144A	272	3,218
Ei Towers SpA	132	7,137
El.En. SpA	69	2,404
Enav SpA, 144A	1,884	9,079
Enel SpA	61,841	340,003
Eni SpA	19,230	348,226
ERG SpA	446	9,281
Falck Renewables SpA	1,040	2,385
Ferrari NV	935	121,876
Fila SpA	150	2,981
Fincantieri SpA	3,948	6,245
FinecoBank Banca Fineco SpA	2,876	28,760
Geox SpA	640	1,900
Gima TT SpA, 144A	304	5,631
Hera SpA	5,406	16,760
IMA Industria Macchine Automatiche SpA	123	11,877
Immobiliare Grande Distribuzione SIIQ SpA REIT*	498	4,235
Infrastrutture Wireless Italiane SpA, 144A	1,865	13,638
Interpump Group SpA	634	19,878
Intesa Sanpaolo SpA	102,949	302,625
Intesa Sanpaolo SpA-RSP	7,051	21,226
Iren SpA	4,112	10,210
Italgas SpA	3,554	18,530
Italmobiliare SpA	122	2,945
Juventus Football Club SpA*	2,728	1,882
La Doria SpA	38	519
Leonardo SpA	2,930	29,882
Luxottica Group SpA	1,298	80,848
Maire Tecnimont SpA	950	4,307
MARR SpA	285	7,596
Mediaset SpA*	2,288	7,623
Mediobanca SpA	4,844	45,688
Moncler SpA	1,375	63,124
OVS SpA, 144A	1,444	5,074
Piaggio & C SpA	1,367	3,225
Pirelli & C SpA, 144A*	3,091	26,444
Poste Italiane SpA, 144A	4,175	35,747
Prima Industrie SpA	49	2,062
Prysmian SpA	1,504	41,846
RAI Way SpA, 144A	838	4,085
Recordati SpA	744	27,572
Reply SpA	150	8,987
Safilo Group SpA*	265	1,357
Saipem SpA*	4,891	20,870

See Notes to Financial Statements.	98

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
Italy (Continued)
Salini Impregilo SpA	1,457	$3,587
Salvatore Ferragamo SpA	344	9,929
Saras SpA	3,670	8,229
Snam SpA	17,279	70,861
Societa Cattolica di Assicurazioni SC	1,126	9,669
Societa Iniziative Autostradali e Servizi SpA	581	9,387
Sogefi SpA*	380	1,279
Tamburi Investment Partners SpA	670	4,645
Technogym SpA, 144A	717	8,399
Telecom Italia SpA*	89,355	71,785
Telecom Italia SpA-RSP	43,309	30,327
Terna Rete Elettrica Nazionale SpA	10,872	57,588
Tod’s SpA (a)	77	5,041
UniCredit SpA	15,275	252,393
Unione di Banche Italiane SpA	7,433	28,058
Unipol Gruppo SpA	2,698	11,490
Vittoria Assicurazioni SpA	144	2,350
Zignago Vetro SpA	111	1,071

		2,933,937

Luxembourg — 1.0%
APERAM SA	367	17,007
ArcelorMittal	5,084	164,633
Corestate Capital Holding SA	103	5,792
Eurofins Scientific SE	89	45,717
Grand City Properties SA	797	19,566
RTL Group SA	281	21,205
SES SA	2,687	46,411
Solutions 30 SE*	138	6,510
Stabilus SA	190	19,169
Tenaris SA	3,624	65,032

		411,042

Netherlands — 8.7%
Aalberts Industries NV	728	35,626
ABN AMRO Group NV, 144A (a)	3,246	84,319
Accell Group	191	4,024
Aegon NV	13,606	84,715
Akzo Nobel NV	1,924	168,918
AMG Advanced Metallurgical Group NV	184	10,583
Arcadis NV	487	9,861
ASM International NV (a)	344	20,039
ASML Holding NV	3,121	610,773
ASR Nederland NV	1,115	47,186
Basic-Fit NV, 144A*	226	7,292
BE Semiconductor Industries NV	516	17,349
BinckBank NV	560	2,910
Boskalis Westminster	649	17,936
Brunel International NV	193	3,581
Constellium NV, Class A*	954	11,591
Corbion NV	452	14,182
Eurocommercial Properties NV	338	13,964
Euronext NV, 144A	407	25,884
EXOR NV	831	60,231
Flow Traders, 144A	212	9,011
ForFarmers NV	173	2,334
Fugro NV*	624	9,844

	Number of Shares	Value
Netherlands (Continued)
Gemalto NV*	603	$35,345
Heineken Holding NV	885	86,183
Heineken NV	1,966	196,830
IMCD NV	376	23,319
ING Groep NV	29,558	430,481
Intertrust NV, 144A	463	8,714
InterXion Holding NV*	514	32,824
Kendrion NV	98	4,136
Koninklijke Ahold Delhaize NV	9,457	217,288
Koninklijke BAM Groep NV	1,755	8,207
Koninklijke DSM NV	1,382	137,618
Koninklijke KPN NV	25,725	69,981
Koninklijke Philips NV	7,150	292,720
Koninklijke Volkerwessels NV	216	5,480
Koninklijke Vopak NV	532	26,121
NN Group NV	2,338	100,473
NSI NV REIT	152	6,219
NXP Semiconductors NV*	2,615	298,110
OCI NV*(a)	555	15,228
Pharming Group NV*	4,463	7,205
PostNL NV	3,161	10,997
QIAGEN NV*	1,779	64,596
Randstad NV	872	52,051
SBM Offshore NV	1,399	22,120
Shop Apotheke Europe NV, 144A*	86	4,213
SIF Holding NV	74	1,575
Signify NV, 144A	868	24,790
Takeaway.com NV, 144A*	139	8,117
TKH Group NV	271	18,217
TomTom NV*	1,030	9,936
Vastned Retail NV REIT	131	6,432
Wereldhave NV REIT	305	11,538
Wessanen	562	11,662
Wolters Kluwer NV	2,212	124,228

		3,645,107

Portugal — 0.6%
Altri SGPS SA	524	4,839
Banco Comercial Portugues SA, Class R*	73,409	21,557
Corticeira Amorim SGPS SA	404	5,356
CTT-Correios de Portugal SA	1,037	3,443
EDP - Energias de Portugal SA	19,183	75,126
Galp Energia SGPS SA	3,833	71,225
Jeronimo Martins SGPS SA	1,818	28,586
Mota-Engil SGPS SA	839	3,188
Navigator Co. SA	1,283	8,009
NOS SGPS SA	1,885	10,115
REN - Redes Energeticas Nacionais SGPS SA	3,218	8,946
Semapa-Sociedade de Investimento e Gestao	191	4,812
Sonae SGPS SA	6,538	8,079

		253,281

Spain — 9.0%
Acciona SA	204	15,416
Acerinox SA	1,167	15,716

See Notes to Financial Statements.	99

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
Spain (Continued)
ACS Actividades de Construccion y Servicios SA	1,915	$79,497
Aedas Homes SAU, 144A*	191	7,078
Aena SME SA, 144A	518	99,494
Almirall SA	447	5,649
Almirall SA*	8	101
Amadeus IT Group SA	3,333	264,567
Applus Services SA	1,030	13,643
Atresmedia Corp. de Medios de Comunicacion SA	686	6,179
Banco Bilbao Vizcaya Argentaria SA	50,659	345,801
Banco de Sabadell SA	42,728	71,829
Banco Santander SA	122,547	659,009
Bankia SA	9,845	37,359
Bankinter SA	4,875	46,983
Bolsas y Mercados Espanoles SHMSF SA	581	19,629
CaixaBank SA	27,326	116,153
Cellnex Telecom SA, 144A	1,154	29,288
Cia de Distribucion Integral Logista Holdings SA	399	9,898
CIE Automotive SA	529	20,124
Codere SA*	368	3,893
Construcciones y Auxiliar de Ferrocarriles SA	158	7,379
Corp. Financiera Alba SA	94	5,418
Distribuidora Internacional de Alimentacion SA	4,660	15,858
Ebro Foods SA	506	12,316
eDreams ODIGEO SA*	813	4,016
Enagas SA	1,638	43,679
Ence Energia y Celulosa SA	870	6,855
Endesa SA	2,324	51,199
Ercros SA	850	3,985
Euskaltel SA, 144A	656	6,124
Faes Farma SA	2,061	8,300
Ferrovial SA	3,707	75,535
Ferrovial SA*	3,394	1,223
Fluidra SA*	381	5,585
Fomento de Construcciones y Contratas SA*	649	8,057
Gas Natural SDG SA	2,742	67,284
Gestamp Automocion SA, 144A*(a)	1,243	9,838
Global Dominion Access SA, 144A*	480	2,671
Grifols SA	2,274	66,992
Grupo Catalana Occidente SA	282	12,462
Hispania Activos Inmobiliarios SOCIMI SA REIT	748	15,469
Iberdrola SA	43,827	311,103
Indra Sistemas SA*	883	11,200
Industria de Diseno Textil SA	8,291	261,796
Inmobiliaria Colonial Socimi SA REIT	1,993	21,179
Lar Espana Real Estate Socimi SA REIT	731	7,554
Liberbank SA*	10,187	5,085
Mapfre SA	7,846	23,775
Masmovil Ibercom SA*	91	12,489
Mediaset Espana Comunicacion SA	1,268	11,426
Melia Hotels International SA	878	12,030

	Number of Shares	Value
Spain (Continued)
Merlin Properties Socimi SA REIT	2,613	$36,000
Metrovacesa SA, 144A*	316	5,567
Miquel y Costas & Miquel SA	123	4,616
Neinor Homes SA, 144A*	482	9,106
NH Hotel Group SA	1,572	11,780
Obrascon Huarte Lain SA*	812	3,053
Papeles y Cartones de Europa SA	349	6,063
Pharma Mar SA*	1,513	2,543
Promotora de Informaciones SA, Class A*	1,836	4,104
Prosegur Cia de Seguridad SA	2,121	14,580
Realia Business SA*	2,057	2,645
Red Electrica Corp. SA	3,385	65,888
Repsol SA	9,916	189,011
Sacyr SA	2,771	7,788
Saeta Yield SA	384	5,459
Siemens Gamesa Renewable Energy SA	1,774	27,282
Talgo SA, 144A	819	4,854
Tecnicas Reunidas SA	258	7,631
Telefonica SA	35,511	313,305
Telepizza Group SA, 144A*	729	4,934
Tubacex SA*	869	2,961
Unicaja Banco SA, 144A	5,491	9,488
Viscofan SA	307	20,439
Zardoya Otis SA	1,456	13,932

		3,748,217

Switzerland (c) — 0.3%
EDAG Engineering Group AG*	96	2,067
STMicroelectronics NV	5,221	124,269

		126,336

United Kingdom (c) — 2.9%
CNH Industrial NV	7,909	92,645
Coca-Cola European Partners PLC	1,664	63,182
Dialog Semiconductor PLC*	555	12,152
Fiat Chrysler Automobiles NV*	8,200	185,972
International Consolidated Airlines Group SA	4,599	41,764
RELX NV	7,333	160,136
Stallergenes Greer PLC*	33	1,003
Unilever NV	11,768	656,774

		1,213,628

TOTAL COMMON STOCKS (Cost $35,779,470)		39,936,784

PREFERRED STOCKS — 1.6%
Germany — 1.6%
Bayerische Motoren Werke AG	412	36,099
Biotest AG	169	4,939
Draegerwerk AG & Co. KGaA	64	4,474
FUCHS PETROLUB SE	498	26,117
Henkel AG & Co. KGaA	1,353	167,108
Jungheinrich AG	367	14,339
Porsche Automobil Holding SE	1,176	86,722
Sartorius AG	282	41,308
Schaeffler AG	1,244	18,629
Sixt SE	136	11,559

See Notes to Financial Statements.	100

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
Germany (Continued)
STO SE & Co. KGaA	21	$2,710
Volkswagen AG	1,416	266,415

		680,419

TOTAL PREFERRED STOCKS (Cost $589,849)		680,419

WARRANT — 0.0%
Spain — 0.0%
Abengoa SA*, expires 3/31/25 (Cost $43)	7,125	83

	Number of Shares	Value
SECURITIES LENDING COLLATERAL — 6.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.68% (d)(e) (Cost $2,729,041)	2,729,041	$2,729,041

TOTAL INVESTMENTS — 103.9% (Cost $39,099,660)		$43,346,327
Other assets and liabilities, net — (3.9%)		(1,634,769)

NET ASSETS — 100.0%		$41,711,558

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2018 is as follows:

Value ($) at 5/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2018	Value ($) at 5/31/2018
COMMON STOCK — 0.4%
Germany — 0.4%
Deutsche Bank AG (b)
457,212	27,527	(228,005)	(9,305)	(88,525)	1,904	—	14,844	158,904

SECURITIES LENDING COLLATERAL — 6.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.68% (d)(e)
6,209,941	—	(3,480,900)	—	—	16,083	—	2,729,041	2,729,041

6,667,153	27,527	(3,708,905)	(9,305)	(88,525)	17,987	—	2,743,885	2,887,945

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2018 amounted to $2,571,447, which is 6.2% of net assets.
(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Securities listed in country of domicile and traded on an exchange within Eurozone.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2018.

REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At May 31, 2018, open futures contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
EURO STOXX Futures	EUR	30	$1,242,612	$1,194,880	6/15/2018	$(5,534)

As of May 31, 2018, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	6/5/2018	EUR	195,000	USD	231,621	$3,564	$—
Goldman Sachs & Co.	6/5/2018	EUR	16,631,200	USD	20,140,383	689,847	—
Goldman Sachs & Co.	6/5/2018	EUR	2,954,000	USD	3,577,205	122,441	—
JP Morgan & Chase Co.	6/5/2018	EUR	18,423,000	USD	22,310,585	764,500	—
Goldman Sachs & Co.	6/5/2018	USD	17,871,870	EUR	15,327,800	54,313	—
Goldman Sachs & Co.	6/5/2018	USD	877,600	EUR	724,000	—	(30,866)

See Notes to Financial Statements.	101

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

May 31, 2018

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	6/5/2018	USD	4,482,282	EUR	3,728,400	$—	$(121,841)
JP Morgan & Chase Co.	6/5/2018	USD	21,506,550	EUR	18,423,000	39,535	—
Goldman Sachs & Co.	7/5/2018	EUR	15,327,800	USD	17,914,106	—	(55,825)
JP Morgan & Chase Co.	7/5/2018	EUR	1,291,000	USD	1,510,582	—	(2,954)
JP Morgan & Chase Co.	7/5/2018	EUR	18,423,000	USD	21,557,047	—	(41,620)

Total unrealized appreciation (depreciation)						$1,674,200	$(253,106)

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$39,936,784	$—	$—	$39,936,784
Preferred Stocks	680,419	—	—	680,419
Warrant	83	—	—	83
Short-Term Investments	2,729,041	—	—	2,729,041
Derivatives (g)
Forward Foreign Currency Contracts	—	1,674,200	—	1,674,200

TOTAL	$43,346,327	$1,674,200	$—	$45,020,527

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Forward Foreign Currency Contracts	$—	$(253,106)	$—	$(253,106)
Futures Contracts	(5,534)	—	—	(5,534)

TOTAL	$(5,534)	$(253,106)	$—	$(258,640)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

There have been no transfers between fair value measurement levels during the year ended May 31, 2018

See Notes to Financial Statements.	102

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Germany Hedged Equity ETF

May 31, 2018

	Number of Shares	Value
COMMON STOCKS — 90.8%
Consumer Discretionary — 14.2%
adidas AG	4,735	$1,071,658
Axel Springer SE	1,221	88,642
Bayerische Motoren Werke AG	8,300	828,447
Continental AG	2,776	704,547
Daimler AG	22,898	1,651,097
HUGO BOSS AG	1,601	143,892
ProSiebenSat.1 Media SE	5,855	172,282
Puma SE	209	126,807
RTL Group SA	952	71,840
Volkswagen AG	824	153,260
Zalando SE, 144A*	2,807	149,473

		5,161,945

Consumer Staples — 1.8%
Beiersdorf AG	2,550	292,919
Henkel AG & Co. KGaA	2,621	295,529
METRO AG	4,446	59,876

		648,324

Financials — 13.0%
Allianz SE	11,076	2,283,826
Commerzbank AG*	25,195	257,517
Deutsche Bank AG (a)	49,364	528,438
Deutsche Boerse AG	4,857	649,568
Hannover Rueck SE	1,524	192,415
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,905	804,830

		4,716,594

Health Care — 12.4%
Bayer AG	20,797	2,476,481
Fresenius Medical Care AG & Co. KGaA	5,439	543,137
Fresenius SE & Co. KGaA	10,463	804,357
Merck KGaA	3,259	332,758
QIAGEN NV*	5,735	208,241
Siemens Healthineers AG, 144A*	3,787	150,546

		4,515,520

Industrials — 13.3%
Brenntag AG	3,896	224,724
Deutsche Lufthansa AG	5,924	161,016
Deutsche Post AG	24,724	938,495
Fraport AG Frankfurt Airport Services Worldwide	1,052	98,411
GEA Group AG	4,336	159,673
HOCHTIEF AG	490	90,049
KION Group AG	1,786	145,193
MAN SE	908	98,825
MTU Aero Engines AG	1,312	248,013
OSRAM Licht AG	2,507	147,946
Siemens AG	19,235	2,507,251

		4,819,596

Information Technology — 11.9%
Delivery Hero AG, 144A*	2,301	105,770
Infineon Technologies AG	28,665	787,165
SAP SE	24,727	2,784,895

	Number of Shares	Value
Information Technology (Continued)
United Internet AG	3,096	$197,617
Wirecard AG	2,953	456,206

		4,331,653

Materials — 14.1%
BASF SE	23,111	2,276,247
Covestro AG, 144A	4,855	442,365
Evonik Industries AG	4,176	146,360
HeidelbergCement AG	3,765	333,630
K+S AG	4,889	130,884
LANXESS AG	2,223	175,886
Linde AG	2,750	630,114
Linde AG	2,050	424,547
Symrise AG	3,127	253,918
thyssenkrupp AG	11,012	290,555

		5,104,506

Real Estate — 2.7%
Deutsche Wohnen SE	8,937	419,268
Vonovia SE	12,218	576,477

		995,745

Telecommunication Services — 4.1%
1&1 Drillisch AG	1,334	92,323
Deutsche Telekom AG	83,881	1,296,361
Telefonica Deutschland Holding AG	18,760	79,303

		1,467,987

Utilities — 3.3%
E.ON SE	55,413	587,686
Innogy SE, 144A	3,496	147,581
RWE AG	13,036	295,573
Uniper SE	5,071	160,833

		1,191,673

TOTAL COMMON STOCKS (Cost $32,184,693)		32,953,543

PREFERRED STOCKS — 5.8%
Consumer Discretionary — 3.7%
Bayerische Motoren Werke AG	1,374	120,390
Porsche Automobil Holding SE	3,852	284,059
Schaeffler AG	4,150	62,148
Volkswagen AG	4,662	877,136

		1,343,733

Consumer Staples — 1.5%
Henkel AG & Co. KGaA	4,487	554,187

Health Care — 0.4%
Sartorius AG	893	130,808

Materials — 0.2%
FUCHS PETROLUB SE	1,790	93,873

TOTAL PREFERRED STOCKS (Cost $2,472,696)		2,122,601

See Notes to Financial Statements.	103

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Germany Hedged Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
EXCHANGE-TRADED FUND — 0.3%
iShares Currency Hedged MSCI Germany ETF (Cost $109,610)	4,000	$114,120

TOTAL INVESTMENTS — 96.9% (Cost $34,766,999)		$35,190,264
Other assets and liabilities, net — 3.1%		1,134,631

NET ASSETS — 100.0%		$36,324,895

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2018 is as follows:

Value ($) at 5/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2018	Value ($) at 5/31/2018
COMMON STOCK — 1.5%
Financials — 1.5%
Deutsche Bank AG (a)
1,723,784	212,223	(1,079,292)	(257,329)	(70,948)	5,440	—	49,364	528,438

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.68% (b)(c)
466,017	—	(466,017)	—	—	1,214	—	—	—

2,189,801	212,223	(1,545,309)	(257,329)	(70,948)	6,654	—	49,364	528,438

*	Non-income producing security.
(a)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2018.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At May 31, 2018, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
DAX Index Futures	EUR	1	$381,658	$368,599	6/15/2018	$8,973
DAX Mini Futures	EUR	11	840,340	810,919	6/15/2018	(5,076)

Total net unrealized appreciation						$3,897

As of May 31, 2018, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	6/5/2018	EUR	125,000	USD	150,227	$4,037	$—
Goldman Sachs & Co.	6/5/2018	EUR	9,247,534	USD	11,198,764	383,579	—
Goldman Sachs & Co.	6/5/2018	EUR	1,611,000	USD	1,950,873	66,774	—
RBC Capital Markets	6/5/2018	EUR	10,824,233	USD	13,107,443	448,275	—
The Bank of Nova Scotia	6/5/2018	EUR	7,667,333	USD	9,284,604	317,497	—
Goldman Sachs & Co.	6/5/2018	USD	12,609,503	EUR	10,814,534	38,321	—
Goldman Sachs & Co.	6/5/2018	USD	204,854	EUR	169,000	—	(7,205)
RBC Capital Markets	6/5/2018	USD	12,635,127	EUR	10,824,233	24,040	—

See Notes to Financial Statements.	104

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Germany Hedged Equity ETF (Continued)

May 31, 2018

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
The Bank of Nova Scotia	6/5/2018	USD	8,950,078	EUR	7,667,333	$17,029	$—
Goldman Sachs & Co.	7/5/2018	EUR	129,000	USD	151,116	—	(120)
Goldman Sachs & Co.	7/5/2018	EUR	10,814,534	USD	12,639,303	—	(39,388)
RBC Capital Markets	7/5/2018	EUR	10,824,233	USD	12,664,569	—	(25,492)
The Bank of Nova Scotia	7/5/2018	EUR	1,361,000	USD	1,592,574	—	(3,029)
The Bank of Nova Scotia	7/5/2018	EUR	7,667,333	USD	8,971,086	—	(17,904)

Total unrealized appreciation (depreciation)						$1,299,552	$(93,138)

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$32,953,543	$—	$—	$32,953,543
Preferred Stocks (d)	2,122,601	—	—	2,122,601
Exchange-Traded Fund	114,120	—	—	114,120
Derivatives (e)
Forward Foreign Currency Contracts	—	1,299,552	—	1,299,552
Futures Contracts	8,973	—	—	8,973

TOTAL	$35,199,237	$1,299,552	$—	$36,498,789

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (e)
Forward Foreign Currency Contracts	$—	$(93,138)	$—	$(93,138)
Futures Contracts	(5,076)	—	—	(5,076)

TOTAL	$(5,076)	$(93,138)	$—	$(98,214)

(d)	See Schedule of Investments for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

There have been no transfers between fair value measurement levels during the year ended May 31, 2018.

See Notes to Financial Statements.	105

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF

May 31, 2018

	Number of Shares	Value
COMMON STOCKS — 97.2%
Consumer Discretionary — 19.1%
ABC-Mart, Inc.	11,211	$690,479
Aisin Seiki Co. Ltd.	52,423	2,640,787
Asics Corp.	50,815	848,279
Bandai Namco Holdings, Inc.	61,607	2,622,056
Benesse Holdings, Inc.	24,588	895,054
Bridgestone Corp.	194,507	7,804,597
Casio Computer Co. Ltd.	60,792	930,447
CyberAgent, Inc.	31,000	1,621,455
Denso Corp.	139,510	6,784,096
Dentsu, Inc.	67,636	3,233,049
Don Quijote Holdings Co. Ltd.	36,750	1,959,369
Fast Retailing Co. Ltd.	18,489	8,112,148
Hakuhodo DY Holdings, Inc.	75,480	1,146,233
Hikari Tsushin, Inc.	7,152	1,271,496
Honda Motor Co. Ltd.	519,145	16,449,812
Iida Group Holdings Co. Ltd.	45,266	865,083
Isetan Mitsukoshi Holdings Ltd.	101,075	1,248,746
Isuzu Motors Ltd.	176,495	2,367,111
J. Front Retailing Co. Ltd.	78,300	1,234,403
Koito Manufacturing Co. Ltd.	32,872	2,420,414
Marui Group Co. Ltd.	63,202	1,284,549
Mazda Motor Corp.	177,104	2,230,385
McDonald’s Holdings Co. Japan Ltd.	22,219	1,119,273
Mitsubishi Motors Corp.	216,838	1,642,455
NGK Spark Plug Co. Ltd.	49,390	1,352,964
Nikon Corp.	105,359	1,709,414
Nissan Motor Co. Ltd.	730,547	7,256,111
Nitori Holdings Co. Ltd.	25,347	4,360,611
NOK Corp.	24,190	454,959
Oriental Land Co. Ltd.	64,325	6,593,039
Panasonic Corp.	698,744	9,567,304
Rakuten, Inc.	286,838	1,929,041
Rinnai Corp.	11,355	1,085,554
Ryohin Keikaku Co. Ltd.	7,670	2,608,724
Sankyo Co. Ltd.	16,653	660,548
Sega Sammy Holdings, Inc.	54,788	968,995
Sekisui Chemical Co. Ltd.	123,952	2,037,286
Sekisui House Ltd.	191,752	3,423,104
Sharp Corp. (a)	54,855	1,460,312
Shimamura Co. Ltd.	7,370	753,361
Shimano, Inc.	23,184	3,279,880
Sony Corp.	401,593	19,048,765
Stanley Electric Co. Ltd.	42,746	1,459,773
Start Today Co. Ltd.	63,934	2,224,481
Subaru Corp.	194,117	5,942,084
Sumitomo Electric Industries Ltd.	234,813	3,549,662
Sumitomo Rubber Industries Ltd.	53,630	899,708
Suzuki Motor Corp.	108,489	6,244,961
Takashimaya Co. Ltd.	96,524	806,548
Toho Co. Ltd.	34,598	1,202,192
Toyoda Gosei Co. Ltd.	22,863	602,969
Toyota Industries Corp.	47,599	2,782,825
Toyota Motor Corp.	726,673	46,231,593
USS Co. Ltd.	68,518	1,298,117
Yamada Denki Co. Ltd. (a)	185,347	960,939
Yamaha Corp.	44,507	2,323,848

	Number of Shares	Value
Consumer Discretionary (Continued)
Yamaha Motor Co. Ltd.	87,624	$2,537,258
Yokohama Rubber Co. Ltd.	34,946	761,337

		219,800,043

Consumer Staples — 8.4%
Aeon Co. Ltd.	191,502	3,800,642
Ajinomoto Co., Inc.	149,201	2,852,080
Asahi Group Holdings Ltd.	116,397	6,094,566
Calbee, Inc.	24,708	901,694
Coca-Cola Bottlers Japan Holdings, Inc.	41,600	1,753,330
FamilyMart UNY Holdings Co. Ltd.	24,034	2,496,522
Japan Tobacco, Inc.	348,489	9,405,375
Kao Corp.	156,784	12,166,848
Kikkoman Corp.	46,148	2,180,454
Kirin Holdings Co. Ltd.	262,189	7,459,438
Kobayashi Pharmaceutical Co. Ltd.	14,500	1,280,921
Kose Corp.	9,688	2,107,965
Lawson, Inc. (a)	16,969	1,105,945
Lion Corp.	70,688	1,295,042
MEIJI Holdings Co. Ltd.	38,393	3,271,619
NH Foods Ltd.	27,711	1,139,925
Nisshin Seifun Group, Inc.	63,475	1,342,028
Nissin Foods Holdings Co. Ltd.	19,970	1,486,942
Pola Orbis Holdings, Inc.	28,879	1,430,876
Seven & i Holdings Co. Ltd.	238,202	10,556,344
Shiseido Co. Ltd.	120,507	9,555,484
Sundrug Co. Ltd.	22,957	1,044,603
Suntory Beverage & Food Ltd.	43,336	1,928,080
Toyo Suisan Kaisha Ltd.	26,312	939,671
Tsuruha Holdings, Inc.	12,397	1,844,992
Unicharm Corp.	127,074	3,949,416
Yakult Honsha Co. Ltd.	35,038	2,306,127
Yamazaki Baking Co. Ltd.	39,406	854,880

		96,551,809

Energy — 1.1%
Idemitsu Kosan Co. Ltd.	42,812	1,438,414
Inpex Corp.	322,444	3,598,355
JXTG Holdings, Inc.	1,025,937	6,628,957
Showa Shell Sekiyu KK	62,414	830,771

		12,496,497

Financials — 11.7%
Acom Co. Ltd. (a)	126,274	530,470
AEON Financial Service Co. Ltd.	35,972	839,903
Aozora Bank Ltd.	34,792	1,378,439
Bank of Kyoto Ltd.	18,404	964,313
Chiba Bank Ltd.	204,160	1,576,453
Concordia Financial Group Ltd.	358,138	2,018,096
Credit Saison Co. Ltd.	50,692	842,032
Dai-ichi Life Holdings, Inc.	337,219	6,294,279
Daiwa Securities Group, Inc.	504,944	2,932,143
Fukuoka Financial Group, Inc.	247,742	1,325,420
Japan Exchange Group, Inc.	163,132	3,102,635
Japan Post Bank Co. Ltd.	127,225	1,591,701
Japan Post Holdings Co. Ltd.	491,670	5,636,002
Mebuki Financial Group, Inc.	278,062	1,012,203
Mitsubishi UFJ Financial Group, Inc.	3,745,942	22,582,054

See Notes to Financial Statements.	106

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
Financials (Continued)
Mitsubishi UFJ Lease & Finance Co. Ltd.	138,716	$830,116
Mizuho Financial Group, Inc.	7,606,572	13,264,390
MS&AD Insurance Group Holdings, Inc.	147,589	4,699,621
Nomura Holdings, Inc.	1,110,077	5,756,257
ORIX Corp.	418,227	7,022,031
Resona Holdings, Inc.	675,376	3,767,851
SBI Holdings, Inc.	70,399	1,924,591
Seven Bank Ltd.	197,604	624,864
Shinsei Bank Ltd.	53,447	845,051
Shizuoka Bank Ltd.	154,582	1,493,457
Sompo Holdings, Inc.	106,775	4,644,568
Sony Financial Holdings, Inc.	56,182	1,033,416
Sumitomo Mitsui Financial Group, Inc.	425,372	17,607,668
Sumitomo Mitsui Trust Holdings, Inc.	103,162	4,307,228
Suruga Bank Ltd.	47,582	549,368
T&D Holdings, Inc.	174,949	2,761,295
Tokio Marine Holdings, Inc.	213,071	10,263,290
Tokyo Century Corp.	11,800	710,484
Yamaguchi Financial Group, Inc. (a)	68,464	826,339

		135,558,028

Health Care — 7.4%
Alfresa Holdings Corp.	60,290	1,525,747
Astellas Pharma, Inc.	625,135	9,565,080
Chugai Pharmaceutical Co. Ltd.	70,345	3,976,851
CYBERDYNE, Inc.*(a)	27,668	355,308
Daiichi Sankyo Co. Ltd.	177,961	5,717,458
Eisai Co. Ltd.	81,312	5,887,711
Hisamitsu Pharmaceutical Co., Inc.	18,806	1,566,230
Hoya Corp.	121,286	7,216,843
Kyowa Hakko Kirin Co. Ltd.	83,560	1,711,373
M3, Inc.	66,942	2,802,967
Medipal Holdings Corp.	54,782	1,264,490
Mitsubishi Tanabe Pharma Corp.	76,961	1,379,546
Olympus Corp.	91,594	3,250,015
Ono Pharmaceutical Co. Ltd.	121,183	3,007,156
Otsuka Holdings Co. Ltd.	123,800	6,166,955
Santen Pharmaceutical Co. Ltd.	112,474	1,961,329
Shionogi & Co. Ltd.	90,408	4,748,737
Sumitomo Dainippon Pharma Co. Ltd.	52,048	1,082,729
Suzuken Co. Ltd.	24,732	1,109,456
Sysmex Corp.	52,244	4,711,253
Taisho Pharmaceutical Holdings Co. Ltd.	11,646	1,238,629
Takeda Pharmaceutical Co. Ltd.	225,523	9,229,475
Terumo Corp.	97,251	5,775,074

		85,250,412

Industrials — 20.6%
Amada Holdings Co. Ltd.	99,834	1,086,579
ANA Holdings, Inc.	34,618	1,394,458
Asahi Glass Co. Ltd.	61,362	2,515,738
Central Japan Railway Co.	45,426	9,399,635
Dai Nippon Printing Co. Ltd.	76,943	1,656,483
Daifuku Co. Ltd.	31,700	1,646,413
Daikin Industries Ltd.	78,848	9,118,057
East Japan Railway Co.	98,985	9,786,126

	Number of Shares	Value
Industrials (Continued)
FANUC Corp.	61,489	$13,152,999
Fuji Electric Co. Ltd.	193,031	1,378,729
Hankyu Hanshin Holdings, Inc.	74,840	3,088,952
Hino Motors Ltd.	78,260	878,388
Hitachi Construction Machinery Co. Ltd.	33,120	1,223,904
Hoshizaki Corp.	17,954	1,803,900
IHI Corp.	47,268	1,779,312
ITOCHU Corp.	451,988	8,500,873
Japan Airlines Co. Ltd.	34,254	1,328,155
Japan Airport Terminal Co. Ltd.	15,835	730,723
JGC Corp.	66,483	1,389,124
JTEKT Corp.	67,384	983,025
Kajima Corp.	280,153	2,286,858
Kamigumi Co. Ltd.	36,642	802,328
Kawasaki Heavy Industries Ltd.	45,993	1,397,315
Keihan Holdings Co. Ltd.	27,704	938,450
Keikyu Corp.	74,281	1,251,616
Keio Corp.	34,036	1,583,143
Keisei Electric Railway Co. Ltd.	40,884	1,388,669
Kintetsu Group Holdings Co. Ltd. (a)	53,410	2,236,361
Komatsu Ltd.	292,337	9,639,314
Kubota Corp.	316,563	5,334,007
Kurita Water Industries Ltd.	29,742	855,747
Kyushu Railway Co.	47,600	1,516,147
LIXIL Group Corp.	82,716	1,829,431
Mabuchi Motor Co. Ltd.	16,248	754,262
Makita Corp.	70,744	3,160,508
Marubeni Corp.	508,687	3,967,183
MINEBEA MITSUMI, Inc.	117,424	2,232,227
MISUMI Group, Inc.	87,720	2,540,038
Mitsubishi Corp.	431,691	12,027,903
Mitsubishi Electric Corp.	582,726	8,276,064
Mitsubishi Heavy Industries Ltd.	97,202	3,681,319
Mitsui & Co. Ltd.	537,971	9,480,079
Mitsui OSK Lines Ltd.	35,308	934,103
Nabtesco Corp.	32,872	1,075,740
Nagoya Railroad Co. Ltd.	55,401	1,424,939
NGK Insulators Ltd.	78,164	1,427,696
Nidec Corp.	71,345	11,073,772
Nippon Express Co. Ltd.	23,239	1,749,574
Nippon Yusen KK	51,512	1,050,743
NSK Ltd.	115,798	1,318,874
Obayashi Corp.	205,808	2,079,174
Odakyu Electric Railway Co. Ltd.	91,577	1,982,478
Park24 Co. Ltd.	33,368	901,183
Persol Holdings Co. Ltd.	57,300	1,228,854
Recruit Holdings Co. Ltd.	349,391	9,731,624
Secom Co. Ltd.	65,272	4,871,475
Seibu Holdings, Inc.	72,030	1,185,878
SG Holdings Co. Ltd.	27,900	632,966
Shimizu Corp.	175,468	1,717,823
SMC Corp.	18,258	6,953,431
Sohgo Security Services Co. Ltd.	23,322	1,068,715
Sumitomo Corp.	360,073	6,048,935
Sumitomo Heavy Industries Ltd.	34,158	1,208,883
Taisei Corp.	66,652	3,670,042
THK Co. Ltd.	37,576	1,336,757

See Notes to Financial Statements.	107

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
Industrials (Continued)
Tobu Railway Co. Ltd.	59,590	$1,848,750
Tokyu Corp.	162,022	2,880,457
Toppan Printing Co. Ltd.	168,478	1,375,267
Toshiba Corp.*	2,066,234	5,812,084
TOTO Ltd.	44,438	2,328,415
Toyota Tsusho Corp.	68,031	2,351,396
West Japan Railway Co.	51,979	3,740,328
Yamato Holdings Co. Ltd.	99,117	2,846,362

		237,877,260

Information Technology — 12.4%
Alps Electric Co. Ltd.	60,442	1,435,695
Brother Industries Ltd.	71,922	1,507,397
Canon, Inc.	319,497	10,907,863
DeNA Co. Ltd.	30,316	583,552
Disco Corp.	9,300	1,756,814
FUJIFILM Holdings Corp.	123,657	4,753,721
Fujitsu Ltd.	619,405	3,796,087
Hamamatsu Photonics KK	44,888	1,949,679
Hirose Electric Co. Ltd.	10,966	1,428,397
Hitachi High-Technologies Corp.	22,570	1,030,106
Hitachi Ltd.	1,527,671	11,186,678
Kakaku.com, Inc.	44,136	961,145
Keyence Corp.	30,743	18,886,378
Konami Holdings Corp.	28,964	1,360,537
Konica Minolta, Inc.	150,480	1,374,979
Kyocera Corp.	101,008	5,994,463
LINE Corp.*	22,047	800,530
Murata Manufacturing Co. Ltd.	57,415	8,542,187
NEC Corp.	80,693	2,277,221
Nexon Co. Ltd.*	138,764	2,297,320
Nintendo Co. Ltd.	35,921	14,859,080
Nippon Electric Glass Co. Ltd.	27,368	742,661
Nomura Research Institute Ltd.	36,774	1,852,475
NTT Data Corp.	190,640	2,132,729
Obic Co. Ltd.	21,762	1,884,433
Omron Corp.	60,417	3,182,327
Oracle Corp.	12,872	980,915
Otsuka Corp.	32,660	1,349,512
Renesas Electronics Corp.*(a)	263,900	2,624,809
Ricoh Co. Ltd.	208,134	1,886,474
Rohm Co. Ltd.	29,512	2,737,290
Seiko Epson Corp.	87,124	1,528,885
Shimadzu Corp.	72,436	2,000,921
SUMCO Corp.	74,400	1,811,698
TDK Corp.	40,728	3,661,533
Tokyo Electron Ltd.	49,714	9,322,660
Trend Micro, Inc.	36,372	2,066,268
Yahoo Japan Corp.	462,528	1,683,698
Yaskawa Electric Corp.	78,282	3,166,253
Yokogawa Electric Corp.	71,708	1,311,093

		143,616,463

Materials — 5.9%
Air Water, Inc.	46,504	905,414
Asahi Kasei Corp.	394,784	5,427,214
Daicel Corp.	89,846	1,017,514
Hitachi Chemical Co. Ltd.	30,094	648,991

	Number of Shares	Value
Materials (Continued)
Hitachi Metals Ltd.	65,446	$720,727
JFE Holdings, Inc.	156,919	3,248,440
JSR Corp.	62,951	1,229,103
Kaneka Corp.	84,186	866,740
Kansai Paint Co. Ltd. (a)	58,706	1,260,626
Kobe Steel Ltd.	97,466	979,274
Kuraray Co. Ltd.	105,421	1,616,420
Maruichi Steel Tube Ltd.	21,132	700,288
Mitsubishi Chemical Holdings Corp.	411,996	3,817,548
Mitsubishi Gas Chemical Co., Inc.	54,476	1,392,635
Mitsubishi Materials Corp.	32,472	902,954
Mitsui Chemicals, Inc.	58,581	1,696,283
Nippon Paint Holdings Co. Ltd.	46,863	1,962,228
Nippon Steel & Sumitomo Metal Corp.	237,937	4,992,335
Nissan Chemical Industries Ltd.	39,302	1,849,761
Nitto Denko Corp.	51,918	4,084,811
Oji Holdings Corp.	260,184	1,710,085
Shin-Etsu Chemical Co. Ltd.	116,931	11,705,461
Sumitomo Chemical Co. Ltd.	470,356	2,849,332
Sumitomo Metal Mining Co. Ltd.	76,705	2,937,473
Taiheiyo Cement Corp.	35,578	1,318,007
Taiyo Nippon Sanso Corp.	40,580	602,070
Teijin Ltd.	55,159	1,070,881
Toray Industries, Inc.	453,642	3,715,123
Tosoh Corp.	88,400	1,552,089
Toyo Seikan Group Holdings Ltd.	46,726	784,744

		67,564,571

Real Estate — 4.0%
Aeon Mall Co. Ltd.	32,422	626,773
Daito Trust Construction Co. Ltd.	23,351	3,814,380
Daiwa House Industry Co. Ltd.	178,217	6,466,172
Daiwa House REIT Investment Corp. REIT	537	1,266,665
Hulic Co. Ltd.	94,710	972,479
Japan Prime Realty Investment Corp. REIT	257	934,352
Japan Real Estate Investment Corp. REIT	416	2,183,536
Japan Retail Fund Investment Corp. REIT	789	1,431,710
Mitsubishi Estate Co. Ltd.	378,524	6,875,612
Mitsui Fudosan Co. Ltd.	282,582	7,104,488
Nippon Building Fund, Inc. REIT	413	2,315,852
Nippon Prologis REIT, Inc. REIT	560	1,168,544
Nomura Real Estate Holdings, Inc.	37,128	871,331
Nomura Real Estate Master Fund, Inc. REIT	1,228	1,720,340
Sumitomo Realty & Development Co. Ltd.	114,750	4,338,528
Tokyo Tatemono Co. Ltd.	66,758	925,413
Tokyu Fudosan Holdings Corp.	165,127	1,220,408
United Urban Investment Corp. REIT	908	1,392,236

		45,628,819

Telecommunication Services — 4.8%
KDDI Corp.	574,015	15,542,227
Nippon Telegraph & Telephone Corp.	219,276	10,292,074

See Notes to Financial Statements.	108

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
Telecommunication Services (Continued)
NTT DOCOMO, Inc.	432,105	$11,193,380
SoftBank Group Corp.	261,893	18,693,746

		55,721,427

Utilities — 1.8%
Chubu Electric Power Co., Inc.	198,534	3,076,059
Chugoku Electric Power Co., Inc.	89,368	1,169,009
Electric Power Development Co. Ltd.	44,966	1,194,987
Kansai Electric Power Co., Inc.	225,107	3,240,498
Kyushu Electric Power Co., Inc.	125,290	1,481,114
Osaka Gas Co. Ltd.	119,889	2,616,872
Toho Gas Co. Ltd.	22,928	723,975
Tohoku Electric Power Co., Inc.	135,421	1,729,097
Tokyo Electric Power Co. Holdings, Inc.*	449,284	2,135,219
Tokyo Gas Co. Ltd.	123,965	3,378,740

		20,745,570

TOTAL COMMON STOCKS (Cost $1,030,468,125)		1,120,810,899

	Number of Shares	Value
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.68% (b)(c) (Cost $1,120,785)	1,120,785	$1,120,785

TOTAL INVESTMENTS — 97.3% (Cost $1,031,588,910)		$1,121,931,684
Other assets and liabilities, net — 2.7%		31,322,263

NET ASSETS — 100.0%		$1,153,253,947

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2018 is as follows:

Value ($) at 5/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2018	Value ($) at 5/31/2018
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.68% (b)(c)
10,764,128	—	(9,643,343)	—	—	176,804	—	1,120,785	1,120,785

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2018 amounted to $6,876,195, which is 0.6% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2018. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $6,248,146.

REIT:	Real Estate Investment Trust

At May 31, 2018, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
Nikkei 225 Futures	JPY	50	$10,013,085	$10,199,016	6/07/2018	$423,033
TOPIX Index Futures	JPY	140	22,622,557	22,450,706	6/07/2018	102,857

Total net unrealized appreciation						$525,890

As of May 31, 2018, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	6/5/2018	JPY	3,230,084,800	USD	29,580,073	$—	$(123,115)
Goldman Sachs & Co.	6/5/2018	JPY	1,883,617,000	USD	17,274,487	—	(46,863)
JP Morgan & Chase Co.	6/5/2018	JPY	42,804,078,200	USD	391,997,656	—	(1,619,744)
RBC Capital Markets	6/5/2018	JPY	44,622,441,600	USD	408,493,879	—	(1,844,813)

See Notes to Financial Statements.	109

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF (Continued)

May 31, 2018

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
RBC Capital Markets	6/5/2018	JPY	8,706,434,000	USD	79,731,440	$—	$(331,117)
The Bank of Nova Scotia	6/5/2018	JPY	34,929,808,000	USD	319,755,838	—	(1,451,411)
The Bank of Nova Scotia	6/5/2018	JPY	2,804,533,600	USD	25,752,316	—	(37,591)
Goldman Sachs & Co.	6/5/2018	USD	47,059,934	JPY	5,113,701,800	—	(35,396)
JP Morgan & Chase Co.	6/5/2018	USD	31,676,931	JPY	3,505,667,000	560,453	—
JP Morgan & Chase Co.	6/5/2018	USD	361,734,252	JPY	39,298,411,200	—	(354,236)
RBC Capital Markets	6/5/2018	USD	42,903,363	JPY	4,674,222,700	79,817	—
RBC Capital Markets	6/5/2018	USD	23,536,712	JPY	2,570,822,500	104,037	—
RBC Capital Markets	6/5/2018	USD	399,065,076	JPY	43,356,425,200	—	(368,408)
RBC Capital Markets	6/5/2018	USD	19,078,391	JPY	2,103,400,200	264,040	—
RBC Capital Markets	6/5/2018	USD	5,724,701	JPY	624,005,000	13,519	—
The Bank of Nova Scotia	6/5/2018	USD	347,317,793	JPY	37,734,341,600	—	(320,636)
Goldman Sachs & Co.	7/5/2018	JPY	5,113,701,800	USD	47,158,927	32,053	—
JP Morgan & Chase Co.	7/5/2018	JPY	146,198,000	USD	1,348,127	795	—
JP Morgan & Chase Co.	7/5/2018	JPY	39,298,411,200	USD	362,494,350	327,895	—
RBC Capital Markets	7/5/2018	JPY	43,356,425,200	USD	399,893,241	328,924	—
The Bank of Nova Scotia	7/5/2018	JPY	37,734,341,600	USD	348,041,779	289,483	—
RBC Capital Markets	7/5/2018	USD	21,652,713	JPY	2,347,258,000	—	(20,843)

Total unrealized appreciation (depreciation)						$2,001,016	$(6,554,173)

Currency Abbreviations

JPY	Japanese Yen
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$1,120,810,899	$—	$—	$1,120,810,899
Short-Term Investments	1,120,785	—	—	1,120,785
Derivatives (e)
Forward Foreign Currency Contracts	—	2,001,016	—	2,001,016
Futures Contracts	525,890	—	—	525,890

TOTAL	$1,122,457,574	$2,001,016	$—	$1,124,458,590

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (e)
Forward Foreign Currency Contracts	$—	$(6,554,173)	$—	$(6,554,173)

TOTAL	$—	$(6,554,173)	$—	$(6,554,173)

(d)	See Schedule of Investments for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

There have been no transfers between fair value measurement levels during the year ended May 31, 2018.

See Notes to Financial Statements.	110

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Mexico Hedged Equity ETF

May 31, 2018

Value
Other assets and liabilities, net — 100.0%	$890,284

NET ASSETS — 100.0%	$890,284

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2018 is as follows:

Value ($) at 5/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2018	Value ($) at 5/31/2018
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.68% (a)(b)
30,956	—	(30,956)	—	—	135	—	—	—

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2018.

As of May 31, 2018, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
RBC Capital Markets	6/5/2018	MXN	14,199,800	USD	752,105	$40,784	$—
The Bank of Nova Scotia	6/5/2018	MXN	2,748,780	USD	145,610	7,914	—
The Bank of Nova Scotia	6/5/2018	MXN	1,097,000	USD	58,102	3,149	—

Total unrealized appreciation (depreciation)						$51,847	$—

Currency Abbreviations

MXN	Mexican Peso
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Derivatives (c)
Forward Foreign Currency Contracts	$—	$51,847	$—	$51,847

TOTAL	$—	$51,847	$—	$51,847

(c)	Derivatives include unrealized appreciation on forward foreign currency contracts.

There have been no transfers between fair value measurement levels during the year ended May 31, 2018.

See Notes to Financial Statements.	111

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI South Korea Hedged Equity ETF

May 31, 2018

	Number of Shares	Value
COMMON STOCKS — 95.7%
Consumer Discretionary — 10.9%
Cheil Worldwide, Inc.	1,330	$24,430
CJ E&M Corp.	347	29,165
Coway Co. Ltd.	773	62,603
Hankook Tire Co. Ltd.	1,129	44,879
Hanon Systems	3,208	30,058
Hanssem Co. Ltd.	212	22,224
HLB, Inc.*	460	58,889
Hotel Shilla Co. Ltd.	502	57,747
Hyundai Department Store Co. Ltd.	266	27,761
Hyundai Mobis Co. Ltd.	923	186,663
Hyundai Motor Co.	2,057	265,247
Kangwon Land, Inc.	1,815	45,209
Kia Motors Corp.	3,656	105,649
LG Electronics, Inc.	1,465	125,849
Lotte Shopping Co. Ltd.	183	38,028
Shinsegae Inc.	120	48,870

		1,173,271

Consumer Staples — 6.8%
Amorepacific Corp.	445	137,263
AMOREPACIFIC Group	435	50,846
BGF retail Co. Ltd.	145	24,549
CJ CheilJedang Corp.	131	42,595
Dongsuh Cos., Inc.	781	18,801
E-MART, Inc.	296	68,649
GS Retail Co. Ltd.	573	20,067
KT&G Corp.	1,593	141,869
LG Household & Health Care Ltd.	130	161,965
Orion Corp.	354	42,528
Ottogi Corp.	26	19,537

		728,669

Energy — 2.6%
GS Holdings Corp.	801	43,321
SK Innovation Co. Ltd.	884	168,936
S-Oil Corp.	656	65,420

		277,677

Financials — 12.7%
BNK Financial Group, Inc.	4,129	36,504
DB Insurance Co. Ltd.	777	42,168
DGB Financial Group, Inc.	2,968	28,497
Hana Financial Group, Inc.	4,011	154,792
Hanwha Life Insurance Co. Ltd.	5,363	27,712
Hyundai Marine & Fire Insurance Co. Ltd.	1,048	33,104
Industrial Bank of Korea	3,761	54,429
ING Life Insurance Korea Ltd., 144A	564	21,033
KB Financial Group, Inc.	5,291	254,255
Korea Investment Holdings Co. Ltd.	624	54,356
Mirae Asset Daewoo Co. Ltd.	5,987	52,208
NH Investment & Securities Co. Ltd.	2,375	34,922
Samsung Card Co. Ltd.	607	20,891
Samsung Fire & Marine Insurance Co. Ltd.	426	98,996
Samsung Life Insurance Co. Ltd.	967	92,399
Samsung Securities Co. Ltd.	1,081	37,004
Shinhan Financial Group Co. Ltd.	5,724	232,316

	Number of Shares	Value
Financials (Continued)
Woori Bank	6,583	$93,436

		1,369,022

Health Care — 6.4%
Celltrion Healthcare Co. Ltd.*	527	48,791
Celltrion Pharm, Inc.*	286	24,728
Celltrion, Inc.*	1,084	266,990
Hanmi Pharm. Co. Ltd.	99	44,359
Hanmi Science Co. Ltd.	276	18,179
Medy-Tox, Inc.	68	47,539
Samsung Biologics Co. Ltd., 144A*	234	94,429
SillaJen, Inc.*	767	57,279
ViroMed Co. Ltd.*	206	50,643
Yuhan Corp.	152	33,560

		686,497

Industrials — 10.4%
CJ Corp.	242	33,226
CJ Logistics Corp.*	163	22,606
Daelim Industrial Co. Ltd.	473	36,859
Daewoo Engineering & Construction Co. Ltd.*	3,521	21,068
Doosan Bobcat, Inc.	684	21,511
Doosan Heavy Industries & Construction Co. Ltd.*	1,273	22,556
GS Engineering & Construction Corp.	915	41,635
Hanwha Corp.	769	25,682
HDC Holdings Co. Ltd. (a)	977	42,055
Hyundai Engineering & Construction Co. Ltd.	1,222	83,662
Hyundai Glovis Co. Ltd.	305	38,056
Hyundai Heavy Industries Co. Ltd.*	537	57,040
Hyundai Heavy Industries Holdings Co. Ltd.*	146	52,552
KCC Corp.	98	31,320
KEPCO Plant Service & Engineering Co. Ltd.	496	18,612
Korea Aerospace Industries Ltd.*	1,067	43,553
Korean Air Lines Co. Ltd.	874	25,905
LG Corp.	1,320	89,882
Lotte Corp.*	527	28,649
Pan Ocean Co. Ltd.*	4,714	22,128
Posco Daewoo Corp.	999	21,223
S-1 Corp.	306	25,094
Samsung C&T Corp.	1,049	122,129
Samsung Engineering Co. Ltd.*	2,460	42,105
Samsung Heavy Industries Co. Ltd.*	6,222	43,233
SK Holdings Co. Ltd.	438	112,553

		1,124,894

Information Technology — 35.9%
Kakao Corp.	663	63,658
LG Display Co. Ltd.	3,352	69,033
LG Innotek Co. Ltd.	251	33,530
NAVER Corp.	374	232,113
NCSoft Corp.	246	80,559
Netmarble Corp., 144A	382	55,637
Pearl Abyss Corp.*	107	22,195

See Notes to Financial Statements.	112

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI South Korea Hedged Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
Information Technology (Continued)
Samsung Electro-Mechanics Co. Ltd.	814	$101,189
Samsung Electronics Co. Ltd.	49,249	2,316,364
Samsung SDI Co. Ltd.	761	141,547
Samsung SDS Co. Ltd.	483	94,543
SK Hynix, Inc.	7,680	665,441

		3,875,809

Materials — 8.0%
Hanwha Chemical Corp.	1,688	40,479
Hyosung Corp. (a)	337	41,892
Hyundai Steel Co.	1,180	67,651
Korea Zinc Co. Ltd.	128	48,151
Kumho Petrochemical Co. Ltd.	327	31,852
LG Chem Ltd.	618	194,066
Lotte Chemical Corp.	242	82,728
OCI Co. Ltd.	288	35,401
POSCO	1,027	323,453

		865,673

Telecommunication Services — 0.7%
KT Corp., ADR	400	5,220
KT Corp.	492	12,324
SK Telecom Co. Ltd.	294	60,548

		78,092

Utilities — 1.3%
Korea Electric Power Corp.	3,550	109,172
Korea Gas Corp.*	530	29,648

		138,820

TOTAL COMMON STOCKS (Cost $7,395,129)		10,318,424

	Number of Shares	Value
PREFERRED STOCKS — 1.6%
Consumer Discretionary — 0.8%
Hyundai Motor Co.	405	$33,589
Hyundai Motor Co. — 2nd Preferred	566	49,619

		83,208

Consumer Staples — 0.5%
Amorepacific Corp.	170	25,627
LG Household & Health Care Ltd.	40	27,200

		52,827

Information Technology — 0.1%
Samsung Electronics Co. Ltd.	257	9,656

Materials — 0.2%
LG Chem Ltd.	138	25,156

TOTAL PREFERRED STOCKS (Cost $151,535)		170,847

TOTAL INVESTMENTS — 97.3% (Cost $7,546,664)		$10,489,271
Other assets and liabilities, net — 2.7%		295,466

NET ASSETS — 100.0%		$10,784,737

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.

ADR:	American Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At May 31, 2018, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
KOSPI 200 Index Futures	KRW	2	$144,417	$143,931	6/14/2018	$(140)
KOSPI 200 MINI Futures	KRW	9	133,343	129,537	6/14/2018	(3,620)

Total net unrealized depreciation						$(3,760)

As of May 31, 2018, the Fund had the following forward foreign currency contracts outstanding:
Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	6/5/2018	KRW	6,738,499,861	USD	6,313,595	$61,312	$—
RBC Capital Markets	6/5/2018	KRW	4,884,977,500	USD	4,574,163	41,661	—
The Bank of New York Mellon	6/5/2018	KRW	212,475,000	USD	198,761	1,617	—
The Bank of New York Mellon	6/5/2018	KRW	195,908,999	USD	183,556	1,782	—
Goldman Sachs & Co.	6/5/2018	USD	6,172,961	KRW	6,644,574,861	—	(7,825)
Goldman Sachs & Co.	6/5/2018	USD	87,062	KRW	93,925,000	86	—
RBC Capital Markets	6/5/2018	USD	4,533,622	KRW	4,884,977,500	—	(1,120)

See Notes to Financial Statements.	113

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI South Korea Hedged Equity ETF (Continued)

May 31, 2018

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
The Bank of New York Mellon	6/5/2018	USD	379,539	KRW	408,384,000	$—	$(622)
Goldman Sachs & Co.	7/5/2018	KRW	6,644,574,861	USD	6,175,542	3,822	—
RBC Capital Markets	7/5/2018	KRW	4,884,977,500	USD	4,537,285	—	(58)
The Bank of New York Mellon	7/5/2018	KRW	408,384,000	USD	379,874	553	—
JP Morgan & Chase Co.	7/5/2018	USD	360,440	KRW	388,608,000	513	—

Total unrealized appreciation (depreciation)						$111,346	$(9,625)

Currency Abbreviations

KRW	South Korean Won
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (b)	$10,234,477	$—	$83,947	$10,318,424
Preferred Stocks (b)	170,847	—	—	170,847
Derivatives (c)
Forward Foreign Currency Contracts	—	111,346	—	111,346

TOTAL	$10,405,324	$111,346	$83,947	$10,600,617

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (c)
Forward Foreign Currency Contracts	$—	$(9,625)	$—	$(9,625)
Futures Contracts	(3,760)	—	—	(3,760)

TOTAL	$(3,760)	$(9,625)	$—	$(13,385)

(b)	See Schedule of Investments for additional detailed categorizations.
(c)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

During the period ended May 31, 2018, the amount of transfers between Level 1 and Level 3 was $272,747. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

See Notes to Financial Statements.	114

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI United Kingdom Hedged Equity ETF

May 31, 2018

	Number of Shares	Value
COMMON STOCKS — 96.3%
Consumer Discretionary — 8.1%
Barratt Developments PLC	878	$6,368
Berkeley Group Holdings PLC	106	5,983
Burberry Group PLC	362	9,957
Carnival PLC	150	9,645
Compass Group PLC	1,307	28,103
GVC Holdings PLC	439	5,935
InterContinental Hotels Group PLC	149	9,535
ITV PLC	2,977	6,435
Kingfisher PLC	1,712	6,946
Marks & Spencer Group PLC	1,310	4,946
Merlin Entertainments PLC, 144A	531	2,589
Next PLC	121	9,329
Pearson PLC	680	8,150
Persimmon PLC	263	9,901
Sky PLC	860	15,399
Taylor Wimpey PLC	2,703	6,832
TUI AG	369	8,570
Whitbread PLC	151	8,461
WPP PLC	1,048	17,171

		180,255

Consumer Staples — 15.8%
Associated British Foods PLC	292	10,286
British American Tobacco PLC	1,896	97,516
Coca-Cola HBC AG*	166	5,671
Diageo PLC	2,034	74,695
Imperial Brands PLC	788	28,388
J Sainsbury PLC	1,436	6,076
Reckitt Benckiser Group PLC	553	42,351
Tesco PLC	8,088	26,417
Unilever PLC	1,018	56,113
Wm Morrison Supermarkets PLC	1,872	6,117

		353,630

Energy — 16.7%
BP PLC	16,462	126,116
John Wood Group PLC	568	5,063
Royal Dutch Shell PLC, Class A	3,797	131,589
Royal Dutch Shell PLC, Class B	3,101	110,354

		373,122

Financials — 20.5%
3i Group PLC	800	10,135
Admiral Group PLC	163	4,172
Aviva PLC	3,309	22,469
Barclays PLC	14,094	36,955
Direct Line Insurance Group PLC	1,141	5,423
Hargreaves Lansdown PLC	255	6,465
HSBC Holdings PLC	16,549	158,527
Investec PLC	526	3,885
Legal & General Group PLC	4,911	17,614
Lloyds Banking Group PLC	59,515	50,009
London Stock Exchange Group PLC	253	15,057
Old Mutual PLC	4,063	12,952
Prudential PLC	2,134	51,375
Royal Bank of Scotland Group PLC*	2,953	10,799

	Number of Shares	Value
Financials (Continued)
RSA Insurance Group PLC	821	$7,114
Schroders PLC	103	4,432
St James’s Place PLC	426	6,750
Standard Chartered PLC	2,340	23,473
Standard Life Aberdeen PLC	2,274	10,595

		458,201

Health Care — 10.0%
AstraZeneca PLC	1,047	76,077
ConvaTec Group PLC, 144A	1,162	3,579
GlaxoSmithKline PLC	4,101	83,083
Mediclinic International PLC	332	2,697
NMC Health PLC*	84	3,935
Shire PLC	753	41,041
Smith & Nephew PLC	733	13,335

		223,747

Industrials — 7.9%
Ashtead Group PLC	407	12,612
Babcock International Group PLC	226	2,503
BAE Systems PLC	2,638	22,423
Bunzl PLC	279	8,493
DCC PLC	76	7,289
easyJet PLC	131	2,976
Experian PLC	760	18,605
Ferguson PLC*	200	15,532
G4S PLC	1,338	4,801
Intertek Group PLC	133	9,664
Meggitt PLC	633	4,138
Melrose Industries PLC	4,014	12,593
RELX PLC	854	18,760
Rolls-Royce Holdings PLC*	1,375	15,073
Rolls-Royce Holdings PLC — Entitlement*	92,087	122
Royal Mail PLC	719	4,865
Smiths Group PLC	321	7,512
Travis Perkins PLC	218	3,899
Weir Group PLC	193	5,621

		177,481

Information Technology — 0.8%
Auto Trader Group PLC, 144A	810	3,797
Micro Focus International PLC	359	6,361
Sage Group PLC	936	8,242

		18,400

Materials — 9.0%
Anglo American PLC (a)	876	20,928
Antofagasta PLC	337	4,724
BHP Billiton PLC	1,734	39,855
Croda International PLC	112	6,941
Fresnillo PLC	196	3,461
Glencore PLC*	9,591	47,435
Johnson Matthey PLC	158	7,379
Mondi PLC	300	8,331
Randgold Resources Ltd.	77	6,109
Rio Tinto PLC	990	55,801

		200,964

See Notes to Financial Statements.	115

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI United Kingdom Hedged Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
Real Estate — 1.2%
British Land Co. PLC REIT	743	$6,697
Hammerson PLC REIT	619	4,501
Land Securities Group PLC REIT	652	8,057
Segro PLC REIT	839	7,301

		26,556

Telecommunication Services — 3.3%
BT Group PLC	6,961	18,961
Vodafone Group PLC	22,042	56,206

		75,167

Utilities — 3.0%
Centrica PLC	4,557	8,838
National Grid PLC	2,789	30,895
Severn Trent PLC	207	5,473
SSE PLC	858	15,598
United Utilities Group PLC	558	5,755

		66,559

TOTAL COMMON STOCKS (Cost $2,090,763)		2,154,082

	Number of Shares	Value
EXCHANGE-TRADED FUND — 1.1%
iShares MSCI United Kingdom ETF (Cost $23,403)	675	$24,320

SECURITIES LENDING COLLATERAL — 1.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.68% (b)(c) (Cost $23,930)	23,930	23,930

TOTAL INVESTMENTS — 98.5% (Cost $2,138,096)		$2,202,332
Other assets and liabilities, net — 1.5%		33,437

NET ASSETS — 100.0%		$2,235,769

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2018 is as follows:

Value ($) at 5/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2018	Value ($) at 5/31/2018
SECURITIES LENDING COLLATERAL — 1.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.68% (b)(c)
6,518	17,412	—	—	—	388	—	23,930	23,930

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2018 amounted to $23,007, which is 1.0% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2018.

REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At May 31, 2018, open futures contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
E-mini FTSE 100 Futures	USD	1	$55,145	$55,310	6/15/2018	$165

As of May 31, 2018, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
JP Morgan & Chase Co.	6/5/2018	GBP	1,166,250	USD	1,608,701	$57,936	$—
The Bank of Nova Scotia	6/5/2018	GBP	137,000	USD	188,981	6,811	—
The Bank of Nova Scotia	6/5/2018	GBP	7,000	USD	9,549	242	—
The Bank of Nova Scotia	6/5/2018	GBP	284,050	USD	391,779	14,077	—
JP Morgan & Chase Co.	6/5/2018	USD	1,551,932	GBP	1,166,250	—	(1,167)

See Notes to Financial Statements.	116

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI United Kingdom Hedged Equity ETF (Continued)

May 31, 2018

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
The Bank of Nova Scotia	6/5/2018	USD	16,261	GBP	12,000	$—	$(304)
The Bank of Nova Scotia	6/5/2018	USD	553,617	GBP	416,050	—	(395)
JP Morgan & Chase Co.	7/5/2018	GBP	1,166,250	USD	1,554,336	1,106	—
The Bank of Nova Scotia	7/5/2018	GBP	87,000	USD	115,954	86	—
The Bank of Nova Scotia	7/5/2018	GBP	416,050	USD	554,470	368	—
The Bank of Nova Scotia	7/5/2018	USD	10,645	GBP	8,000	10	—

Total unrealized appreciation (depreciation)						$80,636	$(1,866)

Currency Abbreviations

GBP	Pound Sterling
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$2,154,082	$—	$—	$2,154,082
Exchange-Traded Fund	24,320	—	—	24,320
Short-Term Investments	23,930	—	—	23,930
Derivatives (e)
Forward Foreign Currency Contracts	—	80,636	—	80,636
Futures Contracts	165	—	—	165

TOTAL	$2,202,497	$80,636	$—	$2,283,133

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (e)
Forward Foreign Currency Contracts	$—	$(1,866)	$—	$(1,866)

TOTAL	$—	$(1,866)	$—	$(1,866)

(d)	See Schedule of Investments for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

There have been no transfers between fair value measurement levels during the year ended May 31, 2018.

See Notes to Financial Statements.	117

DBX ETF Trust

Statements of Assets and Liabilities

May 31, 2018

	Xtrackers MSCI All World ex US Hedged Equity ETF	Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF	Xtrackers MSCI Brazil Hedged Equity ETF	Xtrackers MSCI Emerging Markets Hedged Equity ETF
Assets
Investments in non-affiliated securities at value	$119,965,028	$4,010,112	$3,540	$188,217,993
Investment in affiliated securities at value	123,481	—	—	—
Investment in DWS Government & Agency Securities Portfolio*	3,240,329	5,713	—	993,218
Cash	6,792,510	398,463	11,729	7,113,952
Foreign currency at value	874,522	5,725	1,098	238,527
Cash held as collateral for forward foreign currency contracts	2,230,000	—	—	2,440,000
Unrealized appreciation on forward foreign currency contracts	2,327,587	13,938	328,264	3,422,730
Deposit with broker for futures contracts	321,121	14,388	—	296,400
Receivables:
Investment securities sold	544,319	138,033	4,501,871	2,588,590
Capital shares	—	138,366	—	—
Variation margin on futures contracts	41,563	2,765	—	124,322
Dividends	443,355	8,958	12,110	301,031
Securities lending income	8,515	40	—	1,718
Foreign tax reclaim	145,845	—	—	3,659

Total Assets	$137,058,175	$4,736,501	$4,858,612	$205,742,140

Liabilities
Payable upon return of securities loaned	$3,240,329	$5,713	$—	$993,218
Payable for return of collateral pledged for forward foreign currency contracts	2,230,000	—	—	2,440,000
Unrealized depreciation on forward foreign currency contracts	297,877	9,792	329	633,443
Payables:
Investment securities purchased	3,791,506	344,171	7	6,695,647
Investment advisory fees	43,953	1,520	2,665	108,331

Total Liabilities	9,603,665	361,196	3,001	10,870,639

Net Assets, at value	$127,454,510	$4,375,305	$4,855,611	$194,871,501

Net Assets Consist of
Paid-in capital	$118,059,496	$4,864,872	$9,932,225	$187,581,693
Undistributed net investment income	1,530,237	15,764	105,386	589,440
Accumulated net realized gain (loss)	(7,560,365)	(983,098)	(5,523,661)	(31,948,180)
Net unrealized appreciation (depreciation)	15,425,142	477,767	341,661	38,648,548

Net Assets, at value	$127,454,510	$4,375,305	$4,855,611	$194,871,501

Number of Common Shares outstanding	4,600,001	150,001	400,800	8,150,800

Net Asset Value	$27.71	$29.17	$12.11	$23.91

Investments in non-affiliated securities at cost	$106,340,984	$3,538,598	$3,701	$151,940,143

Investments in affiliated securities at cost	$231,440	$—	$—	$—

Value of securities loaned	$4,511,061	$201,075	$—	$10,739,502

Investment in DWS Government & Agency Securities Portfolio at cost*	$3,240,329	$5,713	$—	$993,218

Non-cash collateral for securities on loan	$1,656,453	$201,459	$—	$10,090,225

Foreign currency at cost	$879,937	$5,703	$1,094	$242,831

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	118

DBX ETF Trust

Statements of Assets and Liabilities (Continued)

May 31, 2018

	Xtrackers MSCI Europe Hedged Equity ETF	Xtrackers MSCI Eurozone Hedged Equity ETF	Xtrackers MSCI Germany Hedged Equity ETF	Xtrackers MSCI Japan Hedged Equity ETF
Assets
Investments in non-affiliated securities at value	$1,476,460,392	$40,458,382	$34,661,826	$1,120,810,899
Investment in affiliated securities at value	3,384,675	158,904	528,438	—
Investment in DWS Government & Agency Securities Portfolio*	66,534,337	2,729,041	—	1,120,785
Cash	53,921,260	814,259	736,913	22,267,621
Foreign currency at value	15,748,436	794,610	532,135	2,253,176
Cash held as collateral for forward foreign currency contracts	49,370,000	1,720,000	1,270,000	—
Receivable for return of collateral pledged for forward foreign currency contracts	—	—	—	2,810,000
Unrealized appreciation on forward foreign currency contracts	48,285,939	1,674,200	1,299,552	2,001,016
Deposit with broker for futures contracts	3,698,155	84,212	85,077	868,266
Receivables:
Investment securities sold	52,287,876	75,502	37,914	21,928,895
Capital shares	—	—	—	24,792,938
Variation margin on futures contracts	930,694	45,649	3,095	332,610
Dividends	4,225,800	111,249	19,824	8,478,824
Securities lending income	243,360	6,228	—	16,888
Foreign tax reclaim	7,882,148	118,504	98,602	531,933

Total Assets	$1,782,973,072	$48,790,740	$39,273,376	$1,208,213,851

Liabilities
Payable upon return of securities loaned	$66,534,337	$2,729,041	$—	$1,120,785
Payable for return of collateral pledged for forward foreign currency contracts	49,370,000	1,720,000	1,270,000	—
Unrealized depreciation on forward foreign currency contracts	3,367,668	253,106	93,138	6,554,173
Payables:
Investment securities purchased	75,342,036	2,360,605	1,571,166	46,820,221
Capital shares	44,562,177	—	—	—
Investment advisory fees	624,983	16,430	14,177	464,725

Total Liabilities	239,801,201	7,079,182	2,948,481	54,959,904

Net Assets, at value	$1,543,171,871	$41,711,558	$36,324,895	$1,153,253,947

Net Assets Consist of
Paid-in capital	$1,668,251,471	$41,696,222	$43,938,801	$1,242,314,072
Undistributed net investment income	32,077,154	790,825	859,925	34,889,467
Accumulated net realized gain (loss)	(222,745,728)	(6,440,488)	(10,115,924)	(210,362,573)
Net unrealized appreciation (depreciation)	65,588,974	5,664,999	1,642,093	86,412,981

Net Assets, at value	$1,543,171,871	$41,711,558	$36,324,895	$1,153,253,947

Number of Common Shares outstanding	53,750,001	1,350,001	1,300,800	26,850,800

Net Asset Value	$28.71	$30.90	$27.93	$42.95

Investments in non-affiliated securities at cost	$1,449,825,423	$36,014,168	$33,197,262	$1,030,468,125

Investments in affiliated securities at cost	$9,353,814	$356,451	$1,569,737	$—

Value of securities loaned	$62,636,378	$2,571,447	$—	$6,876,195

Investment in DWS Government & Agency Securities Portfolio at cost*	$66,534,337	$2,729,041	$—	$1,120,785

Non-cash collateral for securities on loan	$—	$—	$—	$6,248,146

Foreign currency at cost	$15,825,372	$802,395	$537,376	$2,236,150

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	119

DBX ETF Trust

Statements of Assets and Liabilities (Continued)

May 31, 2018

	Xtrackers MSCI Mexico Hedged Equity ETF	Xtrackers MSCI South Korea Hedged Equity ETF	Xtrackers MSCI United Kingdom Hedged Equity ETF
Assets
Investments in non-affiliated securities at value	$—	$10,489,271	$2,178,402
Investment in DWS Government & Agency Securities Portfolio*	—	—	23,930
Cash	1,035	257,252	1,321
Foreign currency at value	2,141	—	4,322
Unrealized appreciation on forward foreign currency contracts	51,847	111,346	80,636
Deposit with broker for futures contracts	—	22,506	1,700
Receivables:
Investment securities sold	835,636	269,612	38,552
Variation margin on futures contracts	—	1,821	—
Dividends	—	811	12,482
Securities lending income	17	—	45

Total Assets	$890,676	$11,152,619	$2,341,390

Liabilities
Payable upon return of securities loaned	$—	$—	$23,930
Unrealized depreciation on forward foreign currency contracts	—	9,625	1,866
Payables:
Investment securities purchased	—	352,826	77,437
Investment advisory fees	392	5,431	853
Variation margin on futures contracts	—	—	1,535

Total Liabilities	392	367,882	105,621

Net Assets, at value	$890,284	$10,784,737	$2,235,769

Net Assets Consist of
Paid-in capital	$1,483,454	$15,813,367	$3,092,825
Distributions in excess of net investment income	(491)	—	—
Undistributed net investment income	—	261,520	38,948
Accumulated net realized gain (loss)	(644,501)	(8,339,786)	(1,038,876)
Net unrealized appreciation (depreciation)	51,822	3,049,636	142,872

Net Assets, at value	$890,284	$10,784,737	$2,235,769

Number of Common Shares outstanding	50,001	350,001	100,001

Net Asset Value	$17.81	$30.81	$22.36

Investments in non-affiliated securities at cost	$—	$7,546,664	$2,114,166

Value of securities loaned	$—	$—	$23,007

Investment in DWS Government & Agency Securities Portfolio at cost*	$—	$—	$23,930

Foreign currency at cost	$2,166	$—	$4,337

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	120

DBX ETF Trust

Statements of Operations

For the Year Ended May 31, 2018

	Xtrackers MSCI All World ex US Hedged Equity ETF	Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF	Xtrackers MSCI Brazil Hedged Equity ETF	Xtrackers MSCI Emerging Markets Hedged Equity ETF
Investment Income
Unaffiliated dividend income*	$3,482,087	$98,969	$138,106	$4,833,222
Affiliated dividend income**	1,258	—	—	—
Unaffiliated non-cash dividend income	—	11,303	—	348,144
Affiliated securities lending income	20,918	226	9	23,696
Unaffiliated securities lending income, net of borrower rebates	13,197	237	—	90

Total Investment Income	3,517,460	110,735	138,115	5,205,152

Expenses
Investment advisory fees	491,929	22,131	29,094	1,416,386
Other expenses	2,932	57	57	3,707

Total Expenses	494,861	22,188	29,151	1,420,093

Net Investment income (loss)	3,022,599	88,547	108,964	3,785,059

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments***	(580,445)	100,485	806,355	689,225
Investments in affiliates	(20,747)	(225)	—	—
In-kind redemptions	2,074,956	232,235	—	6,955,832
In-kind redemptions in affiliates	2,542	—	—	—
Futures contracts	363,352	23,815	13,145	1,114,959
Foreign currency transactions	(17,207)	(62)	(3,550)	(18,770)
Forward foreign currency contracts	(4,525,362)	(72,883)	208,921	(4,868,143)
Distributions in other investment companies	—	104	—	—

Net realized gain (loss)	(2,702,911)	283,469	1,024,871	3,873,103
Net change in unrealized appreciation (depreciation) on:
Investments****	6,164,455	160,362	(749,341)	14,635,928
Investments in affiliates	(64,900)	—	—	—
Futures contracts	(209,996)	(3,116)	2,280	(656,699)
Forward foreign currency contracts	3,282,551	11,891	307,082	4,015,072
Foreign currency translations	(21,061)	(114)	14,103	(5,987)

Net change in unrealized appreciation (depreciation)	9,151,049	169,023	(425,876)	17,988,314

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	6,448,138	452,492	598,995	21,861,417

Net Increase (Decrease) in Net Assets Resulting from Operations	$9,470,737	$541,039	$707,959	$25,646,476

* Unaffiliated foreign tax withheld	$354,621	$9,355	$251	$604,132
** Affiliated foreign tax withheld	$222	$—	$—	$—
*** Net of foreign taxes	$—	$—	$—	$25,572
**** Net of change in deferred foreign taxes	$—	$—	$—	$(194,439)

See Notes to Financial Statements.	121

DBX ETF Trust

Statements of Operations (Continued)

For the Year Ended May 31, 2018

	Xtrackers MSCI Europe Hedged Equity ETF	Xtrackers MSCI Eurozone Hedged Equity ETF	Xtrackers MSCI Germany Hedged Equity ETF	Xtrackers MSCI Japan Hedged Equity ETF
Investment Income
Unaffiliated dividend income*	$61,304,857	$1,253,252	$998,189	$27,447,525
Affiliated dividend income**	35,570	1,904	5,440	—
Unaffiliated non-cash dividend income	—	78,729	164,764	—
Affiliated securities lending income	530,853	16,083	1,214	176,804
Unaffiliated securities lending income, net of borrower rebates	599,348	13,669	266	177,644

Total Investment Income	62,470,628	1,363,637	1,169,873	27,801,973

Expenses
Investment advisory fees	9,827,209	245,120	211,556	7,401,963
Other expenses	106,279	2,098	1,590	83,442

Total Expenses	9,933,488	247,218	213,146	7,485,405

Net Investment income (loss)	52,537,140	1,116,419	956,727	20,316,568

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(17,443,862)	359,471	(239,535)	3,266,279
Investments in affiliates	(886,457)	(72,200)	(402,703)	—
In-kind redemptions	158,140,173	5,199,924	2,900,712	220,352,665
In-kind redemptions in affiliates	915,471	42,716	145,648	—
Futures contracts	1,160,257	37,762	33,897	5,571,493
Foreign currency transactions	848,717	8,814	105,694	1,075,072
Forward foreign currency contracts	(160,980,713)	(5,099,973)	(5,150,489)	(31,071,769)
Payments by Affiliates (See Note 8)	—	—	899	3,520

Net realized gain (loss)	(18,246,414)	476,514	(2,605,877)	199,197,260
Net change in unrealized appreciation (depreciation) on:
Investments	(44,897,070)	(2,410,531)	(653,581)	(3,654,680)
Investments in affiliates	(2,195,752)	(88,526)	(70,948)	—
Futures contracts	(1,670,495)	(24,631)	(80,938)	(1,752,789)
Forward foreign currency contracts	95,283,131	3,285,181	3,106,728	4,776,149
Foreign currency translations	(466,317)	(12,469)	(20,696)	(2,613)

Net change in unrealized appreciation (depreciation)	46,053,497	749,024	2,280,565	(633,933)

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	27,807,083	1,225,538	(325,312)	198,563,327

Net Increase (Decrease) in Net Assets Resulting from Operations	$80,344,223	$2,341,957	$631,415	$218,879,895

* Unaffiliated foreign tax withheld	$5,877,491	$210,349	$130,714	$3,042,673
** Affiliated foreign tax withheld	$6,277	$286	$960	$—

See Notes to Financial Statements.	122

DBX ETF Trust

Statements of Operations (Continued)

For the Year Ended May 31, 2018

	Xtrackers MSCI Mexico Hedged Equity ETF	Xtrackers MSCI South Korea Hedged Equity ETF	Xtrackers MSCI United Kingdom Hedged Equity ETF
Investment Income
Unaffiliated dividend income*	$48,766	$200,693	$116,725
Unaffiliated non-cash dividend income	—	133,222	—
Affiliated securities lending income	135	—	388
Unaffiliated securities lending income, net of borrower rebates	169	—	371

Total Investment Income	49,070	333,915	117,484

Expenses
Investment advisory fees	11,771	104,217	13,610
Other expenses	57	276	57

Total Expenses	11,828	104,493	13,667

Net Investment income (loss)	37,242	229,422	103,817

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(370,757)	9,928,653	(72,625)
In-kind redemptions	(193,867)	—	482,730
Futures contracts	—	100,473	—
Foreign currency transactions	(793)	(27,190)	1,132
Forward foreign currency contracts	(208,155)	(1,114,981)	(163,788)

Net realized gain (loss)	(773,572)	8,886,955	247,449
Net change in unrealized appreciation (depreciation) on:
Investments	450,583	(7,283,870)	(300,940)
Futures contracts	—	(80,771)	165
Forward foreign currency contracts	121,804	509,938	53,227
Foreign currency translations	165	7,133	(77)

Net change in unrealized appreciation (depreciation)	572,552	(6,847,570)	(247,625)

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(201,020)	2,039,385	(176)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(163,778)	$2,268,807	$103,641

* Unaffiliated foreign tax withheld	$1,975	$45,807	$1,598

See Notes to Financial Statements.	123

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers MSCI All World ex US Hedged Equity ETF		Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF
	Year Ended May 31, 2018	Year Ended May 31, 2017	Year Ended May 31, 2018	Year Ended May 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$3,022,599	$2,010,674	$88,547	$97,980
Net realized gain (loss)	(2,702,911)	2,563,787	283,469	(81,419)
Net change in net unrealized appreciation (depreciation)	9,151,049	8,276,667	169,023	706,521

Net increase (decrease) in net assets resulting from operations	9,470,737	12,851,128	541,039	723,082

Distributions to Shareholders from
Net investment income	(2,997,077)	(1,409,981)	(110,378)	(83,349)

Total distributions	(2,997,077)	(1,409,981)	(110,378)	(83,349)

Fund Shares Transactions
Proceeds from shares sold	24,446,147	28,916,357	1,474,842	—
Value of shares redeemed	(8,258,171)	(3,437,784)	(1,462,688)	(1,161,572)

Net increase (decrease) in net assets resulting from fund share transactions	16,187,976	25,478,573	12,154	(1,161,572)

Total net increase (decrease) in Net Assets	22,661,636	36,919,720	442,815	(521,839)

Net Assets
Beginning of year	104,792,874	67,873,154	3,932,490	4,454,329

End of year	$127,454,510	$104,792,874	$4,375,305	$3,932,490

Undistributed net investment income	$1,530,237	$1,338,285	$15,764	$34,504

Changes in Shares Outstanding
Shares outstanding, beginning of year	4,000,001	3,000,001	150,001	200,001
Shares sold	900,000	1,150,000	50,000	—
Shares redeemed	(300,000)	(150,000)	(50,000)	(50,000)

Shares outstanding, end of year	4,600,001	4,000,001	150,001	150,001

See Notes to Financial Statements.	124

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI Brazil Hedged Equity ETF		Xtrackers MSCI Emerging Markets Hedged Equity ETF
	Year Ended May 31, 2018	Year Ended May 31, 2017	Year Ended May 31, 2018	Year Ended May 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$108,964	$96,395	$3,785,059	$2,662,499
Net realized gain (loss)	1,024,871	(623,118)	3,873,103	(13,077,189)
Net change in net unrealized appreciation (depreciation)	(425,876)	1,105,938	17,988,314	35,746,253

Net increase (decrease) in net assets resulting from operations	707,959	579,215	25,646,476	25,331,563

Distributions to Shareholders from
Net investment income	(54,240)	(16,681)	(3,312,983)	(2,272,221)

Total distributions	(54,240)	(16,681)	(3,312,983)	(2,272,221)

Fund Shares Transactions
Proceeds from shares sold	—	464,672	29,674,592	60,902,841
Value of shares redeemed	—	—	(45,001,682)	(26,449,560)

Net increase (decrease) in net assets resulting from fund share transactions	—	464,672	(15,327,090)	34,453,281

Total net increase (decrease) in Net Assets	653,719	1,027,206	7,006,403	57,512,623

Net Assets
Beginning of year	4,201,892	3,174,686	187,865,098	130,352,475

End of year	$4,855,611	$4,201,892	$194,871,501	$187,865,098

Undistributed net investment income	$105,386	$54,241	$589,440	$553,108

Changes in Shares Outstanding
Shares outstanding, beginning of year	400,800	350,800	8,750,800	7,000,800
Shares sold	—	50,000	1,250,000	3,100,000
Shares redeemed	—	—	(1,850,000)	(1,350,000)

Shares outstanding, end of year	400,800	400,800	8,150,800	8,750,800

See Notes to Financial Statements.	125

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI Europe Hedged Equity ETF		Xtrackers MSCI Eurozone Hedged Equity ETF
	Year Ended May 31, 2018	Year Ended May 31, 2017	Year Ended May 31, 2018	Year Ended May 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$52,537,140	$75,388,688	$1,116,419	$1,500,447
Net realized gain (loss)	(18,246,414)	152,966,738	476,514	1,712,134
Net change in net unrealized appreciation (depreciation)	46,053,497	249,220,048	749,024	6,000,036

Net increase (decrease) in net assets resulting from operations	80,344,223	477,575,474	2,341,957	9,212,617

Distributions to Shareholders from
Net investment income	(57,735,062)	(102,491,603)	(1,340,413)	(2,397,494)
Net realized gains	—	(152,205,544)	—	—

Total distributions	(57,735,062)	(254,697,147)	(1,340,413)	(2,397,494)

Fund Shares Transactions
Proceeds from shares sold	40,753,740	513,898,440	—	12,930,964
Value of shares redeemed	(1,267,014,363)	(1,300,201,021)	(24,406,845)	(37,947,352)

Net increase (decrease) in net assets resulting from fund share transactions	(1,226,260,623)	(786,302,581)	(24,406,845)	(25,016,388)

Total net increase (decrease) in Net Assets	(1,203,651,462)	(563,424,254)	(23,405,301)	(18,201,265)

Net Assets
Beginning of year	2,746,823,333	3,310,247,587	65,116,859	83,318,124

End of year	$1,543,171,871	$2,746,823,333	$41,711,558	$65,116,859

Undistributed net investment income	$32,077,154	$37,431,502	$790,825	$859,925

Changes in Shares Outstanding
Shares outstanding, beginning of year	97,100,001	129,050,001	2,150,001	3,250,001
Shares sold	1,400,000	19,400,000	—	450,000
Shares redeemed	(44,750,000)	(51,350,000)	(800,000)	(1,550,000)

Shares outstanding, end of year	53,750,001	97,100,001	1,350,001	2,150,001

See Notes to Financial Statements.	126

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI Germany Hedged Equity ETF		Xtrackers MSCI Japan Hedged Equity ETF
	Year Ended May 31, 2018	Year Ended May 31, 2017	Year Ended May 31, 2018	Year Ended May 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$956,727	$1,298,224	$20,316,568	$24,496,697
Net realized gain (loss)	(2,605,877)	(943,721)	199,197,260	131,181,888
Net change in net unrealized appreciation (depreciation)	2,280,565	13,981,538	(633,933)	105,229,627

Net increase (decrease) in net assets resulting from operations	631,415	14,336,041	218,879,895	260,908,212

Distributions to Shareholders from
Net investment income	(894,915)	(3,345,700)	(42,063,292)	(14,421,223)

Total distributions	(894,915)	(3,345,700)	(42,063,292)	(14,421,223)

Fund Shares Transactions
Proceeds from shares sold	5,744,626	2,551,169	378,553,626	1,267,608,580
Value of shares redeemed	(34,675,155)	(58,009,508)	(1,182,044,051)	(760,329,675)

Net increase (decrease) in net assets resulting from fund share transactions	(28,930,529)	(55,458,339)	(803,490,425)	507,278,905

Total net increase (decrease) in Net Assets	(29,194,029)	(44,467,998)	(626,673,822)	753,765,894

Net Assets
Beginning of year	65,518,924	109,986,922	1,779,927,769	1,026,161,875

End of year	$36,324,895	$65,518,924	$1,153,253,947	$1,779,927,769

Undistributed net investment income	$859,925	$757,164	$34,889,467	$42,063,267

Changes in Shares Outstanding
Shares outstanding, beginning of year	2,350,800	4,700,800	46,050,800	29,900,800
Shares sold	200,000	100,000	8,900,000	37,400,000
Shares redeemed	(1,250,000)	(2,450,000)	(28,100,000)	(21,250,000)

Shares outstanding, end of year	1,300,800	2,350,800	26,850,800	46,050,800

See Notes to Financial Statements.	127

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI Mexico Hedged Equity ETF		Xtrackers MSCI South Korea Hedged Equity ETF
	Year Ended May 31, 2018	Year Ended May 31, 2017	Year Ended May 31, 2018	Year Ended May 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$37,242	$57,624	$229,422	$352,147
Net realized gain (loss)	(773,572)	(6,046)	8,886,955	9,214,168
Net change in net unrealized appreciation (depreciation)	572,552	68,472	(6,847,570)	(4,239,302)

Net increase (decrease) in net assets resulting from operations	(163,778)	120,050	2,268,807	5,327,013

Distributions to Shareholders from
Net investment income	(36,991)	(73,128)	—	(430,440)
Net realized gains	—	(241,435)	—	—
Return of capital	(10,107)	—	—	—

Total distributions	(47,098)	(314,563)	—	(430,440)

Fund Shares Transactions
Proceeds from shares sold	—	1,097,455	3,016,486	47,137,585
Value of shares redeemed	(1,963,338)	(2,148,889)	(23,488,528)	(141,207,451)

Net increase (decrease) in net assets resulting from fund share transactions	(1,963,338)	(1,051,434)	(20,472,042)	(94,069,866)

Total net increase (decrease) in Net Assets	(2,174,214)	(1,245,947)	(18,203,235)	(89,173,293)

Net Assets
Beginning of year	3,064,498	4,310,445	28,987,972	118,161,265

End of year	$890,284	$3,064,498	$10,784,737	$28,987,972

Distributions in excess of net investment income	$(491)	$—	$—	$(1,889)

Undistributed net investment income	$—	$—	$261,520	$—

Changes in Shares Outstanding
Shares outstanding, beginning of year	150,001	200,001	1,000,001	5,150,001
Shares sold	—	50,000	100,000	1,850,000
Shares redeemed	(100,000)	(100,000)	(750,000)	(6,000,000)

Shares outstanding, end of year	50,001	150,001	350,001	1,000,001

See Notes to Financial Statements.	128

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI United Kingdom Hedged Equity ETF
	Year Ended May 31, 2018	Year Ended May 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$103,817	$213,141
Net realized gain (loss)	247,449	146,007
Net change in net unrealized appreciation (depreciation)	(247,625)	867,333

Net increase (decrease) in net assets resulting from operations	103,641	1,226,481

Distributions to Shareholders from
Net investment income	(111,783)	(155,550)
Net realized gains	—	(1,154,665)

Total distributions	(111,783)	(1,310,215)

Fund Shares Transactions
Proceeds from shares sold	—	—
Value of shares redeemed	(3,235,699)	—

Net increase (decrease) in net assets resulting from fund share transactions	(3,235,699)	—

Total net increase (decrease) in Net Assets	(3,243,841)	(83,734)

Net Assets
Beginning of year	5,479,610	5,563,344

End of year	$2,235,769	$5,479,610

Undistributed net investment income	$38,948	$34,513

Changes in Shares Outstanding
Shares outstanding, beginning of year	250,001	250,001
Shares sold	—	—
Shares redeemed	(150,000)	—

Shares outstanding, end of year	100,001	250,001

See Notes to Financial Statements.	129

DBX ETF Trust

Financial Highlights

Xtrackers MSCI All World ex US Hedged Equity ETF Selected Per Share Data	Year Ended 5/31/2018	Year Ended 5/31/2017	Year Ended 5/31/2016	Year Ended 5/31/2015	Period Ended 5/31/2014(a)
Net Asset Value, beginning of period	$26.20	$22.62	$26.87	$25.61	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.67	0.64	0.64	0.96	0.45
Net realized and unrealized gain (loss)	1.51	3.42	(3.57)	2.16	0.16

Total from investment operations	2.18	4.06	(2.93)	3.12	0.61

Less distributions from:
Net investment income	(0.67)	(0.48)	(0.86)	(1.82)	—
Net realized gains	—	—	(0.46)	(0.04)	—

Total distributions	(0.67)	(0.48)	(1.32)	(1.86)	—

Net Asset Value, end of period	$27.71	$26.20	$22.62	$26.87	$25.61

Total Return (%)	8.43	18.30	(11.17)	13.01	2.44	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	127	105	68	47	5
Ratio of expenses (%)	0.40	0.40	0.40	0.40	0.40	*
Ratio of net investment income (loss) (%)	2.46	2.67	2.76	3.70	5.18	*
Portfolio turnover rate (%)(d)	11	15	24	24	3	**

Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF Selected Per Share Data	Year Ended 5/31/2018	Year Ended 5/31/2017	Year Ended 5/31/2016	Year Ended 5/31/2015	Period Ended 5/31/2014(b)
Net Asset Value, beginning of period	$26.22	$22.27	$27.90	$26.47	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.68	0.56	0.63	0.68	0.40
Net realized and unrealized gain (loss)	3.01	3.89	(4.19)	2.04	1.08

Total from investment operations	3.69	4.45	(3.56)	2.72	1.48

Less distributions from:
Net investment income	(0.74)	(0.50)	(1.09)	(1.29)	(0.01)
Net realized gains	—	—	(0.98)	—	—

Total distributions	(0.74)	(0.50)	(2.07)	(1.29)	(0.01)

Net Asset Value, end of period	$29.17	$26.22	$22.27	$27.90	$26.47

Total Return (%)	14.20	20.34	(12.98)	10.78	5.94	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	4	4	4	11	7
Ratio of expenses (%)	0.60	0.60	0.60	0.60	0.60	*
Ratio of net investment income (loss) (%)	2.40	2.34	2.64	2.51	2.33	*
Portfolio turnover rate (%)(d)	24	14	34	19	20	**

(a)	For the period January 23, 2014 (commencement of operations) through May 31, 2014.
(b)	For the period October 1, 2013 (commencement of operations) through May 31, 2014.
(c)	Based on average shares outstanding during the period.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	130

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI Brazil Hedged Equity ETF Selected Per Share Data	Year Ended 5/31/2018	Year Ended 5/31/2017	Year Ended 5/31/2016	Year Ended 5/31/2015	Year Ended 5/31/2014
Net Asset Value, beginning of year	$10.48	$9.05	$13.03	$14.46	$19.28

Income (loss) from investment operations:
Net investment income (loss)(a)	0.27	0.24	0.24	0.42	0.47
Net realized and unrealized gain (loss)	1.50	1.23	(1.91)	(1.44)	(2.30)

Total from investment operations	1.77	1.47	(1.67)	(1.02)	(1.83)

Less distributions from:
Net investment income	(0.14)	(0.04)	(2.30)	(0.41)	(2.95)
Return of capital	—	—	(0.01)	—	(0.04)

Total distributions	(0.14)	(0.04)	(2.31)	(0.41)	(2.99)

Net Asset Value, end of year	$12.11	$10.48	$9.05	$13.03	$14.46

Total Return (%)	17.10	16.28	(15.83)	(6.96)	(9.83	)(b)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	5	4	3	7	6
Ratio of expenses before fee waiver (%)	0.60	0.60	0.60	0.60	0.63
Ratio of expenses after fee waiver (%)	0.60	0.60	0.60	0.60	0.60
Ratio of net investment income (loss) (%)	2.25	2.26	2.56	2.97	2.93
Portfolio turnover rate (%)(c)	60	28	59	141	89

Xtrackers MSCI Emerging Markets Hedged Equity ETF Selected Per Share Data	Year Ended 5/31/2018	Year Ended 5/31/2017	Year Ended 5/31/2016	Year Ended 5/31/2015	Year Ended 5/31/2014
Net Asset Value, beginning of year	$21.47	$18.62	$22.43	$21.74	$21.96

Income (loss) from investment operations:
Net investment income (loss)(a)	0.41	0.35	0.43	0.36	0.38
Net realized and unrealized gain (loss)	2.39	2.81	(3.60)	0.77	(0.17)

Total from investment operations	2.80	3.16	(3.17)	1.13	0.21

Less distributions from:
Net investment income	(0.36)	(0.31)	(0.64)	(0.44)	(0.43)

Total distributions	(0.36)	(0.31)	(0.64)	(0.44)	(0.43)

Net Asset Value, end of year	$23.91	$21.47	$18.62	$22.43	$21.74

Total Return (%)	13.09	17.19	(14.32)	5.35	1.17	(b)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	195	188	130	245	29
Ratio of expenses before fee waiver (%)	0.65	0.65	0.65	0.65	0.66
Ratio of expenses after fee waiver (%)	0.65	0.65	0.65	0.65	0.65
Ratio of net investment income (loss) (%)	1.74	1.74	2.20	1.64	1.81
Portfolio turnover rate (%)(c)	15	43	32	58	16

(a)	Based on average shares outstanding during the period.
(b)	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	131

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI Europe Hedged Equity ETF Selected Per Share Data	Year Ended 5/31/2018	Year Ended 5/31/2017	Year Ended 5/31/2016	Year Ended 5/31/2015		Period Ended 5/31/2014(a)
Net Asset Value, beginning of period	$28.29	$25.65	$29.47	$27.75		$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.68	0.76	0.79	1.33		1.27
Net realized and unrealized gain (loss)	0.39	4.40	(3.19)	1.54		1.72

Total from investment operations	1.07	5.16	(2.40)	2.87		2.99

Less distributions from:
Net investment income	(0.65)	(0.85)	(1.28)	(1.15)		(0.24)
Net realized gains	—	(1.67)	(0.14)	(0.00	)(d)	—

Total distributions	(0.65)	(2.52)	(1.42)	(1.15)		(0.24)

Net Asset Value, end of period	$28.71	$28.29	$25.65	$29.47		$27.75

Total Return (%)	3.82	21.77	(8.46)	10.88		12.05	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	1,543	2,747	3,310	2,668		164
Ratio of expenses (%)	0.45	0.45	0.45	0.45		0.45	*
Ratio of net investment income (loss) (%)	2.41	2.95	3.08	4.74		7.30	*
Portfolio turnover rate (%)(e)	11	17	18	13		4	**

Xtrackers MSCI Eurozone Hedged Equity ETF Selected Per Share Data	Year Ended 5/31/2018	Year Ended 5/31/2017	Year Ended 5/31/2016	Period Ended 5/31/2015(b)
Net Asset Value, beginning of period	$30.29	$25.64	$29.30	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.62	0.73	0.78	0.81
Net realized and unrealized gain (loss)	0.63	4.84	(3.15)	3.49

Total from investment operations	1.25	5.57	(2.37)	4.30

Less distributions from:
Net investment income	(0.64)	(0.92)	(1.29)	—

Total distributions	(0.64)	(0.92)	(1.29)	—

Net Asset Value, end of period	$30.90	$30.29	$25.64	$29.30

Total Return (%)	4.19	22.56	(8.45)	17.20	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	42	65	83	22
Ratio of expenses (%)	0.45	0.45	0.45	0.45	*
Ratio of net investment income (loss) (%)	2.05	2.76	3.11	6.04	*
Portfolio turnover rate (%)(e)	14	16	22	8	**

(a)	For the period October 1, 2013 (commencement of operations) through May 31, 2014.
(b)	For the period December 10, 2014 (commencement of operations) through May 31, 2015.
(c)	Based on average shares outstanding during the period.
(d)	Amount represents less than $0.005.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	132

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI Germany Hedged Equity ETF Selected Per Share Data	Year Ended 5/31/2018	Year Ended 5/31/2017	Year Ended 5/31/2016	Year Ended 5/31/2015	Year Ended 5/31/2014
Net Asset Value, beginning of year	$27.87	$23.40	$27.34	$26.51	$23.22

Income (loss) from investment operations:
Net investment income (loss)(a)	0.57	0.40	0.33	1.38	1.03
Net realized and unrealized gain (loss)	(0.09)	4.78	(2.93)	1.93	3.11

Total from investment operations	0.48	5.18	(2.60)	3.31	4.14

Less distributions from:
Net investment income	(0.42)	(0.71)	(1.34)	(2.48)	(0.85)

Total distributions	(0.42)	(0.71)	(1.34)	(2.48)	(0.85)

Net Asset Value, end of year	$27.93	$27.87	$23.40	$27.34	$26.51

Total Return (%)	1.73	22.93	(9.99)	13.92	18.70

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	36	66	110	234	45
Ratio of expenses (%)	0.45	0.45	0.45	0.45	0.47
Ratio of net investment income (loss) (%)	2.04	1.63	1.37	5.14	4.15
Portfolio turnover rate (%)(b)	17	12	16	20	12

Xtrackers MSCI Japan Hedged Equity ETF Selected Per Share Data	Year Ended 5/31/2018	Year Ended 5/31/2017	Year Ended 5/31/2016	Year Ended 5/31/2015	Year Ended 5/31/2014
Net Asset Value, beginning of year	$38.65	$34.32	$44.54	$35.43	$34.08

Income (loss) from investment operations:
Net investment income (loss)(a)	0.52	0.53	0.48	0.52	0.55
Net realized and unrealized gain (loss)	4.69	4.22	(8.44)	12.49	1.51

Total from investment operations	5.21	4.75	(7.96)	13.01	2.06

Less distributions from:
Net investment income	(0.91)	(0.42)	(1.39)	(3.90)	(0.71)
Net realized gains	—	—	(0.87)	—	—

Total distributions	(0.91)	(0.42)	(2.26)	(3.90)	(0.71)

Net Asset Value, end of year	$42.95	$38.65	$34.32	$44.54	$35.43

Total Return (%)	13.74	14.08	(18.65)	39.00	6.21

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	1,153	1,780	1,026	1,263	441
Ratio of expenses (%)	0.46	0.45	0.45	0.45	0.48
Ratio of net investment income (loss) (%)	1.24	1.50	1.29	1.32	1.56
Portfolio turnover rate (%)(b)	12	22	15	14	13

(a)	Based on average shares outstanding during the period.
(b)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	133

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI Mexico Hedged Equity ETF Selected Per Share Data	Year Ended 5/31/2018	Year Ended 5/31/2017	Year Ended 5/31/2016	Year Ended 5/31/2015	Period Ended 5/31/2014(a)
Net Asset Value, beginning of period	$20.43	$21.55	$25.24	$24.29	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.32	0.32	0.53	0.26	0.07
Net realized and unrealized gain (loss)	(2.47)	0.14	(0.11)	0.94	(0.78)

Total from investment operations	(2.15)	0.46	0.42	1.20	(0.71)

Less distributions from:
Net investment income	(0.37)	(0.37)	(2.79)	(0.18)	—
Net realized gains	—	(1.21)	(1.32)	(0.07)	—
Return of capital	(0.10)	—	—	—	—

Total distributions	(0.47)	(1.58)	(4.11)	(0.25)	—

Net Asset Value, end of period	$17.81	$20.43	$21.55	$25.24	$24.29

Total Return (%)	(10.72)	2.19	2.09	4.99	(2.84	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	1	3	4	5	5
Ratio of expenses (%)	0.50	0.50	0.51	0.50	0.50	*
Ratio of net investment income (loss) (%)	1.58	1.52	2.40	1.04	0.79	*
Portfolio turnover rate (%)(c)	22	23	34	22	7	**

Xtrackers MSCI South Korea Hedged Equity ETF Selected Per Share Data	Year Ended 5/31/2018	Year Ended 5/31/2017	Year Ended 5/31/2016	Year Ended 5/31/2015	Period Ended 5/31/2014(a)
Net Asset Value, beginning of period	$28.99	$22.94	$24.32	$25.08	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.39	0.18	0.16	(0.11)	(0.02)
Net realized and unrealized gain (loss)	1.43	5.99	(1.51)	(0.65)	0.10

Total from investment operations	1.82	6.17	(1.35)	(0.76)	0.08

Less distributions from:
Net investment income	—	(0.12)	(0.03)	—	—

Total distributions	—	(0.12)	(0.03)	—	—

Net Asset Value, end of period	$30.81	$28.99	$22.94	$24.32	$25.08

Total Return (%)	6.28	27.01	(5.55)	(3.07)	0.32	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	11	29	118	137	5
Ratio of expenses (%)	0.58	0.58	0.58	0.58	0.58	*
Ratio of net investment income (loss) (%)	1.28	0.74	0.72	(0.47)	(0.26	)*
Portfolio turnover rate (%)(c)	32	110	124	287	8	**

(a)	For the period January 23, 2014 (commencement of operations) through May 31, 2014.
(b)	Based on average shares outstanding during the period.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	134

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI United Kingdom Hedged Equity ETF Selected Per Share Data	Year Ended 5/31/2018	Year Ended 5/31/2017	Year Ended 5/31/2016	Year Ended 5/31/2015	Period Ended 5/31/2014(a)
Net Asset Value, beginning of period	$21.92	$22.25	$25.93	$26.53	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.74	0.85	0.89	0.92	1.32
Net realized and unrealized gain (loss)	0.59 (c)	4.06	(2.95)	0.08	0.63

Total from investment operations	1.33	4.91	(2.06)	1.00	1.95

Less distributions from:
Net investment income	(0.89)	(0.62)	(1.51)	(1.58)	(0.42)
Net realized gains	—	(4.62)	(0.11)	(0.02)	—

Total distributions	(0.89)	(5.24)	(1.62)	(1.60)	(0.42)

Net Asset Value, end of period	$22.36	$21.92	$22.25	$25.93	$26.53

Total Return (%)	6.22	24.79	(8.25)	4.27	7.90	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	2	5	6	5	5
Ratio of expenses (%)	0.45	0.45	0.45	0.45	0.45	*
Ratio of net investment income (loss) (%)	3.43	3.81	4.04	3.57	7.70	*
Portfolio turnover rate (%)(d)	18	35	24	19	11	**

(a)	For the period October 1, 2013 (commencement of operations) through May 31, 2014.
(b)	Based on average shares outstanding during the period.
(c)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	135

DBX ETF Trust

Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of May 31, 2018, the Trust consists of thirty-seven investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

New Fund Name	Former Fund Name
Xtrackers MSCI All World ex US Hedged Equity ETF	Deutsche X-trackers MSCI All World ex US Hedged Equity ETF
Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF	Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF
Xtrackers MSCI Brazil Hedged Equity ETF	Deutsche X-trackers MSCI Brazil Hedged Equity ETF
Xtrackers MSCI Emerging Markets Hedged Equity ETF	Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF
Xtrackers MSCI Europe Hedged Equity ETF	Deutsche X-trackers MSCI Europe Hedged Equity ETF
Xtrackers MSCI Eurozone Hedged Equity ETF	Deutsche X-trackers MSCI Eurozone Hedged Equity ETF
Xtrackers MSCI Germany Hedged Equity ETF	Deutsche X-trackers MSCI Germany Hedged Equity ETF
Xtrackers MSCI Japan Hedged Equity ETF	Deutsche X-trackers MSCI Japan Hedged Equity ETF
Xtrackers MSCI Mexico Hedged Equity ETF	Deutsche X-trackers MSCI Mexico Hedged Equity ETF
Xtrackers MSCI South Korea Hedged Equity ETF	Deutsche X-trackers MSCI South Korea Hedged Equity ETF
Xtrackers MSCI United Kingdom Hedged Equity ETF	Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group Gmbh & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers MSCI All World ex US Hedged Equity ETF	MSCI ACWI ex USA US Dollar Hedged Index
Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF	MSCI Asia Pacific ex Japan US Dollar Hedged Index
Xtrackers MSCI Brazil Hedged Equity ETF	MSCI Brazil US Dollar Hedged Index
Xtrackers MSCI Emerging Markets Hedged Equity ETF	MSCI EM US Dollar Hedged Index
Xtrackers MSCI Europe Hedged Equity ETF	MSCI Europe US Dollar Hedged Index
Xtrackers MSCI Eurozone Hedged Equity ETF	MSCI EMU US Dollar Hedged Index
Xtrackers MSCI Germany Hedged Equity ETF	MSCI Germany US Dollar Hedged Index
Xtrackers MSCI Japan Hedged Equity ETF	MSCI Japan US Dollar Hedged Index
Xtrackers MSCI Mexico Hedged Equity ETF	MSCI Mexico IMI 25/50 US Dollar Hedged Index
Xtrackers MSCI South Korea Hedged Equity ETF	MSCI Korea 25/50 US Dollar Hedged Index
Xtrackers MSCI United Kingdom Hedged Equity ETF	MSCI United Kingdom US Dollar Hedged Index

The MSCI ACWI ex USA US Dollar Hedged Index is designed to provide exposure to equity securities in developed and emerging stock markets (excluding the United States), while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

The MSCI Asia Pacific ex Japan US Dollar Hedged Index is designed to provide exposure to equity securities in developed and emerging stock markets in the Asia Pacific region (excluding Japan), while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

The MSCI Brazil US Dollar Hedged Index is designed to provide exposure to Brazilian equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and Brazilian real.

136

DBX ETF Trust

Notes to Financial Statements (Continued)

The MSCI EM US Dollar Hedged Index is designed to provide exposure to equity securities in the global emerging markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

The MSCI Europe US Dollar Hedged Index is designed to provide exposure to equity securities in developed stock markets in Europe, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

The MSCI EMU US Dollar Hedged Index is designed to provide exposure to equity securities from countries in the European Monetary Union, while mitigating exposure to fluctuations between the value of the U.S. dollar and the euro.

The MSCI Germany US Dollar Hedged Index is designed to provide exposure to German equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and the euro.

The MSCI Japan US Dollar Hedged Index is designed to provide exposure to Japanese equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and Japanese yen.

The MSCI Mexico IMI 25/50 US Dollar Hedged Index is designed to provide exposure to the Mexican equity markets while at the same time mitigating exposure to fluctuations of the Mexican peso relative to the U.S. dollar.

The MSCI Korea 25/50 US Dollar Hedged Index is designed to provide exposure to the South Korean equity markets while at the same time mitigating exposure to fluctuations of the South Korean won relative to the U.S. dollar.

The MSCI United Kingdom US Dollar Hedged Index is designed to provide exposure to the United Kingdom equity markets while at the same time hedging exposure to fluctuations of the British pound sterling relative to the U.S. dollar.

The MSCI Hedged Underlying Indices are rebalanced monthly on the last trading day of the month, when the index will take into account the effect of rolling into new 1-month forward contracts based on the newly determined weights of currency to be sold for the next month’s index calculation. The currency weights are determined as of the close of two business days before the first calendar day of the following month and remain constant intra month. This means that no changes in the weights are made during the month to account for changes in the indexes due to price movement of securities, corporate events, additions, deletions or any other changes. The daily calculation of MSCI Hedged Indices marks to market the one-month forward contracts on a daily basis by using an equal and offsetting forward position.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between each Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund, except Xtrackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF, Xtrackers MSCI Eurozone Hedged Equity ETF, Xtrackers MSCI Japan Hedged Equity ETF and Xtrackers MSCI United Kingdom Hedged Equity ETF, is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may dominate the underlying index of such a Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

137

DBX ETF Trust

Notes to Financial Statements (Continued)

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The Net Asset Value (“NAV”), of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source.

138

DBX ETF Trust

Notes to Financial Statements (Continued)

Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on the accrual basis.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors semi-annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex- dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the year ended May 31, 2018, the Funds did not incur any interest or penalties.

As of May 31, 2018, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Xtrackers MSCI All World ex US Hedged Equity ETF	$1,530,237	$(4,092,368)	$11,957,145	$9,395,014
Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF	15,764	(955,757)	450,426	(489,567)
Xtrackers MSCI Brazil Hedged Equity ETF	105,386	(5,195,726)	13,726	(5,076,614)
Xtrackers MSCI Emerging Markets Hedged Equity ETF	589,440	(24,251,164)	30,951,532	7,289,808
Xtrackers MSCI Europe Hedged Equity ETF	32,077,154	(151,517,529)	(5,639,225)	(125,079,600)
Xtrackers MSCI Eurozone Hedged Equity ETF	790,825	(4,470,452)	3,694,963	15,336
Xtrackers MSCI Germany Hedged Equity ETF	859,925	(8,454,362)	(19,469)	(7,613,906)
Xtrackers MSCI Japan Hedged Equity ETF	34,889,467	(196,030,131)	72,080,539	(89,060,125)
Xtrackers MSCI Mexico Hedged Equity ETF	—	(593,145)	(25)	(593,170)
Xtrackers MSCI South Korea Hedged Equity ETF	261,520	(7,254,548)	1,964,398	(5,028,630)
Xtrackers MSCI United Kingdom Hedged Equity ETF	38,948	(819,989)	(76,015)	(857,056)

The tax character of dividends and distributions declared for the years ended May 31, 2018 and May 31, 2017 were as follows:

	Year Ended May 31, 2018
	Ordinary Income*	Return of Capital
Xtrackers MSCI All World ex US Hedged Equity ETF	$2,997,077	$—
Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF	110,378	—
Xtrackers MSCI Brazil Hedged Equity ETF	54,240	—

139

DBX ETF Trust

Notes to Financial Statements (Continued)

	Year Ended May 31, 2018
	Ordinary Income*	Return of Capital
Xtrackers MSCI Emerging Markets Hedged Equity ETF	$3,312,983	$—
Xtrackers MSCI Europe Hedged Equity ETF	57,735,062	—
Xtrackers MSCI Eurozone Hedged Equity ETF	1,340,413	—
Xtrackers MSCI Germany Hedged Equity ETF	894,915	—
Xtrackers MSCI Japan Hedged Equity ETF	42,063,292	—
Xtrackers MSCI Mexico Hedged Equity ETF	36,991	10,107
Xtrackers MSCI United Kingdom Hedged Equity ETF	111,783	—

	Year Ended May 31, 2017
	Ordinary Income*	Long Term Capital Gains
Xtrackers MSCI All World ex US Hedged Equity ETF	$1,409,981	$—
Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF	83,349	—
Xtrackers MSCI Brazil Hedged Equity ETF	16,681	—
Xtrackers MSCI Emerging Markets Hedged Equity ETF	2,272,221	—
Xtrackers MSCI Europe Hedged Equity ETF	152,631,001	102,066,146
Xtrackers MSCI Eurozone Hedged Equity ETF	2,397,494	—
Xtrackers MSCI Germany Hedged Equity ETF	3,345,700	—
Xtrackers MSCI Japan Hedged Equity ETF	14,421,223	—
Xtrackers MSCI Mexico Hedged Equity ETF	173,059	141,504
Xtrackers MSCI South Korea Hedged Equity ETF	430,440	—
Xtrackers MSCI United Kingdom Hedged Equity ETF	613,190	697,025

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

At May 31, 2018, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers MSCI All World ex US Hedged Equity ETF	$1,309,902	$1,821,873	$3,131,775
Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF	540,185	415,572	955,757
Xtrackers MSCI Brazil Hedged Equity ETF	2,470,379	2,725,347	5,195,726
Xtrackers MSCI Emerging Markets Hedged Equity ETF	11,906,378	11,570,960	23,477,338
Xtrackers MSCI Europe Hedged Equity ETF	24,551,343	98,855,975	123,407,318
Xtrackers MSCI Eurozone Hedged Equity ETF	1,267,298	3,203,154	4,470,452
Xtrackers MSCI Germany Hedged Equity ETF	2,385,497	5,721,789	8,107,286
Xtrackers MSCI Japan Hedged Equity ETF	59,890,950	74,826,319	134,717,269
Xtrackers MSCI Mexico Hedged Equity ETF	13,870	137,876	151,746
Xtrackers MSCI South Korea Hedged Equity ETF	4,193,277	3,061,271	7,254,548
Xtrackers MSCI United Kingdom Hedged Equity ETF	169,762	642,487	812,249

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the fiscal year ended May 31, 2018, the following Funds incurred and will elect to defer post-October capital losses and late year ordinary losses as follows:

	Late Year Ordinary Losses	Post-October Losses on Capital
Xtrackers MSCI All World ex US Hedged Equity ETF	$—	$960,593
Xtrackers MSCI Emerging Markets Hedged Equity ETF	—	773,826
Xtrackers MSCI Europe Hedged Equity ETF	—	28,110,211
Xtrackers MSCI Germany Hedged Equity ETF	—	347,076
Xtrackers MSCI Japan Hedged Equity ETF	—	61,312,862

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	Late Year Ordinary Losses	Post-October Losses on Capital
Xtrackers MSCI Mexico Hedged Equity ETF	$491	$440,908
Xtrackers MSCI United Kingdom Hedged Equity ETF	—	7,740

In order to present paid-in capital and accumulated net realized gains or losses on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to additional paid-in capital, undistributed net investment income or loss and accumulated net realized gains or losses on investments. These differences are primarily due to recognition of certain foreign currency gains (losses) as ordinary income (loss), Passive Foreign Investment Companies (“PFICs”), redemptions-in-kind, partnership investments, and accrued foreign capital gain taxes. For the fiscal year ended May 31, 2018, the adjustments were as follows:

	Undistributed Net Investment Income (Loss)	Undistributed Capital Gains (Accumulated Losses)	Paid-In Capital
Xtrackers MSCI All World ex US Hedged Equity ETF	$166,430	$(2,034,277)	$1,867,847
Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF	3,091	(218,445)	215,354
Xtrackers MSCI Brazil Hedged Equity ETF	(3,579)	3,578	1
Xtrackers MSCI Emerging Markets Hedged Equity ETF	(435,744)	(5,885,400)	6,321,144
Xtrackers MSCI Europe Hedged Equity ETF	(156,426)	(122,950,960)	123,107,386
Xtrackers MSCI Eurozone Hedged Equity ETF	(75,109)	(4,493,085)	4,568,194
Xtrackers MSCI Germany Hedged Equity ETF	40,949	(2,451,958)	2,411,009
Xtrackers MSCI Japan Hedged Equity ETF	14,572,924	(211,602,161)	197,029,237
Xtrackers MSCI Mexico Hedged Equity ETF	(742)	284,285	(283,543)
Xtrackers MSCI South Korea Hedged Equity ETF	33,987	(504,360)	470,373
Xtrackers MSCI United Kingdom Hedged Equity ETF	12,401	(227,679)	215,278

As of May 31, 2018, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers MSCI All World ex US Hedged Equity ETF	$111,517,818	$11,968,633	$18,693,627	$(6,724,994)
Xtrackers MSCI Asia Pacific ex Japan Hedged ETF	3,571,624	450,477	669,838	(219,361)
Xtrackers MSCI Brazil Hedged Equity ETF	3,701	(161)	329	(490)
Xtrackers MSCI Emerging Markets Hedged Equity ETF	158,674,923	30,958,771	43,434,634	(12,475,863)
Xtrackers MSCI Europe Hedged Equity ETF	1,552,538,261	(5,519,643)	155,988,999	(161,508,642)
Xtrackers MSCI Eurozone Hedged Equity ETF	39,654,136	3,692,191	6,282,746	(2,590,555)
Xtrackers MSCI Germany Hedged Equity ETF	35,218,250	(27,986)	4,066,979	(4,094,965)
Xtrackers MSCI Japan Hedged Equity ETF	1,050,474,509	71,983,065	125,973,814	(53,990,749)
Xtrackers MSCI South Korea Hedged Equity ETF	8,530,181	1,955,330	2,294,092	(338,762)
Xtrackers MSCI United Kingdom Hedged Equity ETF	2,278,048	(75,716)	262,841	(338,557)

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of May 31, 2018, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

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Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at year end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Funds may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash and/or U.S. Treasury securities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended May 31, 2018, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.14% annualized effective rate as of May 31, 2018) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of May 31, 2018, the Funds listed below had securities on loan, which were classified as common stocks in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at year end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Xtrackers MSCI Europe Hedged Equity ETF

Xtrackers MSCI Eurozone Hedged Equity ETF

Xtrackers MSCI United Kingdom Hedged Equity ETF

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As of May 31, 2018, the funds listed below had securities on loan, which were classified as common stocks in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at year end.

Remaining Contractual Maturity of the Agreements, as of May 31, 2018

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Xtrackers MSCI All World ex US Hedged Equity ETF
Common Stocks	$3,240,329	$—	$69,995	$1,586,458	$4,896,782

Gross amount of recognized liabilities for securities lending transactions					$4,896,782

Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF
Common Stocks	$5,713	$—	$8,812	$192,647	$207,172

Gross amount of recognized liabilities for securities lending transactions					$207,172

Xtrackers MSCI Emerging Markets Hedged Equity ETF
Common Stocks	$993,218	$—	$438,528	$9,651,697	$11,083,443

Gross amount of recognized liabilities for securities lending transactions					$11,083,443

Xtrackers MSCI Japan Hedged Equity ETF
Common Stocks	$1,120,785	$—	$—	$6,248,146	$7,368,931

Gross amount of recognized liabilities for securities lending transactions					$7,368,931

As of May 31, 2018, the Funds listed below had no securities on loan.

Xtrackers MSCI Brazil Hedged Equity ETF

Xtrackers MSCI Germany Hedged Equity ETF

Xtrackers MSCI Mexico Hedged Equity ETF

Xtrackers MSCI South Korea Hedged Equity ETF

Derivatives

Forward Foreign Currency Contracts    Each Fund may enter into forward foreign currency contracts (“forward currency contracts”) designed to offset a Fund’s exposure to non-U.S. currencies. In addition, the Funds may enter into forward currency contracts and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to Shareholders.

A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. For the year ended May 31, 2018, The Xtrackers MSCI Emerging Markets Hedged Equity ETF, Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF, Xtrackers MSCI Eurozone Hedged Equity ETF and Xtrackers MSCI All World ex US Hedged Equity ETF invested in forward currency contracts to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. Similarly, the Xtrackers MSCI Brazil Hedged Equity ETF, Xtrackers MSCI Germany Hedged Equity ETF, Xtrackers MSCI Japan Hedged Equity ETF, Xtrackers MSCI South Korea Hedged Equity ETF, Xtrackers MSCI United Kingdom ETF and Xtrackers MSCI Mexico Hedged Equity ETF each invested in forward currency contracts to hedge against changes in the value of the U.S. dollar against the Brazilian real, the euro, the Japanese yen, the South Korean won, the British Pound sterling and the Mexican peso, respectively.

The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward foreign currency contracts. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the respective Fund has in that particular currency contract.

A summary of the open forward currency contracts as of May 31, 2018 is included in a table following the Funds’ Schedule of Investments. The investment in forward currency contracts short vs. U.S. dollars had a contract value generally indicative of a range of the total exposure the respective Fund had to the value of non U.S currencies during the year ended May 31, 2018.

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Futures Contracts    Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the year ended May 31, 2018, Xtrackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF, Xtrackers MSCI Brazil Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF, Xtrackers MSCI Eurozone Hedged Equity ETF, Xtrackers MSCI Germany Hedged Equity ETF, Xtrackers MSCI Japan Hedged Equity ETF, Xtrackers MSCI South Korea Hedged Equity ETF and Xtrackers MSCI United Kingdom Hedged Equity ETF utilized futures in order to simulate investments in each Fund’s Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of May 31, 2018 is included in a table following the Funds’ Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of May 31, 2018 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers MSCI All World ex US Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$29,285	Unrealized depreciation on futures contracts*	$138,450
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	2,327,587	Unrealized depreciation on forward foreign currency contracts	297,877

	Total	$2,356,872	Total	$436,327

Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$2,560	Unrealized depreciation on futures contracts*	$402
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	13,938	Unrealized depreciation on forward foreign currency contracts	9,792

	Total	$16,498	Total	$10,194

Xtrackers MSCI Brazil Hedged Equity ETF

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$328,264	Unrealized depreciation on forward foreign currency contracts	$329

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	Asset Derivatives		Liability Derivatives
Xtrackers MSCI Emerging Markets Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$411,350
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	3,422,730	Unrealized depreciation on forward foreign currency contracts	633,443

	Total	$3,422,730	Total	$1,044,793

Xtrackers MSCI Europe Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$1,164,957	Unrealized depreciation on futures contracts*	$1,040,502
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	48,285,939	Unrealized depreciation on forward foreign currency contracts	3,367,668

	Total	$49,450,896	Total	$4,408,170

Xtrackers MSCI Eurozone Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$5,534
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1,674,200	Unrealized depreciation on forward foreign currency contracts	253,106

	Total	$1,674,200	Total	$258,640

Xtrackers MSCI Germany Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$8,973	Unrealized depreciation on futures contracts*	$5,076
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1,299,552	Unrealized depreciation on forward foreign currency contracts	93,138

	Total	$1,308,525	Total	$98,214

Xtrackers MSCI Japan Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$525,890	Unrealized depreciation on futures contracts*	$—
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	2,001,016	Unrealized depreciation on forward foreign currency contracts	6,554,173

	Total	$2,526,906		$6,554,173

Xtrackers MSCI Mexico Hedged Equity ETF

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$51,847	Unrealized depreciation on forward foreign currency contracts	$—
Xtrackers MSCI South Korea Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$3,760
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	111,346	Unrealized depreciation on forward foreign currency contracts	9,625

	Total	$111,346	Total	$13,385

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	Asset Derivatives		Liability Derivatives
Xtrackers MSCI United Kingdom Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$165	Unrealized depreciation on futures contracts*	$—
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	80,636	Unrealized depreciation on forward foreign currency contracts	1,866

	Total	$80,801	Total	$1,866

*	Includes cumulative appreciation or cumulative depreciation on futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the year ended May 31, 2018 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

	Futures Contracts — Equity Contracts	Forward Foreign Currency Contracts — Foreign Exchange Contracts	Total
Xtrackers MSCI All World ex US Hedged Equity ETF	$363,352	$(4,525,362)	$(4,162,010)
Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF	23,815	(72,883)	(49,068)
Xtrackers MSCI Brazil Hedged Equity ETF	13,145	208,921	222,066
Xtrackers MSCI Emerging Markets Hedged Equity ETF	1,114,959	(4,868,143)	(3,753,184)
Xtrackers MSCI Europe Hedged Equity ETF	1,160,257	(160,980,713)	(159,820,456)
Xtrackers MSCI Eurozone Hedged Equity ETF	37,762	(5,099,973)	(5,062,211)
Xtrackers MSCI Germany Hedged Equity ETF	33,897	(5,150,489)	(5,116,592)
Xtrackers MSCI Japan Hedged Equity ETF	5,571,493	(31,071,769)	(25,500,276)
Xtrackers MSCI Mexico Hedged Equity ETF	—	(208,155)	(208,155)
Xtrackers MSCI South Korea Hedged Equity ETF	100,473	(1,114,981)	(1,014,508)
Xtrackers MSCI United Kingdom Hedged Equity ETF	—	(163,788)	(163,788)

Net Change in Unrealized Appreciation (Depreciation) on:

	Futures Contracts — Equity Contracts	Forward Foreign Currency Contracts — Foreign Exchange Contracts	Total
Xtrackers MSCI All World ex US Hedged Equity ETF	$(209,996)	$3,282,551	$3,072,555
Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF	(3,116)	11,891	8,775
Xtrackers MSCI Brazil Hedged Equity ETF	2,280	307,082	309,362
Xtrackers MSCI Emerging Markets Hedged Equity ETF	(656,699)	4,015,072	3,358,373
Xtrackers MSCI Europe Hedged Equity ETF	(1,670,495)	95,283,131	93,612,636
Xtrackers MSCI Eurozone Hedged Equity ETF	(24,631)	3,285,181	3,260,550
Xtrackers MSCI Germany Hedged Equity ETF	(80,938)	3,106,728	3,025,790
Xtrackers MSCI Japan Hedged Equity ETF	(1,752,789)	4,776,149	3,023,360
Xtrackers MSCI Mexico Hedged Equity ETF	—	121,804	121,804
Xtrackers MSCI South Korea Hedged Equity ETF	(80,771)	509,938	429,167
Xtrackers MSCI United Kingdom Hedged Equity ETF	165	53,227	53,392

For the year ended May 31, 2018 the average monthly volume of derivatives was as follows:

	Futures Contracts (Contract Value)	Forward Foreign Currency Contracts (Contract Value)
Xtrackers MSCI All World ex US Hedged Equity ETF	$3,902,846	$(116,427,678)
Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF	313,823	(3,181,783)
Xtrackers MSCI Brazil Hedged Equity ETF	63,912	(4,729,256)
Xtrackers MSCI Emerging Markets Hedged Equity ETF	5,542,792	(197,413,827)

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	Futures Contracts (Contract Value)	Forward Foreign Currency Contracts (Contract Value)
Xtrackers MSCI Europe Hedged Equity ETF	$60,191,100	$(2,112,756,699)
Xtrackers MSCI Eurozone Hedged Equity ETF	985,402	(53,110,535)
Xtrackers MSCI Germany Hedged Equity ETF	1,464,810	(45,812,042)
Xtrackers MSCI Japan Hedged Equity ETF	50,984,387	(1,569,395,743)
Xtrackers MSCI Mexico Hedged Equity ETF	—	(2,318,963)
Xtrackers MSCI South Korea Hedged Equity ETF	414,942	(17,049,910)
Xtrackers MSCI United Kingdom Hedged Equity ETF	4,255	(3,176,987)

As of May 31, 2018, the Funds have transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Funds may have collateral agreements with certain counterparties to mitigate risk. Interest expense from collateral received, if any, is included in Other expenses on the Statements of Operations. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received(a)	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivatives Liabilities
Xtrackers MSCI All World ex US Hedged Equity ETF
Goldman Sachs & Co.	$1,146,293	$(152,342)	$993,951	$—	$152,342	$(152,342)	$—	$—
JP Morgan & Chase Co.	975,735	(56,280)	919,455	—	56,280	(56,280)	—	—
RBC Capital Markets	118,363	(23,310)	—	95,053	23,310	(23,310)	—	—
The Bank of New York Mellon	48,642	(48,642)	—	—	61,869	(48,642)	—	13,227
The Bank of Nova Scotia	38,554	(4,076)	—	34,478	4,076	(4,076)	—	—

	$2,327,587	$(284,650)	$1,913,406	$129,531	$297,877	$(284,650)	$—	$13,227

Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF
Goldman Sachs & Co.	$8,529	$(3,750)	$—	$4,779	$3,750	$(3,750)	$—	$—
RBC Capital Markets	—	—	—	—	687	—	—	687
The Bank of New York Mellon	5,409	(5,355)	—	54	5,355	(5,355)	—	—

	$13,938	$(9,105)	$—	$4,833	$9,792	$(9,105)	$—	$687

Xtrackers MSCI Brazil Hedged Equity ETF
Goldman Sachs & Co.	$191,174	$—	$—	$191,174	$—	$—	$—	$—
JP Morgan & Chase Co.	27,392	(329)	—	27,063	329	(329)	—	—
The Bank of New York Mellon	44,998	—	—	44,998	—	—	—	—
The Bank of Nova Scotia	64,700	—	—	64,700	—	—	—	—

	$328,264	$(329)	$—	$327,935	$329	$(329)	$—	$—

Xtrackers MSCI Emerging Markets Hedged Equity ETF
Goldman Sachs & Co.	$1,153,775	$(350,173)	$803,602	$—	$350,173	$(350,173)	$—	$—
JP Morgan & Chase Co.	856,133	(214,185)	520,000	121,948	214,185	(214,185)	—	—
RBC Capital Markets	274,911	(26,541)	248,370	—	26,541	(26,541)	—	—
The Bank of New York Mellon	217,174	(12,069)	—	205,105	12,069	(12,069)	—	—
The Bank of Nova Scotia	920,737	(30,475)	810,000	80,262	30,475	(30,475)	—	—

	$3,422,730	$(633,443)	$2,381,972	$407,315	$633,443	$(633,443)	$—	$—

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Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received(a)	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivatives Liabilities
Xtrackers MSCI Europe Hedged Equity ETF
Goldman Sachs & Co.	$3,482,263	$(191,717)	$3,290,546	$—	$191,717	$(191,717)	$—	$—
JP Morgan & Chase Co.	10,747,951	(909,260)	9,838,691	—	909,260	(909,260)	—	—
RBC Capital Markets	13,085,323	(1,066,475)	12,018,848	—	1,066,475	(1,066,475)	—	—
The Bank of New York Mellon	3,224,741	(147,983)	3,076,758	—	147,983	(147,983)	—	—
The Bank of Nova Scotia	17,745,661	(1,052,233)	16,693,428	—	1,052,233	(1,052,233)	—	—

	$48,285,939	$(3,367,668)	$44,918,271	$—	$3,367,668	$(3,367,668)	$—	$—

Xtrackers MSCI Eurozone Hedged Equity ETF
Goldman Sachs & Co.	$870,165	$(208,532)	$661,633	$—	$208,532	$(208,532)	$—	$—
JP Morgan & Chase Co.	804,035	(44,574)	759,461	—	44,574	(44,574)	—	—

	$1,674,200	$(253,106)	$1,421,094	$—	$253,106	$(253,106)	$—	$—

Xtrackers MSCI Germany Hedged Equity ETF
Goldman Sachs & Co.	$492,711	$(46,713)	$445,998	$—	$46,713	$(46,713)	$—	$—
RBC Capital Markets	472,315	(25,492)	390,000	56,823	25,492	(25,492)	—	—
The Bank of Nova Scotia	334,526	(20,933)	260,000	53,593	20,933	(20,933)	—	—

	$1,299,552	$(93,138)	$1,095,998	$110,416	$93,138	$(93,138)	$—	$—

Xtrackers MSCI Japan Hedged Equity ETF
Goldman Sachs & Co.	$32,053	$(32,053)	$—	$—	$205,374	$(32,053)	$—	$173,321
JP Morgan & Chase Co.	889,143	(889,143)	—	—	1,973,980	(889,143)	(710,000)	374,837
RBC Capital Markets	790,337	(790,337)	—	—	2,565,181	(790,337)	(1,170,000)	604,844
The Bank of Nova Scotia	289,483	(289,483)	—	—	1,809,638	(289,483)	(930,000)	590,155

	$2,001,016	$(2,001,016)	$—	$—	$6,554,173	(2,001,016)	$(2,810,000)	$1,743,157

Xtrackers MSCI Mexico Hedged Equity ETF
RBC Capital Markets	$40,784	$—	$—	$40,784	$—	$—	$—	$—
The Bank of Nova Scotia	11,063	—	—	11,063	—	—	—	—

	$51,847	$—	$—	$51,847	$—	$—	$—	$—

Xtrackers MSCI South Korea Hedged Equity ETF
Goldman Sachs & Co.	$65,220	$(7,825)	$—	$57,395	$7,825	$(7,825)	$—	$—
JP Morgan & Chase Co.	513	—	—	513	—	—	—	—
RBC Capital Markets	41,661	(1,178)	—	40,483	1,178	(1,178)	—	—
The Bank of New York Mellon	3,952	(622)	—	3,330	622	(622)	—	—

	$111,346	$(9,625)	$—	$101,721	$9,625	$(9,625)	$—	$—

Xtrackers MSCI United Kingdom Hedged Equity ETF
JP Morgan & Chase Co.	$59,042	$(1,167)	$—	$57,875	$1,167	$(1,167)	$—	$—
The Bank of Nova Scotia	21,594	(699)	—	20,895	699	(699)	—	—

	$80,636	$(1,866)	$—	$78,770	$1,866	$(1,866)	$—	$—

(a)	The actual collateral received may be more than amount shown.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for

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arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary management fee from each Fund based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Management Fee
Xtrackers MSCI All World ex US Hedged Equity ETF	0.40%
Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF	0.60%
Xtrackers MSCI Brazil Hedged Equity ETF	0.60%
Xtrackers MSCI Emerging Markets Hedged Equity ETF	0.65%
Xtrackers MSCI Europe Hedged Equity ETF	0.45%
Xtrackers MSCI Eurozone Hedged Equity ETF	0.45%
Xtrackers MSCI Germany Hedged Equity ETF	0.45%
Xtrackers MSCI Japan Hedged Equity ETF	0.45%
Xtrackers MSCI Mexico Hedged Equity ETF	0.50%
Xtrackers MSCI South Korea Hedged Equity ETF	0.58%
Xtrackers MSCI United Kingdom Hedged Equity ETF	0.45%

Out of the unitary management fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of four Trustees, including three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and the Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Investment Portfolio Transactions

For the year ended May 31, 2018, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers MSCI All World ex US Hedged Equity ETF	$12,010,831	$14,815,565
Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF	1,316,440	848,732
Xtrackers MSCI Brazil Hedged Equity ETF	2,606,415	6,551,067
Xtrackers MSCI Emerging Markets Hedged Equity ETF	32,404,497	37,917,421
Xtrackers MSCI Europe Hedged Equity ETF	233,485,468	288,358,960
Xtrackers MSCI Eurozone Hedged Equity ETF	7,453,699	10,133,289
Xtrackers MSCI Germany Hedged Equity ETF	7,664,747	16,388,993
Xtrackers MSCI Japan Hedged Equity ETF	195,544,212	232,804,997
Xtrackers MSCI Mexico Hedged Equity ETF	505,115	1,493,824
Xtrackers MSCI South Korea Hedged Equity ETF	5,521,092	25,576,862
Xtrackers MSCI United Kingdom Hedged Equity ETF	561,767	707,977

For the year ended May 31, 2018, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers MSCI All World ex US Hedged Equity ETF	$20,215,350	$6,984,051
Xtrackers MSCI Asia Pacific ex Japan Hedged ETF	496,007	1,034,230
Xtrackers MSCI Emerging Markets Hedged Equity ETF	10,281,950	22,346,978

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	Purchases	Sales
Xtrackers MSCI Europe Hedged Equity ETF	$—	$1,236,886,842
Xtrackers MSCI Eurozone Hedged Equity ETF	—	23,842,090
Xtrackers MSCI Germany Hedged Equity ETF	5,540,543	25,872,950
Xtrackers MSCI Japan Hedged Equity ETF	369,765,895	1,161,139,666
Xtrackers MSCI Mexico Hedged Equity ETF	—	1,963,799
Xtrackers MSCI United Kingdom Hedged Equity ETF	—	3,228,252

5. Fund Share Transactions

As of May 31, 2018, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. The purchase of Creation Units for Xtrackers MSCI Brazil Hedged Equity ETF and Xtrackers MSCI South Korea Hedged Equity ETF are generally issued in exchange for a specific amount of cash totaling the NAV of the Creation Units. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Investing in Emerging Markets

The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

7. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Fund’s status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. Each Fund may borrow up to the lesser of a pro-rata share of the credit facility at the amounts listed below or 33 percent of its net assets as permitted by the Act. The Funds had no outstanding loans at May 31, 2018.

Pro-rata Share
Xtrackers MSCI All World ex US Hedged Equity ETF	$9,450,000
Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF	525,000
Xtrackers MSCI Emerging Markets Hedged Equity ETF	19,950,000

8. Payments by Affiliates

During the year ended May 31, 2018, the Advisor agreed to reimburse Xtrackers MSCI Japan Hedged Equity ETF $3,520 for a loss on a trade executed incorrectly. The amount compensated was less than 0.01% of the Fund’s net assets thus having no impact on the Fund’s total return.

During the year ended May 31, 2018, the Advisor agreed to reimburse Xtrackers MSCI Germany Hedged Equity ETF $899 for a loss on a trade executed incorrectly. The amount compensated was less than 0.01% of the Fund’s net assets thus having no impact on the Fund’s total return.

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9. Fund Liquidation

On May 16, 2018, the Board of Trustees unanimously voted to close and liquidate Xtrackers MSCI Brazil Hedged Equity ETF and Xtrackers MSCI Mexico Hedged Equity ETF. After the close of business on May 31, 2018, the Funds no longer accepted creation orders and the final day of trading on the exchange was May 31, 2018. Proceeds of the liquidation were sent to shareholders on June 12, 2018.

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DBX ETF Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders of

Xtrackers MSCI All World ex US Hedged Equity ETF, formerly Deutsche X-trackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF, formerly Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF, Xtrackers MSCI Brazil Hedged Equity ETF, formerly Deutsche X-trackers MSCI Brazil Hedged Equity, Xtrackers MSCI Emerging Markets Hedged Equity ETF, formerly Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF, formerly Deutsche X-trackers MSCI Europe Hedged Equity ETF, Xtrackers MSCI Eurozone Hedged Equity ETF, formerly Deutsche X-trackers MSCI Eurozone Hedged Equity ETF, Xtrackers MSCI Germany Hedged Equity ETF, formerly Deutsche X-trackers MSCI Germany Hedged Equity ETF, Xtrackers MSCI Japan Hedged Equity ETF, formerly Deutsche X-trackers MSCI Japan Hedged Equity ETF, Xtrackers MSCI Mexico Hedged Equity ETF, formerly Deutsche X-trackers MSCI Mexico Hedged Equity ETF, Xtrackers MSCI South Korea Hedged Equity ETF, formerly Deutsche X-trackers MSCI South Korea Hedged Equity ETF, and Xtrackers MSCI United Kingdom Hedged Equity ETF, formerly Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF, and the Board of Trustees of DBX ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Xtrackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI Asia Pacific ex Japan Hedged Equity, Xtrackers MSCI Brazil Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF, Xtrackers MSCI Eurozone Hedged Equity ETF, Xtrackers MSCI Germany Hedged Equity ETF, Xtrackers MSCI Japan Hedged Equity ETF, Xtrackers MSCI Mexico Hedged Equity ETF, Xtrackers MSCI South Korea Hedged Equity ETF, and Xtrackers MSCI United Kingdom Hedged Equity ETF, (collectively referred to as the “Funds”), (eleven of the funds constituting DBX ETF Trust, “the Trust”)), including the schedules of investments, as of May 31, 2018, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (eleven of the funds constituting the DBX ETF Trust) at May 31, 2018, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. general accepted accounting principles.

Individual fund constituting the DBX ETF Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Xtrackers MSCI All World ex US Hedged Equity ETF Xtrackers MSCI Mexico Hedged Equity ETF Xtrackers MSCI South Korea Hedged Equity ETF	For the year ended May 31, 2018	For each of the two years in the period ended May 31, 2018	For each of the four years in the period ended May 31, 2018 and the period from January 23, 2014 (commencement of operations) through May 31, 2014
Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF Xtrackers MSCI Europe Hedged Equity ETF Xtrackers MSCI United Kingdom Hedged Equity ETF	For the year ended May 31, 2018	For each of the two years in the period ended May 31, 2018	For each of the four years in the period ended May 31, 2018 and the period from October 1, 2013 (commencement of operations) through May 31, 2014

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Individual fund constituting the DBX ETF Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Xtrackers MSCI Eurozone Hedged Equity ETF	For the year ended May 31, 2018	For each of the two years in the period ended May 31, 2018	For each of the three years in the period ended May 31, 2018 and the period from December 10, 2014 (commencement of operations) to May 31, 2015
Xtrackers MSCI Brazil Hedged Equity ETF Xtrackers MSCI Emerging Markets Hedged Equity ETF Xtrackers Germany Hedged Equity ETF Xtrackers MSCI Japan Hedged Equity ETF	For the year ended May 31, 2018	For each of the two years in the period ended May 31, 2018	For each of the five years in the period ended May 31, 2018

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of the internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2018, by correspondence with the custodians and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

New York, New York

July 26, 2018

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Trustees and Officers (Unaudited)

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Independent Trustees
Stephen R. Byers (1953) 345 Park Avenue New York, New York 10154	Trustee, Chairman of the Board and Member of the Audit and Nominating Committees; formerly, Lead Independent Trustee	Trustee since 2011 (Chairman of the Board since 2016; formerly, Lead Independent Trustee, 2015-2016)	Independent Director (2011-present); Independent Consultant (2014- present); formerly, Director of Investment Management, the Dreyfus Corporation (2000-2006) and Vice Chairman and Chief Investment Officer (2002-2006).	37	The Arbitrage Funds; Sierra Income Corporation; Mutual Fund Directors Forum.
George O. Elston (1964) 345 Park Avenue New York, New York 10154	Trustee, Chairman of the Audit Committee and Member of the Nominating Committee	Trustee since 2011 (Chairman of the Audit Committee since 2015)	Chief Executive Officer, 2X Oncology, Inc. (2017-present); Senior Vice President and Chief Financial Officer, Juniper Pharmaceuticals, Inc. (2014-2016); Senior Vice President and Chief Financial Officer, KBI BioPharma Inc. (2013-2014); Managing Partner, Chatham Street Partners (2010-2013).	37
J. David Officer (1948) 345 Park Avenue New York, New York 10154	Trustee, Chairman of the Nominating Committee and Member of the Audit Committee	Trustee since 2011 (Chairman of the Nominating Committee since 2015)	Independent Director (2010- present); formerly, Vice Chairman, the Dreyfus Corporation (2006- 2009); President, The Dreyfus Family of Funds, Inc. (2006-2009).	37	Ilex Partners (Asia), LLC; Old Westbury Funds.

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Trustees and Officers (Unaudited) (Continued)

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Interested Trustee
Michael Gilligan (1966) 345 Park Avenue New York, New York 10154	Trustee Treasurer, Chief Financial Officer and Controller	Trustee since 2016; Treasurer, Chief Financial Officer and Controller since 2010	Director in the Finance Division at Deutsche Bank AG (2008- present); Manager, Treasurer and Chief Financial Officer of the Adviser (2010- present); Chief Financial Officer of Global Passive Asset Management Platform (2012- present); Chief Financial Officer of RREEF America L.L.C. (2018-present).	37	The Adviser, DBX Strategic Advisors LLC and DB Commodity Services LLC

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Freddi Klassen (1975) 345 Park Avenue New York, New York 10154	President and Chief Executive Officer	Since 2016	Director in DWS and Chief Operating Officer in the Americas for the Passive Asset Management Department (2014-present) and Trading and Product Development teams (2016-present); Manager and Chief Operating Officer of the Adviser (2016-present); Global Chief Operating Officer for Equities Technology in the Investment Bank Division at Deutsche Bank AG (2013-2014); Chief Operating Officer for Exchange Traded Funds and Systematic Funds in Europe (2008-2013).
Fiona Bassett (1974) 345 Park Avenue New York, New York 10154	Chief Operating Officer	Since 2014	Managing Director in DWS and Head of Passive Americas Asset Management Platform (2014-present); Manager and Chief Executive Officer and Chief Investment Officer of the Adviser (2014-present); Managing Director, COO Global Key Projects and Integration at Deutsche Asset Management (2012-2014); Managing Director at Deutsche Bank AG (2004-2012).

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Trustees and Officers (Unaudited) (Continued)

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Frank Gecsedi (1967) 60 Wall Street New York, New York 10005	Chief Compliance Officer	Since 2010	Director in the DWS Compliance Department (2016-present), Vice President in the Deutsche Asset Management Compliance Department at Deutsche Bank AG (2013-2016) and Chief Compliance Officer of the Adviser (2010- present); Vice President in Deutsche Bank’s Global Markets Legal, Risk and Capital Division (2010-2012).
Bryan Richards (1978) 345 Park Avenue New York New York 10154	Vice President	Since 2016	Director in DWS (2014-present); Portfolio Manager in the Passive Asset Management Department at Deutsche Bank AG (2011- present); Primary Portfolio Manager for the PowerShares DB Commodity ETFs (2011-2015).
Leslie Lowenbraun (1953) 60 Wall Street New York, New York 10005	Secretary	Since 2016	Vice President in U.S. Retail Passive Legal of DWS (2014-present) and Chief Legal Officer of the Adviser (2017-present); Counsel at Skadden, Arps, Slate, Meagher & Flom LLP (2005-2014).
Amy McDonald (1978) One International Place Boston, Massachusetts 02110	Assistant Secretary	Since 2018	Vice President in U.S. Retail Passive Legal of DWS (2018-present); Vice President, Fidelity Investments Asset Management Compliance (2016-2017); Legal Counsel and Senior Legal Counsel, Fidelity Investments (2010-2016).

Each Trustee serves until his or her successor is duly elected or appointed and qualified. Each officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

The Funds’ SAI includes additional information about the Funds’ Trustees and is available by calling 855-329-3837, or on the Company’s website at www.Xtrackers.com

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DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contracts (Unaudited)

Xtrackers MSCI Emerging Markets Hedged Equity ETF, Xtrackers MSCI Brazil Hedged Equity ETF, Xtrackers MSCI Germany Hedged Equity ETF, Xtrackers MSCI Japan Hedged Equity ETF, Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF, Xtrackers MSCI United Kingdom Hedged Equity ETF, Xtrackers MSCI South Korea Hedged Equity ETF, Xtrackers MSCI Mexico Hedged Equity ETF, Xtrackers MSCI All World ex-US Hedged Equity ETF, and Xtrackers MSCI Eurozone Hedged Equity ETF

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on February 13, 2018, the Trustees, including the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement with respect to Xtrackers MSCI Emerging Markets Hedged Equity ETF, Xtrackers MSCI Brazil Hedged Equity ETF, Xtrackers MSCI Germany Hedged Equity ETF, Xtrackers MSCI Japan Hedged Equity ETF, Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF, Xtrackers MSCI United Kingdom Hedged Equity ETF, Xtrackers MSCI South Korea Hedged Equity ETF, Xtrackers MSCI Mexico Hedged Equity ETF, Xtrackers MSCI All World ex-US Hedged Equity ETF, and Xtrackers MSCI Eurozone Hedged Equity ETF, (each a “Fund,” and collectively, the “Funds”). The Independent Trustees were advised throughout the review and meetings by K&L Gates LLP (“Independent Trustee Counsel”).

In reaching this decision, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX Advisors LLC (“DBX” or the “Adviser”) and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Adviser from its relationship with the Funds; (5) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Adviser.

The Board reached a determination, with the assistance of Dechert LLP (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services provided by the Adviser under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Adviser continuously during the prior year, in addition to the information the Adviser had provided in response to the Board’s requests prior to this meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Adviser, including portfolio management.

The Board considered that the Adviser provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Adviser pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Adviser or one of its Deutsche Bank affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Adviser arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operations. The Board also considered that in addition to managing the Funds’ portfolios directly, the Adviser provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds. The Trustees took into consideration that tracking error for each Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Adviser under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to

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Board Considerations in Approval of Investment Advisory Contracts (Unaudited) (Continued)

the Adviser, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Adviser, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Adviser in supervising third party service providers to the Funds, such as the administrator and the custodian, noting the Adviser’s extensive work with these service providers (including onsite due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Adviser, which supports the Funds’ compliance program.

Adviser’s Financial Resources.    In connection with the assessment of the ability of the Adviser to perform its duties under the Investment Advisory Agreement, the Board considered the Adviser’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Adviser has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee.    The Board compared each Fund’s advisory fee to that of other pertinent exchange-traded funds (“ETFs”) and noted that each Fund’s fee is competitive with the fees of its respective peer group. The Board agreed that it was familiar with the Adviser’s methodology for selecting each Fund’s peer group and believed that the Funds’ peer groups were appropriate. The Board considered that the fee for each of the Funds is a unitary fee pursuant to which the Adviser pays all of the Fund’s costs. The Board also considered that each Fund’s portfolio is managed on a day-to-day basis by the Adviser and that the Adviser also provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee for each Fund is reasonable in light of the services provided.

Costs of Services and Profitability.    The Board considered the expenses of the Adviser in developing and rendering services provided to the Funds and the information provided by the Adviser to the Board regarding the Funds’ profitability. The Board considered that the Adviser had provided extensive information about the Adviser’s profitability and the Adviser’s methodology in determining profitability. While the Adviser had provided information about the Adviser’s expenses relating to marketing the Funds, the Board considered the Adviser’s profitability without accounting for such expenses. The Board determined that, although only some of the Funds were profitable as of this time, the Adviser’s profitability with respect to each profitable Fund was not excessive. The Board considered whether the Adviser would benefit in other ways from its relationships with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Adviser related to the operation of the Funds.

Economies of Scale.    The Board considered that certain Funds had attracted a substantial amount of assets, but determined that those Funds were not experiencing economies of scale beyond what was reflected in each Fund’s unitary fee, which the Board noted was very competitive. The Board considered that the other Funds were not experiencing economies of scale at this time and determined to revisit this matter after the Funds had attracted more assets.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

158

DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the Net Asset Value of the Fund can be found at www.Xtrackers.com.

Tax Information

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum allowable for its period ended May 31, 2018.

Qualified Dividend Income*
Xtrackers MSCI All World ex US Hedged Equity ETF	86%
Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF	78%
Xtrackers MSCI Brazil Hedged Equity ETF	11%
Xtrackers MSCI Emerging Markets Hedged Equity ETF	100%
Xtrackers MSCI Europe Hedged Equity ETF	52%
Xtrackers MSCI Eurozone Hedged Equity ETF	68%
Xtrackers MSCI Germany Hedged Equity ETF	100%
Xtrackers MSCI Japan Hedged Equity ETF	77%
Xtrackers MSCI Mexico Hedged Equity ETF	100%
Xtrackers MSCI South Korea Hedged Equity ETF	0%
Xtrackers MSCI United Kingdom Hedged Equity ETF	53%

* The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Each Fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

	Gross Foreign Income	Foreign Taxes Paid
Xtrackers MSCI All World ex US Hedged Equity ETF	$3,837,540	$258,348
Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF	119,434	9,284
Xtrackers MSCI Emerging Markets Hedged Equity ETF	5,812,880	594,135
Xtrackers MSCI Europe Hedged Equity ETF	67,206,360	2,344,804

159

DBX ETF Trust

Additional Information (Unaudited) (Continued)

	Gross Foreign Income	Foreign Taxes Paid
Xtrackers MSCI Eurozone Hedged Equity ETF	$1,546,082	$109,429
Xtrackers MSCI Germany Hedged Equity ETF	1,300,922	130,320
Xtrackers MSCI Japan Hedged Equity ETF	30,535,064	2,861,180
Xtrackers MSCI South Korea Hedged Equity ETF	379,735	45,807
Xtrackers MSCI United Kingdom Hedged Equity ETF	116,856	88

160

DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax adviser, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.Xtrackers.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

161

DBX ETF Trust

This report is intended for the shareholders of DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in U.S companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The Funds’ use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Performance of the Funds may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in these Funds should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Funds. Please read the prospectus for more information.

In June 2016, the United Kingdom approved a referendum to leave the EU, creating economic and political uncertainty in its wake. Significant uncertainty exists regarding the timing of the United Kingdom’s anticipated withdrawal from the EU and the effects such withdrawal will have on the United Kingdom’s economy and on markets in the United Kingdom and throughout the world.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the New York Stock Exchange. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

The Funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such Funds or securities or any index on which such Funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with DBX and any related funds.

Copyright © 2018 DWS Group. All rights reserved. XtrackersTM is a trademark of Deutsche Asset Management International GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 345 Park Avenue New York, NY 10154	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 101 Barclay Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1100 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-35361-5 (7/18) DBX003440 (7/19)

May 31, 2018

Annual Report

DBX ETF Trust

Xtrackers MSCI EAFE Hedged Equity ETF (DBEF)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this annual report for the period ended May 31, 2018.

You may have noticed a new logo appearing on the cover of this report. As of March 23, 2018, Deutsche Asset Management has adopted its existing European brand, DWS, globally. As we have consolidated several businesses over the last few years, each of which has grown up relatively independently, the time has now come to be united under a single brand that reflects our global identity and the full breadth of capabilities we offer to our clients.

The DWS brand — Deutsche Gesellschaft für Wertpapiersparen — draws on our roots in the German market, going back over 60 years. It was established in Hamburg in 1956 with a singular objective: to assist private investors in building wealth and managing risk. We have been fulfilling that promise for generations. Today, the DWS name is synonymous with the values that we have continuously lived up to, and those that will remain central to our future success: Excellence, Entrepreneurship, Sustainability, and Integrity. It is therefore a name that we are proud to adopt and build upon as our brand here in the Americas.

Neither our product names nor the names of DBX ETF Trust and DBX Advisors LLC will change as part of this re-branding.

In connection with this change, our Americas web site has recently been redesigned with a new address: DWS.com. However, for your convenience, the Xtrackers.com address will remain live and will continue to automatically direct you to the new ETF site. Please visit us online to find the most current insights from our CIO, economists, and investment specialists.

Global growth continued at a sustained pace as developed and emerging economies were supported by resilient fundamentals and robust corporate earnings. After a relatively calm first half of the reporting period, volatility returned at the beginning of 2018 due to protectionist trade policies, the prospect of steadily rising rates, and signs of renewed inflation in the U.S. Despite volatile undercurrents, the U.S. economic expansion headed into its ninth year of recovery, underpinned by strength in the labor market and the passage of the tax bill. Eurozone’s steady economic growth has softened from elevated levels, as political fears resurfaced and sentiment measures dropped. Elsewhere, emerging markets sustained its growth momentum despite being challenged by U.S. policy initiatives, geopolitics, and tightening liquidity. The U.S. Federal Reserve Board (FRB), supported by a robust macroeconomic data, led global central banks’ actions and continued its gradual policy firming path, while remaining poised to hike interest rates.

The Eurozone’s economic recovery remained steadfast in the face of political risks, as it advanced steadily with an improving labor market and stable growth. However, the growth story became slightly muted towards the end of the reporting period owing to concerns around the Italian election, soft macro-economic data, and trade policy risks weighing down on business sentiment. The European Central Bank (ECB) continued to assert that the growth story remained unchanged, while it considered scaling back the degree of accommodation depending on the underlying strength in the Eurozone and the inflation picture. Germany, the clear frontrunner in the bloc’s economic cycle, expanded, though at a slightly slower pace due to subdued domestic demand, while sentiment indicators reached new highs and labor growth peaked. Similarly, the French economic expansion was supported by tax cuts and lower-than-expected budget deficits, even as investments and exports slowed down towards the end of the reporting period. In a major populist shift, the appointment of the new government under Prime Minister Giuseppe Conte in Italy spurred market concerns in the Eurozone. Spain added to the Eurozone’s woes, as Prime Minister Mariano Rajoy faced lost the no-confidence vote against him. Meanwhile, in the U.K., a stronger labor market was accompanied by sluggish growth, falling inflation, and weakening sentiment. In addition, uncertainties surrounding the future path of Brexit1 negotiations hampered the economic outlook.

1

Across the Pacific, steady growth in Japan’s economy staggered due to falling demand and investments. In May, the Bank of Japan reduced the size of its purchases of 5 to 10-year bonds by JPY20bn, as global yields fell due to the political turmoil in Italy and trade war fears. However, the bank’s monetary policy remained intact in light of the inflation target. In Australia, after a weak December growth outturn, the growth figures for the first quarter of 2018 looked promising with an increase in trade surplus, exports of coal, and business investment. However, household consumption continued to be weak. Furthermore, threats of U.S.-China trade wars and China’s proposed trade reductions in Australian imports intensified market concerns.

Major central banks remain clearly on the exit path of their easy monetary policies; the FRB is continuing its rate hikes, perhaps at a faster pace; the ECB is looking to wind down its quantitative easing program; and the Bank of England is gearing up to hike rates. The economic backdrop of continued solid growth remains encouraging despite episodic volatility, as markets adapt to the slow withdrawal of monetary stimulus. While most economies enter the peak of the current cyclical expansion, we expect divergences in policies, politics, and oil prices to be crucial in determining the path of global growth. In view of the recent strengthening of the U.S. dollar, our currency-hedged strategy plays a significant role in managing investments in international equities.

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1 Brexit is a combination of the words “Britain” and “Exit” and describes the exit of the United Kingdom from the European Union.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

2

DBX ETF Trust

Management’s Discussion of Fund Performance (Unaudited)

Xtrackers MSCI EAFE Hedged Equity ETF (DBEF)

The Xtrackers MSCI EAFE Hedged Equity ETF (DBEF) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE US Dollar Hedged Index (the DBEF Index). The DBEF Index is designed to provide exposure to equity securities in developed international stock markets while at the same time mitigating exposure to fluctuation between the value of the U.S. dollar and select non-U.S. currencies. For the 12-month period ended May 31, 2018, DBEF shares returned 7.05%, compared to the DBEF Index return of 7.34%.

A majority of the sectors contributed positively to performance during the period, with the greatest contributions from Consumer Discretionary, Materials, and Industrials. Telecommunication Services and Healthcare were the only negative contributors to performance. From a geographical perspective, Japan, France, and Netherlands were the major positive contributors, while Spain, Switzerland, and Sweden contributed negatively to performance. The Fund entered into forward foreign currency contractsi during the period to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. The currency hedging strategy contributed negatively to performance.

*************************

Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance data visit www.Xtrackers.com. Returns assume that dividends and capital gains distributions have been reinvested. See pages 4-5 of this report for additional performance information, including performance data based on market value.

The views expressed in this report reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Current and future portfolio holdings are subject to risk.

3

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI EAFE Hedged Equity ETF (DBEF)

The Xtrackers MSCI EAFE Hedged Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to equity securities in developed international stock markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and select non-U.S. currencies. The MSCI EAFE Index is an equity index which captures large- and mid-cap representation across developed markets countries around the world, excluding the United States and Canada. With 928 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. Index returns do not reflect fees or change to expenses. It is not possible to invest directly into an index.

Performance as of 5/31/18

Average Annual Total Return
	Net Asset Value	Market Value	MSCI EAFE US Dollar Hedged Index	MSCI EAFE Index
One Year	7.05%	6.88%	7.34%	7.97%
Five Year	8.29%	8.38%	8.69%	5.93%
Since Inception[1]	8.74%	8.74%	9.16%	5.28%

Cumulative Total Returns
	Net Asset Value	Market Value	MSCI EAFE US Dollar Hedged Index	MSCI EAFE Index
One Year	7.05%	6.88%	7.34%	7.97%
Five Year	48.94%	49.53%	51.72%	33.40%
Since Inception[1]	79.48%	79.57%	84.40%	43.26%

1 Total returns are calculated based on the commencement of operations, 6/9/11 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 02, 2017, was 0.35%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

4

DBX ETF Trust

Performance Summary

Xtrackers MSCI EAFE Hedged Equity ETF (DBEF) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 6/9/11.

Sector Diversification* as of 5/31/18

Financials	20.0%
Industrials	14.5%
Consumer Discretionary	12.5%
Consumer Staples	11.1%
Health Care	10.4%
Materials	8.2%
Information Technology	6.9%
Energy	5.9%
Telecommunication Services	3.7%
Real Estate	3.6%
Utilities	3.2%

Total	100.0%

Ten Largest Equity Holdings as of 5/31/18 (11.5% of Net Assets)

Description	% of Net Assets
Royal Dutch Shell PLC (Netherlands)	2.0%
Nestle SA (Switzerland)	1.6%
HSBC Holdings PLC (United Kingdom)	1.3%
Novartis AG (Switzerland)	1.1%
BP PLC (United Kingdom)	1.0%
Roche Holding AG (Switzerland)	1.0%
TOTAL SA (France)	1.0%
Toyota Motor Corp. (Japan)	1.0%
British American Tobacco PLC (United Kingdom)	0.8%
SAP SE (Germany)	0.7%

Country Diversification* as of 5/31/18

Japan	24.3%
United Kingdom	15.5%
France	10.7%
Germany	9.6%
Switzerland	8.3%
Australia	6.9%
Netherlands	4.8%
Hong Kong	3.6%
Spain	2.9%
Sweden	2.5%
Italy	2.1%
Other	8.8%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 7.

5

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples in the table are based on an investment of $1,000 invested at the beginning of the six month period and held for the entire period (December 1, 2017 to May 31, 2018).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers MSCI EAFE Hedged Equity ETF
Actual	$1,000.00	$1,014.50	0.36%	$1.81
Hypothetical (5% return before expenses)	$1,000.00	$1,023.14	0.36%	$1.82

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 365.

6

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF

May 31, 2018

	Number of Shares	Value
COMMON STOCKS — 96.1%
Australia — 6.7%
AGL Energy Ltd.	267,921	$4,477,811
Alumina Ltd.	894,126	1,812,175
Amcor Ltd.	474,466	5,044,953
AMP Ltd.	1,195,538	3,526,101
APA Group (a)	453,799	2,982,291
Aristocrat Leisure Ltd.	234,059	5,317,310
ASX Ltd.	78,453	3,597,194
Aurizon Holdings Ltd.	868,921	2,832,202
AusNet Services	724,385	890,204
Australia & New Zealand Banking Group Ltd.	1,199,124	24,675,125
Bank of Queensland Ltd.	158,623	1,215,185
Bendigo & Adelaide Bank Ltd.	173,328	1,410,418
BHP Billiton Ltd.	1,315,133	32,612,028
BHP Billiton PLC	868,243	19,956,027
BlueScope Steel Ltd.	220,560	2,898,967
Boral Ltd.	472,906	2,242,379
Brambles Ltd.	649,113	4,432,766
Caltex Australia Ltd.	105,209	2,340,789
Challenger Ltd.	217,174	2,117,032
CIMIC Group Ltd.	39,751	1,239,147
Coca-Cola Amatil Ltd.	197,059	1,323,354
Cochlear Ltd.	23,312	3,458,076
Commonwealth Bank of Australia	718,565	37,658,760
Computershare Ltd.	195,660	2,565,771
Crown Resorts Ltd.	150,814	1,516,911
CSL Ltd.	185,426	26,061,530
Dexus REIT	446,971	3,343,046
Domino’s Pizza Enterprises Ltd. (b)	25,397	945,538
Flight Centre Travel Group Ltd. (b)	23,871	1,112,395
Fortescue Metals Group Ltd.	625,066	2,216,999
Goodman Group REIT	666,739	4,709,442
GPT Group REIT	743,540	2,828,388
Harvey Norman Holdings Ltd. (b)	239,505	652,054
Healthscope Ltd.	713,171	1,267,442
Incitec Pivot Ltd.	710,985	1,849,633
Insurance Australia Group Ltd.	966,024	5,939,436
LendLease Group (a)	245,715	3,489,747
Macquarie Group Ltd.	133,432	11,536,841
Medibank Pvt Ltd.	1,106,831	2,452,538
Mirvac Group REIT	1,528,672	2,658,942
National Australia Bank Ltd.	1,114,175	22,581,611
Newcrest Mining Ltd.	311,758	4,894,538
Oil Search Ltd.	567,118	3,546,873
Orica Ltd.	145,895	1,949,592
Origin Energy Ltd.*	718,834	5,218,751
QBE Insurance Group Ltd.	558,497	4,004,017
Ramsay Health Care Ltd.	57,693	2,675,856
REA Group Ltd.	21,523	1,396,714
Santos Ltd.*	748,810	3,318,455
Scentre Group REIT	2,193,151	6,932,846
SEEK Ltd.	118,538	1,810,822
Sonic Healthcare Ltd.	162,127	2,888,666
South32 Ltd.	2,124,839	5,977,722
Stockland REIT	1,017,972	3,194,851
Suncorp Group Ltd.	531,245	5,395,573

	Number of Shares	Value
Australia (Continued)
Sydney Airport (a)	443,392	$2,441,102
Tabcorp Holdings Ltd.	782,584	2,586,301
Telstra Corp. Ltd.	1,715,990	3,633,620
TPG Telecom Ltd. (b)	160,427	675,771
Transurban Group (a)	902,302	8,099,708
Treasury Wine Estates Ltd.	286,527	3,592,666
Vicinity Centres REIT	1,306,023	2,637,113
Wesfarmers Ltd.	461,117	15,887,720
Westpac Banking Corp.	1,394,669	29,373,998
Woodside Petroleum Ltd.	376,021	9,216,326
Woolworths Group Ltd.	529,205	11,390,048

		408,528,207

Austria — 0.2%
ANDRITZ AG	26,544	1,325,028
Erste Group Bank AG*	121,564	5,070,614
OMV AG	59,943	3,447,738
Raiffeisen Bank International AG*	60,946	1,930,123
voestalpine AG	46,479	2,497,282

		14,270,785

Belgium — 1.0%
Ageas	76,490	3,880,835
Anheuser-Busch InBev SA/NV	312,662	29,321,657
Colruyt SA	23,701	1,259,860
Groupe Bruxelles Lambert SA	32,760	3,474,383
KBC Group NV	102,153	7,905,692
Proximus SADP	61,688	1,652,177
Solvay SA	30,174	4,056,593
Telenet Group Holding NV*	21,412	1,082,866
UCB SA	50,327	3,971,326
Umicore SA	84,875	4,802,373

		61,407,762

Chile — 0.0%
Antofagasta PLC	166,149	2,329,068

China — 0.0%
Minth Group Ltd.	307,419	1,414,962
Yangzijiang Shipbuilding Holdings Ltd.	809,400	583,389

		1,998,351

Denmark — 1.6%
A.P. Moller — Maersk A/S, Class A	1,382	1,942,764
A.P. Moller — Maersk A/S, Class B	2,825	4,227,749
Carlsberg A/S, Class B	43,791	4,869,755
Chr Hansen Holding A/S	40,758	3,914,059
Coloplast A/S, Class B	49,217	4,678,462
Danske Bank A/S	307,892	10,223,331
DSV A/S	77,661	6,457,671
Genmab A/S*	24,847	3,738,768
H Lundbeck A/S	28,406	2,003,744
ISS A/S	69,039	2,359,622
Novo Nordisk A/S, Class B	726,576	34,516,255
Novozymes A/S, Class B	92,082	4,694,748
Orsted A/S, 144A	76,574	4,588,438
Pandora A/S	45,924	3,615,262
Tryg A/S	45,651	1,051,888

See Notes to Financial Statements.	7

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
Denmark (Continued)
Vestas Wind Systems A/S	83,906	$5,502,227
William Demant Holding A/S*	41,825	1,522,784

		99,907,527

Finland — 1.0%
Elisa OYJ	55,212	2,468,856
Fortum OYJ	183,275	4,308,698
Kone OYJ, Class B	138,496	6,856,799
Metso OYJ	46,492	1,609,882
Neste OYJ	51,275	4,173,212
Nokia OYJ (b)	2,311,072	13,346,616
Nokian Renkaat OYJ	47,433	1,841,536
Orion OYJ, Class B	37,054	1,095,506
Sampo OYJ, Class A	182,381	8,971,934
Stora Enso OYJ, Class R	227,556	4,656,731
UPM-Kymmene OYJ	219,069	8,044,140
Wartsila OYJ Abp	175,983	3,720,660

		61,094,570

France — 10.3%
Accor SA	76,719	4,198,289
Aeroports de Paris	12,523	2,616,156
Air Liquide SA (b)	176,139	21,703,356
Airbus SE	238,413	27,121,778
Alstom SA	63,435	3,003,411
Amundi SA, 144A	25,172	1,840,375
Arkema SA	27,556	3,358,327
Atos SE (b)	38,536	5,234,841
AXA SA (b)	797,181	19,873,609
BioMerieux	17,244	1,517,972
BNP Paribas SA (b)	461,637	28,635,094
Bollore SA	351,016	1,728,407
Bouygues SA	87,793	4,058,143
Bureau Veritas SA	107,005	2,653,234
Capgemini SE*	66,022	8,694,620
Carrefour SA	237,610	4,284,702
Casino Guichard Perrachon SA (b)	19,806	856,701
Cie de Saint-Gobain (b)	204,419	10,246,042
Cie Generale des Etablissements Michelin	69,947	9,052,061
CNP Assurances (b)	68,893	1,612,389
Credit Agricole SA	468,918	6,435,699
Danone SA	235,868	18,030,639
Dassault Aviation SA*	994	1,926,645
Dassault Systemes SE	53,225	7,476,016
Edenred	94,836	3,041,094
Eiffage SA	31,562	3,556,905
Electricite de France SA (b)	240,233	3,201,609
Engie SA (b)	749,758	11,863,426
Essilor International SA	85,637	11,703,256
Eurazeo SA	16,572	1,298,017
Eutelsat Communications SA	64,781	1,244,274
Faurecia SA	31,580	2,676,584
Fonciere Des Regions REIT	14,519	1,514,871
Gecina SA REIT	19,172	3,317,110
Getlink	180,085	2,440,011
Hermes International	12,994	9,248,009

	Number of Shares	Value
France (Continued)
ICADE REIT	13,780	$1,280,699
Iliad SA	10,747	1,821,110
Imerys SA	14,002	1,193,296
Ingenico Group SA (b)	23,703	1,895,353
Ipsen SA	15,566	2,470,288
JCDecaux SA (b)	32,049	997,363
Kering	31,027	17,762,359
Klepierre SA REIT (b)	88,844	3,460,699
Legrand SA	109,759	8,281,326
L’Oreal SA (b)	103,201	24,804,917
LVMH Moet Hennessy Louis Vuitton SE	114,411	39,730,872
Natixis SA (b)	379,726	2,751,393
Orange SA (b)	818,563	14,090,882
Pernod Ricard SA	86,951	14,607,036
Peugeot SA	241,323	5,626,826
Publicis Groupe SA (b)	85,074	5,921,564
Remy Cointreau SA	9,643	1,428,300
Renault SA	78,851	7,616,855
Rexel SA	117,481	1,728,429
Safran SA	136,868	16,344,478
Sanofi (b)	463,604	35,569,711
Schneider Electric SE	221,262	19,084,300
SCOR SE	68,662	2,534,891
SEB SA	9,263	1,673,058
Societe BIC SA (b)	9,887	961,654
Societe Generale SA (b)	314,876	13,566,466
Sodexo SA	37,098	3,600,510
Suez (b)	157,538	2,169,509
Teleperformance	22,813	3,605,702
Thales SA	43,414	5,526,987
TOTAL SA (b)	988,994	60,179,025
Ubisoft Entertainment SA*	30,083	3,257,292
Unibail-Rodamco SE REIT	40,684	9,157,943
Unibail-Rodamco SE & WFD Unibail-Rodamco NV CDI*	280,813	3,123,894
Valeo SA*	98,005	6,223,558
Veolia Environnement SA (b)	217,673	4,941,793
Vinci SA	206,619	20,222,285
Vivendi SA	425,215	10,697,483
Wendel SA	11,402	1,506,226

		632,680,004

Germany — 8.7%
1&1 Drillisch AG	22,073	1,527,615
adidas AG	77,260	17,486,014
Allianz SE	181,885	37,503,947
Axel Springer SE	19,733	1,432,569
BASF SE	377,225	37,153,620
Bayer AG	339,347	40,409,031
Bayerische Motoren Werke AG	136,734	13,647,824
Beiersdorf AG	41,600	4,778,602
Brenntag AG	61,337	3,537,956
Commerzbank AG*	406,498	4,154,795
Continental AG	45,147	11,458,281
Covestro AG, 144A	79,000	7,198,106
Daimler AG	374,069	26,972,850

See Notes to Financial Statements.	8

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
Germany (Continued)
Delivery Hero AG, 144A*	36,143	$1,661,378
Deutsche Bank AG (c)	800,579	8,570,145
Deutsche Boerse AG	79,112	10,580,328
Deutsche Lufthansa AG	95,752	2,602,565
Deutsche Post AG	404,543	15,355,987
Deutsche Telekom AG	1,373,993	21,234,729
Deutsche Wohnen SE	144,401	6,774,389
E.ON SE	904,405	9,591,726
Evonik Industries AG	67,002	2,348,281
Fraport AG Frankfurt Airport Services Worldwide	15,368	1,437,628
Fresenius Medical Care AG & Co. KGaA	88,827	8,870,239
Fresenius SE & Co. KGaA	170,971	13,143,620
GEA Group AG	72,022	2,652,201
Hannover Rueck SE	24,941	3,148,969
HeidelbergCement AG	61,674	5,465,150
Henkel AG & Co. KGaA	44,138	4,976,748
HOCHTIEF AG	8,081	1,485,075
HUGO BOSS AG	24,353	2,188,752
Infineon Technologies AG	461,854	12,682,897
Innogy SE, 144A	55,849	2,357,619
K+S AG	74,139	1,984,783
KION Group AG	27,733	2,254,563
LANXESS AG	34,511	2,730,541
Linde AG	18,823	4,312,962
Linde AG	59,325	12,285,976
MAN SE	12,975	1,412,173
Merck KGaA	53,318	5,443,996
METRO AG	73,909	995,361
MTU Aero Engines AG	20,585	3,891,273
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	63,981	13,186,638
OSRAM Licht AG	40,257	2,375,700
ProSiebenSat.1 Media SE	95,313	2,804,569
Puma SE (b)	3,256	1,975,525
RWE AG	212,957	4,828,502
SAP SE	404,020	45,503,024
Siemens AG	314,385	40,979,574
Siemens Healthineers AG, 144A*	58,677	2,332,606
Symrise AG	51,240	4,160,779
Telefonica Deutschland Holding AG	308,586	1,304,474
thyssenkrupp AG	178,571	4,711,652
TUI AG	173,470	4,028,609
Uniper SE	83,746	2,656,101
United Internet AG	49,776	3,177,192
Volkswagen AG	13,256	2,465,548
Vonovia SE	199,973	9,435,247
Wirecard AG	47,771	7,380,100
Zalando SE, 144A*	45,788	2,438,208

		535,445,312

Hong Kong — 3.5%
AIA Group Ltd.	4,947,770	45,420,165
ASM Pacific Technology Ltd.	120,898	1,587,680
Bank of East Asia Ltd.	524,414	2,176,366
BOC Hong Kong Holdings Ltd.	1,515,325	7,621,834

	Number of Shares	Value
Hong Kong (Continued)
CK Asset Holdings Ltd.	1,066,883	$8,909,735
CK Hutchison Holdings Ltd.	1,106,013	12,486,925
CK Infrastructure Holdings Ltd.	266,125	2,008,695
CLP Holdings Ltd.	668,947	7,027,901
Dairy Farm International Holdings Ltd.	132,900	1,138,953
Galaxy Entertainment Group Ltd.	970,654	8,545,448
Hang Lung Group Ltd.	372,955	1,155,499
Hang Lung Properties Ltd.	838,975	1,904,039
Hang Seng Bank Ltd.	311,284	7,790,831
Henderson Land Development Co. Ltd.	504,252	3,317,447
HK Electric Investments & HK Electric Investments Ltd., 144A (a)(b)	1,019,958	985,731
HKT Trust & HKT Ltd. (a)	1,509,503	1,895,732
Hong Kong & China Gas Co. Ltd.	3,431,093	7,419,336
Hong Kong Exchanges & Clearing Ltd.	482,540	15,614,628
Hongkong Land Holdings Ltd.	492,100	3,572,646
Hysan Development Co. Ltd.	257,806	1,490,655
Jardine Matheson Holdings Ltd.	86,357	5,392,131
Jardine Strategic Holdings Ltd.	94,287	3,375,475
Kerry Properties Ltd.	279,479	1,494,816
Li & Fung Ltd.	2,404,370	934,992
Link REIT	883,579	7,818,286
Melco Resorts & Entertainment Ltd., ADR	101,517	3,315,545
MTR Corp. Ltd.	611,125	3,440,072
New World Development Co. Ltd. (b)	2,483,846	3,812,922
NWS Holdings Ltd.	647,678	1,205,643
PCCW Ltd.	1,628,577	959,306
Power Assets Holdings Ltd.	566,454	3,939,727
Shangri-La Asia Ltd. (b)	435,322	870,289
Sino Land Co. Ltd.	1,316,752	2,279,872
SJM Holdings Ltd.	852,580	1,223,997
Sun Hung Kai Properties Ltd.	634,642	10,243,992
Swire Pacific Ltd., Class A	206,268	2,127,586
Swire Properties Ltd.	453,484	1,777,926
Techtronic Industries Co. Ltd.	552,935	3,316,961
WH Group Ltd., 144A	3,600,351	3,695,281
Wharf Holdings Ltd.	562,014	1,816,485
Wharf Real Estate Investment Co. Ltd.	487,014	3,759,779
Wheelock & Co. Ltd.	334,471	2,520,302
Yue Yuen Industrial Holdings Ltd.	305,770	945,395

		212,337,026

Ireland — 0.7%
AerCap Holdings NV*	54,452	3,011,740
AIB Group PLC	311,928	1,704,409
Bank of Ireland Group PLC	383,891	3,172,913
CRH PLC	342,857	12,665,748
DCC PLC	36,090	3,461,474
James Hardie Industries PLC CDI	179,148	3,003,616
Kerry Group PLC, Class A	64,480	6,795,501
Paddy Power Betfair PLC	34,128	4,149,301
Ryanair Holdings PLC*	72,234	1,380,249
Smurfit Kappa Group PLC	88,539	3,664,111

		43,009,062

See Notes to Financial Statements.	9

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
Isle of Man — 0.0%
GVC Holdings PLC	222,297	$3,005,331

Israel — 0.5%
Azrieli Group Ltd.	18,296	892,025
Bank Hapoalim BM	426,538	2,944,695
Bank Leumi Le-Israel BM	576,238	3,593,455
Bezeq The Israeli Telecommunication Corp. Ltd.	1,055,107	1,290,488
Check Point Software Technologies Ltd.*	53,755	5,233,587
Elbit Systems Ltd.	9,033	1,084,543
Frutarom Industries Ltd.	15,442	1,511,819
Israel Chemicals Ltd.	261,893	1,214,416
Mizrahi Tefahot Bank Ltd.	52,581	1,004,788
Nice Ltd.*	25,319	2,657,083
Teva Pharmaceutical Industries Ltd., ADR	395,750	8,508,625

		29,935,524

Italy — 2.0%
Assicurazioni Generali SpA (b)	493,611	8,396,119
Atlantia SpA	197,950	5,736,709
Davide Campari-Milano SpA	241,664	1,805,276
Enel SpA	3,341,010	18,368,915
Eni SpA	1,047,159	18,962,465
Ferrari NV	50,321	6,559,261
Intesa Sanpaolo SpA	5,552,315	16,321,365
Intesa Sanpaolo SpA-RSP	359,584	1,082,451
Leonardo SpA	163,909	1,671,665
Luxottica Group SpA	69,416	4,323,690
Mediobanca SpA	238,983	2,254,051
Moncler SpA	70,306	3,227,632
Pirelli & C SpA, 144A*	157,181	1,344,693
Poste Italiane SpA, 144A	213,919	1,831,591
Prysmian SpA	82,119	2,284,817
Recordati SpA	43,075	1,596,303
Snam SpA	941,067	3,859,321
Telecom Italia SpA*	4,654,869	3,739,567
Telecom Italia SpA-RSP	2,462,483	1,724,371
Terna Rete Elettrica Nazionale SpA	512,530	2,714,839
UniCredit SpA	823,714	13,610,444

		121,415,545

Japan — 23.5%
ABC-Mart, Inc.	15,400	948,476
Acom Co. Ltd. (b)	162,400	682,234
Aeon Co. Ltd.	243,200	4,826,665
AEON Financial Service Co. Ltd.	42,000	980,650
Aeon Mall Co. Ltd.	41,900	809,999
Air Water, Inc.	55,700	1,084,456
Aisin Seiki Co. Ltd.	70,254	3,539,017
Ajinomoto Co., Inc.	215,247	4,114,594
Alfresa Holdings Corp.	69,300	1,753,761
Alps Electric Co. Ltd.	78,656	1,868,338
Amada Holdings Co. Ltd.	137,700	1,498,707
ANA Holdings, Inc.	42,200	1,699,870
Aozora Bank Ltd.	42,200	1,671,940

	Number of Shares	Value
Japan (Continued)
Asahi Glass Co. Ltd.	77,100	$3,160,969
Asahi Group Holdings Ltd.	153,865	8,056,396
Asahi Kasei Corp.	516,900	7,105,979
Asics Corp.	60,800	1,014,963
Astellas Pharma, Inc.	801,832	12,268,689
Bandai Namco Holdings, Inc.	79,400	3,379,345
Bank of Kyoto Ltd.	28,300	1,482,833
Benesse Holdings, Inc.	33,400	1,215,829
Bridgestone Corp.	250,176	10,038,316
Brother Industries Ltd.	96,200	2,016,234
Calbee, Inc.	37,400	1,364,876
Canon, Inc.	417,986	14,270,350
Casio Computer Co. Ltd.	73,500	1,124,948
Central Japan Railway Co.	58,954	12,198,874
Chiba Bank Ltd.	315,900	2,439,270
Chubu Electric Power Co., Inc.	257,900	3,995,868
Chugai Pharmaceutical Co. Ltd.	89,200	5,042,791
Chugoku Electric Power Co., Inc.	123,800	1,619,409
Coca-Cola Bottlers Japan Holdings, Inc.	49,554	2,088,570
Concordia Financial Group Ltd.	466,115	2,626,543
Credit Saison Co. Ltd.	59,700	991,662
CyberAgent, Inc.	39,700	2,076,509
CYBERDYNE, Inc.*	41,500	532,937
Dai Nippon Printing Co. Ltd.	107,200	2,307,877
Daicel Corp.	116,700	1,321,638
Daifuku Co. Ltd.	39,521	2,052,614
Dai-ichi Life Holdings, Inc.	433,638	8,093,965
Daiichi Sankyo Co. Ltd.	231,231	7,428,895
Daikin Industries Ltd.	99,688	11,528,014
Daito Trust Construction Co. Ltd.	29,213	4,771,936
Daiwa House Industry Co. Ltd.	220,336	7,994,358
Daiwa House REIT Investment Corp.	595	1,403,475
Daiwa Securities Group, Inc.	644,587	3,743,031
DeNA Co. Ltd.	42,100	810,382
Denso Corp.	183,853	8,940,409
Dentsu, Inc.	86,300	4,125,201
Disco Corp.	13,400	2,531,323
Don Quijote Holdings Co. Ltd.	45,418	2,421,514
East Japan Railway Co.	128,253	12,679,699
Eisai Co. Ltd.	104,252	7,548,771
Electric Power Development Co. Ltd.	54,532	1,449,207
FamilyMart UNY Holdings Co. Ltd.	35,367	3,673,733
FANUC Corp.	79,117	16,923,772
Fast Retailing Co. Ltd.	23,817	10,449,836
Fuji Electric Co. Ltd.	261,000	1,864,200
FUJIFILM Holdings Corp.	161,254	6,199,055
Fujitsu Ltd.	797,021	4,884,625
Fukuoka Financial Group, Inc.	361,000	1,931,351
Hakuhodo DY Holdings, Inc.	81,559	1,238,548
Hamamatsu Photonics KK	52,600	2,284,644
Hankyu Hanshin Holdings, Inc.	98,840	4,079,529
Hikari Tsushin, Inc.	10,000	1,777,819
Hino Motors Ltd.	112,000	1,257,085
Hirose Electric Co. Ltd.	15,666	2,040,605
Hisamitsu Pharmaceutical Co., Inc.	28,800	2,398,566
Hitachi Chemical Co. Ltd.	42,200	910,063

See Notes to Financial Statements.	10

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
Japan (Continued)
Hitachi Construction Machinery Co. Ltd.	42,100	$1,555,748
Hitachi High-Technologies Corp.	32,100	1,465,059
Hitachi Ltd.	1,959,009	14,345,237
Hitachi Metals Ltd.	84,800	933,864
Honda Motor Co. Ltd.	675,999	21,419,943
Hoshizaki Corp.	25,300	2,541,977
Hoya Corp.	154,574	9,197,569
Hulic Co. Ltd.	125,300	1,286,575
Idemitsu Kosan Co. Ltd.	53,415	1,794,658
IHI Corp.	56,400	2,123,068
Iida Group Holdings Co. Ltd.	54,800	1,047,288
Inpex Corp.	408,717	4,561,129
Isetan Mitsukoshi Holdings Ltd.	137,500	1,698,764
Isuzu Motors Ltd.	228,600	3,065,932
ITOCHU Corp.	575,254	10,819,228
J. Front Retailing Co. Ltd.	104,500	1,647,447
Japan Airlines Co. Ltd.	46,073	1,786,422
Japan Airport Terminal Co. Ltd.	21,700	1,001,370
Japan Exchange Group, Inc.	203,978	3,879,491
Japan Post Bank Co. Ltd.	161,258	2,017,485
Japan Post Holdings Co. Ltd.	638,613	7,320,406
Japan Prime Realty Investment Corp. REIT	387	1,406,982
Japan Real Estate Investment Corp. REIT	498	2,613,945
Japan Retail Fund Investment Corp. REIT	1,131	2,052,299
Japan Tobacco, Inc.	445,541	12,024,713
JFE Holdings, Inc.	205,985	4,264,174
JGC Corp.	81,400	1,700,806
JSR Corp.	72,100	1,407,734
JTEKT Corp.	91,100	1,329,004
JXTG Holdings, Inc.	1,302,028	8,412,883
Kajima Corp.	416,000	3,395,762
Kakaku.com, Inc.	51,400	1,119,333
Kamigumi Co. Ltd.	42,100	921,838
Kaneka Corp.	131,000	1,348,715
Kansai Electric Power Co., Inc.	274,967	3,958,251
Kansai Paint Co. Ltd. (b)	79,700	1,711,442
Kao Corp.	201,404	15,629,476
Kawasaki Heavy Industries Ltd.	54,300	1,649,690
KDDI Corp.	736,333	19,937,205
Keihan Holdings Co. Ltd.	42,200	1,429,489
Keikyu Corp.	95,450	1,608,309
Keio Corp.	42,060	1,956,369
Keisei Electric Railway Co. Ltd.	50,528	1,716,238
Keyence Corp.	40,035	24,594,742
Kikkoman Corp.	54,882	2,593,128
Kintetsu Group Holdings Co. Ltd. (b)	70,640	2,957,808
Kirin Holdings Co. Ltd.	338,423	9,628,342
Kobayashi Pharmaceutical Co. Ltd.	19,300	1,704,950
Kobe Steel Ltd.	121,928	1,225,052
Koito Manufacturing Co. Ltd.	41,900	3,085,159
Komatsu Ltd.	374,473	12,347,609
Konami Holdings Corp.	34,666	1,628,379
Konica Minolta, Inc.	190,200	1,737,912

	Number of Shares	Value
Japan (Continued)
Kose Corp.	14,100	$3,067,951
Kubota Corp.	421,181	7,096,794
Kuraray Co. Ltd.	137,900	2,114,420
Kurita Water Industries Ltd.	42,200	1,214,193
Kyocera Corp.	131,900	7,827,792
Kyowa Hakko Kirin Co. Ltd.	107,200	2,195,538
Kyushu Electric Power Co., Inc.	174,400	2,061,667
Kyushu Railway Co.	60,776	1,935,826
Lawson, Inc. (b)	23,400	1,525,082
LINE Corp.*	26,347	956,664
Lion Corp.	91,700	1,679,994
LIXIL Group Corp.	113,200	2,503,647
M3, Inc.	85,171	3,566,244
Mabuchi Motor Co. Ltd.	22,600	1,049,134
Makita Corp.	88,400	3,949,294
Marubeni Corp.	683,600	5,331,307
Marui Group Co. Ltd.	71,696	1,457,185
Maruichi Steel Tube Ltd.	26,300	871,549
Mazda Motor Corp.	233,700	2,943,136
McDonald’s Holdings Co. Japan Ltd.	22,822	1,149,649
Mebuki Financial Group, Inc.	403,350	1,468,278
Medipal Holdings Corp.	63,200	1,458,797
MEIJI Holdings Co. Ltd.	47,490	4,046,811
MINEBEA MITSUMI, Inc.	154,220	2,931,718
MISUMI Group, Inc.	117,700	3,408,144
Mitsubishi Chemical Holdings Corp.	583,500	5,406,701
Mitsubishi Corp.	555,925	15,489,348
Mitsubishi Electric Corp.	736,779	10,463,975
Mitsubishi Estate Co. Ltd.	485,551	8,819,679
Mitsubishi Gas Chemical Co., Inc.	70,700	1,807,388
Mitsubishi Heavy Industries Ltd.	122,499	4,639,388
Mitsubishi Materials Corp.	42,100	1,170,681
Mitsubishi Motors Corp.	280,400	2,123,910
Mitsubishi Tanabe Pharma Corp.	94,874	1,700,642
Mitsubishi UFJ Financial Group, Inc.	4,832,152	29,130,168
Mitsubishi UFJ Lease & Finance Co. Ltd.	178,100	1,065,800
Mitsui & Co. Ltd.	686,960	12,105,551
Mitsui Chemicals, Inc.	72,000	2,084,846
Mitsui Fudosan Co. Ltd.	363,726	9,144,557
Mitsui OSK Lines Ltd.	42,200	1,116,437
Mizuho Financial Group, Inc.	9,790,780	17,073,227
MS&AD Insurance Group Holdings, Inc.	191,221	6,088,979
Murata Manufacturing Co. Ltd.	73,359	10,914,330
Nabtesco Corp.	42,025	1,375,272
Nagoya Railroad Co. Ltd. (b)	75,740	1,948,067
NEC Corp.	102,759	2,899,941
Nexon Co. Ltd.*	174,645	2,891,351
NGK Insulators Ltd.	108,400	1,979,968
NGK Spark Plug Co. Ltd.	60,500	1,657,306
NH Foods Ltd.	39,496	1,624,715
Nidec Corp.	91,073	14,135,842
Nikon Corp.	137,800	2,235,759
Nintendo Co. Ltd.	46,471	19,223,193
Nippon Building Fund, Inc. REIT	487	2,730,799
Nippon Electric Glass Co. Ltd.	39,400	1,069,162

See Notes to Financial Statements.	11

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
Japan (Continued)
Nippon Express Co. Ltd.	37,200	$2,800,643
Nippon Paint Holdings Co. Ltd.	62,942	2,635,481
Nippon Prologis REIT, Inc.	707	1,475,286
Nippon Steel & Sumitomo Metal Corp.	304,609	6,391,231
Nippon Telegraph & Telephone Corp.	281,851	13,229,133
Nippon Yusen KK	57,000	1,162,688
Nissan Chemical Industries Ltd.	47,549	2,237,909
Nissan Motor Co. Ltd.	947,142	9,407,427
Nisshin Seifun Group, Inc.	74,700	1,579,354
Nissin Foods Holdings Co. Ltd.	27,400	2,040,171
Nitori Holdings Co. Ltd.	34,101	5,866,620
Nitto Denko Corp.	65,924	5,186,777
NOK Corp.	42,100	791,806
Nomura Holdings, Inc.	1,415,154	7,338,221
Nomura Real Estate Holdings, Inc.	47,236	1,108,549
Nomura Real Estate Master Fund, Inc.	1,479	2,071,973
Nomura Research Institute Ltd.	47,781	2,406,948
NSK Ltd.	152,300	1,734,611
NTT Data Corp.	247,334	2,766,976
NTT DOCOMO, Inc.	551,389	14,283,350
Obayashi Corp.	253,400	2,559,972
Obic Co. Ltd.	30,200	2,615,103
Odakyu Electric Railway Co. Ltd.	123,650	2,676,801
Oji Holdings Corp.	345,068	2,267,993
Olympus Corp.	117,979	4,186,229
Omron Corp.	76,692	4,039,575
Ono Pharmaceutical Co. Ltd.	155,906	3,868,808
Oracle Corp.	17,900	1,364,076
Oriental Land Co. Ltd.	82,100	8,414,901
ORIX Corp.	536,846	9,013,644
Osaka Gas Co. Ltd.	147,300	3,215,185
Otsuka Corp.	43,800	1,809,818
Otsuka Holdings Co. Ltd.	158,067	7,873,926
Panasonic Corp.	897,185	12,284,387
Park24 Co. Ltd.	42,100	1,137,012
Persol Holdings Co. Ltd.	70,800	1,518,375
Pola Orbis Holdings, Inc.	41,900	2,076,031
Rakuten, Inc.	360,386	2,423,665
Recruit Holdings Co. Ltd.	447,953	12,476,882
Renesas Electronics Corp.*(b)	323,700	3,219,593
Resona Holdings, Inc.	856,825	4,780,136
Ricoh Co. Ltd.	280,300	2,540,569
Rinnai Corp.	15,600	1,491,382
Rohm Co. Ltd.	42,200	3,914,124
Ryohin Keikaku Co. Ltd.	9,800	3,333,180
Sankyo Co. Ltd.	20,900	829,007
Santen Pharmaceutical Co. Ltd.	142,851	2,491,045
SBI Holdings, Inc.	89,925	2,458,399
Secom Co. Ltd.	82,700	6,172,186
Sega Sammy Holdings, Inc.	66,900	1,183,211
Seibu Holdings, Inc.	89,900	1,480,084
Seiko Epson Corp.	107,559	1,887,486
Sekisui Chemical Co. Ltd.	157,900	2,595,259
Sekisui House Ltd.	245,851	4,388,865
Seven & i Holdings Co. Ltd.	303,676	13,457,940
Seven Bank Ltd.	241,800	764,620
SG Holdings Co. Ltd.	37,700	855,298

	Number of Shares	Value
Japan (Continued)
Sharp Corp. (b)	68,373	$1,820,179
Shimadzu Corp.	101,700	2,809,289
Shimamura Co. Ltd.	10,300	1,052,866
Shimano, Inc.	32,494	4,596,982
Shimizu Corp.	233,500	2,285,954
Shin-Etsu Chemical Co. Ltd.	150,504	15,066,310
Shinsei Bank Ltd.	63,100	997,674
Shionogi & Co. Ltd.	113,695	5,971,901
Shiseido Co. Ltd.	154,657	12,263,375
Shizuoka Bank Ltd.	233,600	2,256,870
Showa Shell Sekiyu KK	74,100	986,320
SMC Corp.	24,582	9,361,881
SoftBank Group Corp.	337,414	24,084,384
Sohgo Security Services Co. Ltd.	33,300	1,525,950
Sompo Holdings, Inc.	137,935	5,999,985
Sony Corp.	518,316	24,585,288
Sony Financial Holdings, Inc.	60,100	1,105,484
Stanley Electric Co. Ltd.	49,800	1,700,666
Start Today Co. Ltd.	81,597	2,839,037
Subaru Corp.	247,034	7,561,918
SUMCO Corp.	98,000	2,386,377
Sumitomo Chemical Co. Ltd.	603,322	3,654,816
Sumitomo Corp.	451,976	7,592,831
Sumitomo Dainippon Pharma Co. Ltd.	55,500	1,154,539
Sumitomo Electric Industries Ltd.	310,300	4,690,797
Sumitomo Heavy Industries Ltd.	42,100	1,489,957
Sumitomo Metal Mining Co. Ltd.	101,500	3,887,016
Sumitomo Mitsui Financial Group, Inc.	547,815	22,676,021
Sumitomo Mitsui Trust Holdings, Inc.	132,981	5,552,233
Sumitomo Realty & Development Co. Ltd.	145,903	5,516,377
Sumitomo Rubber Industries Ltd.	72,100	1,209,565
Sundrug Co. Ltd.	34,500	1,569,840
Suntory Beverage & Food Ltd.	51,000	2,269,063
Suruga Bank Ltd.	61,200	706,597
Suzuken Co. Ltd.	33,710	1,512,201
Suzuki Motor Corp.	140,226	8,071,841
Sysmex Corp.	64,707	5,835,140
T&D Holdings, Inc.	216,700	3,420,268
Taiheiyo Cement Corp.	42,200	1,563,322
Taisei Corp.	85,215	4,692,171
Taisho Pharmaceutical Holdings Co. Ltd.	14,734	1,567,058
Taiyo Nippon Sanso Corp.	46,800	694,353
Takashimaya Co. Ltd.	101,447	847,684
Takeda Pharmaceutical Co. Ltd.	290,492	11,888,315
TDK Corp.	51,724	4,650,096
Teijin Ltd.	58,304	1,131,940
Terumo Corp.	122,422	7,269,809
THK Co. Ltd.	44,328	1,576,958
Tobu Railway Co. Ltd.	79,179	2,456,489
Toho Co. Ltd.	41,800	1,452,443
Toho Gas Co. Ltd.	30,928	976,584
Tohoku Electric Power Co., Inc.	163,713	2,090,337
Tokio Marine Holdings, Inc.	270,650	13,036,779
Tokyo Century Corp.	16,800	1,011,537

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
Japan (Continued)
Tokyo Electric Power Co. Holdings, Inc.*	584,600	$2,778,308
Tokyo Electron Ltd.	63,764	11,957,399
Tokyo Gas Co. Ltd.	153,980	4,196,817
Tokyo Tatemono Co. Ltd.	74,965	1,039,180
Tokyu Corp.	190,310	3,383,367
Tokyu Fudosan Holdings Corp.	219,900	1,625,220
Toppan Printing Co. Ltd.	200,178	1,634,031
Toray Industries, Inc.	552,443	4,524,259
Toshiba Corp.*	2,659,161	7,479,922
Tosoh Corp.	110,640	1,942,569
TOTO Ltd.	54,715	2,866,898
Toyo Seikan Group Holdings Ltd.	62,400	1,047,983
Toyo Suisan Kaisha Ltd.	41,400	1,478,503
Toyoda Gosei Co. Ltd.	30,300	799,106
Toyota Industries Corp.	61,200	3,577,993
Toyota Motor Corp.	940,764	59,852,256
Toyota Tsusho Corp.	83,011	2,869,158
Trend Micro, Inc.	46,376	2,634,588
Tsuruha Holdings, Inc.	17,100	2,544,919
Unicharm Corp.	160,600	4,991,392
United Urban Investment Corp. REIT	1,287	1,973,357
USS Co. Ltd.	90,800	1,720,263
West Japan Railway Co.	67,406	4,850,431
Yahoo Japan Corp.	572,500	2,084,019
Yakult Honsha Co. Ltd.	44,379	2,920,932
Yamada Denki Co. Ltd. (b)	246,900	1,280,062
Yamaguchi Financial Group, Inc. (b)	63,481	766,195
Yamaha Corp.	56,681	2,959,490
Yamaha Motor Co. Ltd.	110,974	3,213,385
Yamato Holdings Co. Ltd.	133,371	3,830,041
Yamazaki Baking Co. Ltd.	47,800	1,036,981
Yaskawa Electric Corp.	96,420	3,899,876
Yokogawa Electric Corp.	87,144	1,593,321
Yokohama Rubber Co. Ltd.	29,304	638,420

		1,444,335,030

Jersey Island — 0.1%
Randgold Resources Ltd.	37,975	3,012,759

Luxembourg — 0.3%
ArcelorMittal	270,986	8,775,207
Eurofins Scientific SE	4,471	2,296,653
Millicom International Cellular SA SDR (b)	27,298	1,721,002
Reinet Investments SCA*	4,725	1,316,858
RTL Group SA	15,626	1,179,166
SES SA	157,565	2,721,561
Tenaris SA	190,448	3,417,555

		21,428,002

Macau — 0.2%
MGM China Holdings Ltd.	409,057	1,189,119
Sands China Ltd.	991,995	5,938,158
Wynn Macau Ltd. (b)	645,568	2,477,509

		9,604,786

	Number of Shares	Value
Mexico — 0.0%
Fresnillo PLC	83,644	$1,477,182

Netherlands — 4.7%
ABN AMRO Group NV, 144A (b)	171,253	4,448,494
Aegon NV (b)	718,121	4,471,256
Akzo Nobel NV	102,991	9,042,114
ASML Holding NV	167,377	32,755,331
EXOR NV	43,638	3,162,913
Heineken Holding NV	46,551	4,533,199
Heineken NV	105,882	10,600,578
ING Groep NV	1,594,759	23,225,985
Koninklijke Ahold Delhaize NV	512,086	11,765,885
Koninklijke DSM NV	73,973	7,366,168
Koninklijke KPN NV	1,407,849	3,829,863
Koninklijke Philips NV	385,327	15,775,253
Koninklijke Vopak NV	29,086	1,428,118
NN Group NV	124,031	5,330,114
NXP Semiconductors NV*	140,835	16,055,190
QIAGEN NV*	93,445	3,393,034
Randstad NV	49,256	2,940,158
Royal Dutch Shell PLC, Class A	1,897,057	65,744,468
Royal Dutch Shell PLC, Class B	1,528,856	54,406,747
Wolters Kluwer NV	121,330	6,813,997

		287,088,865

New Zealand — 0.2%
a2 Milk Co. Ltd.*	287,459	2,186,650
Auckland International Airport Ltd.	412,726	1,906,249
Fisher & Paykel Healthcare Corp. Ltd.	218,377	2,029,452
Fletcher Building Ltd.	381,033	1,757,203
Meridian Energy Ltd.	549,775	1,148,427
Ryman Healthcare Ltd.	152,008	1,212,677
Spark New Zealand Ltd.	676,268	1,732,103

		11,972,761

Norway — 0.7%
Aker BP ASA	42,452	1,551,218
DNB ASA	403,298	7,220,496
Equinor ASA	480,419	12,640,597
Gjensidige Forsikring ASA	82,407	1,271,952
Marine Harvest ASA	170,694	3,414,840
Norsk Hydro ASA	535,125	3,357,488
Orkla ASA	319,217	2,879,027
Schibsted ASA, Class B	39,888	1,082,178
Telenor ASA	309,399	6,373,104
Yara International ASA (b)	71,699	2,954,636

		42,745,536

Portugal — 0.2%
EDP — Energias de Portugal SA	1,037,903	4,064,736
Galp Energia SGPS SA	206,243	3,832,397
Jeronimo Martins SGPS SA	103,069	1,620,620

		9,517,753

Singapore — 1.3%
Ascendas Real Estate Investment Trust REIT	1,002,100	1,983,467
CapitaLand Commercial Trust REIT	957,680	1,223,164
CapitaLand Ltd.	1,134,400	2,931,638

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
Singapore (Continued)
CapitaLand Mall Trust REIT	1,011,200	$1,563,419
City Developments Ltd.	158,100	1,323,749
ComfortDelGro Corp. Ltd.	903,500	1,660,089
DBS Group Holdings Ltd.	734,595	15,565,941
Genting Singapore PLC	2,358,078	2,219,202
Golden Agri-Resources Ltd.	3,029,200	712,700
Jardine Cycle & Carriage Ltd.	42,100	1,080,447
Keppel Corp. Ltd.	586,600	3,378,038
Oversea-Chinese Banking Corp. Ltd.	1,279,831	11,987,213
SATS Ltd.	291,800	1,124,613
Sembcorp Industries Ltd.	424,200	928,338
Singapore Airlines Ltd.	231,600	1,951,263
Singapore Exchange Ltd.	328,300	1,775,323
Singapore Press Holdings Ltd. (b)	558,811	1,097,713
Singapore Technologies Engineering Ltd.	652,100	1,694,968
Singapore Telecommunications Ltd.	3,353,489	8,215,591
Suntec Real Estate Investment Trust REIT	999,400	1,343,631
United Overseas Bank Ltd.	547,554	11,508,511
UOL Group Ltd.	168,581	1,022,428
Venture Corp. Ltd.	107,400	1,692,602
Wilmar International Ltd.	731,366	1,769,896

		79,753,944

South Africa — 0.1%
Investec PLC	253,142	1,869,667
Mediclinic International PLC	164,564	1,336,638

		3,206,305

Spain — 2.8%
ACS Actividades de Construccion y Servicios SA	102,248	4,244,595
Aena SME SA, 144A	28,070	5,391,514
Amadeus IT Group SA	179,503	14,248,601
Banco Bilbao Vizcaya Argentaria SA	2,727,706	18,619,447
Banco de Sabadell SA	2,281,113	3,834,745
Banco Santander SA	6,618,919	35,593,906
Bankia SA	486,546	1,846,304
Bankinter SA	277,755	2,676,891
CaixaBank SA	1,469,627	6,246,860
Enagas SA	91,197	2,431,849
Endesa SA	131,948	2,906,897
Ferrovial SA*	3,402	69,321
Ferrovial SA	199,000	4,054,910
Gas Natural SDG SA	144,899	3,555,565
Grifols SA	122,520	3,609,427
Iberdrola SA	2,385,602	16,934,037
Industria de Diseno Textil SA	444,207	14,026,223
Mapfre SA	476,801	1,444,784
Red Electrica Corp. SA	178,139	3,467,400
Repsol SA	538,546	10,265,364
Siemens Gamesa Renewable Energy SA (b)	98,349	1,512,487
Telefonica SA	1,915,840	16,903,021

		173,884,148

	Number of Shares	Value
Sweden — 2.4%
Alfa Laval AB	119,297	$2,978,671
Assa Abloy AB, Class B	413,317	8,885,816
Atlas Copco AB, Class A	278,198	11,040,730
Atlas Copco AB, Class B	156,189	5,649,589
Boliden AB	110,196	3,884,118
Electrolux AB, Series B	93,173	2,298,924
Essity AB, Class B	247,614	6,289,251
Hennes & Mauritz AB, Class B (b)	365,373	5,505,184
Hexagon AB, Class B	106,495	5,997,898
Husqvarna AB, Class B	154,169	1,515,276
ICA Gruppen AB (b)	27,429	846,280
Industrivarden AB, Class C	67,447	1,416,379
Investor AB, Class B	189,943	7,874,178
Kinnevik AB, Class B	96,576	3,364,079
L E Lundbergforetagen AB, Class B	30,556	986,762
Lundin Petroleum AB	74,876	2,373,862
Nordea Bank AB	1,247,978	11,999,924
Sandvik AB	468,654	8,130,542
Securitas AB, Class B	125,411	2,020,717
Skandinaviska Enskilda Banken AB, Class A	658,466	5,931,279
Skanska AB, Class B	132,125	2,432,277
SKF AB, Class B	156,329	3,035,609
Svenska Handelsbanken AB, Class A	626,636	6,868,120
Swedbank AB, Class A	372,305	7,738,149
Swedish Match AB	74,046	3,509,568
Tele2 AB, Class B (b)	150,002	1,835,246
Telefonaktiebolaget LM Ericsson, Class B	1,260,125	9,138,982
Telia Co. AB	1,148,339	5,382,900
Volvo AB, Class B	643,430	11,071,481

		150,001,791

Switzerland — 8.0%
ABB Ltd.	756,684	17,112,912
Adecco Group AG	67,058	4,022,391
Baloise Holding AG	18,478	2,710,957
Barry Callebaut AG	839	1,466,718
Chocoladefabriken Lindt & Spruengli AG	39	2,947,950
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	420	2,686,790
Cie Financiere Richemont SA	213,996	19,614,853
Clariant AG*	96,681	2,332,665
Coca-Cola HBC AG*	82,940	2,833,577
Credit Suisse Group AG*	1,045,094	15,926,656
Dufry AG*(b)	12,636	1,723,732
EMS-Chemie Holding AG	3,075	1,923,435
Ferguson PLC	103,126	8,008,801
Geberit AG	15,239	6,583,570
Givaudan SA	3,812	8,489,590
Glencore PLC*	4,746,931	23,477,510
Julius Baer Group Ltd.*	93,668	5,464,600
Kuehne + Nagel International AG	21,876	3,298,269
LafargeHolcim Ltd.*	198,534	10,160,364
Lonza Group AG*	30,692	8,211,729
Nestle SA	1,273,310	96,092,530

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
Switzerland (Continued)
Novartis AG	914,518	$67,698,086
Pargesa Holding SA	14,128	1,234,910
Partners Group Holding AG	7,162	5,173,847
Roche Holding AG	288,399	61,755,894
Schindler Holding AG	8,141	1,670,160
Schindler Holding AG Participation Certificates	16,506	3,486,759
SGS SA	2,218	5,736,284
Sika AG	886	7,074,696
Sonova Holding AG	22,785	3,976,278
STMicroelectronics NV	277,356	6,601,553
Straumann Holding AG	4,225	2,784,230
Swatch Group AG — Bearer	12,467	6,048,822
Swatch Group AG — Registered	23,175	2,058,615
Swiss Life Holding AG*	13,933	4,749,886
Swiss Prime Site AG*	26,363	2,459,495
Swiss Re AG	129,981	11,233,545
Swisscom AG (b)	10,762	4,800,097
Temenos AG*	23,664	3,505,422
UBS Group AG*	1,581,711	23,831,583
Vifor Pharma AG (b)	20,086	3,117,039
Zurich Insurance Group AG	62,200	18,440,381

		492,527,181

United Arab Emirates — 0.0%
NMC Health PLC*	40,859	1,914,086

United Kingdom — 15.0%
3i Group PLC	398,697	5,050,957
Admiral Group PLC	75,587	1,934,766
Anglo American PLC	433,345	10,353,043
Ashtead Group PLC	204,380	6,333,131
Associated British Foods PLC	145,359	5,120,656
AstraZeneca PLC	519,971	37,782,140
Auto Trader Group PLC, 144A	392,995	1,842,074
Aviva PLC	1,644,640	11,167,592
Babcock International Group PLC	101,857	1,127,908
BAE Systems PLC	1,308,456	11,121,659
Barclays PLC	7,000,881	18,356,315
Barratt Developments PLC	408,550	2,963,176
Berkeley Group Holdings PLC	53,083	2,996,217
BP PLC	8,181,736	62,680,418
British American Tobacco PLC	941,179	48,407,066
British Land Co. PLC REIT	378,626	3,412,541
BT Group PLC	3,464,474	9,436,633
Bunzl PLC	138,823	4,226,051
Burberry Group PLC	167,388	4,603,865
Centrica PLC	2,284,829	4,431,460
CNH Industrial NV	419,882	4,918,421
Coca-Cola European Partners PLC	90,680	3,443,120
Compass Group PLC	648,470	13,943,506
ConvaTec Group PLC, 144A	564,894	1,739,926
Croda International PLC	53,160	3,294,542
Diageo PLC	1,010,690	37,115,734
Direct Line Insurance Group PLC	555,527	2,640,092
easyJet PLC	60,582	1,376,333
Experian PLC	377,633	9,244,416
Fiat Chrysler Automobiles NV*	442,803	10,042,528

	Number of Shares	Value
United Kingdom (Continued)
G4S PLC	627,473	$2,251,312
GlaxoSmithKline PLC	2,033,839	41,203,996
Hammerson PLC REIT	319,175	2,320,887
Hargreaves Lansdown PLC	114,636	2,906,093
HSBC Holdings PLC	8,211,608	78,661,146
Imperial Brands PLC	391,279	14,095,927
InterContinental Hotels Group PLC	74,544	4,770,420
International Consolidated Airlines Group SA	262,309	2,382,063
Intertek Group PLC	65,772	4,779,126
ITV PLC	1,486,655	3,213,428
J Sainsbury PLC	716,684	3,032,509
John Wood Group PLC	273,401	2,437,258
Johnson Matthey PLC	79,042	3,691,253
Kingfisher PLC	840,147	3,408,612
Land Securities Group PLC REIT	305,009	3,769,177
Legal & General Group PLC	2,443,065	8,762,232
Lloyds Banking Group PLC	29,554,391	24,833,939
London Stock Exchange Group PLC	124,548	7,412,448
Marks & Spencer Group PLC	657,449	2,482,094
Meggitt PLC	299,274	1,956,172
Melrose Industries PLC	1,868,847	5,863,049
Merlin Entertainments PLC, 144A	261,277	1,273,997
Micro Focus International PLC	178,706	3,166,701
Mondi PLC	151,395	4,204,243
National Grid PLC	1,383,188	15,322,174
Next PLC	58,760	4,530,515
Old Mutual PLC	2,017,131	6,430,150
Pearson PLC	315,127	3,776,916
Persimmon PLC	127,305	4,792,659
Prudential PLC	1,061,574	25,556,803
Reckitt Benckiser Group PLC	274,322	21,008,562
RELX NV	400,407	8,743,983
RELX PLC	432,093	9,491,973
Rio Tinto Ltd.	171,036	10,731,868
Rio Tinto PLC	491,255	27,689,215
Rolls-Royce Holdings PLC*	677,340	7,424,853
Rolls-Royce Holdings PLC — Entitlement*	43,999,978	58,491
Royal Bank of Scotland Group PLC*	1,479,004	5,408,760
Royal Mail PLC	359,286	2,431,061
RSA Insurance Group PLC	415,017	3,595,986
Sage Group PLC	438,892	3,864,700
Schroders PLC	51,408	2,212,133
Segro PLC REIT	408,784	3,557,195
Severn Trent PLC	95,929	2,536,428
Sky PLC	423,953	7,591,422
Smith & Nephew PLC	361,305	6,572,893
Smiths Group PLC	160,910	3,765,797
SSE PLC	421,354	7,659,709
St James’s Place PLC	215,036	3,407,417
Standard Chartered PLC	1,152,721	11,563,221
Standard Life Aberdeen PLC	1,105,671	5,151,714
Taylor Wimpey PLC	1,351,096	3,415,233
Tesco PLC	3,994,145	13,045,682
Travis Perkins PLC	96,474	1,725,567
Unilever NV	638,793	35,651,131

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
United Kingdom (Continued)
Unilever PLC	501,971	$27,669,295
United Utilities Group PLC	276,307	2,849,571
Vodafone Group PLC	10,949,342	27,920,276
Weir Group PLC	98,937	2,881,635
Whitbread PLC	75,047	4,205,026
Wm Morrison Supermarkets PLC	899,458	2,939,007
WPP PLC	520,938	8,535,142

		919,698,531

United States — 0.4%
Carnival PLC	73,885	4,750,837
OneMarket Ltd.*	38,071	44,051
Shire PLC	373,676	20,366,522

		25,161,410

TOTAL COMMON STOCKS (Cost $5,697,281,033)		5,904,694,144

PREFERRED STOCKS — 0.6%
Germany — 0.6%
Bayerische Motoren Werke AG	22,464	1,968,292
FUCHS PETROLUB SE	28,613	1,500,560
Henkel AG & Co. KGaA	70,829	8,748,052

	Number of Shares	Value
Germany (Continued)
Porsche Automobil Holding SE	62,544	$4,612,200
Sartorius AG	13,977	2,047,367
Schaeffler AG	68,119	1,020,113
Volkswagen AG	75,768	14,255,438

		34,152,022

TOTAL PREFERRED STOCKS (Cost $39,440,361)		34,152,022

SECURITIES LENDING COLLATERAL — 3.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.68% (d)(e) (Cost $206,357,389)	206,357,389	206,357,389

TOTAL INVESTMENTS — 100.1% (Cost $5,943,078,783)		$6,145,203,555
Other assets and liabilities, net — (0.1%)		(4,784,449)

NET ASSETS — 100.0%		$6,140,419,106

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2018 is as follows:

Value ($) at 5/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2018	Value ($) at 5/31/2018
COMMON STOCK — 0.1%
Germany — 0.1%
Deutsche Bank AG (c)
21,939,319	634,786	(8,746,551)	557,983	(5,815,392)	87,287	—	800,579	8,570,145
SECURITIES LENDING COLLATERAL — 3.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.68% (d)(e)
349,929,825	—	(143,572,436)	—	—	1,520,361	—	206,357,389	206,357,389

371,869,144	634,786	(152,318,987)	557,983	(5,815,392)	1,607,648	—	207,157,968	214,927,534

*	Non-income producing security.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2018 amounted to $194,277,157, which is 3.2% of net assets.
(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2018. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $8,041,950.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interest
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
SDR:	Swedish Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2018

At May 31, 2018, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
AMSTERDAM Index Futures	EUR	70	$9,274,680	$9,037,643	6/15/2018	$(147,239)
CAC40 10 EURO Futures	EUR	304	19,660,353	19,112,836	6/15/2018	(355,222)
DAX Index Futures	EUR	47	17,953,761	17,324,176	6/15/2018	170,578
FTSE/MIB Index Futures	EUR	28	3,909,200	3,563,993	6/15/2018	(172,087)
FTSE 100 Index Futures	GBP	284	28,533,196	28,956,863	6/15/2018	1,603,179
HANG SENG Index Futures	HKD	55	10,667,652	10,692,925	6/28/2018	22,192
IBEX 35 Index Futures	EUR	51	6,117,773	5,632,477	6/15/2018	(425,401)
MSCI EAFE Futures	USD	280	28,498,605	27,818,000	6/15/2018	(680,605)
MSCI SING IX ETS	SGD	133	3,981,923	3,889,121	6/28/2018	(102,331)
OMXS30 Index Futures	SEK	275	5,060,262	4,812,991	6/15/2018	(181,692)
SPI 200 Futures	AUD	180	20,915,563	20,473,263	6/21/2018	80,851
SWISS MKT IX Futures	CHF	170	15,454,722	14,580,053	6/15/2018	(581,933)
TOPIX Index Futures	JPY	466	75,151,294	74,728,777	6/07/2018	671,722

Total net unrealized depreciation						$(97,988)

As of May 31, 2018, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
JP Morgan & Chase Co.	6/5/2018	AUD	198,579,900	USD	149,897,164	$—	$(283,889)
RBC Capital Markets	6/5/2018	AUD	23,000,000	USD	17,361,688	—	(32,642)
The Bank of Nova Scotia	6/5/2018	AUD	326,811,842	USD	246,697,187	—	(462,503)
JP Morgan & Chase Co.	6/5/2018	CHF	85,252,900	USD	86,356,720	—	(182,389)
RBC Capital Markets	6/5/2018	CHF	103,567,800	USD	104,898,437	—	(231,889)
RBC Capital Markets	6/5/2018	CHF	13,863,000	USD	14,041,922	—	(30,229)
The Bank of New York Mellon	6/5/2018	CHF	76,507,600	USD	77,496,612	—	(165,257)
The Bank of Nova Scotia	6/5/2018	CHF	174,640,000	USD	176,879,292	—	(395,499)
Goldman Sachs & Co.	6/5/2018	EUR	238,522,200	USD	288,850,384	9,893,676	—
Goldman Sachs & Co.	6/5/2018	EUR	99,794,000	USD	120,847,540	4,136,367	—
JP Morgan & Chase Co.	6/5/2018	EUR	475,464,800	USD	575,782,167	19,716,126	—
RBC Capital Markets	6/5/2018	EUR	552,809,800	USD	669,416,735	22,894,097	—
The Bank of New York Mellon	6/5/2018	EUR	41,075,000	USD	49,742,852	1,704,779	—
The Bank of Nova Scotia	6/5/2018	EUR	215,642,100	USD	261,127,488	8,929,536	—
Goldman Sachs & Co.	6/5/2018	GBP	57,477,000	USD	79,279,521	2,852,224	—
Goldman Sachs & Co.	6/5/2018	GBP	14,045,100	USD	19,373,727	697,926	—
JP Morgan & Chase Co.	6/5/2018	GBP	225,801,200	USD	311,472,275	11,223,912	—
RBC Capital Markets	6/5/2018	GBP	160,563,700	USD	221,459,089	7,957,176	—
The Bank of New York Mellon	6/5/2018	GBP	121,299,300	USD	167,319,648	6,027,696	—
The Bank of Nova Scotia	6/5/2018	GBP	183,864,900	USD	253,597,502	9,111,931	—
JP Morgan & Chase Co.	6/5/2018	HKD	452,243,900	USD	57,667,901	—	(1,123)
RBC Capital Markets	6/5/2018	HKD	265,985,200	USD	33,917,382	—	(393)
RBC Capital Markets	6/5/2018	HKD	58,000,000	USD	7,395,713	—	(304)
The Bank of New York Mellon	6/5/2018	HKD	81,857,900	USD	10,438,329	12	—
The Bank of Nova Scotia	6/5/2018	HKD	719,514,000	USD	91,748,414	—	(2,233)
Goldman Sachs & Co.	6/5/2018	ILS	9,960,600	USD	2,773,691	—	(21,537)
JP Morgan & Chase Co.	6/5/2018	ILS	2,811,500	USD	782,860	—	(6,127)
RBC Capital Markets	6/5/2018	ILS	2,176,200	USD	605,993	—	(4,711)
The Bank of Nova Scotia	6/5/2018	ILS	38,362,500	USD	10,680,281	—	(85,327)
Goldman Sachs & Co.	6/5/2018	JPY	8,400,000,000	USD	76,923,429	—	(321,224)
Goldman Sachs & Co.	6/5/2018	JPY	26,322,899,100	USD	241,056,605	—	(1,003,300)
JP Morgan & Chase Co.	6/5/2018	JPY	37,152,665,400	USD	340,242,294	—	(1,405,890)
RBC Capital Markets	6/5/2018	JPY	40,880,813,600	USD	374,241,335	—	(1,690,124)
The Bank of New York Mellon	6/5/2018	JPY	25,920,516,100	USD	237,378,233	—	(981,442)
The Bank of Nova Scotia	6/5/2018	JPY	20,181,655,000	USD	184,747,709	—	(838,592)
Goldman Sachs & Co.	6/5/2018	NOK	38,501,900	USD	4,811,138	104,885	—
JP Morgan & Chase Co.	6/5/2018	NOK	50,431,000	USD	6,302,058	137,659	—

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2018

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
RBC Capital Markets	6/5/2018	NOK	102,665,200	USD	12,828,926	$279,715	$—
The Bank of New York Mellon	6/5/2018	NOK	84,162,700	USD	10,516,262	228,692	—
The Bank of Nova Scotia	6/5/2018	NOK	43,823,700	USD	5,475,977	119,217	—
JP Morgan & Chase Co.	6/5/2018	NZD	1,814,100	USD	1,277,999	8,489	—
RBC Capital Markets	6/5/2018	NZD	532,500	USD	375,136	2,492	—
The Bank of Nova Scotia	6/5/2018	NZD	12,191,300	USD	8,588,771	57,281	—
JP Morgan & Chase Co.	6/5/2018	SEK	295,773,600	USD	33,909,044	357,304	—
RBC Capital Markets	6/5/2018	SEK	98,500,000	USD	11,292,350	118,783	—
RBC Capital Markets	6/5/2018	SEK	354,486,200	USD	40,637,524	425,589	—
The Bank of New York Mellon	6/5/2018	SEK	188,928,100	USD	21,659,360	227,878	—
The Bank of Nova Scotia	6/5/2018	SEK	409,691,700	USD	46,966,296	492,002	—
Goldman Sachs & Co.	6/5/2018	SGD	9,900,000	USD	7,480,878	85,782	—
JP Morgan & Chase Co.	6/5/2018	SGD	49,396,600	USD	37,329,801	431,557	—
RBC Capital Markets	6/5/2018	SGD	31,316,400	USD	23,666,813	274,106	—
The Bank of Nova Scotia	6/5/2018	SGD	18,225,700	USD	13,771,355	157,132	—
JP Morgan & Chase Co.	6/5/2018	USD	148,236,446	AUD	195,909,700	—	(74,799)
JP Morgan & Chase Co.	6/5/2018	USD	1,995,350	AUD	2,670,200	24,056	—
RBC Capital Markets	6/5/2018	USD	17,403,111	AUD	23,000,000	—	(8,781)
The Bank of Nova Scotia	6/5/2018	USD	223,895,642	AUD	295,903,842	—	(110,906)
The Bank of Nova Scotia	6/5/2018	USD	23,333,129	AUD	30,908,000	41,825	—
JP Morgan & Chase Co.	6/5/2018	USD	84,342,734	CHF	82,911,100	—	(180,755)
JP Morgan & Chase Co.	6/5/2018	USD	2,340,744	CHF	2,341,800	36,386	—
RBC Capital Markets	6/5/2018	USD	119,449,496	CHF	117,430,800	—	(247,020)
The Bank of New York Mellon	6/5/2018	USD	77,829,139	CHF	76,507,600	—	(167,270)
The Bank of Nova Scotia	6/5/2018	USD	177,642,152	CHF	174,640,000	—	(367,361)
Goldman Sachs & Co.	6/5/2018	USD	394,916,500	EUR	338,316,200	751,381	—
JP Morgan & Chase Co.	6/5/2018	USD	9,933,302	EUR	8,376,200	—	(137,161)
JP Morgan & Chase Co.	6/5/2018	USD	545,267,554	EUR	467,088,600	1,002,345	—
RBC Capital Markets	6/5/2018	USD	645,294,880	EUR	552,809,800	1,227,759	—
The Bank of New York Mellon	6/5/2018	USD	47,950,134	EUR	41,075,000	87,939	—
The Bank of Nova Scotia	6/5/2018	USD	251,719,023	EUR	215,642,100	478,929	—
Goldman Sachs & Co.	6/5/2018	USD	95,175,031	GBP	71,522,100	—	(71,933)
JP Morgan & Chase Co.	6/5/2018	USD	5,323,328	GBP	3,937,300	—	(87,891)
JP Morgan & Chase Co.	6/5/2018	USD	295,234,957	GBP	221,863,900	—	(222,031)
RBC Capital Markets	6/5/2018	USD	213,654,087	GBP	160,563,700	—	(152,175)
The Bank of New York Mellon	6/5/2018	USD	161,415,405	GBP	121,299,300	—	(123,453)
The Bank of Nova Scotia	6/5/2018	USD	244,659,829	GBP	183,864,900	—	(174,258)
JP Morgan & Chase Co.	6/5/2018	USD	56,617,596	HKD	444,103,500	13,384	—
JP Morgan & Chase Co.	6/5/2018	USD	1,037,764	HKD	8,140,400	280	—
RBC Capital Markets	6/5/2018	USD	41,302,780	HKD	323,985,200	11,012	—
The Bank of New York Mellon	6/5/2018	USD	10,435,641	HKD	81,857,900	2,676	—
The Bank of Nova Scotia	6/5/2018	USD	91,726,191	HKD	719,514,000	24,456	—
Goldman Sachs & Co.	6/5/2018	USD	2,792,705	ILS	9,960,600	2,523	—
JP Morgan & Chase Co.	6/5/2018	USD	76,471	ILS	275,100	730	—
JP Morgan & Chase Co.	6/5/2018	USD	711,147	ILS	2,536,400	639	—
RBC Capital Markets	6/5/2018	USD	610,160	ILS	2,176,200	544	—
The Bank of Nova Scotia	6/5/2018	USD	10,755,138	ILS	38,362,500	10,470	—
Goldman Sachs & Co.	6/5/2018	USD	319,599,605	JPY	34,722,899,100	—	(295,047)
JP Morgan & Chase Co.	6/5/2018	USD	7,434,994	JPY	819,703,600	102,830	—
JP Morgan & Chase Co.	6/5/2018	USD	334,437,865	JPY	36,332,961,800	—	(327,506)
RBC Capital Markets	6/5/2018	USD	376,278,831	JPY	40,880,813,600	—	(347,372)
The Bank of New York Mellon	6/5/2018	USD	238,597,495	JPY	25,920,516,100	—	(237,821)
The Bank of Nova Scotia	6/5/2018	USD	185,757,789	JPY	20,181,655,000	—	(171,488)
Goldman Sachs & Co.	6/5/2018	USD	4,705,575	NOK	38,501,900	679	—
JP Morgan & Chase Co.	6/5/2018	USD	203,398	NOK	1,649,000	—	(1,833)
JP Morgan & Chase Co.	6/5/2018	USD	5,961,917	NOK	48,782,000	917	—
RBC Capital Markets	6/5/2018	USD	12,547,794	NOK	102,665,200	1,417	—
The Bank of New York Mellon	6/5/2018	USD	10,286,022	NOK	84,162,700	1,549	—

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2018

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
The Bank of Nova Scotia	6/5/2018	USD	5,355,751	NOK	43,823,700	$1,009	$—
JP Morgan & Chase Co.	6/5/2018	USD	51,449	NZD	75,000	1,036	—
JP Morgan & Chase Co.	6/5/2018	USD	1,220,240	NZD	1,739,100	—	(3,215)
RBC Capital Markets	6/5/2018	USD	373,629	NZD	532,500	—	(984)
The Bank of Nova Scotia	6/5/2018	USD	8,554,026	NZD	12,191,300	—	(22,536)
JP Morgan & Chase Co.	6/5/2018	USD	32,705,012	SEK	288,821,200	58,067	—
JP Morgan & Chase Co.	6/5/2018	USD	802,570	SEK	6,952,400	—	(13,909)
RBC Capital Markets	6/5/2018	USD	51,290,941	SEK	452,986,200	94,562	—
The Bank of New York Mellon	6/5/2018	USD	21,393,617	SEK	188,928,100	37,865	—
The Bank of Nova Scotia	6/5/2018	USD	46,388,770	SEK	409,691,700	85,525	—
Goldman Sachs & Co.	6/5/2018	USD	7,402,229	SGD	9,900,000	—	(7,132)
JP Morgan & Chase Co.	6/5/2018	USD	417,714	SGD	561,600	1,789	—
JP Morgan & Chase Co.	6/5/2018	USD	36,513,869	SGD	48,835,000	—	(35,129)
RBC Capital Markets	6/5/2018	USD	23,415,006	SGD	31,316,400	—	(22,299)
The Bank of Nova Scotia	6/5/2018	USD	13,627,201	SGD	18,225,700	—	(12,978)
JP Morgan & Chase Co.	6/6/2018	DKK	218,248,000	USD	35,478,694	1,181,747	—
RBC Capital Markets	6/6/2018	DKK	162,848,700	USD	26,469,026	877,895	—
The Bank of New York Mellon	6/6/2018	DKK	58,081,300	USD	9,441,734	314,451	—
The Bank of Nova Scotia	6/6/2018	DKK	197,312,000	USD	32,072,561	1,065,636	—
JP Morgan & Chase Co.	6/6/2018	USD	522,915	DKK	3,284,300	—	(6,798)
JP Morgan & Chase Co.	6/6/2018	USD	33,716,226	DKK	214,963,700	64,605	—
RBC Capital Markets	6/6/2018	USD	25,538,685	DKK	162,848,700	52,447	—
The Bank of New York Mellon	6/6/2018	USD	9,109,935	DKK	58,081,300	17,349	—
The Bank of Nova Scotia	6/6/2018	USD	30,943,378	DKK	197,312,000	63,547	—
JP Morgan & Chase Co.	7/5/2018	AUD	195,909,700	USD	148,257,800	67,200	—
JP Morgan & Chase Co.	7/5/2018	AUD	32,360,000	USD	24,488,365	10,518	—
RBC Capital Markets	7/5/2018	AUD	23,000,000	USD	17,405,917	8,188	—
The Bank of Nova Scotia	7/5/2018	AUD	295,903,842	USD	223,931,151	102,683	—
JP Morgan & Chase Co.	7/5/2018	CHF	20,951,000	USD	21,370,220	43,492	—
JP Morgan & Chase Co.	7/5/2018	CHF	82,911,100	USD	84,571,492	173,495	—
RBC Capital Markets	7/5/2018	CHF	117,430,800	USD	119,770,517	233,756	—
The Bank of New York Mellon	7/5/2018	CHF	76,507,600	USD	78,039,914	160,255	—
The Bank of Nova Scotia	7/5/2018	CHF	174,640,000	USD	178,120,474	348,544	—
JP Morgan & Chase Co.	7/5/2018	DKK	214,963,700	USD	33,794,866	—	(67,206)
RBC Capital Markets	7/5/2018	DKK	162,848,700	USD	25,597,293	—	(55,384)
The Bank of New York Mellon	7/5/2018	DKK	58,081,300	USD	9,130,887	—	(18,347)
The Bank of Nova Scotia	7/5/2018	DKK	197,312,000	USD	31,012,928	—	(68,567)
Goldman Sachs & Co.	7/5/2018	EUR	338,316,200	USD	395,838,412	—	(795,080)
JP Morgan & Chase Co.	7/5/2018	EUR	467,088,600	USD	546,546,443	—	(1,056,605)
JP Morgan & Chase Co.	7/5/2018	EUR	53,792,000	USD	62,941,320	—	(123,082)
RBC Capital Markets	7/5/2018	EUR	552,809,800	USD	646,798,522	—	(1,301,927)
The Bank of New York Mellon	7/5/2018	EUR	41,075,000	USD	48,062,474	—	(92,834)
The Bank of Nova Scotia	7/5/2018	EUR	215,642,100	USD	252,309,883	—	(503,548)
Goldman Sachs & Co.	7/5/2018	GBP	71,522,100	USD	95,321,079	66,840	—
JP Morgan & Chase Co.	7/5/2018	GBP	221,863,900	USD	295,690,888	209,114	—
JP Morgan & Chase Co.	7/5/2018	GBP	57,820,000	USD	77,058,506	52,936	—
RBC Capital Markets	7/5/2018	GBP	160,563,700	USD	213,980,835	139,615	—
The Bank of New York Mellon	7/5/2018	GBP	121,299,300	USD	161,662,249	113,965	—
The Bank of Nova Scotia	7/5/2018	GBP	183,864,900	USD	245,036,752	162,634	—
JP Morgan & Chase Co.	7/5/2018	HKD	96,725,000	USD	12,341,037	—	(3,067)
JP Morgan & Chase Co.	7/5/2018	HKD	444,103,500	USD	56,664,046	—	(12,715)
RBC Capital Markets	7/5/2018	HKD	323,985,200	USD	41,338,088	—	(9,102)
The Bank of New York Mellon	7/5/2018	HKD	81,857,900	USD	10,444,576	—	(2,180)
The Bank of Nova Scotia	7/5/2018	HKD	719,514,000	USD	91,796,406	—	(28,412)
Goldman Sachs & Co.	7/5/2018	ILS	9,960,600	USD	2,798,322	—	(3,129)
JP Morgan & Chase Co.	7/5/2018	ILS	2,536,400	USD	712,637	—	(734)
RBC Capital Markets	7/5/2018	ILS	2,176,200	USD	611,423	—	(640)
The Bank of Nova Scotia	7/5/2018	ILS	38,362,500	USD	10,776,286	—	(13,293)

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2018

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	7/5/2018	JPY	34,722,899,100	USD	320,264,335	$264,903	$—
JP Morgan & Chase Co.	7/5/2018	JPY	1,398,857,000	USD	12,902,942	11,350	—
JP Morgan & Chase Co.	7/5/2018	JPY	36,332,961,800	USD	335,140,606	303,152	—
RBC Capital Markets	7/5/2018	JPY	40,880,813,600	USD	377,059,709	310,143	—
The Bank of New York Mellon	7/5/2018	JPY	25,920,516,100	USD	239,090,479	212,083	—
The Bank of Nova Scotia	7/5/2018	JPY	20,181,655,000	USD	186,145,002	154,825	—
Goldman Sachs & Co.	7/5/2018	NOK	38,501,900	USD	4,711,240	—	(855)
JP Morgan & Chase Co.	7/5/2018	NOK	48,782,000	USD	5,969,127	—	(1,108)
RBC Capital Markets	7/5/2018	NOK	102,665,200	USD	12,562,688	—	(2,099)
The Bank of New York Mellon	7/5/2018	NOK	84,162,700	USD	10,298,193	—	(2,147)
The Bank of Nova Scotia	7/5/2018	NOK	43,823,700	USD	5,361,989	—	(1,420)
JP Morgan & Chase Co.	7/5/2018	NZD	1,739,100	USD	1,220,231	3,186	—
RBC Capital Markets	7/5/2018	NZD	532,500	USD	373,621	971	—
The Bank of Nova Scotia	7/5/2018	NZD	12,191,300	USD	8,553,660	22,031	—
JP Morgan & Chase Co.	7/5/2018	SEK	288,821,200	USD	32,783,921	—	(60,310)
RBC Capital Markets	7/5/2018	SEK	452,986,200	USD	51,414,008	—	(98,774)
The Bank of New York Mellon	7/5/2018	SEK	188,928,100	USD	21,444,904	—	(39,662)
The Bank of Nova Scotia	7/5/2018	SEK	409,691,700	USD	46,497,225	—	(92,183)
Goldman Sachs & Co.	7/5/2018	SGD	9,900,000	USD	7,406,022	6,577	—
JP Morgan & Chase Co.	7/5/2018	SGD	48,835,000	USD	36,531,077	30,887	—
RBC Capital Markets	7/5/2018	SGD	31,316,400	USD	23,427,793	21,332	—
The Bank of Nova Scotia	7/5/2018	SGD	18,225,700	USD	13,633,113	10,885	—

Total unrealized appreciation (depreciation)						$119,641,837	$(16,232,875)

Currency Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2018

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$5,904,694,144	$—	$—	$5,904,694,144
Preferred Stocks	34,152,022	—	—	34,152,022
Short-Term Investments	206,357,389	—	—	206,357,389
Derivatives (g)
Forward Foreign Currency Contracts	—	119,641,837	—	119,641,837
Futures Contracts	2,548,522	—	—	2,548,522

TOTAL	$6,147,752,077	$119,641,837	$—	$6,267,393,914

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Forward Foreign Currency Contracts	$—	$(16,232,875)	$—	$(16,232,875)
Futures Contracts	(2,646,510)	—	—	(2,646,510)

TOTAL	$(2,646,510)	$(16,232,875)	$—	$(18,879,385)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

There have been no transfers between fair value measurement levels during the year ended May 31, 2018.

See Notes to Financial Statements.	21

DBX ETF Trust

Statement of Assets and Liabilities

May 31, 2018

Xtrackers MSCI EAFE Hedged Equity ETF
Assets
Investments in non-affiliated securities at value	$5,930,276,021
Investment in affiliated securities at value	8,570,145
Investment in DWS Government & Agency Securities Portfolio*	206,357,389
Cash	215,894,851
Foreign currency at value	43,136,822
Cash held as collateral for forward foreign currency contracts	116,870,000
Unrealized appreciation on forward foreign currency contracts	119,641,837
Deposit with broker for futures contracts	11,234,661
Receivables:
Investment securities sold	28,957,792
Variation margin on futures contracts	3,399,524
Dividends	27,085,761
Securities lending income	579,330
Foreign tax reclaim	21,241,907

Total Assets	$6,733,246,040

Liabilities
Payable upon return of securities loaned	$206,357,389
Payable upon return of deposit for forward foreign currency contracts	116,870,000
Unrealized depreciation on forward foreign currency contracts	16,232,875
Payables:
Investment securities purchased	251,504,761
Investment advisory fees	1,861,909

Total Liabilities	592,826,934

Net Assets, at value	$6,140,419,106

Net Assets Consist of
Paid-in capital	$6,264,307,180
Undistributed net investment income	105,948,751
Accumulated net realized gain (loss)	(534,991,890)
Net unrealized appreciation (depreciation)	305,155,065

Net Assets, at value	$6,140,419,106

Number of Common Shares outstanding	192,750,800

Net Asset Value	$31.86

Investments in non-affiliated securities at cost	$5,712,406,926

Investments in affiliated securities at cost	$24,314,468

Value of securities loaned	$194,277,157

Investment in DWS Government & Agency Securities Portfolio at cost*	$206,357,389

Non-cash collateral for securities on loan	$8,041,950

Foreign currency at cost	$43,335,335

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	22

DBX ETF Trust

Statement of Operations

For the Year Ended May 31, 2018

Xtrackers MSCI EAFE Hedged Equity ETF
Investment Income
Unaffiliated dividend income*	$201,445,028
Affiliated dividend income**	87,287
Affiliated securities lending income	1,520,361
Unaffiliated securities lending income, net of borrower rebates	1,301,684

Total Investment Income	204,354,360

Expenses
Investment advisory fees	24,485,269
Other expenses	264,962

Total Expenses	24,750,231

Net Investment income (loss)	179,604,129

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(28,392,780)
Investments in affiliates	(1,486,068)
In-kind redemptions	280,636,608
In-kind redemptions in affiliates	2,044,051
Futures contracts	7,470,970
Foreign currency transactions	1,797,098
Forward foreign currency contracts	(324,308,633)

Net realized gain (loss)	(62,238,754)
Net change in unrealized appreciation (depreciation) on:
Investments	137,643,283
Investments in affiliates	(5,815,392)
Futures contracts	(4,769,033)
Foreign currency translations	(1,414,386)
Forward foreign currency contracts	212,425,033

Net change in unrealized appreciation (depreciation)	338,069,505

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	275,830,751

Net Increase (Decrease) in Net Assets Resulting from Operations	$455,434,880

* Unaffiliated foreign tax withheld	$17,258,810
** Affiliated foreign tax withheld	$15,404

See Notes to Financial Statements.	23

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers MSCI EAFE Hedged Equity ETF
	Year Ended May 31,
	2018	2017
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$179,604,129	$240,150,650
Net realized gain (loss)	(62,238,754)	229,906,618
Net change in net unrealized appreciation (depreciation)	338,069,505	940,811,641

Net increase (decrease) in net assets resulting from operations	455,434,880	1,410,868,909

Distributions to Shareholders from
Net investment income	(244,654,328)	(310,197,210)

Total distributions	(244,654,328)	(310,197,210)

Fund Shares Transactions
Proceeds from shares sold	242,635,204	242,334,299
Value of shares redeemed	(2,950,986,126)	(4,689,064,361)

Net increase (decrease) in net assets resulting from fund share transactions	(2,708,350,922)	(4,446,730,062)

Total net increase (decrease) in Net Assets	(2,497,570,370)	(3,346,058,363)

Net Assets
Beginning of year	8,637,989,476	11,984,047,839

End of year	$6,140,419,106	$8,637,989,476

Undistributed net investment income	$105,948,751	$163,276,470

Changes in Shares Outstanding
Shares outstanding, beginning of year	281,550,800	452,550,800
Shares sold	7,600,000	8,400,000
Shares redeemed	(96,400,000)	(179,400,000)

Shares outstanding, end of year	192,750,800	281,550,800

See Notes to Financial Statements.	24

DBX ETF Trust

Financial Highlights

Xtrackers MSCI EAFE Hedged Equity ETF Selected Per Share Data	Year Ended 5/31/2018	Year Ended 5/31/2017	Year Ended 5/31/2016	Year Ended 5/31/2015		Year Ended 5/31/2014
Net Asset Value, beginning of year	$30.68	$26.48	$30.75	$27.81		$25.09

Income (loss) from investment operations:
Net investment income (loss)(a)	0.80	0.74	0.76	1.41		1.18
Net realized and unrealized gain (loss)	1.33	4.18	(4.03)	2.90		1.95

Total from investment operations	2.13	4.92	(3.27)	4.31		3.13

Less distributions from:
Net investment income	(0.95)	(0.72)	(0.88)	(1.37)		(0.41)
Net realized gains	—	—	(0.12)	(0.00	)(b)	—

Total distributions	(0.95)	(0.72)	(1.00)	(1.37)		(0.41)

Net Asset Value, end of year	$31.86	$30.68	$26.48	$30.75		$27.81

Total Return (%)	7.05	19.17	(10.90)	16.22		12.74 (c)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	6,140	8,638	11,984	12,268		563
Ratio of expenses before fee waiver (%)	0.35	0.35	0.35	0.35		0.36
Ratio of expenses after fee waiver (%)	0.35	0.35	0.35	0.35		0.35
Ratio of net investment income (loss) (%)	2.57	2.72	2.82	4.81		4.48
Portfolio turnover rate (%)(d)	10	14	15	12		10

(a)	Based on average shares outstanding during the period.
(b)	Amount represents less than $0.005.
(c)	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	25

DBX ETF Trust

Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of May 31, 2018, the Trust consists of thirty-seven investment series of exchange-traded funds (“ETFs”) in operation and trading. These financial statements report on Xtrackers MSCI EAFE Hedged Equity ETF (formerly, Deutsche X-trackers MSCI EAFE Hedged Equity ETF) (the “Fund”), a diversified series of the Trust.

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group Gmbh & Co. KGaA (“DWS Group”), serves as investment advisor to the Fund and has overall responsibility for the general management and administration of the Fund, subject to the supervision of the Fund’s Board of Trustees (“Board”).

The Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots consisting of 200,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Fund’s distributor. Shares are not individually redeemable securities of the Fund, and owners of shares may acquire those shares from the Fund or tender such shares for redemption to the Fund, in Creation Units only.

The investment objective of the Fund is to track the performance, before fees and expenses, of the MSCI EAFE US Dollar Hedged Index (the “Underlying Index”).

MSCI is the creator of the MSCI EAFE US Dollar Hedged index. The MSCI EAFE US Dollar Hedged Index is designed to provide exposure to equity securities in developed international stock markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected non-U.S. currencies.

The Underlying Index is rebalanced monthly on the last trading day of the month, when the index will take into account the effect of rolling into new 1-month forward contracts based on the newly determined weights of currency to be sold for the next month’s index calculation. The currency weights are determined as of the close of two business days before the first calendar day of following month and remain constant intra month. This means that no changes in the weights are made during the month to account for changes in the indexes due to price movement of securities, corporate events, additions, deletions or any other changes. The daily calculation of the Underlying Index marks to market the one-month forward contracts on a daily basis by using an equal and offsetting forward position.

The Fund is entitled to use its Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Fund in connection with the licensing agreement.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Fund.

Security Valuation    The Net Asset Value (“NAV”), of the Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

26

DBX ETF Trust

Notes to Financial Statements (Continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Investments in open-ended investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Interest income is recorded on the accrual basis.

Tax Information and Dividends and Distributions to Shareholders    It is the Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). The Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of the Fund to pay out dividends from its net investment income, if any, to investors semi-annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Fund may occasionally be required to make supplemental distributions at some other time during the year. The Fund reserves the right to declare special distributions if, in

27

DBX ETF Trust

Notes to Financial Statements (Continued)

their reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statement of Operations. For the year ended May 31, 2018, the Fund did not incur any interest or penalties.

As of May 31, 2018, the components of accumulated earnings (losses) on a tax basis were as follows:

Undistributed Ordinary Income	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
$105,948,751	$(390,408,403)	$160,571,578	$(123,888,074)

The tax character of dividends and distributions declared for the years ended May 31, 2017 and May 31, 2018 were as follows:

Ordinary Income*
2018	$244,654,328
2017	$310,197,210

*	for tax purposes short-term capital gain distributions are considered ordinary income distributions

At May 31, 2018, for Federal income tax purposes, the Fund had capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

Short-Term	Long-Term	Total Amount
$148,602,700	$159,306,729	$307,909,429

Capital losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. During the year ended May 31, 2018, the Fund incurred and will elect to defer net capital losses as follows:

Post-October Losses on Capital
$82,498,974

In order to present paid-in capital and accumulated net realized gains or losses on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to additional paid-in capital, undistributed net investment income or loss and accumulated net realized gains or losses on investments. These differences are primarily due to recognition of certain foreign currency gain (losses) as ordinary income (loss), passive foreign investment companies (“PFICs”), redemptions-in-kind and partnership investments. For the fiscal year ended May 31, 2018, the adjustments were as follows:

Undistributed Net Investment Income (Loss)	Undistributed Capital Gains (Accumulated Losses)	Paid-In Capital
$7,722,480	$(221,702,524)	$213,980,044

28

DBX ETF Trust

Notes to Financial Statements (Continued)

As of May 31, 2018, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
$5,988,098,264	$160,852,259	$751,845,014	$(590,992,755)

Foreign Taxes    The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in their Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of May 31, 2018, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Fund is maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at year end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Fund may lend securities to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or U.S. Treasury securities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended May 31, 2018, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.14% annualized effective rate as of May 31, 2018) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

29

DBX ETF Trust

Notes to Financial Statements (Continued)

As of May 31, 2018, the Fund had securities on loan, which were classified as common stock in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at year end.

Remaining Contractual Maturity of the Agreements, as of May 31, 2018

	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$206,357,389	$—	$—	$8,041,950	$214,399,339

Gross amount of recognized liabilities for securities lending transactions					$214,399,339

Derivatives

Forward Foreign Currency Contracts    The Fund may enter into forward foreign currency contracts (“forward currency contracts”) designed to offset the Fund’s exposure to non-U.S. currencies. In addition, the Fund may enter into forward currency contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to Shareholders.

A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. For the year ended May 31, 2018, the Fund invested in forward currency contracts to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies.

The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward foreign currency contracts. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

A summary of the open forward currency contracts as of May 31, 2018 is included in a table following the Fund’s Schedule of Investments. The investment in forward currency contracts short vs. U.S. dollars had a contract value generally indicative of a range of the total exposure the Fund had to the value of non U.S currencies during the year ended May 31, 2018.

Futures Contracts    The Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. The Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. The Fund will not use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the year ended May 31, 2018, the Fund utilized futures in order to simulate investment in the Fund’s Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time the Fund enters into a futures contract, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

30

DBX ETF Trust

Notes to Financial Statements (Continued)

A summary of the open futures contracts as of May 31, 2018 is included in a table following the Fund’s Schedule of Investments.

The following table summarizes the value of the Fund’s derivative instruments held as of May 31, 2018 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives

Equity contracts	Unrealized appreciation on futures contracts*	$2,548,522	Unrealized depreciation on futures contracts*	$2,646,510
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	119,641,837	Unrealized depreciation on forward foreign currency contracts	16,232,875

	Total	$122,190,359	Total	$18,879,385

*	Includes cumulative appreciation or cumulative depreciation of futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Fund’s earnings during the year ended May 31, 2018 and the related location in the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:

Net Realized Gain (Loss) from:

Futures Contracts — Equity Contracts	Forward Foreign Currency Contracts — Foreign Exchange Contracts	Total
$7,470,970	$(324,308,633)	$(316,837,663)

Net Change in Unrealized Appreciation (Depreciation) on:

Futures Contracts — Equity Contracts	Forward Foreign Currency Contracts — Foreign Exchange Contracts	Total
$(4,769,033)	$212,425,033	$207,656,000

For the year ended May 31, 2018 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)	Forward Foreign Currency Contracts (Contract Value)
$203,811,897	$(6,800,077,950)

As of May 31, 2018, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. Interest expense from collateral received, if any, is included in Other expenses on the Statement of Operations. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets

31

DBX ETF Trust

Notes to Financial Statements (Continued)

and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received(a)	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivatives Liabilities
Goldman Sachs & Co.	$18,863,763	$(2,519,237)	$16,344,526	$—	$2,519,237	$(2,519,237)	$—	$—
JP Morgan & Chase Co.	35,269,188	(4,295,272)	30,973,916	—	4,295,272	(4,295,272)	—	—
RBC Capital Markets	34,931,599	(4,236,849)	30,694,750	—	4,236,849	(4,236,849)	—	—
The Bank of New York Mellon	9,137,189	(1,830,413)	7,306,776	—	1,830,413	(1,830,413)	—	—
The Bank of Nova Scotia	21,440,098	(3,351,104)	18,088,994	—	3,351,104	(3,351,104)	—	—

	$119,641,837	$(16,232,875)	$103,408,962	$—	$16,232,875	$(16,232,875)	$—	$—

(a)	The actual collateral received may be more than amount shown.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Fund, subject to the supervision of the Fund’s Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Fund, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Fund to operate.

For its investment advisory services to the Fund, the Advisor is entitled to receive a unitary management fee from the Fund based on the Fund’s daily average net assets, computed and accrued daily and payable monthly, at an annual rate equal to 0.35%.

Out of the unitary management fee, the Advisor pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. The Fund is responsible for the payment of interest expense, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for the Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund.

The Board of Trustees is currently comprised of four Trustees, including three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Fund’s Independent Trustees).

4. Investment Portfolio Transactions

For the year ended May 31, 2018, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

Purchases	Sales
$648,001,656	$664,889,261

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DBX ETF Trust

Notes to Financial Statements (Continued)

For the year ended May 31, 2018, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Purchases	Sales
$97,189,449	$2,866,067,039

5. Fund Share Transactions

As of May 31, 2018, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by the Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

33

DBX ETF Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of

Trustees of Xtrackers MSCI EAFE Hedged Equity ETF, formerly Deutsche X-trackers MSCI EAFE Hedged Equity ETF

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Xtrackers MSCI EAFE Hedged Equity ETF (the “Fund”), (one of the funds constituting DBX ETF Trust (the “Trust”)), including the schedule of investments, as of May 31, 2018, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting DBX ETF Trust) at May 31, 2018, and the results of its operations for the year then ended, changes in net assets for each of the two years in the period then ended and financial highlights for each of the five years in the period then ended, in conformity with U.S. general accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of the internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2018, by correspondence with the custodians and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

New York, New York

July 26, 2018

34

DBX ETF Trust

Trustees and Officers (Unaudited)

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Independent Trustees
Stephen R. Byers (1953) 345 Park Avenue New York, New York 10154	Trustee, Chairman of the Board and Member of the Audit and Nominating Committees; formerly, Lead Independent Trustee	Trustee since 2011 (Chairman of the Board since 2016; formerly, Lead Independent Trustee, 2015-2016)	Independent Director (2011-present); Independent Consultant (2014- present); formerly, Director of Investment Management, the Dreyfus Corporation (2000-2006) and Vice Chairman and Chief Investment Officer (2002-2006).	37	The Arbitrage Funds; Sierra Income Corporation; Mutual Fund Directors Forum.
George O. Elston (1964) 345 Park Avenue New York, New York 10154	Trustee, Chairman of the Audit Committee and Member of the Nominating Committee	Trustee since 2011 (Chairman of the Audit Committee since 2015)	Chief Executive Officer, 2X Oncology, Inc. (2017-present); Senior Vice President and Chief Financial Officer, Juniper Pharmaceuticals, Inc. (2014-2016); Senior Vice President and Chief Financial Officer, KBI BioPharma Inc. (2013-2014); Managing Partner, Chatham Street Partners (2010-2013).	37
J. David Officer (1948) 345 Park Avenue New York, New York 10154	Trustee, Chairman of the Nominating Committee and Member of the Audit Committee	Trustee since 2011 (Chairman of the Nominating Committee since 2015)	Independent Director (2010- present); formerly, Vice Chairman, the Dreyfus Corporation (2006-2009); President, The Dreyfus Family of Funds, Inc. (2006-2009).	37	Ilex Partners (Asia), LLC; Old Westbury Funds.

35

DBX ETF Trust

Trustees and Officers (Unaudited) (Continued)

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Interested Trustee
Michael Gilligan (1966) 345 Park Avenue New York, New York 10154	Trustee Treasurer, Chief Financial Officer and Controller	Trustee since 2016; Treasurer, Chief Financial Officer and Controller since 2010	Director in the Finance Division at Deutsche Bank AG (2008-present); Manager, Treasurer and Chief Financial Officer of the Adviser (2010- present); Chief Financial Officer of Global Passive Asset Management Platform (2012- present); Chief Financial Officer of RREEF America L.L.C. (2018-present).	37	The Adviser, DBX Strategic Advisors LLC and DB Commodity Services LLC

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Freddi Klassen (1975) 345 Park Avenue New York, New York 10154	President and Chief Executive Officer	Since 2016	Director in DWS and Chief Operating Officer in the Americas for the Passive Asset Management Department (2014-present) and Trading and Product Development teams (2016-present); Manager and Chief Operating Officer of the Adviser (2016-present); Global Chief Operating Officer for Equities Technology in the Investment Bank Division at Deutsche Bank AG (2013-2014); Chief Operating Officer for Exchange Traded Funds and Systematic Funds in Europe (2008-2013).
Fiona Bassett (1974) 345 Park Avenue New York, New York 10154	Chief Operating Officer	Since 2014	Managing Director in DWS and Head of Passive Americas Asset Management Platform (2014-present); Manager and Chief Executive Officer and Chief Investment Officer of the Adviser (2014-present); Managing Director, COO Global Key Projects and Integration at Deutsche Asset Management (2012-2014); Managing Director at Deutsche Bank AG (2004-2012).
Frank Gecsedi (1967) 60 Wall Street New York, New York 10005	Chief Compliance Officer	Since 2010	Director in the DWS Compliance Department (2016-present), Vice President in the Deutsche Asset Management Compliance Department at Deutsche Bank AG (2013-2016) and Chief Compliance Officer of the Adviser (2010-present); Vice President in Deutsche Bank’s Global Markets Legal, Risk and Capital Division (2010-2012).
Bryan Richards (1978) 345 Park Avenue New York New York 10154	Vice President	Since 2016	Director in DWS (2014-present); Portfolio Manager in the Passive Asset Management Department at Deutsche Bank AG (2011-present); Primary Portfolio Manager for the PowerShares DB Commodity ETFs (2011-2015).

36

DBX ETF Trust

Trustees and Officers (Unaudited) (Continued)

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Leslie Lowenbraun (1953) 60 Wall Street New York, New York 10005	Secretary	Since 2016	Vice President in U.S. Retail Passive Legal of DWS (2014-present) and Chief Legal Officer of the Adviser (2017-present); Counsel at Skadden, Arps, Slate, Meagher & Flom LLP (2005-2014).
Amy McDonald (1978) One International Place Boston, Massachusetts 02110	Assistant Secretary	Since 2018	Vice President in U.S. Retail Passive Legal of DWS (2018-present); Vice President, Fidelity Investments Asset Management Compliance (2016-2017); Legal Counsel and Senior Legal Counsel, Fidelity Investments (2010-2016).

Each Trustee serves until his or her successor is duly elected or appointed and qualified. Each officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

The Funds’ SAI includes additional information about the Funds’ Trustees and is available by calling 855-329-3837, or on the Company’s website at www.Xtrackers.com

37

DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contract

(Unaudited)

Xtrackers MSCI EAFE Hedged Equity ETF

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on February 13, 2018, the Trustees, including the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement with respect to Xtrackers MSCI EAFE Hedged Equity ETF, (the “Fund”). The Independent Trustees were advised throughout the review and meetings by K&L Gates LLP (“Independent Trustee Counsel”).

In reaching this decision, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Fund and their shareholders; (2) the financial resources of DBX Advisors LLC (“DBX” or the “Adviser”) and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Adviser from its relationship with the Fund; (5) the extent to which economies of scale have been realized, and if the Fund’s shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Adviser.

The Board reached a determination, with the assistance of Dechert LLP (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of the Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services provided by the Adviser under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Adviser continuously during the prior year, in addition to the information the Adviser had provided in response to the Board’s requests prior to this meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Fund, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Adviser, including portfolio management.

The Board considered that the Adviser provides, at its own expense, office facilities and equipment for use by the Fund and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Adviser pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Adviser or one of its Deutsche Bank affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Adviser arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Fund’s operations. The Board also considered that in addition to managing the Fund’s portfolios directly, the Adviser provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Fund. The Trustees took into consideration that tracking error for each Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Adviser under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Adviser, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Fund’s service providers. The Board considered the staffing of the Adviser, including the training, qualifications and experience of investment personnel in managing the Fund. The Board also considered the expertise of the Adviser in supervising third party service providers to the Fund, such as the administrator and the custodian, noting the Adviser’s extensive work with these service providers (including onsite due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Adviser, which supports the Fund’s compliance program.

38

DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contract (Unaudited) (Continued)

Adviser’s Financial Resources.    In connection with the assessment of the ability of the Adviser to perform its duties under the Investment Advisory Agreement, the Board considered the Adviser’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Adviser has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee.    The Board compared each Fund’s advisory fee to that of other pertinent exchange-traded funds (“ETFs”) and noted that the Fund’s fee is competitive with the fees of its peer group. The Board agreed that it was familiar with the Adviser’s methodology for selecting the Fund’s peer group and believed that the Fund’s peer groups were appropriate. The Board considered that the fee for the Fund is a unitary fee pursuant to which the Adviser pays all of the Fund’s costs. The Board also considered that each Fund’s portfolio is managed on a day-to-day basis by the Adviser and that the Adviser also provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Fund. Based on its review, the Board concluded that the advisory fee for the Fund is reasonable in light of the services provided.

Costs of Services and Profitability.    The Board considered the expenses of the Adviser in developing and rendering services provided to the Fund and the information provided by the Adviser to the Board regarding the Fund’s profitability. The Board considered that the Adviser had provided extensive information about the Adviser’s profitability and the Adviser’s methodology in determining profitability. While the Adviser had provided information about the Adviser’s expenses relating to marketing the Fund, the Board considered the Adviser’s profitability without accounting for such expenses. The Board determined that, although the Fund was profitable as of this time, the Adviser’s profitability with respect to the Fund was not excessive. The Board considered whether the Adviser would benefit in other ways from its relationships with the Fund and concluded that there were no material fall-out benefits likely to accrue to the Adviser related to the operation of the Fund.

Economies of Scale.    The Board considered that the Fund had attracted a substantial amount of assets, but determined that the Fund was not experiencing economies of scale beyond what was reflected in the Fund’s unitary fee, which the Board noted was very competitive. The Board determined to revisit this matter after the Fund had attracted more assets.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

39

DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about the Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount & Premium Information

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the Net Asset Value of the Fund can be found at www.Xtrackers.com.

Tax Information

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The Fund designates the following amounts or, if subsequently determined to be different, the maximum allowable for its fiscal year ended May 31, 2018.

Qualified Dividend Income*
76%

* The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

The Fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

Gross Foreign Income	Foreign Taxes Paid
$218,786,649	$8,376,007

40

DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax adviser, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.Xtrackers.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

41

DBX ETF Trust

This report is intended for the shareholders of DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The Fund’s use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in the Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the fund. Please read the prospectus for more information.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the New York Stock Exchange. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

The Funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such Funds or securities or any index on which such Funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with DBX and any related funds.

Copyright © 2018 DWS Group. All rights reserved. XtrackersTM is a trademark of Deutsche Asset Management International GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 345 Park Avenue New York, NY 10154	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 101 Barclay Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1100 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-38753-4 (7/18) DBX003441 (7/19)

May 31, 2018

Annual Report

DBX ETF Trust

Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF (EMIH)

Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF (HYIH)

Xtrackers Investment Grade Bond — Interest Rate Hedged ETF (IGIH)

Xtrackers Municipal Infrastructure Revenue Bond ETF (RVNU)

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (HDAW)

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (HDEF)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this annual report for our flagship ETFs tracking fixed Income markets for the period ending May 31, 2018.

You may have noticed a new logo appearing on the cover of this report. As of March 23, 2018, Deutsche Asset Management has adopted its existing European brand, DWS, globally. As we have consolidated several businesses over the last few years, each of which has grown up relatively independently, the time has now come to be united under a single brand that reflects our global identity and the full breadth of capabilities we offer to our clients.

The DWS brand — Deutsche Gesellschaft für Wertpapiersparen — draws on our roots in the German market, going back over 60 years. It was established in Hamburg in 1956 with a singular objective: to assist private investors in building wealth and managing risk. We have been fulfilling that promise for generations. Today, the DWS name is synonymous with the values that we have continuously lived up to, and those that will remain central to our future success: Excellence, Entrepreneurship, Sustainability and Integrity. It is therefore a name that we are proud to adopt and build upon as our brand here in the Americas.

Neither our product names nor the names of DBX ETF Trust and DBX Advisors LLC will change as part of this re-branding.

In connection with this change, our Americas website has recently been redesigned with a new address: DWS.com. However, for your convenience, the Xtrackers.com address will remain live and will continue to automatically direct you to the new ETF site. Please visit us online to find the most current insights from our CIO, economists and investment specialists.

Robust, broad-based global expansion continued, albeit at a more sustained pace, as economies navigated trade tensions and geopolitical turmoil. Equity markets worldwide resonated this sentiment and grew in parallel, amid brief bouts of volatility. Economic momentum in the U.S. remained strong, underpinned by sound fundamentals, fiscal stimulus, firm global activity, and the lagged effects of easier financial conditions. Meanwhile, Eurozone’s steady economic growth has softened from elevated levels, as political fears resurfaced and consumer sentiment measures dropped. As economies progressed, central banks around the world have modestly tightened monetary policies. Japan’s economy continued its moderate expansion at a slower pace on highly accommodative financial conditions and its government’s past stimulus measures.

Fixed income markets experienced mixed performance, as the U.S. Federal Reserve Board (FRB) raised rates three times over the reporting period, encouraged by strong U.S. employment data and steady growth in economic activity. The U.S. trade war rhetoric had limited impact on the economic forecasts. The U.S. Treasury yield curve continued its flattening trend, with the US 10-year benchmark Treasury yield surging to 2.83% at the end of the reporting period. The rise in yields was attributed to strong inflation data, which, in turn, reflected the notable rise in crude prices. High yield corporate bonds proved resilient in the phase of rising yields, as spreads hovered around multi-year lows, backed by strong corporate earnings and low default rates.

Eurozone growth remained steadfast, challenged by weak external demand and an uncertain Italian political landscape. Germany’s benchmark 10-year government bond yield rose, as the European Central Bank (ECB) reduced the quantum of monthly bond purchases in January 2018 but reaffirmed supportive monetary policies to revive inflation across Eurozone. However, inflation remained below the 2% target despite favorable labor markets. Meanwhile, yield spreads1 on Italian government bonds against German Bunds widened significantly, seeking premium for political uncertainty. The Bank of England hiked interest rates by .25% for the first time since 2007 in November 2017 to curb rising inflation. Elsewhere, the Bank of Japan conducted stealth tapering by reducing the size of its purchases of 5 to 10-year bonds worth JPY 20 billion. However, the bank left the monetary policy unchanged.

1

Central banks globally are becoming increasingly confident about withdrawing stimulus from the market over the long term, as inflationary pressures increase and output gaps narrow down. The FRB is leading the stance by continuing its balance sheet reduction, accompanied by further interest rate hikes. Meanwhile, the ECB is assessing the underlying strength in the Eurozone and the inflation target to consider scaling back its asset-purchase program. We are likely to see episodic volatility, as headwinds, in the form of changing policies, trade tensions, populist politics, and oil prices, are building on the horizon. Given this economic backdrop of rising rate environment, hedging the interest rate exposure would play a significant role in managing investments in fixed income markets.

Our team appreciates your trust and looks forward to continue serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1 The yield spread is the difference between the quoted rates of return on two different investments, usually of different credit quality.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

2

DBX ETF Trust

Management’s Discussion on Fund Performance (Unaudited)

Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF

The Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF (EMIH) seeks to track the performance, before fees and expenses, of the Solactive Emerging Markets Bond — Interest Rate Hedged Index (the EMIH Index). The EMIH Index provides exposure to USD-denominated government debt issued by emerging market countries, while mitigating any rising Treasury interest rate risk. For the 12-month period ended May 31, 2018, EMIH shares returned 2.03%, compared to the EMIH Index return of 1.14%.

From a geographical perspective, Ukraine, Uruguay, and El Salvador were the major positive contributors, while Turkey, Peru, and Indonesia contributed negatively to performance. The Fund entered into futures contracts during the period to seek to mitigate the potential negative impact of rising Treasury interest rates on the performance of the Fund’s long bond investments. The interest rate hedging strategy contributed positively to performance.

Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF

The Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF (HYIH) seeks to track the performance, before fees and expenses, of the Solactive High Yield Corporate Bond — Interest Rate Hedged Index (the HYIH Index). The HYIH Index provides exposure to a basket of liquid USD-denominated high-yield corporate bonds while mitigating any rising Treasury interest rate risk. For the 12-month period ended May 31, 2018, HYIH shares returned 3.24%, compared to the HYIH Index return of 3.25%.

Financials was the primary positive contributor to performance, while Industrials and Utilities contributed negatively to performance. The Fund entered into futures contracts during the period to seek to mitigate the potential negative impact of rising Treasury interest rates on the performance of the Fund’s long bond investments. The interest rate hedging strategy contributed positively to performance.

Xtrackers Investment Grade Bond — Interest Rate Hedged ETF

The Xtrackers Investment Grade Bond — Interest Rate Hedged ETF (IGIH) seeks to track the performance, before fees and expenses, of the Solactive Investment Grade Bond — Interest Rate Hedged Index (the IGIH Index). The IGIH Index provides exposure to a basket of liquid USD-denominated Investment Grade corporate bonds while mitigating any rising Treasury interest rate risk. For the 12-month period ended May 31, 2018, IGIH shares returned 2.05%, compared to the IGIH Index return of 1.17%.

Financials was the primary positive contributor to performance, while Utilities and Industrials contributed negatively to performance. The Fund entered into futures contracts during the period to seek to mitigate the potential negative impact of rising Treasury interest rates on the performance of the Fund’s long bond investments. The interest rate hedging strategy contributed positively to performance.

Xtrackers Municipal Infrastructure Revenue Bond ETF

The Xtrackers Municipal Infrastructure Revenue Bond ETF (RVNU) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive Municipal Infrastructure Revenue Bond Index (the RVNU Index). The RVNU Index is designed to track returns of the segment of the U.S. long-term tax-exempt bond market that consists of infrastructure revenue bonds. For the 12-month period ended May 31, 2018, RVNU shares returned 1.87%, compared to the RVNU Index return of 2.52%.

The majority of the issuers contributed positively to performance during the period, with the greatest contribution coming from the New York City Municipal Water Finance Authority, Foothill/Eastern Transportation Corridor Agency and Jefferson County, Alabama.

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF

The Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (HDAW) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI ACWI ex USA High Dividend Yield Index (the HDAW Index). The HDAW Index is designed to give investors exposure to equity securities across developed and emerging market countries (excluding the United States), with higher dividend income and quality characteristics than average dividend yields of equities in its parent index (excluding REITs), where such higher dividend income and quality characteristics are both sustainable and persistent. For the 12-month period ended

3

DBX ETF Trust

Management’s Discussion on Fund Performance (Unaudited) (Continued)

May 31, 2018, HDAW shares returned 0.54%. The Fund’s performance reflects the result of the current strategy and the strategy in place prior to February 13, 2018, when HDAW’s name changed to Xtrackers All World ex US High Dividend Yield Equity ETF and the currency hedge strategy was removed. At that time, the Underlying Index replaced the MSCI ACWI ex-USA High Dividend US Dollar Hedged Index. The former index returned 4.69% in the 12-month period; the latter returned 0.73%.

Financials, Materials, and Energy were the major positive contributors, while Consumer Staples, Healthcare, and Telecommunication Services Telecommunication Services detracted the most from performance. From a geographical perspective, China, Canada, and Germany were the major positive contributors, while Sweden, Spain, and France contributed negatively to performance. The Fund entered into forward foreign currency contracts during the period prior to February 13, 2018 to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. The currency hedging strategy contributed negatively to performance.

Xtrackers MSCI EAFE High Dividend Yield Equity ETF

The Xtrackers MSCI EAFE High Dividend Yield Hedged Equity ETF (HDEF) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE High Dividend yield US Dollar Hedged Index (the HDEF Index). The HDEF Index is designed to give investors exposure to equity securities in developed international stock markets, with higher dividend income and quality characteristics than average dividend yields of equities in its parent index (excluding REITs), where such higher dividend income and quality characteristics are both sustainable and persistent. For the 12-month period ended May 31, 2018, the HDEF shares returned -2.02%. The Fund’s performance reflects the result of the current strategy and the strategy in place prior to February 13, 2018, when HDEF’s name changed to Xtrackers EAFE High Dividend Yield Equity ETF and the currency hedge strategy was removed. At that time, the Underlying Index replaced the MSCI EAFE High Dividend US Dollar Hedged Index. The former index returned 2.65% in the 12-month period; the latter returned -1.80%.

Materials, Financials, and Energy were the major positive contributors, while Consumer Staples, Healthcare, and Telecommunication Services detracted the most from performance. From a geographical perspective, Germany, Australia, and Finland were the major positive contributors, while Sweden, Spain, and France contributed negatively to performance. The Fund entered into forward foreign currency contracts during the period prior to February 13, 2018 to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. The currency hedging strategy contributed negatively to performance.

*************************

Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance data visit www.Xtrackers.com. Returns assume that dividends and capital gains distributions have been reinvested. See pages 6-17 of this report for additional performance information, including performance data based on market value.

The views expressed in this report reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Current and future portfolio holdings are subject to risk.

4

This Page is Intentionally Left Blank

5

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF (EMIH)

The Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive Emerging Markets Bond — Interest Rate Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of a basket of U.S. dollar-denominated emerging markets bonds and is comprised of (a) long positions in U.S. dollar-denominated government debt issued by emerging market countries and (b) short positions in U.S. Treasury Securities of, in aggregate, approximate equivalent duration to the emerging markets bonds. It is not possible to invest directly into an index.

Performance as of 5/31/18

Average Annual Total Return
	Net Asset Value	Market Value	Solactive Emerging Markets Bond — Interest Rate Hedged Index	Solactive Emerging Markets Bond Index (Long only component)
One Year	2.03%	2.57%	1.14%	-0.47%
Since Inception[1]	4.18%	4.39%	3.63%	4.30%

Cumulative Total Returns
	Net Asset Value	Market Value	Solactive Emerging Markets Bond — Interest Rate Hedged Index	Solactive Emerging Markets Bond Index (Long only component)
One Year	2.03%	2.57%	1.14%	-0.47%
Since Inception[1]	14.22%	14.97%	12.29%	14.65%

1 Total returns are calculated based on the commencement of operations, 3/3/15 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 2, 2017, as supplemented June 6, 2018, was 0.45%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

6

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF (EMIH) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 3/3/15.

Country Diversification* as of 5/31/18

Ecuador	5.6%
Turkey	5.5%
Indonesia	5.4%
Colombia	5.4%
Qatar	5.3%
Philippines	5.2%
Ukraine	5.0%
Sri Lanka	4.8%
Egypt	4.8%
Poland	4.7%
South Africa	4.6%
Peru	4.4%
Hungary	4.4%
Mexico	4.0%
Brazil	3.5%
Uruguay	3.5%
Russia	3.5%
Romania	3.5%
Panama	2.6%
Kazakhstan	2.5%
Croatia	2.5%
China	2.4%
Malaysia	2.3%
Chile	2.3%
Other	2.3%

Total	100.0%

Modified duration as of 5/31/18: 0.0 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

Quality* as of 5/31/18

Description	% of Market Value
AA	8.5%
A	21.2%
BBB	43.1%
BB	13.0%
B	14.2%

Total	100%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”) or Standard & Poor’s Corporation (S&P) credit ratings. The ratings of Moody’s and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 20.

7

DBX ETF Trust

Performance Summary

Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF (HYIH)

The Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive High Yield Corporate Bond — Interest Rate Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of a basket of U.S. dollar-denominated high yield liquid corporate bonds and is comprised of (a) long positions in U.S. dollar-denominated high yield corporate bonds and (b) short positions in U.S. Treasury notes or bonds (“Treasury Securities”) of, in aggregate, approximate equivalent duration to the high yield bonds. It is not possible to invest directly into an index.

Performance as of 5/31/18

Average Annual Total Return
	Net Asset Value	Market Value	Solactive High Yield Corporate Bond — Interest Rate Hedged Index	Solactive High Yield Corporate Bond Index (Long only component)
One Year	3.24%	3.12%	3.25%	1.73%
Since Inception[1]	2.80%	2.82%	3.32%	4.06%

Cumulative Total Returns
	Net Asset Value	Market Value	Solactive High Yield Corporate Bond — Interest Rate Hedged Index	Solactive High Yield Corporate Bond Index (Long only component)
One Year	3.24%	3.12%	3.25%	1.73%
Since Inception[1]	9.39%	9.44%	11.20%	13.80%

1 Total returns are calculated based on the commencement of operations, 3/3/15 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 2, 2017, as supplemented June 6, 2018, was 0.35%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

8

DBX ETF Trust

Performance Summary

Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF (HYIH) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 3/3/15.

Sector Diversification* as of 5/31/18

Communications	23.0%
Consumer, Non-cyclical	18.4%
Energy	13.4%
Consumer, Cyclical	12.4%
Financial	10.1%
Industrial	8.1%
Technology	6.2%
Basic Materials	5.3%
Utilities	3.0%
Diversified	0.1%

Total	100.0%

Modified duration as of 5/31/18: 0.0 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

Quality* as of 5/31/18

% of Market Value
BBB	6.7%
BB	50.6%
B	34.7%
CCC	8.0%
C	0.0%

Total	100%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”) or Standard & Poor’s Corporation (S&P) credit ratings. The ratings of Moody’s and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

* As a percentage of total investments excluding securities lending collateral. Sector percentages include the sector allocations of the Underlying Funds in which the Fund invests.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 23.

9

DBX ETF Trust

Performance Summary

Xtrackers Investment Grade Bond — Interest Rate Hedged ETF (IGIH)

The Xtrackers Investment Grade Bond — Interest Rate Hedged ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive Investment Grade Bond — Interest Rate Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of a basket of U.S. dollar-denominated investment grade liquid corporate bonds. The Underlying Index is comprised of (a) long positions in U.S. dollar-denominated investment grade corporate bonds and (b) short positions in U.S. Treasury Securities of, in aggregate, approximate equivalent duration to the investment-grade corporate bonds. It is not possible to invest directly into an index.

Performance as of 5/31/18

Average Annual Total Return
	Net Asset Value	Market Value	Solactive Investment Grade Bond — Interest Rate Hedged Index	Solactive Investment Grade Bond Index (Long only component)
One Year	2.05%	1.12%	1.17%	-0.37%
Since Inception[1]	1.75%	1.78%	1.49%	2.30%

Cumulative Total Returns
	Net Asset Value	Market Value	Solactive Investment Grade Bond — Interest Rate Hedged Index	Solactive Investment Grade Bond Index (Long only component)
One Year	2.05%	1.12%	1.17%	-0.37%
Since Inception[1]	5.80%	5.92%	4.91%	7.66%

1 Total returns are calculated based on the commencement of operations, 3/3/15 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 2, 2017, as supplemented June 6, 2018, was 0.25%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

10

DBX ETF Trust

Performance Summary

Xtrackers Investment Grade Bond — Interest Rate Hedged ETF (IGIH) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 3/3/15.

Sector Diversification* as of 5/31/18

Financial	29.7%
Consumer, Non-cyclical	21.7%
Communications	12.5%
Technology	10.2%
Energy	10.0%
Consumer, Cyclical	6.2%
Industrial	5.4%
Utilities	2.3%
Basic Materials	2.0%

Total	100.0%

Modified duration as of 5/31/18: 0.0 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

Quality* as of 5/31/18

Description	% of Market Value
AAA	3.4%
AA	14.1%
A	40.0%
BBB	42.5%

Total	100%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”) or Standard & Poor’s Corporation (S&P) credit ratings. The ratings of Moody’s and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of 5/31/18

United States	86.2%
United Kingdom	4.1%
Netherlands	2.8%
Canada	1.5%
Japan	1.3%
Luxembourg	1.0%
Guernsey	0.9%
Australia	0.8%
France	0.7%
Ireland	0.5%
Norway	0.2%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 25.

11

DBX ETF Trust

Performance Summary

Xtrackers Municipal Infrastructure Revenue Bond ETF (RVNU)

The Xtrackers Municipal Infrastructure Revenue Bond ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive Municipal Infrastructure Revenue Bond Index (the “Underlying Index”). The Underlying Index is designed to track the returns of the segment of the U.S. long term tax-exempt bond market, consisting of infrastructure revenue bonds. It is not possible to invest directly into an index.

Performance as of 5/31/18

Average Annual Total Return
	Net Asset Value	Market Value	Solactive Municipal Infrastructure Revenue Bond Index	S&P Municipal Bond Revenue Index
One Year	1.87%	1.79%	2.52%	1.87%
Since Inception[1]	4.13%	4.05%	4.40%	3.57%

Cumulative Total Returns
	Net Asset Value	Market Value	Solactive Municipal Infrastructure Revenue Bond Index	S&P Municipal Bond Revenue Index
One Year	1.87%	1.79%	2.52%	1.87%
Since Inception[1]	22.40%	21.91%	23.97%	19.12%

1 Total returns are calculated based on the commencement of operations, 6/4/13 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 2, 2017, as supplemented June 6, 2018, was 0.30%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

12

DBX ETF Trust

Performance Summary

Xtrackers Municipal Infrastructure Revenue Bond ETF (RVNU) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 6/4/13.

Sector Diversification* as of 5/31/18

Transportation	39.2%
Water	21.4%
Airport	18.4%
Power	12.2%
General	5.9%
Utilities	1.7%
Development	1.2%

Total	100.0%

Modified duration as of 5/31/18: 6.2 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

Quality* as of 5/31/18

Description	% of Market Value
AAA	11.2%
AA	40.6%
A	41.7%
BBB	6.5%

Total	100%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”) or Standard & Poor’s Corporation (S&P) credit ratings. The ratings of Moody’s and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

* As a percent of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 32.

13

DBX ETF Trust

Performance Summary

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (HDAW)

The Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI ACWI ex USA High Dividend Yield Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to equity securities (excluding real estate investment trusts (“REITs”)) in developed and emerging stock markets (excluding the United States) in its parent index, the MSCI ACWI ex USA Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent. Prior to February 13, 2018, the Fund sought investment results that correspond generally to the performance, before fees and expenses, of the MSCI ACWI ex USA High Dividend Yield US Dollar Hedged Index. On February 13, 2018, Xtrackers MSCI All World ex US High Dividend Yield Hedged Equity ETF’s name changed to Xtrackers MSCI All World ex US High Dividend Yield Equity ETF. At that time, the Underlying Index replaced the MSCI ACWI ex USA High Dividend Yield US Dollar Hedged Index which is designed to provide exposure to equity securities (excluding real estate investment trusts (“REITs”)) in developed and emerging stock markets (excluding the United States) in its parent index, the MSCI ACWI ex USA Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. It is not possible to invest directly into an index.

Performance as of 5/31/18

Average Annual Total Return
	Net Asset Value	Market Value	MSCI ACWI ex USA High Dividend Yield Index	MSCI ACWI ex USA Index	MSCI ACWI ex USA High Dividend Yield US Dollar Hedged Index
One Year	0.54%	0.90%	0.73%	9.67%	4.69%
Since Inception[1]	3.75%	3.82%	4.15%	6.67%	5.59%

Cumulative Total Returns
	Net Asset Value	Market Value	MSCI ACWI ex USA High Dividend Yield Index	MSCI ACWI ex USA Index	MSCI ACWI ex USA High Dividend Yield US Dollar Hedged Index
One Year	0.54%	0.90%	0.73%	9.67%	4.69%
Since Inception[1]	10.89%	11.09%	12.08%	19.87%	16.49%

1 Total returns are calculated based on the commencement of operations, 8/12/15 (“Inception”).

Prior to 2/13/18, the Fund was known as Xtrackers MSCI All World ex US High Dividend Yield Hedged Equity ETF and had a different investment strategy. Past performance may have been different if the Fund’s current investment strategy had been in effect.

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. The estimated operating expense ratio as disclosed in the most recent prospectus dated February 13, 2018, was 0.20%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

14

DBX ETF Trust

Performance Summary

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (HDAW) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 8/12/15.

Sector Diversification* as of 5/31/18

Financials	31.0%
Health Care	13.2%
Consumer Discretionary	10.4%
Materials	10.1%
Energy	9.5%
Utilities	6.3%
Telecommunication Services	5.0%
Consumer Staples	4.5%
Industrials	4.3%
Information Technology	3.8%
Real Estate	1.9%

Total	100.0%

Ten Largest Equity Holdings as of 5/31/18 (30.6% of Net Assets)

Description	% of Net Assets
Roche Holding AG (Switzerland)	4.4%
TOTAL SA (France)	4.3%
Royal Bank of Canada (Canada)	3.2%
GlaxoSmithKline PLC (United Kingdom)	3.0%
China Construction Bank Corp. (China)	2.9%
AstraZeneca PLC (United Kingdom)	2.7%
Allianz SE (Germany)	2.7%
BASF SE (Germany)	2.7%
Sanofi (France)	2.6%
Bank of Nova Scotia (Canada)	2.1%

Country Diversification* as of 5/31/18

United Kingdom	16.8%
Canada	11.4%
Germany	9.6%
France	9.1%
Switzerland	7.1%
Taiwan	6.3%
China	5.8%
Japan	3.9%
Australia	3.7%
Hong Kong	3.7%
South Africa	3.1%
Russia	2.8%
Spain	2.6%
Finland	2.0%
Other	12.1%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 36.

15

DBX ETF Trust

Performance Summary

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (HDEF)

The Xtrackers MSCI EAFE High Dividend Yield Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE High Dividend Yield Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to equity securities (excluding real estate investment trusts (“REITs”)) in developed international stock markets in its parent index, the MSCI EAFE Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent. On February 13, 2018, Xtrackers MSCI EAFE High Dividend Yield Hedged Equity ETF’s name changed to Xtrackers MSCI EAFE High Dividend Yield Equity ETF. At that time, the Underlying Index replaced the MSCI EAFE High Dividend Yield US Dollar Hedged Index which is designed to provide exposure to equity securities (excluding real estate investment trusts (“REITs”)) in developed international stock markets in its parent index, the MSCI EAFE Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected non-U.S. currencies. It is not possible to invest directly into an index.

Performance as of 5/31/18

Average Annual Total Return
	Net Asset Value	Market Value	MSCI EAFE High Dividend Yield Index	MSCI EAFE Index	MSCI EAFE High Dividend Yield US Dollar Hedged Index
One Year	-2.02%	-1.64%	-1.80%	7.97%	2.65%
Since Inception[1]	3.66%	3.93%	4.03%	5.20%	5.69%

Cumulative Total Returns
	Net Asset Value	Market Value	MSCI EAFE High Dividend Yield Index	MSCI EAFE Index	MSCI EAFE High Dividend Yield US Dollar Hedged Index
One Year	-2.02%	-1.64%	-1.80%	7.97%	2.65%
Since Inception[1]	10.60%	11.42%	11.72%	15.29%	16.78%

1 Total returns are calculated based on the commencement of operations, 8/12/15 (“Inception”).

Prior to 2/13/18, the Fund was known as Xtrackers MSCI EAFE High Dividend Yield Hedged Equity ETF and had a different investment strategy. Past performance may have been different if the Fund’s current investment strategy had been in effect.

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. The estimated operating expense ratio as disclosed in the most recent prospectus dated February 13, 2018, was 0.20%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

16

DBX ETF Trust

Performance Summary

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (HDEF) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 8/12/15.

Sector Diversification* as of 5/31/18

Financials	21.1%
Consumer Discretionary	16.0%
Health Care	15.3%
Materials	11.9%
Utilities	10.1%
Industrials	6.3%
Energy	5.8%
Telecommunication Services	5.4%
Consumer Staples	4.3%
Information Technology	1.9%
Real Estate	1.9%

Total	100.0%

Ten Largest Equity Holdings as of 5/31/18 (42.6% of Net Assets)

Description	% of Net Assets
GlaxoSmithKline PLC (United Kingdom)	5.2%
AstraZeneca PLC (United Kingdom)	5.2%
TOTAL SA (France)	4.9%
Sanofi (France)	4.9%
BASF SE (Germany)	4.9%
Allianz SE (Germany)	4.7%
Rio Tinto PLC (United Kingdom)	3.8%
Daimler AG (Germany)	3.7%
AXA SA (France)	2.7%
Zurich Insurance Group AG (Switzerland)	2.6%

Country Diversification* as of 5/31/18

United Kingdom	29.2%
Germany	17.7%
France	14.1%
Japan	6.9%
Australia	6.1%
Hong Kong	5.3%
Spain	4.2%
Switzerland	4.1%
Finland	3.9%
Italy	2.9%
Other	5.6%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 41.

17

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. In addition to the ongoing expenses which each Fund bears directly, the Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF shareholders indirectly bear the expenses of Xtrackers High Beta High Yield Bond ETF and Xtrackers USD High Yield Corporate Bond ETF (the “Underlying Funds”) in which the Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF invests. In the most recent six-month period Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF limited these expenses; had it not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the table are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (December 1, 2017 to May 31, 2018).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF
Actual	$1,000.00	$981.40	0.45%	$2.22
Hypothetical (5% return before expenses)	$1,000.00	$1,022.69	0.45%	$2.27
Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF(2)
Actual	$1,000.00	$1,011.30	0.29%	$1.45
Hypothetical (5% return before expenses)	$1,000.00	$1,023.49	0.29%	$1.46
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF
Actual	$1,000.00	$995.40	0.25%	$1.24
Hypothetical (5% return before expenses)	$1,000.00	$1,023.68	0.25%	$1.26
Xtrackers Municipal Infrastructure Revenue Bond ETF
Actual	$1,000.00	$1,002.90	0.30%	$1.50
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	0.30%	$1.51

18

DBX ETF Trust

Fees and Expenses (Unaudited) (Continued)

	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF
Actual	$1,000.00	$974.20	0.25%	$1.23
Hypothetical (5% return before expenses)	$1,000.00	$1,023.68	0.25%	$1.26
Xtrackers MSCI EAFE High Dividend Yield Equity ETF
Actual	$1,000.00	$968.80	0.26%	$1.28
Hypothetical (5% return before expenses)	$1,000.00	$1,023.64	0.26%	$1.31

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 365.

(2) The Fund invests in other ETFs and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

19

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF

May 31, 2018

	Principal Amount	Value
SOVEREIGN BONDS — 98.4%
Brazil — 3.5%
Brazilian Government International Bond 8.25%, 1/20/34	$65,000	$77,691
7.125%, 1/20/37	100,000	108,250
5.625%, 1/07/41	125,000	111,375

		297,316

Chile — 2.2%
Chile Government International Bond 3.86%, 6/21/47	200,000	190,000

China — 2.3%
Export-Import Bank of China 3.625%, 7/31/24, 144A	200,000	198,119

Colombia — 5.3%
Colombia Government International Bond 2.625%, 3/15/23	200,000	188,875
8.125%, 5/21/24	25,000	30,219
7.375%, 9/18/37	100,000	124,500
6.125%, 1/18/41	100,000	111,150

		454,744

Croatia — 2.5%
Croatia Government International Bond 6.625%, 7/14/20, 144A	200,000	210,625

Ecuador — 5.6%
Ecuador Government International Bond 10.75%, 3/28/22, 144A	200,000	209,290
7.875%, 1/23/28, 144A	300,000	265,125

		474,415

Egypt — 4.7%
Egypt Government International Bond 5.875%, 6/11/25, 144A	200,000	195,332
7.50%, 1/31/27, 144A	200,000	209,303

		404,635

El Salvador — 0.5%
El Salvador Government International Bond 7.65%, 6/15/35, 144A (a)	40,000	39,814

Hungary — 4.3%
Hungary Government International Bond 6.375%, 3/29/21	100,000	107,236
5.75%, 11/22/23	70,000	75,932
5.375%, 3/25/24	106,000	113,513
7.625%, 3/29/41	50,000	69,624

		366,305

Indonesia — 5.4%
Indonesia Government International Bond 8.50%, 10/12/35, 144A	100,000	138,360
6.625%, 2/17/37, 144A	100,000	117,527
Perusahaan Penerbit SBSN Indonesia III 4.55%, 3/29/26, 144A	200,000	200,770

		456,657

	Principal Amount	Value
Kazakhstan — 2.5%
Kazakhstan Government International Bond 5.125%, 7/21/25, 144A	$200,000	$213,620

Lebanon — 0.5%
Lebanon Government International Bond 6.85%, 5/25/29	50,000	41,740

Lithuania — 1.3%
Lithuania Government International Bond 6.125%, 3/09/21, 144A	100,000	107,058

Malaysia — 2.3%
Malaysia Sovereign Sukuk BHD 3.043%, 4/22/25, 144A	200,000	194,098

Mexico — 3.9%
Mexico Government International Bond 3.625%, 3/15/22	50,000	50,027
4.00%, 10/02/23	30,000	30,101
Series A, MTN, 6.75%, 9/27/34	10,000	11,845
6.05%, 1/11/40	26,000	28,236
MTN, 4.75%, 3/08/44	120,000	111,240
5.55%, 1/21/45	35,000	36,146
GMTN, 5.75%, 10/12/10	70,000	67,480

		335,075

Panama — 2.5%
Panama Government International Bond 6.70%, 1/26/36	175,000	216,125

Peru — 4.3%
Peruvian Government International Bond 7.35%, 7/21/25	100,000	122,250
8.75%, 11/21/33	75,000	109,500
6.55%, 3/14/37	40,000	50,300
5.625%, 11/18/50	75,000	86,625

		368,675

Philippines — 5.1%
Philippine Government International Bond 10.625%, 3/16/25	75,000	105,170
9.50%, 2/02/30	225,000	331,005

		436,175

Poland — 4.6%
Poland Government International Bond 5.125%, 4/21/21	80,000	84,018
5.00%, 3/23/22	50,000	52,774
3.00%, 3/17/23	140,000	136,828
4.00%, 1/22/24	70,000	71,141
3.25%, 4/06/26	50,000	48,319

		393,080

Qatar — 5.2%
Qatar Government International Bond 2.375%, 6/02/21, 144A	200,000	192,790
9.75%, 6/15/30, 144A	90,000	131,757
6.40%, 1/20/40, 144A	100,000	117,983

		442,530

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Bond—Interest Rate Hedged ETF (Continued)

May 31, 2018

	Principal Amount	Value
Romania — 3.4%
Romanian Government International Bond 6.75%, 2/07/22, 144A	$100,000	$109,176
4.375%, 8/22/23, 144A	10,000	10,132
4.875%, 1/22/24, 144A	86,000	89,036
6.125%, 1/22/44, 144A	70,000	81,768

		290,112

Russia — 3.4%
Russian Foreign Bond — Eurobond 12.75%, 6/24/28, 144A	50,000	81,163
5.875%, 9/16/43, 144A	200,000	212,473

		293,636

South Africa — 4.6%
South Africa Government International Bond 4.665%, 1/17/24	200,000	199,150
5.65%, 9/27/47	200,000	191,140

		390,290

Sri Lanka — 4.7%
Sri Lanka Government International Bond 6.25%, 10/04/20, 144A	200,000	204,477
6.85%, 11/03/25, 144A	200,000	200,794

		405,271

Turkey — 5.4%
Turkey Government International Bond 7.00%, 6/05/20	20,000	20,660
7.375%, 2/05/25	55,000	57,836
4.875%, 10/09/26	200,000	179,936
11.875%, 1/15/30	40,000	55,250
8.00%, 2/14/34	80,000	86,007
7.25%, 3/05/38	60,000	60,265

		459,954

	Principal Amount	Value
Ukraine — 4.9%
Ukraine Government International Bond 7.75%, 9/01/24, 144A	$120,000	$120,459
7.75%, 9/01/25, 144A	100,000	99,064
7.75%, 9/01/26, 144A	100,000	98,576
7.75%, 9/01/27, 144A	100,000	98,092

		416,191

Uruguay — 3.5%
Uruguay Government International Bond 4.50%, 8/14/24	15,000	15,450
4.375%, 10/27/27	75,000	76,547
7.625%, 3/21/36	30,000	38,766
5.10%, 6/18/50	165,000	163,903

		294,666

TOTAL SOVEREIGN BONDS (Cost $8,728,579)		8,390,926

	Number of Shares
SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.68% (b)(c) (Cost $18,900)	18,900	18,900

TOTAL INVESTMENTS — 98.6% (Cost $8,747,479)		$8,409,826
Other assets and liabilities, net — 1.4%		116,659

NET ASSETS — 100.0%		$8,526,485

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2018 is as follows:

Value ($) at 5/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2018	Value ($) at 5/31/2018
SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.68% (b)(c)
226,980	—	(208,080)	—	—	496	—	18,900	18,900

(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2018 amounted to $17,916, which is 0.2% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2018.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note
SBSN:	Surat Berharga Syariah Negara (Islamic Based Government Securities)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF (Continued)

May 31, 2018

At May 31, 2018, open futures contracts sold were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note	USD	3	$636,735	$636,703	9/28/2018	$31
5-Year U.S. Treasury Note	USD	15	1,709,531	1,708,360	9/28/2018	1,172
10-Year Ultra U.S. Treasury Note	USD	10	1,284,375	1,283,437	9/19/2018	938
10-Year U.S. Treasury Note	USD	18	2,170,125	2,167,875	9/19/2018	2,250
Ultra Long U.S. Treasury Bond	USD	2	318,562	319,000	9/19/2018	(438)
U.S. Treasury Long Bond	USD	14	2,028,031	2,031,750	9/19/2018	(3,719)

Total net unrealized appreciation						$234

Currency Abbreviations

USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Sovereign Bonds (d)	$—	$8,390,926	$—	$8,390,926
Short-Term Investments	18,900	—	—	18,900
Derivatives (e)
Futures Contracts	4,391	—	—	4,391

TOTAL	$23,291	$8,390,926	$—	$8,414,217

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (e)
Futures Contracts	$(4,157)	$—	$—	$(4,157)

TOTAL	$(4,157)	$—	$—	$(4,157)

(d)	See Schedule of Investments for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

There have been no transfers between fair value measurement levels during the year ended May 31, 2018.

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF

May 31, 2018

	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 98.8%
Xtrackers High Beta High Yield Bond ETF (a)	3,000	$145,740
Xtrackers USD High Yield Corporate Bond ETF (a)(b)	65,300	3,216,678

TOTAL-EXCHANGE TRADED FUNDS (Cost $3,414,520)		3,362,418

SECURITIES LENDING COLLATERAL — 8.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.68% (c)(d) (Cost $302,748)	302,748	302,748

TOTAL INVESTMENTS — 107.7% (Cost $3,717,268)		$3,665,166
Other assets and liabilities, net — (7.7%)		(262,769)

NET ASSETS — 100.0%		$3,402,397

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2018 is as follows:

Value ($) at 5/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2018	Value ($) at 5/31/2018
EXCHANGE-TRADED FUNDS — 98.8%
Xtrackers High Beta High Yield Bond ETF (a)
—	888,480	(734,125)	(6,275)	(2,340)	4,827	—	3,000	145,740

Xtrackers USD High Yield Corporate Bond ETF (a)(b)
—	9,933,980	(6,629,508)	(38,032)	(49,762)	48,574	—	65,300	3,216,678

SECURITIES LENDING COLLATERAL — 8.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.68% (c)(d)
854,893	—	(552,145)	—	—	6,475	—	302,748	302,748

854,893	10,822,460	(7,915,778)	(44,307)	(52,102)	59,876	—	371,048	3,665,166

(a)	Affiliated fund advised by DBX Advisors LLC.
(b)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2018 amounted to $295,314, which is 8.7% of net assets.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2018.

At May 31, 2018, open futures contracts sold were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
2-Year U.S. Treasury Note	USD	3	$636,750	$636,703	9/28/2018	$47
5-Year U.S. Treasury Note	USD	12	1,367,531	1,366,688	9/28/2018	843
10-Year Ultra U.S. Treasury Note	USD	1	128,438	128,344	9/19/2018	94
10-Year U.S. Treasury Note	USD	9	1,085,062	1,083,937	9/19/2018	1,125

Total unrealized appreciation						$2,109

Currency Abbreviations

USD	U.S. Dollar

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF (Continued)

May 31, 2018

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds (e)	$3,362,418	$—	$—	$3,362,418
Short-Term Investments	302,748	—	—	302,748
Derivatives (f)
Futures Contracts	2,109	—	—	2,109

TOTAL	$3,667,275	$—	$—	$3,667,275

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

There have been no transfers between fair value measurement levels during the year ended May 31, 2018.

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers Investment Grade Bond — Interest Rate Hedged ETF

May 31, 2018

	Principal Amount	Value
CORPORATE BONDS — 97.5%
Basic Materials — 1.9%
Chemicals — 1.1%
Dow Chemical Co. 7.375%, 11/01/29	$50,000	$64,059
LyondellBasell Industries NV 4.625%, 2/26/55	25,000	23,795
Sherwin-Williams Co. 2.75%, 6/01/22	20,000	19,501

		107,355

Forest Products & Paper — 0.2%
International Paper Co. 4.80%, 6/15/44	20,000	19,714

Mining — 0.6%
Barrick North America Finance LLC 5.70%, 5/30/41	10,000	11,280
BHP Billiton Finance USA Ltd. 5.00%, 9/30/43	25,000	28,558
Newmont Mining Corp. 3.50%, 3/15/22	15,000	14,978

		54,816

Communications — 12.2%
Internet — 1.0%
Alphabet, Inc. 3.375%, 2/25/24	25,000	25,227
Amazon.com, Inc. 3.30%, 12/05/21	20,000	20,286
4.80%, 12/05/34	20,000	22,363
eBay, Inc. 2.75%, 1/30/23	25,000	24,220

		92,096

Media — 3.3%
21st Century Fox America, Inc. 6.15%, 2/15/41	20,000	24,652
CBS Corp. 4.00%, 1/15/26	20,000	19,615
Comcast Corp. 3.00%, 2/01/24	25,000	24,127
4.20%, 8/15/34	70,000	67,896
3.40%, 7/15/46	10,000	8,147
3.969%, 11/01/47	25,000	22,143
Discovery Communications LLC 5.20%, 9/20/47	25,000	24,287
NBCUniversal Media LLC 5.95%, 4/01/41	25,000	28,731
Time Warner, Inc. 3.60%, 7/15/25	40,000	38,702
Viacom, Inc. 4.25%, 9/01/23	25,000	25,089
Walt Disney Co. MTN, 2.95%, 6/15/27 (a)	30,000	28,642

		312,031

	Principal Amount	Value
Telecommunications — 7.9%
AT&T, Inc. 3.00%, 2/15/22	$30,000	$29,535
4.45%, 4/01/24	15,000	15,370
3.40%, 5/15/25	18,000	17,218
4.125%, 2/17/26	25,000	24,794
5.35%, 9/01/40	28,000	28,555
4.80%, 6/15/44	45,000	42,203
4.50%, 3/09/48	35,000	31,226
4.55%, 3/09/49	50,000	44,817
Cisco Systems, Inc. 2.20%, 9/20/23	20,000	18,970
5.50%, 1/15/40	20,000	24,442
Deutsche Telekom International Finance BV 8.75%, 6/15/30	10,000	13,861
Motorola Solutions, Inc. 3.75%, 5/15/22	40,000	39,942
Orange SA 4.125%, 9/14/21	23,000	23,723
Rogers Communications, Inc. 4.30%, 2/15/48	10,000	9,771
Telefonica Europe BV 8.25%, 9/15/30	50,000	66,571
Verizon Communications, Inc. 3.00%, 11/01/21	35,000	34,848
4.15%, 3/15/24	25,000	25,530
4.40%, 11/01/34	75,000	72,554
4.272%, 1/15/36	20,000	18,734
4.812%, 3/15/39	50,000	49,139
4.862%, 8/21/46	25,000	24,274
5.012%, 8/21/54	25,000	24,094
4.672%, 3/15/55	25,000	22,654
Vodafone Group PLC 2.95%, 2/19/23	55,000	53,211

		756,036

Consumer, Cyclical — 6.1%
Auto Manufacturers — 2.2%
Ford Motor Co. 4.75%, 1/15/43	65,000	58,485
General Motors Co. 4.875%, 10/02/23	70,000	72,742
5.40%, 4/01/48	20,000	19,711
General Motors Financial Co., Inc. 3.20%, 7/06/21	25,000	24,786
Toyota Motor Credit Corp. MTN, 3.30%, 1/12/22	30,000	30,232

		205,956

Housewares — 0.5%
Newell Brands, Inc. 3.85%, 4/01/23	40,000	39,882
5.50%, 4/01/46	10,000	10,170

		50,052

Retail — 3.4%
Dollar Tree, Inc. 4.00%, 5/15/25	15,000	14,977

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers Investment Grade Bond — Interest Rate Hedged ETF (Continued)

May 31, 2018

	Principal Amount	Value
Retail (Continued)
Home Depot, Inc. 3.00%, 4/01/26	$70,000	$67,557
3.90%, 6/15/47	10,000	9,838
Lowe’s Cos., Inc. 4.375%, 9/15/45	30,000	30,698
McDonald’s Corp. MTN, 3.70%, 1/30/26	50,000	50,167
Target Corp. 4.00%, 7/01/42	30,000	29,057
TJX Cos., Inc. 2.25%, 9/15/26	23,000	20,619
Walgreens Boots Alliance, Inc. 3.30%, 11/18/21	15,000	15,007
4.80%, 11/18/44	10,000	9,781
Walmart, Inc. 2.55%, 4/11/23	50,000	48,864
3.625%, 12/15/47	30,000	28,816

		325,381

Consumer, Non-cyclical — 21.1%
Agriculture — 1.0%
Altria Group, Inc. 4.00%, 1/31/24	25,000	25,465
Philip Morris International, Inc. 4.375%, 11/15/41	40,000	39,374
Reynolds American, Inc. 5.70%, 8/15/35	25,000	27,532

		92,371

Beverages — 3.7%
Anheuser-Busch InBev Finance, Inc. 2.625%, 1/17/23	25,000	24,191
3.30%, 2/01/23	50,000	49,817
3.65%, 2/01/26	27,000	26,644
4.70%, 2/01/36	15,000	15,497
4.00%, 1/17/43	30,000	27,879
4.625%, 2/01/44	25,000	25,149
4.90%, 2/01/46	30,000	31,369
Anheuser-Busch InBev Worldwide, Inc. 4.00%, 4/13/28	30,000	30,018
4.75%, 4/15/58	10,000	10,000
Coca-Cola Co. 2.875%, 10/27/25	25,000	24,063
Molson Coors Brewing Co. 3.00%, 7/15/26	20,000	18,278
PepsiCo, Inc. 3.60%, 3/01/24	40,000	40,718
4.875%, 11/01/40	20,000	22,643
4.45%, 4/14/46	10,000	10,639

		356,905

Biotechnology — 2.3%
Amgen, Inc. 3.125%, 5/01/25	61,000	58,850
4.663%, 6/15/51	16,000	16,124
Biogen, Inc. 4.05%, 9/15/25	20,000	20,251

	Principal Amount	Value
Biotechnology (Continued)
Celgene Corp. 3.25%, 8/15/22	$15,000	$14,758
3.45%, 11/15/27	15,000	14,011
4.35%, 11/15/47	30,000	27,228
Gilead Sciences, Inc. 2.95%, 3/01/27	20,000	18,789
4.00%, 9/01/36	25,000	24,152
4.75%, 3/01/46	25,000	26,048

		220,211

Cosmetics/Personal Care — 0.4%
Procter & Gamble Co. 1.70%, 11/03/21	15,000	14,447
2.85%, 8/11/27	25,000	24,018

		38,465

Food — 1.8%
Campbell Soup Co. 4.15%, 3/15/28	15,000	14,400
General Mills, Inc. 3.20%, 2/10/27	20,000	18,517
JM Smucker Co. 3.50%, 10/15/21	25,000	25,210
Kraft Heinz Foods Co. 3.95%, 7/15/25	29,000	28,650
6.50%, 2/09/40	35,000	40,259
Kroger Co. 4.45%, 2/01/47	10,000	9,222
Sysco Corp. 3.75%, 10/01/25	15,000	14,955
Tyson Foods, Inc. 3.55%, 6/02/27	20,000	19,106

		170,319

Healthcare-Products — 2.2%
Abbott Laboratories 3.25%, 4/15/23	35,000	34,594
4.90%, 11/30/46	25,000	27,016
Becton Dickinson and Co. 4.669%, 6/06/47	30,000	29,775
Medtronic, Inc. 3.625%, 3/15/24	50,000	50,388
Stryker Corp. 4.625%, 3/15/46	15,000	15,978
Thermo Fisher Scientific, Inc. 3.20%, 8/15/27	30,000	28,292
Zimmer Biomet Holdings, Inc. 3.15%, 4/01/22	20,000	19,735

		205,778

Healthcare-Services — 1.3%
Aetna, Inc. 3.875%, 8/15/47	20,000	17,978
Anthem, Inc. 3.30%, 1/15/23	25,000	24,751
4.625%, 5/15/42	25,000	24,414
Laboratory Corp. of America Holdings 3.60%, 2/01/25	15,000	14,765

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers Investment Grade Bond — Interest Rate Hedged ETF (Continued)

May 31, 2018

	Principal Amount	Value
Healthcare-Services (Continued)
UnitedHealth Group, Inc. 4.75%, 7/15/45	$40,000	$43,842

		125,750

Pharmaceuticals — 8.4%
AbbVie, Inc. 4.70%, 5/14/45	75,000	75,996
Allergan Funding SCS 3.80%, 3/15/25	75,000	73,078
AstraZeneca PLC 6.45%, 9/15/37	20,000	25,319
Cardinal Health, Inc. 2.616%, 6/15/22	25,000	24,068
CVS Health Corp. 2.125%, 6/01/21	25,000	24,182
3.875%, 7/20/25	45,000	44,365
4.30%, 3/25/28	50,000	49,848
4.78%, 3/25/38	20,000	20,015
5.05%, 3/25/48	50,000	51,477
Express Scripts Holding Co. 3.40%, 3/01/27	50,000	46,311
GlaxoSmithKline Capital PLC 2.85%, 5/08/22	40,000	39,515
GlaxoSmithKline Capital, Inc. 2.80%, 3/18/23	20,000	19,576
Johnson & Johnson 2.625%, 1/15/25	25,000	23,991
5.95%, 8/15/37	20,000	26,024
3.50%, 1/15/48	15,000	14,296
Merck & Co., Inc. 2.40%, 9/15/22	30,000	29,271
4.15%, 5/18/43	10,000	10,348
Mylan NV 5.25%, 6/15/46	15,000	14,659
Novartis Capital Corp. 3.40%, 5/06/24	20,000	20,065
3.10%, 5/17/27	25,000	24,186
Pfizer, Inc. 2.20%, 12/15/21	25,000	24,464
4.40%, 5/15/44	50,000	52,949
Shire Acquisitions Investments Ireland DAC 2.40%, 9/23/21	50,000	48,173
Zoetis, Inc. 3.00%, 9/12/27	25,000	23,252

		805,428

Energy — 9.7%
Oil & Gas — 5.3%
Anadarko Petroleum Corp. 5.55%, 3/15/26	20,000	21,707
Apache Corp. 5.10%, 9/01/40	40,000	40,884
BP Capital Markets PLC 2.75%, 5/10/23	50,000	48,664
3.279%, 9/19/27	20,000	19,437
Canadian Natural Resources Ltd. 2.95%, 1/15/23	25,000	24,305

	Principal Amount	Value
Oil & Gas (Continued)
Chevron Corp. 2.954%, 5/16/26	$20,000	$19,259
ConocoPhillips 6.50%, 2/01/39	25,000	32,518
Devon Energy Corp. 3.25%, 5/15/22	25,000	24,717
Equinor ASA 3.95%, 5/15/43	15,000	14,789
Exxon Mobil Corp. 3.567%, 3/06/45	25,000	23,497
Noble Energy, Inc. 5.05%, 11/15/44	10,000	10,475
Occidental Petroleum Corp. 4.10%, 2/15/47	30,000	29,778
Phillips 66 4.30%, 4/01/22	20,000	20,753
4.875%, 11/15/44	20,000	21,328
Shell International Finance BV 2.375%, 8/21/22	15,000	14,568
4.55%, 8/12/43	65,000	69,034
Suncor Energy, Inc. 4.00%, 11/15/47	10,000	9,663
Total Capital International SA 3.70%, 1/15/24	40,000	40,592
Valero Energy Corp. 3.40%, 9/15/26	20,000	19,232

		505,200

Oil & Gas Services — 1.0%
Baker Hughes A GE Co. LLC / Baker Hughes Co.-Obligor, Inc. 4.08%, 12/15/47	15,000	13,773
Halliburton Co. 3.50%, 8/01/23	25,000	25,081
3.80%, 11/15/25	30,000	30,006
Schlumberger Investment SA 3.65%, 12/01/23	25,000	25,376

		94,236

Pipelines — 3.4%
Enbridge, Inc. 4.00%, 10/01/23	35,000	35,225
Enterprise Products Operating LLC 5.10%, 2/15/45	45,000	47,762
Kinder Morgan, Inc. 4.30%, 6/01/25	50,000	50,093
5.20%, 3/01/48	20,000	19,806
MPLX LP 4.70%, 4/15/48	25,000	24,025
Plains All American Pipeline LP / PAA Finance Corp. 4.65%, 10/15/25	36,000	36,176
Sunoco Logistics Partners Operations LP 4.00%, 10/01/27	75,000	70,639
Williams Partners LP 3.75%, 6/15/27	50,000	47,536

		331,262

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers Investment Grade Bond — Interest Rate Hedged ETF (Continued)

May 31, 2018

	Principal Amount	Value
Financial — 29.0%
Banks — 23.4%
Bank of America Corp. GMTN, 3.30%, 1/11/23	$115,000	$114,180
MTN, 4.00%, 1/22/25	25,000	24,790
MTN, 4.25%, 10/22/26	65,000	64,979
MTN, 5.00%, 1/21/44	20,000	21,606
Bank of New York Mellon Corp. MTN, 2.20%, 8/16/23	50,000	47,315
Bank of Nova Scotia 4.50%, 12/16/25	25,000	25,111
Capital One Financial Corp. 3.20%, 2/05/25	36,000	34,051
3.75%, 3/09/27	20,000	19,163
Citigroup, Inc. 2.35%, 8/02/21	20,000	19,440
2.90%, 12/08/21	50,000	49,220
3.875%, 3/26/25	20,000	19,494
3.40%, 5/01/26	50,000	47,722
4.125%, 7/25/28	20,000	19,313
5.30%, 5/06/44	31,000	33,015
4.75%, 5/18/46	25,000	24,610
Cooperatieve Rabobank UA 3.875%, 2/08/22	75,000	76,436
Credit Suisse Group Funding Guernsey Ltd. 3.80%, 9/15/22	35,000	35,146
4.55%, 4/17/26	50,000	50,334
Discover Bank 3.45%, 7/27/26	25,000	23,390
Fifth Third Bancorp 4.30%, 1/16/24	40,000	40,830
Goldman Sachs Group, Inc. 5.75%, 1/24/22	50,000	53,838
3.50%, 1/23/25	50,000	48,586
5.95%, 1/15/27	19,000	20,936
3.85%, 1/26/27	25,000	24,284
6.25%, 2/01/41	50,000	60,148
MTN, 4.80%, 7/08/44	25,000	25,422
5.15%, 5/22/45	10,000	10,336
HSBC Holdings PLC 3.40%, 3/08/21	50,000	50,154
4.875%, 1/14/22	50,000	52,246
4.00%, 3/30/22	40,000	40,710
ING Groep NV 3.95%, 3/29/27	20,000	19,708
JPMorgan Chase & Co. 3.625%, 5/13/24	40,000	39,951
3.875%, 9/10/24	50,000	49,615
3.125%, 1/23/25	37,000	35,510
3.30%, 4/01/26	25,000	23,987
4.25%, 10/01/27	20,000	20,025
6.40%, 5/15/38	25,000	31,368
5.60%, 7/15/41	25,000	29,163
Mitsubishi UFJ Financial Group, Inc. 3.287%, 7/25/27	50,000	48,037

	Principal Amount	Value
Banks (Continued)
Morgan Stanley GMTN, 5.50%, 7/28/21	$35,000	$37,241
MTN, 2.625%, 11/17/21	15,000	14,649
Series F, 3.875%, 4/29/24	15,000	15,091
GMTN, 3.70%, 10/23/24	30,000	29,892
MTN, 3.125%, 7/27/26	15,000	14,098
GMTN, 4.35%, 9/08/26	40,000	39,928
4.30%, 1/27/45	40,000	38,574
4.375%, 1/22/47	20,000	19,655
PNC Financial Services Group, Inc. 3.30%, 3/08/22	30,000	30,009
3.90%, 4/29/24	20,000	20,125
Santander Holdings USA, Inc. 4.40%, 7/13/27	20,000	19,349
Santander UK PLC 4.00%, 3/13/24	50,000	50,676
State Street Corp. 3.10%, 5/15/23	25,000	24,732
Sumitomo Mitsui Financial Group, Inc. 3.784%, 3/09/26	25,000	25,014
2.632%, 7/14/26	50,000	45,880
US Bancorp MTN, 3.00%, 3/15/22	25,000	24,866
MTN, 3.60%, 9/11/24	20,000	19,857
Wells Fargo & Co. 4.125%, 8/15/23	40,000	40,481
3.00%, 4/22/26	60,000	56,151
3.00%, 10/23/26	50,000	46,538
5.375%, 2/07/35	50,000	56,347
5.606%, 1/15/44	35,000	38,598
Westpac Banking Corp. 3.35%, 3/08/27	50,000	48,257

		2,230,177

Diversified Financial Services — 2.0%
American Express Co. 3.40%, 2/27/23	25,000	24,899
American Express Credit Corp. MTN, 2.70%, 3/03/22	25,000	24,539
MTN, 3.30%, 5/03/27	15,000	14,505
Brookfield Finance, Inc. 4.70%, 9/20/47	10,000	9,753
CME Group, Inc. 5.30%, 9/15/43	15,000	18,062
Synchrony Financial 4.25%, 8/15/24	40,000	39,552
Visa, Inc. 3.15%, 12/14/25	30,000	29,364
4.15%, 12/14/35	25,000	26,275

		186,949

Insurance — 2.4%
American International Group, Inc. 4.50%, 7/16/44	30,000	28,365
4.75%, 4/01/48	15,000	14,862
Berkshire Hathaway, Inc. 3.125%, 3/15/26	30,000	29,163

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers Investment Grade Bond — Interest Rate Hedged ETF (Continued)

May 31, 2018

	Principal Amount	Value
Insurance (Continued)
Chubb INA Holdings, Inc. 4.35%, 11/03/45	$10,000	$10,425
Hartford Financial Services Group, Inc. 5.125%, 4/15/22	75,000	79,904
Manulife Financial Corp. 4.15%, 3/04/26	25,000	25,201
MetLife, Inc. 5.70%, 6/15/35	25,000	28,920
Prudential Financial, Inc. MTN, 4.60%, 5/15/44	15,000	15,652

		232,492

Real Estate Investment Trusts — 1.2%
American Tower Corp. 5.00%, 2/15/24	40,000	41,915
Digital Realty Trust LP 3.70%, 8/15/27	25,000	23,759
Realty Income Corp. 3.25%, 10/15/22	25,000	24,729
Simon Property Group LP 3.25%, 11/30/26	25,000	23,895

		114,298

Industrial — 5.3%
Aerospace/Defense — 1.7%
Lockheed Martin Corp. 4.09%, 9/15/52	22,000	21,139
Northrop Grumman Corp. 3.25%, 8/01/23	20,000	19,895
4.03%, 10/15/47	20,000	18,926
Rockwell Collins, Inc. 3.50%, 3/15/27	50,000	47,990
United Technologies Corp. 3.10%, 6/01/22	20,000	19,809
5.70%, 4/15/40	25,000	28,836

		156,595

Electronics — 0.4%
Fortive Corp. 3.15%, 6/15/26	20,000	18,827
Honeywell International, Inc. 2.50%, 11/01/26	25,000	23,109

		41,936

Environmental Control — 0.1%
Waste Management, Inc. 4.10%, 3/01/45	10,000	9,991

Machinery-Construction & Mining — 0.2%
Caterpillar, Inc. 3.803%, 8/15/42	20,000	19,460

Machinery-Diversified — 0.1%
John Deere Capital Corp. MTN, 2.80%, 3/06/23	10,000	9,804

Miscellaneous Manufacturing — 1.7%
Eaton Corp. 2.75%, 11/02/22	25,000	24,418

	Principal Amount	Value
Miscellaneous Manufacturing (Continued)
General Electric Co. 2.70%, 10/09/22	$40,000	$38,903
MTN, 5.875%, 1/14/38	65,000	74,529
4.125%, 10/09/42	25,000	23,021

		160,871

Transportation — 1.1%
Burlington Northern Santa Fe LLC 3.90%, 8/01/46	25,000	24,006
CSX Corp. 4.10%, 3/15/44	20,000	19,141
FedEx Corp. 5.10%, 1/15/44	20,000	21,461
Union Pacific Corp. 3.799%, 10/01/51	5,000	4,530
United Parcel Service, Inc. 2.45%, 10/01/22	25,000	24,361
3.75%, 11/15/47	10,000	9,430

		102,929

Technology — 10.0%
Computers — 3.3%
Apple, Inc. 1.55%, 8/04/21	36,000	34,624
2.85%, 2/23/23	50,000	49,542
2.40%, 5/03/23	75,000	72,619
3.20%, 5/13/25	17,000	16,746
2.45%, 8/04/26	40,000	36,937
4.45%, 5/06/44	25,000	26,594
4.375%, 5/13/45	18,000	18,881
Hewlett Packard Enterprise Co. 4.90%, 10/15/25	35,000	36,085
International Business Machines Corp. 4.00%, 6/20/42	20,000	19,834

		311,862

Semiconductors — 2.2%
Applied Materials, Inc. 4.35%, 4/01/47	15,000	15,444
Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.00%, 1/15/22	20,000	19,539
3.50%, 1/15/28	35,000	32,345
Intel Corp. 3.70%, 7/29/25	40,000	40,626
4.10%, 5/11/47	25,000	25,549
QUALCOMM, Inc. 3.00%, 5/20/22	50,000	49,276
3.45%, 5/20/25	25,000	24,251

		207,030

Software — 4.5%
Microsoft Corp. 2.40%, 8/08/26	50,000	46,463
3.30%, 2/06/27	50,000	49,589
3.50%, 2/12/35	50,000	48,707
3.75%, 2/12/45	10,000	9,864
3.70%, 8/08/46	30,000	29,183
4.25%, 2/06/47	40,000	42,317

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers Investment Grade Bond — Interest Rate Hedged ETF (Continued)

May 31, 2018

	Principal Amount	Value
Software (Continued)
Oracle Corp. 2.50%, 5/15/22	$35,000	$34,306
3.40%, 7/08/24	25,000	25,001
2.95%, 5/15/25	25,000	24,139
4.30%, 7/08/34	50,000	52,444
4.00%, 7/15/46	30,000	29,511
4.00%, 11/15/47	20,000	19,671
VMware, Inc. 3.90%, 8/21/27	25,000	23,466

		434,661

Utilities — 2.2%
Electric — 2.1%
Berkshire Hathaway Energy Co. 4.50%, 2/01/45	10,000	10,485
Duke Energy Corp. 1.80%, 9/01/21	25,000	23,891
3.75%, 9/01/46	20,000	18,148
Exelon Corp. 4.45%, 4/15/46	20,000	19,967
Florida Power & Light Co. 3.95%, 3/01/48	15,000	15,122
Pacific Gas & Electric Co. 6.05%, 3/01/34	45,000	52,263
Sempra Energy 3.25%, 6/15/27	10,000	9,444
4.00%, 2/01/48	10,000	9,293

	Principal Amount	Value
Electric (Continued)
Southern Co. 4.40%, 7/01/46	$25,000	$25,113
Virginia Electric & Power Co. Series A, 3.50%, 3/15/27	15,000	14,798

		198,524

Gas — 0.1%
NiSource, Inc. 3.49%, 5/15/27	15,000	14,455

TOTAL CORPORATE BONDS (Cost $9,631,874)		9,301,396

	Number of Shares
SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.68% (b)(c) (Cost $17,820)	17,820	17,820

TOTAL INVESTMENTS — 97.7% (Cost $9,649,694)		$9,319,216
Other assets and liabilities, net — 2.3%		218,793

NET ASSETS — 100.0%		$9,538,009

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2018 is as follows:

Value ($) at 5/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2018	Value ($) at 5/31/2018
SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.68% (b)(c)
–	17,820	—	—	—	176	—	17,820	17,820

(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2018 amounted to $17,185, which is 0.2% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2018.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Xtrackers Investment Grade Bond — Interest Rate Hedged ETF (Continued)

May 31, 2018

At May 31, 2018, open futures contracts sold were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Note	USD	22	$2,506,906	$2,505,593	9/28/2018	$1,313
10-Year U.S. Treasury Note	USD	19	2,289,297	2,288,313	9/19/2018	984
10-Year Ultra U.S. Treasury Note	USD	7	899,062	898,406	9/19/2018	656
2-Year U.S. Treasury Note	USD	4	848,984	848,937	9/28/2018	47
Ultra Long U.S. Treasury Bond	USD	9	1,433,250	1,435,500	9/19/2018	(2,250)
U.S. Treasury Long Bond	USD	12	1,738,313	1,741,500	9/19/2018	(3,187)

Total net unrealized depreciation						$(2,437)

Currency Abbreviations

USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (d)	$—	$9,301,396	$—	$9,301,396
Short-Term Investments	17,820	—	—	17,820
Derivatives (e)
Futures Contracts	3,000	—	—	3,000

TOTAL	$20,820	$9,301,396	$—	$9,322,216

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (e)
Futures Contracts	$(5,437)	$—	$—	$(5,437)

TOTAL	$(5,437)	$—	$—	$(5,437)

(d)	See Schedule of Investments for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

There have been no transfers between fair value measurement levels during the year ended May 31, 2018.

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF

May 31, 2018

	Principal Amount	Value
MUNICIPAL BONDS — 98.7%
Alabama — 1.8%
Alabama Federal Aid Highway Finance Authority, Government FD/ Grant Revenue, Series A, 5.00%, 6/01/37	$200,000	$234,712
County of Jefferson AL Sewer Revenue, Series A, 5.00%, 10/01/44	100,000	110,019
Series D, 6.50%, 10/01/53	580,000	685,734

		1,030,465

Arizona — 1.9%
Salt River Project Agricultural Improvement & Power District, Electric, Power & Light Revenue, Series A, 5.00%, 1/01/38	450,000	523,134
Series A, 5.00%, 1/01/39	500,000	588,600

		1,111,734

California — 20.4%
Alameda Corridor Transportation Authority, Transit Revenue, Series B, 5.00%, 10/01/35	165,000	185,138
Bay Area Toll Authority, Highway Revenue Tolls, 5.00%, 10/01/54	1,350,000	1,499,512
City of Los Angeles CA Wastewater System Revenue, Sewer Revenue, Series A, 5.00%, 6/01/43	100,000	111,813
City of Los Angeles Department of Airports, Private Airport & Marina Revenue, Series B, AMT, 5.00%, 5/15/46	975,000	1,098,737
East Bay Municipal Utility District Water System Revenue, Water Revenue, Series A, 5.00%, 6/01/45	100,000	117,468
Foothill-Eastern Transportation Corridor Agency, Highway Revenue Tolls, Series C, 6.25%, 1/15/33	1,000,000	1,172,370
Series A, 6.00%, 1/15/49	550,000	641,135
Los Angeles County Sanitation Districts Financing Authority, Sewer Revenue, Series A, 4.00%, 10/01/42	100,000	105,130
Los Angeles Department of Water & Power, Electric, Power & Light Revenue, Series A, 5.00%, 7/01/42	500,000	584,575
Series A, 5.00%, 7/01/46	750,000	860,250
Los Angeles Department of Water, Water Revenue, Series A, 5.00%, 7/01/41	200,000	233,996
Series A, 5.00%, 7/01/41	500,000	576,815
Norman Y Mineta San Jose International Airport SJC, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 3/01/41	500,000	567,155
San Diego County Regional Airport Authority, Private Airport & Marina Revenue, Series B, AMT, 5.00%, 7/01/43	600,000	656,682

	Principal Amount	Value
California (Continued)
San Diego County Regional Transportation Commission, Sales Tax Revenue, Series A, 4.75%, 4/01/48	$250,000	$270,710
San Francisco City & County Airport Commission-San Francisco International Airport, Private Airport & Marina Revenue, Series B, AMT, 5.00%, 5/01/46	500,000	564,665
Series C, 5.00%, 5/01/46	1,350,000	1,550,057
San Joaquin Hills Transportation Corridor Agency, Highway Revenue Tolls, Series A, 5.00%, 1/15/44	1,000,000	1,090,930

		11,887,138

Connecticut — 0.3%
State of Connecticut Special Tax, Fuel Sales Tax Revenue, Series A, 5.00%, 10/01/33	145,000	157,902

District of Columbia — 2.5%
District of Columbia Water & Sewer Authority, Water Revenue, Series C, 5.00%, 10/01/44	630,000	708,643
Series A, 5.00%, 10/01/48	200,000	222,142
Metropolitan Washington Airports Authority, Private Airport & Marina Revenue, Series A, 5.00%, 10/01/35	455,000	517,271

		1,448,056

Florida — 4.6%
County of Broward FL Airport System Revenue, Private Airport & Marina Revenue, Series A, AMT, 5.25%, 10/01/43	35,000	39,048
County of Miami-Dade FL Aviation Revenue, Series A, AMT, 5.00%, 10/01/38	500,000	551,125
County of Miami-Dade FL Aviation, Private Airport & Marina Revenue, 5.00%, 10/01/36	415,000	461,468
County of Miami-Dade FL Transit System, Sales Tax Revenue, 4.00%, 7/01/38	90,000	94,172
County of Miami-Dade FL Water & Sewer System Revenue, Water Revenue, Series A, 4.00%, 10/01/44	165,000	171,244
Greater Orlando Aviation Authority, Private Airport & Marina Revenue, Series A, 5.00%, 10/01/52	500,000	561,750
Orlando-Orange County Expressway Authority, Highway Revenue Tolls, 5.00%, 7/01/35	200,000	222,578
Tampa-Hillsborough County Expressway Authority, Highway Revenue Tolls, Series B, 4.00%, 7/01/42	500,000	521,060

		2,622,445

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

May 31, 2018

	Principal Amount	Value
Georgia — 1.4%
City of Atlanta GA Water & Wastewater, Water Revenue, 5.00%, 11/01/40	$700,000	$792,813

Guam — 0.1%
Guam Government Waterworks Authority, Water Revenue, 5.00%, 1/01/46	50,000	53,030

Hawaii — 1.0%
City & County Honolulu HI Wastewater System, Sewer Revenue, Series A, 5.00%, 7/01/40	500,000	566,375

Illinois — 6.2%
Chicago Midway International Airport, Private Airport & Marina Revenue, Series B, 5.00%, 1/01/41	500,000	554,075
Chicago O’Hare International Airport, Private Airport & Marina Revenue, Series D, AMT, 5.00%, 1/01/42	800,000	881,976
Series D, 5.00%, 1/01/47	500,000	562,225
City of Chicago IL Waterworks, Water Revenue, 5.00%, 11/01/39	275,000	297,341
Illinois Municipal Electric Agency, Electric, Power & Light Revenue, Series A, 4.00%, 2/01/34	45,000	47,021
Illinois State Toll Highway Authority, Highway Revenue Tolls, Series A, 5.00%, 12/01/31	10,000	11,492
Series C, 5.00%, 1/01/36	50,000	55,705
Series A, 5.00%, 1/01/40	1,090,000	1,214,772

		3,624,607

Indiana — 0.6%
Indiana Finance Authority, Series C, 5.00%, 6/01/29	100,000	122,817
Indiana Municipal Power Agency, Electric, Power & Light Revenue, 5.00%, 1/01/42	200,000	227,724

		350,541

Kansas — 0.1%
State of Kansas Department of Transportation, Fuel Sales Tax Revenue, Series A, 5.00%, 9/01/28	30,000	34,608

Louisiana — 1.7%
Louisiana Local Government Environmental Facilities & Community Development Authority, Industrial Revenue, 3.50%, 11/01/32	250,000	247,757
New Orleans Aviation Board, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 1/01/45	700,000	765,478

		1,013,235

	Principal Amount	Value
Massachusetts — 1.1%
Commonwealth of Massachusetts Transportation Fund, Fuel Sales Tax Revenue, Series A, 5.00%, 6/01/44	$600,000	$670,242

New Jersey — 3.6%
New Jersey Turnpike Authority, Highway Revenue Tolls, Series A, 5.00%, Issued 4/11/17, 1/01/31	10,000	11,650
Series A, 5.00%, Issued 5/22/14, 1/01/31	200,000	225,970
Series B, 5.00%, 1/01/31	20,000	23,599
Series A, 5.00%, 1/01/33	10,000	11,559
Series G, 3.25%, 1/01/38	395,000	378,916
Series E, 5.00%, 1/01/45	1,350,000	1,504,035

		2,155,729

New York — 26.1%
Long Island Power Authority, Electric, Power & Light Revenue, 5.00%, 9/01/44	200,000	222,244
Metropolitan Transportation Authority, Transit Revenue, Series B, 5.00%, 11/15/37	1,000,000	1,138,640
Sub-Series D-1, 5.00%, 11/15/39	20,000	22,316
Series A-1, 5.25%, 11/15/39	20,000	22,621
Series D, 4.00%, 11/15/42	300,000	309,954
Series E, 5.00%, 11/15/43	80,000	88,111
Sub-Series D-1, 5.25%, 11/15/44	50,000	56,989
Sub-Series A-1, 5.00%, 11/15/45	1,300,000	1,442,142
Series D, 4.00%, 11/15/46	500,000	514,900
MTA Hudson Rail Yards Trust Obligations, Lease Revenue, Series A, 5.00%, 11/15/56	515,000	555,386
New York City Transitional Finance Authority Future Tax Secured, Income Tax Revenue, Series I, 5.00%, 5/01/38	390,000	433,621
Sub-Series A-1, 5.00%, 11/01/38	410,000	459,999
Sub-Series B-1, 5.00%, 8/01/39	600,000	673,812
Sub-Series A-1, 5.00%, 5/01/40	500,000	569,925
New York City Transitional Finance Authority Future Tax Secured, Sales Tax Revenue, Series E-1, 5.00%, 2/01/41	250,000	281,088
New York City Water & Sewer System, Water Revenue, Series CC-1, 4.00%, 6/15/37	95,000	100,461
Series DD, 5.00%, 6/15/38	575,000	642,551
Series GG, 5.00%, 6/15/39	650,000	738,459
Series HH, 5.00%, 6/15/39	150,000	170,414
Sub-Series CC-1, 4.00%, 6/15/46	50,000	51,879
5.00%, 6/15/46	500,000	564,985
Series CC, 5.00%, 6/15/47	495,000	567,008
Series CC, 5.00%, 6/15/47	555,000	610,550
Series CC-1, 5.00%, 6/15/47	500,000	556,830
Series DD, 5.00%, 6/15/47	1,200,000	1,377,492

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

May 31, 2018

	Principal Amount	Value
New York (Continued)
New York Transportation Development Corp, Private Airport & Marina Revenue, AMT, 5.00%, 1/01/30	$400,000	$457,548
Port Authority of New York & New Jersey, Private Airport & Marina Revenue, 5.00%, 10/15/35	65,000	74,500
5.00%, 10/15/41	1,150,000	1,303,353
Utility Debt Securitization Authority, Electric, Power & Light Revenue, Series TE, 5.00%, 12/15/41	1,100,000	1,235,773

		15,243,551

Ohio — 0.3%
Northeast Ohio Regional Sewer District, Sewer Revenue, 4.00%, 11/15/49	200,000	206,658
Ohio Water Development Authority Water Pollution Control Loan Fund, Water Revenue, Series A, 5.00%, 12/01/29	10,000	11,958
Series A, 5.00%, 6/01/30	10,000	11,949

		230,565

Oklahoma — 0.6%
Oklahoma Turnpike Authority, Highway Revenue Tolls, Series C, 4.00%, 1/01/42	350,000	366,296

Pennsylvania — 5.1%
City of Philadelphia PA Airport Revenue, Private Airport & Marina Revenue, Series B, AMT, 5.00%, 7/01/47	300,000	336,705
City of Philadelphia PA Water & Wastewater, Water Revenue, Series A, 5.00%, 7/01/40	395,000	440,891
Delaware River Joint Toll Bridge Commission, Highway Revenue Tolls, 5.00%, 7/01/42	40,000	46,073
Lehigh County Authority, Water Revenue, Series A, 5.00%, 12/01/43	20,000	21,937
Pennsylvania Economic Development Financing Authority, Industrial Revenue, 5.00%, 12/31/34	390,000	431,687
Pennsylvania Turnpike Commission, Highway Revenue Tolls, Sub-Series B-1, 5.00%, 6/01/42	100,000	110,592
Series C, 5.00%, 12/01/44	520,000	574,792
Series A-1, 5.00%, 12/01/46	900,000	1,003,365

		2,966,042

Puerto Rico — 1.2%
Puerto Rico Highway & Transportation Authority, Fuel Sales Tax Revenue, Series CC, 5.25%, 7/01/36	400,000	442,316
Series N, 5.25%, 7/01/36	175,000	193,498

	Principal Amount	Value
Puerto Rico (Continued)
Puerto Rico Highway & Transportation Authority, Highway Revenue Tolls, Series L, 5.25%, 7/01/35	$50,000	$49,820
Series L, 5.25%, 7/01/41	25,000	27,683

		713,317

South Carolina — 4.7%
South Carolina Public Service Authority, Miscellaneous Revenue, Series C, 5.00%, 12/01/46	1,130,000	1,210,049
South Carolina Public Service Authority, Nuclear Revenue, Series E, 5.00%, 12/01/48	500,000	529,995
Series A, 5.00%, 12/01/49	200,000	212,862
Series A, 5.50%, 12/01/54	290,000	316,358
Series A, 5.00%, 12/01/55	365,000	389,824
Series E, 5.25%, 12/01/55	50,000	54,484

		2,713,572

Texas — 9.8%
Central Texas Regional Mobility Authority, Highway Revenue Tolls, Series A, 5.00%, 1/01/45	700,000	763,910
City of Austin TX Water & Wastewater System, Water Revenue, 5.00%, 11/15/39	500,000	559,870
City of Houston TX Combined Utility System, Water Revenue, Series B, 5.00%, 11/15/36	500,000	574,925
Series D, 5.00%, 11/15/39	85,000	96,120
City of San Antonio TX Electric & Gas Systems, Electric, Power & Light Revenue, 5.00%, 2/01/47	150,000	172,566
Dallas Area Rapid Transit, Sales Tax Revenue, Series A, 5.00%, 12/01/46	300,000	339,345
Grand Parkway Transportation Corp., Highway Revenue Tolls, Series A, 5.50%, 4/01/53	40,000	45,033
North Texas Tollway Authority, Highway Revenue Tolls, Series A, 5.00%, 1/01/38	500,000	552,350
Series A, 5.00%, 1/01/48	1,500,000	1,718,460
San Antonio Water System, Water Revenue, Series B, 5.00%, 5/15/39	155,000	175,138
Texas Water Development Board, Water Revenue, Series A, 5.00%, 10/15/45	600,000	682,134

		5,679,851

Utah — 0.9%
Salt Lake City Corp Airport, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 7/01/47	450,000	508,055

Virginia — 1.4%
Chesapeake Bay Bridge & Tunnel District, Highway Revenue Tolls, 5.00%, 7/01/41	190,000	213,875

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

May 31, 2018

	Principal Amount	Value
Virginia (Continued)
Virginia Small Business Financing Authority, Highway Revenue Tolls, 5.00%, 12/31/52	$550,000	$604,219

		818,094

Washington — 1.1%
Central Puget Sound Regional Transit Authority, Sales Tax Revenue, Series S-1, 5.00%, 11/01/29	10,000	11,666
Series S1, 5.00%, 11/01/45	400,000	452,780
Energy Northwest, Nuclear Revenue, Series A, 5.00%, 7/01/28	75,000	89,869
Series A, 5.00%, 7/01/28	115,000	137,799

		692,114

	Principal Amount	Value
Wisconsin — 0.2%
Wisconsin Department of Transportation, Miscellaneous Revenue, Series 2, 5.00%, 7/01/29	$75,000	$89,667
Series 2, 5.00%, 7/01/30	45,000	53,680

		143,347

TOTAL MUNICIPAL BONDS (Cost $58,075,173)		57,593,724

TOTAL INVESTMENTS — 98.7% (Cost $58,075,173)		$57,593,724
Other assets and liabilities, net — 1.3%		749,122

NET ASSETS — 100.0%		$58,342,846

AMT:	Alternative Minimum Tax

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds (a)	$—	$57,593,724	$—	$57,593,724

TOTAL	$—	$57,593,724	$—	$57,593,724

(a)	See Schedule of Investments for additional detailed categorizations.

There have been no transfers between fair value measurement levels during the year ended May 31, 2018.

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF

May 31, 2018

	Number of Shares	Value
COMMON STOCKS — 98.8%
Australia — 3.7%
Amcor Ltd.	8,901	$94,693
ASX Ltd.	1,524	69,915
Aurizon Holdings Ltd.	16,217	52,886
Bendigo & Adelaide Bank Ltd.	4,091	33,307
Crown Resorts Ltd.	2,896	29,144
Fortescue Metals Group Ltd.	11,850	42,052
Harvey Norman Holdings Ltd.	4,867	13,257
Insurance Australia Group Ltd.	18,563	114,192
LendLease Group (a)	4,569	64,925
Medibank Pvt Ltd.	21,115	46,812
Sonic Healthcare Ltd.	3,171	56,528
Telstra Corp. Ltd.	32,376	68,592
Wesfarmers Ltd.	8,915	307,327

		993,630

Brazil — 0.7%
BB Seguridade Participacoes SA	5,955	41,672
Cielo SA	9,713	44,209
Cosan SA Industria e Comercio	1,634	17,024
Hypera SA	2,936	22,232
IRB Brasil Resseguros S/A	854	11,058
Kroton Educacional SA	10,961	31,817
Petrobras Distribuidora SA	3,369	16,465
Porto Seguro SA	902	10,296

		194,773

Canada — 11.4%
Bank of Nova Scotia	9,489	572,324
BCE, Inc.	1,278	53,211
Canadian Imperial Bank of Commerce	3,497	305,165
CI Financial Corp.	2,057	39,865
First Capital Realty, Inc.	1,345	21,795
Great-West Lifeco, Inc.	2,372	60,178
IGM Financial, Inc.	628	18,551
Inter Pipeline Ltd.	3,056	57,695
Keyera Corp.	1,623	45,479
Nutrien Ltd.	5,094	257,645
Power Corp. of Canada	2,940	68,469
Power Financial Corp.	1,947	48,495
Royal Bank of Canada	11,398	861,088
Shaw Communications, Inc., Class B	3,462	69,656
Sun Life Financial, Inc.	4,858	200,694
TELUS Corp.	1,544	54,264
TransCanada Corp.	7,018	293,661

		3,028,235

Chile — 0.2%
Aguas Andinas SA, Class A	25,213	14,626
Banco Santander Chile	545,601	43,749

		58,375

China — 5.7%
Agricultural Bank of China Ltd., Class H	232,452	120,313
China Construction Bank Corp., Class H	757,619	764,945
China Vanke Co. Ltd., Class H	9,669	34,576
Chongqing Changan Automobile Co. Ltd., Class B	7,900	8,651

	Number of Shares	Value
China (Continued)
Great Wall Motor Co. Ltd., Class H	24,478	$23,872
Hengan International Group Co. Ltd.	5,815	55,376
Industrial & Commercial Bank of China Ltd., Class H	548,817	454,774
Jiangsu Expressway Co. Ltd., Class H	11,053	16,684
SAIC Motor Corp. Ltd., Class A	400	2,265
Sinopec Shanghai Petrochemical Co. Ltd., Class H	25,406	18,753
Xinyi Solar Holdings Ltd.	22,169	9,185
Yuzhou Properties Co. Ltd.	14,515	10,214
Zhejiang Expressway Co. Ltd., Class H	10,466	10,474

		1,530,082

Czech Republic — 0.2%
Komercni banka AS	592	23,956
Moneta Money Bank AS, 144A	2,800	9,773
O2 Czech Republic AS*(b)	460	5,824

		39,553

Denmark — 0.1%
Tryg A/S	1,006	23,144

Finland — 2.0%
Elisa OYJ	1,025	45,765
Kone OYJ, Class B	2,645	130,756
Nokian Renkaat OYJ	878	34,037
Sampo OYJ, Class A	3,423	168,138
UPM-Kymmene OYJ	4,081	149,629

		528,325

France — 9.0%
AXA SA	15,226	379,016
Bouygues SA	1,678	77,448
CNP Assurances (c)	1,298	30,333
Eutelsat Communications SA	1,403	26,908
Sanofi (c)	8,881	680,372
SCOR SE	1,189	43,831
Societe BIC SA (c)	210	20,395
TOTAL SA	18,995	1,154,097

		2,412,400

Germany — 9.3%
Allianz SE	3,478	716,080
BASF SE	7,256	713,591
Bayerische Motoren Werke AG	2,641	263,213
Daimler AG	7,199	518,321
Evonik Industries AG	1,346	47,104
Hannover Rueck SE	445	56,101
Innogy SE, 144A	1,043	43,964
ProSiebenSat.1 Media SE	1,752	51,475
TUI AG	3,332	77,457

		2,487,306

Greece — 0.1%
OPAP SA	1,867	20,050

Hong Kong — 3.7%
BOC Hong Kong Holdings Ltd.	29,108	146,391
China Everbright Ltd.	7,989	17,558

See Notes to Financial Statements.	36

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
Hong Kong (Continued)
China Merchants Port Holdings Co. Ltd.	11,580	$26,425
China Resources Power Holdings Co. Ltd.	15,017	30,746
CLP Holdings Ltd.	13,183	138,483
Guangdong Investment Ltd.	24,249	40,868
Hang Lung Properties Ltd.	16,908	38,368
Hang Seng Bank Ltd.	6,007	150,325
HKT Trust & HKT Ltd. (a)	29,401	36,919
Hysan Development Co. Ltd.	5,154	29,797
Kingboard Chemical Holdings Ltd.	5,153	20,496
Kingboard Laminates Holdings Ltd.	8,541	11,324
New World Development Co. Ltd. (c)	48,470	74,397
NWS Holdings Ltd.	13,761	25,613
Power Assets Holdings Ltd.	10,845	75,418
Shimao Property Holdings Ltd.	9,586	28,352
Sino Land Co. Ltd.	25,987	44,989
Wharf Holdings Ltd.	10,630	34,353
Yue Yuen Industrial Holdings Ltd.	6,083	18,805

		989,627

Indonesia — 1.1%
PT Adaro Energy Tbk	138,455	18,783
PT Bank Rakyat Indonesia Persero Tbk	453,277	100,474
PT Gudang Garam Tbk	3,815	18,807
PT Indofood Sukses Makmur Tbk	42,396	21,587
PT Matahari Department Store Tbk	22,613	14,891
PT Telekomunikasi Indonesia Persero Tbk	411,114	104,147

		278,689

Italy — 1.1%
Assicurazioni Generali SpA	9,356	158,904
Snam SpA	18,866	77,254
Terna Rete Elettrica Nazionale SpA	11,329	59,920

		296,078

Japan — 3.9%
Canon, Inc.	7,770	265,615
Japan Tobacco, Inc.	8,709	235,350
MS&AD Insurance Group Holdings, Inc.	3,678	117,268
Nissan Motor Co. Ltd.	18,481	183,798
Sekisui House Ltd.	5,075	90,714
Subaru Corp.	4,848	148,593

		1,041,338

Luxembourg — 0.1%
RTL Group SA	288	21,701

Macau — 0.4%
Sands China Ltd.	18,974	113,566

Malaysia — 0.8%
Alliance Bank Malaysia Bhd	5,800	6,179
Astro Malaysia Holdings Bhd	14,500	5,100
HAP Seng Consolidated Bhd	4,282	10,544
Maxis Bhd	20,700	30,114
MISC Bhd	10,000	14,749
Petronas Gas Bhd	5,300	23,410
SP Setia Bhd Group	14,496	11,218
Tenaga Nasional Bhd	25,200	91,176

	Number of Shares	Value
Malaysia (Continued)
Westports Holdings Bhd	8,400	$7,281

		199,771

Netherlands — 0.2%
Randstad NV	925	55,132

New Zealand — 0.1%
Spark New Zealand Ltd.	14,150	36,338

Norway — 0.8%
Gjensidige Forsikring ASA	1,471	22,705
Orkla ASA	6,735	60,744
Telenor ASA	5,877	121,059

		204,508

Philippines — 0.1%
Globe Telecom, Inc.	317	9,751
Manila Electric Co.	2,370	14,562

		24,313

Portugal — 0.4%
EDP — Energias de Portugal SA	20,581	80,481
Jeronimo Martins SGPS SA	2,016	31,652

		112,133

Qatar — 0.3%
Barwa Real Estate Co.	838	7,892
Masraf Al Rayan QSC	2,959	27,201
Qatar Electricity & Water Co. QSC	399	20,821
Qatar Islamic Bank SAQ	912	28,753

		84,667

Russia — 2.7%
Alrosa PJSC	18,823	26,667
Gazprom PJSC	85,427	198,739
Inter RAO UES PJSC	189,462	12,402
LUKOIL PJSC	3,400	229,603
MMC Norilsk Nickel PJSC	476	84,856
PhosAgro PJSC, GDR	776	10,321
RusHydro PJSC	957,548	11,121
Severstal PJSC	1,597	25,695
Tatneft PJSC	12,352	132,086

		731,490

Singapore — 1.0%
ComfortDelGro Corp. Ltd.	18,887	34,739
Singapore Exchange Ltd.	6,341	34,326
Singapore Technologies Engineering Ltd.	12,556	32,670
Singapore Telecommunications Ltd.	65,746	161,237

		262,972

South Africa — 3.1%
Barclays Africa Group Ltd.	5,622	71,770
Exxaro Resources Ltd.	2,205	21,824
FirstRand Ltd.	26,311	124,647
Foschini Group Ltd.	1,953	28,411
Investec Ltd.	2,203	16,025
Investec PLC	5,218	38,577
Liberty Holdings Ltd.	984	9,437
Life Healthcare Group Holdings Ltd.	11,517	25,917

See Notes to Financial Statements.	37

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
South Africa (Continued)
MMI Holdings Ltd.	8,767	$12,945
Nedbank Group Ltd.	1,699	36,703
Netcare Ltd.	8,202	19,176
RMB Holdings Ltd.	5,158	29,580
Sanlam Ltd.	13,680	82,145
SPAR Group Ltd.	1,743	26,527
Standard Bank Group Ltd.	10,030	164,250
Truworths International Ltd.	3,169	21,038
Vodacom Group Ltd. (c)	4,568	51,757
Woolworths Holdings Ltd.	7,421	34,184

		814,913

South Korea — 0.8%
Cheil Worldwide, Inc.	534	9,809
DB Insurance Co. Ltd.	395	21,436
Hyundai Marine & Fire Insurance Co. Ltd.	493	15,573
KT&G Corp.	959	85,407
Samsung Fire & Marine Insurance Co. Ltd.	245	56,934
SK Telecom Co. Ltd.	167	34,393

		223,552

Spain — 2.6%
Aena SME SA, 144A	529	101,456
Enagas SA	1,919	51,095
Endesa SA	2,510	55,214
Gas Natural SDG SA	2,816	68,997
Iberdrola SA	46,082	326,622
Mapfre SA	8,377	25,346
Red Electrica Corp. SA	3,609	70,143

		698,873

Sweden — 0.9%
Hennes & Mauritz AB, Class B (c)	6,941	104,433
ICA Gruppen AB	608	18,732
Skanska AB, Class B	2,580	47,427
Swedish Match AB	1,386	65,599

		236,191

Switzerland — 7.1%
Adecco Group AG	1,264	76,012
Kuehne + Nagel International AG	402	60,764
Roche Holding AG	5,519	1,184,808
Swiss Life Holding AG	257	87,836
Swiss Prime Site AG	557	52,097
Swisscom AG (c)	194	86,749
Zurich Insurance Group AG	1,176	349,534

		1,897,800

Taiwan — 6.3%
ASE Industrial Holding Co. Ltd.	27,687	70,231
Cathay Financial Holding Co. Ltd.	65,952	117,986
Chicony Electronics Co. Ltd.	4,069	9,615
Chunghwa Telecom Co. Ltd.	30,195	109,849
Compal Electronics, Inc.	32,618	21,447
CTBC Financial Holding Co. Ltd.	140,668	101,411
Far EasTone Telecommunications Co. Ltd.	11,795	30,077
Feng TAY Enterprise Co. Ltd.	2,915	12,940
First Financial Holding Co. Ltd.	79,371	53,909

	Number of Shares	Value
Taiwan (Continued)
Formosa Chemicals & Fibre Corp.	28,512	$109,436
Formosa Petrochemical Corp.	10,721	43,476
Formosa Plastics Corp.	35,259	126,507
Formosa Taffeta Co. Ltd.	3,795	4,224
Foxconn Technology Co. Ltd.	7,991	19,683
Fubon Financial Holding Co. Ltd.	53,750	93,466
Hon Hai Precision Industry Co. Ltd.	128,604	367,851
Hotai Motor Co. Ltd.	2,481	22,647
Inventec Corp.	21,901	17,726
Lite-On Technology Corp.	18,481	24,118
Micro-Star International Co. Ltd.	4,994	20,835
Nan Ya Plastics Corp.	41,890	117,023
Nien Made Enterprise Co. Ltd.	1,257	9,964
Novatek Microelectronics Corp.	4,572	20,677
Pegatron Corp.	16,003	33,810
Phison Electronics Corp.	787	7,237
Pou Chen Corp.	18,291	22,405
Powertech Technology, Inc.	5,287	15,776
Realtek Semiconductor Corp.	2,622	10,020
Taiwan Mobile Co. Ltd.	12,454	45,723
Vanguard International Semiconductor Corp.	5,692	12,462
Zhen Ding Technology Holding Ltd.	3,503	7,915

		1,680,446

Thailand — 1.3%
Bangkok Bank PCL	2,100	12,407
Glow Energy PCL, NVDR	6,231	16,556
Land & Houses PCL, NVDR	32,000	11,104
PTT Global Chemical PCL, NVDR	18,845	52,576
PTT PCL, NVDR	85,200	139,159
Siam Cement PCL	3,300	46,008
Siam Commercial Bank PCL, NVDR	13,400	55,711
Thai Oil PCL, NVDR	8,200	23,583

		357,104

Turkey — 0.3%
Arcelik AS	2,491	9,124
Eregli Demir ve Celik Fabrikalari TAS	11,474	28,398
Ford Otomotiv Sanayi AS	712	10,043
TAV Havalimanlari Holding AS	1,805	8,728
Tofas Turk Otomobil Fabrikasi AS	1,482	8,165
Tupras Turkiye Petrol Rafinerileri AS	989	23,126

		87,584

United Arab Emirates — 0.6%
Abu Dhabi Commercial Bank PJSC	17,159	32,840
Aldar Properties PJSC	31,843	17,772
DAMAC Properties Dubai Co. PJSC	17,452	11,356
Dubai Investments PJSC	18,794	10,540
Dubai Islamic Bank PJSC	14,150	19,531
Emaar Malls PJSC	22,360	12,479
Emirates Telecommunications Group Co. PJSC	14,220	62,716

		167,234

United Kingdom — 16.7%
Admiral Group PLC	1,525	39,073

See Notes to Financial Statements.	38

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
United Kingdom (Continued)
AstraZeneca PLC	9,957	$724,206
Babcock International Group PLC	1,953	21,648
BAE Systems PLC	24,665	209,854
Barratt Developments PLC	8,350	60,621
BT Group PLC	66,352	180,909
Direct Line Insurance Group PLC	10,298	48,988
G4S PLC	11,930	42,846
GlaxoSmithKline PLC	39,014	791,169
Imperial Brands PLC	7,590	273,700
ITV PLC	27,241	58,940
Legal & General Group PLC	47,234	169,575
Marks & Spencer Group PLC	12,963	48,988
National Grid PLC	26,598	294,927
Next PLC	1,129	87,134
Persimmon PLC	2,431	91,610
Rio Tinto Ltd.	3,284	206,167
Rio Tinto PLC	9,461	533,786
Royal Mail PLC	6,832	46,273
Severn Trent PLC	1,806	47,799
SSE PLC	8,023	145,992
Standard Life Aberdeen PLC	21,109	98,451
Taylor Wimpey PLC	26,355	66,684
WPP PLC	10,004	164,068

		4,453,408

TOTAL COMMON STOCKS (Cost $26,742,755)		26,385,301

PREFERRED STOCKS — 0.8%
Brazil — 0.4%
Itausa — Investimentos Itau SA	31,631	95,384

	Number of Shares	Value
Germany — 0.2%
Bayerische Motoren Werke AG	426	$37,270
Schaeffler AG	1,394	20,845

		58,115

South Korea — 0.2%
Hyundai Motor Co.	208	17,251
Hyundai Motor Co. — 2nd Preferred	335	29,368

		46,619

TOTAL PREFERRED STOCKS (Cost $227,666)		200,118

EXCHANGE-TRADED FUND — 0.1%
iShares MSCI ACWI ex US ETF (Cost $33,984)	683	33,501

SECURITIES LENDING COLLATERAL — 2.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.68% (d)(e) (Cost $569,313)	569,313	569,313

TOTAL INVESTMENTS — 101.8%
(Cost $27,573,718)		$27,188,233
Other assets and liabilities, net — (1.8%)		(495,844)

NET ASSETS — 100.0%		$26,692,389

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2018 is as follows:

Value ($) at 5/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2018	Value ($) at 5/31/2018
EXCHANGE-TRADED FUND — 0.0%
Xtrackers MSCI All World ex US Hedged Equity ETF
28,205	64,713	(92,662)	(86)	(170)	531	—	—	—

SECURITIES LENDING COLLATERAL — 2.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.68% (d)(e)
160,019	409,294	—	—	—	1,708	—	569,313	569,313

188,224	474,007	(92,662)	(86)	(170)	2,239	—	569,313	569,313

*	Non-income producing security.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Company declared its annual dividend during the 12-month period ended May 31, 2018, the scheduled payment date was subsequent to May 31, 2018.
(c)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2018 amounted to $536,823, which is 2.0% of net assets.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2018. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $166.

See Notes to Financial Statements.	39

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (Continued)

May 31, 2018

GDR:	Global Depositary Receipt
NVDR:	Non Voting Depositary Receipt
PJSC:	Private Joint Stock Company
QSC:	Qatari Shareholders Company
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$26,385,301	$—	$—	$26,385,301
Preferred Stocks (f)	200,118	—	—	200,118
Exchange-Traded Fund	33,501	—	—	33,501
Short-Term Investments	569,313	—	—	569,313

TOTAL	$27,188,233	$—	$—	$27,188,233

(f)	See Schedule of Investments for additional detailed categorizations.

There have been no transfers between fair value measurement levels during the year ended May 31, 2018.

See Notes to Financial Statements.	40

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE High Dividend Yield Equity ETF

May 31, 2018

	Number of Shares	Value
COMMON STOCKS — 99.5%
Australia — 6.1%
ASX Ltd.	2,612	$119,827
Aurizon Holdings Ltd.	27,030	88,149
Bendigo & Adelaide Bank Ltd.	6,489	52,831
Crown Resorts Ltd.	5,118	51,505
Fortescue Metals Group Ltd.	21,004	74,537
Harvey Norman Holdings Ltd.	7,486	20,391
Insurance Australia Group Ltd.	31,800	195,620
LendLease Group (a)	7,470	106,148
Medibank Pvt Ltd.	37,064	82,170
Telstra Corp. Ltd.	55,973	118,585
Wesfarmers Ltd.	15,225	524,851

		1,434,614

Denmark — 0.2%
Tryg A/S	1,648	37,914

Finland — 3.9%
Elisa OYJ	1,921	85,771
Kone OYJ, Class B	4,530	223,941
Nokian Renkaat OYJ	1,575	61,056
Sampo OYJ, Class A	6,006	295,015
UPM-Kymmene OYJ	7,181	263,291

		929,074

France — 14.0%
AXA SA (b)	26,107	649,873
Bouygues SA	2,904	134,034
CNP Assurances	2,337	54,614
Eutelsat Communications SA	2,346	44,993
Sanofi	15,115	1,157,959
SCOR SE	2,323	85,634
Societe BIC SA	344	33,409
TOTAL SA (b)	19,165	1,164,426

		3,324,942

Germany — 17.2%
Allianz SE	5,451	1,122,297
BASF SE	11,732	1,153,784
Bayerische Motoren Werke AG	4,449	443,405
Daimler AG	12,187	877,452
Evonik Industries AG	2,207	77,235
Hannover Rueck SE	815	102,746
Innogy SE, 144A	1,880	79,244
ProSiebenSat.1 Media SE	3,125	91,816
TUI AG	5,931	137,875

		4,085,854

Hong Kong — 5.3%
BOC Hong Kong Holdings Ltd.	49,575	249,324
CLP Holdings Ltd.	22,047	231,596
Hang Lung Properties Ltd.	27,413	62,206
Hang Seng Bank Ltd.	10,272	257,057
HKT Trust & HKT Ltd. (a)	50,901	63,917
New World Development Co. Ltd. (b)	79,790	122,470
NWS Holdings Ltd.	21,247	39,546
Power Assets Holdings Ltd.	18,784	130,628
Sino Land Co. Ltd.	42,539	73,645

	Number of Shares	Value
Hong Kong (Continued)
Yue Yuen Industrial Holdings Ltd.	9,982	$30,859

		1,261,248

Italy — 2.9%
Assicurazioni Generali SpA	15,707	266,771
Atlantia SpA	6,483	187,601
Snam SpA	30,494	124,870
Terna Rete Elettrica Nazionale SpA	18,971	100,338

		679,580

Japan — 6.9%
Aozora Bank Ltd.	1,623	64,385
Canon, Inc.	13,434	459,238
Japan Tobacco, Inc.	14,700	397,250
Nissan Motor Co. Ltd.	31,200	310,291
Sekisui House Ltd.	8,324	148,789
Subaru Corp.	8,300	254,398

		1,634,351

Luxembourg — 0.2%
RTL Group SA	502	37,825

Macau — 0.8%
Sands China Ltd.	32,405	193,955

New Zealand — 0.3%
Spark New Zealand Ltd.	24,711	63,459

Norway — 1.1%
Gjensidige Forsikring ASA	2,699	41,660
Telenor ASA	10,067	207,367

		249,027

Portugal — 0.8%
EDP — Energias de Portugal SA	34,069	133,225
Jeronimo Martins SGPS SA	3,325	52,203

		185,428

Singapore — 1.8%
ComfortDelGro Corp. Ltd.	29,500	54,260
Singapore Exchange Ltd.	10,150	54,945
Singapore Technologies Engineering Ltd.	21,790	56,697
Singapore Telecommunications Ltd.	109,398	268,290

		434,192

Spain — 4.2%
Enagas SA	3,071	81,769
Endesa SA	4,264	93,798
Gas Natural SDG SA	4,668	114,374
Iberdrola SA	78,084	553,447
Mapfre SA	14,605	44,189
Red Electrica Corp. SA	5,795	112,629

		1,000,206

Sweden — 0.5%
ICA Gruppen AB (b)	1,079	33,244
Skanska AB, Class B	4,564	83,898

		117,142

See Notes to Financial Statements.	41

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
Switzerland — 4.1%
Adecco Group AG	2,180	$131,097
Swiss Prime Site AG	962	89,977
Swisscom AG (b)	341	152,481
Zurich Insurance Group AG	2,033	604,254

		977,809

United Kingdom — 29.2%
Admiral Group PLC	2,715	69,563
AstraZeneca PLC	16,929	1,231,303
BAE Systems PLC	42,833	364,431
Barratt Developments PLC	13,615	98,845
BT Group PLC	113,088	308,335
Direct Line Insurance Group PLC	18,561	88,296
GlaxoSmithKline PLC	61,200	1,241,082
ITV PLC	48,534	105,010
Legal & General Group PLC	80,101	287,570
Marks & Spencer Group PLC	21,851	82,576
National Grid PLC	45,154	500,682
Next PLC	1,978	152,658
Persimmon PLC	4,153	156,502
Rio Tinto Ltd.	5,553	348,613
Rio Tinto PLC	16,100	908,355
Royal Mail PLC	12,166	82,400
Severn Trent PLC	3,152	83,423
SSE PLC	13,665	248,657

	Number of Shares	Value
United Kingdom (Continued)
Standard Life Aberdeen PLC	35,900	$167,435
Taylor Wimpey PLC	44,001	111,333
WPP PLC	16,938	277,788

		6,914,857

TOTAL COMMON STOCKS (Cost $23,866,229)		23,561,477

PREFERRED STOCKS — 0.4%
Germany — 0.4%
Bayerische Motoren Werke AG	739	64,654
Schaeffler AG	2,142	32,030

		96,684

TOTAL PREFERRED STOCKS (Cost $100,532)		96,684

SECURITIES LENDING COLLATERAL — 10.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.68% (c)(d) (Cost $2,589,430)	2,589,430	2,589,430

TOTAL INVESTMENTS — 110.8% (Cost $26,556,191)		$26,247,591
Other assets and liabilities, net — (10.8%)		(2,556,852)

NET ASSETS — 100.0%		$23,690,739

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2018 is as follows:

Value ($) at 5/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2018	Value ($) at 5/31/2018
EXCHANGE TRADED FUND — 0.0%
Xtrackers MSCI EAFE Hedged Equity ETF
23,654	79,226	(102,942)	774	(712)	707	—	—	—

SECURITIES LENDING COLLATERAL — 10.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.68% (c)(d)
262,817	2,326,613	—	—	—	3,204	—	2,589,430	2,589,430

286,471	2,405,839	(102,942)	774	(712)	3,911	—	2,589,430	2,589,430

(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2018 amounted to $2,452,118, which is 10.4% of net assets.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2018. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $359.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.	42

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (Continued)

May 31, 2018

At May 31, 2018, open futures contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
EURO STOXX Futures	EUR	1	$42,165	$39,770	6/15/2018	$(1,331)

Currency Abbreviations

EUR	Euro

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$23,561,477	$—	$—	$23,561,477
Preferred Stocks	96,684	—	—	96,684
Short-Term Investments	2,589,430	—	—	2,589,430

TOTAL	$26,247,591	$—	$—	$26,247,591

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Futures Contracts	$(1,331)	$—	$—	$(1,331)

TOTAL	$(1,331)	$—	$—	$(1,331)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

There have been no transfers between fair value measurement levels during the year ended May 31, 2018.

See Notes to Financial Statements.	43

DBX ETF Trust

Statements of Assets and Liabilities

May 31, 2018

	Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF	Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF	Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	Xtrackers Municipal Infrastructure Revenue Bond ETF
Assets
Investments in non-affiliated securities at value	$8,390,926	$—	$9,301,396	$57,593,724
Investment in affiliated securities at value	—	3,362,418	—	—
Investment in DWS Government & Agency Securities Portfolio*	18,900	302,748	17,820	—
Cash	47,025	12,278	—	613,113
Deposit with broker for futures contracts	81,250	19,380	101,630	—
Receivables:
Investment securities sold	531,492	97,159	229,244	—
Interest	132,864	—	92,053	796,929
Securities lending income	34	1,299	39	—
Foreign tax reclaim	—	—	46	—

Total Assets	$9,202,491	$3,795,282	$9,742,228	$59,003,766

Liabilities
Due to custodian	$—	$—	$10,955	$—
Payable upon return of securities loaned	18,900	302,748	17,820	—
Payables:
Investment securities purchased	634,371	86,426	147,987	646,178
Variation margin on futures contracts	19,443	3,295	25,423	—
Investment advisory fees	3,292	416	2,034	14,742

Total Liabilities	676,006	392,885	204,219	660,920

Net Assets, at value	$8,526,485	$3,402,397	$9,538,009	$58,342,846

Net Assets Consist of
Paid-in capital	$8,739,275	$3,970,368	$9,900,700	$58,865,883
Undistributed net investment income	27,323	16,014	27,908	131,605
Accumulated net realized gain (loss)	97,306	(533,992)	(57,684)	(173,193)
Net unrealized appreciation (depreciation)	(337,419)	(49,993)	(332,915)	(481,449)

Net Assets, at value	$8,526,485	$3,402,397	$9,538,009	$58,342,846

Number of Common Shares outstanding	350,001	150,001	400,001	2,200,001

Net Asset Value	$24.36	$22.68	$23.84	$26.52

Investments in non-affiliated securities at cost	$8,728,579	$—	$9,631,874	$58,075,173

Investments in affiliated securities at cost	$—	$3,414,520	$—	$—

Value of securities loaned	$17,916	$295,314	$17,185	$—

Investment in DWS Government & Agency Securities Portfolio at cost*	$18,900	$302,748	$17,820	$—

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	44

DBX ETF Trust

Statements of Assets and Liabilities (Continued)

May 31, 2018

	Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	Xtrackers MSCI EAFE High Dividend Yield Equity ETF
Assets
Investments in non-affiliated securities at value	$26,618,920	$23,658,161
Investment in DWS Government & Agency Securities Portfolio*	569,313	2,589,430
Cash	5,300	18,826
Foreign currency at value	65,395	19,016
Deposit with broker for futures contracts	—	2,807
Receivables:
Investment securities sold	4,332,145	2,992,619
Dividends	52,554	66,639
Securities lending income	1,846	3,903
Foreign tax reclaim	6,101	9,695

Total Assets	$31,651,574	$29,361,096

Liabilities
Payable upon return of securities loaned	$569,313	$2,589,430
Payables:
Investment securities purchased	4,385,372	3,076,598
Investment advisory fees	4,500	4,154
Variation margin on futures contracts	—	175

Total Liabilities	4,959,185	5,670,357

Net Assets, at value	$26,692,389	$23,690,739

Net Assets Consist of
Paid-in capital	$27,462,354	$24,316,203
Undistributed net investment income	248,198	377,370
Accumulated net realized gain (loss)	(632,592)	(692,431)
Net unrealized appreciation (depreciation)	(385,571)	(310,403)

Net Assets, at value	$26,692,389	$23,690,739

Number of Common Shares outstanding	1,050,001	1,000,001

Net Asset Value	$25.42	$23.69

Investments in non-affiliated securities at cost	$27,004,405	$23,966,761

Value of securities loaned	$536,823	$2,452,118

Investment in DWS Government & Agency Securities Portfolio at cost*	$569,313	$2,589,430

Non-cash collateral for securities on loan	$166	$359

Foreign currency at cost	$66,040	$19,019

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	45

DBX ETF Trust

Statements of Operations

For the Year Ended May 31, 2018

	Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF	Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF	Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	Xtrackers Municipal Infrastructure Revenue Bond ETF
Investment Income
Unaffiliated interest income	$357,695	$419,889	$272,584	$1,768,486
Income distributions from affiliated funds	—	53,401	—	—
Unaffiliated dividend income	—	9,165	—	—
Affiliated securities lending income	496	6,475	176	—
Unaffiliated securities lending income, net of borrower rebates	—	1,761	—	—

Total Investment Income	358,191	490,691	272,760	1,768,486

Expenses
Investment advisory fees	36,751	29,622	19,622	182,537
Other expenses	57	57	57	57

Total Expenses	36,808	29,679	19,679	182,594

Less fees waived (See Note 3):
Waiver	—	(1,874)	—	—

Net Expenses	36,808	27,805	19,679	182,594

Net Investment income (loss)	321,383	462,886	253,081	1,585,892

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	30,446	(58,593)	(16,361)	(73,215)
Investments in affiliates	—	(44,182)	—	—
In-kind redemptions	—	(106,098)	15,309	334,294
In-kind redemptions in affiliates	—	(125)	—	—
Futures contracts	251,271	306,560	227,084	—
Foreign currency transactions	153	421	327	—
Payments by Affiliates (See Note 10)	—	—	156	—

Net realized gain (loss)	281,870	97,983	226,515	261,079
Net change in unrealized appreciation (depreciation) on:
Investments	(468,067)	(177,717)	(363,220)	(743,954)
Investments in affiliates	—	(52,102)	—	—
Futures contracts	329	2,331	(2,724)	—

Net change in unrealized appreciation (depreciation)	(467,738)	(227,488)	(365,944)	(743,954)

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(185,868)	(129,505)	(139,429)	(482,875)

Net Increase (Decrease) in Net Assets Resulting from Operations	$135,515	$333,381	$113,652	$1,103,017

See Notes to Financial Statements.	46

DBX ETF Trust

Statements of Operations (Continued)

For the Year Ended May 31, 2018

	Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	Xtrackers MSCI EAFE High Dividend Yield Equity ETF
Investment Income
Unaffiliated dividend income*	$327,478	$430,986
Affiliated dividend income	531	707
Affiliated securities lending income	1,708	3,204
Unaffiliated securities lending income, net of borrower rebates	1,680	2,501

Total Investment Income	331,397	437,398

Expenses
Investment advisory fees	18,758	21,890
Other expenses	57	57

Total Expenses	18,815	21,947

Net Investment income (loss)	312,582	415,451

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(240,058)	(101,513)
Investments in affiliates	(86)	774
In-kind redemptions	218,641	—
Futures contracts	—	2,948
Foreign currency transactions	(3,325)	(1,173)
Forward foreign currency contracts	(246,846)	(352,896)

Net realized gain (loss)	(271,674)	(451,860)
Net change in unrealized appreciation (depreciation) on:
Investments	(671,933)	(660,822)
Investments in affiliates	(170)	(712)
Futures contracts	—	(1,331)
Foreign currency translations	(650)	(765)
Forward foreign currency contracts	38,236	61,496

Net change in unrealized appreciation (depreciation)	(634,517)	(602,134)

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(906,191)	(1,053,994)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(593,609)	$(638,543)

* Unaffiliated foreign tax withheld	$51,475	$68,507

See Notes to Financial Statements.	47

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF		Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF
	Year Ended May 31, 2018	Year Ended May 31, 2017	Year Ended May 31, 2018	Year Ended May 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$321,383	$267,741	$462,886	$478,802
Net realized gain (loss)	281,870	115,835	97,983	(80,820)
Net change in net unrealized appreciation (depreciation)	(467,738)	179,710	(227,488)	601,975

Net increase (decrease) in net assets resulting from operations	135,515	563,286	333,381	999,957

Distributions to Shareholders from
Net investment income	(324,352)	(325,064)	(500,650)	(522,877)
Net realized gains	(15,365)	—	—	—

Total distributions	(339,717)	(325,064)	(500,650)	(522,877)

Fund Shares Transactions
Proceeds from shares sold	2,502,420	—	9,307,082	1,170,920
Value of shares redeemed	—	—	(16,276,068)	—

Net increase (decrease) in net assets resulting from fund share transactions	2,502,420	—	(6,968,986)	1,170,920

Total net increase (decrease) in Net Assets	2,298,218	238,222	(7,136,255)	1,648,000

Net Assets
Beginning of year	6,228,267	5,990,045	10,538,652	8,890,652

End of year	$8,526,485	$6,228,267	$3,402,397	$10,538,652

Undistributed net investment income	$27,323	$27,754	$16,014	$52,009

Changes in Shares Outstanding
Shares outstanding, beginning of year	250,001	250,001	450,001	400,001
Shares sold	100,000	—	400,000	50,000
Shares redeemed	—	—	(700,000)	—

Shares outstanding, end of year	350,001	250,001	150,001	450,001

See Notes to Financial Statements.	48

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers Investment Grade Bond — Interest Rate Hedged ETF		Xtrackers Municipal Infrastructure Revenue Bond ETF
	Year Ended May 31, 2018	Year Ended May 31, 2017	Year Ended May 31, 2018	Year Ended May 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$253,081	$146,491	$1,585,892	$1,419,698
Net realized gain (loss)	226,515	37,644	261,079	212,593
Net change in net unrealized appreciation (depreciation)	(365,944)	37,117	(743,954)	(1,719,907)

Net increase (decrease) in net assets resulting from operations	113,652	221,252	1,103,017	(87,616)

Distributions to Shareholders from
Net investment income	(242,032)	(164,095)	(1,578,975)	(1,375,484)

Total distributions	(242,032)	(164,095)	(1,578,975)	(1,375,484)

Fund Shares Transactions
Proceeds from shares sold	4,859,333	1,208,433	13,342,526	51,520,321
Value of shares redeemed	(1,216,092)	—	(14,616,254)	(26,644,648)
Payments by Affiliates (See Note 10)	—	—	—	5,796

Net increase (decrease) in net assets resulting from fund share transactions	3,643,241	1,208,433	(1,273,728)	24,881,469

Total net increase (decrease) in Net Assets	3,514,861	1,265,590	(1,749,686)	23,418,369

Net Assets
Beginning of year	6,023,148	4,757,558	60,092,532	36,674,163

End of year	$9,538,009	$6,023,148	$58,342,846	$60,092,532

Undistributed net investment income	$27,908	$16,003	$131,605	$124,688

Changes in Shares Outstanding
Shares outstanding, beginning of year	250,001	200,001	2,250,001	1,350,001
Shares sold	200,000	50,000	500,000	1,900,000
Shares redeemed	(50,000)	—	(550,000)	(1,000,000)

Shares outstanding, end of year	400,001	250,001	2,200,001	2,250,001

See Notes to Financial Statements.	49

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI All World ex US High Dividend Yield Equity ETF		Xtrackers MSCI EAFE High Dividend Yield Equity ETF
	Year Ended May 31, 2018	Year Ended May 31, 2017	Year Ended May 31, 2018	Year Ended May 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$312,582	$153,517	$415,451	$211,266
Net realized gain (loss)	(271,674)	116,135	(451,860)	200,750
Net change in net unrealized appreciation (depreciation)	(634,517)	343,050	(602,134)	407,603

Net increase (decrease) in net assets resulting from operations	(593,609)	612,702	(638,543)	819,619

Distributions to Shareholders from
Net investment income	(130,513)	(89,798)	(161,415)	(190,359)
Net realized gains	—	(46,490)	—	(262,188)

Total distributions	(130,513)	(136,288)	(161,415)	(452,547)

Fund Shares Transactions
Proceeds from shares sold	24,793,255	—	19,491,809	—
Value of shares redeemed	(1,297,712)	—	—	—

Net increase (decrease) in net assets resulting from fund share transactions	23,495,543	—	19,491,809	—

Total net increase (decrease) in Net Assets	22,771,421	476,414	18,691,851	367,072

Net Assets
Beginning of year	3,920,968	3,444,554	4,998,888	4,631,816

End of year	$26,692,389	$3,920,968	$23,690,739	$4,998,888

Undistributed net investment income	$248,198	$36,426	$377,370	$65,705

Changes in Shares Outstanding
Shares outstanding, beginning of year	150,001	150,001	200,001	200,001
Shares sold	950,000	—	800,000	—
Shares redeemed	(50,000)	—	—	—

Shares outstanding, end of year	1,050,001	150,001	1,000,001	200,001

See Notes to Financial Statements.	50

DBX ETF Trust

Financial Highlights

Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF Selected Per Share Data	Year Ended 5/31/2018	Year Ended 5/31/2017	Year Ended 5/31/2016	Period Ended 5/31/2015(a)
Net Asset Value, beginning of period	$24.91	$23.96	$25.03	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.99	1.07	1.07	0.27
Net realized and unrealized gain (loss)	(0.48)	1.18	(0.80)	(0.04)

Total from investment operations	0.51	2.25	0.27	0.23

Less distributions from:
Net investment income	(1.02)	(1.30)	(1.26)	(0.20)
Net realized gains	(0.04)	—	(0.08)	—

Total distributions	(1.06)	(1.30)	(1.34)	(0.20)

Net Asset Value, end of period	$24.36	$24.91	$23.96	$25.03

Total Return (%)	2.03	9.61	1.22	0.90	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	9	6	6	6
Ratio of expenses (%)	0.45	0.47	0.50	0.50	*
Ratio of net investment income (loss) (%)	3.94	4.35	4.45	4.35	*
Portfolio turnover rate (%)(c)	48	35	15	1	**

Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF Selected Per Share Data	Year Ended 5/31/2018	Year Ended 5/31/2017	Year Ended 5/31/2016	Period Ended 5/31/2015(a)
Net Asset Value, beginning of period	$23.42	$22.23	$24.57	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	1.27	1.17	1.08	0.29
Net realized and unrealized gain (loss)	(0.53)	1.30	(2.10)	(0.51)

Total from investment operations	0.74	2.47	(1.02)	(0.22)

Less distributions from:
Net investment income	(1.48)	(1.28)	(1.32)	(0.21)

Total distributions	(1.48)	(1.28)	(1.32)	(0.21)

Net Asset Value, end of period	$22.68	$23.42	$22.23	$24.57

Total Return (%)	3.24 (d)	11.40	(4.06)	(0.87	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	3	11	9	11
Ratio of expenses before fee waiver (%)(e)	0.35	0.39	0.45	0.45	*
Ratio of expenses after fee waiver (%)(e)	0.33	0.39	0.45	0.45	*
Ratio of net investment income (loss) (%)	5.47	5.08	4.81	4.75	*
Portfolio turnover rate (%)(c)	50	33	35	13	**

(a)	For the period March 3, 2015 (commencement of operations) through May 31, 2015.
(b)	Based on average shares outstanding during the period.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(d)	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
(e)	The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	51

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers Investment Grade Bond — Interest Rate Hedged ETF Selected Per Share Data	Year Ended 5/31/2018	Year Ended 5/31/2017	Year Ended 5/31/2016	Period Ended 5/31/2015(a)
Net Asset Value, beginning of period	$24.09	$23.79	$24.63	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.78	0.73	0.71	0.17
Net realized and unrealized gain (loss)	(0.28)	0.39	(0.73)	(0.43)

Total from investment operations	0.50	1.12	(0.02)	(0.26)

Less distributions from:
Net investment income	(0.75)	(0.82)	(0.82)	(0.11)

Total distributions	(0.75)	(0.82)	(0.82)	(0.11)

Net Asset Value, end of period	$23.84	$24.09	$23.79	$24.63

Total Return (%)	2.05	4.79	(0.04)	(1.03)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	10	6	5	6
Ratio of expenses (%)	0.25	0.25	0.25	0.25 *
Ratio of net investment income (loss) (%)	3.22	3.04	3.00	2.72 *
Portfolio turnover rate (%)(d)	33	26	14	7 **

Xtrackers Municipal Infrastructure Revenue Bond ETF Selected Per Share Data	Year Ended 5/31/2018	Year Ended 5/31/2017	Year Ended 5/31/2016	Year Ended 5/31/2015	Period Ended 5/31/2014(b)
Net Asset Value, beginning of period	$26.71	$27.17	$25.49	$25.07	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.70	0.66	0.80	0.81	0.81
Net realized and unrealized gain (loss)	(0.20)	(0.46)	1.67	0.40	0.00	(e)

Total from investment operations	0.50	0.20	2.47	1.21	0.81

Less distributions from:
Net investment income	(0.69)	(0.66)	(0.79)	(0.79)	(0.74)

Total distributions	(0.69)	(0.66)	(0.79)	(0.79)	(0.74)

Net Asset Value, end of period	$26.52	$26.71	$27.17	$25.49	$25.07

Total Return (%)	1.87	0.77	9.89	4.88	3.46	(f)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	58	60	37	22	16
Ratio of expenses before fee waiver (%)	0.30	0.30	0.30	0.30	0.32	*
Ratio of expenses after fee waiver (%)	0.30	0.30	0.30	0.30	0.30	*
Ratio of net investment income (loss) (%)	2.61	2.50	3.07	3.16	3.48	*
Portfolio turnover rate (%)(d)	28	0	13	4	5	**

(a)	For the period March 3, 2015 (commencement of operations) through May 31, 2015.
(b)	For the period June 4, 2013 (commencement of operations) through May 31, 2014.
(c)	Based on average shares outstanding during the period.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(e)	Less than 0.005.
(f)	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	52

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF Selected Per Share Data	Year Ended 5/31/2018	Year Ended 5/31/2017	Period Ended 5/31/2016(a)
Net Asset Value, beginning of period	$26.14	$22.96	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	1.35	1.02	0.70
Net realized and unrealized gain (loss)	(1.20)	3.07	(2.38)

Total from investment operations	0.15	4.09	(1.68)

Less distributions from:
Net investment income	(0.87)	(0.60)	(0.36)
Net realized gains	—	(0.31)	—

Total distributions	(0.87)	(0.91)	(0.36)

Net Asset Value, end of period	$25.42	$26.14	$22.96

Total Return (%)	0.54	18.17	(6.67)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	27	4	3
Ratio of expenses (%)	0.32	0.45	0.45 *
Ratio of net investment income (loss) (%)	5.29	4.17	3.83 *
Portfolio turnover rate (%)(c)	76	36	33 **

Xtrackers MSCI EAFE High Dividend Yield Equity ETF Selected Per Share Data	Year Ended 5/31/2018	Year Ended 5/31/2017	Period Ended 5/31/2016(a)
Net Asset Value, beginning of period	$24.99	$23.16	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	1.50	1.06	0.88
Net realized and unrealized gain (loss)	(1.99)	3.03	(2.17)

Total from investment operations	(0.49)	4.09	(1.29)

Less distributions from:
Net investment income	(0.81)	(0.95)	(0.38)
Net realized gains	—	(1.31)	(0.17)

Total distributions	(0.81)	(2.26)	(0.55)

Net Asset Value, end of period	$23.69	$24.99	$23.16

Total Return (%)	(2.02)	18.93 (d)	(5.08)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	24	5	5
Ratio of expenses (%)	0.33	0.45	0.45 *
Ratio of net investment income (loss) (%)	6.28	4.48	4.86 *
Portfolio turnover rate (%)(c)	56	41	33 **

(a)	For the period August 12, 2015 (commencement of operations) through May 31, 2016.
(b)	Based on average shares outstanding during the period.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(d)	The Fund’s total return includes a reimbursement by the Advisor for a realized loss on a trade executed incorrectly, which otherwise would have reduced total return by 0.32%.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	53

DBX ETF Trust

Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of May 31, 2018, the Trust consists of thirty-seven investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

New Fund Name	Former Fund Name
Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF	Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF
Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF	Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF
Xtrackers Municipal Infrastructure Revenue Bond ETF	Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF*	Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF
Xtrackers MSCI EAFE High Dividend Yield Equity ETF**	Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group Gmbh & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF, Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF and Xtrackers Investment Grade Bond — Interest Rate Hedged ETF offer shares that are listed and traded on the Bats BZX Exchange. (“Bats BZX”). Xtrackers Municipal Infrastructure Revenue Bond ETF, Xtrackers MSCI All World ex US High Dividend Yield Equity ETF and Xtrackers MSCI EAFE High Dividend Yield Equity ETF offer shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF	Solactive Emerging Markets Bond — Interest Rate Hedged Index
Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF	Solactive High Yield Corporate Bond — Interest Rate Hedged Index
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	Solactive Investment Grade Bond — Interest Rate Hedged Index
Xtrackers Municipal Infrastructure Revenue Bond ETF	Solactive Municipal Infrastructure Revenue Bond Index
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF*	MSCI ACWI ex USA High Dividend Yield Index*
Xtrackers MSCI EAFE High Dividend Yield Equity ETF**	MSCI EAFE High Dividend Yield Index**

*	On February 13, 2018, the Fund changed its name from Xtrackers MSCI All World ex US High Dividend Yield Hedged Equity ETF to Xtrackers MSCI All World ex US High Dividend Yield Equity ETF and its Underlying Index from MSCI ACWI ex USA High Dividend Yield US Dollar Hedged Index to the MSCI ACWI ex USA High Dividend Yield Index.

**	On February 13, 2018, the Fund changed its name from Xtrackers MSCI EAFE High Dividend Yield Hedged Equity ETF to Xtrackers MSCI EAFE High Dividend Yield Equity ETF and its Underlying Index from MSCI EAFE High Dividend Yield US Dollar Hedged Index to the MSCI EAFE High Dividend Yield Index.

54

DBX ETF Trust

Notes to Financial Statements (Continued)

The Solactive Emerging Markets Bond-Interest Rate Hedged Index is designed to track the performance of a basket of U.S. dollar-denominated emerging markets bonds. The Underlying Index is comprised of (a) long positions in U.S. dollar-denominated government debt issued by emerging market countries and (b) short positions in U.S. Treasury notes or bonds of, in aggregate, approximate equivalent duration to the emerging markets bonds. The Solactive High Yield Corporate Bond-Interest Rate Hedged Index is designed to track the performance of a basket of U.S. dollar-denominated high yield liquid corporate bonds. The Underlying Index is comprised of (a) long positions in U.S. dollar-denominated high yield corporate bonds and (b) short positions in U.S. Treasury notes or bonds of, in aggregate, approximate equivalent duration to the high yield bonds. The Solactive Investment Grade Bond-Interest Rate Hedged Index is designed to track the performance of a basket of U.S. dollar-denominated investment grade liquid corporate bonds. The Underlying Index is comprised of (a) long positions in U.S. dollar-denominated investment-grade corporate bonds and (b) short positions in U.S. Treasury notes or bonds of, in aggregate, approximate equivalent duration to the investment-grade corporate bonds. The Solactive Municipal Infrastructure Revenue Bond Index is designed to track the returns of the segment of the U.S. long term tax-exempt bond market, consisting of infrastructure revenue bonds. It is comprised of tax-exempt municipal securities issued by states, cities, counties, districts, their respective agencies and other tax-exempt issuers. The Underlying Index is intended to track bonds that have been issued with the intention of funding federal, state and local infrastructure projects such as water and sewer systems, public power systems, toll roads, bridges, tunnels and many other public use projects. It is designed to only hold bonds issued by state and local municipalities where the interest and principal repayments are generated from dedicated revenue streams or a double-barreled revenue stream (pledged revenue stream and a general obligation pledge). The Solactive Indexes are rebalanced monthly on the last business day of each month.

The MSCI ACWI ex USA High Dividend Yield Index is designed to track the performance of equity securities (excluding real estate investment trusts (“REITs”)) in developed and emerging stock markets (excluding the United States) in its parent index, the MSCI ACWI ex USA Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent. The MSCI EAFE High Dividend Yield Index is designed to provide exposure to equity securities (excluding REITs) in developed international stock markets (excluding the U.S. and Canada) in its parent index, the MSCI EAFE Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent. The MSCI High Dividend Yield Indices are rebalanced semi-annually in May and November.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between each Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may dominate the underlying index of such a Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

55

DBX ETF Trust

Notes to Financial Statements (Continued)

Security Valuation    The Net Asset Value (“NAV”), of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Municipal debt securities are valued at prices supplied by independent pricing services approved by the Funds’ Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Corporate and sovereign debt securities are valued at prices supplied by independent pricing services approved by the Funds’ Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker dealers. These securities are generally categorized as Level 2.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

56

DBX ETF Trust

Notes to Financial Statements (Continued)

Disclosure about the classification of the fair value measurements is included in a table following each Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Interest income is recorded on the accrual basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF, Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF, Xtrackers Investment Grade Bond — Interest Rate Hedged ETF and Xtrackers Municipal Infrastructure Revenue Bond ETF to pay out dividends from net investment income monthly and Xtrackers MSCI All World ex US High Dividend Yield Equity ETF and Xtrackers MSCI EAFE High Dividend Yield Equity ETF to pay out dividends from net investment income quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds’ recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the year ended May 31, 2018, the Funds did not incur any interest or penalties.

As of May 31, 2018, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Ordinary Income*	Undistributed Long-Term Capital Gains	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF	$91,378	$101,212	$—	$(405,380)	$(212,790)
Xtrackers High Yield Corp Bond — Interest Rate Hedged ETF	16,014	—	(530,322)	(53,663)	(567,971)
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	27,908	—	(44,583)	(346,016)	(362,691)
Xtrackers Municipal Infrastructure Revenue Bond ETF	131,605	—	(173,193)	(481,449)	(523,037)
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	248,198	—	(468,582)	(549,581)	(769,965)
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	377,370	—	(600,047)	(402,787)	(625,464)

57

DBX ETF Trust

Notes to Financial Statements (Continued)

The tax character of dividends and distributions declared for the periods ended May 31, 2018 and May 31, 2017 were as follows:

	Year Ended May 31, 2018
	Ordinary Income*	Tax-Exempt	Long Term Capital Gains
Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF	$325,160	$—	$14,557
Xtrackers High Yield Corp Bond — Interest Rate Hedged ETF	500,650	—	—
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	242,032	—	—
Xtrackers Municipal Infrastructure Revenue Bond ETF	—	1,578,975	—
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	130,513	—	—
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	161,415	—	—

	Year Ended May 31, 2017
	Ordinary Income*	Tax-Exempt	Long Term Capital Gains
Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF	$325,064	$—	$—
Xtrackers High Yield Corp Bond — Interest Rate Hedged ETF	522,877	—	—
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	164,095	—	—
Xtrackers Municipal Infrastructure Revenue Bond ETF	—	1,375,484	—
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	89,799	—	46,489
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	197,703	—	254,844

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

At May 31, 2018, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers High Yield Corp Bond — Interest Rate Hedged ETF	$109,495	$420,827	$530,322
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	44,583	—	44,583
Xtrackers Municipal Infrastructure Revenue Bond ETF	110,376	4,478	114,854
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	63,067	144,960	208,027
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	180,672	98,896	279,568

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the fiscal year ended May 31, 2018, the following Funds incurred and will elect to defer net capital losses as follows:

Post-October Losses on Capital
Xtrackers Municipal Infrastructure Revenue Bond ETF	$58,339
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	260,555
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	320,479

58

DBX ETF Trust

Notes to Financial Statements (Continued)

In order to present paid-in capital accumulated net realized gains or losses on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to additional paid-in capital, undistributed net investment income or loss and accumulated net realized gains or losses on investments. These differences are primarily due to the recognition of certain foreign currency gain (losses) as ordinary income (loss), redemptions-in-kind and passive foreign investment companies (“PFICs”). For the year ended May 31, 2018, the adjustments were as follows:

	Undistributed Net Investment Income (Loss)	Undistributed Capital Gains (Accumulated Losses)	Paid-In Capital
Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF	$2,538	$(2,538)	$—
Xtrackers High Yield Corp Bond — Interest Rate Hedged ETF	1,769	157,019	(158,788)
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	856	(13,447)	12,591
Xtrackers Municipal Infrastructure Revenue Bond ETF	—	(334,294)	334,294
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	29,703	(241,954)	212,251
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	57,629	(57,629)	—

As of May 31, 2018, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF	$8,815,206	$(405,380)	$29,378	$(434,758)
Xtrackers High Yield Corp Bond — Interest Rate Hedged ETF	3,718,829	(53,663)	—	(53,663)
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	9,665,232	(346,016)	8,145	(354,161)
Xtrackers Municipal Infrastructure Revenue Bond ETF	58,075,172	(481,449)	250,145	(731,594)
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	27,737,728	(549,495)	366,505	(916,000)
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	26,649,906	(402,315)	492,932	(895,247)

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of May 31, 2018, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at year end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Funds, except the Xtrackers Municipal Infrastructure Revenue Bond ETF, may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans, the Funds continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with

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Notes to Financial Statements (Continued)

the Funds consisting of cash and/or U.S. Treasury securities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended May 31, 2018, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.14% annualized effective rate as of May 31, 2018) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of May 31, 2018, the Funds listed below had securities on loan, which were classified as bonds in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at year end. As of year end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF

Xtrackers Investment Grade Bond — Interest Rate Hedged ETF

As of May 31, 2018, Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF had securities on loan, which were classified as exchange-traded funds in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at year end. As of year end, the remaining contractual maturity of the cash collateral agreements were overnight and continuous.

As of May 31, 2018, the Funds listed below had securities on loan, all of which were classified as common stock in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of May 31, 2018

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF
Common Stocks	$569,313	$—	$—	$166	$569,479

Gross amount of recognized liabilities for securities lending transactions					$569,479

Xtrackers MSCI EAFE High Dividend Yield Equity ETF
Common Stocks	$2,589,430	$—	$—	$359	$2,589,789

Gross amount of recognized liabilities for securities lending transactions					$2,589,789

Derivatives

Forward Foreign Currency Contracts    Xtrackers MSCI All World ex US High Dividend Yield Equity ETF and Xtrackers MSCI EAFE High Dividend Yield Equity ETF entered into forward foreign currency contracts (“forward currency contracts”) designed to offset the Fund’s exposure to non-U.S. currencies. In addition, the Funds entered into forward currency contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to Shareholders.

A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Prior to February 13, 2018, Xtrackers MSCI All World ex US High Dividend Yield Equity ETF and MSCI EAFE High Dividend Yield Equity ETF each invested in forward currency contracts to hedge against changes in the value of the U.S. dollar against the against specified non-U.S. currencies.

The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency contracts. Risks may arise from the potential inability

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DBX ETF Trust

Notes to Financial Statements (Continued)

of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

The investment in forward currency contracts short vs. U.S. dollars had a contract value generally indicative of a range of the total exposure the respective Funds had to the value of non U.S currencies during the year ended May 31, 2018.

Futures Contracts    Each Fund may enter into futures contracts. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the year ended May 31, 2018, Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF, Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF and Xtrackers Investment Grade Bond — Interest Rate Hedged ETF enter into short U.S. Treasury futures contracts to seek to mitigate the potential negative impact of rising Treasury interest rates on the performance of each Fund’s long bond investments and Xtrackers MSCI EAFE High Dividend Yield Equity ETF utilized futures in order to simulate investment in the Fund’s Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of May 31, 2018 is included in a table following the Funds’ Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of May 31, 2018 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers Emerging Markets Bond—Interest Rate Hedged ETF

Interest rate contracts	Unrealized appreciation on future contracts*	$4,391	Unrealized depreciation on future contracts*	$4,157
Xtrackers High Yield Corp Bond—Interest Rate Hedged ETF

Interest rate contracts	Unrealized appreciation on future contracts*	$2,109	Unrealized depreciation on future contracts*	$—
Xtrackers Investment Grade Bond—Interest Rate Hedged ETF

Interest rate contracts	Unrealized appreciation on future contracts*	$3,000	Unrealized depreciation on future contracts*	$5,437
Xtrackers MSCI EAFE High Dividend Yield Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$1,331

*	Includes cumulative appreciation or cumulative depreciation on futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

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Notes to Financial Statements (Continued)

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the year ended May 31, 2018 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

	Futures Contracts — Interest Rate Contracts	Futures Contracts — Equity Contracts	Forward Foreign Currency Contracts — Foreign Exchange Contracts	Total
Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF	$251,271	$—	$—	$251,271
Xtrackers High Yield Corp Bond — Interest Rate Hedged ETF	306,560	—	—	306,560
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	227,084	—	—	227,084
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	—	—	(246,846)	(246,846)
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	—	2,948	(352,896)	(349,948)

Net Change in Unrealized Appreciation (Depreciation) on:

	Futures Contracts — Interest Rate Contracts	Futures Contracts — Equity Contracts	Forward Foreign Currency Contracts — Foreign Exchange Contracts	Total
Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF	$329	$—	$—	$329
Xtrackers High Yield Corp Bond — Interest Rate Hedged ETF	2,331	—	—	2,331
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	(2,724)	—	—	(2,724)
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	—	—	38,236	38,236
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	—	(1,331)	61,496	60,165

For the year ended May 31, 2018 the average monthly volume of derivatives was as follows:

	Futures Contracts (Contract Value)	Forward Foreign Currency Contracts (Contract Value)
Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF	$(7,604,576)	$—
Xtrackers High Yield Corp Bond — Interest Rate Hedged ETF	(7,650,438)	—
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	(7,575,752)	—
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	—	(2,724,736	)*
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	3,059	(3,425,852	)*

*	for the period from June 1, 2017 through February 12, 2018.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

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Notes to Financial Statements (Continued)

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary management fee from each Fund based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Management Fee
Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF	0.45%
Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF	0.35%
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	0.25%
Xtrackers Municipal Infrastructure Revenue Bond ETF	0.30%

For its investment advisory services to the Funds below, for the period from June 1, 2017 through February 12, 2018, the Advisor received a unitary management fee from each Fund based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Management Fee
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	0.45%
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	0.45%

For its investment advisory services to the Funds below, for the period February 13, 2018 through May 31, 2018, the Advisor is entitled to receive a unitary management fee for each Fund based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Management Fee
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	0.20%
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	0.20%

Effective February 23, 2018, the Advisor for the Xtrackers High Yield Corporate Bond – Interest Rate Hedged ETF has contractually agreed, until the date of the Fund’s annual registration statement update in 2020, to waive a portion of its management fees in an amount equal to the acquired fund’s fees and expenses attributable to the Fund’s investments in the Underlying Funds. For the period from February 23, 2018 through May 31, 2018, the Advisor waived $1,874 of expenses to the Fund.

Out of the unitary management fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, taxes, brokerage expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of four Trustees, including three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Fund’s Independent Trustees).

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4. Investment Portfolio Transactions

For the year ended May 31, 2018, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF	$6,257,901	$3,727,306
Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF	3,977,363	10,887,178
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	6,297,929	2,481,088
Xtrackers Municipal Infrastructure Revenue Bond ETF	18,454,320	16,917,909
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	8,775,519	5,453,908
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	4,386,687	4,404,738

For the year ended May 31, 2018, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF	$407,096	$—
Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF	9,301,692	8,824,400
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	1,186,858	1,183,107
Xtrackers Municipal Infrastructure Revenue Bond ETF	12,658,213	14,293,643
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	21,269,314	1,170,610
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	19,469,398	—

5. Fund Share Transactions

As of May 31, 2018, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s underlying index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF, Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF, Xtrackers Investment Grade Bond — Interest Rate Hedged ETF, Xtrackers MSCI All World ex US High Dividend Yield Equity ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Fund’s status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. Each Fund may borrow up to the lesser of a pro-rata share of the credit facility at the amounts listed below or 33 percent of its net assets as permitted by the Act. The Funds had no outstanding loans at May 31, 2018.

Pro-rata Share
X-trackers Emerging Markets Bond — Interest Rate Hedged ETF	$525,000
X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF	1,050,000
X-trackers Investment Grade Bond — Interest Rate Hedged ETF	525,000
X-trackers MSCI All World ex US High Dividend Yield Equity ETF	525,000

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Notes to Financial Statements (Continued)

7. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At May 31, 2018, there was one affiliated shareholder account for each of the funds listed below holding a significant percentage of the shares outstanding:

Approximate Percent of Outstanding Shares Held
Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF	12%
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	71%
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	80%

8. Investing in Emerging Markets

The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

9. Investing in High-Yield Debt Securities

High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. A fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in net asset value of a fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high-yield debt securities could increase liquidity risk for a fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.

10. Payments by Affiliates

During the year ended May 31, 2018, the Advisor agreed to reimburse Xtrackers Investment Grade Bond — Interest Rate Hedged ETF $156 for a loss on a trade executed incorrectly. The amount compensated was less than 0.01% of the Fund’s net assets thus having no impact on the Fund’s total return.

In addition, during the year ended May 31, 2017, the Advisor agreed to compensate Xtrackers Municipal Infrastructure Revenue Bond ETF $5,796 for an accounting adjustment related to certain investments held by the Fund. The amount compensated was less than 0.01% of the Fund’s net assets, thus having no impact on the Fund’s total return.

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DBX ETF Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders of

Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF, formerly Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF, Xtrackers High Yield Corporate Bond – Interest Rate Hedged ETF, formerly Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF, Xtrackers Investment Grade Bond — Interest Rate Hedged ETF, formerly Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF, Xtrackers Municipal Infrastructure Revenue Bond ETF, formerly Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF, Xtrackers MSCI All World ex US High Dividend Yield Equity ETF, formerly Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF, and Xtrackers MSCI EAFE High Dividend Yield Equity ETF, formerly Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF, and the Board of Trustees of DBX ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF, Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF, Xtrackers Investment Grade Bond — Interest Rate Hedged ETF, Xtrackers Municipal Infrastructure Revenue Bond ETF, Xtrackers MSCI All World ex US High Dividend Yield Equity ETF, and Xtrackers MSCI EAFE High Dividend Yield Equity ETF, (collectively referred to as the “Funds”), (six of the funds constituting DBX ETF Trust), including the schedules of investments, as of May 31, 2018, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (six of the funds constituting DBX ETF Trust) at May 31, 2018, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. general accepted accounting principles.

Individual fund constituting the DBX ETF Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	For the year ended May 31, 2018	For each of the two years in the period ended May 31, 2018	For each of the three years in the period ended May 31, 2018 and the period from March 3, 2015 (commencement of operations) through May 31, 2015
Xtrackers Municipal Infrastructure Revenue Bond ETF	For the year ended May 31, 2018	For each of the two years in the period ended May 31, 2018	For each of the four years in the period ended May 31, 2018 and the period from June 4, 2013 (commencement of operations) through May 31, 2014
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF Xtrackers MSCI EAFE High Dividend Yield Equity ETF	For the year ended May 31, 2018	For each of the two years in the period ended May 31, 2018	For each of the two years in the period ended May 31, 2018 and the period from August 12, 2015 (commencement of operations) to May 31, 2016

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Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of the internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2018, by correspondence with the custodians and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

New York, New York

July 26, 2018

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DBX ETF Trust

Trustees and Officers (Unaudited)

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Independent Trustees
Stephen R. Byers (1953) 345 Park Avenue New York, New York 10154	Trustee, Chairman of the Board and Member of the Audit and Nominating Committees; formerly, Lead Independent Trustee	Trustee since 2011 (Chairman of the Board since 2016; formerly, Lead Independent Trustee, 2015-2016)	Independent Director (2011-present); Independent Consultant (2014-present); formerly, Director of Investment Management, the Dreyfus Corporation (2000-2006) and Vice Chairman and Chief Investment Officer (2002-2006).	37	The Arbitrage Funds; Sierra Income Corporation; Mutual Fund Directors Forum.
George O. Elston (1964) 345 Park Avenue New York, New York 10154	Trustee, Chairman of the Audit Committee and Member of the Nominating Committee	Trustee since 2011 (Chairman of the Audit Committee since 2015)	Chief Executive Officer, 2X Oncology, Inc. (2017-present); Senior Vice President and Chief Financial Officer, Juniper Pharmaceuticals, Inc. (2014-2016); Senior Vice President and Chief Financial Officer, KBI BioPharma Inc. (2013-2014); Managing Partner, Chatham Street Partners (2010-2013).	37
J. David Officer (1948) 345 Park Avenue New York, New York 10154	Trustee, Chairman of the Nominating Committee and Member of the Audit Committee	Trustee since 2011 (Chairman of the Nominating Committee since 2015)	Independent Director (2010-present); formerly, Vice Chairman, the Dreyfus Corporation (2006-2009); President, The Dreyfus Family of Funds, Inc. (2006-2009).	37	Ilex Partners (Asia), LLC; Old Westbury Funds.

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Trustees and Officers (Unaudited) (Continued)

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Interested Trustee
Michael Gilligan (1966) 345 Park Avenue New York, New York 10154	Trustee Treasurer, Chief Financial Officer and Controller	Trustee since 2016; Treasurer, Chief Financial Officer and Controller since 2010	Director in the Finance Division at Deutsche Bank AG (2008- present); Manager, Treasurer and Chief Financial Officer of the Adviser (2010- present); Chief Financial Officer of Global Passive Asset Management Platform (2012- present); Chief Financial Officer of RREEF America L.L.C (2018-present).	37	The Adviser, DBX Strategic Advisors LLC and DB Commodity Services LLC

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Freddi Klassen (1975) 345 Park Avenue New York, New York 10154	President and Chief Executive Officer	Since 2016	Director in DWS and Chief Operating Officer in the Americas for the Passive Asset Management Department (2014-present) and Trading and Product Development teams (2016-present); Manager and Chief Operating Officer of the Adviser (2016-present); Global Chief Operating Officer for Equities Technology in the Investment Bank Division at Deutsche Bank AG (2013-2014); Chief Operating Officer for Exchange Traded Funds and Systematic Funds in Europe (2008-2013).
Fiona Bassett (1974) 345 Park Avenue New York, New York 10154	Chief Operating Officer	Since 2014	Managing Director in DWS and Head of Passive Americas Asset Management Platform (2014-present); Manager and Chief Executive Officer and Chief Investment Officer of the Adviser (2014-present); Managing Director, COO Global Key Projects and Integration at Deutsche Asset Management (2012-2014); Managing Director at Deutsche Bank AG (2004-2012).
Frank Gecsedi (1967) 60 Wall Street New York, New York 10005	Chief Compliance Officer	Since 2010	Director in the DWS Compliance Department (2016-present), Vice President in the Deutsche Asset Management Compliance Department at Deutsche Bank AG (2013-2016) and Chief Compliance Officer of the Adviser (2010- present); Vice President in Deutsche Bank’s Global Markets Legal, Risk and Capital Division (2010-2012).

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DBX ETF Trust

Trustees and Officers (Unaudited) (Continued)

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Bryan Richards (1978) 345 Park Avenue New York New York 10154	Vice President	Since 2016	Director in DWS (2014-present); Portfolio Manager in the Passive Asset Management Department at Deutsche Bank AG (2011-present); Primary Portfolio Manager for the PowerShares DB Commodity ETFs (2011-2015).
Leslie Lowenbraun (1953) 60 Wall Street New York, New York 10005	Secretary	Since 2016	Vice President in U.S. Retail Passive Legal of DWS (2014-present) and Chief Legal Officer of the Adviser (2017-present); Counsel at Skadden, Arps, Slate, Meagher & Flom LLP (2005-2014).
Amy McDonald (1978) One International Place Boston, Massachusetts 02110	Assistant Secretary	Since 2018	Vice President in U.S. Retail Passive Legal of DWS (2018-present); Vice President, Fidelity Investments Asset Management Compliance (2016-2017); Legal Counsel and Senior Legal Counsel, Fidelity Investments (2010-2016).

Each Trustee serves until his or her successor is duly elected or appointed and qualified. Each officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

The Funds’ SAI includes additional information about the Funds’ Trustees and is available by calling 855-329-3837, or on the Company’s website at www.Xtrackers.com

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DBX ETF Trust

Board Consideration in Approval of Investment Advisory Contract (Unaudited)

Xtrackers MSCI EAFE High Dividend Yield Equity ETF, Xtrackers MSCI All World ex US High Dividend Yield Equity ETF, Xtrackers Municipal Infrastructure Revenue Bond ETF, Xtrackers Investment Grade Bond — Interest Rate Hedged ETF, Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF and Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on February 13, 2018, the Trustees, including the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement with respect to Xtrackers MSCI EAFE High Dividend Yield Equity ETF, Xtrackers MSCI All World ex US High Dividend Yield Equity ETF, Xtrackers Municipal Infrastructure Revenue Bond ETF, Xtrackers Investment Grade Bond — Interest Rate Hedged ETF, Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF and Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF, (each a “Fund,” and collectively, the “Funds”). The Independent Trustees were advised throughout the review and meetings by K&L Gates LLP (“Independent Trustee Counsel”).

In reaching this decision, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX Advisors LLC (“DBX” or the “Adviser”) and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Adviser from its relationship with the Funds; (5) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Adviser.

The Board reached a determination, with the assistance of Dechert LLP (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services provided by the Adviser under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Adviser continuously during the prior year, in addition to the information the Adviser had provided in response to the Board’s requests prior to this meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Adviser, including portfolio management.

The Board considered that the Adviser provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Adviser pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Adviser or one of its Deutsche Bank affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Adviser arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operations. The Board also considered that in addition to managing the Funds’ portfolios directly, the Adviser provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds. The Trustees took into consideration that tracking error for each Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Adviser under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Adviser, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Adviser, including the training, qualifications and experience of investment personnel in managing

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DBX ETF Trust

Board Consideration in Approval of Investment Advisory Contract (Unaudited) (Continued)

the Funds. The Board also considered the expertise of the Adviser in supervising third party service providers to the Funds, such as the administrator and the custodian, noting the Adviser’s extensive work with these service providers (including onsite due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Adviser, which supports the Funds’ compliance program.

Adviser’s Financial Resources.    In connection with the assessment of the ability of the Adviser to perform its duties under the Investment Advisory Agreement, the Board considered the Adviser’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Adviser has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee.    The Board compared each Fund’s advisory fee to that of other pertinent exchange-traded funds (“ETFs”) and noted that each Fund’s fee is competitive with the fees of its respective peer group. The Board agreed that it was familiar with the Adviser’s methodology for selecting each Fund’s peer group and believed that the Funds’ peer groups were appropriate. The Board considered that the fee for each of the Funds is a unitary fee pursuant to which the Adviser pays all of the Fund’s costs. The Board also considered that each Fund’s portfolio is managed on a day-to-day basis by the Adviser and that the Adviser also provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee for each Fund is reasonable in light of the services provided.

Costs of Services and Profitability.    The Board considered the expenses of the Adviser in developing and rendering services provided to the Funds and the information provided by the Adviser to the Board regarding the Funds’ profitability. The Board considered that the Adviser had provided extensive information about the Adviser’s profitability and the Adviser’s methodology in determining profitability. While the Adviser had provided information about the Adviser’s expenses relating to marketing the Funds, the Board considered the Adviser’s profitability without accounting for such expenses. The Board determined that, although only some of the Funds were profitable as of this time, the Adviser’s profitability with respect to each profitable Fund was not excessive. The Board considered whether the Adviser would benefit in other ways from its relationships with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Adviser related to the operation of the Funds.

Economies of Scale.    The Board considered that certain Funds had attracted a substantial amount of assets, but determined that those Funds were not experiencing economies of scale beyond what was reflected in each Fund’s unitary fee, which the Board noted was very competitive. The Board considered that the other Funds were not experiencing economies of scale at this time and determined to revisit this matter after the Funds had attracted more assets.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

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DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” and at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at 855-329-3837.

Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount/Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca or Bats BZX, as applicable, at a price above (i.e., at a premium) or below (i.e., at a discount) the Net Asset Value of the Fund during the past calendar year, when available can be found at www.Xtrackers.com.

Tax Information

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum allowable for its year ended May 31, 2018.

Qualified Dividend Income*
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	67%
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	79%

* The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Each Fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

	Gross Foreign Income	Foreign Taxes Paid
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	$379,058	$39,177
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	499,643	49,337

Of the dividends paid from net investment income for the fiscal year ended May 31, 2018 for Xtrackers Municipal Infrastructure Revenue Bond ETF, 100% are designated as exempt interest dividends for federal income tax purposes.

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DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax adviser, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.Xtrackers.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

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DBX ETF Trust

This report is intended for the shareholders of DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including possible loss of principal. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Income from municipal bonds may be subject to state and local taxes and at times the alternative minimum tax. EMIH, HYIH and IGIH seek to mitigate the potential negative impact of rising Treasury interest rates by taking short positions in U.S. Treasury notes or bonds, or futures relating to those instruments. These short positions are not intended to mitigate credit risk or other factors that may have a greater impact on performance than rising or falling interest rates. The short positions may limit the potential positive impact of falling interest rates and there is no guarantee that the short positions will completely eliminate the interest rate risk of the long positions. The Funds’ use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Stocks may decline in value. Dividends are not guaranteed. If the dividend-paying stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be adversely affected. Performance of the Funds may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in these Funds should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Funds. Please read the prospectus for more information.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the New York Stock Exchange or Bats BZX Exchange, Inc., as applicable. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

EMIH, HYIH, IGIH and RVNU are not sponsored, promoted, sold or supported in any other manner by Solactive AG (the “Licensor”) nor does the trade mark or the Index Price at any time or in any other respect.

The Funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such Funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with DBX and any related funds.

Copyright © 2018 DWS Group. All rights reserved. XtrackersTM is a trademark of Deutsche Asset Management International GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 345 Park Avenue New York, New York 10154	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 101 Barclay Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1100 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-35362-5 (7/18) DBX003442 (7/19)

May 31, 2018

Annual Report

DBX ETF Trust

Xtrackers CSI 300 China A-Shares Hedged Equity ETF (ASHX)

(On June 4, 2018, ASHX was renamed Xtrackers MSCI China A Inclusion Equity ETF)

Xtrackers Harvest CSI 300 China A-Shares ETF (ASHR)

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)

Xtrackers MSCI All China Equity ETF (CN)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this annual report for our flagship ETFs tracking China’s equity market for the period ended May 31, 2018.

You may have noticed a new logo appearing on the cover of this report. As of March 23, 2018, Deutsche Asset Management has adopted its existing European brand, DWS, globally. As we have consolidated several businesses over the last few years, each of which has grown up relatively independently, the time has now come to be united under a single brand that reflects our global identity and the full breadth of capabilities we offer to our clients.

The DWS brand — Deutsche Gesellschaft für Wertpapiersparen — draws on our roots in the German market, going back over 60 years. It was established in Hamburg in 1956 with a singular objective: to assist private investors in building wealth and managing risk. We have been fulfilling that promise for generations. Today, the DWS name is synonymous with the values that we have continuously lived up to, and those that will remain central to our future success: Excellence, Entrepreneurship, Sustainability and Integrity. It is therefore a name that we are proud to adopt and build upon as our brand here in the Americas.

Neither our product names nor the names of DBX ETF Trust and DBX Advisors LLC will change as part of this re-branding.

In connection with this change, our Americas web site has recently been redesigned with a new address: DWS.com. However, for your convenience, the Xtrackers.com address will remain live and will continue to automatically direct you to the new ETF site. Please visit us online to find the most current insights from our CIO, economists and investment specialists.

We are pleased to provide this annual report for our flagship ETFs tracking China’s equity market for the period ended May 31, 2018.

China’s economy carried the momentum of steady and sound growth over the reporting period. The economy continued to rebalance, supported by the government’s consistent efforts towards financial deleveraging. Expansionary fiscal policies and relatively tight monetary policies have aided growth and safeguarded financial stability of the economy. The reigning in of shadow banking services and the curbing of rising debt levels in the economy remained the centerpiece of the Communist Party of China’s (CPC) economic policies. Private investments surged, as the private sector started penetrating into new areas previously dominated by state-owned enterprises (SOEs). Meanwhile, escalated trade frictions between the U.S. and China and rising imports caused the trade surplus to diminish slightly during the period.

The world’s second largest economy advanced steadily at 6.8% percent year-over-year, driven by the strengthening of domestic consumption on rising real incomes, low unemployment levels, and impressive growth in the services sector. Major economic indicators, such as industrial production, retail sales, and fixed asset investment, witnessed stable growth. Meanwhile, supply side reforms to cut excess capacity, coupled with high business confidence, boosted manufacturing capacity utilization. However, tightening credit regulations and a rigorous approval process led to a slackening of fixed investments in 2018. Despite the existing trade friction between the U.S. and China, trade with countries along China’s One Belt, One Road (Belt and Road Initiative)1 increased substantially. Commodity imports soared owing to an increase in domestic demand and infrastructure investments in the country. Meanwhile, accommodative fiscal policies, including a series of tax cuts, helped boost consumption and personal income. The CPC also reduced the headline deficit target to 2.6% with the streamlining of public spending by government organizations.

Amid its changing stance, the People’s Bank of China (PBoC) tightened its hold on the lending sector with increased reserve requirements for leveraged lending and asset management businesses. On the other hand, it reduced the required reserve ratio by 0.01% to facilitate liquidity

1

and funding capacity of smaller banks. Such strategic moves have subdued inflationary pressures and aided employment and wage growth in the economy. Meanwhile, the PBoC’s series of capital control measures and new exchange rate fixing formula aided the renminbi’s strengthening against the USD over the reporting period. In addition, the inclusion of China A-shares3 in the MSCI Emerging Market Index2 is expected to renew investor interest in China large-cap equities, while boosting inflows.

China’s gross domestic product is expected to grow at a steady rate with country the focusing on expansion driven by consumption rather than exports and debt-fueled investments. However, deleveraging could impact the growth rate in the short term, but is expected to mitigate larger imbalances in the future. Additionally, the opening up of the financial sector, dominated by SOEs, could increase efficiency and could also help optimally allocate financial resources in the economy. Financial conditions would likely remain stable for the next few months, but we expect policymakers to further relax financial control to support domestic demand if trade tensions mount.

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1 One Belt, One Road (Belt and Road Initiative) is a development strategy proposed by the Chinese government that focuses on connectivity and cooperation between Eurasian countries, primarily the People’s Republic of China (PRC), the land-based Silk Road Economic Belt (SREB) and the ocean-going Maritime Silk Road (MSR).

2 The MSCI Emerging Markets Index captures large- and mid-cap representation across emerging-market countries.

3 China A-shares are equity securities issued by companies incorporated in mainland China and are denominated in renminbi.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

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DBX ETF Trust

Management’s Discussion of Fund Performance (Unaudited)

Xtrackers CSI 300 China A-Shares Hedged Equity ETF

The Xtrackers CSI 300 China A-Shares Hedged Equity ETF (ASHX) seeks investment results that correspond generally to the performance, before fees and expenses, of the CSI 300 USD Hedged Index (ASHX Index). The ASHX Index is designed to reflect the price fluctuation and performance of the China A-Shares market and is composed of the 300 largest and most liquid stocks in the China A-Share market, while mitigating exposure to fluctuations between the value of the renminbi and the U.S. dollar. For the 12-month period ended May 31, 2018, ASHX shares returned 9.12%, compared to the ASHX Index return of 6.29%.

The majority of the sectors contributed positively to performance during the period, with the greatest contributions coming from Consumer Staples, Financials, and Consumer Discretionary. Telecommunication Services was the only negative contributor to performance. The Fund entered into forward foreign currency contracts during the period to hedge against changes in the value of the U.S. dollar against the Chinese renminbi. The currency hedging strategy contributed negatively to performance. On June 4, 2018 the Fund was renamed Xtrackers MSCI China A Inclusion Equity ETF and changed its investment objective to seek investment results that correspond generally to the performance of the MSCI China A Inclusion Index.

Xtrackers Harvest CSI 300 China A-Shares ETF

Xtrackers Harvest CSI 300 China A-Shares ETF (ASHR) seeks investment results that correspond generally to the performance, before fees and expenses, of the CSI 300 Index (ASHR Index). The ASHR Index is designed to reflect the price fluctuation and performance of the China A-share market and is composed of the 300 largest and most liquid stocks in the China A-share market. ASHR is sub-advised by Harvest Global Investments. The continued strategic partnership between DWS and Harvest Global Investments provides investors with unique access to the expansive Chinese economy and stock market. For the 12-month period ended May 31, 2018, ASHR returned 15.38%, compared to the ASHR Index return of 18.10%.

The majority of the sectors contributed positively to performance during the period, with the greatest contribution coming from Consumer Staples, Financials, and Consumer Discretionary. Telecommunication Services was the only negative contributor to performance.

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS) seeks investment results that correspond generally to the performance, before fees and expenses, of the CSI 500 Index (ASHS Index). The ASHS Index tracks 500 small-cap companies listed on the Shanghai and Shenzhen stock exchanges. For the 12-month period ended May 31, 2018, ASHS returned 3.73%, compared to the ASHS Index return of 6.14%.

Materials, Healthcare, and Consumer Staples were the major positive contributors, while Industrials, Real Estate, and Consumer Discretionary detracted the most from performance.

Xtrackers MSCI All China Equity ETF

Xtrackers MSCI All China Equity ETF (CN) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI China All Shares Index (CN Index). The CN Index captures large- and mid-cap representation across China A-shares, B- shares, H shares, Red chips and P chips share classes. The Index aims to reflect the opportunity set of China share classes listed in Hong Kong, Shanghai, and Shenzhen. It is based on the concept of an integrated MSCI China equity universe, with China A-shares included. The Fund, using a passive or indexing approach, attempts to approximate the performance of the Index. CN expects to gain exposure to the China A-share components of the Index by investing in the Xtrackers Harvest CSI 300 China A-Shares ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF, affiliated Funds sub advised by Harvest Global Investments. For the 12-month period ended May 31, 2018, CN returned 24.71%, compared to the CN Index return of 22.48%.

The majority of the sectors contributed positively to performance during the period, with the greatest contribution coming from Information Technology, Financials, and Consumer Staples. Telecommunication Services and Industrials were negative contributors to performance.

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DBX ETF Trust

Management’s Discussion of Fund Performance (Unaudited) (Continued)

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Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance data visit www.Xtrackers.com. Returns assume that dividends and capital gains distributions have been reinvested. See pages 6-13 of this report for additional performance information, including performance data based on market value.

The views expressed in this report reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Current and future portfolio holdings are subject to risk.

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DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers CSI 300 China A-Shares Hedged Equity ETF (ASHX)

The Xtrackers CSI 300 China A-Shares Hedged Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the CSI 300 USD Hedged Index (the “Underlying Index”). The Underlying Index is designed to reflect the price fluctuation and performance of the China A-Share market and is composed of the 300 largest and most liquid stocks in the China A-Share market, while mitigating exposure to fluctuations between the value of the renmimbi (“RMB”) and the U.S. dollar. The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Underlying Index. ASHX expects to gain exposure to the China A-share market of the Underlying Index by investing in Xtrackers Harvest CSI 300 China A-Shares ETF (ASHR), an affiliated fund subadvised by Harvest Global Investments Limited. On June 4, 2018 the Fund was renamed Xtrackers MSCI China A Inclusion Equity ETF and change its investment objective to seek investment results that correspond generally to the performance of the MSCI China A Inclusion Index. The MSCI China A Inclusion Index is designed to track the equity market performance of China A-Shares that are accessible through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program. China A-Shares are equity securities issued by companies incorporated in mainland China and are denominated in renminbi. The fund no longer invests in ASHR. It is not possible to invest directly into an index.

Performance as of 5/31/18

Average Annual Total Return
	Net Asset Value	Market Value	CSI 300 USD Hedged Index	CSI 300 Index
One Year	9.12%	8.91%	6.29%	18.10%
Since Inception[1]	1.69%	1.69%	-0.14%	4.18%

Cumulative Total Returns
	Net Asset Value	Market Value	CSI 300 USD Hedged Index	CSI 300 Index
One Year	9.12%	8.91%	6.29%	18.10%
Since Inception[1]	4.49%	4.47%	-0.36%	11.31%

1 Total returns are calculated based on the commencement of operations, 10/20/15 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the prospectus dated October 2, 2017, was 1.35%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 2, 2017, as supplemented June 14, 2018, was 0.60%. This expense ratio includes net expenses of the affiliated funds in which ASHX invests.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

6

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers CSI 300 China A-Shares Hedged Equity ETF (ASHX) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 10/20/15.

Sector Diversification* as of 5/31/18

Financials	32.1%
Industrials	13.2%
Consumer Discretionary	11.8%
Information Technology	9.0%
Consumer Staples	9.0%
Health Care	7.4%
Materials	7.1%
Real Estate	4.6%
Utilities	2.7%
Energy	2.4%
Telecommunication Services	0.7%

Total	100.0%

* As a percentage of total investments excluding securities lending collateral. Sector percentages are based on the sector allocations of the Fund’s investment in Xtrackers Harvest CSI 300 China A-shares ETF.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 16.

7

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Harvest CSI 300 China A-Shares ETF (ASHR)

The Xtrackers Harvest CSI 300 China A-Shares ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the CSI 300 Index (the “Underlying Index”). The Underlying Index is designed to reflect the price fluctuation and performance of the China A-Share market and is composed of the 300 largest and most liquid stocks in the China A-Share market. The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Underlying Index. The MSCI ACWI ex USA Index is designed to provide exposure to equity securities in developed and emerging stock markets (excluding the United States). It is not possible to invest directly into an index.

Performance as of 5/31/18

Average Annual Total Return
	Net Asset Value	Market Value	CSI 300 Index	MSCI ACWI ex USA Index
One Year	15.38%	16.11%	18.10%	9.67%
Since Inception[1]	10.35%	10.32%	11.49%	4.21%

Cumulative Total Returns
	Net Asset Value	Market Value	CSI 300 Index	MSCI ACWI ex USA Index
One Year	15.38%	16.11%	18.10%	9.67%
Since Inception[1]	56.80%	56.62%	64.36%	20.71%

1 Total returns are calculated based on the commencement of operations, 11/6/13 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 2, 2017, as supplemented June 14, 2018, was 0.65%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

8

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Harvest CSI 300 China A-Shares ETF (ASHR) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 11/6/13.

Sector Diversification* as of 5/31/18

Financials	32.1%
Industrials	13.2%
Consumer Discretionary	11.8%
Information Technology	9.0%
Consumer Staples	9.0%
Health Care	7.4%
Materials	7.1%
Real Estate	4.6%
Utilities	2.7%
Energy	2.4%
Telecommunication Services	0.7%

Total	100.0%

Ten Largest Equity Holdings as of 5/31/18 (24.3% of Net Assets)

Description	% of Net Assets
Ping An Insurance Group Co. of China Ltd.	5.9%
Kweichow Moutai Co. Ltd.	3.4%
China Merchants Bank Co. Ltd.	2.7%
Midea Group Co. Ltd.	2.2%
Gree Electric Appliances, Inc. of Zhuhai	2.1%
Industrial Bank Co. Ltd.	1.8%
China Minsheng Banking Corp. Ltd.	1.6%
Inner Mongolia Yili Industrial Group Co. Ltd.	1.6%
Jiangsu Hengrui Medicine Co. Ltd.	1.5%
Bank of Communications Co. Ltd.	1.5%

* As a percentage of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 18.

9

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)

The Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the CSI 500 Index (the “Underlying Index”). The Underlying Index is designed to reflect the price fluctuation and performance of small cap companies in the China A-Share market and is composed of the 500 smallest and most liquid stocks in the China A-Share market. The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Underlying Index. The MSCI ACWI ex USA Index is designed to provide exposure to equity securities in developed and emerging stock markets (excluding the United States). It is not possible to invest directly into an index.

Performance as of 5/31/18

Average Annual Total Return
	Net Asset Value	Market Value	CSI 500 Index	MSCI ACWI ex USA Index
One Year	3.73%	5.36%	6.14%	9.67%
Since Inception[1]	9.03%	9.26%	11.52%	3.61%

Cumulative Total Returns
	Net Asset Value	Market Value	CSI 500 Index	MSCI ACWI ex USA Index
One Year	3.73%	5.36%	6.14%	9.67%
Since Inception[1]	41.71%	42.93%	55.23%	15.39%

1 Total returns are calculated based on the commencement of operations, 5/21/14 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 2, 2017, as supplemented June 14, 2018, was 0.65%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

10

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 5/21/14.

Sector Diversification* as of 5/31/18

Industrials	21.1%
Information Technology	17.7%
Materials	15.8%
Health Care	12.8%
Consumer Discretionary	12.4%
Consumer Staples	7.5%
Real Estate	5.5%
Utilities	3.2%
Energy	2.4%
Financials	1.6%

Total	100.0%

Ten Largest Equity Holdings as of 5/31/18 (5.6% of Net Assets)

Description	% of Net Assets
Changchun High & New Technology Industries, Inc.	0.8%
Jinyu Bio-Technology Co. Ltd.	0.6%
Shandong Hualu Hengsheng Chemical Co. Ltd.	0.6%
Glodon Co. Ltd.	0.6%
Shanghai Jahwa United Co. Ltd.	0.5%
Zhejiang Huahai Pharmaceutical Co. Ltd.	0.5%
Changyuan Group Ltd.	0.5%
Luxi Chemical Group Co. Ltd.	0.5%
Dawning Information Industry Co. Ltd.	0.5%
Anhui Kouzi Distillery Co. Ltd.	0.5%

* As a percentage of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 24.

11

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI All China Equity ETF (CN)

The Xtrackers MSCI All China Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI China All Shares Index (the “Underlying Index”). The Underlying Index is intended to give investors a means of tracking the overall performance of equity securities that are a representative sample of the entire Chinese investment universe and is composed of A-shares, H-shares, B-shares, Red chips and P chips share classes. The Underlying Index captures large and mid-cap representation across China A-shares, B-shares, H-shares, Red chips and P chips. The index aims to reflect the opportunity set of China share classes listed in Hong Kong, Shanghai and Shenzhen. It is based on the concept of the integrated MSCI China equity universe with China A-shares included. The Fund, using “passive” or indexing investment approach, attempts to approximate the performance of the Underlying Index. The Fund expects to gain exposure to the China A-share components of the Index by investing in Xtrackers Harvest CSI 300 China A-Shares ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF, affiliated funds subadvised by Harvest Global Investments Limited. Effective June 1, 2018, the Fund expects to gain exposure to the China A-share components of the Index by also investing in Xtrackers MSCI China A Inclusion Equity ETF, an affiliated fund advised by DBX Advisors LLC. It is not possible to invest directly into an index.

Performance as of 5/31/18

Average Annual Total Return
	Net Asset Value	Market Value	MSCI China All Shares Index
One Year	24.71%	25.66%	22.48%
Since Inception[1]	17.85%	17.94%	13.73%

Cumulative Total Returns
	Net Asset Value	Market Value	MSCI China All Shares Index
One Year	24.71%	25.66%	22.48%
Since Inception[1]	95.72%	96.43%	69.26%

1 Total returns are calculated based on the commencement of operations, 4/30/14 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 2, 2017, as supplemented June 14, 2018, was 0.82%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report. This expense ratio includes net expenses of the affiliated funds in which CN invests.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

12

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI All China Equity ETF (CN) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 4/30/14.

Sector Diversification* as of 5/31/18

Information Technology	28.4%
Financials	23.5%
Consumer Discretionary	9.9%
Industrials	8.5%
Consumer Staples	5.4%
Real Estate	4.9%
Health Care	4.9%
Materials	4.3%
Energy	4.3%
Utilities	3.1%
Telecommunication Services	2.8%

Total	100.0%

Ten Largest Equity and ETF Holdings as of 5/31/18 (69.0% of Net Assets)

Description	% of Net Assets
Xtrackers Harvest CSI 300 China A-Shares ETF	33.0%
Tencent Holdings Ltd.	10.3%
Alibaba Group Holding Ltd.	8.2%
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	5.1%
China Construction Bank Corp.	3.0%
Baidu, Inc.	2.4%
Industrial & Commercial Bank of China Ltd.	2.3%
China Mobile Ltd.	2.0%
Bank of China Ltd.	1.5%
Ping An Insurance Group Co. of China Ltd.	1.2%

* As a percentage of total investments excluding securities lending collateral. Sector percentages include the sector allocations of the Underlying Funds in which the Fund invests.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 33.

13

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other fund expenses. In addition to the ongoing expenses which each Fund bears directly, the Xtrackers MSCI All China Equity ETF shareholders indirectly bear the expenses of Xtrackers Harvest CSI 300 China A-Shares ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (the “Underlying Funds”) in which the Xtrackers MSCI All China Equity ETF invests. The Xtrackers CSI 300 China A-Shares Hedged Equity ETF shareholders indirectly bear the expenses of Xtrackers Harvest CSI 300 China A-Shares ETF (the “Underlying Fund”) in which the Xtrackers CSI 300 China A-Shares Hedged Equity ETF invests. These expenses are not included in Xtrackers MSCI All China Equity ETF’s and Xtrackers CSI 300 China A-Shares Hedged Equity ETF’s annualized expense ratios used to calculate the expense estimate in the tables. In the most recent six-month period Xtrackers CSI 300 China A-Shares Hedged Equity ETF and Xtrackers MSCI All China Equity ETF limited these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the table are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (December 1, 2017 to May 31, 2018).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers CSI 300 China A-Shares Hedged Equity ETF (2)
Actual	$1,000.00	$945.90	0.05%	$0.24
Hypothetical (5% return before expenses)	$1,000.00	$1,024.68	0.05%	$0.25
Xtrackers Harvest CSI 300 China A-Shares ETF
Actual	$1,000.00	$974.00	0.66%	$3.25
Hypothetical (5% return before expenses)	$1,000.00	$1,021.64	0.66%	$3.33
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
Actual	$1,000.00	$945.40	0.65%	$3.15
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28

14

DBX ETF Trust

Fees and Expenses (Unaudited) (Continued)

	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers MSCI All China Equity ETF (2)
Actual	$1,000.00	$1,030.70	0.36%	$1.82
Hypothetical (5% return before expenses)	$1,000.00	$1,023.14	0.36%	$1.82

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 365.

(2) The Fund invests in other ETFs and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

15

DBX ETF Trust

Schedule of Investments

Xtrackers CSI 300 China A-Shares Hedged Equity ETF

May 31, 2018

	Number of Shares	Value
COMMON STOCKS — 0.1%
Consumer Discretionary — 0.0%
Midea Group Co. Ltd., Class A*	100	$826

Financials — 0.1%
China Merchants Bank Co. Ltd., Class A*	100	449
Ping An Insurance Group Co. of China Ltd., Class A*	100	971

		1,420

Information Technology — 0.0%
Hangzhou Hikvision Digital Technology Co. Ltd., Class A*	100	612

TOTAL COMMON STOCKS (Cost $2,837)		2,858

	Number of Shares	Value
EXCHANGE-TRADED FUND — 98.5%
Xtrackers Harvest CSI 300 China A-Shares ETF (a)(b) (Cost $1,732,663)	69,221	$2,048,942

SECURITIES LENDING COLLATERAL — 3.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.68% (c)(d) (Cost $75,000)	75,000	75,000

TOTAL INVESTMENTS — 102.2% (Cost $1,810,500)		$2,126,800
Other assets and liabilities, net — (2.2%)		(46,316)

NET ASSETS — 100.0%		$2,080,484

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2018 is as follows:

Value ($) at 5/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2018	Value ($) at 5/31/2018
EXCHANGE-TRADED FUND — 98.5%
Xtrackers Harvest CSI 300 China A-Shares ETF (a)(b)
2,932,996	103,013	(1,453,174)	214,663	251,444	28,928	—	69,221	2,048,942

SECURITIES LENDING COLLATERAL — 3.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.68% (c)(d)
1,314,136	—	(1,239,136)	—	—	11,636	—	75,000	75,000

4,247,132	103,013	(2,692,310)	214,663	251,444	40,564	—	144,221	2,123,942

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2018 amounted to $74,000, which is 3.6% of net assets.
(b)	Affiliated fund advised by DBX Advisors LLC.
(c)	Affiliated fund managed by DWS Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2018.

As of May 31, 2018, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	6/5/2018	CNH	78,000	USD	12,333	$170	$—
Goldman Sachs & Co.	6/5/2018	CNH	19,967,000	USD	3,152,881	39,207	—
Goldman Sachs & Co.	6/5/2018	USD	1,023,405	CNH	6,540,000	—	(3,551)
Goldman Sachs & Co.	6/5/2018	USD	67,181	CNH	425,000	—	(907)

Total unrealized appreciation (depreciation)						$39,377	$(4,458)

Currency Abbreviations

CNH	Chinese Offshore Yuan
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Xtrackers CSI 300 China A-Shares Hedged Equity ETF (Continued)

May 31, 2018

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$2,858	$—	$—	$2,858
Exchange-Traded Fund	2,048,942	—	—	2,048,942
Short-Term Investments	75,000	—	—	75,000
Derivatives (f)
Forward Foreign Currency Contracts	—	39,377	—	39,377

TOTAL	$2,126,800	$39,377	$—	$2,166,177

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Forward Foreign Currency Contracts	$—	$(4,458)	$—	$(4,458)

TOTAL	$—	$(4,458)	$—	$(4,458)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency contracts.

There have been no transfers between fair value measurement levels during the year ended May 31, 2018.

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF

May 31, 2018

	Number of Shares	Value
COMMON STOCKS — 99.4%
Consumer Discretionary — 11.7%
Alpha Group, Class A	146,992	$273,521
Beijing Enlight Media Co. Ltd., Class A	352,100	594,224
BYD Co. Ltd., Class A	359,582	2,868,804
China Film Co. Ltd., Class A	292,600	812,822
China Grand Automotive Services Co. Ltd., Class A	960,297	1,020,023
China International Travel Service Corp. Ltd., Class A	385,833	4,071,219
China Shipbuilding Industry Group Power Co. Ltd., Class A*	344,255	1,253,789
Chinese Universe Publishing and Media Co. Ltd., Class A	218,771	542,556
Chongqing Changan Automobile Co. Ltd., Class A	777,756	1,230,095
CITIC Guoan Information Industry Co. Ltd., Class A	1,094,400	1,089,066
Fuyao Glass Industry Group Co. Ltd., Class A	550,840	2,141,070
Great Wall Motor Co. Ltd., Class A	475,711	811,000
Gree Electric Appliances, Inc. of Zhuhai, Class A	1,912,071	14,166,251
Guangzhou Automobile Group Co. Ltd., Class A	51,802	145,033
Hangzhou Robam Appliances Co. Ltd., Class A	186,084	1,030,374
Heilan Home Co. Ltd., Class A*	203,900	462,422
Huayi Brothers Media Corp., Class A	662,165	847,943
Huayu Automotive Systems Co. Ltd., Class A	628,959	2,503,573
Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	608,130	570,070
Kuang-Chi Technologies Co. Ltd., Class A*	28,700	100,095
Liaoning Cheng Da Co. Ltd., Class A*	489,078	1,240,383
Midea Group Co. Ltd., Class A	1,805,116	14,897,046
Nanjing Xinjiekou Department Store Co. Ltd., Class A*(a)	161,768	793,612
Oppein Home Group, Inc., Class A*	15,000	335,434
Qingdao Haier Co. Ltd., Class A	1,211,245	3,797,391
SAIC Motor Corp. Ltd., Class A	1,328,252	7,510,101
Shandong Linglong Tyre Co. Ltd., Class A	133,502	373,150
Shanghai Oriental Pearl Group Co. Ltd., Class A	521,553	1,461,854
Shenzhen Overseas Chinese Town Co. Ltd., Class A	1,289,980	1,585,501
Songcheng Performance Development Co. Ltd., Class A	282,824	1,021,673
Suning.com Co. Ltd., Class A	1,469,906	3,730,219
Suofeiya Home Collection Co. Ltd., Class A	221,459	1,214,160
TCL Corp., Class A	3,191,580	1,548,187
Triangle Tyre Co. Ltd., Class A	66,518	167,871
Wanda Film Holding Co. Ltd., Class A (a)	137,403	1,141,403
Wanxiang Qianchao Co. Ltd., Class A	548,989	690,170
Wuchan Zhongda Group Co. Ltd., Class A	686,930	652,510

	Number of Shares	Value
Consumer Discretionary (Continued)
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd., Class A*	129,189	$266,589
Xiamen Intretech, Inc., Class A	10,300	98,706
Zhejiang Century Huatong Group Co. Ltd., Class A	174,204	953,723
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	148,885	239,424

		80,253,057

Consumer Staples — 8.9%
Beijing Dabeinong Technology Group Co. Ltd., Class A	818,013	697,918
Foshan Haitian Flavouring & Food Co. Ltd., Class A	91,885	1,074,028
Henan Shuanghui Investment & Development Co. Ltd., Class A	396,119	1,810,300
Inner Mongolia Yili Industrial Group Co. Ltd., Class A*	2,303,360	11,148,101
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	239,295	5,362,746
Kweichow Moutai Co. Ltd., Class A	199,272	23,346,333
Luzhou Laojiao Co. Ltd., Class A	287,308	3,096,585
Muyuan Foodstuff Co. Ltd., Class A	138,500	1,138,460
New Hope Liuhe Co. Ltd., Class A	839,346	933,443
Shanghai Bailian Group Co. Ltd., Class A	223,955	417,781
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	29,500	296,553
Tongwei Co. Ltd., Class A	220,200	387,422
Wuliangye Yibin Co. Ltd., Class A*	753,825	9,286,348
Yonghui Superstores Co. Ltd., Class A	1,505,443	2,261,247

		61,257,265

Energy — 2.4%
China Coal Energy Co. Ltd., Class A	729,987	560,193
China Merchants Energy Shipping Co. Ltd., Class A	590,600	360,187
China Oilfield Services Ltd., Class A	67,200	109,742
China Petroleum & Chemical Corp., Class A	4,155,566	4,569,583
China Petroleum Engineering Corp.*	190,000	138,398
China Shenhua Energy Co. Ltd., Class A	782,951	2,491,277
Offshore Oil Engineering Co. Ltd., Class A	880,683	822,818
PetroChina Co. Ltd., Class A	2,556,372	3,181,883
Shaanxi Coal Industry Co. Ltd., Class A	1,577,283	1,980,445
Shanxi Meijin Energy Co. Ltd., Class A (a)	332,500	275,605
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	629,200	754,696
Sinopec Oilfield Service Corp., Class A*	516,500	169,179
Wintime Energy Co. Ltd., Class A	2,454,485	800,136
Yanzhou Coal Mining Co. Ltd., Class A	150,544	317,701

		16,531,843

Financials — 31.9%
Agricultural Bank of China Ltd., Class A	14,503,000	8,121,001
Anxin Trust Co. Ltd., Class A	870,512	1,110,671

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF (Continued)

May 31, 2018

	Number of Shares	Value
Financials (Continued)
Avic Capital Co. Ltd., Class A	1,786,090	$1,454,224
Bank of Beijing Co. Ltd., Class A	5,839,684	6,029,824
Bank of Chengdu Co. Ltd., Class A*	45,100	78,294
Bank of China Ltd., Class A	8,338,600	4,903,338
Bank of Communications Co. Ltd., Class A	10,918,210	10,251,921
Bank of Guiyang Co. Ltd., Class A	549,800	1,143,121
Bank of Hangzhou Co. Ltd., Class A	162,465	296,992
Bank of Jiangsu Co. Ltd., Class A	2,734,800	3,071,251
Bank of Nanjing Co. Ltd., Class A	2,012,683	2,549,111
Bank of Ningbo Co. Ltd., Class A	997,935	2,649,227
Bank of Shanghai Co. Ltd., Class A	637,420	1,548,002
Bohai Capital Holding Co. Ltd., Class A (a)	673,700	505,071
Caitong Securities Co. Ltd., Class A*	44,800	88,744
Central China Securities Co. Ltd., Class A	226,200	190,874
Changjiang Securities Co. Ltd., Class A	1,521,069	1,504,165
China CITIC Bank Corp. Ltd., Class A	1,216,301	1,216,064
China Construction Bank Corp., Class A	2,655,628	2,949,202
China Everbright Bank Co. Ltd., Class A	6,293,887	3,897,326
China Galaxy Securities Co. Ltd., Class A	256,600	365,413
China Life Insurance Co. Ltd., Class A	655,801	2,512,220
China Merchants Bank Co. Ltd., Class A	4,085,478	18,339,646
China Merchants Securities Co. Ltd., Class A	904,527	2,230,543
China Minsheng Banking Corp. Ltd., Class A	9,394,559	11,224,382
China Pacific Insurance Group Co. Ltd., Class A	1,249,103	6,481,989
CITIC Securities Co. Ltd., Class A	3,108,095	9,036,443
Dongxing Securities Co. Ltd., Class A	443,122	979,379
Everbright Securities Co. Ltd., Class A	770,992	1,433,453
First Capital Securities Co. Ltd., Class A*	836,880	877,182
Founder Securities Co. Ltd., Class A*	1,616,542	1,480,070
GF Securities Co. Ltd., Class A	1,166,303	2,599,566
Guosen Securities Co. Ltd., Class A	970,491	1,515,245
Guotai Junan Securities Co. Ltd., Class A*	1,481,984	3,881,070
Guoyuan Securities Co. Ltd., Class A*	799,802	1,041,661
Haitong Securities Co. Ltd., Class A	3,215,081	5,255,457
Huaan Securities Co. Ltd., Class A	427,300	417,886
Huatai Securities Co. Ltd., Class A	1,286,873	3,382,150
Huaxia Bank Co. Ltd., Class A	2,525,560	3,281,406
Hubei Biocause Pharmaceutical Co. Ltd., Class A	591,300	707,393
Industrial & Commercial Bank of China Ltd., Class A	8,570,784	7,566,487
Industrial Bank Co. Ltd., Class A	4,953,030	12,306,768
Industrial Securities Co. Ltd., Class A	1,832,088	1,688,850
Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	59,400	66,708
New China Life Insurance Co. Ltd., Class A	330,023	2,224,261
Northeast Securities Co. Ltd., Class A	391,425	437,139
Orient Securities Co. Ltd., Class A	1,179,312	1,981,078

	Number of Shares	Value
Financials (Continued)
Pacific Securities Co. Ltd., Class A	2,710,533	$1,141,499
Ping An Bank Co. Ltd., Class A	3,399,812	5,398,337
Ping An Insurance Group Co. of China Ltd., Class A	4,204,569	40,745,544
SDIC Capital Co. Ltd., Class A	335,900	592,033
Sealand Securities Co. Ltd., Class A	819,649	503,711
Shanghai Pudong Development Bank Co. Ltd., Class A*	4,665,642	7,677,524
Shanxi Securities Co. Ltd., Class A	677,498	765,075
Shenwan Hongyuan Group Co. Ltd., Class A	1,782,631	1,290,139
Sinolink Securities Co. Ltd., Class A*	842,805	1,030,624
SooChow Securities Co. Ltd., Class A	945,928	1,087,384
Southwest Securities Co. Ltd., Class A	1,120,132	728,555
Western Securities Co. Ltd., Class A	697,395	926,779
Zheshang Securities Co. Ltd., Class A*	145,500	237,838

		218,997,310

Health Care — 7.4%
Aier Eye Hospital Group Co. Ltd., Class A	358,700	1,846,302
Beijing Tongrentang Co. Ltd., Class A	219,595	1,387,872
China Reform Health Management and Services Group Co. Ltd., Class A*	281,498	1,645,630
Chongqing Zhifei Biological Products Co. Ltd., Class A*	190,600	1,385,668
Dong-E-E-Jiao Co. Ltd., Class A	211,858	1,983,344
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	222,623	1,535,486
Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A*	118,856	248,789
Huadong Medicine Co. Ltd., Class A*	190,621	2,303,061
Hualan Biological Engineering, Inc., Class A	223,035	1,255,501
Jiangsu Hengrui Medicine Co. Ltd., Class A	876,785	10,411,330
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	370,770	1,128,864
Kangmei Pharmaceutical Co. Ltd., Class A	1,165,185	4,863,381
Lepu Medical Technology Beijing Co. Ltd., Class A	421,100	2,614,120
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A*	414,776	1,926,618
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	32,700	270,526
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	401,396	2,898,128
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	455,822	1,883,366
Shanghai RAAS Blood Products Co. Ltd., Class A (a)	461,372	1,696,784
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	168,000	1,121,266
Tasly Pharmaceutical Group Co. Ltd., Class A	259,692	1,710,150
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	163,004	668,415

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF (Continued)

May 31, 2018

	Number of Shares	Value
Health Care (Continued)
Yunnan Baiyao Group Co. Ltd., Class A	203,387	$3,619,646
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	123,577	2,146,274

		50,550,521

Industrials — 13.1%
AECC Aero-Engine Control Co. Ltd., Class A*	126,816	277,318
AECC Aviation Power Co. Ltd., Class A*	359,434	1,348,876
Air China Ltd., Class A	783,199	1,343,761
AVIC Aircraft Co. Ltd., Class A	551,778	1,364,976
AVIC Helicopter Co. Ltd., Class A	93,958	606,871
Beijing New Building Materials PLC, Class A*	101,400	337,512
Beijing Orient Landscape & Environment Co. Ltd., Class A (a)	523,525	1,187,558
Beijing Originwater Technology Co. Ltd., Class A	741,478	1,827,312
China Avionics Systems Co. Ltd., Class A	211,856	450,395
China Communications Construction Co. Ltd., Class A	599,996	1,147,351
China Eastern Airlines Corp. Ltd., Class A	1,549,865	1,779,217
China Gezhouba Group Co. Ltd., Class A	1,090,712	1,301,454
China High-Speed Railway Technology Co. Ltd., Class A	468,410	407,679
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A*	63,100	82,870
China National Chemical Engineering Co. Ltd., Class A	786,257	913,646
China Nuclear Engineering Corp. Ltd., Class A	314,400	433,994
China Railway Construction Corp. Ltd., Class A	1,813,970	2,594,518
China Railway Group Ltd., Class A (a)	1,641,187	1,842,583
China Shipbuilding Industry Co. Ltd., Class A*	3,599,094	2,554,241
China Southern Airlines Co. Ltd., Class A	1,385,160	2,160,515
China Spacesat Co. Ltd., Class A	235,340	772,322
China State Construction Engineering Corp. Ltd., Class A	5,936,651	7,620,766
CITIC Heavy Industries Co. Ltd., Class A*	479,800	232,744
COSCO SHIPPING Development Co. Ltd., Class A*	1,259,600	579,578
COSCO SHIPPING Holdings Co. Ltd., Class A*	1,504,706	1,436,350
CRRC Corp. Ltd., Class A	2,891,146	4,130,692
CSSC Offshore and Marine Engineering Group Co. Ltd., Class A	92,293	241,413
Daqin Railway Co. Ltd., Class A	2,347,960	3,076,290
Fangda Carbon New Material Co. Ltd., Class A	121,635	494,413
Guangshen Railway Co. Ltd., Class A	1,350,450	935,231
Guangzhou Port Co. Ltd., Class A	291,300	269,434
Guoxuan High-Tech Co. Ltd., Class A	272,166	686,438
Hainan Airlines Holding Co. Ltd., Class A (a)	4,136,000	1,786,649
Han’s Laser Technology Industry Group Co. Ltd., Class A	334,952	2,873,443

	Number of Shares	Value
Industrials (Continued)
Jiangsu Guoxin Corp. Ltd., Class A*	260,442	$309,951
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	739,000	858,733
Jiangsu Zhongtian Technology Co. Ltd., Class A	840,468	1,324,036
Jihua Group Corp. Ltd., Class A	523,800	357,030
Luxshare Precision Industry Co. Ltd., Class A	627,933	2,276,181
Metallurgical Corp. of China Ltd., Class A	2,130,000	1,222,601
NARI Technology Co. Ltd., Class A	725,824	1,932,512
Ningbo Zhoushan Port Co. Ltd., Class A	1,574,300	1,262,141
Power Construction Corp. of China Ltd., Class A	1,810,007	1,648,734
Sany Heavy Industry Co. Ltd., Class A	1,805,989	2,278,877
SF Holding Co. Ltd., Class A	88,200	665,842
Shanghai Construction Group Co. Ltd., Class A*	1,769,211	954,801
Shanghai Electric Group Co. Ltd., Class A*	1,398,803	1,335,258
Shanghai International Airport Co. Ltd., Class A	378,300	3,178,634
Shanghai International Port Group Co. Ltd., Class A	1,200,453	1,218,943
Shanghai Tunnel Engineering Co. Ltd., Class A	750,794	819,740
Shenzhen Inovance Technology Co. Ltd., Class A*	399,334	2,035,521
Siasun Robot & Automation Co. Ltd., Class A*	425,067	1,232,520
Spring Airlines Co. Ltd., Class A*	108,027	640,116
STO Express Co. Ltd., Class A*	123,100	449,870
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	633,045	1,216,473
TBEA Co. Ltd., Class A*	1,468,103	1,790,691
Tus-Sound Environmental Resources Co. Ltd., Class A	279,448	877,845
Weichai Power Co. Ltd., Class A	1,913,418	2,605,442
XCMG Construction Machinery Co. Ltd., Class A	1,671,126	1,071,293
Xiamen C & D, Inc., Class A	564,081	938,778
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	805,895	2,028,800
YTO Express Group Co. Ltd., Class A	137,111	349,447
Zhejiang Chint Electrics Co. Ltd., Class A	172,400	737,868
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A*	96,200	257,484
Zhengzhou Yutong Bus Co. Ltd., Class A	525,207	1,800,592
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	1,735,103	1,128,545

		89,903,709

Information Technology — 8.9%
360 Security Technology, Inc., Class A*	46,000	245,453
Aisino Corp., Class A*	446,665	1,880,364
Beijing Shiji Information Technology Co. Ltd., Class A	128,340	598,136
Beijing Xinwei Technology Group Co. Ltd., Class A (a)	430,545	1,025,283

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF (Continued)

May 31, 2018

	Number of Shares	Value
Information Technology (Continued)
BOE Technology Group Co. Ltd., Class A	9,371,574	$6,022,365
Chaozhou Three-Circle Group Co. Ltd., Class A*	118,500	440,268
DHC Software Co. Ltd., Class A	741,608	1,191,431
Dongxu Optoelectronic Technology Co. Ltd., Class A	1,509,117	1,786,578
East Money Information Co. Ltd., Class A	1,420,748	2,940,663
Fiberhome Telecommunication Technologies Co. Ltd., Class A	222,695	922,215
Focus Media Information Technology Co. Ltd., Class A	1,930,889	3,761,638
Giant Network Group Co. Ltd., Class A	236,999	896,428
GoerTek, Inc., Class A	769,742	1,355,490
Guangzhou Haige Communications Group, Inc. Co., Class A	450,811	679,249
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	23,201	203,014
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	1,463,355	8,935,910
Hengtong Optic-electric Co. Ltd., Class A	108,000	555,224
Hithink RoyalFlush Information Network Co. Ltd., Class A	86,176	616,556
Hundsun Technologies, Inc., Class A	192,133	1,728,860
Iflytek Co. Ltd., Class A	579,829	3,274,807
Jiangsu Protruly Vision Technology Group Co. Ltd., Class A*	342,600	65,193
Lens Technology Co. Ltd., Class A	59,580	217,550
LONGi Green Energy Technology Co. Ltd., Class A	771,971	2,907,873
O-film Tech Co. Ltd., Class A	744,912	2,126,245
Ourpalm Co. Ltd., Class A	615,300	479,860
Perfect World Co. Ltd., Class A	151,537	852,082
Sanan Optoelectronics Co. Ltd., Class A*	965,721	3,124,049
Shenzhen Goodix Technology Co. Ltd., Class A*	12,300	136,770
Shenzhen Sunway Communication Co. Ltd., Class A	311,550	1,671,642
Suzhou Victory Precision Manufacture Co. Ltd., Class A	573,284	377,346
Tsinghua Tongfang Co. Ltd., Class A	697,651	1,200,249
Unisplendour Corp. Ltd., Class A	55,000	577,345
Wangsu Science & Technology Co. Ltd., Class A	570,461	979,649
Yonyou Network Technology Co. Ltd., Class A	373,435	1,432,872
Youzu Interactive Co. Ltd., Class A	120,795	395,287
Zhejiang Dahua Technology Co. Ltd., Class A	688,885	2,605,648
ZTE Corp., Class A*(a)	692,417	3,086,054

		61,295,646

Materials — 7.1%
Aluminum Corp. of China Ltd., Class A*	2,600,352	1,691,318
Angang Steel Co. Ltd., Class A	735,200	694,921
Anhui Conch Cement Co. Ltd., Class A	794,453	4,242,865
Baiyin Nonferrous Group Co. Ltd., Class A	297,000	240,889
Baoshan Iron & Steel Co. Ltd., Class A	3,512,990	4,613,668

	Number of Shares	Value
Materials (Continued)
BBMG Corp., Class A	1,329,800	$819,295
Beijing Sanju Environmental Protection and New Material Co. Ltd., Class A*(a)	357,882	1,415,641
Beijing Shougang Co. Ltd., Class A*	641,817	387,418
China Hainan Rubber Industry Group Co. Ltd., Class A*(a)	494,400	487,024
China Jushi Co. Ltd., Class A	238,340	452,795
China Molybdenum Co. Ltd., Class A*	1,056,290	1,171,413
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	861,618	1,624,795
Hengli Petrochemical Co. Ltd., Class A*	85,930	209,891
Hesteel Co. Ltd., Class A	1,687,835	826,641
Hoshine Silicon Industry Co. Ltd., Class A*	8,300	99,956
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	5,405,407	1,441,723
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	1,336,770	825,675
Jiangsu Bicon Pharmaceutical Listed Co., Class A	123,355	656,097
Jiangxi Copper Co. Ltd., Class A	413,695	1,064,686
Jiangxi Ganfeng Lithium Co. Ltd., Class A	303,424	1,974,474
Jinduicheng Molybdenum Co. Ltd., Class A*	384,604	400,726
Kangde Xin Composite Material Group Co. Ltd., Class A*	836,578	2,476,623
Kingenta Ecological Engineering Group Co. Ltd., Class A	633,302	820,860
Lomon Billions Group Co. Ltd., Class A	241,951	534,000
Minmetals Capital Co. Ltd., Class A*	134,700	178,795
Qinghai Salt Lake Industry Co. Ltd., Class A	555,009	1,063,921
Rongsheng Petro Chemical Co. Ltd., Class A	194,800	321,464
Shandong Gold Mining Co. Ltd., Class A	294,743	1,303,329
Shandong Nanshan Aluminum Co. Ltd., Class A	2,212,050	1,014,377
Shenzhen YUTO Packaging Technology Co. Ltd., Class A	13,700	107,143
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	988,707	906,781
Sinopec Shanghai Petrochemical Co. Ltd., Class A	584,550	525,171
Tianqi Lithium Corp., Class A (a)	271,351	2,374,252
Tongling Nonferrous Metals Group Co. Ltd., Class A*	2,512,420	987,529
Wanhua Chemical Group Co. Ltd., Class A (a)	529,771	2,742,489
Xiamen Tungsten Co. Ltd., Class A	174,146	568,513
Zhejiang Huayou Cobalt Co. Ltd., Class A*	118,300	1,928,597
Zhejiang Longsheng Group Co. Ltd., Class A	908,588	1,849,417
Zhongjin Gold Corp. Ltd., Class A	688,016	929,338
Zijin Mining Group Co. Ltd., Class A	4,111,251	2,404,709

		48,379,219

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF (Continued)

May 31, 2018

	Number of Shares	Value
Real Estate — 4.6%
Beijing Capital Development Co. Ltd., Class A	513,486	$669,565
China Fortune Land Development Co. Ltd., Class A	466,133	1,970,318
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	934,306	3,088,001
China Vanke Co. Ltd., Class A	1,932,134	7,711,961
Financial Street Holdings Co. Ltd., Class A	475,415	687,400
Future Land Holdings Co. Ltd., Class A	357,964	1,596,845
Gemdale Corp., Class A	884,652	1,466,774
Greenland Holdings Corp. Ltd., Class A	1,433,327	1,495,645
Poly Real Estate Group Co. Ltd., Class A	2,806,824	5,402,411
Red Star Macalline Group Corp. Ltd., Class A*	35,900	107,175
RiseSun Real Estate Development Co. Ltd., Class A	693,020	1,002,035
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	285,838	730,729
Shanghai SMI Holding Co. Ltd., Class A*	353,076	383,296
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	216,701	435,345
Xinhu Zhongbao Co. Ltd., Class A*	1,712,946	1,092,759
Yango Group Co. Ltd., Class A	639,797	631,688
Youngor Group Co. Ltd., Class A	1,000,120	1,313,474
Zhejiang China Commodities City Group Co. Ltd., Class A	1,079,483	868,806
Zhongtian Financial Group Co. Ltd., Class A (a)	1,379,250	997,772

		31,651,999

Telecommunication Services — 0.7%
China United Network Communications Ltd., Class A*	3,582,063	3,033,824

	Number of Shares	Value
Telecommunication Services (Continued)
Dr Peng Telecom & Media Group Co. Ltd., Class A	564,379	$1,362,696

		4,396,520

Utilities — 2.7%
Beijing Capital Co. Ltd., Class A	961,112	683,590
China National Nuclear Power Co. Ltd., Class A	1,842,600	1,758,895
China Yangtze Power Co. Ltd., Class A	2,606,238	6,955,389
Datang International Power Generation Co. Ltd., Class A*	972,900	497,737
GD Power Development Co. Ltd., Class A	4,652,200	2,060,791
Huaneng Lancang River Hydropower, Inc., Class A*	204,200	106,061
Huaneng Power International, Inc., Class A	1,652,300	1,811,763
SDIC Power Holdings Co. Ltd., Class A	1,607,260	1,890,230
Shanghai Electric Power Co. Ltd., Class A	263,800	327,526
Sichuan Chuantou Energy Co. Ltd., Class A	877,106	1,284,621
Zhejiang Zheneng Electric Power Co. Ltd., Class A	1,605,490	1,307,180

		18,683,783

TOTAL COMMON STOCKS (Cost $598,388,714)		681,900,872

TOTAL INVESTMENTS — 99.4% (Cost $598,388,714)		$681,900,872
Other assets and liabilities, net — 0.6%		3,929,744

NET ASSETS — 100.0%		$685,830,616

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (b)	$660,543,092	$—	$21,357,780	$681,900,872

TOTAL	$660,543,092	$—	$21,357,780	$681,900,872

(b)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF (Continued)

May 31, 2018

The following is a reconcilation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at May 31, 2017	$18,009,364
Purchases	16,782,376
Sales	(12,443,710)
Realized gain (loss)	(960,784)
Change in unrealized gain (loss)	1,392,837
Transfers into Level 3 (c)	11,278,141
Transfer out of Level 3 (c)	(12,700,444)

Balance at May 31, 2018	21,357,780

Change in unrealized gain (loss) related to investments still held at May 31, 2018	414,632

(c)	During the year ended May 31, 2018, the amount of transfers between Level 1 and Level 3 was $11,278,141 and between Level 3 and Level 1 was $12,700,444. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Investments were transferred from Level 3 to Level 1 as a result of the resumption of trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value at 5/31/2018	Valuation Technique	Unobservable Input
Common Stock: Consumer Discretionary	$1,935,015	Market Approach	Last traded price adjusted for proxy
Common Stock: Energy	275,605	Market Approach	Last traded price adjusted for proxy
Common Stock: Financials	505,071	Market Approach	Last traded price adjusted for proxy
Common Stock: Health Care	1,696,784	Market Approach	Last traded price adjusted for proxy
Common Stock: Industrials	4,816,790	Market Approach	Last traded price adjusted for proxy
Common Stock: Information Technology	4,111,337	Market Approach	Last traded price adjusted for proxy
Common Stock: Materials	7,019,406	Market Approach	Last traded price adjusted for proxy
Common Stock: Real Estate	997,772	Market Approach	Last traded price adjusted for proxy

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s equity investments include the last traded price on the Exchange for securities suspended from trading adjusted for proxy (the movement in the applicable sector index) with a range of -18% to 21% with a weighted average range of approximately -3%. A significant change between last traded price, adjusted for proxy, and the price of a security once it resumes trading on the securities exchange could result in a material change in the fair value measurement.

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

May 31, 2018

	Number of Shares	Value
COMMON STOCKS — 99.4%
Consumer Discretionary — 12.4%
Anhui Jianghuai Automobile Group Corp., Ltd., Class A	52,800	$60,696
Anhui Xinhua Media Co. Ltd., Class A	11,600	16,193
Anhui Zhongding Sealing Parts Co. Ltd., Class A	29,500	74,449
Anhui Zotye Automobile Co. Ltd., Class A	11,900	15,239
Beijing Gehua CATV Network Co. Ltd., Class A	27,700	51,242
Beijing HualuBaina Film & TV Co. Ltd., Class A	16,800	24,055
Beiqi Foton Motor Co. Ltd., Class A	186,200	62,442
Besttone Holdings Co. Ltd., Class A	9,600	17,399
BTG Hotels Group Co. Ltd., Class A	9,500	41,030
Changjiang Publishing & Media Co. Ltd., Class A	25,300	25,295
Chengdu B-Ray Media Co. Ltd., Class A*(a)	31,200	22,068
Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	1,800	7,598
China CYTS Tours Holding Co. Ltd., Class A	23,200	82,577
China South Publishing & Media Group Co. Ltd., Class A	14,000	30,528
Chongqing Department Store Co. Ltd., Class A	9,900	61,643
Chongqing Sokon Industry Group Co. Ltd., Class A*	7,200	21,416
Chongqing Zongshen Power Machinery Co. Ltd., Class A	28,200	23,972
Dashang Co. Ltd., Class A	7,500	44,582
DongFeng Automobile Co. Ltd., Class A	34,900	23,734
Eastern Gold Jade Co. Ltd., Class A (a)	26,500	39,181
Eastern Pioneer Driving School Co. Ltd., Class A	7,000	25,068
Elec-Tech International Co. Ltd., Class A*(a)	39,900	26,593
Gansu Gangtai Holding Group Co. Ltd., Class A	17,800	26,847
Global Top E-Commerce Co. Ltd., Class A	24,500	69,205
Guangdong Advertising Group Co. Ltd., Class A	69,384	39,609
Guangdong Chj Industry Co. Ltd., Class A	16,900	24,515
Guangxi Radio and Television Information Network Corp. Ltd., Class A*	46,600	40,267
Guizhou Broadcasting & TV Information Network Co. Ltd., Class A	12,500	17,450
Haima Automobile Group Co. Ltd., Class A*	46,400	27,647
Hang Zhou Great Star Industrial Co. Ltd., Class A	22,453	41,500
Hisense Electric Co. Ltd., Class A	31,200	72,218
Huizhou Desay Sv Automotive Co. Ltd., Class A	2,100	10,629
Hunan Friendship & Apollo Commercial Co. Ltd., Class A*	39,500	33,824

	Number of Shares	Value
Consumer Discretionary (Continued)
Jason Furniture Hangzhou Co. Ltd., Class A*	3,282	$38,910
Jiangsu Hongtu High Technology Co. Ltd., Class A	38,700	49,256
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	30,700	31,939
Jinzhou Cihang Group Co. Ltd., Class A	36,100	43,526
Joyoung Co. Ltd., Class A	13,300	34,706
KingClean Electric Co. Ltd., Class A	3,400	17,946
Leo Group Co. Ltd., Class A	134,095	49,988
Lifan Industry Group Co. Ltd., Class A	27,600	24,840
Loncin Motor Co. Ltd., Class A	44,650	40,184
Meisheng Cultural & Creative Corp. Ltd., Class A (a)	10,260	28,098
Meisheng Cultural & Creative Corp. Ltd., Class A*(a)	1,500	4,108
NanJi E-Commerce Co. Ltd., Class A	49,050	82,321
Nanjing Central Emporium, Class A	23,000	34,332
NavInfo Co. Ltd., Class A	20,450	72,693
Ningbo Huaxiang Electronic Co. Ltd., Class A	15,100	33,420
Ningbo Peacebird Fashion Co. Ltd., Class A*	2,400	13,361
Ningbo Tuopu Group Co. Ltd., Class A*	9,000	27,430
People.cn Co. Ltd., Class A	22,200	35,562
Rastar Group, Class A*	25,000	22,344
Shandong Linglong Tyre Co. Ltd., Class A	9,300	25,994
Shandong Publishing & Media Co. Ltd., Class A*	5,300	7,878
Shanghai Jinjiang International Hotels Development Co. Ltd., Class A	6,300	38,549
Shanghai Metersbonwe Fashion & Accessories Co. Ltd., Class A*	27,450	14,386
Shanghai New World Co. Ltd., Class A	8,242	11,069
Shanghai Yuyuan Tourist Mart Co. Ltd., Class A	41,300	67,446
Shenzhen Fenda Technology Co. Ltd., Class A	16,500	23,548
Shenzhen Tellus Holding Co. Ltd., Class A*	2,000	10,847
Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A (a)	27,650	41,050
Sichuan Changhong Electric Co. Ltd., Class A	147,300	68,467
Sichuan Chengfei Integration Technology Corp., Class A	7,300	23,387
Sinomach Automobile Co. Ltd., Class A (a)	16,350	27,162
Sou Yu Te Group Co. Ltd., Class A	38,224	24,206
UTour Group Co. Ltd., Class A*(a)	17,700	32,512
Visual China Group Co. Ltd., Class A*	13,900	60,402
Wangfujing Group Co. Ltd., Class A*	13,330	51,958
Wasu Media Holding Co. Ltd., Class A (a)	21,300	37,243
Weifu High-Technology Group Co. Ltd., Class A	20,300	71,558
Wuhan Department Store Group Co. Ltd., Class A*	15,309	35,029
Wuxi Little Swan Co. Ltd., Class A	8,805	92,538

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

May 31, 2018

	Number of Shares	Value
Consumer Discretionary (Continued)
Xinhua Winshare Publishing and Media Co. Ltd., Class A	6,200	$10,879
Xinhuanet Co. Ltd., Class A*	6,050	19,090
Yantai Tayho Advanced Materials Co. Ltd., Class A	17,100	31,339
Yihua Lifestyle Technology Co. Ltd., Class A	47,900	61,414
Yotrio Group Co. Ltd., Class A	44,740	28,820
Zhejiang Aokang Shoes Co. Ltd., Class A	3,400	8,029
Zhejiang Daily Digital Culture Group Co. Ltd., Class A*	21,100	30,969
Zhejiang Huace Film & TV Co. Ltd., Class A	28,100	44,005
Zhejiang Orient Financial Holdings Group Co. Ltd., Class A*	13,900	42,212
Zhejiang Semir Garment Co. Ltd., Class A	10,500	22,699
Zhejiang Supor Cookware Co. Ltd., Class A	3,200	25,795
Zhejiang Yasha Decoration Co. Ltd., Class A	33,800	33,793

		3,009,948

Consumer Staples — 7.4%
Angel Yeast Co. Ltd., Class A*	20,300	120,415
Anhui Gujing Distillery Co. Ltd., Class A	4,800	66,251
Anhui Kouzi Distillery Co. Ltd., Class A	12,400	125,813
Anhui Yingjia Distillery Co. Ltd., Class A*	10,100	29,947
Beijing Shunxin Agriculture Co. Ltd., Class A	16,000	83,678
Beijing Yanjing Brewery Co. Ltd., Class A	56,700	76,057
Better Life Commercial Chain Share Co. Ltd., Class A*	12,830	26,375
Bright Dairy & Food Co. Ltd., Class A*	25,300	48,735
By-health Co. Ltd., Class A (a)	29,700	77,688
Chuying Agro-pastora Group Co. Ltd., Class A	75,900	42,382
COFCO Tunhe Sugar Co. Ltd., Class A	40,900	48,037
Fujian Sunner Development Co. Ltd., Class A*	19,700	47,136
Gansu Yasheng Industrial Group Co. Ltd., Class A	65,600	34,789
Guangdong Haid Group Co. Ltd., Class A	12,800	49,114
Hebei Chengde Lolo Co., Class A	23,441	42,632
Heilongjiang Agriculture Co. Ltd., Class A*	28,300	46,657
Hunan Dakang International Food & Agriculture Co. Ltd., Class A*	109,220	40,204
Jiangsu King’s Luck Brewery JSC Ltd., Class A	20,000	73,558
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	23,000	102,242
Laobaixing Pharmacy Chain JSC, Class A	3,400	40,394
Opple Lighting Co. Ltd., Class A	4,600	42,282
Shandong Denghai Seeds Co. Ltd., Class A	14,950	19,774
Shanghai Bailian Group Co. Ltd., Class A	15,600	29,101
Shanghai Feilo Acoustics Co. Ltd., Class A	29,200	21,770

	Number of Shares	Value
Consumer Staples (Continued)
Shanghai Flyco Electrical Appliance Co. Ltd., Class A	2,000	$16,128
Shanghai Jahwa United Co. Ltd., Class A	18,732	130,894
Shanghai Maling Aquarius Co. Ltd., Class A	26,800	34,235
Shenzhen Agricultural Products Co. Ltd., Class A	28,400	28,661
Tongwei Co. Ltd., Class A	31,900	56,125
Tsingtao Brewery Co. Ltd., Class A	14,000	115,669
V V Food & Beverage Co. Ltd., Class A	49,200	31,310
Yuan Longping High-tech Agriculture Co. Ltd., Class A	15,000	49,975
Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	10,660	15,347

		1,813,375

Energy — 2.4%
Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd., Class A	20,000	20,932
CEFC Anhui International Holding Co. Ltd., Class A	19,200	5,630
China Merchants Energy Shipping Co. Ltd., Class A	41,300	25,188
Datong Coal Industry Co. Ltd., Class A*	35,300	28,465
Gansu Jingyuan Coal Industry and Electricity Power Co. Ltd., Class A	45,600	23,258
Geo-Jade Petroleum Corp., Class A (a)	47,640	28,653
Guanghui Energy Co. Ltd., Class A	162,240	107,042
Guizhou Panjiang Refined Coal Co. Ltd., Class A	28,900	27,722
Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia, Class A	26,100	37,127
Jinhong Holding Group Co. Ltd., Class A (a)	14,600	22,620
Jizhong Energy Resources Co. Ltd., Class A	42,300	29,426
Oriental Energy Co. Ltd., Class A	34,300	60,723
Shandong Xinchao Energy Corp. Ltd., Class A*	39,700	16,533
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	23,800	34,858
Yang Quan Coal Industry Group Co. Ltd., Class A*	50,600	54,220
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	22,900	66,794

		589,191

Financials — 1.6%
Guangdong Golden Dragon Development, Inc., Class A	18,000	36,386
Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	10,600	15,873
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	9,700	9,592
Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	35,200	34,644
Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	17,600	19,765

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

May 31, 2018

	Number of Shares	Value
Financials (Continued)
Northeast Securities Co. Ltd., Class A	27,300	$30,488
Sealand Securities Co. Ltd., Class A	57,400	35,275
Shaanxi International Trust Co. Ltd., Class A	62,300	36,245
Shanghai AJ Group Co. Ltd., Class A	45,905	72,317
Wuxi Rural Commercial Bank Co. Ltd., Class A	36,800	38,113
Xishui Strong Year Co. Ltd. Inner Mongolia, Class A	26,200	54,923

		383,621

Health Care — 12.7%
Autobio Diagnostics Co. Ltd., Class A	3,300	39,196
Beijing SL Pharmaceutical Co. Ltd., Class A	16,400	120,687
Beijing Tiantan Biological Products Corp. Ltd., Class A	13,500	60,917
Changchun High & New Technology Industries, Inc., Class A	5,600	187,454
Chengzhi Co. Ltd., Class A	10,009	21,778
China Animal Husbandry Industry Co. Ltd., Class A	9,400	32,387
China National Accord Medicines Corp. Ltd., Class A	6,200	50,587
China National Medicines Corp. Ltd., Class A*	12,300	54,754
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	18,000	73,250
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	15,900	72,937
Da An Gene Co. Ltd. of Sun Yat-Sen University, Class A	21,262	55,251
Dezhan Healthcare Co. Ltd., Class A*	17,500	27,432
Dian Diagnostics Group Co. Ltd., Class A	13,240	43,822
Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	16,300	30,280
Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A*	8,200	17,164
Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	34,050	48,702
Guizhou Yibai Pharmaceutical Co. Ltd., Class A	26,800	44,394
Hainan Haiyao Co. Ltd., Class A (a)	31,046	71,146
Harbin Gloria Pharmaceuticals Co. Ltd., Class A	37,250	39,218
Harbin Pharmaceutical Group Co. Ltd., Class A	60,120	44,448
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A*	4,900	40,607
Humanwell Healthcare Group Co. Ltd., Class A	37,900	83,707
Hybio Pharmaceutical Co. Ltd., Class A	19,000	55,092
Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	18,348	38,892
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A*	23,885	84,531
Jiangzhong Pharmaceutical Co. Ltd., Class A (a)	7,306	31,410

	Number of Shares	Value
Health Care (Continued)
Jilin Zixin Pharmaceutical Industrial Co. Ltd., Class A*	21,500	$28,068
Jinyu Bio-Technology Co. Ltd., Class A	36,480	143,957
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	32,500	51,250
KPC Pharmaceuticals, Inc., Class A*	22,498	31,723
Livzon Pharmaceutical Group, Inc., Class A	8,922	95,200
Mayinglong Pharmaceutical Group Co. Ltd., Class A	12,300	38,773
Pengqi Technology Development Co. Ltd., Class A*	42,800	47,998
Realcan Pharmaceutical Co. Ltd., Class A*	29,930	63,396
Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	28,604	30,427
Shanghai Kehua Bio-Engineering Co. Ltd., Class A	17,200	38,364
Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	7,300	27,555
Shenzhen Neptunus Bioengineering Co. Ltd., Class A	63,350	55,136
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	19,400	50,775
Shinva Medical Instrument Co. Ltd., Class A	6,869	17,517
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	17,300	88,102
Sichuan Languang Development Co. Ltd., Class A	36,000	52,558
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	73,000	47,139
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd., Class A	12,062	38,287
Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A*(a)	15,000	37,931
Vcanbio Cell & Gene Engineering Corp. Ltd., Class A*(a)	12,500	44,272
Winning Health Technology Group Co. Ltd., Class A	46,019	94,820
Xiangxue Pharmaceutical Co. Ltd., Class A*	10,110	15,249
Yifan Pharmaceutical Co. Ltd., Class A	24,100	68,000
Zhejiang Conba Pharmaceutical Co. Ltd., Class A	54,240	63,705
Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	24,400	62,187
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	29,979	130,881
Zhejiang Medicine Co. Ltd., Class A	24,200	52,920
Zhejiang NHU Co. Ltd., Class A	17,520	53,314
Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	26,550	38,679
Zhuhai Hokai Medical Instruments Co. Ltd., Class A	22,640	28,921

		3,107,147

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

May 31, 2018

	Number of Shares	Value
Industrials — 21.0%
AECC Aero-Engine Control Co. Ltd., Class A*	8,900	$19,462
Anhui Wanjiang Logistics Group Co. Ltd., Class A*	77,400	45,272
Antong Holdings Co. Ltd., Class A	23,660	42,070
Avic Aviation High-Technology Co. Ltd., Class A*	17,600	21,385
AVIC Electromechanical Systems Co. Ltd., Class A	57,527	66,219
Avic Heavy Machinery Co. Ltd., Class A	19,100	26,514
AVIC Shenyang HeiBao Co. Ltd., Class A*	8,200	43,397
Beijing Changjiu Logistics Corp., Class A	3,360	9,522
Beijing New Building Materials PLC, Class A*	17,900	59,581
Beijing Shouhang Resources Saving Co. Ltd., Class A (a)	52,755	46,778
Beijing SPC Environment Protection Tech Co. Ltd., Class A	25,800	54,366
Beijing Watertek Information Technology Co. Ltd., Class A (a)	36,274	52,734
BlueFocus Communication Group Co. Ltd., Class A	61,700	58,608
Camel Group Co. Ltd., Class A	17,500	32,646
Changyuan Group Ltd., Class A	52,940	130,301
Chengdu Huaze Cobalt & Nickel Material Co. Ltd., Class A*(a)	11,200	5,599
China Aerospace Times Electronics Co. Ltd., Class A*	75,900	89,618
China Baoan Group Co. Ltd., Class A	85,600	76,505
China CAMC Engineering Co. Ltd., Class A (a)	22,082	50,917
China High-Speed Railway Technology Co. Ltd., Class A	43,900	38,208
China International Marine Containers Group Co. Ltd., Class A	30,300	75,333
China Meheco Co. Ltd., Class A	21,600	76,007
China Railway Hi-tech Industry Co. Ltd., Class A	21,600	36,689
China Railway Tielong Container Logistics Co. Ltd., Class A	37,600	53,838
China XD Electric Co. Ltd., Class A	39,900	23,213
Chongqing Construction Engineering Group Co. Ltd., Class A*	7,900	7,122
CITIC Heavy Industries Co. Ltd., Class A*	33,800	16,396
Citic Offshore Helicopter Co. Ltd., Class A	8,701	10,219
CMST Development Co. Ltd., Class A	43,900	61,900
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	57,400	45,123
COSCO SHIPPING Specialized Carriers Co. Ltd., Class A*	37,200	24,080
Dalian Port PDA Co. Ltd., Class A	130,320	46,142
Dazhong Transportation Group Co. Ltd., Class A	51,350	37,724
Deppon Logistics Co. Ltd., Class A*	2,100	9,165
Dongfang Electric Corp. Ltd., Class A*	47,800	64,119
Dongjiang Environmental Co. Ltd., Class A	16,500	41,589

	Number of Shares	Value
Industrials (Continued)
Eternal Asia Supply Chain Management Ltd., Class A	59,100	$70,519
Fangda Carbon New Material Co. Ltd., Class A	21,700	88,204
Far East Smarter Energy Co. Ltd., Class A	35,300	28,576
Foshan Electrical and Lighting Co. Ltd., Class A	25,784	26,785
Fujian Longking Co. Ltd., Class A	34,100	74,782
Galaxy Biomedical Investment Co. Ltd., Class A*	25,900	21,613
Gem-Year Industrial Co. Ltd., Class A*	10,400	13,415
Guangdong LY Intelligent Manufacturing Co. Ltd., Class A	26,400	25,736
Guangxi Liugong Machinery Co. Ltd., Class A	33,100	50,079
Guangzhou Baiyun International Airport Co. Ltd., Class A	42,500	110,174
Guangzhou Guangri Stock Co. Ltd., Class A	9,100	10,007
Guosheng Financial Holding, Inc., Class A*	23,820	55,842
Hefei Meiya Optoelectronic Technology, Inc., Class A	11,300	38,511
Henan Pinggao Electric Co. Ltd., Class A	28,400	30,920
Henan Senyuan Electric Co. Ltd., Class A	18,800	49,058
Hongfa Technology Co. Ltd., Class A*	12,700	83,118
Hunan Corun New Energy Co. Ltd., Class A*	41,147	34,978
Inner Mongolia First Machinery Group Co. Ltd., Class A	27,300	49,351
Jiangsu Nonghua Intelligent Agriculture Technology Co. Ltd., Class A*	22,900	6,429
Jiangsu Zongyi Co. Ltd., Class A*	32,000	35,438
Jiangxi Hongdu Aviation Industry Co. Ltd., Class A	18,300	30,142
Jiangxi Special Electric Motor Co. Ltd., Class A	46,900	74,103
Jinlong Machinery & Electronics Co. Ltd., Class A	13,000	11,720
Juneyao Airlines Co. Ltd., Class A	10,500	25,811
Keda Clean Energy Co. Ltd., Class A	50,200	62,561
Lanzhou LS Heavy Equipment Co. Ltd., Class A	13,300	12,883
Mesnac Co. Ltd., Class A*	26,800	29,219
Minmetals Development Co. Ltd., Class A*	18,200	27,990
Montnets Rongxin Technology Group Co. Ltd., Class A	10,400	15,994
Nanyang Topsec Technologies Group, Inc., Class A	8,900	18,407
Neoglory Prosperity, Inc., Class A (a)	20,350	41,644
North Industries Group Red Arrow Co. Ltd., Class A*	24,147	31,223
North Navigation Control Technology Co. Ltd., Class A	35,600	53,362
Northcom Group Co. Ltd., Class A*(a)	21,600	62,760
Orient Group, Inc., Class A*(a)	118,490	78,070

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

May 31, 2018

	Number of Shares	Value
Industrials (Continued)
Palm Eco-Town Development Co. Ltd., Class A*(a)	41,450	$42,797
Pubang Landscape Architecture Co. Ltd., Class A*	42,919	23,831
Qingdao TGOOD Electric Co. Ltd., Class A	20,100	39,503
Rizhao Port Co. Ltd., Class A	75,800	43,981
Saurer Intelligent Technology Co. Ltd., Class A	22,700	30,061
Shaanxi J&R Optimum Energy Co. Ltd., Class A*	36,100	19,201
Shandong Hi-speed Co. Ltd., Class A	13,100	9,951
Shanghai Environment Group Co. Ltd., Class A*	14,000	38,672
Shanghai Lansheng Corp., Class A	4,400	10,363
Shanghai M&G Stationery, Inc., Class A	5,400	27,146
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A	13,300	41,344
Shanghai Pudong Road & Bridge Construction Co. Ltd., Class A	15,879	14,019
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	14,800	43,306
Shanghai Zhixin Electric Co. Ltd., Class A	28,460	19,754
Shantui Construction Machinery Co. Ltd., Class A*	20,800	12,783
Shenwu Environmental Technology Co. Ltd., Class A	11,800	14,761
Shenzhen Airport Co. Ltd., Class A	43,000	55,131
Shenzhen Desay Battery Technology Co., Class A	4,900	23,930
Shenzhen Glory Medical Co. Ltd., Class A	7,387	8,411
Shenzhen Grandland Group Co. Ltd., Class A	25,500	28,041
Shenzhen Hifuture Electric Co. Ltd., Class A*	30,200	48,094
Shenzhen Hongtao Decoration Co. Ltd., Class A	14,860	9,828
Shenzhen Tagen Group Co. Ltd., Class A	25,320	34,438
Shenzhen Techand Ecology & Environment Co. Ltd., Class A (a)	54,450	44,625
Shuangliang Eco-Energy Systems Co. Ltd., Class A	34,300	19,795
Sichuan Road & Bridge Co. Ltd., Class A	74,400	41,661
Sieyuan Electric Co. Ltd., Class A	22,280	64,082
Sinochem International Corp., Class A	41,500	49,389
Sinoma International Engineering Co., Class A	42,050	48,010
Sinotrans Air Transportation Development Co. Ltd., Class A	13,800	46,903
SPIC Yuanda Environmental-Protection Co. Ltd., Class A	16,522	17,266
Sufa Technology Industry Co. Ltd. CNNC, Class A	6,620	12,463
Sungrow Power Supply Co. Ltd., Class A	40,500	90,271
Suzhou Anjie Technology Co. Ltd., Class A*	12,550	34,021
Taihai Manoir Nuclear Equipment Co. Ltd., Class A	21,000	54,995

	Number of Shares	Value
Industrials (Continued)
Taiyuan Heavy Industry Co. Ltd., Class A*	74,300	$31,870
TangShan Port Group Co. Ltd., Class A	119,574	59,682
Tian Di Science & Technology Co. Ltd., Class A	49,600	31,874
TianGuang ZhongMao Co. Ltd., Class A*	29,100	16,022
Tianjin Capital Environmental Protection Group Co. Ltd., Class A	17,600	30,526
Tianjin Port Co. Ltd., Class A	33,800	46,921
Tianjin Teda Co. Ltd., Class A	21,700	13,234
Tianma Bearing Group Co. Ltd., Class A*	27,700	17,931
Wolong Electric Group Co. Ltd., Class A	27,865	36,379
Xiamen ITG Group Corp. Ltd., Class A	49,648	64,351
Xiangtan Electric Manufacturing Co. Ltd., Class A	26,400	34,466
Xingyuan Environment Technology Co. Ltd., Class A (a)	24,900	69,895
Xinjiang Machinery Research Institute Co. Ltd., Class A	35,600	46,421
XJ Electric Co. Ltd., Class A	24,100	33,267
Yingkou Port Liability Co. Ltd., Class A	77,400	34,286
Zhefu Holding Group Co. Ltd., Class A	63,800	38,512
Zhejiang Dun’An Artificial Environment Co. Ltd., Class A (a)	22,200	21,458
Zhejiang Kaishan Compressor Co. Ltd., Class A*	13,900	39,675
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A*	17,480	46,786
Zhejiang Wanliyang Co. Ltd., Class A	21,500	27,163
Zhejiang Wanma Co. Ltd., Class A	25,862	26,704
Zhejiang Weiming Environment Protection Co. Ltd., Class A*	5,750	21,202
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	35,700	33,689
Zhongji Innolight Co. Ltd., Class A	1,800	20,158
Zhongshan Broad Ocean Motor Co. Ltd., Class A	47,200	37,473

		5,120,557

Information Technology — 17.5%
Accelink Technologies Co. Ltd., Class A	12,900	48,452
Addsino Co. Ltd., Class A	39,900	56,446
AVIC Jonhon OptronicTechnology Co. Ltd., Class A*	15,813	96,290
Beijing Dahao Technology Corp. Ltd., Class A	3,080	10,137
Beijing Jetsen Technology Co. Ltd., Class A	50,900	68,674
Beijing Kunlun Tech Co. Ltd., Class A	11,200	35,882
Beijing Lanxum Technology Co. Ltd., Class A	24,620	53,493
Beijing Orient National Communication Science & Technology Co. Ltd., Class A	29,219	61,616
Beijing Philisense Technology Co. Ltd., Class A	40,000	49,912
Beijing Sinnet Technology Co. Ltd., Class A	40,600	89,480
Beijing Teamsun Technology Co. Ltd., Class A*	35,260	56,592

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

May 31, 2018

	Number of Shares	Value
Information Technology (Continued)
Beijing Ultrapower Software Co. Ltd., Class A	55,300	$52,788
Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	34,000	58,601
Bluedon Information Security Technology Co. Ltd., Class A	23,400	31,644
Bright Oceans Inter-Telecom Corp., Class A	9,200	4,233
China Greatwall Technology Group Co. Ltd., Class A*	70,519	86,894
China National Software & Service Co. Ltd., Class A	12,400	39,630
China TransInfo Technology Co. Ltd., Class A	29,200	66,132
CPT Technology Group Co. Ltd., Class A	22,200	10,839
Dalian Zeus Entertainment Group Co. Ltd., Class A*	18,780	30,552
Dawning Information Industry Co. Ltd., Class A	18,100	127,212
Eastern Communications Co. Ltd., Class A	10,292	9,520
Fujian Newland Computer Co. Ltd., Class A	28,240	75,674
G-bits Network Technology Xiamen Co. Ltd., Class A	900	20,220
GCI Science & Technology Co. Ltd., Class A*	13,000	29,462
GCL System Integration Technology Co. Ltd., Class A*	80,400	65,085
Glodon Co. Ltd., Class A	31,200	130,907
GRG Banking Equipment Co. Ltd., Class A	48,400	55,034
Guangdong East Power Co. Ltd., Class A*	37,100	36,514
Guangdong Ellington Electronics Technology Co. Ltd., Class A	11,900	21,345
Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A*	29,600	62,466
Guangzhou Haige Communications Group, Inc. Co., Class A	31,400	47,311
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	1,300	11,375
Guomai Technologies, Inc., Class A	17,100	23,017
Hangzhou First Applied Material Co. Ltd., Class A	4,290	18,970
Hangzhou Lianluo Interactive Information Technology Co. Ltd., Class A	43,200	42,518
Hangzhou Shunwang Technology Co. Ltd., Class A	17,200	48,049
Hangzhou Silan Microelectronics Co. Ltd., Class A*	31,280	65,621
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	32,800	42,003
Hexing Electrical Co. Ltd., Class A	4,500	19,449
HNA Technology Co. Ltd., Class A*(a)	50,700	46,346
Huagong Tech Co. Ltd., Class A*	24,100	61,836
Hubei Kaile Science & Technology Co. Ltd., Class A*	17,100	80,176
Hytera Communications Corp. Ltd., Class A*	34,800	53,845

	Number of Shares	Value
Information Technology (Continued)
Inspur Electronic Information Industry Co. Ltd., Class A	30,800	$105,881
Jiangsu Changjiang Electronics Technology Co. Ltd., Class A	38,000	112,259
Julong Co. Ltd., Class A	10,995	32,447
Kingnet Network Co. Ltd., Class A	23,200	48,526
MLS Co. Ltd., Class A	16,800	43,760
Nanjing Doron Technology Co. Ltd., Class A	5,000	6,559
Nanjing Huadong Electronics Information & Technology Co. Ltd., Class A*	109,700	36,104
NAURA Technology Group Co. Ltd., Class A	7,400	50,520
Neusoft Corp., Class A	34,700	71,444
Ninestar Corp., Class A	4,100	20,144
Ningbo Yunsheng Group Co. Ltd., Class A	28,980	34,986
North Electro-Optic Co. Ltd., Class A	8,200	19,364
Ourpalm Co. Ltd., Class A	53,700	41,880
Shanghai 2345 Network Holding Group Co. Ltd., Class A*	78,700	72,915
Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	40,000	30,259
Shanghai Belling Co. Ltd., Class A*	21,600	43,697
Shengyi Technology Co. Ltd., Class A	42,920	60,585
Shennan Circuits Co. Ltd., Class A	1,600	17,572
Shenzhen Aisidi Co. Ltd., Class A	13,000	15,694
Shenzhen Everwin Precision Technology Co. Ltd., Class A*	21,680	47,206
Shenzhen Kaifa Technology Co. Ltd., Class A	30,100	37,606
Shenzhen Kinwong Electronic Co. Ltd., Class A	1,900	14,803
Shenzhen Laibao Hi-tech Co. Ltd., Class A	11,900	12,678
Shenzhen Suntak Circuit Technology Co. Ltd., Class A	4,000	10,400
Shenzhen Tat Fook Technology Co. Ltd., Class A*	15,240	29,000
Sinodata Co. Ltd., Class A	9,500	26,997
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	21,700	80,996
Suzhou Victory Precision Manufacture Co. Ltd., Class A	40,200	26,460
Taiji Computer Corp. Ltd., Class A	10,000	45,045
Talkweb Information System Co. Ltd., Class A	28,100	24,106
Tatwah Smartech Co. Ltd., Class A*	26,600	41,406
Teamax Smart City Technology Corp. Ltd., Class A	5,200	7,300
Telling Telecommunication Holding Co. Ltd., Class A*	21,600	28,233
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	36,000	52,951
Tianma Microelectronics Co. Ltd., Class A	16,800	42,738
Tongding Interconnection Information Co. Ltd., Class A	30,600	61,092
Unigroup Guoxin Microelectronics Co. Ltd., Class A	14,500	109,645

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

May 31, 2018

	Number of Shares	Value
Information Technology (Continued)
United Electronics Co. Ltd., Class A	15,100	$23,670
Universal Scientific Industrial Shanghai Co. Ltd., Class A	13,700	22,288
Venustech Group, Inc., Class A	21,800	81,879
Vtron Group Co. Ltd., Class A*	21,900	39,283
Westone Information Industry, Inc., Class A	17,180	74,495
Wuhan Guide Infrared Co. Ltd., Class A*	8,000	18,530
Wuhu Token Science Co. Ltd., Class A*	73,400	71,897
WUS Printed Circuit Kunshan Co. Ltd., Class A	49,240	31,719
Xiamen Faratronic Co. Ltd., Class A	5,500	41,589
YGSOFT, Inc., Class A	10,207	15,570
Youzu Interactive Co. Ltd., Class A	8,600	28,142
Zhejiang Crystal-Optech Co. Ltd., Class A	27,495	62,184

		4,276,746

Materials — 15.7%
Advanced Technology & Materials Co. Ltd., Class A*	24,804	28,398
Befar Group Co. Ltd., Class A	43,160	45,979
Beijing Lier High-temperature Materials Co. Ltd., Class A*	13,400	8,193
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	10,508	57,529
Bengang Steel Plates Co. Ltd., Class A*	21,800	13,193
China Jushi Co. Ltd., Class A	41,942	79,680
China Nonferrous Metal Industry’s Foreign Engineering and Construction Co. Ltd., Class A	49,800	38,838
China West Construction Group Co. Ltd., Class A	7,400	16,205
Cofco Biochemical Co. Ltd., Class A*	37,985	61,380
CSG Holding Co. Ltd., Class A	38,625	40,907
Do-Fluoride Chemicals Co. Ltd., Class A	26,200	65,916
Elion Clean Energy Co. Ltd., Class A	35,200	27,287
Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd., Class A*	131,600	44,748
GEM Co. Ltd., Class A	107,152	112,981
Guangdong HEC Technology Holding Co. Ltd., Class A*(a)	69,005	112,323
Guangdong Tapai Group Co. Ltd., Class A	19,000	33,755
Guangzhou Tinci Materials Technology Co. Ltd., Class A	6,600	43,051
Hainan Mining Co. Ltd., Class A*	8,500	8,883
Hangzhou Iron & Steel Co., Class A*	15,700	15,158
Hebei Baoshuo Co., Class A*	20,700	25,119
Hengli Petrochemical Co. Ltd., Class A*	15,100	36,883
Hengyi Petrochemical Co. Ltd., Class A	28,000	72,541
Hongda Xingye Co. Ltd., Class A (a)	41,278	38,442
Huapont Life Sciences Co. Ltd., Class A	57,750	54,316
Huaxin Cement Co. Ltd., Class A	19,380	42,501
Hubei Sanonda Co. Ltd., Class A*	8,900	22,322
Hubei Xingfa Chemicals Group Co. Ltd., Class A	14,100	34,154
Hunan Gold Corp. Ltd., Class A	30,100	39,859
Inner Mongolia Xingye Mining Co. Ltd., Class A	24,200	27,593

	Number of Shares	Value
Materials (Continued)
Jiangsu Yabang Dyestuff Co. Ltd., Class A (a)	13,800	$24,013
Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A*	35,200	33,381
Jilin Yatai Group Co. Ltd., Class A*	67,400	41,736
Juli Sling Co. Ltd., Class A	27,200	21,594
Kingfa Sci & Tech Co. Ltd., Class A	65,800	57,679
Lianhe Chemical Technology Co. Ltd., Class A	23,859	36,358
Luxi Chemical Group Co. Ltd., Class A*	42,100	127,720
Maanshan Iron & Steel Co. Ltd., Class A*	119,000	65,706
Nanjing Iron & Steel Co. Ltd., Class A	91,600	61,721
Ningbo Shanshan Co. Ltd., Class A	23,180	78,927
ORG Technology Co. Ltd., Class A*	47,050	46,160
Rising Nonferrous Metals Share Co. Ltd., Class A*	6,500	30,932
Sansteel Minguang Co. Ltd. Fujian, Class A	13,400	30,222
Shandong Chenming Paper Holdings Ltd., Class A	36,600	80,607
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	45,813	141,700
Shandong Iron and Steel Co. Ltd., Class A*(a)	261,830	79,065
Shandong Sun Paper Industry JSC Ltd., Class A	63,900	105,051
Shanghai Chlor-Alkali Chemical Co. Ltd., Class A*	10,100	14,745
Shanghai Huayi Group Corp. Ltd., Class A	22,300	41,218
Shanghai Putailai New Energy Technology Co. Ltd., Class A	1,300	11,663
Shanxi Taigang Stainless Steel Co. Ltd., Class A (a)	90,900	80,584
Shenghe Resources Holding Co. Ltd., Class A	32,300	75,822
Shenzhen Jinjia Group Co. Ltd., Class A*	35,800	46,738
Shenzhen YUTO Packaging Technology Co. Ltd., Class A	2,300	17,987
Sichuan Hebang Biotechnology Co. Ltd., Class A	142,480	38,891
Stanley Agricultural Group Co. Ltd., Class A	24,000	23,995
Tangshan Jidong Cement Co. Ltd., Class A*	38,200	65,601
Tangshan Sanyou Chemical Industries Co. Ltd., Class A*	42,800	67,225
Tibet Huayu Mining Co. Ltd., Class A*	6,200	15,067
Tibet Mineral Development Co., Class A*	17,600	33,656
Tibet Summit Resources Co. Ltd., Class A	5,500	21,224
Tongkun Group Co. Ltd., Class A	37,380	102,673
Western Mining Co. Ltd., Class A	76,100	80,595
Xinfengming Group Co. Ltd., Class A	4,440	14,446
Xinjiang Tianshan Cement Co. Ltd., Class A	24,900	30,526
Xinjiang Zhongtai Chemical Co. Ltd., Class A	52,900	91,257
Xinxing Ductile Iron Pipes Co. Ltd., Class A	79,550	57,325

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

May 31, 2018

	Number of Shares	Value
Materials (Continued)
Yintai Resources Co. Ltd., Class A*	28,800	$71,829
Yunnan Aluminium Co. Ltd., Class A	42,800	42,058
Yunnan Copper Co. Ltd., Class A*	34,900	57,865
Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd., Class A*	21,000	32,788
Yunnan Tin Co. Ltd., Class A*	34,715	83,820
Zhejiang Huafeng Spandex Co. Ltd., Class A*	48,800	35,926
Zhejiang Juhua Co. Ltd., Class A	42,100	72,561
Zhejiang Runtu Co. Ltd., Class A	18,600	62,027
Zhongfu Straits Pingtan Development Co. Ltd., Class A*	63,500	34,170
Zhuzhou Times New Material Technology Co. Ltd., Class A	19,300	23,661
Zibo Qixiang Tengda Chemical Co. Ltd., Class A*	35,415	75,788

		3,834,437

Real Estate — 5.5%
Beijing Homyear Capital Holdings Co. Ltd., Class A	45,900	50,831
Beijing Urban Construction Investment & Development Co. Ltd., Class A	37,600	59,468
China Sports Industry Group Co. Ltd., Class A (a)	27,301	46,894
Chongqing Dima Industry Co. Ltd., Class A*	58,800	30,633
Cinda Real Estate Co. Ltd., Class A	33,700	24,127
COFCO Property Group Co. Ltd., Class A	44,000	43,648
Deluxe Family Co. Ltd., Class A	63,900	46,047
Greattown Holdings Ltd., Class A	63,464	60,383
Guangzhou Yuetai Group Co. Ltd., Class A*(a)	40,400	33,517
Haining China Leather Market Co. Ltd., Class A	19,500	17,397
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	62,600	53,897
Huafa Industrial Co. Ltd. Zhuhai, Class A	67,640	87,039
Huayuan Property Co. Ltd., Class A	41,930	19,032
Hubei Fuxing Science And Technology Co. Ltd., Class A	30,600	37,085
Jinke Properties Group Co. Ltd., Class A*	106,400	83,145
Kunwu Jiuding Investment Holdings Co. Ltd., Class A	5,700	18,048
Myhome Real Estate Development Group Co. Ltd., Class A*	107,700	41,829
Nanjing Gaoke Co. Ltd., Class A	36,320	46,453
Shanghai Industrial Development Co. Ltd., Class A	24,720	21,284
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	10,200	22,019
Shanghai Lingang Holdings Corp. Ltd., Class A	12,200	41,978
Shanghai Shimao Co. Ltd., Class A*	59,800	42,719
Shanghai SMI Holding Co. Ltd., Class A*	24,600	26,706
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	15,100	30,335

	Number of Shares	Value
Real Estate (Continued)
Shenzhen Huaqiang Industry Co. Ltd., Class A	9,200	$32,071
Shenzhen World Union Properties Consultancy, Inc., Class A	40,710	48,893
Shenzhen Zhenye Group Co. Ltd., Class A	38,300	41,399
Suning Universal Co. Ltd., Class A*	60,400	36,271
Tahoe Group Co. Ltd., Class A	20,000	70,283
Tianjin Jinbin Development Co. Ltd., Class A*	27,100	11,624
Tibet Urban Development and Investment Co. Ltd., Class A*	18,800	26,772
Yinyi Co. Ltd., Class A	24,000	35,563
Zhonghong Holding Co. Ltd., Class A	271,572	51,678

		1,339,068

Utilities — 3.2%
An Hui Wenergy Co. Ltd., Class A	45,230	35,344
Beijing Jingneng Power Co. Ltd., Class A	53,800	30,377
Beijing Water Business Doctor Co. Ltd., Class A	27,600	59,365
CECEP Wind-Power Corp., Class A*	67,000	32,605
Chengdu Xingrong Environment Co. Ltd., Class A*	71,500	52,081
Chongqing Gas Group Corp. Ltd., Class A	7,700	9,332
Guangdong Baolihua New Energy Stock Co. Ltd., Class A	69,300	85,392
Guangzhou Development Group, Inc., Class A	34,200	36,381
Heilongjiang Interchina Water Treatment Co. Ltd., Class A*	49,800	25,633
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	122,100	48,945
Jointo Energy Investment Co. Ltd. Hebei, Class A	28,900	28,218
Kaidi Ecological and Environmental Technology Co. Ltd., Class A*(a)	61,400	43,923
Luenmei Quantum Co. Ltd., Class A	4,500	8,198
Shanghai Dazhong Public Utilities Group Co. Ltd., Class A	77,200	51,176
Shanghai Electric Power Co. Ltd., Class A	18,800	23,341
Shenergy Co. Ltd., Class A	112,300	94,236
Shenzhen Energy Group Co. Ltd., Class A	47,900	43,035
Zhejiang Fuchunjiang Environmental Thermoelectric Co. Ltd., Class A*	20,600	20,821
Zhongshan Public Utilities Group Co. Ltd., Class A	35,660	49,225

		777,628

TOTAL COMMON STOCKS (Cost $24,563,900)		24,251,718

TOTAL INVESTMENTS — 99.4% (Cost $24,563,900)		$24,251,718
Other assets and liabilities, net — 0.6%		142,636

NET ASSETS — 100.0%		$24,394,354

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

May 31, 2018

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.

JSC:	Joint Stock Company.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (b)	$22,657,599	$—	$1,594,119	$24,251,718

TOTAL	$22,657,599	$—	$1,594,119	$24,251,718

(b)	See Schedule of Investments for additional detailed categorizations.

The following is a reconcilation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at May 31, 2017	$1,442,608
Purchases	639,112
Sales	(176,623)
Realized gain (loss)	9,542
Change in unrealized gain (loss)	(146,894)
Transfers into Level 3 (c)	991,745
Transfer out of Level 3 (c)	(1,165,371)

Balance at May 31, 2018	1,594,119

Change in unrealized gain (loss) related to investments still held at May 31, 2018	(141,466)

(c)	During the year ended May 31, 2018, the amount of transfers between Level 1 and Level 3 was $991,745 and between Level 3 and Level 1 was $1,165,371. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Investments were transferred from Level 3 to Level 1 as a result of the resumption of trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value at 5/31/2018	Valuation Technique	Unobservable Input
Common Stock: Consumer Discretionary	$258,015	Market Approach	Last traded price adjusted for proxy
Common Stock: Consumer Staples	77,688	Market Approach	Last traded price adjusted for proxy
Common Stock: Energy	51,273	Market Approach	Last traded price adjusted for proxy
Common Stock: Health Care	184,759	Market Approach	Last traded price adjusted for proxy
Common Stock: Industrials	517,277	Market Approach	Last traded price adjusted for proxy
Common Stock: Information Technology	46,346	Market Approach	Last traded price adjusted for proxy
Common Stock: Materials	334,427	Market Approach	Last traded price adjusted for proxy
Common Stock: Real Estate	80,411	Market Approach	Last traded price adjusted for proxy
Common Stock: Utilities	43,923	Market Approach	Last traded price adjusted for proxy

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s equity investments include the last traded price on the Exchange for securities suspended from trading adjusted for proxy (the movement in the applicable sector index) with a range of -13% to 19% with a weighted average range of approximately -2%. A significant change between last traded price, adjusted for proxy, and the price of a security once it resumes trading on the securities exchange could result in a material change in the fair value measurement.

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All China Equity ETF

May 31, 2018

	Number of Shares	Value
COMMON STOCKS — 61.4%
Consumer Discretionary — 5.4%
Alibaba Pictures Group Ltd.*(a)	188,184	$24,470
ANTA Sports Products Ltd.	11,992	69,101
BAIC Motor Corp. Ltd., Class H, 144A	17,355	16,859
Brilliance China Automotive Holdings Ltd.	41,315	77,214
BYD Co. Ltd., Class H	11,550	74,947
China Literature Ltd., 144A*	2,352	21,963
China Travel International Investment Hong Kong Ltd.	38,937	17,274
Ctrip.com International Ltd., ADR*	4,861	219,183
Dongfeng Motor Group Co. Ltd., Class H	38,059	43,425
Fuyao Glass Industry Group Co. Ltd., Class H, 144A*	6,465	23,942
Geely Automobile Holdings Ltd.	69,453	197,004
GOME Retail Holdings Ltd.*(a)	161,535	18,122
Great Wall Motor Co. Ltd., Class H (a)	41,446	40,420
Guangzhou Automobile Group Co. Ltd., Class H	28,148	47,726
Haier Electronics Group Co. Ltd.*	9,042	32,506
JD.com, Inc., ADR*(a)	8,797	309,478
New Oriental Education & Technology Group, Inc., ADR	1,738	172,879
Nexteer Automotive Group Ltd.*	13,880	22,897
Shenzhou International Group Holdings Ltd.	6,494	75,999
Skyworth Digital Holdings Ltd.	18,720	8,902
TAL Education Group, ADR*	3,304	140,288
Vipshop Holdings Ltd., ADR*	5,288	61,764
Yum China Holdings, Inc.	5,190	203,967

		1,920,330

Consumer Staples — 2.0%
China Agri-Industries Holdings Ltd.	27,868	11,831
China Mengniu Dairy Co. Ltd.*	36,434	132,375
China Resources Beer Holdings Co. Ltd.	37,602	182,637
Hengan International Group Co. Ltd.	12,104	115,267
Sun Art Retail Group Ltd.	30,241	35,622
Tingyi Cayman Islands Holding Corp.	26,134	58,504
Tsingtao Brewery Co. Ltd., Class H	15,786	100,019
Uni-President China Holdings Ltd.	18,682	20,125
Want Want China Holdings Ltd.	76,610	75,983

		732,363

Energy — 3.4%
China Coal Energy Co. Ltd., Class H	31,206	13,725
China Oilfield Services Ltd., Class H	24,127	25,222
China Petroleum & Chemical Corp., Class H	347,267	339,557
China Shenhua Energy Co. Ltd., Class H	46,260	120,896
CNOOC Ltd.	234,144	394,013
Kunlun Energy Co. Ltd.	44,751	40,734
PetroChina Co. Ltd., Class H	282,142	233,435
Yanzhou Coal Mining Co. Ltd., Class H	23,828	34,387

		1,201,969

Financials — 12.7%
Agricultural Bank of China Ltd., Class H	331,816	171,742
Bank of China Ltd., Class H	1,051,148	549,417

	Number of Shares	Value
Financials (Continued)
Bank of Communications Co. Ltd., Class H	84,577	$66,957
China Cinda Asset Management Co. Ltd., Class H	103,064	37,315
China CITIC Bank Corp. Ltd., Class H	110,347	74,979
China Construction Bank Corp., Class H	1,081,230	1,091,685
China Everbright Bank Co. Ltd., Class H	67,026	33,410
China Everbright Ltd.	11,208	24,633
China Galaxy Securities Co. Ltd., Class H	38,329	23,992
China Huarong Asset Management Co. Ltd., Class H, 144A	83,673	28,161
China International Capital Corp. Ltd., Class H, 144A	9,856	20,782
China Life Insurance Co. Ltd., Class H	95,019	265,283
China Merchants Bank Co. Ltd., Class H	53,468	220,166
China Minsheng Banking Corp. Ltd., Class H (a)	24,486	23,349
China Pacific Insurance Group Co. Ltd., Class H	35,432	153,126
China Reinsurance Group Corp., Class H	72,460	16,258
China Taiping Insurance Holdings Co. Ltd.	21,055	75,559
Chong Sing Holdings FinTech Gr*	195,379	25,904
Chongqing Rural Commercial Bank Co. Ltd., Class H	25,944	17,331
CITIC Securities Co. Ltd., Class H	15,522	39,141
Far East Horizon Ltd.	23,332	24,777
GF Securities Co. Ltd., Class H*	19,091	32,223
Haitong Securities Co. Ltd., Class H	18,720	23,435
Huatai Securities Co. Ltd., Class H, 144A	18,296	36,060
Industrial & Commercial Bank of China Ltd., Class H	988,895	819,441
New China Life Insurance Co. Ltd., Class H	9,895	44,908
People’s Insurance Co. Group of China Ltd., Class H	91,001	43,040
PICC Property & Casualty Co. Ltd., Class H	58,917	103,801
Ping An Insurance Group Co. of China Ltd., Class H	45,673	447,755
Postal Savings Bank of China Co. Ltd., Class H, 144A	32,546	21,783

		4,556,413

Health Care — 1.7%
3SBio, Inc., 144A*	13,221	37,839
Alibaba Health Information Technology Ltd.*	55,008	50,421
China Medical System Holdings Ltd.	13,784	33,212
China Traditional Chinese Medicine Holdings Co. Ltd.	24,127	22,146
CSPC Pharmaceutical Group Ltd.	52,429	164,088
Luye Pharma Group Ltd. (a)	11,973	13,142
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	24,032	20,680
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	4,247	27,206
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	8,150	25,196
Sihuan Pharmaceutical Holdings Group Ltd.	55,583	14,384
Sino Biopharmaceutical Ltd.	54,537	137,939

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All China Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
Health Care (Continued)
Sinopharm Group Co. Ltd., Class H	15,610	$69,352
Tong Ren Tang Technologies Co. Ltd., Class H	6,130	10,659

		626,264

Industrials — 3.0%
Air China Ltd., Class H	22,863	26,494
AviChina Industry & Technology Co. Ltd., Class H*	29,299	19,572
Beijing Capital International Airport Co. Ltd., Class H	22,167	32,781
CAR, Inc.*	11,127	12,455
China Communications Construction Co. Ltd., Class H	56,163	60,286
China Conch Venture Holdings Ltd.	18,788	65,148
China Eastern Airlines Corp. Ltd., Class H	36,274	28,856
China Everbright International Ltd.	33,017	49,331
China International Marine Containers Group Co. Ltd., Class H	6,850	10,706
China Merchants Port Holdings Co. Ltd.	20,103	45,874
China Railway Construction Corp. Ltd., Class H	33,299	37,739
China Railway Group Ltd., Class H	67,611	54,560
China Southern Airlines Co. Ltd., Class H	26,299	26,017
China State Construction International Holdings Ltd.	24,926	30,792
CITIC Ltd.	65,488	97,345
COSCO SHIPPING Development Co. Ltd., Class H*	70,583	13,407
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	13,969	7,907
COSCO SHIPPING Holdings Co. Ltd., Class H*	37,076	20,844
COSCO SHIPPING Ports Ltd.	22,545	21,700
CRRC Corp. Ltd., Class H	80,517	71,955
Fosun International Ltd.	36,065	79,264
Haitian International Holdings Ltd.	9,187	26,059
Jiangsu Expressway Co. Ltd., Class H	18,015	27,192
Metallurgical Corp. of China Ltd., Class H	58,639	17,567
Shanghai Electric Group Co. Ltd., Class H*(a)	44,048	16,846
Shanghai Industrial Holdings Ltd.	6,228	16,554
Shenzhen International Holdings Ltd.	14,688	32,132
Sinopec Engineering Group Co. Ltd., Class H	16,921	18,185
Sinotrans Ltd., Class H	30,926	17,544
Weichai Power Co. Ltd., Class H	18,372	24,639
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	4,796	7,679
Zhejiang Expressway Co. Ltd., Class H	18,697	18,711
Zhuzhou CRRC Times Electric Co. Ltd., Class H	7,074	35,622

		1,071,763

Information Technology — 24.5%
58.com, Inc., ADR*	1,154	93,728
AAC Technologies Holdings, Inc.	9,559	143,918
Alibaba Group Holding Ltd., ADR*(a)	14,800	2,930,548

	Number of Shares	Value
Information Technology (Continued)
Autohome, Inc., ADR	527	$59,403
Baidu, Inc., ADR*	3,528	855,752
BYD Electronic International Co. Ltd.	8,590	13,645
China Railway Signal & Communication Corp. Ltd., Class H, 144A	22,167	17,323
Fang Holdings Ltd., ADR*	3,757	19,048
GCL-Poly Energy Holdings Ltd.*(a)	174,993	19,185
Kingboard Chemical Holdings Ltd.	7,889	31,378
Kingboard Laminates Holdings Ltd.	13,568	17,989
Kingsoft Corp. Ltd.	10,053	31,719
Lenovo Group Ltd.	93,652	49,667
Meitu, Inc., 144A*	16,278	17,245
Momo, Inc., ADR*	1,379	63,324
NetEase, Inc., ADR	1,040	237,453
Semiconductor Manufacturing International Corp.*(a)	34,849	45,582
SINA Corp.*	736	66,843
Sunny Optical Technology Group Co. Ltd.*	9,125	185,661
Tencent Holdings Ltd.	72,939	3,711,970
TravelSky Technology Ltd., Class H	11,865	34,714
Weibo Corp., ADR*(a)	470	47,898
Xinyi Solar Holdings Ltd.	38,896	16,115
YY, Inc., ADR*	394	45,913
ZTE Corp., Class H*(b)	7,419	24,009

		8,780,030

Materials — 1.1%
Aluminum Corp. of China Ltd., Class H*	47,334	24,922
Anhui Conch Cement Co. Ltd., Class H	16,043	98,375
BBMG Corp., Class H	47,895	21,004
China Molybdenum Co. Ltd., Class H*	46,129	29,227
China National Building Material Co. Ltd., Class H*	26,457	30,288
China Resources Cement Holdings Ltd.	27,692	32,620
China Zhongwang Holdings Ltd.	17,512	9,488
Jiangxi Copper Co. Ltd., Class H	19,753	28,707
Lee & Man Paper Manufacturing Ltd.	19,883	23,320
Nine Dragons Paper Holdings Ltd.	20,486	32,593
Sinopec Shanghai Petrochemical Co. Ltd., Class H	45,330	33,460
Zijin Mining Group Co. Ltd., Class H	64,090	26,717

		390,721

Real Estate — 3.1%
Agile Group Holdings Ltd.	19,897	37,947
China Evergrande Group*(a)	51,461	150,890
China Jinmao Holdings Group Ltd.	52,827	30,171
China Overseas Land & Investment Ltd.	51,085	170,953
China Resources Land Ltd.	37,503	137,693
China Vanke Co. Ltd., Class H	7,891	28,217
CIFI Holdings Group Co. Ltd.	43,414	33,595
Country Garden Holdings Co. Ltd.	76,705	150,395
Fullshare Holdings Ltd.*	94,471	44,561
Guangzhou R&F Properties Co. Ltd., Class H	9,962	23,368
KWG Property Holding Ltd.	13,068	18,026
Longfor Properties Co. Ltd.	20,467	61,316

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All China Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
Real Estate (Continued)
Shenzhen Investment Ltd.	43,196	$18,338
Shimao Property Holdings Ltd.	14,687	43,438
Shui On Land Ltd.	65,616	18,403
Sino-Ocean Group Holding Ltd.	42,929	29,005
SOHO China Ltd.	33,127	17,315
Sunac China Holdings Ltd.*	23,561	89,659
Yuexiu Property Co. Ltd.	81,916	18,484

		1,121,774

Telecommunication Services — 2.6%
China Communications Services Corp. Ltd., Class H	29,413	18,936
China Mobile Ltd.	80,405	717,522
China Telecom Corp. Ltd., Class H	184,871	86,259
China Unicom Hong Kong Ltd.	80,289	109,111

		931,828

Utilities — 1.9%
Beijing Enterprises Holdings Ltd.	6,750	37,303
Beijing Enterprises Water Group Ltd.*	60,129	36,258
CGN Power Co. Ltd., Class H, 144A (a)	157,679	44,826
China Gas Holdings Ltd.	26,222	108,810
China Longyuan Power Group Corp. Ltd., Class H	43,265	39,933
China Power International Development Ltd.	47,122	13,096
China Resources Gas Group Ltd.	12,808	48,658
China Resources Power Holdings Co. Ltd.	26,636	54,534
Datang International Power Generation Co. Ltd., Class H*(a)	46,956	15,145
ENN Energy Holdings Ltd.	10,295	105,980

	Number of Shares	Value
Utilities (Continued)
Guangdong Investment Ltd.	41,623	$70,149
Huadian Power International Corp. Ltd., Class H	44,576	20,514
Huaneng Power International, Inc., Class H	75,498	58,326
Huaneng Renewables Corp. Ltd., Class H	54,748	23,521
Towngas China Co. Ltd.*	21,095	20,707

		697,760

TOTAL COMMON STOCKS (Cost $21,089,754)		22,031,215

EXCHANGE-TRADED FUNDS — 38.0%
Xtrackers Harvest CSI 300 China A-Shares ETF (a)(c)	399,594	11,827,982
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF*(c)	55,762	1,835,685

TOTAL EXCHANGE-TRADED FUNDS (Cost $14,738,729)		13,663,667

SECURITIES LENDING COLLATERAL — 7.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.68% (d)(e) (Cost $2,653,919)	2,653,919	2,653,919

TOTAL INVESTMENTS — 106.8% (Cost $38,482,402)		$38,348,801
Other assets and liabilities, net — (6.8%)		(2,453,696)

NET ASSETS — 100.0%		$35,895,105

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2018 is as follows:

Value ($) at 5/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2018	Value ($) at 5/31/2018
EXCHANGE-TRADED FUNDS — 38.0%
Xtrackers Harvest CSI 300 China A-Shares ETF (a)(c)
1,561,826	13,237,393	(3,201,184)	(34,259)	264,206	117,694	—	399,594	11,827,982
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF*(c)
297,019	2,123,862	(441,159)	6,783	(150,820)	—	—	55,762	1,835,685

SECURITIES LENDING COLLATERAL — 7.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.68% (d)(e)
1,524,297	1,129,622	—	—	—	84,698	—	2,653,919	2,653,919

3,383,142	16,490,877	(3,642,343)	(27,476)	113,386	202,392	—	3,109,275	16,317,586

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2018 amounted to $5,919,520, which is 16.5% of net assets.
(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund advised by DBX Advisors LLC.
(d)	Affiliated fund managed by DWS Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All China Equity ETF (Continued)

May 31, 2018

(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2018. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $3,425,519.

ADR:	American Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At May 31, 2018, open futures contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
MINI HSI Index Futures	HKD	3	$116,378	$116,636	6/28/2018	$234

Currency Abbreviations

HKD	Hong Kong Dollar

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$22,007,206	$—	$24,009	$22,031,215
Exchange-Traded Funds	13,663,667	—	—	13,663,667
Short-Term Investments	2,653,919	—	—	2,653,919
Derivatives (g)
Futures Contracts	234	—	—	234

TOTAL	$38,325,026	$—	$24,009	$38,349,035

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the year ended May 31, 2018, the amount of transfers between Level 1 and Level 3 was $2,534 and between Level 3 and Level 1 was $16,271. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Investments were transferred from Level 3 to Level 1 as a result of the resumption of trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

See Notes to Financial Statements.	36

This Page is Intentionally Left Blank

37

DBX ETF Trust

Statements of Assets and Liabilities

May 31, 2018

	Xtrackers CSI 300 China A-Shares Hedged Equity ETF	Xtrackers Harvest CSI 300 China A-Shares ETF	Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	Xtrackers MSCI All China Equity ETF
Assets
Investments in non-affiliated securities at value	$2,858	$681,900,872	$24,251,718	$22,031,215
Investment in affiliated securities at value	2,048,942	—	—	13,663,667
Investment in DWS Government & Agency Securities Portfolio*	75,000	—	—	2,653,919
Cash	2,211,461	1,221,256	1,187	60,784
Foreign currency at value	29	2,564,906 †	125,683 †	23,720
Unrealized appreciation on forward foreign currency contracts	39,377	—	—	—
Deposit with broker for futures contracts	—	—	—	10,773
Receivables:
Investment securities sold	—	1,201,754	1,240,074	—
Variation margin on futures contracts	—	—	—	2,424
Interest	—	8	19	—
Dividends	—	—	—	84,946
Securities lending income	2,523	—	—	28,640

Total Assets	$4,380,190	$686,888,796	$25,618,681	$38,560,088

Liabilities
Due to authorized participant	$2,220,102	$—	$—	$—
Payable upon return of securities loaned	75,000	—	—	2,653,919
Unrealized depreciation on forward foreign currency contracts	4,458	—	—	—
Payables:
Investment securities purchased	—	725,661	1,210,265	—
Investment advisory fees	146	332,519	14,062	11,064

Total Liabilities	2,299,706	1,058,180	1,224,327	2,664,983

Net Assets, at value	$2,080,484	$685,830,616	$24,394,354	$35,895,105

Net Assets Consist of
Paid-in capital	$2,411,091	$624,895,936	$36,975,305	$37,669,666
Distributions in excess of net investment income	—	(884,593)	(2,906)	—
Undistributed net investment income	22,302	—	—	247,042
Accumulated net realized gain (loss)	(704,128)	(21,698,419)	(12,267,693)	(1,888,217)
Net unrealized appreciation (depreciation)	351,219	83,517,692	(310,352)	(133,386)

Net Assets, at value	$2,080,484	$685,830,616	$24,394,354	$35,895,105

Number of Common Shares outstanding	100,001	23,200,001	750,001	950,001

Net Asset Value	$20.80	$29.56	$32.53	$37.78

Investments in non-affiliated securities at cost	$2,837	$598,388,714	$24,563,900	$21,089,754

Investments in affiliated securities at cost	$1,732,663	$—	$—	$14,738,729

Value of securities loaned	$74,000	$—	$—	$5,919,520

Investment in DWS Government & Agency Securities Portfolio at cost*	$75,000	$—	$—	$2,653,919

Non-cash collateral for securities on loan	$—	$—	$—	$3,425,519

Foreign currency at cost	$29	$2,559,385	$123,853	$23,704

*	Represents collateral on securities loaned.
†

Included in foreign currency at value is $2,691 and $5,875 respectively which represents foreign investor minimum settlement reserve funds required by China Securities Depository and Clearing Corporation Limited.

See Notes to Financial Statements.	38

DBX ETF Trust

Statements of Operations

For the Year Ended May 31, 2018

	Xtrackers CSI 300 China A-Shares Hedged Equity ETF	Xtrackers Harvest CSI 300 China A-Shares ETF	Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	Xtrackers MSCI All China Equity ETF
Investment Income
Unaffiliated interest income	$—	$6,336	$71	$—
Unaffiliated dividend income*	—	8,509,325	183,493	127,446
Unaffiliated non-cash dividend income	—	—	—	44,943
Affiliated dividend income	28,928	—	—	117,694
Affiliated securities lending income	11,636	—	—	84,698
Unaffiliated securities lending income, net of borrower rebates	38,511	—	—	251,011

Total Investment Income	79,075	8,515,661	183,564	625,792

Expenses
Investment advisory fees	22,795	3,744,921	157,994	152,637
Interest Expense	—	35,989	—	—
Other expenses	57	56	56	109

Total Expenses	22,852	3,780,966	158,050	152,746

Less fees waived (See Note 3):
Waiver	(21,185)	—	—	(61,067)

Net Expenses	1,667	3,780,966	158,050	91,679

Net Investment income (loss)	77,408	4,734,695	25,514	534,113

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	—	48,108,539	646,154	(9,475)
Investments in affiliates	(50,880)	—	—	(309,018)
In-kind redemptions	—	—	—	1,370,052
In-kind redemptions in affiliates	265,543	—	—	281,542
Futures contracts	—	—	—	19,435
Foreign currency transactions	(4)	(191,944)	(4,335)	(859)
Forward foreign currency contracts	(371,021)	—	—	—

Net realized gain (loss)	(156,362)	47,916,595	641,819	1,351,677
Net change in unrealized appreciation (depreciation) on:
Investments	21	9,492,601	(330,577)	879,920
Investments in affiliates	251,444	—	—	113,386
Futures contracts	—	—	—	234
Foreign currency translations	—	(24,261)	(3,381)	(23)
Forward foreign currency contracts	106,086	—	—	—

Net change in unrealized appreciation (depreciation)	357,551	9,468,340	(333,958)	993,517

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	201,189	57,384,935	307,861	2,345,194

Net Increase (Decrease) in Net Assets Resulting from Operations	$278,597	$62,119,630	$333,375	$2,879,307

* Unaffiliated foreign tax withheld	$—	$981,996	$21,151	$12,071

See Notes to Financial Statements.	39

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers CSI 300 China A-Shares Hedged Equity ETF		Xtrackers Harvest CSI 300 China A-Shares ETF
	Year Ended May 31, 2018	Year Ended May 31, 2017	Year Ended May 31, 2018	Year Ended May 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$77,408	$33,537	$4,734,695	$5,215,180
Net realized gain (loss)	(156,362)	(174,141)	47,916,595	(2,259,919)
Net change in net unrealized appreciation (depreciation)	357,551	282,522	9,468,340	26,028,638

Net increase (decrease) in net assets resulting from operations	278,597	141,918	62,119,630	28,983,899

Distributions to Shareholders from
Net investment income	(82,189)	(281,686)	(5,199,112)	(2,914,310)
Net realized gains	—	(84,778)	—	—

Total distributions	(82,189)	(366,464)	(5,199,112)	(2,914,310)

Fund Shares Transactions
Proceeds from shares sold	—	967,594	560,587,088	237,085,355
Value of shares redeemed	(1,044,930)	—	(298,670,935)	(222,628,824)

Net increase (decrease) in net assets resulting from fund share transactions	(1,044,930)	967,594	261,916,153	14,456,531

Total net increase (decrease) in Net Assets	(848,522)	743,048	318,836,671	40,526,120

Net Assets
Beginning of year	2,929,006	2,185,958	366,993,945	326,467,825

End of year	$2,080,484	$2,929,006	$685,830,616	$366,993,945

Distributions in excess of net investment income	$—	$—	$(884,593)	$(318,213)

Undistributed net investment income	$22,302	$6,696	$—	$—

Changes in Shares Outstanding
Shares outstanding, beginning of year	150,001	100,001	14,200,001	13,750,001
Shares sold	—	50,000	18,800,000	9,600,000
Shares redeemed	(50,000)	—	(9,800,000)	(9,150,000)

Shares outstanding, end of year	100,001	150,001	23,200,001	14,200,001

See Notes to Financial Statements.	40

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF		Xtrackers MSCI All China Equity ETF
	Year Ended May 31, 2018	Year Ended May 31, 2017	Year Ended May 31, 2018	Year Ended May 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$25,514	$(21,875)	$534,113	$146,833
Net realized gain (loss)	641,819	(1,027,294)	1,351,677	(857,419)
Net change in net unrealized appreciation (depreciation)	(333,958)	(248,447)	993,517	1,497,048

Net increase (decrease) in net assets resulting from operations	333,375	(1,297,616)	2,879,307	786,462

Distributions to Shareholders from
Net investment income	—	—	(317,478)	(448,333)

Total distributions	—	—	(317,478)	(448,333)

Fund Shares Transactions
Proceeds from shares sold	3,676,438	5,254,292	36,516,502	—
Value of shares redeemed	—	(5,023,771)	(7,763,898)	(2,847,049)

Net increase (decrease) in net assets resulting from fund share transactions	3,676,438	230,521	28,752,604	(2,847,049)

Total net increase (decrease) in Net Assets	4,009,813	(1,067,095)	31,314,433	(2,508,920)

Net Assets
Beginning of year	20,384,541	21,451,636	4,580,672	7,089,592

End of year	$24,394,354	$20,384,541	$35,895,105	$4,580,672

Distributions in excess of net investment income	$(2,906)	$(66,057)	$—	$—

Undistributed net investment income	$—	$—	$247,042	$29,711

Changes in Shares Outstanding
Shares outstanding, beginning of year	650,001	650,001	150,001	250,001
Shares sold	100,000	150,000	1,000,000	—
Shares redeemed	—	(150,000)	(200,000)	(100,000)

Shares outstanding, end of year	750,001	650,001	950,001	150,001

See Notes to Financial Statements.	41

DBX ETF Trust

Financial Highlights

Xtrackers CSI 300 China A-Shares Hedged Equity ETF Selected Per Share Data	Year Ended 5/31/2018	Year Ended 5/31/2017	Period Ended 5/31/2016(a)
Net Asset Value, beginning of period	$19.53	$21.86	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.52	0.29	0.40
Net realized and unrealized gain (loss)	1.30	1.05	(2.80)

Total from investment operations	1.82	1.34	(2.40)

Less distributions from:
Net investment income	(0.55)	(2.82)	(0.74)
Net realized gains	—	(0.85)	—

Total distributions	(0.55)	(3.67)	(0.74)

Net Asset Value, end of period	$20.80	$19.53	$21.86

Total Return (%)(e)	9.12	6.42 (d)	(10.01)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	2	3	2
Ratio of expenses before fee waiver (%)(f)	0.70	0.72	1.25 ***
Ratio of expenses after fee waiver (%)(f)	0.05	0.05	0.45 ***
Ratio of net investment income (loss) (%)	2.38	1.41	2.92 *
Portfolio turnover rate (%)(g)	3	6	4 **

Xtrackers Harvest CSI 300 China A-Shares ETF Selected Per Share Data	Year Ended 5/31/2018	Year Ended 5/31/2017	Year Ended 5/31/2016	Year Ended 5/31/2015	Period Ended 5/31/2014(b)
Net Asset Value, beginning of period	$25.84	$23.74	$49.93	$21.98	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.25	0.30	0.43	0.09	(0.05)
Net realized and unrealized gain (loss)	3.73	1.97	(18.19)	27.96	(2.97)

Total from investment operations	3.98	2.27	(17.76)	28.05	(3.02)

Less distributions from:
Net investment income	(0.26)	(0.17)	(0.33)	(0.10)	—
Net realized gains	—	—	(8.10)	—	—

Total distributions	(0.26)	(0.17)	(8.43)	(0.10)	—

Net Asset Value, end of period	$29.56	$25.84	$23.74	$49.93	$21.98

Total Return (%)	15.38	9.62	(38.10)	127.82	(12.08	)**(e)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	686	367	326	1,410	153
Ratio of expenses before fee waiver (%)	0.66	0.67	0.80	0.80	0.96	*
Ratio of expenses after fee waiver (%)	0.66	0.67	0.80	0.80	0.92	*
Ratio of net investment income (loss) (%)	0.82	1.24	1.27	0.26	(0.38	)*
Portfolio turnover rate (%)(g)	65	68	159	58	42	**

(a)	For the period October 20, 2015 (commencement of operations) through May 31, 2016.
(b)	For the period November 6, 2013 (commencement of operations) through May 31, 2014.
(c)	Based on average shares outstanding during the period.
(d)	The Fund’s total return includes a reimbursement by the Advisor for a realized loss on a trade executed incorrectly, which otherwise would have reduced total return by 0.41%.
(e)	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
(f)	The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Fund in which the Fund is invested. This ratio does not included these indirect fees and expenses.
(g)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.
***	Annualized. Includes excise tax expense that is not annualized.

See Notes to Financial Statements.	42

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF Selected Per Share Data	Year Ended 5/31/2018	Year Ended 5/31/2017	Year Ended 5/31/2016	Year Ended 5/31/2015	Period Ended 5/31/2014(a)
Net Asset Value, beginning of period	$31.36	$33.00	$65.42	$25.70	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.04	(0.03)	(0.05)	(0.12)	0.02
Net realized and unrealized gain (loss)	1.13	(1.61)	(28.91)	40.05	0.68

Total from investment operations	1.17	(1.64)	(28.96)	39.93	0.70

Less distributions from:
Net investment income	—	—	(0.17)	(0.04)	—
Net realized gains	—	—	(3.29)	(0.17)	—

Total distributions	—	—	(3.46)	(0.21)	—

Net Asset Value, end of period	$32.53	$31.36	$33.00	$65.42	$25.70

Total Return (%)	3.73	(4.97)	(45.37)	155.99	2.80	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	24	20	21	82	8
Ratio of expenses (%)	0.65	0.67	0.80	0.80	0.80	*
Ratio of net investment income (loss) (%)	0.10	(0.09)	(0.11)	(0.30)	2.57	*
Portfolio turnover rate (%)(f)	29	51	215	131	0	**

Xtrackers MSCI All China Equity ETF Selected Per Share Data	Year Ended 5/31/2018	Year Ended 5/31/2017	Year Ended 5/31/2016	Year Ended 5/31/2015	Period Ended 5/31/2014(b)
Net Asset Value, beginning of period	$30.54	$28.36	$46.01	$25.51	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.79	0.91	2.15	0.32	0.06
Net realized and unrealized gain (loss)	6.75	4.26	(15.46)	20.58	0.45

Total from investment operations	7.54	5.17	(13.31)	20.90	0.51

Less distributions from:
Net investment income	(0.30)	(2.99)	(4.34)	(0.35)	—
Net realized gains	—	—	—	(0.05)	—

Total distributions	(0.30)	(2.99)	(4.34)	(0.40)	—

Net Asset Value, end of period	$37.78	$30.54	$28.36	$46.01	$25.51

Total Return (%)(d)	24.71	20.03	(29.80)	82.48	2.04	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	36	5	7	18	5
Ratio of expenses before fee waiver (%)(e)	0.60	0.60	0.60	0.60	0.60	*
Ratio of expenses after fee waiver (%)(e)	0.36	0.35	0.26	0.26	0.30	*
Ratio of net investment income (loss) (%)	2.10	3.10	6.46	0.94	2.73	*
Portfolio turnover rate (%)(f)	3	7	36	20	2	**

(a)	For the period May 21, 2014 (commencement of operations) through May 31, 2014.
(b)	For the period April 30, 2014 (commencement of operations) through May 31, 2014.
(c)	Based on average shares outstanding during the period.
(d)	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
(e)	The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.
(f)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	43

DBX ETF Trust

Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of May 31, 2018, the Trust consists of thirty-seven investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

New Fund Name	Former Fund Name
Xtrackers CSI 300 China A-Shares Hedged Equity ETF*	Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF
Xtrackers Harvest CSI 300 China A-Shares ETF	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF
Xtrackers MSCI All China Equity ETF	Deutsche X-trackers MSCI All China Equity ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group Gmbh & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots consisting of 50,000 shares each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The Underlying Index for each Fund is:

Fund	Underlying Index
Xtrackers CSI 300 China A-Shares Hedged Equity ETF*	CSI 300 USD Hedged Index*
Xtrackers Harvest CSI 300 China A-Shares ETF	CSI 300 Index
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	CSI 500 Index
Xtrackers MSCI All China Equity ETF	MSCI China All Shares Index

*	On June 4, 2018, the Fund changed its name from Xtrackers CSI 300 China A-Shares Hedged Equity ETF to Xtrackers MSCI China A Inclusion Equity ETF and its Underlying Index from CSI 300 USD Hedged Index to the MSCI China A Inclusion Index.

CSI 300 USD Hedged Index is calculated and maintained by China Securities Index Co., Ltd. It is a modified free-float market capitalization weighted index composed of the largest and most liquid stocks in the China A-Share market. The Underlying Index hedges the currency exposure of the securities in the CSI 300 Index by taking long positions in foreign currency forwards. Constituent stocks for the Underlying Index must have been listed on either the Shanghai Stock Exchange or the Shenzhen Stock Exchange. The composition of the Underlying Index is reviewed every six-months.

CSI 300 Index is calculated and maintained by China Securities Index Co., Ltd. It is a modified free-float market capitalization weighted index composed of the largest and most liquid stocks in the China A-Share market. Constituent stocks for the Underlying Index must have been listed on either the Shanghai Stock Exchange or the Shenzhen Stock Exchange. The composition of the Underlying Index is reviewed every six-months.

CSI 500 Index is calculated and maintained by China Securities Index Co., Ltd. It is a modified free-float market capitalization weighted index composed of the 500 smallest and most liquid stocks in the China A-Share market. Constituent stocks for the Underlying Index must have been listed on either the Shanghai Stock Exchange or the Shenzhen Stock Exchange. The composition of the Underlying Index is reviewed every six-months.

MSCI is the creator of the MSCI China All Shares Index and the MSCI China A Inclusion Equity Index. The MSCI China All Share Index is a rules-based, free-float adjusted market capitalization index comprised of equity securities that are listed in Hong Kong, Shanghai and Shenzhen. The Underlying Index is intended to give

44

DBX ETF Trust

Notes to Financial Statements (Continued)

investors a means of tracking the overall performance of equity securities that are a representative sample of the entire Chinese investment universe. The Underlying Index is comprised of A-Shares, B-Shares, H-Shares, Red chips and P chips share classes. The Underlying Index is rebalanced on a quarterly basis.

The MSCI China A Inclusion Equity Index is designed to track the equity market performance of China A-Shares that are accessible through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program (together “Stock Connect”). “A-Shares” are equity securities issued by companies incorporated in mainland China and are denominated in renminbi. Certain eligible A-Shares are traded on the Shanghai or Shenzhen Stock Exchanges. The Underlying Index is designed to track the inclusion of A-Shares in the MSCI Emerging Markets Index over time and is constructed by MSCI, Inc. by applying eligibility criteria for the MSCI Global Investable Market Indexes, and then excluding mid- and small-capitalization A-Shares (as determined by MSCI), A-Shares suspended for trading for more than 50 days in the past 12 months and A-Shares that are not accessible through Stock Connect. The Underlying Index is weighted by each issuer’s free float-adjusted market capitalization (i.e., includes only shares that are readily available for trading in the market) available to foreign investors and includes only large-capitalization companies, as determined by MSCI. The Underlying Index is rebalanced on a quarterly basis.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between each Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Xtrackers Harvest CSI 300 China A-Shares ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF are diversified series of the Trust. Xtrackers CSI 300 China A-Shares Hedged Equity ETF and Xtrackers MSCI All China Equity EFT are non-diversified and are not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may dominate the underlying index of such a fund and, consequently, the fund’s investment portfolio. This may adversely affect the fund’s performance or subject the fund’s shares to greater price volatility than that experienced by more diversified investment companies.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The Net Asset Value (“NAV”), of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

45

DBX ETF Trust

Notes to Financial Statements (Continued)

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as a Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; length of time of a halt in trading of the security; movement in the security’s proxy index; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Distributions of income and capital gains from investments in affiliated funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

46

DBX ETF Trust

Notes to Financial Statements (Continued)

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds’ recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the year ended May 31, 2018, the Funds did not incur any interest or penalties.

As of May 31, 2018, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Ordinary Income*	Undistributed Long-Term Capital Gains	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Xtrackers CSI 300 China A-Shares Hedged Equity ETF	$22,302	$—	$(585,583)	$232,674	$(330,607)
Xtrackers Harvest CSI 300 China A-Shares ETF	—	14,431,628	(884,593)	47,387,645	60,934,680
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	—	—	(10,728,780)	(1,852,171)	(12,580,951)
Xtrackers MSCI All China Equity ETF	247,042	—	(1,486,301)	(535,302)	(1,774,561)

The tax character of dividends and distributions declared for the periods ended May 31, 2018 and May 31, 2017 were as follows:

	Year Ended May 31, 2018
	Ordinary Income*	Long-Term Capital Gain
Xtrackers CSI 300 China A-Shares Hedged Equity ETF	$82,189	$—
Xtrackers Harvest CSI 300 China A-Shares ETF	5,199,112	—
Xtrackers MSCI All China Equity ETF	317,478	—

	Year Ended May 31, 2017
	Ordinary Income*	Long-Term Capital Gain
Xtrackers CSI 300 China A-Shares Hedged Equity ETF	$309,559	$56,905
Xtrackers Harvest CSI 300 China A-Shares ETF	2,914,310	—
Xtrackers MSCI All China Equity ETF	448,333	—

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions

At May 31, 2018, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers CSI 300 China A-Shares Hedged Equity ETF	$79,159	$315,180	$394,339
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	9,595,117	1,130,757	10,725,874
Xtrackers MSCI All China Equity ETF	1,006,240	461,025	1,467,265

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the fiscal year ended May 31, 2018, the following Funds incurred and will elect to defer post-October capital losses and late year ordinary losses as follows:

	Late Year Ordinary Losses	Post-October Losses on Capital
Xtrackers CSI 300 China A-Shares Hedged Equity ETF	$—	$191,244
Xtrackers Harvest CSI 300 China A-Shares ETF	884,593	—
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	2,906	—
Xtrackers MSCI All China Equity ETF	—	19,036

In order to present paid-in capital and accumulated net realized gains or losses on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to additional paid-in

47

DBX ETF Trust

Notes to Financial Statements (Continued)

capital, undistributed net investment income or loss and accumulated net realized gains or losses on investments. These differences are primarily due to the recognition of certain foreign currency gain (losses) as ordinary income (loss), passive foreign investment companies (“PFICs”), net operating losses and redemptions-in-kind. For the year ended May 31, 2018, the adjustments were as follows:

	Undistributed Net Investment Income (Loss)	Undistributed Capital Gains (Accumulated Losses)	Paid-In Capital
Xtrackers CSI 300 China A-Shares Hedged Equity ETF	$20,387	$(285,930)	$265,543
Xtrackers Harvest CSI 300 China A-Shares ETF	(101,963)	101,963	—
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	37,637	1,790	(39,427)
Xtrackers MSCI All China Equity ETF	696	(1,609,355)	1,608,659

As of May 31, 2018, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers CSI 300 China A-Shares Hedged Equity ETF	$1,894,126	$232,674	$232,694	$(20)
Xtrackers Harvest CSI 300 China A-Shares ETF	634,518,761	47,382,111	97,138,397	(49,756,286)
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	26,105,719	(1,854,001)	3,337,733	(5,191,734)
Xtrackers MSCI All China Equity ETF	38,884,318	(535,283)	1,857,789	(2,393,072)

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of May 31, 2018, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

The Funds’ direct investments in China A-Shares will be subject to a number of Chinese tax rules and the application of many of those rules is evolving. Chinese taxes that may apply to the Funds’ direct investments in A-Shares include withholding income tax (WHT) on dividends, WHT on bank interest, WHT on capital gains realized from the disposal of equity investments prior to November 17, 2014 and stamp tax. China imposes WHT at a rate of 10% on dividends on shares and interest income derived by non PRC enterprises including Qualified Foreign Institutional Investors (“QFII”) and renminbi Qualified Foreign Institutional Investors (“RQFII”) from PRC resident issuers, subject to any lower rate provided by an applicable tax treaty.

With the approval from the PRC State Council, the PRC State Administration of Taxation, the PRC Ministry of Finance and the China Securities Regulatory Commission jointly issued Caishui [2014] 79 (Circular 79) on November 14, 2014. According to Circular 79, RQFIIs are temporarily exempt from WHT with respect to gains derived from the trading of equity investments (including shares in PRC enterprises) effective from November 17, 2014. With respect to gains derived from equity investments prior to November 17, 2014, RQFIIs are subject to WHT at a rate of 10% on such gains on a gross basis, subject to any lower rate provided by an applicable tax treaty. The above WHT treatment applies to RQFIIs which do not have a permanent establishment (“PE”) in the PRC. The Funds do not have PEs in the PRC, therefore, the Funds are only subject to WHT at 10% with respect to gross realized gains derived from the disposal of land-rich A-Share companies and exempt from WHT with respect to gross realized gains derived from non land-rich A-Share companies prior to November 17, 2014. Land-rich enterprises are companies whose value of immovable property in the PRC is greater than 50% of their value of total assets. The WHT relating to the realized gains from shares in land-rich companies prior to November 17, 2014 has been paid by the Xtrackers Harvest CSI 300 China A-Shares ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF, respectively; while realized gains from shares in non land-rich companies prior to November 17, 2014 were granted treaty relief pursuant to the PRC-US Double Taxation Arrangement.

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DBX ETF Trust

Notes to Financial Statements (Continued)

The PRC rules for taxation of RQFIIs (and QFIIs) are evolving and the tax regulations to be issued by the PRC State Administration of Taxation and/or PRC Ministry of Finance, as well as the practices adopted by the local PRC authorities, may apply retroactively which may adversely affect the Fund and its shareholders.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at year end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Xtrackers CSI 300 China A-Shares Hedged Equity ETF and the Xtrackers MSCI All China Equity ETF may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash and/or U.S. Treasury securities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended May 31, 2018, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.14% annualized effective rate as of May 31, 2018) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Funds or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of May 31, 2018, the Xtrackers CSI 300 China A-Shares Hedged Equity ETF had securities on loan, which were classified as Exchanged Traded Fund in the Schedule of Investments. The value of the related cash collateral exceeded the value of the securities loaned at year end. As of year end, the remaining contractual maturity of the cash collateral agreements were overnight and continuous.

As of May 31, 2018, the Xtrackers MSCI All China Equity ETF had securities on loan, which were classified as Common Stocks and Exchange Traded Funds in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at year end.

Remaining Contractual Maturity of the Agreements, as of May 31, 2018

	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$195,039	$19,630	$226,028	$3,179,861	$3,620,558
Exchange Traded Funds	2,458,880	—	—	—	2,458,880

Total Borrowings	$2,653,919	$19,630	$226,028	$3,179,861	$6,079,438

Gross amount of recognized liabilities for securities lending transactions					$6,079,438

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DBX ETF Trust

Notes to Financial Statements (Continued)

Derivatives

Forward Foreign Currency Contracts    The Xtrackers CSI 300 China A-Shares Hedged Equity ETF may enter into forward foreign currency contracts (“forward currency contracts”) designed to offset the Fund’s exposure to non-U.S. currencies.

A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. For the year ended May 31, 2018, the Fund invested in forward currency contracts to hedge against changes in the value of the U.S. dollar against the renminbi.

The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward foreign currency contracts. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

A summary of the open forward currency contracts as of May 31, 2018 is included in a table following the Fund’s Schedule of Investments. The investment in forward currency contracts short vs. U.S. dollars had a contract value generally indicative of a range of the total exposure the Fund had to the value of non U.S currencies during the year ended May 31, 2018.

Futures Contracts    Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the year ended May 31, 2018, Xtrackers MSCI All China Equity ETF utilized futures in order to simulate investment in the Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of May 31, 2018 is included in a table following the Xtrackers MSCI All China Equity ETF’s Schedule of Investments.

The following table summarizes the value of the Fund’s derivative instruments held as of May 31, 2018 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers CSI 300 China A-Shares Hedged Equity ETF

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$39,377	Unrealized depreciation on forward foreign currency contracts	$4,458
Xtrackers MSCI All China Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$234	Unrealized depreciation on futures contracts*	$—

*	Includes cumulative appreciation or cumulative depreciation on futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

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DBX ETF Trust

Notes to Financial Statements (Continued)

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Fund’s earnings during the year ended May 31, 2018 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

	Futures Contracts — Equity Contracts	Forward Foreign Currency Contracts — Foreign Exchange Contracts	Total
Xtrackers CSI 300 China A-Shares Hedged Equity ETF	$—	$(371,021)	$(371,021)
Xtrackers MSCI All China Equity ETF	19,435	—	19,435

Net Change in Unrealized Appreciation (Depreciation) on:

	Futures Contracts — Equity Contracts	Forward Foreign Currency Contracts — Foreign Exchange Contracts	Total
Xtrackers CSI 300 China A-Shares Hedged Equity ETF	$—	$106,086	$106,086
Xtrackers MSCI All China Equity ETF	234	—	234

For the year ended May 31, 2018 the average monthly volume of derivatives was as follows:

	Futures Contracts (Contract Value)	Forward Foreign Currency Contracts (Contract Value)
Xtrackers CSI 300 China A-Shares Hedged Equity ETF	$—	$(3,132,462)
Xtrackers MSCI All China Equity ETF	103,803	—

As of May 31, 2018, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow the Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. Interest expense from collateral received, if any, is included in Other expenses on the Statement of Operations. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following table:

	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivatives Liabilities
Xtrackers CSI 300 China A-Shares Hedged Equity ETF
Goldman Sachs & Co.	$39,377	$(4,458)	$—	$34,919	$4,458	$(4,458)	$—	$—

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the ETFs, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

Harvest Global Investments Limited serves as investment sub-advisor (the “Sub-Advisor”) to the Xtrackers Harvest CSI 300 China A-Shares ETF and the Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF. The Sub-Advisor is responsible for day-to-day management of each Fund, subject to supervision of the Advisor.

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DBX ETF Trust

Notes to Financial Statements (Continued)

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary management fee from each Fund based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Management Fee
Xtrackers CSI 300 China A-Shares Hedged Equity ETF	0.70%
Xtrackers Harvest CSI 300 China A-Shares ETF	0.65%
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	0.65%
Xtrackers MSCI All China Equity ETF	0.60%

Effective June 1, 2018, for its investment advisory services to the Xtrackers CSI 300 China A-Shares Hedged Equity ETF (renamed Xtrackers MSCI China A Inclusion Equity ETF effective June 4, 2018, see Note 8), the Advisor is entitled to receive a unitary management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to 0.60%.

Out of the unitary management fee, the Advisor is responsible for substantially all expenses of each Fund, including the payments to the Sub-Advisor as applicable, the cost of transfer agency, custody, fund administration, legal, audit and other services and expenses of the Independent Trustees except for interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and other extraordinary expenses.

The Advisor for the Xtrackers CSI 300 China A-Shares Hedged Equity ETF had contractually agreed to waive a portion of its management fees in an amount equal to the acquired fund’s fees and expenses attributable to the Fund’s investments in the Underlying Fund, if any (the “Expense Limit”). For the year from June 1, 2017 through May 31, 2018, the Advisor waived $21,185 of expenses to the Fund.

The Advisor for the Xtrackers MSCI All China Equity ETF had contractually agreed to waive a portion of its management fees in an amount equal to the Fund’s management fee attributable to the Fund’s assets invested in an affiliated fund, if any. For the year from June 1, 2017 through May 31, 2018, the Advisor waived $61,067 of expenses to the Fund. Effective June 1, 2018 the Advisor has contractually agreed to waive a portion of its management fees to the extent necessary to prevent the operating expenses of the Fund from exceeding 0.50% of the Fund’s average daily net assets; and to waive a portion of its management fees in an amount equal to the Fund’s management fee attributable to the Fund’s assets invested in affiliated funds. These arrangements will remain in effect until at least June 1, 2019.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of four Trustees, including three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and the Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Investment Portfolio Transactions

For the year ended May 31, 2018, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers CSI 300 China A-Shares Hedged Equity ETF	$105,850	$420,083
Xtrackers Harvest CSI 300 China A-Shares ETF	629,589,202	370,084,027
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	10,644,672	6,886,419
Xtrackers MSCI All China Equity ETF	16,117,161	679,108

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DBX ETF Trust

Notes to Financial Statements (Continued)

For the year ended May 31, 2018, the cost of in-kind purchases and proceeds from in-kind sale were as follows:

	Purchases	Sales
Xtrackers CSI 300 China A-Shares Hedged Equity ETF	$—	$1,033,091
Xtrackers MSCI All China Equity ETF	21,115,605	7,754,788

5. Fund Share Transactions

As of May 31, 2018 there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of Xtrackers CSI 300 China A-Shares Hedged Equity ETF and Xtrackers MSCI All China Equity ETF generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s underlying index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. The purchase of Creation Units for Xtrackers Harvest CSI 300 China A-Shares ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF are generally issued in exchange for a specific amount of cash totaling the NAV of the Creation Units. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Investing in China

Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others; the small size of the market for Chinese securities and the low volume of trading, resulting in lack of liquidity and in price volatility; currency devaluations and other currency exchange rate fluctuations or blockage; the nature and extent of intervention by the Chinese government in the Chinese securities markets, whether such intervention will continue and the impact of such intervention or its discontinuation; the risk of nationalization or expropriation of assets; the risk that the Chinese government may decide not to continue to support economic reform programs; limitations on the use of brokers; higher rates of inflation; greater political, economic and social uncertainty; market volatility caused by any potential regional territorial conflicts or natural disasters; the risk of increased trade tariffs, embargoes and other trade limitations; and custody risks associated with investing through a RQFII.

7. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers Harvest CSI 300 China A-Shares ETF, Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF, Xtrackers CSI 300 China A-Shares Hedged Equity ETF (effective June 4, 2018, see Note 8) and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Fund’s status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. As of May 31, 2018, each Fund may borrow up to the lesser of a pro-rata share of the credit facility at the amounts listed below or 33 percent of its net assets as permitted by the Act. The Funds had no outstanding loans at May 31, 2018.

Pro-rata Share
Xtrackers Harvest CSI 300 China A-Shares ETF	$60,375,000
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	4,200,000

8. Fund Name and Strategy Change

Effective June 4, 2018, Xtrackers CSI 300 China A-Share Hedged Equity ETF changed its name to Xtrackers MSCI China A Inclusion Equity ETF. At that time, the Fund changed its investment objective from seeking investment results that correspond generally to the performance, before fees and expenses, of the CSI 300 USD Hedged Index, to seeking investment results that correspond generally to the performance, before fees and expenses, of the MSCI China A Inclusion Index.

53

DBX ETF Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders of

Xtrackers CSI 300 China A-Shares Hedged Equity ETF, formerly Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF, Xtrackers Harvest CSI 300 China A-Shares ETF, formerly Deutsche X-trackers Harvest CSI 300 China A-Shares ETF, Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF, formerly Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF, and Xtrackers MSCI All China Equity ETF, formerly Deutsche X-trackers MSCI All China Equity ETF, and the Board of Trustees of DBX ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Xtrackers CSI 300 China A-Shares Hedged Equity ETF, Xtrackers Harvest CSI 300 China A-shares ETF, Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF, and Xtrackers MSCI All China Equity ETF (collectively referred to as the “Funds”), (four of the funds constituting DBX ETF Trust (the “Trust”)), including the schedules of investments, as of May 31, 2018, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds at May 31, 2018, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. general accepted accounting principles.

Individual fund constituting the DBX ETF Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Xtrackers CSI 300 China A-Shares Hedged Equity ETF	For the year ended May 31, 2018	For each of the two years in the period ended May 31, 2018	For each of the two years in the period ended May 31, 2018 and the period from October 20, 2015 (commencement of operations) through May 31, 2016
Xtrackers Harvest CSI 300 China A-Shares ETF	For the year ended May 31, 2018	For each of the two years in the period ended May 31, 2018	For each of the four years in the period ended May 31, 2018 and the period from November 6, 2013 (commencement of operations) through May 31, 2014
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	For the year ended May 31, 2018	For each of the two years in the period ended May 31, 2018	For each of the four years in the period ended May 31, 2018 and the period from May 21, 2014 (commencement of operations) through May 31, 2014
Xtrackers MSCI All China Equity ETF	For the year ended May 31, 2018	For each of the two years in the period ended May 31, 2018	For each of the four years in the period ended May 31, 2018 and the period from April 30, 2014 (commencement of operations) through May 31, 2014

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DBX ETF Trust

Report of Independent Registered Public Accounting Firm (Continued)

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of the internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2018, by correspondence with the custodians and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

New York, New York

July 26, 2018

55

DBX ETF Trust

Trustees and Officers (Unaudited)

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Independent Trustees
Stephen R. Byers (1953) 345 Park Avenue New York, New York 10154	Trustee, Chairman of the Board and Member of the Audit and Nominating Committees; formerly, Lead Independent Trustee	Trustee since 2011 (Chairman of the Board since 2016; formerly, Lead Independent Trustee, 2015-2016)	Independent Director 37 (2011-present); Independent Consultant (2014-present); formerly, Director of Investment Management, the Dreyfus Corporation (2000-2006) and Vice Chairman and Chief Investment Officer (2002-2006).	37	The Arbitrage Funds; Sierra Income Corporation; Mutual Fund Directors Forum.
George O. Elston (1964) 345 Park Avenue New York, New York 10154	Trustee, Chairman of the Audit Committee and Member of the Nominating Committee	Trustee since 2011 (Chairman of the Audit Committee since 2015)	Chief Executive Officer, 2X Oncology, Inc. (2017-present); Senior Vice President and Chief Financial Officer, Juniper Pharmaceuticals, Inc. (2014-2016); Senior Vice President and Chief Financial Officer, KBI BioPharma Inc. (2013-2014); Managing Partner, Chatham Street Partners (2010-2013).	37
J. David Officer (1948) 345 Park Avenue New York, New York 10154	Trustee, Chairman of the Nominating Committee and Member of the Audit Committee	Trustee since 2011 (Chairman of the Nominating Committee since 2015)	Independent Director (2010-present); formerly, Vice Chairman, the Dreyfus Corporation (2006-2009); President, The Dreyfus Family of Funds, Inc. (2006-2009).	37	Ilex Partners (Asia), LLC; Old Westbury Funds.

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DBX ETF Trust

Trustees and Officers (Unaudited) (Continued)

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Interested Trustee
Michael Gilligan (1966) 345 Park Avenue New York, New York 10154	Trustee Treasurer, Chief Financial Officer and Controller	Trustee since 2016; Treasurer, Chief Financial Officer and Controller since 2010	Director in the Finance Division at Deutsche Bank AG (2008- present); Manager, Treasurer and Chief Financial Officer of the Adviser (2010- present); Chief Financial Officer of Global Passive Asset Management Platform (2012- present); Chief Financial Officer of RREEF America L.L.C. (2018-present).	37	The Adviser, DBX Strategic Advisors LLC and DB Commodity Services LLC

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Freddi Klassen (1975) 345 Park Avenue New York, New York 10154	President and Chief Executive Officer	Since 2016	Director in DWS and Chief Operating Officer in the Americas for the Passive Asset Management Department (2014-present) and Trading and Product Development teams (2016-present); Manager and Chief Operating Officer of the Adviser (2016-present); Global Chief Operating Officer for Equities Technology in the Investment Bank Division at Deutsche Bank AG (2013-2014); Chief Operating Officer for Exchange Traded Funds and Systematic Funds in Europe (2008-2013).
Fiona Bassett (1974) 345 Park Avenue New York, New York 10154	Chief Operating Officer	Since 2014	Managing Director in DWS and Head of Passive Americas Asset Management Platform (2014-present); Manager and Chief Executive Officer and Chief Investment Officer of the Adviser (2014-present); Managing Director, COO Global Key Projects and Integration at Deutsche Asset Management (2012-2014); Managing Director at Deutsche Bank AG (2004-2012).

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DBX ETF Trust

Trustees and Officers (Unaudited) (Continued)

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Frank Gecsedi (1967) 60 Wall Street New York, New York 10005	Chief Compliance Officer	Since 2010	Director in the DWS Compliance Department (2016-present), Vice President in the Deutsche Asset Management Compliance Department at Deutsche Bank AG (2013-2016) and Chief Compliance Officer of the Adviser (2010- present); Vice President in Deutsche Bank’s Global Markets Legal, Risk and Capital Division (2010-2012).
Bryan Richards (1978) 345 Park Avenue New York New York 10154	Vice President	Since 2016	Director in DWS (2014-present); Portfolio Manager in the Passive Asset Management Department at Deutsche Bank AG (2011- present); Primary Portfolio Manager for the PowerShares DB Commodity ETFs (2011-2015).
Leslie Lowenbraun (1953) 60 Wall Street New York, New York 10005	Secretary	Since 2016	Vice President in U.S. Retail Passive Legal of DWS (2014-present) and Chief Legal Officer of the Adviser (2017-present); Counsel at Skadden, Arps, Slate, Meagher & Flom LLP (2005-2014).
Amy McDonald (1978) One International Place Boston, Massachusetts 02110	Assistant Secretary	Since 2018	Vice President in U.S. Retail Passive Legal of DWS (2018-present); Vice President, Fidelity Investments Asset Management Compliance (2016-2017); Legal Counsel and Senior Legal Counsel, Fidelity Investments (2010-2016).

Each Trustee serves until his or her successor is duly elected or appointed and qualified. Each officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

The Funds’ SAI includes additional information about the Funds’ Trustees and is available by calling 855-329-3837, or on the Company’s website at www.Xtrackers.com

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DBX ETF Trust

Board Considerations in Approval of Investment Advisory and Sub-Advisory Contracts (Unaudited)

Xtrackers Harvest CSI 300 China A-Shares ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on February 13, 2018, the Trustees, including the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement and Investment Sub-Advisory Agreement with respect to Xtrackers Harvest CSI 300 China A-Shares ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (the “Funds”). The Independent Trustees were advised throughout the review and meetings by K&L Gates LLP (“Independent Trustee Counsel”).

In reaching this decision with respect to the Investment Advisory Agreement, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX Advisors LLC (“DBX” or the “Adviser”) and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Adviser from its relationship with the Funds; (5) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Adviser.

In reaching this decision with respect to the Investment Sub-Advisory Agreement, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the performance of Harvest Global Investments Limited (“Harvest” or “Sub-Adviser”) with respect to its management of the Funds, as well as Harvest’s financial resources and its resulting ability to perform its obligations under the Investment Sub-Advisory Agreement; (3) the total cost of the services provided by Harvest from its relationship with the Funds; (4) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (5) fall out benefits, if any, enjoyed by the Sub-Adviser.

The Board reached a determination, with the assistance of Dechert LLP (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services provided by the Adviser under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Adviser continuously during the prior year, in addition to the information the Adviser had provided in response to the Board’s requests prior to this meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Adviser, including portfolio management.

The Board considered that the Adviser provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Adviser pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Adviser or one of its Deutsche Bank affiliates, except as may otherwise be determined by the Board. The Board also considered that the Adviser arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operation. The Board also considered the role played by the Adviser in working with Harvest to manage the Funds’ portfolios, noting that the Adviser provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds. The Trustees took into consideration that tracking error for each Fund during the year was in an expected range.

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DBX ETF Trust

Board Considerations in Approval of Investment Advisory and Sub-Advisory Contracts (Unaudited) (Continued)

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Adviser under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Adviser, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Adviser, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Adviser in supervising third party service providers to the Funds, such as the administrator and the custodian, noting the Adviser’s extensive work with these service providers (including onsite due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Adviser, which supports the Funds’ compliance program.

Adviser’s Financial Resources.    In connection with the assessment of the ability of the Adviser to perform its duties under the Investment Advisory Agreement, the Board considered the Adviser’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Adviser has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee.    The Board compared each Fund’s advisory fee to that of other pertinent exchange-traded funds (“ETFs”), and noted that each Fund’s fee is competitive with the fees of its respective peer group. The Board agreed that it was familiar with the Adviser’s methodology for selecting each Fund’s peer group and believed that the Funds’ peer groups were appropriate. The Board considered that while each Fund’s advisory fees were higher than certain other ETFs in the Funds’ peer group, many of those other ETFs did not invest directly in A-Shares. The Board considered that the fee for the Funds is a unitary fee pursuant to which the Adviser pays all of the Funds’ costs. The Board also considered that the Funds’ portfolios are managed on a day-to-day basis by the Sub-Adviser, which receives a fee from the Adviser. The Board considered the allocation of responsibilities between the Adviser and Sub-Adviser and noted that the Adviser provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee is reasonable in light of the services provided.

Costs of Services and Profitability.    The Board considered the expenses of the Adviser in developing and rendering services to the Funds and the information provided by the Adviser to the Board regarding the Funds’ profitability. The Board considered that the Adviser had provided extensive information about the Adviser’s profitability and the Adviser’s methodology in determining profitability. While the Adviser had provided information about the Adviser’s expenses relating to marketing the Funds, the Board considered the Adviser’s profitability without accounting for such expenses. The Board determined that only Xtrackers Harvest CSI 300 China A-Shares ETF was profitable as of this time and the Adviser’s profitability with respect to the Fund was not excessive. The Board also noted that since the fee paid by the Adviser to the Sub-Adviser under the Investment Sub-Advisory Agreement contained breakpoints, the Adviser could experience increased profitability as the Funds’ assets increased. The Board considered whether the Adviser would benefit in other ways from its relationships with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Adviser related to the operation of the Funds.

Economies of Scale.    The Board considered that Xtrackers Harvest CSI 300 China A-Shares ETF had attracted a substantial amount of assets (though it had also experienced outflows during the year), but determined that the Fund was not experiencing economies of scale beyond what was reflected in the Fund’s unitary fee, which the Board noted was very competitive. The Board considered that Xtrackers Harvest CSI 300 China A-Shares ETF was not experiencing economies of scale at this time and determined to evaluate the economies of scale on an ongoing basis as a result of asset growth of the Funds.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

The Board considered the following in determining whether to approve the Investment Sub-Advisory Agreement:

Nature, Extent and Quality of Services.    In considering the nature, extent and quality of services that Harvest provides to the Funds, the Board reviewed in detail the nature, extent and quality of services provided by

60

DBX ETF Trust

Board Considerations in Approval of Investment Advisory and Sub-Advisory Contracts (Unaudited) (Continued)

Harvest under the Investment Sub-Advisory Agreement. In doing so, the Board considered the information it had received from the Sub-Adviser continuously during the prior year, in addition to the information the Sub-Adviser had provided in response to the Board’s requests prior to this meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities.

The Board also considered Harvest’s operational capabilities and resources, and its experience in serving as investment sub-adviser to the Funds. The Board considered the professional experience, qualifications and performance of Harvest’s senior management and key professional personnel, as well as Harvest’s depth and breadth of experience in managing investment portfolios consisting of China A-Shares, and their techniques for implementing such strategies while minimizing index tracking error. In addition, the Board considered Harvest’s operational capabilities and resources, and Harvest’s experience in managing index funds covering various asset classes. The Board noted that Harvest manages its index-based portfolios using both full replication and sampling techniques and maintains strict discipline in the implementation of its indexing strategies. To that end, the Board noted that when there are changes to a benchmark index, Harvest closely monitors any such changes to devise strategies to realign its portfolios at the lowest possible cost while tracking the respective benchmark index. The Board also noted Harvest’s processes to minimize the cost of trading.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by Harvest under the Investment Sub-Advisory Agreement are reasonable and appropriate in relation to the fees paid to Harvest, taking special consideration of the fact that the fees paid to Harvest are payable by the Adviser and not the Funds.

Performance of Harvest; Harvest’s Financial Resources.    The Board considered Harvest’s performance in managing the Funds and its ability to minimize tracking error. The Board concluded that, given Harvest’s capabilities and experience in managing the Funds, Harvest had generally been able to keep the Funds’ tracking error within acceptable ranges.

The Board also considered Harvest’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that Harvest has the financial resources necessary to perform its obligations under the Investment Sub-Advisory Agreement.

Reasonableness of Sub-Advisory Fee.    The Board considered that the fee paid to Harvest in respect of the Funds would be paid by the Adviser and not the Funds. The Board considered that the fee for the Funds was a unitary fee pursuant to which the Adviser would pay all of the Funds’ costs, and thus was not directly affected by the amount of the sub-advisory fee paid to Harvest. Based on its review, the Board concluded that the sub-advisory fee was reasonable in light of the services provided.

Costs of Services and Profitability.    The Board considered that the fees paid by the Adviser to Harvest under the Investment Sub-Advisory Agreement contain breakpoints. The Board further considered that specific information about Harvest’s profitability with respect to its services provided to the Funds was not available because Harvest does not calculate the profitability of its sub-advisory services on a per-Fund level. The Board also considered that the overall fees paid by each Fund remained reasonable.

The Board also considered whether Harvest would benefit in other ways from its relationship with the Funds. The Board discussed Harvest’s practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Funds and the brokers’ and dealers’ provision of brokerage services to Harvest. The Board discussed the potential benefits Harvest might derive from the Funds’ soft dollar arrangements, whereby brokers provide brokerage services to the Funds or Harvest in return for allocating fund brokerage.

Economies of Scale.    The Board considered that Xtrackers Harvest CSI 300 China A-Shares ETF had attracted a substantial amount of assets, but determined that the Fund was not experiencing economies of scale beyond what was reflected in the Fund’s unitary fee, which the Board noted was very competitive. The Board considered that Xtrackers Harvest CSI 300 China A-Shares ETF was not experiencing economies of scale at this time and determined to evaluate the economies of scale on an ongoing basis as a result of asset growth of the Funds.

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DBX ETF Trust

Board Considerations in Approval of Investment Advisory and Sub-Advisory Contracts (Unaudited) (Continued)

Given all the information available to it and considering all material factors, the Board concluded that the Investment Sub-Advisory Agreement was fair and reasonable and it was unanimously approved.

Xtrackers MSCI All China Equity ETF and Xtrackers CSI 300 China A-Shares Hedged Equity ETF

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on February 13, 2018, the Trustees, including the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement with respect to Xtrackers MSCI All China Equity ETF and Xtrackers CSI 300 China A-Shares Hedged Equity ETF, (each a “Fund,” and collectively, the “Funds”). The Independent Trustees were advised throughout the review and meetings by K&L Gates LLP (“Independent Trustee Counsel”).

In reaching this decision, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX Advisors LLC (“DBX” or the “Adviser”) and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Adviser from its relationship with the Funds; (5) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Adviser.

The Board reached a determination, with the assistance of Dechert LLP (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services provided by the Adviser under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Adviser continuously during the prior year, in addition to the information the Adviser had provided in response to the Board’s requests prior to this meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Adviser, including portfolio management.

The Board considered that the Adviser provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Adviser pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Adviser or one of its Deutsche Bank affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Adviser arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operations. The Board also considered that in addition to managing the Funds’ portfolios directly, the Adviser provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds. The Trustees took into consideration that tracking error for each Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Adviser under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Adviser, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Adviser, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Adviser in supervising third party service providers to the Funds, such as the administrator and the custodian, noting the Adviser’s extensive work with these service

62

DBX ETF Trust

Board Considerations in Approval of Investment Advisory and Sub-Advisory Contracts (Unaudited) (Continued)

providers (including onsite due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Adviser, which supports the Funds’ compliance program.

Adviser’s Financial Resources.    In connection with the assessment of the ability of the Adviser to perform its duties under the Investment Advisory Agreement, the Board considered the Adviser’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Adviser has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee.    The Board compared each Fund’s advisory fee to that of other pertinent exchange-traded funds (“ETFs”) and noted that each Fund’s fee is competitive with the fees of its respective peer group. The Board agreed that it was familiar with the Adviser’s methodology for selecting each Fund’s peer group and believed that the Funds’ peer groups were appropriate. The Board considered that the fee for each of the Funds is a unitary fee pursuant to which the Adviser pays all of the Fund’s costs. The Board also considered that each Fund’s portfolio is managed on a day-to-day basis by the Adviser and that the Adviser also provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee for each Fund is reasonable in light of the services provided.

Costs of Services and Profitability.    The Board considered the expenses of the Adviser in developing and rendering services provided to the Funds and the information provided by the Adviser to the Board regarding the Funds’ profitability. The Board considered that the Adviser had provided extensive information about the Adviser’s profitability and the Adviser’s methodology in determining profitability. While the Adviser had provided information about the Adviser’s expenses relating to marketing the Funds, the Board considered the Adviser’s profitability without accounting for such expenses. The Board determined that, although only some of the Funds were profitable as of this time, the Adviser’s profitability with respect to each profitable Fund was not excessive. The Board considered whether the Adviser would benefit in other ways from its relationships with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Adviser related to the operation of the Funds.

Economies of Scale.    The Board considered that certain Funds had attracted a substantial amount of assets, but determined that those Funds were not experiencing economies of scale beyond what was reflected in each Fund’s unitary fee, which the Board noted was very competitive. The Board considered that the other Funds were not experiencing economies of scale at this time and determined to revisit this matter after the Funds had attracted more assets.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

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DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the Net Asset Value of the Fund can be found at www.Xtrackers.com.

Tax Information

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum allowable for its

Qualified Dividend Income*
Xtrackers CSI 300 China A-Shares Hedged Equity ETF	17%
Xtrackers Harvest CSI 300 China A-Shares ETF	100%
Xtrackers MSCI All China Equity ETF	22%

* The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Each Fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

	Gross Foreign Income	Foreign Taxes Paid
Xtrackers Harvest CSI 300 China A-Shares ETF	$9,497,075	$981,996
Xtrackers MSCI All China Equity ETF	184,807	12,071

64

DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax adviser, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.Xtrackers.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

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DBX ETF Trust

This report is intended for the shareholders of DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Special risks associated with investments in Chinese companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards the nature and extent of intervention by the Chinese government in the Chinese securities markets, and the potential unavailability of A shares. Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in A-shares could result in unexpected tax liabilities for the Funds which may reduce Fund returns. Any reduction or elimination of access to A-shares will have a material adverse effect on the ability of the Funds to achieve its investment objective. The Xtrackers CSI 300 China A-Shares Hedged Equity ETF use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency vs. the U.S. dollar. The Xtrackers CSI 300 China A-Shares Hedged Equity ETF aims to hedge the currency exposure by entering into forward transactions linked to the CNH/USD exchange rate. The equity shares included in the CSI 300 index may be valued using the CNY/USD exchange rate. The difference between the CNH/ USD and CNH/USD exchange rates may lead to tracking errors in the fund. Performance of the Funds may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in these Funds should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Funds. Please read the prospectus for more information.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the New York Stock Exchange. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

The CSI Indexes are calculated by China Securities Index Co., Ltd. (CSI). CSI does not make any warranties, express or implied, to its customers or any other party regarding the accuracy or completeness of any data related to the Index. All information is provided for information purposes only. CSI accepts no liability for any errors or any loss arising from the use of information it provides.

The Funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such Funds or securities or any index on which such Funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with DBX and any related funds.

Copyright © 2018 DWS Group. All rights reserved. XtrackersTM is a trademark of Deutsche Asset Management International GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 345 Park Ave. New York, NY 10154	Investment sub-advisor Harvest Global Investments Limited 31/F, One Exchange Square 8 Connaught Place Central, Hong Kong	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 101 Barclay Street New York, NY 10286

Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1100 Denver, CO 80203	Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-35360-5 (7/18) DBX003439 (7/19)

May 31, 2018

Annual Report

DBX ETF Trust

Xtrackers Eurozone Equity ETF (EURZ)

Xtrackers Germany Equity ETF (GRMY)

Xtrackers Japan JPX-Nikkei 400 Equity ETF (JPN)

Xtrackers MSCI EAFE Small Cap Hedged Equity ETF (DBES)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this annual report for the period ended May 31, 2018.

You may have noticed a new logo appearing on the cover of this report. As of March 23, 2018, Deutsche Asset Management has adopted its existing European brand, DWS, globally. As we have consolidated several businesses over the last few years, each of which has grown up relatively independently, the time has now come to be united under a single brand that reflects our global identity and the full breadth of capabilities we offer to our clients.

The DWS brand — Deutsche Gesellschaft für Wertpapiersparen — draws on our roots in the German market, going back over 60 years. It was established in Hamburg in 1956 with a singular objective: to assist private investors in building wealth and managing risk. We have been fulfilling that promise for generations. Today, the DWS name is synonymous with the values that we have continuously lived up to, and those that will remain central to our future success: Excellence, Entrepreneurship, Sustainability and Integrity. It is therefore a name that we are proud to adopt and build upon as our brand here in the Americas.

Neither our product names nor the names of DBX ETF Trust and DBX Advisors LLC will change as part of this re-branding.

In connection with this change, our Americas web site has recently been redesigned with a new address: DWS.com. However, for your convenience, the Xtrackers.com address will remain live and will continue to automatically direct you to the new ETF site. Please visit us online to find the most current insights from our CIO, economists and investment specialists.

The global economy has remained robust and grown in a synchronized manner across regions and economies, albeit at a slower pace. In the U.S., growth has continued to remain above potential, aided by the recent tax cuts and increased fiscal spending. Strong corporate earnings and record share buybacks have proven the resilience of the U.S. economy, as investors have shrugged off uncertainty surrounding trade sanctions. On the other hand, the Eurozone has lost its momentum from last year, but growth in the region remains strong and above trend on improving labor numbers. Japan’s economy has also lost steam after posting gains for the past nine quarters. However, growth in emerging markets has continued to accelerate, despite headwinds from rising interest rates, and geopolitical risks.

After witnessing robust growth in 2017, the Eurozone’s cyclical momentum has slowed due to harsh weather conditions, the influenza outbreak, and rising oil prices. Nevertheless, the Eurozone economy continues to grow at an above-potential rate, supported by continued easy financial conditions, solid income growth, and increasing capital expenditure and business confidence. Consequently, the European Central Bank (ECB) has outlined its intention to end its quantitative easing1 (QE) program later this year, contingent on further economic strength. The Eurozone has weathered its share of political crises, with Italy sending brief shockwaves across markets as two right-wing populist parties came together to form a government and nominated a euro critic as its finance minister. However, Italy’s President Sergio Mattarella rejected the nomination and has set the stage for an election later in the year. Spain’s Prime Minister Mariano Rajoy lost the no-confidence vote, as many of his party members were convicted of corruption.

Geopolitics, however, had a minimal impact on the German economy, as its foundation of capital goods manufacturing remained strong with the upswing in the global economy. High capacity utilization and low interest rates have spurred overall investment. Improved labor conditions and rising immigration have boosted housing demand and investment. Concerns of rising protectionism in trade and investment could hurt exports. However, strong domestic demand, fueled by immigration, should contribute to overall growth.

Japan’s growth momentum also slowed in the past quarter, as private consumption declined on account of bad weather and weak wage growth. Consumer sentiment fell, despite

1

tightening labor-market conditions. This was due to weak wage growth and a decline in real wages, following rising headline inflation led by food and energy prices. However, the economy is starting to improve, and the Bank of Japan continues to maintain its stand of loose monetary policy until it achieves the 2% inflation target.

The global macroeconomic view remains positive on expectations of robust growth, as output gaps are closed and growth returns to its long-term trend. Major central banks are on course to exit their accommodative monetary policies, with the U.S. Federal Reserve Board expected to continue with its rate hikes, the ECB to end its QE program this year, and the Bank of England to hike rates this year. An escalation of trade wars, rising oil prices, and geopolitical risks could add to overall volatility in the near term, but we expect global economic growth to remain above trend. In view of the recent strengthening of the U.S. dollar, our currency-hedged strategy plays a significant role in managing investments in international equities.

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1 Quantitative easing is an unconventional monetary policy tool, in which a central bank conducts broad-based asset purchases.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

2

DBX ETF Trust

Management’s Discussion of Fund Performance (Unaudited)

Xtrackers Eurozone Equity ETF

Xtrackers Eurozone Equity ETF (EURZ) seeks investment results that correspond generally to the performance, before fees and expenses, of the NASDAQ Eurozone Large Mid Cap Index (EURZ Index). The EURZ Index is designed to track the performance of equity securities of large- and mid-capitalization companies based in the countries in the Economic and Monetary Union (the “EMU” or “Eurozone”) of the European Union (“EU”). For the 12-month period ended May 31, 2018, EURZ shares returned 0.22%. The Fund’s performance reflects the result of the current strategy and the strategy in place prior to October 27, 2017, when the Xtrackers MSCI Southern Europe Hedged Equity ETF’s name changed to Xtrackers Eurozone Equity ETF and the Fund’s ticker symbol changed to EURZ. At that time, the Underlying Index replaced the MSCI Southern Europe US Dollar Hedged Index which is designed to track the performance of the Italian, Portuguese and Spanish equity markets, while mitigating exposure to fluctuations between the value of the U.S. dollar and the euro. The former index returned -1.23% in the 12-month period; the latter returned 0.24%.

A majority of the sectors contributed positively to performance during the period with the greatest contributions coming from Energy, Information Technology and Consumer Discretionary. Telecommunications Services, Consumer Staples and Health Care contributed negatively to the performance. From a geographical perspective, Italy, Netherlands and France were the major positive contributors, while Spain, Germany and Belgium contributed negatively to performance. The Fund entered into forward foreign currency contracts during the period prior to October 27, 2017, to hedge against changes in the value of the U.S. dollar against the euro. The currency hedging strategy contributed negatively to performance.

Xtrackers Germany Equity ETF

Xtrackers Germany Equity ETF (GRMY) seeks investment results that correspond generally to the performance, before fees and expenses, of the NASDAQ Germany Large Mid Cap Index (GRMY Index). The GRMY Index is designed to track the performance of German large- and mid-capitalization equity market. For the 12-month period ended May 31, 2018, GRMY shares returned 4.79%. The Fund’s performance reflects the result of the current strategy and the strategy in place prior to October 27, 2017, when the Xtrackers MSCI Italy Hedged Equity ETF’s name changed to Xtrackers Germany Equity ETF and the Fund’s ticker symbol changed to EURZ. At that time, the Underlying Index replaced the MSCI Italy 25/50 US Dollar Hedged Index which is designed to track the performance of the Italian equity market, while mitigating exposure to fluctuations between the value of the U.S. dollar and the euro. The former index returned 8.76% in the 12-month period; the latter returned 4.96%.

Financials, Consumer Discretionary and Utilities were the major positive contributors, while Telecommunications Services, Materials and Consumer Staples detracted most from the performance. From a geographical perspective, Italy contributed positively to the performance while Germany contributed negatively to the performance. The Fund entered into forward foreign currency contracts during the period prior to October 27, 2017, to hedge against changes in the value of the U.S. dollar against the euro. The currency hedging strategy contributed negatively to performance.

Xtrackers Japan JPX-Nikkei 400 Equity ETF

Xtrackers Japan JPX-Nikkei 400 Equity ETF (JPN) seeks investment results that correspond generally to the performance, before fees and expenses, of the JPX-Nikkei 400 Net Total Return Index (the JPN Index). The JPN Index is designed to track the performance of equity securities of issuers who are primarily listed on the JASDAQ Stock Exchange (JASDAQ) or the following sections of the Tokyo Stock Exchange (TSE): the first section (for large companies), the second section (for middle-sized companies), and the “Mothers” (for high growth and emerging stocks). For the 12-month period ended May 31, 2018, JPN shares returned 14.21%, compared to the JPN Index return of 14.57%.

A majority of the sectors contributed positively to performance during the period with the greatest contribution coming from Industrials, Consumer Discretionary and Information Technology. The Telecommunication Services was the only negative contributor to performance.

3

DBX ETF Trust

Management’s Discussion of Fund Performance (Unaudited) (Continued)

Xtrackers MSCI EAFE Small Cap Hedged Equity ETF

Xtrackers MSCI EAFE Small Cap Hedged Equity ETF (DBES) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE Small Cap US Dollar Hedged Index (the DBES Index). The DBES Index is designed to provide exposure to small cap equity securities in developed stock markets outside of the Americas, while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the DBES Index. For the 12-month period ended May 31, 2018, DBES shares returned 13.67%, compared to the DBES Index return of 14.01%.

All sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Industrials and Materials. From a geographical perspective, Japan, United Kingdom and Germany were the major positive contributors, while China, Georgia and Malaysia contributed negatively to performance. The Fund entered into forward foreign currency contracts during the period to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. The currency hedging strategy contributed negatively to performance.

On May 16, 2018, the Board of Trustees of DBX ETF Trust unanimously voted to close and liquidate DBES. When a fund commences the liquidation of its portfolio securities, the fund may hold cash and securities that may not be consistent with the Liquidating Fund’s investment objective and strategy. After the close of business on May 31, 2018, DBES no longer accepted creation orders and the final day of trading on the exchange was May 31, 2018. Proceeds of the liquidation were sent to shareholders on June 12, 2018.

*************************

Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance data visit www.Xtrackers.com. Returns assume that dividends and capital gains distributions have been reinvested. See pages 6-13 of this report for additional performance information, including performance data based on market value.

The views expressed in this report reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Current and future portfolio holdings are subject to risk.

4

This Page is Intentionally Left Blank

5

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Eurozone Equity ETF (EURZ)

The Xtrackers Eurozone Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of NASDAQ Eurozone Large Mid Cap Index (the “Underlying Index”). The Underlying Index is designed to track the performance of equity securities of large- and mid-capitalization companies based in the countries in the Economic and Monetary Union of the European Union that have adopted the euro as their common currency and sole legal tender. The MSCI ACWI ex USA Index is designed to provide exposure to equity securities in developed and emerging stock markets (excluding the United States). Prior to October 27, 2017 the Fund sought investment results that corresponded generally to the performance, before fees and expenses, of the MSCI Southern Europe US Dollar Hedged Index. On October 27, 2017, Xtrackers MSCI Southern Europe Hedged Equity ETF’s name changed to Xtrackers Eurozone Equity ETF and the Fund’s ticker symbol changed to EURZ. At that time, the Underlying Index replaced the MSCI Southern Europe US Dollar Hedged Index which is designed to track the performance of the Italian, Portuguese and Spanish equity markets, while mitigating exposure to fluctuations between the value of the U.S. dollar and the euro. It is not possible to invest directly into an index.

Performance as of 5/31/18

Average Annual Total Return
	Net Asset Value	Market Value	NASDAQ Eurozone Large Mid Cap Index	MSCI ACWI ex USA Index	MSCI Southern Europe US Dollar Hedged Index	MSCI Southern Europe Net Return USD Index
One Year	0.22%	0.65%	0.24%	9.67%	-1.23%	-0.10%
Since Inception[1]	0.42%	0.71%	0.65%	7.44%	0.12%	0.34%

Cumulative Total Returns
	Net Asset Value	Market Value	NASDAQ Eurozone Large Mid Cap Index	MSCI ACWI ex USA Index	MSCI Southern Europe US Dollar Hedged Index	MSCI Southern Europe Net Return USD Index
One Year	0.22%	0.65%	0.24%	9.67%	-1.23%	-0.10%
Since Inception[1]	1.17%	1.98%	1.82%	22.12%	0.33%	0.96%

1 Total returns are calculated based on the commencement of operations, 8/19/15 (“Inception”).

Prior to 10/27/17, the Fund was known as Xtrackers MSCI Southern Europe Hedged Equity ETF (DBSE) and had a different investment strategy. Past performance may have been different if the Fund’s current investment strategy had been in effect.

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 27, 2017, as supplemented November 1, 2017 and February 20, 2018, was 0.09%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

6

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Eurozone Equity ETF (EURZ) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 8/19/15.

Sector Diversification* as of 5/31/18

Financials	18.3%
Industrials	15.9%
Consumer Discretionary	14.3%
Consumer Staples	10.2%
Information Technology	8.4%
Materials	8.0%
Health Care	7.9%
Energy	6.0%
Utilities	5.2%
Telecommunication Services	3.7%
Real Estate	2.1%

Total	100.0%

Ten Largest Equity Holdings as of 5/31/18 (20.4% of Net Assets)

Description	% of Net Assets
TOTAL SA (France)	3.2%
Siemens AG (Germany)	2.1%
SAP SE (Germany)	2.0%
Unilever NV (United Kingdom)	2.0%
LVMH Moet Hennessy Louis Vuitton SE (France)	2.0%
Bayer AG (Germany)	1.9%
Allianz SE (Germany)	1.8%
Anheuser-Busch InBev SA/NV (Belgium)	1.8%
ASML Holding NV (Netherlands)	1.8%
BASF SE (Germany)	1.8%

Country Diversification* as of 5/31/18

France	32.9%
Germany	27.9%
Spain	9.8%
Netherlands	8.2%
Italy	6.7%
Belgium	3.8%
Finland	3.4%
United Kingdom	2.5%
Ireland	2.0%
Other	2.8%

Total	100.0%

* As a percent of total investments excluding exchange-traded fund and securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 15.

7

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Germany Equity ETF (GRMY)

The Xtrackers Germany Equity ETF ( the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the NASDAQ Germany Large Mid Cap Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the German large- and mid-capitalization equity market. The MSCI ACWI ex USA Index is designed to provide exposure to equity securities in developed and emerging stock markets (excluding the United States). Prior to October 27, 2017, the Fund sought investment results that corresponded generally to the performance, before the Fund’s fees and expenses, of the MSCI Italy 25/50 US Dollar Hedged Index. On October 27, 2017, Xtrackers MSCI Italy Hedged Equity ETF’s name changed to Xtrackers Germany Equity ETF and the Fund’s ticker symbol changed to GRMY. At that time, the Underlying Index replaced the MSCI Italy 25/50 US Dollar Hedged Index which is designed to track the performance of the Italian equity market, while mitigating exposure to fluctuations between the value of the U.S. dollar and the euro. It is not possible to invest directly into an index.

Performance as of 5/31/18

Average Annual Total Return
	Net Asset Value	Market Value	NASDAQ Germany Large Mid Cap Index	MSCI ACWI ex USA Index	MSCI Italy 25/50 US Dollar Hedged Index	MSCl Italy 25/50 USD NETR Index
One Year	4.79%	5.19%	4.96%	9.67%	8.76%	9.87%
Since Inception[1]	-0.46%	-0.24%	-0.37%	7.44%	0.91%	1.17%

Cumulative Total Returns
	Net Asset Value	Market Value	NASDAQ Germany Large Mid Cap Index	MSCI ACWI ex USA Index	MSCI Italy 25/50 US Dollar Hedged Index	MSCl Italy 25/50 USD NETR Index
One Year	4.79%	5.19%	4.96%	9.67%	8.76%	9.87%
Since Inception[1]	-1.27%	-0.67%	-1.02%	22.12%	2.57%	3.30%

1 Total returns are calculated based on the commencement of operations, 8/19/15 (“Inception”).

Prior to 10/27/17, the Fund was known as Xtrackers MSCI Italy Hedged Equity ETF (DBIT) and had a different investment strategy. Past performance may have been different if the Fund’s current investment strategy had been in effect.

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 27, 2017, as supplemented November 1, 2017 and February 20, 2018, was 0.09%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

8

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Germany Equity ETF (GRMY) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 8/19/15.

Sector Diversification* as of 5/31/18

Consumer Discretionary	21.3%
Industrials	15.4%
Financials	13.6%
Health Care	12.7%
Information Technology	11.9%
Materials	11.1%
Telecommunication Services	4.2%
Consumer Staples	3.7%
Real Estate	3.3%
Utilities	2.8%

Total	100.0%

Ten Largest Equity Holdings as of 5/31/18 (53.9% of Net Assets)

Description	% of Net Assets
Siemens AG	7.3%
SAP SE	7.3%
Bayer AG	6.9%
Allianz SE	6.4%
BASF SE	6.3%
Volkswagen AG	5.2%
Daimler AG	5.1%
Deutsche Telekom AG	3.8%
adidas AG	2.9%
Bayerische Motoren Werke AG	2.7%

* As a percent of total investments excluding exchange-traded fund.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 20.

9

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Japan JPX-Nikkei 400 Equity ETF (JPN)

The Xtrackers Japan JPX-Nikkei 400 Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the JPX-Nikkei 400 Net Total Return Index (the “Underlying Index”). The Underlying Index is designed to track the performance of equity securities of issuers who are primarily listed on the JASDAQ Stock Exchange (“JASDAQ”) or the following sections of the Tokyo Stock Exchange (“TSE”): the first section (for large companies), the second section (for middle-sized companies) and the “Mothers” (for high-growth and emerging stocks). The MSCI ACWI ex USA Index is designed to provide exposure to equity securities in developed and emerging stock markets (excluding the United States). It is not possible to invest directly into an index.

Performance as of 5/31/18

Average Annual Total Return
	Net Asset Value	Market Value	JPX-Nikkei 400 Net Total Return Index	MSCI ACWI ex USA Index
One Year	14.21%	13.67%	14.57%	9.67%
Since Inception[1]	7.05%	6.84%	7.27%	4.60%

Cumulative Total Returns
	Net Asset Value	Market Value	JPX-Nikkei 400 Net Total Return Index	MSCI ACWI ex USA Index
One Year	14.21%	13.67%	14.57%	9.67%
Since Inception[1]	22.16%	21.48%	22.92%	14.14%

1 Total returns are calculated based on the commencement of operations, 6/24/15 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 2, 2017, as supplemented February 20, 2018, was 0.09%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

10

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Japan JPX-Nikkei 400 Equity ETF (JPN) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 6/24/15.

Sector Diversification* as of 5/31/18

Industrials	22.9%
Consumer Discretionary	17.8%
Financials	11.7%
Information Technology	11.5%
Consumer Staples	10.2%
Health Care	8.3%
Materials	6.9%
Telecommunication Services	4.8%
Real Estate	3.9%
Utilities	1.7%
Energy	0.3%

Total	100.0%

Ten Largest Equity Holdings as of 5/31/18 (14.2% of Net Assets)

Description	% of Net Assets
Keyence Corp.	1.7%
Toyota Motor Corp.	1.7%
Sony Corp.	1.6%
Honda Motor Co. Ltd.	1.6%
Sumitomo Mitsui Financial Group, Inc.	1.4%
Mizuho Financial Group, Inc.	1.3%
KDDI Corp.	1.3%
Nippon Telegraph & Telephone Corp.	1.2%
SoftBank Group Corp.	1.2%
FANUC Corp.	1.2%

* As a percent of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 22.

11

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI EAFE Small Cap Hedged Equity ETF (DBES)

The Xtrackers MSCI EAFE Small Cap Hedged Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE Small Cap US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to small cap equity securities in developed stock markets outside of the Americas, while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. It is not possible to invest directly into an index.

Performance as of 5/31/18

Average Annual Total Return
	Net Asset Value	Market Value	MSCl EAFE Small Cap US Dollar Hedged Index	MSCI EAFE Small Cap Net Return US Index
One Year	13.67%	12.42%	14.01%	14.65%
Since Inception[1]	10.77%	10.57%	11.57%	11.43%

Cumulative Total Returns
	Net Asset Value	Market Value	MSCl EAFE Small Cap US Dollar Hedged Index	MSCI EAFE Small Cap Net Return US Index
One Year	13.67%	12.42%	14.01%	14.65%
Since Inception[1]	32.98%	32.32%	35.67%	35.20%

1 Total returns are calculated based on the commencement of operations, 08/19/15 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 2, 2017, was 0.45%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

12

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI EAFE Small Cap Hedged Equity ETF (DBES) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 8/19/15.

For more complete details about the Fund’s investment portfolio see page 27.

13

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. In the most recent six-month period Xtrackers Eurozone Equity ETF, Xtrackers Germany Equity ETF and Xtrackers Japan JPX-Nikkei 400 Equity ETF limited these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the table are based on an investment of $1,000 invested at the beginning of the six month period and held for the entire period (December 1, 2017 to May 31, 2018).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers Eurozone Equity ETF
Actual	$1,000.00	$968.10	0.12%	$0.59
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	0.12%	$0.60
Xtrackers Germany Equity ETF
Actual	$1,000.00	$922.00	0.12%	$0.57
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	0.12%	$0.60
Xtrackers Japan JPX-Nikkei 400 Equity ETF
Actual	$1,000.00	$975.10	0.11%	$0.54
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	0.11%	$0.55
Xtrackers MSCI EAFE Small Cap Hedged Equity ETF
Actual	$1,000.00	$1,045.90	0.45%	$2.30
Hypothetical (5% return before expenses)	$1,000.00	$1,022.69	0.45%	$2.27

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 365.

14

DBX ETF Trust

Schedule of Investments

Xtrackers Eurozone Equity ETF

May 31, 2018

	Number of Shares	Value
COMMON STOCKS — 97.4%
Austria — 0.8%
ANDRITZ AG	33	$1,645
Erste Group Bank AG*	132	5,498
OMV AG	73	4,193
Raiffeisen Bank International AG*	68	2,150
Strabag SE	11	461
Telekom Austria AG*	50	442
UNIQA Insurance Group AG	61	720
Verbund AG	22	714
Vienna Insurance Group AG Wiener Versicherung Gruppe	24	689
voestalpine AG	62	3,326

		19,838

Belgium — 3.8%
Ackermans & van Haaren NV	17	2,897
Ageas	100	5,066
Anheuser-Busch InBev SA/NV	448	41,951
bpost SA	50	884
Colruyt SA	36	1,911
Groupe Bruxelles Lambert SA	41	4,342
KBC Ancora	18	1,008
KBC Group NV	141	10,896
Melexis NV	7	701
Proximus SADP	78	2,086
Sofina SA	8	1,346
Solvay SA	37	4,967
Telenet Group Holding NV*	25	1,262
UCB SA	57	4,491
Umicore SA	104	5,876

		89,684

Finland — 3.4%
Elisa OYJ	72	3,215
Fortum OYJ	220	5,164
Huhtamaki OYJ	48	1,956
Kesko OYJ, Class B	34	1,989
Kone OYJ, Class B	186	9,195
Konecranes OYJ	35	1,462
Metso OYJ	65	2,248
Neste OYJ	65	5,282
Nokia OYJ (a)	2,771	15,979
Nokian Renkaat OYJ	63	2,442
Orion OYJ, Class B	52	1,535
Sampo OYJ, Class A	210	10,315
Stora Enso OYJ, Class R	292	5,967
UPM-Kymmene OYJ	263	9,643
Wartsila OYJ Abp	209	4,412

		80,804

France — 32.7%
Accor SA	103	5,628
Aeroports de Paris	16	3,337
Air France-KLM*	125	994
Air Liquide SA	200	24,607
Airbus SE	282	32,032
Alstom SA	80	3,782

	Number of Shares	Value
France (Continued)
Altarea SCA REIT	2	$475
Arkema SA	30	3,651
Atos SE	47	6,375
AXA SA	967	24,071
BioMerieux	22	1,934
BNP Paribas SA (a)	547	33,879
Bollore SA	457	2,247
Bouygues SA	113	5,215
Bureau Veritas SA	134	3,318
Capgemini SE*	79	10,388
Carrefour SA	294	5,294
Casino Guichard Perrachon SA (a)	25	1,080
Cie de Saint-Gobain	241	12,062
Cie Generale des Etablissements Michelin	88	11,371
Cie Plastic Omnium SA	32	1,476
CNP Assurances	80	1,870
Credit Agricole SA	602	8,250
Danone SA	336	25,647
Dassault Systemes SE (a)	73	10,238
Edenred	95	3,042
Eiffage SA	39	4,389
Electricite de France SA (a)	245	3,260
Elior Group SA, 144A	53	881
Elis SA	82	1,768
Engie SA	921	14,551
Essilor International SA	96	13,100
Eurazeo SA	24	1,877
Eutelsat Communications SA	69	1,323
Faurecia SA	38	3,216
Fonciere Des Regions REIT	21	2,188
Gecina SA REIT	23	3,973
Getlink	230	3,112
Hermes International	15	10,660
ICADE REIT	16	1,485
Iliad SA	14	2,369
Imerys SA	16	1,361
Ingenico Group SA	27	2,156
Ipsen SA	18	2,852
JCDecaux SA (a)	37	1,150
Kering	37	21,150
Klepierre SA REIT	105	4,084
Lagardere SCA	53	1,429
Legrand SA	124	9,342
L’Oreal SA	123	29,520
LVMH Moet Hennessy Louis Vuitton SE	134	46,464
Natixis SA	460	3,328
Orange SA	958	16,467
Orpea	23	3,015
Pernod Ricard SA	90	15,097
Peugeot SA	338	7,869
Publicis Groupe SA	106	7,367
Remy Cointreau SA	10	1,479
Renault SA	102	9,838
Rexel SA	129	1,895
Rubis SCA	46	3,240
Safran SA	167	19,913
Sanofi	534	40,910

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Xtrackers Eurozone Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
France (Continued)
Sartorius Stedim Biotech	12	$1,188
Schneider Electric SE	283	24,373
SCOR SE	90	3,318
SEB SA	12	2,164
Societe BIC SA	14	1,360
Societe Generale SA	333	14,326
Sodexo SA	46	4,458
Sopra Steria Group	7	1,393
SPIE SA	58	1,112
Suez	211	2,901
Teleperformance	28	4,419
Thales SA	52	6,610
TOTAL SA	1,261	76,616
Ubisoft Entertainment SA*	28	3,027
Unibail-Rodamco SE REIT	47	10,564
Valeo SA*	106	6,721
Veolia Environnement SA	263	5,962
Vinci SA	265	25,897
Vivendi SA	507	12,736
Wendel SA	15	1,979

		771,465

Germany — 25.9%
adidas AG	84	18,983
Allianz SE	207	42,619
Aurubis AG	17	1,378
Axel Springer SE	27	1,957
BASF SE	425	41,797
Bayer AG	385	45,777
Bayerische Motoren Werke AG	157	15,647
Bechtle AG	8	704
Beiersdorf AG	60	6,882
Brenntag AG	69	3,974
Carl Zeiss Meditec AG	18	1,243
CECONOMY AG	82	802
Commerzbank AG*	518	5,287
Continental AG	53	13,431
CTS Eventim AG & Co. KGaA	27	1,302
Daimler AG	464	33,408
Deutsche Bank AG (b)	854	9,128
Deutsche Boerse AG	85	11,351
Deutsche Lufthansa AG	238	6,459
Deutsche Post AG	443	16,791
Deutsche Telekom AG	1,625	25,077
Deutsche Wohnen SE	166	7,776
DMG Mori AG	9	524
Duerr AG	13	1,304
E.ON SE	1,015	10,749
Evonik Industries AG	75	2,625
Fielmann AG	13	1,030
Fraport AG Frankfurt Airport Services Worldwide	19	1,775
Freenet AG	58	1,662
Fresenius Medical Care AG & Co. KGaA	95	9,473
Fresenius SE & Co. KGaA	192	14,738
FUCHS PETROLUB SE	17	853
GEA Group AG	81	2,978

	Number of Shares	Value
Germany (Continued)
GRENKE AG	13	$1,468
Hannover Rueck SE	31	3,908
HeidelbergCement AG	74	6,548
Hella GmbH & Co KGaA	23	1,444
Henkel AG & Co. KGaA	51	5,742
HOCHTIEF AG	8	1,468
HUGO BOSS AG	31	2,782
Infineon Technologies AG	497	13,628
Innogy SE, 144A	65	2,740
K+S AG	97	2,593
KION Group AG	34	2,760
Krones AG	8	1,028
LANXESS AG	40	3,160
LEG Immobilien AG	32	3,502
MAN SE	17	1,847
Merck KGaA	60	6,117
MTU Aero Engines AG	21	3,964
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	71	14,611
Nemetschek SE	8	969
OSRAM Licht AG	45	2,652
ProSiebenSat.1 Media SE	91	2,674
Rational AG	2	1,249
Rheinmetall AG	21	2,674
RWE AG	235	5,320
SAP SE	428	48,132
Siemens AG	372	48,417
Sixt SE	7	887
Software AG	27	1,288
Stroeer SE & Co. KGaA	10	641
Suedzucker AG	27	483
Symrise AG	54	4,378
Talanx AG	27	1,039
Telefonica Deutschland Holding AG	315	1,330
thyssenkrupp AG	242	6,376
United Internet AG	62	3,952
Volkswagen AG	93	17,272
Vonovia SE	200	9,422
Wacker Chemie AG	9	1,460
Wirecard AG	58	8,947
Zalando SE, 144A*	64	3,403

		611,759

Greece — 0.2%
Alpha Bank AE*	640	1,368
Hellenic Telecommunications Organization SA	124	1,484
National Bank of Greece SA*	2,487	782
OPAP SA	109	1,170

		4,804

Ireland — 2.0%
Bank of Ireland Group PLC	425	3,507
CRH PLC	421	15,529
Glanbia PLC	91	1,683
Kerry Group PLC, Class A	75	7,892
Kingspan Group PLC	70	3,236

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Xtrackers Eurozone Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
Ireland (Continued)
Ryanair Holdings PLC, ADR*	90	$10,432
Smurfit Kappa Group PLC	111	4,587

		46,866

Italy — 6.7%
A2A SpA	792	1,342
ACEA SpA	22	343
Amplifon SpA	23	414
Assicurazioni Generali SpA (a)	669	11,362
Atlantia SpA	238	6,887
Banca Generali SpA	29	704
Banca Mediolanum SpA	226	1,595
Banca Monte dei Paschi di Siena SpA*	182	569
Banco BPM SpA*	765	1,982
Brembo SpA	77	1,100
Buzzi Unicem SpA (a)	36	868
Buzzi Unicem SpA-RSP	18	233
Davide Campari-Milano SpA	280	2,089
De’ Longhi SpA	30	848
DiaSorin SpA	13	1,253
Enel SpA	3,552	19,500
Eni SpA	1,282	23,181
FinecoBank Banca Fineco SpA	199	1,987
Hera SpA	461	1,427
Infrastrutture Wireless Italiane SpA, 144A	140	1,022
Interpump Group SpA	46	1,440
Intesa Sanpaolo SpA	6,633	19,469
Intesa Sanpaolo SpA-RSP	484	1,455
Iren SpA	249	617
Italgas SpA	210	1,093
Leonardo SpA	198	2,016
Mediaset SpA*	166	552
Mediobanca SpA	382	3,598
Moncler SpA	82	3,759
Poste Italiane SpA, 144A	231	1,975
Prysmian SpA	124	3,445
Recordati SpA	51	1,887
Saipem SpA*	290	1,236
Salvatore Ferragamo SpA	16	461
Snam SpA	1,134	4,644
Societa Iniziative Autostradali e Servizi SpA	34	549
Telecom Italia SpA*	5,842	4,686
Telecom Italia SpA-RSP	3,049	2,132
Terna Rete Elettrica Nazionale SpA	713	3,771
UniCredit SpA	1,000	16,499
Unione di Banche Italiane SpA	514	1,937
Unipol Gruppo SpA	213	906
UnipolSai Assicurazioni SpA (a)	409	899

		157,732

Luxembourg — 0.8%
APERAM SA	24	1,111
ArcelorMittal	317	10,250
Eurofins Scientific SE	5	2,565
Grand City Properties SA	55	1,348
Tenaris SA	238	4,264

		19,538

	Number of Shares	Value
Netherlands — 8.0%
Aalberts Industries NV	31	$1,515
ABN AMRO Group NV, 144A (a)	204	5,291
Aegon NV	1,031	6,410
Akzo Nobel NV	129	11,309
Altice NV, Class A*(a)	502	1,776
Altice NV, Class B*	45	158
ASM International NV (a)	31	1,803
ASML Holding NV	214	41,817
BE Semiconductor Industries NV	44	1,477
Boskalis Westminster	39	1,076
Euronext NV, 144A	35	2,223
GrandVision NV, 144A	26	613
Heineken Holding NV	48	4,667
Heineken NV	118	11,796
ING Groep NV	1,948	28,328
Koninklijke Ahold Delhaize NV	497	11,402
Koninklijke DSM NV	78	7,756
Koninklijke KPN NV	1,599	4,343
Koninklijke Philips NV	473	19,336
Koninklijke Vopak NV	34	1,667
NN Group NV	151	6,479
OCI NV*(a)	36	986
QIAGEN NV*	106	3,843
Randstad NV	59	3,517
SBM Offshore NV	88	1,389
Wolters Kluwer NV	128	7,178

		188,155

Portugal — 0.6%
Banco Comercial Portugues SA, Class R*	4,569	1,340
EDP — Energias de Portugal SA	1,223	4,783
Galp Energia SGPS SA	228	4,230
Jeronimo Martins SGPS SA	159	2,496
Navigator Co. SA	65	405

		13,254

Spain — 9.7%
Abertis Infraestructuras SA	380	8,144
Acciona SA	13	981
Acerinox SA	83	1,116
ACS Actividades de Construccion y Servicios SA	135	5,596
Aena SME SA, 144A	37	7,096
Amadeus IT Group SA	216	17,120
Banco Bilbao Vizcaya Argentaria SA	3,136	21,375
Banco de Sabadell SA	2,931	4,920
Banco Santander SA	7,539	40,481
Bankia SA	553	2,095
Bankinter SA	312	3,002
CaixaBank SA	1,809	7,678
Cellnex Telecom SA, 144A	70	1,774
CIE Automotive SA	25	950
Ebro Foods SA	24	583
Enagas SA	113	3,009
Endesa SA	158	3,476
Ferrovial SA	241	4,903
Ferrovial SA*	241	81

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers Eurozone Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
Spain (Continued)
Fomento de Construcciones y Contratas SA*	69	$855
Gas Natural SDG SA	178	4,361
Grifols SA	147	4,324
Grupo Catalana Occidente SA	23	1,015
Iberdrola SA	2,988	21,179
Industria de Diseno Textil SA	561	17,688
Inmobiliaria Colonial Socimi SA REIT	121	1,284
Mapfre SA	481	1,455
Mediaset Espana Comunicacion SA	85	765
Merlin Properties Socimi SA REIT	168	2,311
Prosegur Cia de Seguridad SA	118	810
Red Electrica Corp. SA	215	4,179
Repsol SA	624	11,877
Siemens Gamesa Renewable Energy SA	113	1,735
Telefonica SA	2,127	18,738
Zardoya Otis SA	87	831

		227,787

Switzerland — 0.3%
STMicroelectronics NV	332	7,894

United Kingdom (c) — 2.5%
RELX NV	492	10,728
Unilever NV	853	47,535

		58,263

TOTAL COMMON STOCKS (Cost $2,328,429)		2,297,843

PREFERRED STOCKS — 1.9%
Germany — 1.8%
Bayerische Motoren Werke AG	29	2,537
FUCHS PETROLUB SE	35	1,833

	Number of Shares	Value
Germany (Continued)
Henkel AG & Co. KGaA	89	$10,976
MAN SE	3	325
Porsche Automobil Holding SE	77	5,670
RWE AG	19	349
Sartorius AG	17	2,486
Sixt SE	7	594
Volkswagen AG	92	17,284

		42,054

Spain — 0.1%
Grifols SA, Class B	117	2,551

TOTAL PREFERRED STOCKS (Cost $43,311)		44,605

RIGHTS — 0.2%
Netherlands — 0.2%
Altice NV, expires 06/08/18*
(Cost $6,677)	502	4,082

EXCHANGE TRADED FUND — 0.1%
iShares MSCI Eurozone ETF
(Cost $3,570)	80	3,419

SECURITIES LENDING COLLATERAL — 3.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.68% (d)(e)
(Cost $84,109)	84,109	84,109

TOTAL INVESTMENTS — 103.2% (Cost $2,466,096)		$2,434,058
Other assets and liabilities, net — (3.2%)		(73,667)

NET ASSETS — 100.0%		$2,360,391

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2018 is as follows:

Value ($) at 5/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2018	Value ($) at 5/31/2018
COMMON STOCK — 0.4%
Germany — 0.4%
Deutsche Bank AG (b)
—	14,712	(363)	(23)	—	110	—	854	9,128
SECURITIES LENDING COLLATERAL — 3.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.68% (d)(e)
—	84,109	—	—	—	396	—	84,109	84,109

—	98,821	(363)	(23)	—	506	—	84,963	93,237

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2018 amounted to $78,904, which is 3.3% of net assets.
(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Securities listed in country of domicile and traded on an exchange within Eurozone.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers Eurozone Equity ETF (Continued)

May 31, 2018

(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2018.

ADR:	American Depositary Receipt
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$2,297,843	$—	$—	$2,297,843
Preferred Stocks (f)	44,605	—	—	44,605
Exchange Traded Fund	3,419	—	—	3,419
Rights	4,082	—	—	4,082
Short-Term Investments	84,109	—	—	84,109

TOTAL	$2,434,058	$—	$—	$2,434,058

(f)	See Schedule of Investments for additional detailed categorizations.

There have been no transfers between fair value measurement levels during year ended May 31, 2018.

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers Germany Equity ETF

May 31, 2018

	Number of Shares	Value
COMMON STOCKS — 93.2%
Consumer Discretionary — 17.4%
adidas AG	292	$65,989
Axel Springer SE	92	6,669
Bayerische Motoren Werke AG	555	55,314
CECONOMY AG	286	2,797
Continental AG	188	47,643
CTS Eventim AG & Co. KGaA	96	4,628
Daimler AG	1,624	116,926
Fielmann AG	40	3,170
Hella GmbH & Co KGaA	78	4,899
HUGO BOSS AG	102	9,154
ProSiebenSat.1 Media SE	315	9,255
Stroeer SE & Co. KGaA	38	2,437
Volkswagen AG	325	60,358
Zalando SE, 144A*	222	11,804

		401,043

Consumer Staples — 2.0%
Beiersdorf AG	214	24,545
Henkel AG & Co. KGaA	177	19,928
Suedzucker AG	123	2,202

		46,675

Financials — 13.5%
Allianz SE	714	147,004
Commerzbank AG*	1,823	18,605
Deutsche Bank AG (a)	3,031	32,398
Deutsche Boerse AG	298	39,795
GRENKE AG	46	5,195
Hannover Rueck SE	107	13,489
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	252	51,860
Talanx AG	94	3,619

		311,965

Health Care — 12.3%
Bayer AG	1,342	159,566
Carl Zeiss Meditec AG	65	4,488
Fresenius Medical Care AG & Co. KGaA	338	33,702
Fresenius SE & Co. KGaA	666	51,123
Merck KGaA	207	21,104
QIAGEN NV*	370	13,415

		283,398

Industrials — 15.2%
Brenntag AG	249	14,341
Deutsche Lufthansa AG	822	22,309
Deutsche Post AG	1,536	58,218
DMG Mori AG	33	1,920
Duerr AG	47	4,714
Fraport AG Frankfurt Airport Services Worldwide	67	6,258
GEA Group AG	285	10,479
HOCHTIEF AG	32	5,872
KION Group AG	115	9,335
Krones AG	27	3,470
MAN SE	57	6,195
MTU Aero Engines AG	76	14,345

	Number of Shares	Value
Industrials (Continued)
OSRAM Licht AG	154	$9,075
Rational AG	6	3,747
Rheinmetall AG	69	8,787
Siemens AG	1,305	169,851
Sixt SE	20	2,535

		351,451

Information Technology — 11.8%
Bechtle AG	38	3,342
Infineon Technologies AG	1,769	48,506
Nemetschek SE	28	3,393
SAP SE	1,500	168,687
Software AG	87	4,152
United Internet AG	213	13,575
Wirecard AG	199	30,697

		272,352

Materials — 10.7%
Aurubis AG	65	5,269
BASF SE	1,490	146,534
Evonik Industries AG	254	8,889
FUCHS PETROLUB SE	47	2,359
HeidelbergCement AG	255	22,563
K+S AG	326	8,714
LANXESS AG	124	9,796
Symrise AG	200	16,216
thyssenkrupp AG	864	22,763
Wacker Chemie AG	30	4,868

		247,971

Real Estate — 3.3%
Deutsche Wohnen SE	573	26,841
Grand City Properties SA	192	4,707
LEG Immobilien AG	108	11,820
Vonovia SE	693	32,649

		76,017

Telecommunication Services — 4.2%
Deutsche Telekom AG	5,655	87,266
Freenet AG	193	5,531
Telefonica Deutschland Holding AG	1,101	4,647

		97,444

Utilities — 2.8%
E.ON SE	3,549	37,583
Innogy SE, 144A	218	9,189
RWE AG	812	18,384

		65,156

TOTAL COMMON STOCKS (Cost $2,286,536)		2,153,472

PREFERRED STOCKS — 6.3%
Consumer Discretionary — 3.8%
Bayerische Motoren Werke AG	89	7,787
Porsche Automobil Holding SE	270	19,881
Volkswagen AG	319	59,929

		87,597

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers Germany Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
Consumer Staples — 1.7%
Henkel AG & Co. KGaA	311	$38,354

Health Care — 0.4%
Sartorius AG	60	8,776

Industrials — 0.1%
MAN SE	11	1,191
Sixt SE	24	2,037

		3,228

Materials — 0.3%
FUCHS PETROLUB SE	122	6,389

	Number of Shares	Value
Utilities — 0.0%
RWE AG	69	$1,266

TOTAL PREFERRED STOCKS (Cost $140,829)		145,610

EXCHANGE-TRADED FUND — 0.2%
Horizons DAX Germany ETF (Cost $5,796)	193	5,734

TOTAL INVESTMENTS — 99.7% (Cost $2,433,161)		$2,304,816
Other assets and liabilities, net — 0.3%		6,572

NET ASSETS — 100.0%		$2,311,388

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2018 is as follows:

Value ($) at 5/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2018	Value ($) at 5/31/2018
COMMON STOCK — 1.4%
Financials — 1.4%
Deutsche Bank AG
—	52,071	(1,385)	(41)	(18,247)	389	—	3,031	32,398

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.68% (b)(c)
—	—	—	—	—	3	—	—	—

—	52,071	(1,385)	(41)	(18,247)	392	—	3,031	32,398

*	Non-income producing security.
(a)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2018.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$2,153,472	$—	$—	$2,153,472
Preferred Stocks (d)	145,610	—	—	145,610
Exchange-Traded Fund	5,734	—	—	5,734

TOTAL	$2,304,816	$—	$—	$2,304,816

(d)	See Schedule of Investments for additional detailed categorizations.

There have been no transfers between fair value measurement levels during the year ended May 31, 2018.

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers Japan JPX-Nikkei 400 Equity ETF

May 31, 2018

	Number of Shares	Value
COMMON STOCKS — 99.8%
Consumer Discretionary — 17.7%
ABC-Mart, Inc.	1,300	$80,169
Adastria Co. Ltd.	100	1,426
Aisin Seiki Co. Ltd.	6,300	317,769
Asics Corp.	8,500	142,077
Bandai Namco Holdings, Inc.	7,900	336,665
Bic Camera, Inc.	4,500	71,241
Bridgestone Corp.	24,900	1,000,400
Casio Computer Co. Ltd.	6,300	96,548
Clarion Co. Ltd.	1,000	2,614
CyberAgent, Inc.	4,500	235,676
Daiichikosho Co. Ltd.	1,300	60,785
Daikyonishikawa Corp.	1,600	25,949
Denso Corp.	16,700	813,135
Don Quijote Holdings Co. Ltd.	4,900	261,586
Eagle Industry Co. Ltd.	100	1,656
Fast Retailing Co. Ltd.	1,000	439,321
Fujitsu General Ltd.	2,200	34,323
Hakuhodo DY Holdings, Inc.	8,900	135,329
Haseko Corp.	8,800	133,970
Heiwa Corp.	2,200	50,603
Hikari Tsushin, Inc.	900	160,210
Honda Motor Co. Ltd.	64,500	2,046,403
Iida Group Holdings Co. Ltd.	6,400	122,469
Isuzu Motors Ltd.	22,100	296,782
Izumi Co. Ltd.	1,300	80,768
J. Front Retailing Co. Ltd.	8,800	138,911
Koito Manufacturing Co. Ltd.	4,700	346,514
K’s Holdings Corp.	7,900	95,982
Mazda Motor Corp.	23,800	300,115
Mitsuba Corp.	100	1,022
NGK Spark Plug Co. Ltd.	6,600	181,030
NHK Spring Co. Ltd.	8,600	84,935
Nifco, Inc.	2,600	89,861
Nippon Television Holdings, Inc.	7,000	118,165
Nissan Motor Co. Ltd.	87,000	865,235
Nissin Kogyo Co. Ltd.	1,500	26,591
Nitori Holdings Co. Ltd.	2,900	499,549
Nojima Corp.	1,200	29,645
NOK Corp.	4,500	84,744
Oriental Land Co. Ltd.	8,700	892,862
Panasonic Corp.	86,700	1,188,639
Pressance Corp.	100	1,619
Rakuten, Inc.	34,900	235,012
Resorttrust, Inc.	2,800	51,596
Rinnai Corp.	1,200	114,870
Ryohin Keikaku Co. Ltd.	1,000	340,559
Sanrio Co. Ltd.	1,900	35,116
Seiko Holdings Corp.	1,100	26,314
Sekisui Chemical Co. Ltd.	17,400	286,356
Sekisui House Ltd.	26,300	470,105
Seria Co. Ltd.	1,700	82,305
Shimamura Co. Ltd.	800	81,881
Shimano, Inc.	2,900	410,797
Sony Corp.	43,500	2,065,995
Stanley Electric Co. Ltd.	6,100	208,583
Start Today Co. Ltd.	7,300	254,319

	Number of Shares	Value
Consumer Discretionary (Continued)
Starts Corp., Inc.	1,000	$25,680
Subaru Corp.	23,400	717,217
Sumitomo Electric Industries Ltd.	26,400	399,602
Sumitomo Forestry Co. Ltd.	6,200	95,016
Sumitomo Rubber Industries Ltd.	7,100	119,265
Suzuki Motor Corp.	15,000	864,559
Takashimaya Co. Ltd.	11,000	92,034
T-Gaia Corp.	100	2,812
Toho Co. Ltd.	5,100	177,440
Toyo Tire & Rubber Co. Ltd.	4,600	71,469
Toyoda Gosei Co. Ltd.	2,500	66,018
Toyota Boshoku Corp.	2,000	38,069
Toyota Industries Corp.	6,200	362,944
Toyota Motor Corp.	33,646	2,143,347
TPR Co. Ltd.	100	2,588
TS Tech Co. Ltd.	1,700	74,951
United Arrows Ltd.	900	33,301
USS Co. Ltd.	8,700	165,039
Yamaha Corp.	5,100	266,630
Yamaha Motor Co. Ltd.	10,500	304,432
Yokohama Rubber Co. Ltd.	4,800	104,708

		22,684,222

Consumer Staples — 10.2%
Aeon Co. Ltd.	28,800	572,315
Ain Holdings, Inc.	1,000	70,873
Ajinomoto Co., Inc.	17,500	334,956
Asahi Group Holdings Ltd.	15,900	833,599
Calbee, Inc.	3,400	124,239
Ci:z Holdings Co. Ltd.	900	51,277
Cosmos Pharmaceutical Corp.	400	86,373
Create SD Holdings Co. Ltd.	1,000	29,868
Ezaki Glico Co. Ltd.	2,000	104,008
FamilyMart UNY Holdings Co. Ltd.	2,400	249,620
Japan Tobacco, Inc.	46,300	1,251,202
Kao Corp.	18,400	1,429,728
Kewpie Corp.	4,300	104,131
Kikkoman Corp.	6,100	288,591
Kirin Holdings Co. Ltd.	36,100	1,028,391
Kobayashi Pharmaceutical Co. Ltd.	2,100	185,752
Kobe Bussan Co. Ltd.	100	4,878
Kose Corp.	1,300	283,225
Kusuri no Aoki Holdings Co. Ltd.	600	44,070
Lawson, Inc. (a)	1,800	117,465
Lion Corp.	10,400	190,779
Matsumotokiyoshi Holdings Co. Ltd.	3,300	159,768
MEIJI Holdings Co. Ltd.	5,000	426,619
NH Foods Ltd.	3,400	140,043
Nichirei Corp.	3,800	103,215
Nippon Suisan Kaisha Ltd.	8,800	43,172
Nissin Foods Holdings Co. Ltd.	3,100	231,120
Pigeon Corp.	4,700	231,442
Seven & i Holdings Co. Ltd.	31,100	1,380,028
Shiseido Co. Ltd.	14,000	1,111,547
Sugi Holdings Co. Ltd.	1,600	96,166
Sundrug Co. Ltd.	3,000	136,684
Suntory Beverage & Food Ltd.	5,900	262,838

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers Japan JPX-Nikkei 400 Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
Consumer Staples (Continued)
Toyo Suisan Kaisha Ltd.	4,800	$171,642
Tsuruha Holdings, Inc.	1,600	238,428
Unicharm Corp.	16,000	497,915
Valor Holdings Co. Ltd.	1,500	36,311
Welcia Holdings Co. Ltd.	1,900	102,830
Yakult Honsha Co. Ltd.	4,400	289,972
Yaoko Co. Ltd.	700	37,305

		13,082,385

Energy — 0.4%
Inpex Corp.	41,000	458,134

Financials — 11.6%
AEON Financial Service Co. Ltd.	5,600	130,922
Aozora Bank Ltd.	4,600	182,484
Chiba Bank Ltd.	24,900	192,517
Chugoku Bank Ltd.	8,500	95,761
Concordia Financial Group Ltd.	43,700	246,565
Dai-ichi Life Holdings, Inc.	41,900	783,082
Daiwa Securities Group, Inc.	64,000	372,118
Financial Products Group Co. Ltd.	2,200	29,584
Fuyo General Lease Co. Ltd.	700	50,642
Gunma Bank Ltd.	17,400	98,976
Hiroshima Bank Ltd.	8,900	63,323
Hitachi Capital Corp.	1,800	46,737
Hokuhoku Financial Group, Inc.	5,300	75,369
IBJ Leasing Co. Ltd.	1,100	31,133
Jafco Co. Ltd.	1,000	41,189
Japan Exchange Group, Inc.	21,400	407,535
kabu.com Securities Co. Ltd.	8,400	29,999
Kyushu Financial Group, Inc.	17,200	82,481
Matsui Securities Co. Ltd.	4,200	39,779
Mebuki Financial Group, Inc.	34,900	127,207
Mitsubishi UFJ Financial Group, Inc.	243,600	1,470,412
Mitsubishi UFJ Lease & Finance Co. Ltd.	17,400	104,261
Mizuho Financial Group, Inc.	971,900	1,696,990
MS&AD Insurance Group Holdings, Inc.	19,200	612,166
Nomura Holdings, Inc.	130,500	677,574
Orient Corp.	8,900	12,370
ORIX Corp.	49,400	830,495
Resona Holdings, Inc.	81,000	452,473
SBI Holdings, Inc.	8,700	238,150
Seven Bank Ltd.	33,500	106,070
Shinsei Bank Ltd.	6,600	104,487
Shizuoka Bank Ltd.	19,100	184,768
Sompo Holdings, Inc.	14,600	635,899
Sony Financial Holdings, Inc.	6,300	116,032
Sumitomo Mitsui Financial Group, Inc.	42,600	1,765,639
Sumitomo Mitsui Trust Holdings, Inc.	14,600	610,366
Suruga Bank Ltd.	8,600	99,421
T&D Holdings, Inc.	23,000	363,487
Tokai Tokyo Financial Holdings, Inc.	8,700	57,656
Tokio Marine Holdings, Inc.	27,700	1,335,984
Tokyo Century Corp.	1,400	84,403
Tokyo Kiraboshi Financial Group, Inc.	1,000	22,771
Yamaguchi Financial Group, Inc. (a)	8,000	96,682
Zenkoku Hosho Co. Ltd.	2,000	96,461

		14,902,420

	Number of Shares	Value
Health Care — 8.3%
Alfresa Holdings Corp.	8,700	$220,453
Asahi Intecc Co. Ltd.	3,800	136,757
Astellas Pharma, Inc.	78,100	1,196,534
Chugai Pharmaceutical Co. Ltd.	7,900	447,190
Daiichi Sankyo Co. Ltd.	21,500	691,633
Eisai Co. Ltd.	9,100	659,770
Hisamitsu Pharmaceutical Co., Inc.	2,200	183,460
Hoya Corp.	15,200	905,606
Kaken Pharmaceutical Co. Ltd.	1,300	72,152
Kyowa Hakko Kirin Co. Ltd.	8,700	178,412
M3, Inc.	7,600	318,634
Medipal Holdings Corp.	7,400	171,029
Mitsubishi Tanabe Pharma Corp.	8,700	156,151
Nihon Kohden Corp.	3,000	83,391
Olympus Corp.	11,000	390,814
Ono Pharmaceutical Co. Ltd.	17,600	437,307
Otsuka Holdings Co. Ltd.	15,700	783,085
Santen Pharmaceutical Co. Ltd.	14,600	254,924
Sawai Pharmaceutical Co. Ltd.	1,500	66,064
Shionogi & Co. Ltd.	10,500	552,230
Ship Healthcare Holdings, Inc.	1,400	51,158
Sumitomo Dainippon Pharma Co. Ltd.	5,900	122,893
Sysmex Corp.	5,900	532,735
Takeda Pharmaceutical Co. Ltd.	27,600	1,130,979
Terumo Corp.	11,400	677,841
Toho Holdings Co. Ltd.	2,000	49,206
Tsumura & Co.	2,600	94,887

		10,565,295

Industrials — 22.8%
Aeon Delight Co. Ltd.	800	28,607
Aica Kogyo Co. Ltd.	1,800	67,431
Amada Holdings Co. Ltd.	12,100	131,864
ANA Holdings, Inc.	13,900	560,631
Asahi Glass Co. Ltd.	7,700	316,094
Central Japan Railway Co.	6,800	1,408,882
COMSYS Holdings Corp.	2,800	74,610
Daifuku Co. Ltd.	3,900	202,816
Daikin Industries Ltd.	10,200	1,181,058
DMG Mori Co. Ltd.	4,300	72,429
East Japan Railway Co.	13,500	1,336,394
Ebara Corp.	3,000	103,686
FANUC Corp.	7,100	1,520,705
Fuji Electric Co. Ltd.	22,000	157,338
Hankyu Hanshin Holdings, Inc.	8,800	363,680
Hanwa Co. Ltd.	1,200	50,752
Harmonic Drive Systems, Inc.	1,100	52,648
Hazama Ando Corp.	8,400	73,682
Hino Motors Ltd.	8,900	100,022
Hitachi Construction Machinery Co. Ltd.	3,600	133,204
Hitachi Transport System Ltd.	1,300	35,119
Hoshizaki Corp.	2,300	231,387
ITOCHU Corp.	53,900	1,015,043
Iwatani Corp.	1,500	53,224
Japan Airlines Co. Ltd.	13,200	512,473
JTEKT Corp.	8,700	127,083
Kajima Corp.	38,000	310,589

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers Japan JPX-Nikkei 400 Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
Industrials (Continued)
Kanamoto Co. Ltd.	1,000	$34,884
Kanematsu Corp.	3,700	57,452
Kawasaki Heavy Industries Ltd.	5,900	179,479
Keihan Holdings Co. Ltd.	5,000	169,589
Keio Corp.	4,500	209,582
Keisei Electric Railway Co. Ltd.	5,600	190,455
Kintetsu Group Holdings Co. Ltd.	7,500	314,441
Komatsu Ltd.	36,100	1,191,870
Kubota Corp.	40,400	681,607
Kumagai Gumi Co. Ltd.	1,200	40,536
Kyowa Exeo Corp.	2,800	73,450
Kyudenko Corp.	1,600	77,316
Maeda Corp.	6,300	68,483
Maeda Road Construction Co. Ltd.	2,200	43,718
Makita Corp.	9,700	433,909
Marubeni Corp.	60,200	470,097
Meitec Corp.	700	32,344
MINEBEA MITSUMI, Inc.	14,000	266,483
MISUMI Group, Inc.	8,700	252,244
Mitsubishi Corp.	52,100	1,453,496
Mitsubishi Electric Corp.	74,500	1,059,437
Mitsubishi Heavy Industries Ltd.	12,600	477,813
Mitsui & Co. Ltd.	60,800	1,072,793
MonotaRO Co. Ltd.	2,600	104,818
Nabtesco Corp.	4,200	137,623
Nagoya Railroad Co. Ltd. (a)	8,500	218,906
Nankai Electric Railway Co. Ltd.	4,900	136,882
NGK Insulators Ltd.	8,800	160,942
Nidec Corp.	9,000	1,398,730
Nihon M&A Center, Inc.	5,100	168,052
Nippo Corp.	1,500	29,063
Nippon Express Co. Ltd.	2,700	203,534
Nippon Steel & Sumikin Bussan Corp.	600	31,037
Nishi-Nippon Railroad Co. Ltd.	2,200	58,015
NSK Ltd.	15,200	173,343
Obara Group, Inc.	400	23,342
Obayashi Corp.	26,000	263,003
Odakyu Electric Railway Co. Ltd.	10,600	229,767
OSG Corp.	3,200	67,066
Park24 Co. Ltd.	4,400	118,986
Penta-Ocean Construction Co. Ltd.	8,700	56,775
Persol Holdings Co. Ltd.	6,700	143,873
Pilot Corp.	1,200	63,730
Sankyu, Inc.	1,700	93,571
Sanwa Holdings Corp.	8,600	94,276
Secom Co. Ltd.	7,700	575,418
Seibu Holdings, Inc.	8,800	145,067
Shimizu Corp.	26,000	254,867
SMC Corp.	2,300	877,067
Sohgo Security Services Co. Ltd.	2,800	128,473
Sojitz Corp.	43,600	155,707
Sotetsu Holdings, Inc.	2,700	78,158
Sumitomo Corp.	46,400	780,487
Sumitomo Heavy Industries Ltd.	4,500	159,464
Sumitomo Mitsui Construction Co. Ltd.	8,640	57,894
Tadano Ltd.	3,400	46,911
Taisei Corp.	8,700	479,663

	Number of Shares	Value
Industrials (Continued)
Takeuchi Manufacturing Co. Ltd.	1,200	$27,547
THK Co. Ltd.	4,800	170,979
Tobu Railway Co. Ltd.	8,600	267,154
Toda Corp.	9,000	79,359
Tokyu Construction Co. Ltd.	2,900	29,442
Tokyu Corp.	19,700	350,682
TOTO Ltd.	5,800	304,294
Toyota Tsusho Corp.	8,700	301,091
Tsubakimoto Chain Co.	3,000	23,499
West Japan Railway Co.	6,800	489,948
Yamato Holdings Co. Ltd.	12,500	359,427

		29,190,861

Information Technology — 11.5%
Advantest Corp.	4,300	101,202
Alps Electric Co. Ltd.	6,500	154,595
Brother Industries Ltd.	8,700	182,576
Canon, Inc.	40,700	1,391,319
COLOPL, Inc.	2,300	16,491
DeNA Co. Ltd.	4,000	77,095
Dip Corp.	1,100	27,165
Disco Corp.	1,000	189,148
Elecom Co. Ltd.	100	2,589
Fujitsu Ltd.	77,000	472,510
GMO internet, Inc.	2,600	69,735
GungHo Online Entertainment, Inc.	25,500	67,831
Hamamatsu Photonics KK	5,800	252,244
Hirose Electric Co. Ltd.	1,205	157,162
Hitachi High-Technologies Corp.	2,500	114,248
Hitachi Ltd.	180,000	1,319,785
Horiba Ltd.	1,500	125,086
Itochu Techno-Solutions Corp.	3,100	56,353
Japan Aviation Electronics Industry Ltd.	2,000	33,412
Kakaku.com, Inc.	5,600	122,108
Keyence Corp.	3,620	2,226,744
Konami Holdings Corp.	2,900	136,398
Konica Minolta, Inc.	17,300	158,279
Kyocera Corp.	12,400	736,844
Mixi, Inc.	1,700	53,357
Murata Manufacturing Co. Ltd.	7,900	1,176,874
NEC Corp.	8,800	248,663
Nexon Co. Ltd.*	17,200	285,123
Nomura Research Institute Ltd.	4,802	242,211
NS Solutions Corp.	1,100	30,000
NTT Data Corp.	23,200	259,878
Obic Co. Ltd.	2,200	190,750
Omron Corp.	8,000	421,925
Oracle Corp.	1,200	91,564
Otsuka Corp.	4,300	177,905
Renesas Electronics Corp.*	4,100	40,832
Ricoh Co. Ltd.	22,900	207,827
SCREEN Holdings Co. Ltd.	1,400	119,324
SCSK Corp.	1,600	73,634
Seiko Epson Corp.	11,100	195,038
Shimadzu Corp.	8,700	240,632
Square Enix Holdings Co. Ltd.	3,400	169,304
TDK Corp.	4,000	360,072

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers Japan JPX-Nikkei 400 Equity ETF (Continued)

May 31, 2018

	Number of Shares	Value
Information Technology (Continued)
Tokyo Electron Ltd.	5,000	$938,838
Trend Micro, Inc.	3,700	210,465
Ulvac, Inc.	1,700	75,811
Yahoo Japan Corp.	52,600	191,722
Yaskawa Electric Corp.	8,700	352,340
Yokogawa Electric Corp.	8,600	157,443

		14,702,451

Materials — 6.9%
Air Water, Inc.	6,900	134,513
Asahi Kasei Corp.	49,300	678,615
Daicel Corp.	9,000	102,057
Daio Paper Corp.	2,500	35,897
Denka Co. Ltd.	2,700	99,282
DIC Corp.	2,900	94,892
Dowa Holdings Co. Ltd.	1,700	53,905
Hitachi Chemical Co. Ltd.	3,700	79,895
Hitachi Metals Ltd.	8,600	94,830
JFE Holdings, Inc.	19,800	410,416
JSR Corp.	8,600	168,129
Kansai Paint Co. Ltd. (a)	8,600	184,911
Kuraray Co. Ltd.	13,600	208,797
Mitsubishi Chemical Holdings Corp.	52,300	485,235
Mitsubishi Gas Chemical Co., Inc.	6,600	168,941
Mitsubishi Materials Corp.	5,100	141,999
Mitsui Chemicals, Inc.	7,200	208,753
Nihon Parkerizing Co. Ltd.	3,400	50,635
Nippon Kayaku Co. Ltd.	5,900	64,949
Nippon Light Metal Holdings Co. Ltd.	25,500	59,616
Nippon Paint Holdings Co. Ltd.	6,100	255,746
Nippon Steel & Sumitomo Metal Corp.	33,100	695,391
Nissan Chemical Industries Ltd.	4,700	221,492
Nitto Denko Corp.	5,700	449,043
NOF Corp.	2,900	88,352
Oji Holdings Corp.	32,000	210,594
Shin-Etsu Chemical Co. Ltd.	13,100	1,313,075
Sumitomo Chemical Co. Ltd.	58,000	351,806
Sumitomo Metal Mining Co. Ltd.	9,400	360,444
Sumitomo Osaka Cement Co. Ltd.	13,000	61,144
Taiheiyo Cement Corp.	4,900	181,757
Taiyo Nippon Sanso Corp.	6,400	95,077
Teijin Ltd.	6,900	134,132
Tokyo Steel Manufacturing Co. Ltd.	4,600	37,471
Toray Industries, Inc.	56,200	460,846
Tosoh Corp.	11,200	196,898
Ube Industries Ltd.	4,200	119,647

	Number of Shares	Value
Materials (Continued)
Zeon Corp.	6,600	$83,954

		8,843,136

Real Estate — 3.9%
Aeon Mall Co. Ltd.	5,200	100,654
Daito Trust Construction Co. Ltd.	3,000	490,681
Daiwa House Industry Co. Ltd.	24,800	900,967
Hulic Co. Ltd.	17,300	177,865
Ichigo, Inc.	8,800	41,552
Leopalace21 Corp.	8,900	61,439
Mitsubishi Estate Co. Ltd.	54,700	994,866
Mitsui Fudosan Co. Ltd.	36,800	926,393
Nomura Real Estate Holdings, Inc.	5,100	119,843
NTT Urban Development Corp.	5,500	57,660
Open House Co. Ltd.	1,200	75,770
Relo Group, Inc.	3,700	95,867
Sumitomo Realty & Development Co. Ltd.	17,000	643,573
Tokyo Tatemono Co. Ltd.	8,600	119,369
Tokyu Fudosan Holdings Corp.	17,500	129,504

		4,936,003

Telecommunication Services — 4.8%
KDDI Corp.	60,900	1,651,074
Nippon Telegraph & Telephone Corp.	33,300	1,565,003
NTT DOCOMO, Inc.	52,400	1,359,135
SoftBank Group Corp.	21,800	1,558,075

		6,133,287

Utilities — 1.7%
Chubu Electric Power Co., Inc.	23,100	358,369
Electric Power Development Co. Ltd.	6,100	162,319
Kansai Electric Power Co., Inc.	30,700	442,507
Nippon Gas Co. Ltd.	1,300	67,964
Osaka Gas Co. Ltd.	14,700	321,277
Toho Gas Co. Ltd.	4,000	126,467
Tohoku Electric Power Co., Inc.	17,500	223,733
Tokyo Gas Co. Ltd.	16,000	436,652

		2,139,288

TOTAL COMMON STOCKS (Cost $127,726,374)		127,637,482

TOTAL INVESTMENTS — 99.8% (Cost $127,726,374)		$127,637,482
Other assets and liabilities, net — 0.2%		211,962

NET ASSETS — 100.0%		$127,849,444

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers Japan JPX-Nikkei 400 Equity ETF (Continued)

May 31, 2018

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2018 is as follows:

Value ($) at 5/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2018	Value ($) at 5/31/2018
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.68% (b)(c)
—	—	—	—	—	410	—	—	—

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2018 amounted to $52,881, which is 0.0% of net assets. The Fund held non-cash U.S. Treasury securities collateral having a value of $57,180.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2018.

At May 31, 2018, open futures contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
JPX-Nikkei 400 Index Futures	JPY	12	$170,867	$170,592	6/07/2018	$3,399

Currency Abbreviations

JPY	Japanese Yen

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$127,637,482	$—	$—	$127,637,482
Derivatives (e)
Futures Contracts	3,399	—	—	3,399

TOTAL	$127,640,881	$—	$—	$127,640,881

(d)	See Schedule of Investments for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

There have been no transfers between fair value measurement levels during the year ended May 31, 2018.

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Small Cap Hedged Equity ETF

May 31, 2018

	Number of Shares	Value
COMMON STOCKS — 0.1%
Hong Kong — 0.1%
Brightoil Petroleum Holdings Ltd.*(a)	6,070	$1,461
Hsin Chong Group Holdings Ltd.*(a)	6,452	373
Town Health International Medical Group Ltd. (a)	8,362	1,053

		2,887

United Kingdom — 0.0%
Conviviality PLC (a)	323	0

TOTAL COMMON STOCKS (Cost $5,805)		2,887

RIGHTS — 0.0%
Singapore — 0.0%
Frasers Logistics & Industrial Trust REIT, expires 06/06/18	120	8

	Number of Shares	Value
United Kingdom — 0.0%
Ladbrokes Coral Group PLC, expires 12/31/30 (a)	1,498	$223

United States — 0.0%
Reliance Worldwide Corp. Ltd., expires 06/14/18	269	326

TOTAL RIGHTS (Cost $0)		557

TOTAL INVESTMENTS — 0.1% (Cost $5,805)		$3,444
Other assets and liabilities, net — 99.9%		3,026,217

NET ASSETS — 100.0%		$3,029,661

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2018 is as follows:

Value ($) at 5/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2018	Value ($) at 5/31/2018
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.68% (b)(c)
78,351	—	(78,351)	—	—	517	—	—	—

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2018.

REIT:	Real Estate Investment Trust

As of May 31, 2018, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
The Bank of Nova Scotia	6/5/2018	AUD	14,000	USD	10,569	$—	$(19)
The Bank of Nova Scotia	6/5/2018	AUD	244,000	USD	184,188	—	(343)
The Bank of Nova Scotia	6/5/2018	CHF	7,000	USD	7,091	—	(15)
The Bank of Nova Scotia	6/5/2018	CHF	133,000	USD	134,705	—	(301)
The Bank of Nova Scotia	6/5/2018	EUR	569,000	USD	689,019	23,562	—
The Bank of Nova Scotia	6/5/2018	EUR	50,000	USD	60,553	2,077	—
The Bank of Nova Scotia	6/5/2018	GBP	372,000	USD	513,085	18,436	—
The Bank of Nova Scotia	6/5/2018	GBP	27,000	USD	37,244	1,342	—
The Bank of Nova Scotia	6/5/2018	HKD	480,000	USD	61,207	—	(1)
The Bank of Nova Scotia	6/5/2018	ILS	101,000	USD	28,119	—	(225)
The Bank of Nova Scotia	6/5/2018	JPY	95,050,000	USD	870,110	—	(3,950)
The Bank of Nova Scotia	6/5/2018	JPY	8,183,000	USD	74,941	—	(308)
The Bank of Nova Scotia	6/5/2018	NOK	409,000	USD	51,106	1,113	—
The Bank of Nova Scotia	6/5/2018	NOK	90,000	USD	11,247	246	—
The Bank of Nova Scotia	6/5/2018	NZD	39,000	USD	27,476	183	—
The Bank of Nova Scotia	6/5/2018	SEK	89,000	USD	10,203	108	—
The Bank of Nova Scotia	6/5/2018	SEK	1,256,000	USD	143,986	1,508	—
The Bank of Nova Scotia	6/5/2018	SGD	63,000	USD	47,603	543	—

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Small Cap Hedged Equity ETF (Continued)

May 31, 2018

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
The Bank of Nova Scotia	6/6/2018	DKK	41,000	USD	6,666	$223	$—
The Bank of Nova Scotia	6/6/2018	DKK	273,000	USD	44,375	1,474	—

Total unrealized appreciation (depreciation)						$50,815	$(5,162)

Currency Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$—	$—	$2,887	$2,887
Rights (d)	334	—	223	557
Derivatives (e)
Forward Foreign Currency Contracts	—	50,815	—	50,815

TOTAL	$334	$50,815	$3,110	$54,259

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (e)
Forward Foreign Currency Contracts	$—	$(5,162)	$—	$(5,162)

TOTAL	$—	$(5,162)	$—	$(5,162)

(d)	See Schedule of Investments for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency contracts.

During the year ended May 31, 2018, the amount of transfers between Level 1 and Level 3 was $2,624. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

See Notes to Financial Statements.	28

This Page is Intentionally Left Blank

29

DBX ETF Trust

Statements of Assets and Liabilities

May 31, 2018

	Xtrackers Eurozone Equity ETF	Xtrackers Germany Equity ETF	Xtrackers Japan JPX- Nikkei 400 Equity ETF	Xtrackers MSCI EAFE Small Cap Hedged Equity ETF
Assets
Investments in non-affiliated securities at value	$2,340,821	$2,272,418	$127,637,482	$3,444
Investment in affiliated securities at value	9,128	32,398	—	—
Investment in DWS Government & Agency Securities Portfolio*	84,109	—	—	—
Cash	295	—	1,165	4,286
Foreign currency at value	3,372	4,901	20,322	21,169
Unrealized appreciation on forward foreign currency contracts	—	—	—	50,815
Deposit with broker for futures contracts	—	—	4,465	—
Receivables:
Investment securities sold	—	—	29,413	2,949,853
Variation margin on futures contracts	—	—	898	—
Dividends	5,565	1,625	150,966	9,772
Securities lending income	227	—	66	68
Foreign tax reclaim	1,862	5,154	10,296	458

Total Assets	$2,445,379	$2,316,496	$127,855,073	$3,039,865

Liabilities
Due to advisor	$—	$—	$—	$3,872
Payable upon return of securities loaned	84,109	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	5,162
Payables:
Investment securities purchased	691	4,924	—	—
Investment advisory fees	188	184	5,629	1,170

Total Liabilities	84,988	5,108	5,629	10,204

Net Assets, at value	$2,360,391	$2,311,388	$127,849,444	$3,029,661

Net Assets Consist of
Paid-in capital	$2,717,723	$2,873,954	$128,442,119	$2,504,618
Undistributed net investment income	49,311	47,451	193,542	40,834
Accumulated net realized gain (loss)	(374,569)	(481,527)	(698,637)	441,069
Net unrealized appreciation (depreciation)	(32,074)	(128,490)	(87,580)	43,140

Net Assets, at value	$2,360,391	$2,311,388	$127,849,444	$3,029,661

Number of Common Shares outstanding	100,001	100,001	4,350,001	100,001

Net Asset Value	$23.60	$23.11	$29.39	$30.30

Investments in non-affiliated securities at cost	$2,367,661	$2,382,516	$127,726,374	$5,805

Investments in affiliated securities at cost	$14,326	$50,645	$—	$—

Value of securities loaned	$78,904	$—	$52,881	$—

Investment in DWS Government & Agency Securities Portfolio at cost*	$84,109	$—	$—	$—

Non-cash collateral for securities on loan	$—	$—	$57,180	$—

Foreign currency at cost	$3,352	$4,872	$19,112	$21,241

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	30

DBX ETF Trust

Statements of Operations

For the Year Ended May 31, 2018

	Xtrackers Eurozone Equity ETF	Xtrackers Germany Equity ETF	Xtrackers Japan JPX- Nikkei 400 Equity ETF	Xtrackers MSCI EAFE Small Cap Hedged Equity ETF
Investment Income
Unaffiliated dividend income*	$71,514	$70,692	$299,762	$68,813
Unaffiliated non-cash dividend income	7,353	—	—	—
Affiliated dividend income**	110	389	—	—
Affiliated securities lending income	396	3	410	517
Unaffiliated securities lending income, net of borrower rebates	115	—	—	769

Total Investment Income	79,488	71,084	300,172	70,099

Expenses
Investment advisory fees	6,560	6,420	39,664	13,102
Other expenses	57	57	57	57

Total Expenses	6,617	6,477	39,721	13,159

Less fees waived (See Note 3):
Waiver	(407)	(397)	(6,088)	—

Net Expenses	6,210	6,080	33,633	13,159

Net Investment income (loss)	73,278	65,004	266,539	56,940

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(93,379)	(48,468)	(437,722)	569,038
Investments in affiliates	(23)	(41)	—	279
In-kind redemptions	271,285	416,736	—	—
Futures contracts	—	—	24,870	—
Foreign currency transactions	59	(35)	3,389	530
Forward foreign currency contracts	(142,708)	(132,421)	—	(97,214)

Net realized gain (loss)	35,234	235,771	(409,463)	472,633
Net change in unrealized appreciation (depreciation) on:
Investments	(156,355)	(237,450)	(449,230)	(233,513)
Investments in affiliates	(5,198)	(18,247)	—	—
Futures contracts	—	—	(1,356)	—
Forward foreign currency contracts	71,195	67,134	—	77,411
Foreign currency translations	(262)	(192)	(3,319)	(318)

Net change in unrealized appreciation (depreciation)	(90,620)	(188,755)	(453,905)	(156,420)

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(55,386)	47,016	(863,368)	316,213

Net Increase (Decrease) in Net Assets Resulting from Operations	$17,892	$112,020	$(596,829)	$373,153

* Unaffiliated foreign tax withheld	$15,741	$13,931	$34,034	$7,439
** Affiliated foreign tax withheld	$29	$103	$—	$—

See Notes to Financial Statements.	31

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers Eurozone Equity ETF		Xtrackers Germany Equity ETF
	Year Ended May 31, 2018	Year Ended May 31, 2017	Year Ended May 31, 2018	Year Ended May 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$73,278	$73,948	$65,004	$75,987
Net realized gain (loss)	35,234	(22,539)	235,771	(112,270)
Net change in net unrealized appreciation (depreciation)	(90,620)	397,415	(188,755)	407,298

Net increase (decrease) in net assets resulting from operations	17,892	448,824	112,020	371,015

Distributions to Shareholders from
Net investment income	(39,480)	(79,217)	(43,413)	(71,924)

Total distributions	(39,480)	(79,217)	(43,413)	(71,924)

Fund Shares Transactions
Proceeds from shares sold	1,199,116	—	1,206,200	—
Value of shares redeemed	(1,211,441)	—	(1,211,262)	—

Net increase (decrease) in net assets resulting from fund share transactions	(12,325)	—	(5,062)	—

Total net increase (decrease) in Net Assets	(33,913)	369,607	63,545	299,091

Net Assets
Beginning of year	2,394,304	2,024,697	2,247,843	1,948,752

End of year	$2,360,391	$2,394,304	$2,311,388	$2,247,843

Undistributed net investment income	$49,311	$35,027	$47,451	$43,290

Changes in Shares Outstanding
Shares outstanding, beginning of year	100,001	100,001	100,001	100,001
Shares sold	50,000	—	50,000	—
Shares redeemed	(50,000)	—	(50,000)	—

Shares outstanding, end of year	100,001	100,001	100,001	100,001

See Notes to Financial Statements.	32

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers Japan JPX-Nikkei 400 Equity ETF		Xtrackers MSCI EAFE Small Cap Hedged Equity ETF
	Year Ended May 31, 2018	Year Ended May 31, 2017	Year Ended May 31, 2018	Year Ended May 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$266,539	$266,292	$56,940	$52,045
Net realized gain (loss)	(409,463)	1,416,998	472,633	195,707
Net change in net unrealized appreciation (depreciation)	(453,905)	463,516	(156,420)	203,224

Net increase (decrease) in net assets resulting from operations	(596,829)	2,146,806	373,153	450,976

Distributions to Shareholders from
Net investment income	(232,909)	(264,075)	(74,217)	(62,074)
Net realized gains	—	—	(56,197)	(27,075)

Total distributions	(232,909)	(264,075)	(130,414)	(89,149)

Fund Shares Transactions
Proceeds from shares sold	118,182,133	8,337,937	—	—
Value of shares redeemed	—	(18,274,566)	—	—

Net increase (decrease) in net assets resulting from fund share transactions	118,182,133	(9,936,629)	—	—

Total net increase (decrease) in Net Assets	117,352,395	(8,053,898)	242,739	361,827

Net Assets
Beginning of period	10,497,049	18,550,947	2,786,922	2,425,095

End of period	$127,849,444	$10,497,049	$3,029,661	$2,786,922

Undistributed net investment income	$193,542	$108,635	$40,834	$35,796

Changes in Shares Outstanding
Shares outstanding, beginning of year	400,001	800,001	100,001	100,001
Shares sold	3,950,000	350,000	—	—
Shares redeemed	—	(750,000)	—	—

Shares outstanding, end of year	4,350,001	400,001	100,001	100,001

See Notes to Financial Statements.	33

DBX ETF Trust

Financial Highlights

Xtrackers Eurozone Equity ETF Selected Per Share Data	Year Ended 5/31/2018	Year Ended 5/31/2017	Period Ended 5/31/2016(a)
Net Asset Value, beginning of year	$23.94	$20.25	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.73	0.74	0.53
Net realized and unrealized gain (loss)	(0.68)	3.74	(4.99)

Total from investment operations	0.05	4.48	(4.46)

Less distributions from:
Net investment income	(0.39)	(0.79)	(0.29)

Total distributions	(0.39)	(0.79)	(0.29)

Net Asset Value, end of year	$23.60	$23.94	$20.25

Total Return (%)	0.22 (c)	23.01	(17.94	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	2	2	2
Ratio of expenses before fee waiver (%)	0.27	0.45	0.45	*
Ratio of expenses after fee waiver (%)	0.26	0.45	0.45	*
Ratio of net investment income (loss) (%)	3.01	3.62	3.18	*
Portfolio turnover rate (%)(d)	93	20	20	**

Xtrackers Germany Equity ETF Selected Per Share Data	Year Ended 5/31/2018	Year Ended 5/31/2017	Period Ended 5/31/2016(a)
Net Asset Value, beginning of period	$22.48	$19.49	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.65	0.76	0.46
Net realized and unrealized gain (loss)	0.41	2.95	(5.75)

Total from investment operations	1.06	3.71	(5.29)

Less distributions from:
Net investment income	(0.43)	(0.72)	(0.22)

Total distributions	(0.43)	(0.72)	(0.22)

Net Asset Value, end of period	$23.11	$22.48	$19.49

Total Return (%)	4.79 (c)	19.70	(21.29	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	2	2	2
Ratio of expenses before fee waiver (%)	0.27	0.45	0.45	*
Ratio of expenses after fee waiver (%)	0.25	0.45	0.45	*
Ratio of net investment income (loss) (%)	2.71	3.89	2.76	*
Portfolio turnover rate (%)(d)	113	30	29	**

(a)	For the period August 19, 2015 (commencement of operations) through May 31, 2016.
(b)	Based on average shares outstanding during the period.
(c)	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	34

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers Japan JPX-Nikkei 400 Equity ETF Selected Per Share Data	Year Ended 5/31/2018	Year Ended 5/31/2017	Period Ended 5/31/2016(a)
Net Asset Value, beginning of period	$26.24	$23.19	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.40	0.35	0.28
Net realized and unrealized gain (loss)	3.30 (d)	3.04	(1.97)

Total from investment operations	3.70	3.39	(1.69)

Less distributions from:
Net investment income	(0.55)	(0.34)	(0.12)

Total distributions	(0.55)	(0.34)	(0.12)

Net Asset Value, end of period	$29.39	$26.24	$23.19

Total Return (%)	14.21 (e)	14.75	(6.78	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	128	10	19
Ratio of expenses before fee waiver (%)	0.21	0.40	0.40	*
Ratio of expenses after fee waiver (%)	0.18	0.40	0.40	*
Ratio of net investment income (loss) (%)	1.39	1.46	1.31	*
Portfolio turnover rate (%)(f)	78	22	8	**

Xtrackers MSCI EAFE Small Cap Hedged Equity ETF Selected Per Share Data	Year Ended 5/31/2018	Year Ended 5/31/2017	Period Ended 5/31/2016(b)
Net Asset Value, beginning of period	$27.87	$24.25	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.57	0.52	0.40
Net realized and unrealized gain (loss)	3.16	3.99	(0.89)

Total from investment operations	3.73	4.51	(0.49)

Less distributions from:
Net investment income	(0.74)	(0.62)	(0.26)
Net realized gains	(0.56)	(0.27)	—

Total distributions	(1.30)	(0.89)	(0.26)

Net Asset Value, end of period	$30.30	$27.87	$24.25

Total Return (%)	13.67	19.32	(1.96	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	3	3	2
Ratio of expenses (%)	0.45	0.45	0.45	*
Ratio of net investment income (loss) (%)	1.96	2.10	2.16	*
Portfolio turnover rate (%)(f)	17	20	23	**

(a)	For the period June 24, 2015 (commencement of operations) through May 31, 2016.
(b)	For the period August 19, 2015 (commencement of operations) through May 31, 2016.
(c)	Based on average shares outstanding during the period.
(d)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(e)	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
(f)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	35

DBX ETF Trust

Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of May 31, 2018, the Trust consists of thirty-seven investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

New Fund Name	Former Fund Name
Xtrackers Eurozone Equity ETF*	Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF
Xtrackers Germany Equity ETF**	Deutsche X-trackers MSCI Italy Hedged Equity ETF
Xtrackers Japan JPX-Nikkei 400 Equity ETF	Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF
Xtrackers MSCI EAFE Small Cap Hedged Equity ETF	Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group Gmbh & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Xtrackers Japan JPX-Nikkei 400 Equity ETF offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Xtrackers Eurozone Equity ETF, Xtrackers Germany Equity ETF and Xtrackers MSCI EAFE Small Cap Hedged Equity ETF offer shares that are listed and traded on the Bats BZX Exchange (‘Bats BZX”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers Eurozone Equity ETF*	NASDAQ Eurozone Large Mid Cap Index*
Xtrackers Germany Equity ETF**	NASDAQ Germany Large Mid Cap Index**
Xtrackers Japan JPX-Nikkei 400 Equity ETF	JPX-Nikkei 400 Net Total Return Index
Xtrackers MSCI EAFE Small Cap Hedged Equity ETF	MSCI EAFE Small Cap US Dollar Hedged Index

*	On October 27, 2017, the Fund changed its name from Xtrackers MSCI Southern Europe Hedged Equity ETF to Xtrackers Eurozone Equity ETF and its Underlying Index from MSCI Southern Europe US Dollar Hedged Index to the NASDAQ Eurozone Large Mid Cap Index.
**	On October 27, 2017, the Fund changed its name from Xtrackers MSCI Italy Hedged ETF to Xtrackers Germany Equity ETF and its Underlying Index from MSCI Italy 25/50 US Dollar Hedged Index to the NASDAQ Germany Large Mid Cap Index.

The NASDAQ Eurozone Large Mid Cap Index which is designed to track the performance of the German large- and mid-capitalization equity market. The NASDAQ Eurozone Large Mid Cap Index which is rebalanced semi-annually in March and September.

The NASDAQ Germany Large Mid Cap Index is designed to track the performance of equity securities of large- and mid-capitalization companies based in the countries in the Economic and Monetary Union of the European Union. The NASDAQ Germany Large Mid Cap Index is rebalanced semi-annually in March and September.

The JPX-Nikkei Index 400 Net Total Return Index is designed to track the performance of equity securities of issuers that are primarily listed on the JASDAQ Stock Exchange (“JASDAQ”) or the following sections of the Tokyo Stock Exchange (“TSE”): the first section (for large companies), the second section (for middle-sized companies) and the “Mothers” (for high-growth and emerging stocks). The JPX-Nikkei Index 400 is rebalanced annually.

MSCI is the creator of the MSCI EAFE Small Cap US Dollar Hedged Index. The MSCI EAFE Small Cap US Dollar Hedged Index is designed to provide exposure to small cap equity securities in developed stock markets outside

36

DBX ETF Trust

Notes to Financial Statements (Continued)

of the Americas, while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. The MSCI EAFE Small Cap US Dollar Hedged Index is rebalanced monthly on the last business day of each month.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between each Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund, except effective June 24, 2018, Xtrackers Japan JPX-Nikkei 400 Equity ETF, is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may dominate the underlying index of such a fund and, consequently, the fund’s investment portfolio. This may adversely affect the fund’s performance or subject the fund’s shares to greater price volatility than that experienced by more diversified investment companies.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The Net Asset Value (“NAV”), of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not

37

DBX ETF Trust

Notes to Financial Statements (Continued)

limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Interest income is recorded on the accrual basis. Distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, are included in dividend income.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of Xtrackers Eurozone Equity ETF, Xtrackers Germany Equity ETF, Xtrackers Japan JPX-Nikkei 400 Equity ETF and Xtrackers MSCI EAFE Small Cap Hedged Equity ETF to pay out dividends from net investment income semi-annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the year ended May 31, 2018, the Funds did not incur any interest or penalties.

38

DBX ETF Trust

Notes to Financial Statements (Continued)

As of May 31, 2018, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Xtrackers Eurozone Equity ETF	$49,311	$—	$(338,136)	$(68,507)	$(357,332)
Xtrackers Germany Equity ETF	47,451	—	(477,664)	(132,353)	(562,566)
Xtrackers Japan JPX-Nikkei 400 Equity ETF	193,542	—	(159,754)	(626,463)	(592,675)
Xtrackers MSCI EAFE Small Cap Hedged Equity ETF	59,408	466,940	—	(1,305)	525,043

The tax character of dividends and distributions declared for the years ended May 31, 2018 and May 31, 2017 were as follows:

	Year Ended May 31, 2018
	Ordinary Income*	Long-Term Capital Gains
Xtrackers Eurozone Equity ETF	$39,480	$—
Xtrackers Germany Equity ETF	43,413	—
Xtrackers Japan JPX-Nikkei 400 Equity ETF	232,909	—
Xtrackers MSCI EAFE Small Cap Hedged Equity ETF	80,077	50,337

	Year Ended May 31, 2017
	Ordinary Income*	Long-Term Capital Gains
Xtrackers Eurozone Equity ETF	$79,217	$—
Xtrackers Germany Equity ETF	71,924	—
Xtrackers Japan JPX-Nikkei 400 Equity ETF	264,075	—
Xtrackers MSCI EAFE Small Cap Hedged Equity ETF	80,180	8,969

*	for tax purposes short-term capital gain distributions are considered ordinary income distributions

At May 31, 2018, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers Eurozone Equity ETF	$89,830	$244,788	$334,618
Xtrackers Germany Equity ETF	153,970	303,324	457,294
Xtrackers Japan JPX-Nikkei 400 Equity ETF	16,036	143,718	159,754

Capital losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the year ended May 31, 2018, the Funds incurred and will elect to defer net capital losses as follows:

Post-October Losses on Capital
Xtrackers Eurozone Equity ETF	$3,518
Xtrackers Germany Equity ETF	20,370

In order to present paid-in capital and accumulated net realized gains or losses on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to additional paid-in capital, undistributed net investment income or loss and accumulated net realized gains or losses on investments. These differences are primarily due to the recognition of certain foreign currency gains (losses) as ordinary income (loss), redemptions-in-kind, and passive foreign investment companies (“PFICs”). For the year ended May 31, 2018, the adjustments were as follows:

	Undistributed Net Investment Income (Loss)	Undistributed Capital Gains (Accumulated Losses)	Paid-In Capital
Xtrackers Eurozone Equity ETF	$(19,514)	$(208,280)	$227,794
Xtrackers Germany Equity ETF	(17,430)	(358,013)	375,443
Xtrackers Japan JPX-Nikkei 400 Equity ETF	51,277	(51,277)	—
Xtrackers MSCI EAFE Small Cap Hedged Equity ETF	22,315	(22,315)	—

39

DBX ETF Trust

Notes to Financial Statements (Continued)

As of May 31, 2018, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers Eurozone Equity ETF	$2,502,529	$(68,471)	$114,190	$(182,661)
Xtrackers Germany Equity ETF	2,437,024	$(132,208)	47,839	(180,047)
Xtrackers Japan JPX-Nikkei 400 Equity ETF	128,261,858	$(624,376)	2,506,428	(3,130,804)
Xtrackers MSCI EAFE Small Cap Hedged Equity ETF	6,037	$(1,153)	7,005	(8,158)

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of May 31, 2018, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translation    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Funds may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans, the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash and/or U.S. Treasury securities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended May 31, 2018, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.14% annualized effective rate as of May 31, 2018) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

40

DBX ETF Trust

Notes to Financial Statements (Continued)

As of May 31, 2018, Xtrackers Eurozone Equity ETF had securities on loan, which were classified as Common Stocks in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at period end. As of year end, the remaining contractual maturity of the cash collateral agreements were overnight and continuous.

As of May 31, 2018, Xtrackers Japan JPX-Nikkei 400 Equity ETF had securities on loan, which were classified as Common Stocks in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at year end.

Remaining Contractual Maturity of the Agreements, as of May 31, 2018

	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$—	$—	$—	$57,180	$57,180

Gross amount of recognized liabilities for securities lending transactions					$57,180

As of May 31, 2018, the funds listed below had no securities on loan:

Xtrackers Germany Equity ETF

Xtrackers MSCI EAFE Small Cap Hedged Equity ETF

Derivatives

Forward Foreign Currency Contracts    Each Fund, except Xtrackers Japan JPX-Nikkei 400 Equity ETF, may enter into forward foreign currency contracts (“forward currency contracts”) designed to offset a Fund’s exposure to non-U.S. currencies. In addition, the Funds may enter into forward currency contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to Shareholders.

A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. For the year ended May 31, 2018, the Xtrackers MSCI EAFE Small Cap Hedged Equity ETF invested in forward currency contracts to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. In addition, prior to October 27, 2017, Xtrackers Eurozone Equity ETF (formerly Xtrackers MSCI Southern Europe Hedged Equity ETF) and Xtrackers Germany Equity ETF (formerly Xtrackers MSCI Italy Hedged Equity ETF) each invested in forward currency contracts to hedge against changes in the value of the U.S. dollar against the Euro.

The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the respective Fund has in that particular currency contract.

A summary of the open forward currency contracts as of May 31, 2018 is included in a table following each Fund’s Schedule of Investments. The investment in forward currency contracts short vs. U.S. dollars had a contract value generally indicative of a range of the total exposure the respective Fund had to the value of non U.S currencies during the year ended May 31, 2018.

Futures Contracts    Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the year ended May 31, 2018, Xtrackers Japan JPX-Nikkei 400 Equity ETF utilized futures in order to simulate investment in the Fund’s Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in

41

DBX ETF Trust

Notes to Financial Statements (Continued)

the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of May 31, 2018 is included in a table following the Funds’ Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of May 31, 2018 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers Japan JPX-Nikkei 400 Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$3,399	Unrealized depreciation on futures contracts*	$—
Xtrackers MSCI EAFE Small Cap Hedged Equity ETF
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$50,815	Unrealized depreciation on forward foreign currency contracts	$5,162

*	Includes cumulative appreciation or cumulative depreciation on futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the year ended May 31, 2018 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

	Futures Contracts — Equity Contracts	Forward Foreign Currency Contracts — Foreign Exchange Contracts	Total
Xtrackers Eurozone Equity ETF	$—	$(142,708)	$(142,708)
Xtrackers Germany Equity ETF	—	(132,421)	(132,421)
Xtrackers Japan JPX-Nikkei 400 Equity ETF	24,870	—	24,870
Xtrackers MSCI EAFE Small Cap Hedged Equity ETF	—	(97,214)	(97,214)

Net Change in Unrealized Appreciation (Depreciation) on:

	Futures Contracts — Equity Contracts	Forward Foreign Currency Contracts — Foreign Exchange Contracts	Total
Xtrackers Eurozone Equity ETF	$—	$71,195	$71,195
Xtrackers Germany Equity ETF	—	67,134	67,134
Xtrackers Japan JPX-Nikkei 400 Equity ETF	(1,356)	—	(1,356)
Xtrackers MSCI EAFE Small Cap Hedged Equity ETF	—	77,411	77,411

42

DBX ETF Trust

Notes to Financial Statements (Continued)

For the year ended May 31, 2018 the average monthly volume of derivatives was as follows:

	Futures Contracts (Contract Value)	Forward Foreign Currency Contracts (Contract Value)
Xtrackers EurozoneEquity ETF	$—	$(918,408	)*
Xtrackers MSCI Germany Equity ETF	—	(876,255	)*
Xtrackers Japan JPX-Nikkei 400 Equity ETF	115,114	—
Xtrackers MSCI EAFE Small Cap Hedged Equity ETF	—	(2,860,717)

*	for the period from June 1, 2017 through October 26, 2017

As of May 31, 2018, the Funds have transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Funds may have collateral agreements with certain counterparties to mitigate risk. Interest expense from collateral received, if any, is included in Other expenses on the Statements of Operations. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following table:

	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivatives Liabilities
Xtrackers MSCI EAFE Small Cap Hedged Equity ETF
The Bank of Nova Scotia	$50,815	$(5,162)	$—	$45,653	$5,162	$(5,162)	$—	$—

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Xtrackers MSCI EAFE Small Cap Hedged Equity ETF, the Advisor is entitled to receive a unitary management fee from the Fund based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to 0.45%.

For its investment advisory services to the Funds below, for the period from June 1, 2017 through October 26, 2017, the Advisor received a unitary management fee from each Fund based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Management Fee
Xtrackers Eurozone Equity ETF	0.45%
Xtrackers Germany Equity ETF	0.45%
Xtrackers Japan JPX-Nikkei 400 Equity ETF	0.40%

43

DBX ETF Trust

Notes to Financial Statements (Continued)

Effective October 27, 2017, for its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary management fee from each Fund based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Management Fee
Xtrackers Eurozone Equity ETF	0.15%
Xtrackers Germany Equity ETF	0.15%
Xtrackers Japan JPX-Nikkei 400 Equity ETF	0.15%

Effective February 20, 2018 the Advisor had agreed, until February 20, 2019, to waive a portion of its unitary management fee to the extent necessary to prevent the operating expenses of each Fund from exceeding 0.09% of the Fund’s average daily net assets. This agreement may only be terminated by the Fund’s Board (and may not be terminated by the Advisor) prior to that time. For the period February 20, 2018 through May 31, 2018, the Advisor waived $407, $397 and $6,088 of Xtrackers Eurozone Equity ETF, Xtrackers Germany Equity ETF and Xtrackers Japan JPX-Nikkei 400 Equity ETF, respectively.

Out of the unitary management fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services and expenses of the Independent Trustees. Each Fund is responsible for the payment of, interest expense, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of four Trustees, including three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Investment Portfolio Transactions

For the year ended May 31, 2018, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers Eurozone Equity ETF	$2,248,982	$2,328,311
Xtrackers Germany Equity ETF	2,678,582	2,734,124
Xtrackers Japan JPX-Nikkei 400 Equity ETF	18,085,069	17,910,847
Xtrackers MSCI EAFE Small Cap Hedged Equity ETF	456,467	3,550,218
For the year ended May 31, 2018, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers Eurozone Equity ETF	$1,191,257	$1,184,299
Xtrackers Germany Equity ETF	1,198,623	1,192,319
Xtrackers Japan JPX-Nikkei 400 Equity ETF	118,001,485	—

5. Fund Share Transactions

As of May 31, 2018, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s underlying index and an

44

DBX ETF Trust

Notes to Financial Statements (Continued)

amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At May 31, 2018, there was one affiliated shareholder account for each fund listed below holding a significant percentage of the shares outstanding:

Approximate Percent of Outstanding Shares Held
Xtrackers Eurozone Equity ETF	40%
Xtrackers Germany Equity ETF	75%

7. Fund Liquidation

On May 16, 2018, the Board of Trustees unanimously voted to close and liquidate Xtrackers MSCI EAFE Small Cap Hedged Equity ETF. After the close of business on May 31, 2018, the Fund no longer accepted creation orders and the final day of trading on the exchange was May 31, 2018. Proceeds of the liquidation were sent to shareholders on June 12, 2018.

45

DBX ETF Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders of

Xtrackers Eurozone Equity ETF, formerly Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF, Xtrackers Germany Equity ETF, formerly Deutsche X-trackers MSCI Italy Hedged Equity ETF, Xtrackers Japan JPX-Nikkei 400 Equity ETF, formerly Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF, and Xtrackers MSCI EAFE Small Cap Hedged Equity ETF, formerly Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF, and the Board of Trustees of DBX ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Xtrackers Eurozone Equity ETF, Xtrackers Germany Equity ETF, Xtrackers Japan JPX-Nikkei 400 Equity ETF and Xtrackers MSCI EAFE Small Cap Hedged Equity ETF (collectively referred to as the “Funds”), (four of the funds constituting DBX ETF Trust (the “Trust”)), including the schedules of investments, as of May 31, 2018, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (four of the funds constituting the DBX ETF Trust) at May 31, 2018, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. general accepted accounting principles.

Individual fund constituting the DBX ETF Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Xtrackers Eurozone Equity ETF Xtrackers Germany Equity ETF Xtrackers MSCI EAFE Small Cap Hedged Equity ETF	For the year ended May 31, 2018	For each of the two years in the period ended May 31, 2018	For each of the two years in the period ended May 31, 2018 and the period from August 19, 2015 (commencement of operations) through May 31, 2016
Xtrackers Japan JPX-Nikkei 400 Equity ETF	For the year ended May 31, 2018	For each of the two years in the period ended May 31, 2018	For each of the two years in the period ended May 31, 2018 and the period from June 24, 2015 (commencement of operations) through May 31, 2016

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of the internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

46

DBX ETF Trust

Report of Independent Registered Public Accounting Firm (Continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2018, by correspondence with the custodians and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

New York, New York

July 26, 2018

47

DBX ETF Trust

Trustees and Officers (Unaudited)

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Independent Trustees
Stephen R. Byers (1953) 345 Park Avenue New York, New York 10154	Trustee, Chairman of the Board and Member of the Audit and Nominating Committees; formerly, Lead Independent Trustee	Trustee since 2011 (Chairman of the Board since 2016; formerly, Lead Independent Trustee, 2015-2016)	Independent Director (2011-present); Independent Consultant (2014-present); formerly, Director of Investment Management, the Dreyfus Corporation (2000-2006) and Vice Chairman and Chief Investment Officer (2002-2006).	37	The Arbitrage Funds; Sierra Income Corporation; Mutual Fund Directors Forum.
George O. Elston (1964) 345 Park Avenue New York, New York 10154	Trustee, Chairman of the Audit Committee and Member of the Nominating Committee	Trustee since 2011 (Chairman of the Audit Committee since 2015)	Chief Executive Officer, 2X Oncology, Inc. (2017-present); Senior Vice President and Chief Financial Officer, Juniper Pharmaceuticals, Inc. (2014-2016); Senior Vice President and Chief Financial Officer, KBI BioPharma Inc. (2013-2014); Managing Partner, Chatham Street Partners (2010-2013).	37
J. David Officer (1948) 345 Park Avenue New York, New York 10154	Trustee, Chairman of the Nominating Committee and Member of the Audit Committee	Trustee since 2011 (Chairman of the Nominating Committee since 2015)	Independent Director (2010-present); formerly, Vice Chairman, the Dreyfus Corporation (2006-2009); President, The Dreyfus Family of Funds, Inc. (2006-2009).	37	Ilex Partners (Asia), LLC; Old Westbury Funds.

48

DBX ETF Trust

Trustees and Officers (Unaudited) (Continued)

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Interested Trustee
Michael Gilligan (1966) 345 Park Avenue New York, New York 10154	Trustee Treasurer, Chief Financial Officer and Controller	Trustee since 2016; Treasurer, Chief Financial Officer and Controller since 2010	Director in the Finance Division at Deutsche Bank AG (2008- present); Manager, Treasurer and Chief Financial Officer of the Adviser (2010- present); Chief Financial Officer of Global Passive Asset Management Platform (2012-present); Chief Financial Officer of RREEF America L.L.C. (2018-present).	37	The Adviser, DBX Strategic Advisors LLC and DB Commodity Services LLC

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Freddi Klassen (1975) 345 Park Avenue New York, New York 10154	President and Chief Executive Officer	Since 2016	Director in DWS and Chief Operating Officer in the Americas for the Passive Asset Management Department (2014-present) and Trading and Product Development teams (2016-present); Manager and Chief Operating Officer of the Adviser (2016-present); Global Chief Operating Officer for Equities Technology in the Investment Bank Division at Deutsche Bank AG (2013-2014); Chief Operating Officer for Exchange Traded Funds and Systematic Funds in Europe (2008-2013).
Fiona Bassett (1974) 345 Park Avenue New York, New York 10154	Chief Operating Officer	Since 2014	Managing Director in DWS and Head of Passive Americas Asset Management Platform (2014-present); Manager and Chief Executive Officer and Chief Investment Officer of the Adviser (2014-present); Managing Director, COO Global Key Projects and Integration at Deutsche Asset Management (2012-2014); Managing Director at Deutsche Bank AG (2004-2012).

49

DBX ETF Trust

Trustees and Officers (Unaudited) (Continued)

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Frank Gecsedi (1967) 60 Wall Street New York, New York 10005	Chief Compliance Officer	Since 2010	Director in the DWS Compliance Department (2016-present), Vice President in the Deutsche Asset Management Compliance Department at Deutsche Bank AG (2013-2016) and Chief Compliance Officer of the Adviser (2010- present); Vice President in Deutsche Bank’s Global Markets Legal, Risk and Capital Division (2010-2012).
Bryan Richards (1978) 345 Park Avenue New York New York 10154	Vice President	Since 2016	Director in DWS (2014-present); Portfolio Manager in the Passive Asset Management Department at Deutsche Bank AG (2011- present); Primary Portfolio Manager for the PowerShares DB Commodity ETFs (2011-2015).
Leslie Lowenbraun (1953) 60 Wall Street New York, New York 10005	Secretary	Since 2016	Vice President in U.S. Retail Passive Legal of DWS (2014-present) and Chief Legal Officer of the Adviser (2017-present); Counsel at Skadden, Arps, Slate, Meagher & Flom LLP (2005-2014).
Amy McDonald (1978) One International Place Boston, Massachusetts 02110	Assistant Secretary	Since 2018	Vice President in U.S. Retail Passive Legal of DWS (2018-present); Vice President, Fidelity Investments Asset Management Compliance (2016-2017); Legal Counsel and Senior Legal Counsel, Fidelity Investments (2010-2016).

Each Trustee serves until his or her successor is duly elected or appointed and qualified. Each officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

The Funds’ SAI includes additional information about the Funds’ Trustees and is available by calling 855-329-3837, or on the Company’s website at www.Xtrackers.com

50

DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contract (Unaudited)

Xtrackers MSCI EAFE Small Cap Hedged Equity ETF, Xtrackers Eurozone Equity ETF, Xtrackers Germany Equity ETF and Xtrackers Japan JPX-Nikkei 400 Equity ETF

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on February 13, 2018, the Trustees, including the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement with respect to Xtrackers MSCI EAFE Small Cap Hedged Equity ETF, Xtrackers Eurozone Equity ETF, Xtrackers Germany Equity ETF and Xtrackers Japan JPX-Nikkei 400 Equity ETF (each a “Fund,” and collectively, the “Funds”). The Independent Trustees were advised throughout the review and meetings by K&L Gates LLP (“Independent Trustee Counsel”).

In reaching this decision, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX Advisors LLC (“DBX” or the “Adviser”) and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Adviser from its relationship with the Funds; (5) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Adviser.

The Board reached a determination, with the assistance of Dechert LLP (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services provided by the Adviser under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Adviser continuously during the prior year, in addition to the information the Adviser had provided in response to the Board’s requests prior to this meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Adviser, including portfolio management.

The Board considered that the Adviser provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Adviser pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Adviser or one of its Deutsche Bank affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Adviser arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operations. The Board also considered that in addition to managing the Funds’ portfolios directly, the Adviser provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds. The Trustees took into consideration that tracking error for each Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Adviser under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Adviser, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Adviser, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Adviser in supervising third party service providers to the Funds, such as the administrator and the custodian, noting the Adviser’s extensive work with these service providers (including onsite due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Adviser, which supports the Funds’ compliance program.

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DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contract (Unaudited) (Continued)

Adviser’s Financial Resources.    In connection with the assessment of the ability of the Adviser to perform its duties under the Investment Advisory Agreement, the Board considered the Adviser’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Adviser has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee.    The Board compared each Fund’s advisory fee to that of other pertinent exchange-traded funds (“ETFs”) and noted that each Fund’s fee is competitive with the fees of its respective peer group. The Board agreed that it was familiar with the Adviser’s methodology for selecting each Fund’s peer group and believed that the Funds’ peer groups were appropriate. The Board considered that the fee for each of the Funds is a unitary fee pursuant to which the Adviser pays all of the Fund’s costs. The Board also considered that each Fund’s portfolio is managed on a day-to-day basis by the Adviser and that the Adviser also provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee for each Fund is reasonable in light of the services provided.

Costs of Services and Profitability.    The Board considered the expenses of the Adviser in developing and rendering services provided to the Funds and the information provided by the Adviser to the Board regarding the Funds’ profitability. The Board considered that the Adviser had provided extensive information about the Adviser’s profitability and the Adviser’s methodology in determining profitability. While the Adviser had provided information about the Adviser’s expenses relating to marketing the Funds, the Board considered the Adviser’s profitability without accounting for such expenses. The Board determined that, although only some of the Funds were profitable as of this time, the Adviser’s profitability with respect to each profitable Fund was not excessive. The Board considered whether the Adviser would benefit in other ways from its relationships with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Adviser related to the operation of the Funds.

Economies of Scale.    The Board considered that certain Funds had attracted a substantial amount of assets, but determined that those Funds were not experiencing economies of scale beyond what was reflected in each Fund’s unitary fee, which the Board noted was very competitive. The Board considered that the other Funds were not experiencing economies of scale at this time and determined to revisit this matter after the Funds had attracted more assets.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

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DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca or Bats BZX, as applicable, at a price above (i.e., at a premium) or below (i.e., at a discount) the Net Asset Value of the Fund can be found at www.Xtrackers.com.

Tax Information

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum allowable for its period ended May 31, 2017.

Qualified Dividend Income*
Xtrackers Eurozone Equity ETF	100%
Xtrackers Germany Equity ETF	89%
Xtrackers Japan JPX-Nikkei 400 Equity ETF	100%
Xtrackers MSCI EAFE Small Cap Hedged Equity ETF	77%

* The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Each Fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

	Gross Foreign Income	Foreign Taxes Paid
Xtrackers Eurozone Equity ETF	$ 94,709	$13,371
Xtrackers Germany Equity ETF	85,060	14,019
Xtrackers Japan JPX-Nikkei 400 Equity ETF	333,640	33,735

53

DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax adviser, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.Xtrackers.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

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DBX ETF Trust

This report is intended for the shareholders of DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Dividends are not guaranteed. If the dividend-paying stocks held by the fund reduce or stop paying dividends, the fund’s ability to generate income may be adversely affected. Preferred stocks, a type of dividend-paying stock, present certain additional risks. The European financial markets have recently experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries, including Greece, Ireland, Italy, Portugal and Spain. A default or debt restructuring by any European country would adversely impact holders of that country’s debt, and sellers of credit default swaps linked to that country’s creditworthiness (which may be located in countries other than those listed in the previous sentence). These events have adversely affected the exchange rate of the euro, the common currency of certain EU countries, and may continue to significantly affect every country in Europe, including countries that do not use the euro. A fund’s use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. These Funds are non-diversified and can take larger positions in fewer issues, increasing each Fund’s potential risk. Performance of a Fund may diverge from that of an Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. A fund that focuses its investments in Japan can be impacted by the events and developments in Japan, which can adversely affect performance. There are additional risks associated with investing in aggressive growth stocks, non-diversified/concentrated funds and small- and mid-cap stocks which are more fully explained in the prospectuses, as applicable. An investment in any Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that fund. Please read the prospectus for more information.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the New York Stock Exchange or Bats BZX Exchange, Inc., as applicable. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NASDAQ and NASDAQ Index are servicemarks of NASDAQ Inc. and have been licensed for use by DBX. The Funds or securities referenced to herein are not sponsored, endorsed, issued, sold or promoted by NASDAQ Inc. nor does this company make any representation regarding the advisability of investing in the Funds. NASDAQ Inc.’s only relationship to each Fund is in the licensing of its trade names and the use of each Underlying Index which is determined, composed and calculated by NASDAQ Inc. without regard to the Funds. The Funds’ prospectus contains a more detailed description of the limited relationship NASDAQ Inc. has with DBX and any related Funds.

The JPX-Nikkei 400 Total Return Index” (the “Index”) is copyrightable work calculated using such methodology independently developed by Japan Exchange Group, Inc. and Tokyo Stock Exchange, Inc. (hereinafter collectively called “JPX Group”) and Nikkei Inc. (hereinafter called “Nikkei”). JPX Group and Nikkei jointly own copyrights and any other intellectual property rights subsisting in “Index” itself and the methodology to calculate “Index”. JPN is not in any way sponsored, endorsed or promoted by JPX Group and Nikkei. JPX Group and Nikkei do not make any warranty or representation. JPX Group and Nikkei have no obligation to publish “Index” continuously and shall not be liable for any errors, delays or suspensions of the publication of “Index”.

The Funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such Funds or securities or any index on which such Funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with DBX and any related Funds.

Copyright © 2018 DWS Group. All rights reserved. XtrackersTM is a trademark of Deutsche Asset Management International GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 345 Park Ave. New York, NY 10154	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 101 Barclay Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1100 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-38754-4 (7/18) DBX003443 (7/19)

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

Stephen R. Byers, George O. Elston, and J. David Officer are the designated financial experts on the Audit Committee of DBX ETF Trust. With respect to DBX ETF Trust, Stephen Byers, George O. Elston, and J. David Officer are not “interested persons” as such terms are defined by Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $699,504 for 2018 and $711,184 for 2017.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2018 and $65,000 for 2017. These services consisted of security counts related to Rule 17f-2 under the Investment Company Act of 1940.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $343,782 for 2018 and $276,624 for 2017.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2018 and $0 for 2017.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

In accordance with Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the audit and permissible non-audit services of the Registrant.

(e)(2)	All of the services described in paragraphs (b) through (d) above were approved by the Audit Committee in accordance with paragraph (c) (7) (i) (c) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2018 and $0 for 2017.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the

Exchange Act. The Registrant’s audit committee members are Stephen R. Byers, George O. Elston, and J. David Officer.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)

There have been no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DBX ETF Trust

By (Signature and Title)*	/s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Date	August 3, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Date	August 3, 2018

By (Signature and Title)*	/s/ Michael Gilligan
Michael Gilligan
Treasurer, Chief Financial Officer and Controller

Date	August 3, 2018

* Print the name and title of each signing officer under his or her signature.